UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number      811-08274

  MassMutual Select Funds

                                                 (Exact name of registrant as specified in charter)

  100 Bright Meadow Blvd., Enfield, CT                            06082

                    (Address of principal executive offices)                                                     (Zip code)

  Eric Wietsma

  100 Bright Meadow Blvd., Enfield, CT                            06082

                                                                      (Name and address of agent for service)

  Registrant’s telephone number, including area code:   (860) 562-1000

  Date of fiscal year end:   9/30/2018

  Date of reporting period:   12/31/2017

Item 1. Schedule of Investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.8%

CORPORATE DEBT — 28.0%
Aerospace & Defense — 0.3%
Northrop Grumman Corp. 3.250% 1/15/28	$1,375,000	$1,377,008
United Technologies Corp. STEP 1.778% 5/04/18	1,717,000	1,714,374

		3,091,382

Agriculture — 0.3%
BAT Capital Corp. (a) 2.764% 8/15/22	1,395,000	1,387,403
BAT International Finance PLC (a) 1.850% 6/15/18	1,500,000	1,498,724

		2,886,127

Airlines — 0.9%
America West Airlines, Inc. 8.057% 1/02/22	662,744	743,996
Continental Airlines, Inc. 6.545% 8/02/20	471,255	483,037
Continental Airlines, Inc. 8.048% 5/01/22	1,585,530	1,746,065
Continental Airlines, Inc. 5.983% 10/19/23	3,414,990	3,723,364
US Airways, Inc. 7.125% 4/22/25	1,124,512	1,290,692

		7,987,154

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 2.145% 1/09/18	900,000	900,018
Ford Motor Credit Co. LLC 2.943% 1/08/19	1,000,000	1,006,244
General Motors Co. 3.500% 10/02/18	1,110,000	1,121,546
General Motors Co. 4.875% 10/02/23	150,000	162,326
General Motors Financial Co., Inc. 3.450% 4/10/22	1,400,000	1,418,664

		4,608,798

Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	198,000	202,702

Banks — 9.3%
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,100,162
Bank of America Corp. VRN (b) 3.093% 10/01/25	1,395,000	1,391,801
Bank of America Corp. 5.650% 5/01/18	9,815,000	9,932,126

	Principal Amount	Value
Capital One NA 2.350% 8/17/18	$2,025,000	$2,028,162
Citigroup, Inc. 1.750% 5/01/18	1,000,000	999,166
Citigroup, Inc. 1.800% 2/05/18	2,000,000	1,999,791
Citigroup, Inc. 2.050% 12/07/18	2,000,000	1,997,908
Citigroup, Inc. 2.150% 7/30/18	3,075,000	3,076,913
Citigroup, Inc. 2.500% 9/26/18	4,500,000	4,512,900
Citigroup, Inc. 2.500% 7/29/19	1,000,000	1,003,069
Discover Bank 2.000% 2/21/18	1,565,000	1,565,109
Discover Bank 4.200% 8/08/23	2,120,000	2,226,258
The Goldman Sachs Group, Inc. 2.375% 1/22/18	1,000,000	1,000,204
The Goldman Sachs Group, Inc. VRN (b) 3.272% 9/29/25	2,320,000	2,310,652
The Goldman Sachs Group, Inc. 3.850% 7/08/24	1,150,000	1,192,857
The Goldman Sachs Group, Inc. 3.850% 1/26/27	4,055,000	4,163,094
The Goldman Sachs Group, Inc. 5.950% 1/18/18	2,000,000	2,003,154
The Goldman Sachs Group, Inc. 6.150% 4/01/18	2,000,000	2,021,049
The Goldman Sachs Group, Inc. 7.500% 2/15/19	1,000,000	1,056,835
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.155%, VRN 3.220% 3/01/25	1,000,000	1,007,797
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.337%, VRN 3.782% 2/01/28	2,000,000	2,072,501
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	7,264,298
Lloyds Banking Group PLC VRN (b) 2.907% 11/07/23	910,000	902,202
Morgan Stanley 3 mo. USD LIBOR + .930%, FRN 2.293% 7/22/22	3,000,000	3,024,094
Morgan Stanley 5.500% 7/24/20	1,350,000	1,447,444
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	2,006,610
Wachovia Corp. 5.750% 2/01/18	2,000,000	2,006,200
Wells Fargo & Co. 3.000% 4/22/26	1,345,000	1,319,579

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co. 3.550% 9/29/25	$75,000	$76,985
Wells Fargo & Co. 3 mo. USD LIBOR + 1.310%, VRN 3.584% 5/22/28	3,000,000	3,058,371
Wells Fargo Bank NA 1.750% 5/24/19	2,500,000	2,486,108
Wells Fargo Bank NA 2.150% 12/06/19	3,010,000	3,005,357

		82,258,756

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	1,440,000	1,668,944

Biotechnology — 0.5%
Amgen, Inc. 4.663% 6/15/51	1,500,000	1,677,757
Celgene Corp. 3.875% 8/15/25	676,000	699,719
Celgene Corp. 4.625% 5/15/44	160,000	170,708
Celgene Corp. 5.000% 8/15/45	500,000	567,295
Gilead Sciences, Inc. 4.150% 3/01/47	1,345,000	1,430,644

		4,546,123

Chemicals — 0.1%
Axalta Coating Systems LLC (a) 4.875% 8/15/24	450,000	472,500
Valvoline, Inc. 5.500% 7/15/24	450,000	478,125

		950,625

Commercial Services — 0.1%
IHS Markit Ltd. (a) 4.000% 3/01/26	94,000	93,882
IHS Markit Ltd. (a) 5.000% 11/01/22	335,000	363,207

		457,089

Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc. (a) 4.625% 5/15/21	446,000	449,345
First Quality Finance Co., Inc. (a) 5.000% 7/01/25	190,000	193,800

		643,145

Diversified Financial Services — 1.4%
American Express Co. 7.000% 3/19/18	2,500,000	2,526,776
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	2,548,000	2,757,590

	Principal Amount	Value
International Lease Finance Corp. (a) 7.125% 9/01/18	$3,911,000	$4,035,637
Protective Life Global Funding 3 mo. USD LIBOR + .550%, FRN (a) 2.073% 6/08/18	2,000,000	2,003,041
Protective Life Global Funding (a) 2.700% 11/25/20	1,495,000	1,501,570

		12,824,614

Electric — 1.6%
AEP Texas, Inc. (a) 3.850% 10/01/25	2,000,000	2,088,541
Ameren Illinois Co. 3.700% 12/01/47	1,250,000	1,279,025
Duke Energy Carolinas LLC 3.700% 12/01/47	1,300,000	1,339,179
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,294,313
FirstEnergy Transmission LLC (a) 5.450% 7/15/44	2,000,000	2,375,640
Metropolitan Edison Co. (a) 4.000% 4/15/25	985,000	1,012,229
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,168,857
NextEra Energy Operating Partners LP (a) 4.500% 9/15/27	275,000	273,625
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	2,000,000	2,106,593

		13,938,002

Electronics — 0.0%
Itron, Inc. (a) 5.000% 1/15/26	270,000	271,012

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	450,000	482,625

Environmental Controls — 0.1%
Republic Services, Inc. 3.375% 11/15/27	450,000	453,365

Foods — 0.5%
Chobani LLC/Chobani Finance Corp., Inc. (a) 7.500% 4/15/25	79,000	83,740
Kraft Heinz Foods Co. 4.375% 6/01/46	1,000,000	990,550
Kraft Heinz Foods Co. 5.200% 7/15/45	1,750,000	1,925,032
Lamb Weston Holdings, Inc. (a) 4.625% 11/01/24	350,000	360,500
Pilgrim’s Pride Corp. (a) 5.875% 9/30/27	219,000	225,570

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Post Holdings, Inc. (a) 5.750% 3/01/27	$445,000	$452,787

		4,038,179

Gas — 0.2%
KeySpan Gas East Corp. (a) 5.819% 4/01/41	1,337,000	1,754,658

Health Care – Products — 0.1%
Hill-Rom Holdings, Inc. (a) 5.750% 9/01/23	400,000	418,500
Hologic, Inc. (a) 4.375% 10/15/25	450,000	456,750
Teleflex, Inc. 4.625% 11/15/27	226,000	227,932

		1,103,182

Health Care – Services — 1.7%
Aetna, Inc. 1.700% 6/07/18	2,600,000	2,595,914
Anthem, Inc. 3.500% 8/15/24	2,000,000	2,039,078
Centene Corp. 4.750% 1/15/25	710,000	722,425
CHS/Community Health Systems, Inc. 6.250% 3/31/23	250,000	225,000
Cigna Corp. 3.050% 10/15/27	1,395,000	1,370,218
DaVita, Inc. 5.000% 5/01/25	213,000	212,936
Fresenius Medical Care US Finance II, Inc. (a) 5.625% 7/31/19	1,250,000	1,307,621
HCA, Inc. 6.500% 2/15/20	1,500,000	1,590,000
Kaiser Foundation Hospitals 4.150% 5/01/47	1,400,000	1,512,758
Molina Healthcare, Inc. (a) 4.875% 6/15/25	190,000	189,525
Molina Healthcare, Inc. STEP 5.375% 11/15/22	176,000	183,480
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	2,000,000	1,937,435
Tenet Healthcare Corp. 4.375% 10/01/21	180,000	179,550
Tenet Healthcare Corp. (a) 4.625% 7/15/24	240,000	234,000
Tenet Healthcare Corp. (a) 7.500% 1/01/22	180,000	189,000
WellCare Health Plans, Inc. 5.250% 4/01/25	320,000	337,600

		14,826,540

	Principal Amount	Value
Household Products & Wares — 0.1%
Central Garden & Pet Co. 6.125% 11/15/23	$450,000	$475,875

Insurance — 1.1%
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%, VRN (a) 6.151% 11/01/53	1,750,000	2,004,625
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	3,290,000	3,545,962
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%, VRN (a) 4.375% 9/15/54	4,000,000	4,058,000

		9,608,587

Internet — 0.2%
Amazon.com, Inc. (a) 2.800% 8/22/24	1,390,000	1,385,775
Zayo Group LLC/Zayo Capital, Inc. (a) 5.750% 1/15/27	200,000	204,000

		1,589,775

Media — 1.0%
Altice US Finance I Corp. (a) 5.375% 7/15/23	600,000	613,500
Altice US Finance I Corp. (a) 5.500% 5/15/26	400,000	407,500
CBS Corp. (a) 3.700% 6/01/28	1,350,000	1,331,340
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.000% 2/01/28	514,000	499,865
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	424,000	417,640
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	3,945,000	4,194,266
CSC Holdings LLC (a) 5.500% 4/15/27	300,000	306,000
CSC Holdings LLC 8.625% 2/15/19	233,000	245,815
DISH DBS Corp. 5.875% 7/15/22	200,000	201,000
DISH DBS Corp. 6.750% 6/01/21	260,000	273,000

		8,489,926

Miscellaneous – Manufacturing — 0.3%
General Electric Co. 5.875% 1/14/38	716,000	925,921

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Siemens Financierings NV (a) 1.700% 9/15/21	$1,575,000	$1,532,136

		2,458,057

Oil & Gas — 0.6%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	996,514
Canadian Natural Resources Ltd. 3.850% 6/01/27	375,000	382,751
Diamondback Energy, Inc. 4.750% 11/01/24	282,000	283,058
EQT Corp. 3.900% 10/01/27	1,395,000	1,386,814
Newfield Exploration Co. 5.375% 1/01/26	351,000	371,182
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	1,131,002
Parsley Energy LLC/Parsley Finance Corp. (a) 5.250% 8/15/25	180,000	180,450
Parsley Energy LLC/Parsley Finance Corp. (a) 5.625% 10/15/27	270,000	276,075
QEP Resources, Inc. 5.250% 5/01/23	91,000	92,079
QEP Resources, Inc. 5.375% 10/01/22	91,000	93,048

		5,192,973

Packaging & Containers — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% 9/30/26	450,000	443,250
OI European Group BV (a) 4.000% 3/15/23	450,000	450,607
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 mo. USD LIBOR + 3.500%, FRN (a) 4.859% 7/15/21	665,000	674,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	261,659	265,584

		1,834,416

Pharmaceuticals — 1.0%
AbbVie, Inc. 4.700% 5/14/45	1,000,000	1,121,275
Allergan Funding SCS 2.350% 3/12/18	1,000,000	1,000,792
Allergan Funding SCS 3.800% 3/15/25	1,130,000	1,150,393
AstraZeneca PLC 3.375% 11/16/25	1,200,000	1,220,002

	Principal Amount	Value
Novartis Capital Corp. 4.400% 5/06/44	$750,000	$859,882
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	2,500,000	2,477,366
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	366,000
Valeant Pharmaceuticals International, Inc. (a) 5.500% 11/01/25	194,000	197,395
Valeant Pharmaceuticals International, Inc. (a) 5.875% 5/15/23	500,000	463,750
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	450,000	411,750

		9,268,605

Pipelines — 1.3%
Cheniere Corpus Christi Holdings LLC (a) 5.125% 6/30/27	150,000	155,160
Energy Transfer LP 3.600% 2/01/23	790,000	790,832
Energy Transfer LP 5.950% 10/01/43	750,000	797,422
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	800,000	856,619
Kinder Morgan Energy Partners LP 3.500% 9/01/23	2,000,000	2,001,288
Kinder Morgan Energy Partners LP 4.250% 9/01/24	2,000,000	2,071,361
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	1,000,000	1,030,491
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,108,000	1,127,390
Sunoco Logistics Partners Operations LP 5.400% 10/01/47	950,000	956,416
Williams Partners LP 3.600% 3/15/22	1,000,000	1,022,911
Williams Partners LP 5.100% 9/15/45	1,000,000	1,099,771

		11,909,661

Real Estate Investment Trusts (REITS) — 2.0%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,123,760
American Campus Communities Operating Partnership LP 3.350% 10/01/20	3,000,000	3,059,605

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Tower Corp. 3.000% 6/15/23	$720,000	$718,114
HCP, Inc. 4.000% 12/01/22	500,000	523,543
HCP, Inc. 4.250% 11/15/23	2,570,000	2,697,420
Highwoods Realty LP 7.500% 4/15/18	1,476,000	1,498,335
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	450,000	479,250
SBA Communications Corp. (a) 4.000% 10/01/22	424,000	424,530
SBA Communications Corp. 4.875% 9/01/24	283,000	290,783
SL Green Operating Partnership LP 3.250% 10/15/22	1,000,000	996,167
Ventas Realty LP 3.750% 5/01/24	1,050,000	1,078,081
Ventas Realty LP 3.850% 4/01/27	1,000,000	1,018,418
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.250% 10/05/20	1,500,000	1,526,267
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,347,135

		17,781,408

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (a) 4.250% 5/15/24	647,000	645,383
Cumberland Farms, Inc. (a) 6.750% 5/01/25	250,000	265,000
CVS Health Corp. 4.000% 12/05/23	900,000	935,743
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) 4.750% 6/01/27	300,000	306,750

		2,152,876

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	500,000	510,000

Software — 0.3%
CDK Global, Inc. (a) 4.875% 6/01/27	137,000	138,713
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (a) 5.750% 3/01/25	450,000	450,000
First Data Corp. (a) 5.000% 1/15/24	390,000	401,212

	Principal Amount	Value
Microsoft Corp. 3.750% 2/12/45	$600,000	$632,097
MSCI, Inc. (a) 4.750% 8/01/26	180,000	189,000
Quintiles IMS, Inc. (a) 4.875% 5/15/23	446,000	459,380

		2,270,402

Telecommunications — 1.6%
AT&T, Inc. 4.750% 5/15/46	1,400,000	1,369,266
AT&T, Inc. 4.800% 6/15/44	3,050,000	3,016,698
AT&T, Inc. 5.250% 3/01/37	1,875,000	1,983,045
Intelsat Jackson Holdings SA (a) 9.750% 7/15/25	220,000	211,750
Level 3 Financing, Inc. 5.250% 3/15/26	450,000	441,698
Qualitytech LP/QTS Finance Corp. (a) 4.750% 11/15/25	450,000	454,500
SoftBank Group Corp. (a) 4.500% 4/15/20	270,000	275,813
Sprint Communications, Inc. (a) 9.000% 11/15/18	821,000	864,185
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC STEP (a) 3.360% 3/20/23	1,265,625	1,273,535
Verizon Communications, Inc. 4.500% 8/10/33	1,395,000	1,463,117
Verizon Communications, Inc. 4.862% 8/21/46	2,665,000	2,775,925

		14,129,532

TOTAL CORPORATE DEBT (Cost $242,685,399)		246,665,115

MUNICIPAL OBLIGATIONS — 2.2%
City of New York NY 6.271% 12/01/37	1,750,000	2,363,060
Commonwealth of Massachusetts 4.910% 5/01/29	1,250,000	1,467,313
New York City Transitional Finance Authority Future Tax Secured Revenue 5.008% 8/01/27	1,500,000	1,713,435
New York City Water & Sewer System BAB 6.124% 6/15/42	10,000,000	10,883,400
New York State Dormitory Authority 5.051% 9/15/27	600,000	686,148

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California 7.950% 3/01/36	$2,100,000	$2,345,112

		19,458,468

TOTAL MUNICIPAL OBLIGATIONS (Cost $18,633,613)		19,458,468

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.6%
Commercial MBS — 1.0%
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A (a) 2.808% 4/10/28	900,000	906,717
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	1,310,000	1,333,018
COMM Mortgage Trust, Series 2016-787S, Class A (a) 3.545% 2/10/36	1,280,000	1,306,480
COMM Mortgage Trust, Series 2014-277P, Class A, VRN (a) (b) 3.611% 8/10/49	1,340,000	1,389,595
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	1,240,000	1,328,532
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	1,280,000	1,317,598
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) (b) 3.834% 1/13/32	1,320,000	1,366,042

		8,947,982

Home Equity ABS — 1.9%
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190%, FRN 1.742% 5/25/37	924,213	975,601
Home Equity Asset Trust, Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200%, FRN 1.752% 7/25/36	3,403,320	3,375,761
Home Equity Asset Trust, Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200%, FRN 2.752% 10/25/33	4,226,193	4,129,698
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .220%, FRN 1.772% 1/25/36	4,269,250	4,211,803

	Principal Amount	Value
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400%, FRN 1.952% 12/25/35	$3,717,799	$3,720,377

		16,413,240

Other ABS — 2.1%
Babson CLO Ltd., Series 2013-IA, Class AR, 3 mo. USD LIBOR + .800%, FRN (a) (b) 2.425% 1/20/28	3,650,000	3,649,064
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3, 1 mo. USD LIBOR + .150%, FRN 1.702% 5/25/36	524,715	522,000
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160%, FRN 1.712% 1/25/34	321,161	315,741
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%, FRN 2.407% 8/25/34	816,490	814,828
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360%, FRN 1.912% 10/25/35	1,302,475	1,264,472
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%, FRN 2.352% 10/25/35	644,113	630,092
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330%, FRN (a) 2.689% 4/15/27	3,630,000	3,653,755
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290%, FRN 1.842% 2/25/36	5,692,898	5,409,719
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .720%, FRN 2.272% 10/25/35	2,546,305	2,545,345

		18,805,016

Student Loans ABS — 5.7%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 2.252% 7/25/56	3,352,782	3,356,807
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%, FRN (a) 2.352% 4/26/32	4,100,000	4,037,825

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goal Capital Funding Trust, Series 2005-2, Class A3, 3 mo. USD LIBOR + .170%, FRN 1.632% 5/28/30	$2,329,031	$2,326,099
Navient Student Loan Trust, Series 2014-8, Class A3, 1 mo. USD LIBOR + .600%, FRN 2.152% 5/27/49	7,680,000	7,699,854
Nelnet Student Loan Trust, Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 2.152% 9/25/47	4,567,351	4,529,863
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.749% 9/15/39	7,720,000	7,332,071
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.749% 3/15/55	7,380,000	6,917,692
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.667% 1/25/41	3,002,300	2,755,477
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 3.217% 7/25/73	3,735,000	3,803,305
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 3.617% 10/25/83	3,630,000	3,760,472
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%, FRN (a) 1.537% 4/25/40	3,300,000	3,179,708

		49,699,173

WL Collateral CMO — 3.9%
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, VRN (b) 3.368% 5/25/35	2,903,347	2,784,502
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, VRN (b) 3.601% 3/25/36	17,410	16,883
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, VRN (b) 3.270% 11/25/35	4,330,846	4,094,706
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%, FRN 1.695% 11/19/36	4,781,096	4,231,335

	Principal Amount	Value
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 1 mo. LIBOR + .200%, FRN 1.695% 8/19/37	$4,856,452	$4,043,969
IndyMac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2, 1 mo. LIBOR + .180%, FRN 1.509% 2/25/37	474,436	472,346
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, VRN (b) 3.583% 8/25/35	1,275,867	1,280,400
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, VRN (b) 3.009% 4/25/34	2,107,770	2,115,150
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%, FRN (a) 1.752% 6/26/47	4,143,118	4,000,639
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185%, FRN 1.737% 8/25/36	1,291,168	1,148,378
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310%, FRN 1.862% 1/25/45	2,116,626	2,083,931
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	4,521,567	3,078,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4, VRN (b) 3.377% 4/25/37	3,276,319	3,186,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1, VRN (b) 3.543% 2/25/34	855,178	879,692
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	1,194,060	1,180,347

		34,597,161

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $125,118,151)		128,462,572

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 31.6%
Collateralized Mortgage Obligations — 1.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ05, Class A1 1.418% 5/25/21	$3,600,413	$3,548,806
Series KS02, Class A 1 mo. LIBOR + .380%, FRN 1.752% 8/25/23	2,764,344	2,766,156
Series K040, Class A2 3.241% 9/25/24	3,345,000	3,464,741
Series S8FX, Class A2 3.291% 3/25/27	3,955,000	4,021,109
Series K151, Class A3 3.511% 4/25/30	2,870,000	2,932,272

		16,733,084

Pass-Through Securities — 29.7%
Federal Home Loan Mortgage Corp. Pool #G18622 2.500% 12/01/31	4,769,927	4,765,082
Pool #G18596 3.000% 4/01/31	1,011,415	1,030,497
Pool #G08715 3.000% 8/01/46	5,043,211	5,050,106
Pool #G08721 3.000% 9/01/46	683,381	684,315
Pool #G08726 3.000% 10/01/46	9,166,386	9,176,054
Pool #G08732 3.000% 11/01/46	6,252,047	6,258,641
Pool #G08741 3.000% 1/01/47	3,797,455	3,800,273
Pool #G08747 3.000% 2/01/47	1,234,410	1,235,326
Pool #G07848 3.500% 4/01/44	9,856,261	10,225,871
Pool #G07924 3.500% 1/01/45	3,943,244	4,078,178
Pool #G60138 3.500% 8/01/45	6,369,461	6,602,345
Pool #G08681 3.500% 12/01/45	5,885,093	6,050,612
Pool #G08698 3.500% 3/01/46	3,521,194	3,620,227
Pool #G08711 3.500% 6/01/46	4,991,528	5,128,795
Pool #G08716 3.500% 8/01/46	7,064,153	7,258,417
Pool #G67703 3.500% 4/01/47	4,763,409	4,920,453

	Principal Amount	Value
Federal Home Loan Mortgage Corp. TBA Pool #648 3.500% 1/01/45 (c)	$3,470,000	$3,564,341
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,182,714
Pool #AN2275 2.680% 8/01/28	2,940,000	2,876,788
Pool #AN1609 2.950% 5/01/31	2,257,643	2,246,658
Pool #MA3029 3.000% 6/01/32	1,104,921	1,126,026
Pool #MA1607 3.000% 10/01/33	4,992,087	5,089,199
Pool #AN1282 3.010% 4/01/28	820,000	825,345
Pool #AN6128 3.270% 7/01/32	1,880,000	1,908,899
Pool #466386 3.430% 10/01/20	2,866,581	2,947,643
Pool #AN0877 3.500% 2/01/31	968,018	1,011,019
Pool #AB4262 3.500% 1/01/32	4,046,765	4,208,319
Pool #MA1148 3.500% 8/01/42	8,828,742	9,066,704
Pool #AM7122 3.610% 11/01/34	1,876,277	1,967,813
Pool #AM4407 3.650% 9/01/23	1,899,337	1,999,372
Pool #MA2995 4.000% 5/01/47	3,339,154	3,494,502
Pool #AS9830 4.000% 6/01/47	2,782,705	2,919,123
Pool #MA3027 4.000% 6/01/47	2,819,190	2,950,348
Pool #AS9972 4.000% 7/01/47	2,404,029	2,521,883
Pool #MA3058 4.000% 7/01/47	4,799,711	5,023,760
Pool #FN0003 4.283% 1/01/21	2,457,593	2,590,003
Pool #468066 4.295% 6/01/21	4,083,016	4,329,562
Pool #AL9106 4.500% 2/01/46	1,104,642	1,176,918
Federal National Mortgage Association TBA Pool #1312 3.000% 8/01/29 (c)	4,835,000	4,925,279
Pool #4241 3.000% 5/01/44 (c)	4,725,000	4,726,108

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #1963 3.500% 10/01/44 (c)	$17,795,000	$18,277,412
Pool #9174 4.000% 3/01/44 (c)	2,950,000	3,085,516
Pool #18718 4.500% 11/01/41 (c)	15,725,000	16,729,925
Government National Mortgage Association Pool #MA4719 3.500% 9/20/47	8,677,275	8,986,064
Pool #MA4838 4.000% 11/20/47	2,733,895	2,867,920
Pool #MA4264 4.500% 2/20/47	1,180,178	1,239,233
Pool #MA4512 4.500% 6/20/47	12,984,423	13,640,239
Pool #MA3666 5.000% 5/20/46	125,689	134,149
Pool #MA3806 5.000% 7/20/46	790,526	858,061
Pool #MA4072 5.000% 11/20/46	154,878	168,539
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	6,662,229	6,729,112
Pool #MA3663 3.500% 5/20/46	2,965,376	3,068,817
Pool #MA4127 3.500% 12/20/46	4,432,698	4,587,323
Pool #MA4382 3.500% 4/20/47	945,619	978,605
Pool #MA4454 5.000% 5/20/47	4,872,743	5,240,292
Government National Mortgage Association II TBA Pool #188 3.000% 4/01/45 (c)	5,045,000	5,091,509
Pool #207 3.500% 5/01/45 (c)	5,545,000	5,734,743
Pool #232 4.000% 12/01/44 (c)	2,575,000	2,684,840
Pool #872 4.500% 7/01/42 (c)	5,840,000	6,127,438

		261,793,255

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $281,344,209)		278,526,339

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 22.4%
U.S. Treasury Bonds & Notes — 22.4%
U.S. Treasury Bond 2.750% 11/15/47	$43,470,000	$43,541,317
U.S. Treasury Inflation Index 0.125% 4/15/22	5,599,046	5,559,617
U.S. Treasury Inflation Index 0.125% 7/15/26	6,972,220	6,812,493
U.S. Treasury Inflation Index 0.375% 7/15/27	4,210,154	4,187,737
U.S. Treasury Inflation Index 0.875% 2/15/47	9,391,261	9,758,892
U.S. Treasury Note 2.000% 10/31/22	18,305,000	18,146,261
U.S. Treasury Note 2.000% 11/30/22	59,785,000	59,247,868
U.S. Treasury Note 2.125% 12/31/22	30,430,000	30,302,812
U.S. Treasury Note 2.250% 11/15/27	20,550,000	20,262,621

		197,819,618

TOTAL U.S. TREASURY OBLIGATIONS (Cost $197,030,311)		197,819,618

TOTAL BONDS & NOTES (Cost $864,811,683)		870,932,112

TOTAL LONG-TERM INVESTMENTS (Cost $864,811,683)		870,932,112

SHORT-TERM INVESTMENTS — 13.7%
Repurchase Agreement — 6.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (d)	56,824,776	56,824,776

Sovereign Debt Obligations — 4.8%
Japan Treasury Discount Bill JPY (e) 0.000% 1/10/18	1,765,000,000	15,664,851
Japan Treasury Discount Bill JPY (e) 0.000% 1/29/18	405,000,000	3,594,782
Japan Treasury Discount Bill JPY (e) 0.000% 3/26/18	1,525,000,000	13,539,009
Japan Treasury Discount Bill JPY (e) 0.000% 2/26/18	1,100,000,000	9,764,720

		42,563,362

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	$16,915	$16,915

U.S. Treasury Bill — 2.5%
U.S. Treasury Bill (f) 1.210% 3/01/18	708,000	706,548
U.S. Treasury Bill 1.370% 4/19/18	21,138,000	21,050,357

		21,756,905

TOTAL SHORT-TERM INVESTMENTS (Cost $121,266,139)		121,161,958

TOTAL INVESTMENTS — 112.5% (Cost $986,077,822) (g)		992,094,070

Other Assets/(Liabilities) — (12.5)%		(110,289,587)

NET ASSETS — 100.0%		$881,804,483

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $88,910,982 or 10.08% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2017.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Maturity value of $56,828,186. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $57,964,077.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at December 31, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
JPY	1,765,000,000	Goldman Sachs International	1/10/18	$15,736,027	$67,533
JPY	405,000,000	Goldman Sachs International	1/29/18	3,618,818	20,179
JPY	1,100,000,000	Goldman Sachs International	2/26/18	9,862,131	74,781
JPY	1,525,000,000	Goldman Sachs International	3/26/18	13,656,798	65,833

				$42,873,774	$228,326

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	3/20/18	22	$3,621,842	$66,596
U.S. Treasury Note 2 Year	3/29/18	493	105,742,528	(186,606)
U.S. Treasury Note 5 Year	3/29/18	384	44,757,267	(150,267)

				$(270,277)

Futures Contract — Short
Euro-BOBL	3/08/18	117	$(18,538,149)	$62,426

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Financial — 0.0%
Banks — 0.0%
Citigroup Capital XIII 7.542%, 3 mo. USD LIBOR + 6.370%, VRN 7.750%	4,650	$127,782

TOTAL PREFERRED STOCK (Cost $125,608)		127,782

TOTAL EQUITIES (Cost $125,608)		127,782

	Principal Amount
BONDS & NOTES — 103.5%

BANK LOANS — 5.8%
Airlines — 0.1%
American Airlines, Inc., 2017 Incremental Term Loan 1 mo. LIBOR + 2.000%, VRN 3.477% 12/14/23	$128,700	128,475
American Airlines, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.000%, VRN 3.552% 6/26/20	610,197	610,325

		738,800

Auto Parts & Equipment — 0.1%
American Axle and Manufacturing, Inc., Term Loan B 3 mo. LIBOR + 2.250%, VRN 3.713% 4/06/24	340,137	341,201

Building Materials — 0.4%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B 1 mo. LIBOR + 2.500%, VRN 4.069% 10/31/23	733,988	736,601
Beacon Roofing Supply, Inc., 2017 Term Loan B 2.250% 1/02/25	744,000	745,548
Quikrete Holdings, Inc., 2016 1st Lien Term Loan 1 mo. LIBOR + 2.750%, VRN 4.319% 11/15/23	748,653	749,589

		2,231,738

Commercial Services — 0.6%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2 1 mo. LIBOR + 2.250%, VRN 3.751% 4/03/22	736,824	730,907

	Principal Amount	Value
Brickman Group Ltd., 1st Lien Term Loan 1 mo. LIBOR + 3.000%, VRN 4.430% 12/18/20	$124,140	$124,719
Jaguar Holding Co. II, 2017 Term Loan 1 mo. LIBOR + 2.750%, VRN 4.384% 8/18/22	737,115	737,785
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan 1 mo. LIBOR + 2.750%, VRN 4.319% 5/02/22	736,153	741,063
Trans Union LLC, Term Loan B3 1 mo. LIBOR + 2.000%, VRN 3.569% 4/10/23	668,325	670,584

		3,005,058

Computers — 0.1%
Dell, Inc., 2017 Term Loan A2 1 mo. LIBOR + 1.750%, VRN 3.320% 9/07/21	385,000	384,784
Dell, Inc., 2017 1st Lien Term Loan 1 mo. LIBOR + 2.000%, VRN 3.570% 9/07/23	390,000	389,692

		774,476

Electric — 0.2%
Energy Future Intermediate Holding Co. LLC, 2017 DIP Term Loan 1 mo. LIBOR + 3.000%, VRN 4.567% 6/30/18	910,000	911,947

Entertainment — 0.2%
Aristocrat Leisure Ltd., 2017 Term Loan B 3 mo. LIBOR + 2.000%, VRN 3.363% 10/20/21	35,514	35,655
Scientific Games International, Inc., 2017 Term Loan B4 1 mo. LIBOR + 3.250%, VRN 4.704% 8/14/24	770,756	776,537

		812,192

Food Service — 0.1%
Aramark Services, Inc., 2017 Term Loan B1 2.000% 3/11/25	380,000	381,782

Foods — 0.1%
Post Holdings, Inc., 2017 Series A Incremental Term Loan 1 mo. LIBOR + 2.250%, VRN 3.820% 5/24/24	786,180	788,570

Health Care – Services — 0.3%
DaVita HealthCare Partners, Inc., Term Loan B 1 mo. LIBOR + 2.750%, VRN 4.319% 6/24/21	306,036	308,426

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc., Term Loan B8 1 mo. LIBOR + 2.250%, VRN 3.819% 2/15/24	$410,346	$412,718
MPH Acquisition Holdings LLC, 2016 Term Loan B 3 mo. LIBOR + 3.000%, VRN 4.693% 6/07/23	721,339	722,342

		1,443,486

Investment Companies — 0.0%
RPI Finance Trust, Term Loan B6 3 mo. LIBOR + 2.000%, VRN 3.693% 3/27/23	33,947	34,079

Lodging — 0.5%
Boyd Gaming Corp., Term Loan B3 1 Week LIBOR + 2.500%, VRN 3.975% 9/15/23	333,642	335,310
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B 2.750% 12/22/24	361,000	362,419
CityCenter Holdings LLC, 2017 Term Loan B 1 mo. LIBOR + 2.500%, VRN 4.069% 4/18/24	66,433	66,699
Four Seasons Hotels Ltd., New 1st Lien Term Loan 1 mo. LIBOR + 2.500%, VRN 4.069% 11/30/23	297,000	298,532
Golden Nugget, Inc., 2017 Incremental Term Loan 2 mo. LIBOR + 3.250%, VRN 4.770% 10/04/23	698,179	702,983
Hilton Worldwide Finance LLC, Term Loan B2 1 mo. LIBOR + 2.000%, VRN 3.552% 10/25/23	734,855	738,250

		2,504,193

Media — 0.8%
CBS Radio, Inc., 2017 Term Loan B 3 mo. LIBOR + 2.750%, VRN 4.172% 11/17/24	766,000	769,508
Charter Communications Operating LLC, 2017 Term Loan B 2.000% 4/30/25	633,492	633,721
CSC Holdings LLC, 2017 1st Lien Term Loan 1 mo. LIBOR + 2.250%, VRN 3.741% 7/17/25	65,461	65,153
Numericable Group SA, USD Term Loan B12 3 mo. LIBOR + 3.000%, VRN 4.349% 1/31/26	551,000	529,820
Sinclair Television Group, Inc., 2017 Term Loan B 2.500% 12/12/24	380,000	379,289

	Principal Amount	Value
Unitymedia Finance LLC, USD Term Loan D 2.250% 1/15/26	$460,000	$458,721
Univision Communications, Inc., Term Loan C5 1 mo. LIBOR + 2.750%, VRN 4.319% 3/15/24	757,395	754,449
Ziggo Secured Finance Partnership, USD Term Loan E 1 mo. LIBOR + 2.500%, VRN 3.977% 4/15/25	298,250	295,640

		3,886,301

Packaging & Containers — 0.3%
Berry Plastics Group, Inc., Term Loan N 1 mo. LIBOR + 2.250%, VRN 3.682% 1/19/24	347,375	348,678
Berry Plastics Group, Inc., Term Loan M 1 mo. LIBOR + 2.250%, VRN 3.765% 10/01/22	720,629	723,151
Reynolds Group Holdings, Inc., USD 2017 Term Loan 1 mo. LIBOR + 2.750%, VRN 4.319% 2/05/23	706,127	709,057

		1,780,886

Pharmaceuticals — 0.2%
Catalent Pharma Solutions, Inc., USD Term Loan B 1 mo. LIBOR + 2.250%, VRN 3.819% 5/20/24	480,556	481,983
Change Healthcare Holdings, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.750%, VRN 4.319% 3/01/24	255,028	255,380
Valeant Pharmaceuticals International, Inc., Term Loan B Series F4 1 mo. LIBOR + 3.500%, VRN 4.940% 4/01/22	129,390	131,139

		868,502

Real Estate Investment Trusts (REITS) — 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B 1 mo. LIBOR + 2.250%, VRN 3.819% 4/25/23	724,656	727,113

Retail — 0.7%
1011778 B.C. ULC, Term Loan B3 3 mo. LIBOR + 2.250%, VRN 3.868% 2/16/24	740,320	739,921
Academy, Ltd., 2015 Term Loan B 3 mo. LIBOR + 4.000%, VRN 5.546% 7/01/22	303,657	238,295
Albertsons LLC, USD 2017 Term Loan B4 1 mo. LIBOR + 2.750%, VRN 4.319% 8/25/21	438,306	429,189

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Albertsons LLC, USD 2017 Term Loan B6 3 mo. LIBOR + 3.000%, VRN 4.462% 6/22/23	$407,005	$398,185
Michaels Stores, Inc., 2016 Term Loan B1 1 mo. LIBOR + 2.750%, VRN 4.288% 1/30/23	648,083	647,849
Party City Holdings, Inc., 2016 Term Loan 3 mo. LIBOR + 3.000%, VRN 4.456% 8/19/22	354,339	355,385
Petco Animal Supplies, Inc., 2017 Term Loan B 3 mo. LIBOR + 3.000%, VRN 4.380% 1/26/23	276,283	207,817
PetSmart, Inc., Term Loan B2 1 mo. LIBOR + 3.000%, VRN 4.570% 3/11/22	439,792	350,598
Staples, Inc., 2017 Term Loan B 3 mo. LIBOR + 4.000%, VRN 5.489% 9/12/24	265,207	259,770

		3,627,009

Semiconductors — 0.1%
ON Semiconductor Corp., 2017 1st Lien Term Loan 2.000% 3/31/23	385,456	387,083

Software — 0.2%
First Data Corp., 2024 USD Term Loan 1 mo. LIBOR + 2.250%, VRN 3.802% 4/26/24	723,624	723,754
MA FinanceCo. LLC, USD Term Loan B3 1 mo. LIBOR + 2.750%, VRN 4.319% 6/21/24	11,995	11,995
Seattle Spinco, Inc., USD Term Loan B3 1 mo. LIBOR + 2.750%, VRN 4.319% 6/21/24	81,005	81,005

		816,754

Telecommunications — 0.5%
CenturyLink, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.750%, VRN 4.319% 1/31/25	590,000	568,430
Level 3 Financing, Inc., 2017 Term Loan B 3 mo. LIBOR + 2.250%, VRN 3.696% 2/22/24	740,000	740,000
Sprint Communications, Inc., 1st Lien Term Loan B 1 mo. LIBOR + 2.500%, VRN 4.125% 2/02/24	141,643	141,537
UPC Financing Partnership, USD Term Loan AR 1 mo. LIBOR + 2.500%, VRN 3.977% 1/15/26	590,000	589,510
Virgin Media Bristol LLC, 2017 USD Term Loan 2.500% 1/15/26	518,737	518,415

		2,557,892

	Principal Amount	Value
Transportation — 0.2%
Air Medical Group Holdings, Inc., Term Loan B 3 mo. LIBOR + 3.250%, VRN 4.943% 4/28/22	$156,000	$155,304
Air Medical Group Holdings, Inc., Term Loan B1 3 mo. LIBOR + 4.000%, VRN 5.675% 4/28/22	229,420	229,248
Flying Fortress, Inc., 2017 Term Loan 3 mo. LIBOR + 2.000%, VRN 3.693% 10/30/22	350,000	352,436
XPO Logistics, Inc., 2017 Term Loan B 3 mo. LIBOR + 2.250%, VRN 3.599% 11/01/21	566,076	569,077

		1,306,065

TOTAL BANK LOANS (Cost $30,269,100)		29,925,127

CORPORATE DEBT — 26.7%
Advertising — 0.0%
WPP Finance 2010 5.125% 9/07/42	60,000	64,673

Aerospace & Defense — 0.3%
Boeing Capital Corp. 4.700% 10/27/19	150,000	156,710
The Boeing Co. 4.875% 2/15/20	10,000	10,562
The Boeing Co. 6.000% 3/15/19	130,000	135,979
Harris Corp. 5.054% 4/27/45	80,000	94,090
Lockheed Martin Corp. 3.550% 1/15/26	350,000	363,431
Lockheed Martin Corp. 4.500% 5/15/36	60,000	67,278
Northrop Grumman Corp. 3.250% 1/15/28	730,000	731,066
Raytheon Co. 3.125% 10/15/20	120,000	122,757
United Technologies Corp. 4.500% 6/01/42	100,000	110,837

		1,792,710

Agriculture — 0.8%
Altria Group, Inc. 2.850% 8/09/22	160,000	161,050
Altria Group, Inc. 4.750% 5/05/21	290,000	310,991
Altria Group, Inc. 9.250% 8/06/19	180,000	199,557
BAT Capital Corp. (a) 3.557% 8/15/27	1,220,000	1,221,582

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BAT Capital Corp. (a) 4.540% 8/15/47	$520,000	$547,512
Philip Morris International, Inc. 1.875% 11/01/19	610,000	606,270
Philip Morris International, Inc. 2.500% 8/22/22	80,000	79,266
Philip Morris International, Inc. 2.500% 11/02/22	350,000	346,886
Philip Morris International, Inc. 2.900% 11/15/21	240,000	242,921
Philip Morris International, Inc. 4.500% 3/20/42	80,000	87,057
Reynolds American, Inc. 3.250% 6/12/20	65,000	66,046
Reynolds American, Inc. 5.850% 8/15/45	190,000	237,266
Reynolds American, Inc. 8.125% 6/23/19	10,000	10,817

		4,117,221

Airlines — 0.0%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	169,497	192,803

Auto Manufacturers — 0.3%
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	205,170
Ford Motor Co. 4.750% 1/15/43	140,000	141,978
Ford Motor Credit Co. LLC 8.125% 1/15/20	420,000	465,242
General Motors Co. 6.250% 10/02/43	300,000	355,341
General Motors Financial Co., Inc. 3.250% 5/15/18	20,000	20,075
General Motors Financial Co., Inc. 3.450% 4/10/22	30,000	30,400
General Motors Financial Co., Inc. 4.250% 5/15/23	10,000	10,460
General Motors Financial Co., Inc. 4.350% 1/17/27	60,000	62,403
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	84,151

		1,375,220

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc. 6.625% 10/15/22	210,000	217,875
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	90,000	93,905
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	80,000	82,488

		394,268

	Principal Amount	Value
Banks — 6.1%
Bank of America Corp. VRN (a) (b) 3.004% 12/20/23	$270,000	$270,693
Bank of America Corp. 3.300% 1/11/23	90,000	92,070
Bank of America Corp. VRN (a) (b) 3.419% 12/20/28	770,000	770,165
Bank of America Corp. 3.500% 4/19/26	290,000	296,497
Bank of America Corp. 3 mo. USD LIBOR + 1.370%, VRN 3.593% 7/21/28	1,920,000	1,951,591
Bank of America Corp. 4.000% 4/01/24	270,000	285,424
Bank of America Corp. 4.000% 1/22/25	270,000	280,898
Bank of America Corp. 4.125% 1/22/24	290,000	308,431
Bank of America Corp. 4.200% 8/26/24	380,000	400,167
Bank of America Corp. 4.450% 3/03/26	50,000	53,370
Bank of America Corp. 5.000% 1/21/44	510,000	616,070
Bank of America Corp. 5.650% 5/01/18	90,000	91,074
Bank of America Corp. 3 mo. USD LIBOR + 3.705%, VRN 6.250% 9/29/49	200,000	221,010
Bank of America Corp. 6.875% 4/25/18	110,000	111,680
BNP Paribas SA (a) 4.625% 3/13/27	260,000	277,363
Citigroup, Inc. 4.125% 7/25/28	360,000	371,036
Citigroup, Inc. 4.300% 11/20/26	1,070,000	1,118,921
Citigroup, Inc. 4.400% 6/10/25	340,000	358,882
Citigroup, Inc. 4.450% 9/29/27	610,000	645,809
Citigroup, Inc. 4.650% 7/30/45	441,000	501,933
Citigroup, Inc. 4.750% 5/18/46	40,000	44,094
Citigroup, Inc. 5.300% 5/06/44	16,000	18,891
Citigroup, Inc. 3 mo. USD LIBOR + 3.466%, VRN 5.350% 12/31/49	100,000	102,250
Citigroup, Inc. 5.500% 9/13/25	170,000	191,512

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 3 mo. USD LIBOR + 4.230%, VRN 5.900% 12/29/49	$40,000	$42,600
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%, VRN 5.950% 7/29/49	100,000	106,375
Citigroup, Inc. 3 mo. USD LIBOR + 3.905%, VRN 5.950% 12/29/49	500,000	532,500
Citigroup, Inc. 3 mo. USD LIBOR + 3.423%, VRN 6.300% 12/29/49	150,000	160,688
Citigroup, Inc. 6.625% 6/15/32	20,000	25,487
Citigroup, Inc. 8.125% 7/15/39	10,000	15,989
Commonwealth Bank of Australia (a) 3.900% 7/12/47	400,000	408,904
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	73,226
Cooperatieve Rabobank UA 4.375% 8/04/25	280,000	295,569
Cooperatieve Rabobank UA 4.625% 12/01/23	250,000	267,988
Cooperatieve Rabobank UA 5.250% 8/04/45	295,000	355,039
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 10.868%, VRN (a) 11.000% 12/29/49	210,000	234,675
Credit Agricole SA 3 mo. USD LIBOR + 6.982%, VRN (a) 8.375% 10/29/49	480,000	523,200
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45	260,000	299,270
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%, VRN 4.000% 12/29/49	18,000	15,912
The Goldman Sachs Group, Inc. 2.375% 1/22/18	70,000	70,014
The Goldman Sachs Group, Inc. 3.500% 11/16/26	200,000	201,171
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.510%, VRN 3.691% 6/05/28	2,140,000	2,170,940
The Goldman Sachs Group, Inc. 3.850% 7/08/24	90,000	93,354
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	104,914
The Goldman Sachs Group, Inc. 4.250% 10/21/25	260,000	271,734
The Goldman Sachs Group, Inc. 4.750% 10/21/45	180,000	206,192

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.150% 5/22/45	$490,000	$568,226
The Goldman Sachs Group, Inc. 5.250% 7/27/21	100,000	108,379
The Goldman Sachs Group, Inc. 6.000% 6/15/20	290,000	313,553
The Goldman Sachs Group, Inc. 6.250% 2/01/41	770,000	1,037,651
The Goldman Sachs Group, Inc. 6.750% 10/01/37	80,000	107,091
HSBC Holdings PLC 3.400% 3/08/21	490,000	500,828
HSBC Holdings PLC 3.900% 5/25/26	370,000	383,742
HSBC Holdings PLC 4.250% 8/18/25	330,000	342,219
HSBC Holdings PLC 6.500% 9/15/37	300,000	394,524
ING Bank NV (a) 5.800% 9/25/23	210,000	235,669
Intesa Sanpaolo SpA (a) 3.125% 7/14/22	300,000	297,837
Intesa Sanpaolo SpA (a) 3.875% 7/14/27	580,000	579,729
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	450,000	460,765
Intesa Sanpaolo SpA (a) 5.710% 1/15/26	200,000	210,697
JP Morgan Chase & Co. 3.625% 5/13/24	80,000	83,185
JP Morgan Chase & Co. 3.875% 9/10/24	300,000	312,937
JP Morgan Chase & Co. 4.250% 10/01/27	70,000	74,400
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	42,425
JP Morgan Chase & Co. 4.950% 6/01/45	290,000	337,054
Lloyds Banking Group PLC VRN (b) 3.574% 11/07/28	200,000	198,119
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	160,000	161,016
Morgan Stanley 5.500% 7/24/20	200,000	214,436
Nordea Bank AB (a) 4.875% 5/13/21	390,000	413,697
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	264,341
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	231,244
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	120,569

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Holdings USA, Inc. 4.500% 7/17/25	$50,000	$52,153
Standard Chartered PLC (a) 5.700% 3/26/44	470,000	570,059
State Street Corp. STEP 4.956% 3/15/18	280,000	281,602
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	230,000	225,403
UBS Group Funding Switzerland AG (a) 3.491% 5/23/23	500,000	507,957
UBS Group Funding Switzerland AG (a) 4.125% 9/24/25	210,000	220,385
UBS Group Funding Switzerland AG (a) 4.253% 3/23/28	700,000	737,582
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%, VRN 5.570% 3/29/49	630,000	634,725
Wells Fargo & Co. 3.000% 10/23/26	350,000	343,055
Wells Fargo & Co. 3.450% 2/13/23	120,000	122,286
Wells Fargo & Co. 4.300% 7/22/27	660,000	702,771
Wells Fargo & Co. 4.400% 6/14/46	180,000	189,835
Wells Fargo & Co. 4.480% 1/16/24	991,000	1,065,111
Wells Fargo & Co. 4.600% 4/01/21	40,000	42,508
Wells Fargo & Co. 4.650% 11/04/44	100,000	109,049
Wells Fargo & Co. 4.750% 12/07/46	890,000	994,699
Wells Fargo & Co. 4.900% 11/17/45	290,000	328,217
Wells Fargo & Co. 5.375% 11/02/43	110,000	130,987
Wells Fargo & Co. 3 mo. USD LIBOR + 3.990%, VRN 5.875% 12/29/49	70,000	77,529

		31,185,818

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	190,000	190,953
Anheuser-Busch InBev Finance, Inc. 3.300% 2/01/23	210,000	214,892
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	490,000	505,669
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	900,000	1,043,090
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	238,180

	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	$100,000	$106,108
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	275,811
Cott Holdings, Inc. (a) 5.500% 4/01/25	150,000	154,125
Diageo Capital PLC 4.828% 7/15/20	200,000	212,536
Diageo Investment Corp. 2.875% 5/11/22	150,000	152,258
Molson Coors Brewing Co. 3.000% 7/15/26	190,000	185,968
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	30,813
PepsiCo, Inc. 4.000% 3/05/42	50,000	53,002
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	265,557

		3,628,962

Biotechnology — 0.2%
Amgen, Inc. 3.625% 5/22/24	30,000	31,170
Amgen, Inc. 4.663% 6/15/51	34,000	38,029
Celgene Corp. 3.550% 8/15/22	40,000	41,201
Celgene Corp. 3.625% 5/15/24	40,000	41,138
Celgene Corp. 3.875% 8/15/25	10,000	10,351
Celgene Corp. 5.000% 8/15/45	210,000	238,264
Celgene Corp. 5.250% 8/15/43	70,000	80,818
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	219,700
Gilead Sciences, Inc. 4.500% 2/01/45	10,000	11,114
Gilead Sciences, Inc. 4.750% 3/01/46	200,000	231,348

		943,133

Chemicals — 0.1%
Equate Petrochemical BV (a) 4.250% 11/03/26	230,000	234,025
OCP SA (a) 4.500% 10/22/25	330,000	330,236
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	52,350
Westlake Chemical Corp. 4.625% 2/15/21	40,000	41,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westlake Chemical Corp. 4.875% 5/15/23	$90,000	$92,700

		750,311

Commercial Services — 0.1%
Ecolab, Inc. 4.350% 12/08/21	41,000	43,641
UBM PLC (a) 5.750% 11/03/20	110,000	114,209
United Rentals North America, Inc. 4.875% 1/15/28	30,000	30,150
United Rentals North America, Inc. 5.500% 7/15/25	110,000	116,600
United Rentals North America, Inc. 5.875% 9/15/26	90,000	96,300

		400,900

Computers — 0.3%
Apple, Inc. 2.000% 11/13/20	270,000	268,294
Apple, Inc. 2.450% 8/04/26	370,000	354,625
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	630,000	637,892
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	400,000	416,808

		1,677,619

Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	150,000	152,374
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	160,000	168,035
Ally Financial, Inc. 3.500% 1/27/19	80,000	80,400
Ally Financial, Inc. 7.500% 9/15/20	236,000	261,370
Federal Home Loan Banks 0.875% 6/29/18	10,000,000	9,966,468
Federal Home Loan Mortgage Corp. 0.750% 4/09/18	12,280,000	12,254,260
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,405,367
Federal National Mortgage Association FRN (b) 4.548% 10/25/57	1,331,054	241,808
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	215,000	214,009
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	380,000	411,257

	Principal Amount	Value
HSBC Finance Corp. 6.676% 1/15/21	$133,000	$147,870
ILFC E-Capital Trust II VRN (a) (b) 4.620% 12/21/65	10,000	9,650
International Lease Finance Corp. 5.875% 8/15/22	70,000	77,551
International Lease Finance Corp. 8.625% 1/15/22	180,000	216,780
KKR Group Finance Co. II LLC (a) 5.500% 2/01/43	20,000	23,241
Quicken Loans, Inc. (a) 5.750% 5/01/25	90,000	93,151
Synchrony Financial 2.700% 2/03/20	200,000	200,500
Visa, Inc. 3.150% 12/14/25	490,000	500,926
Visa, Inc. 4.300% 12/14/45	260,000	295,862

		26,720,879

Electric — 0.8%
AES Corp. 4.875% 5/15/23	130,000	132,438
AES Corp. 5.500% 3/15/24	10,000	10,400
AES Corp. 5.500% 4/15/25	90,000	94,500
Duke Energy Corp. 3.750% 4/15/24	100,000	104,440
Duke Energy Corp. 3.950% 8/15/47	70,000	71,935
Exelon Corp. 5.625% 6/15/35	290,000	356,408
FirstEnergy Corp. 3.900% 7/15/27	520,000	532,816
FirstEnergy Corp. 4.250% 3/15/23	310,000	323,782
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	849,681
Majapahit Holding BV (c) 7.750% 1/20/20	370,000	404,706
Pacific Gas & Electric Co. (a) 3.300% 12/01/27	420,000	416,071
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	137,271
Pacific Gas & Electric Co. 6.050% 3/01/34	520,000	655,429
Pacific Gas & Electric Co. 8.250% 10/15/18	25,000	26,159

		4,116,036

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	21,572

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	$40,000	$42,900

Environmental Controls — 0.0%
Waste Management, Inc. 3.500% 5/15/24	90,000	93,185
Waste Management, Inc. 4.600% 3/01/21	30,000	31,857
Waste Management, Inc. 7.375% 5/15/29	50,000	66,146

		191,188

Foods — 0.5%
Danone SA (a) 2.077% 11/02/21	250,000	244,550
Danone SA (a) 2.589% 11/02/23	310,000	302,314
Danone SA (a) 2.947% 11/02/26	550,000	535,536
Kraft Heinz Foods Co. 3.500% 6/06/22	150,000	153,489
Kraft Heinz Foods Co. 5.375% 2/10/20	136,000	144,091
Kraft Heinz Foods Co. 3.000% 6/01/26	20,000	19,246
Kraft Heinz Foods Co. 3.950% 7/15/25	100,000	103,287
Kraft Heinz Foods Co. 4.375% 6/01/46	300,000	297,165
Kraft Heinz Foods Co. (a) 4.875% 2/15/25	122,000	129,340
Kraft Heinz Foods Co. 5.000% 7/15/35	80,000	87,342
Kraft Heinz Foods Co. 5.000% 6/04/42	40,000	42,921
Kraft Heinz Foods Co. 5.200% 7/15/45	70,000	77,001
Lamb Weston Holdings, Inc. (a) 4.625% 11/01/24	120,000	123,600
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,114
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	131,209
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	10,000	10,241

		2,441,446

Health Care – Products — 0.4%
Abbott Laboratories 3.750% 11/30/26	210,000	215,642
Abbott Laboratories 4.750% 11/30/36	140,000	157,304
Abbott Laboratories 4.900% 11/30/46	160,000	183,439

	Principal Amount	Value
Becton Dickinson & Co. 3.363% 6/06/24	$450,000	$451,257
Becton Dickinson & Co. 3.734% 12/15/24	65,000	66,573
Becton Dickinson & Co. 4.685% 12/15/44	50,000	54,675
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.500% 4/15/25	10,000	8,150
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.625% 10/15/23	40,000	34,000
Medtronic, Inc. 3.125% 3/15/22	180,000	183,964
Medtronic, Inc. 3.500% 3/15/25	260,000	269,710
Medtronic, Inc. 4.625% 3/15/45	190,000	221,360

		1,846,074

Health Care – Services — 0.5%
Aetna, Inc. 2.800% 6/15/23	40,000	39,367
Anthem, Inc. 2.950% 12/01/22	330,000	330,138
Anthem, Inc. 3.125% 5/15/22	50,000	50,442
Anthem, Inc. 3.350% 12/01/24	120,000	121,743
Anthem, Inc. 3.650% 12/01/27	210,000	214,059
Anthem, Inc. 3.700% 8/15/21	70,000	72,156
Catholic Health Initiatives 4.350% 11/01/42	20,000	19,308
Centene Corp. 4.750% 5/15/22	110,000	114,125
Centene Corp. 4.750% 1/15/25	80,000	81,400
Centene Corp. 6.125% 2/15/24	50,000	52,875
Fresenius Medical Care US Finance II, Inc. (a) 4.125% 10/15/20	50,000	51,500
Fresenius Medical Care US Finance II, Inc. (a) 4.750% 10/15/24	70,000	74,659
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	55,042
HCA, Inc. 5.250% 6/15/26	70,000	74,200
HCA, Inc. 5.500% 6/15/47	60,000	59,850

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc. 5.875% 3/15/22	$250,000	$267,500
HCA, Inc. 5.875% 5/01/23	80,000	85,400
HCA, Inc. 7.500% 2/15/22	40,000	45,000
Humana, Inc. 3.150% 12/01/22	40,000	40,266
Humana, Inc. 3.950% 3/15/27	190,000	196,723
Humana, Inc. 4.625% 12/01/42	70,000	76,379
Humana, Inc. 4.800% 3/15/47	10,000	11,275
Humana, Inc. 4.950% 10/01/44	60,000	69,106
Tenet Healthcare Corp. 8.125% 4/01/22	150,000	152,625
UnitedHealth Group, Inc. 3.750% 7/15/25	50,000	52,701
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	91,023

		2,498,862

Home Builders — 0.1%
Lennar Corp. 4.500% 4/30/24	120,000	123,036
NVR, Inc. 3.950% 9/15/22	100,000	104,392
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	122,400

		349,828

Household Products & Wares — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	63,150

Housewares — 0.1%
Newell Brands, Inc. 3.150% 4/01/21	80,000	80,895
Newell Brands, Inc. 3.850% 4/01/23	170,000	175,909
Newell Brands, Inc. 4.200% 4/01/26	140,000	146,217

		403,021

Insurance — 0.3%
American International Group, Inc. 3 mo. USD LIBOR + 2.056%, VRN 6.250% 3/15/87	234,000	255,060
Brighthouse Financial, Inc. (a) 4.700% 6/22/47	70,000	71,409
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	69,889

	Principal Amount	Value
Chubb INA Holdings, Inc. 4.350% 11/03/45	$230,000	$259,692
MetLife Capital Trust IV (a) 7.875% 12/15/67	200,000	266,500
MetLife, Inc. 6.400% 12/15/66	190,000	218,559
Teachers Insurance & Annuity Association of America (a) 4.900% 9/15/44	200,000	228,775
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	22,000	31,082
Voya Financial, Inc. STEP 2.900% 2/15/18	14,000	14,014
Voya Financial, Inc. 5.700% 7/15/43	160,000	195,960

		1,610,940

Internet — 0.2%
Amazon.com, Inc. (a) 3.150% 8/22/27	470,000	470,708
Amazon.com, Inc. (a) 3.875% 8/22/37	160,000	169,776
Amazon.com, Inc. (a) 4.050% 8/22/47	210,000	226,320
Amazon.com, Inc. 4.950% 12/05/44	180,000	218,802
Netflix, Inc. 5.875% 2/15/25	50,000	53,125

		1,138,731

Iron & Steel — 0.1%
ArcelorMittal STEP 6.750% 2/25/22	50,000	55,625
ArcelorMittal STEP 7.500% 10/15/39	60,000	76,800
Vale Overseas Ltd. 6.875% 11/21/36	361,000	442,225

		574,650

Leisure Time — 0.0%
NCL Corp. Ltd. (a) 4.750% 12/15/21	40,000	41,400

Lodging — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/01/27	190,000	198,788

Machinery – Diversified — 0.0%
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,610
John Deere Capital Corp. 2.250% 4/17/19	100,000	100,120

		139,730

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.9%
21st Century Fox America, Inc. 6.200% 12/15/34	$20,000	$25,827
21st Century Fox America, Inc. 6.650% 11/15/37	30,000	41,262
Altice Financing SA (a) 6.625% 2/15/23	200,000	209,420
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	110,000	108,350
Charter Communications Operating LLC/Charter Communications Operating Capital 4.200% 3/15/28	270,000	267,994
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	340,000	361,483
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	160,000	186,549
Comcast Corp. 3.375% 8/15/25	170,000	174,468
Comcast Corp. 3.999% 11/01/49	55,000	56,321
Comcast Corp. 4.200% 8/15/34	160,000	170,958
Comcast Corp. 4.250% 1/15/33	20,000	21,799
DISH DBS Corp. 5.875% 7/15/22	80,000	80,400
DISH DBS Corp. 5.875% 11/15/24	410,000	399,237
Myriad International Holdings B.V. (a) 4.850% 7/06/27	430,000	445,874
NBCUniversal Media LLC 4.375% 4/01/21	170,000	180,180
SFR Group SA (a) 7.375% 5/01/26	320,000	328,400
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	144,170
Time Warner Cable, Inc. 5.875% 11/15/40	200,000	216,998
Time Warner Cable, Inc. 6.550% 5/01/37	10,000	11,761
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	143,985
Time Warner Cable, Inc. 7.300% 7/01/38	210,000	263,227
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	245,821

	Principal Amount	Value
Time Warner Entertainment Co. LP 8.375% 7/15/33	$20,000	$27,518
Time Warner, Inc. 4.750% 3/29/21	200,000	212,880
Time Warner, Inc. 6.250% 3/29/41	20,000	24,700
Viacom, Inc. 3.875% 4/01/24	30,000	29,932
Viacom, Inc. 4.250% 9/01/23	50,000	51,049

		4,430,563

Mining — 0.9%
Alcoa Nederland Holding BV (a) 6.750% 9/30/24	240,000	261,600
Anglo American Capital PLC (a) 3.625% 9/11/24	560,000	557,318
Anglo American Capital PLC (a) 3.750% 4/10/22	200,000	203,232
Barrick Gold Corp. 5.250% 4/01/42	80,000	92,232
Barrick North America Finance LLC 4.400% 5/30/21	44,000	46,575
Barrick North America Finance LLC 5.700% 5/30/41	180,000	221,174
Barrick North America Finance LLC 5.750% 5/01/43	210,000	263,712
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	20,000	20,231
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	300,000	367,814
BHP Billiton Finance USA Ltd. 5 year USD Swap + 5.093%, VRN (a) 6.750% 10/19/75	500,000	583,795
FMG Resources August 2006 Property Ltd. (a) 9.750% 3/01/22	30,000	33,195
Freeport-McMoRan, Inc. 4.000% 11/14/21	170,000	170,000
Freeport-McMoRan, Inc. 5.450% 3/15/43	96,000	95,880
Freeport-McMoRan, Inc. 6.875% 2/15/23	20,000	21,800
Glencore Funding LLC (a) 4.000% 3/27/27	290,000	291,165
Glencore Funding LLC (a) 4.125% 5/30/23	170,000	175,865
Southern Copper Corp. 5.250% 11/08/42	870,000	971,815

		4,377,403

Miscellaneous – Manufacturing — 0.2%
Eaton Corp. 2.750% 11/02/22	570,000	571,667

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Co. 4.375% 9/16/20	$10,000	$10,504
General Electric Co. 5.300% 2/11/21	75,000	80,985
General Electric Co. 4.650% 10/17/21	170,000	183,028
General Electric Co. 5.875% 1/14/38	86,000	111,214
General Electric Co. 6.875% 1/10/39	156,000	224,795
General Electric Co. 4.500% 3/11/44	60,000	66,466

		1,248,659

Oil & Gas — 3.5%
Anadarko Petroleum Corp. 4.850% 3/15/21	390,000	411,854
Anadarko Petroleum Corp. 5.550% 3/15/26	20,000	22,440
Anadarko Petroleum Corp. 6.450% 9/15/36	60,000	73,489
Anadarko Petroleum Corp. 6.600% 3/15/46	430,000	553,100
Antero Resources Corp. 5.375% 11/01/21	10,000	10,250
Apache Corp. 4.250% 1/15/44	370,000	358,446
Apache Corp. 4.750% 4/15/43	90,000	92,496
Apache Corp. 5.100% 9/01/40	460,000	490,077
Apache Corp. 6.000% 1/15/37	30,000	35,483
BP Capital Markets PLC 3.119% 5/04/26	290,000	293,110
BP Capital Markets PLC 3.216% 11/28/23	300,000	306,454
BP Capital Markets PLC 3.506% 3/17/25	220,000	227,573
BP Capital Markets PLC 3.561% 11/01/21	20,000	20,788
BP Capital Markets PLC 3.588% 4/14/27	330,000	341,506
Chesapeake Energy Corp. 5.750% 3/15/23	10,000	9,250
Chesapeake Energy Corp. (a) 8.000% 12/15/22	8,000	8,630
Chevron Corp. 2.954% 5/16/26	380,000	379,877
Cimarex Energy Co. 3.900% 5/15/27	290,000	296,530
CNOOC Finance USA LLC 3.500% 5/05/25	1,040,000	1,048,223

	Principal Amount	Value
ConocoPhillips Holding Co. 6.950% 4/15/29	$125,000	$164,176
Continental Resources, Inc. (a) 4.375% 1/15/28	110,000	108,592
Continental Resources, Inc. 4.500% 4/15/23	10,000	10,200
Devon Energy Corp. 3.250% 5/15/22	100,000	101,719
Devon Energy Corp. 5.000% 6/15/45	330,000	368,130
Devon Energy Corp. 5.600% 7/15/41	400,000	471,469
Devon Energy Corp. 5.850% 12/15/25	170,000	198,505
Devon Financing Co. LLC 7.875% 9/30/31	60,000	82,368
Ecopetrol SA 5.875% 5/28/45	1,300,000	1,327,300
Ensco PLC 8.000% 1/31/24	115,000	115,287
EOG Resources, Inc. 4.150% 1/15/26	120,000	127,716
Exxon Mobil Corp. 3.043% 3/01/26	210,000	213,243
Exxon Mobil Corp. 4.114% 3/01/46	520,000	582,003
Kerr-McGee Corp. 6.950% 7/01/24	230,000	271,119
Kerr-McGee Corp. 7.875% 9/15/31	160,000	212,585
Noble Energy, Inc. 3.850% 1/15/28	240,000	240,734
Noble Energy, Inc. 4.950% 8/15/47	120,000	128,419
Noble Energy, Inc. 5.250% 11/15/43	120,000	132,812
Occidental Petroleum Corp. 3.000% 2/15/27	130,000	129,240
Occidental Petroleum Corp. 3.125% 2/15/22	120,000	123,025
Occidental Petroleum Corp. 3.400% 4/15/26	170,000	174,100
Occidental Petroleum Corp. 4.100% 2/15/47	170,000	180,707
Occidental Petroleum Corp. 4.400% 4/15/46	50,000	55,348
Occidental Petroleum Corp. 4.625% 6/15/45	80,000	90,690
Petrobras Global Finance BV (a) 5.299% 1/27/25	2,191,000	2,197,573
Petrobras Global Finance BV (a) 5.999% 1/27/28	900,000	902,250

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras Global Finance BV 6.125% 1/17/22	$260,000	$275,925
Petrobras Global Finance BV 6.250% 3/17/24	332,000	352,252
Petrobras Global Finance BV 7.375% 1/17/27	260,000	286,260
Petroleos Mexicanos 6.375% 1/23/45	220,000	221,177
Petroleos Mexicanos 6.625% 6/15/35	763,000	815,143
Petroleos Mexicanos 6.875% 8/04/26	160,000	181,400
QEP Resources, Inc. 6.875% 3/01/21	170,000	183,600
Range Resources Corp. 4.875% 5/15/25	30,000	28,950
Range Resources Corp. 5.000% 3/15/23	200,000	199,000
Range Resources Corp. 5.875% 7/01/22	10,000	10,200
Shell International Finance BV 2.875% 5/10/26	380,000	380,003
Shell International Finance BV 4.000% 5/10/46	300,000	319,515
Shell International Finance BV 4.375% 3/25/20	210,000	219,593
Shell International Finance BV 4.375% 5/11/45	190,000	213,631
Shell International Finance BV 4.550% 8/12/43	100,000	113,739
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	330,000	350,069
Whiting Petroleum Corp. 6.250% 4/01/23	210,000	215,512
WPX Energy, Inc. 8.250% 8/01/23	30,000	34,050

		18,088,905

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 3.200% 8/15/21	55,000	56,175
Halliburton Co. 3.800% 11/15/25	240,000	249,424
Halliburton Co. 4.850% 11/15/35	30,000	33,655
Halliburton Co. 5.000% 11/15/45	500,000	574,180
Schlumberger Holdings Corp. (a) 3.000% 12/21/20	190,000	192,461
Schlumberger Holdings Corp. (a) 4.000% 12/21/25	150,000	157,626

	Principal Amount	Value
Schlumberger Norge AS (a) 4.200% 1/15/21	$10,000	$10,450

		1,273,971

Packaging & Containers — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 5.750% 10/15/20	9,691	9,837
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC STEP 6.875% 2/15/21	97,220	98,557
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (a) 5.125% 7/15/23	60,000	62,100
WestRock RKT Co. 3.500% 3/01/20	80,000	81,390
WestRock RKT Co. 4.000% 3/01/23	30,000	31,088

		282,972

Pharmaceuticals — 0.6%
AbbVie, Inc. 2.900% 11/06/22	80,000	80,233
AbbVie, Inc. 3.600% 5/14/25	130,000	133,650
Allergan Funding SCS 3.450% 3/15/22	30,000	30,482
Allergan Funding SCS 3.800% 3/15/25	180,000	183,248
Allergan Funding SCS 4.550% 3/15/35	150,000	158,725
Allergan Funding SCS 4.750% 3/15/45	101,000	107,520
Cardinal Health, Inc. 2.616% 6/15/22	130,000	127,827
Cardinal Health, Inc. 3.079% 6/15/24	170,000	167,350
Eli Lilly & Co. 3.100% 5/15/27	140,000	142,106
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	182,703
Johnson & Johnson 3.625% 3/03/37	690,000	728,972
Merck & Co., Inc. 2.750% 2/10/25	120,000	119,514
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	100,000	89,515
Teva Pharmaceutical Finance Netherlands III BV 1.400% 7/20/18	90,000	89,401
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	100,000	97,160

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	$50,000	$45,673
Teva Pharmaceutical Finance Netherlands III BV 2.800% 7/21/23	40,000	34,832
Teva Pharmaceutical Finance Netherlands III BV 3.150% 10/01/26	100,000	82,565
Valeant Pharmaceuticals International, Inc. (a) 5.375% 3/15/20	29,000	29,036
Valeant Pharmaceuticals International, Inc. (a) 6.500% 3/15/22	50,000	52,500
Valeant Pharmaceuticals International, Inc. (a) 7.000% 3/15/24	120,000	128,400
Valeant Pharmaceuticals International, Inc. (a) 7.500% 7/15/21	270,000	274,725
Valeant Pharmaceuticals International, Inc. (a) 9.000% 12/15/25	210,000	218,862

		3,304,999

Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	150,000	155,160
El Paso Natural Gas Co. LLC 8.375% 6/15/32	289,000	379,612
Energy Transfer LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	31,018
Energy Transfer LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	109,326
Enterprise Products Operating LLC 5.700% 2/15/42	40,000	48,373
Kinder Morgan Energy Partners LP 3.500% 9/01/23	120,000	120,077
Kinder Morgan, Inc. 5.300% 12/01/34	90,000	96,009
MPLX LP 4.875% 12/01/24	150,000	161,685
MPLX LP 4.875% 6/01/25	140,000	150,041
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	6,779
Transcontinental Gas Pipe Line Co. LLC 7.850% 2/01/26	280,000	357,887
The Williams Cos., Inc. 7.500% 1/15/31	240,000	293,400

	Principal Amount	Value
Williams Partners LP/ACMP Finance Corp. 4.875% 3/15/24	$70,000	$73,150

		1,982,517

Real Estate Investment Trusts (REITS) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	226,910
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 4.750% 9/17/44	250,000	272,568

		499,478

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (a) 5.000% 10/15/25	150,000	151,125
Beacon Escrow Corp. (a) 4.875% 11/01/25	90,000	90,338
CVS Health Corp. 2.750% 12/01/22	120,000	118,210
CVS Health Corp. 3.875% 7/20/25	124,000	127,704
CVS Health Corp. 5.125% 7/20/45	350,000	401,133
CVS Pass-Through Trust (a) 5.298% 1/11/27	8,938	9,499
CVS Pass-Through Trust 5.880% 1/10/28	98,600	108,111
CVS Pass-Through Trust 6.036% 12/10/28	85,366	94,900
CVS Pass-Through Trust 6.943% 1/10/30	72,486	84,769
Dollar Tree, Inc. 5.750% 3/01/23	130,000	136,175
McDonald’s Corp. 3.500% 3/01/27	320,000	329,096
McDonald’s Corp. 3.700% 1/30/26	200,000	208,477
QVC, Inc. 5.950% 3/15/43	10,000	10,078
The TJX Cos., Inc. 2.250% 9/15/26	30,000	28,153
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	70,613
Walgreens Boots Alliance, Inc. 3.450% 6/01/26	260,000	257,103

		2,225,484

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd. (a) 3.125% 1/15/25	200,000	191,193

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd. (a) 3.875% 1/15/27	$40,000	$39,362
Intel Corp. 3.700% 7/29/25	70,000	73,902
Intel Corp. (a) 3.734% 12/08/47	54,000	56,076

		360,533

Software — 0.5%
First Data Corp. (a) 5.000% 1/15/24	280,000	288,050
First Data Corp. (a) 7.000% 12/01/23	20,000	21,150
Microsoft Corp. 2.400% 8/08/26	620,000	597,907
Microsoft Corp. 2.700% 2/12/25	100,000	99,846
Microsoft Corp. 2.875% 2/06/24	380,000	385,501
Microsoft Corp. 3.300% 2/06/27	690,000	711,736
Microsoft Corp. 3.950% 8/08/56	100,000	106,739
Microsoft Corp. 4.100% 2/06/37	170,000	189,806

		2,400,735

Telecommunications — 1.3%
America Movil SAB de CV 5.000% 3/30/20	330,000	347,800
AT&T, Inc. 3.000% 2/15/22	60,000	60,122
AT&T, Inc. 3.400% 5/15/25	580,000	570,227
AT&T, Inc. 3.900% 8/14/27	570,000	573,809
AT&T, Inc. 4.250% 3/01/27	350,000	356,796
AT&T, Inc. 4.350% 6/15/45	150,000	138,390
AT&T, Inc. 4.500% 3/09/48	166,000	155,539
AT&T, Inc. 4.900% 8/14/37	140,000	141,763
AT&T, Inc. 5.500% 2/01/18	30,000	30,086
AT&T, Inc. 5.800% 2/15/19	200,000	207,547
Bharti Airtel Ltd. (a) 4.375% 6/10/25	440,000	447,707
CommScope Technologies LLC (a) 5.000% 3/15/27	90,000	90,000

	Principal Amount	Value
Qwest Corp. 6.875% 9/15/33	$85,000	$81,487
Rogers Communications, Inc. 6.800% 8/15/18	120,000	123,525
Sprint Capital Corp. 8.750% 3/15/32	40,000	45,400
Sprint Corp. 7.250% 9/15/21	80,000	84,700
Sprint Corp. 7.625% 2/15/25	420,000	439,950
Sprint Corp. 7.875% 9/15/23	30,000	31,950
Telefonica Emisiones SAU 5.213% 3/08/47	150,000	170,228
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	84,104
Verizon Communications, Inc. 2.625% 8/15/26	230,000	216,634
Verizon Communications, Inc. (a) 3.376% 2/15/25	100,000	100,378
Verizon Communications, Inc. 3.500% 11/01/24	300,000	305,378
Verizon Communications, Inc. 4.125% 3/16/27	1,290,000	1,345,100
Verizon Communications, Inc. 4.522% 9/15/48	230,000	226,469
Verizon Communications, Inc. 4.862% 8/21/46	130,000	135,411
Verizon Communications, Inc. 5.250% 3/16/37	170,000	186,946
Verizon Communications, Inc. 5.500% 3/16/47	100,000	113,941
West Corp. (a) 4.750% 7/15/21	60,000	60,750

		6,872,137

Textiles — 0.1%
Cintas Corp. No 2 2.900% 4/01/22	160,000	161,433
Cintas Corp. No 2 3.700% 4/01/27	260,000	270,536

		431,969

Transportation — 0.1%
United Parcel Service, Inc. 2.500% 4/01/23	120,000	119,332
United Parcel Service, Inc. 3.050% 11/15/27	190,000	190,014

		309,346

Trucking & Leasing — 0.1%
DAE Funding LLC (a) 4.500% 8/01/22	80,000	78,600
DAE Funding LLC (a) 5.000% 8/01/24	80,000	79,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Aerospace Holdings Ltd. (a) 5.250% 8/15/22	$50,000	$49,687
Park Aerospace Holdings Ltd. (a) 5.500% 2/15/24	80,000	79,400

		286,687

TOTAL CORPORATE DEBT (Cost $131,979,200)		137,299,191

MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	57,927
State of California 5.000% 4/01/42	70,000	78,381
State of California 5.000% 11/01/43	50,000	57,558

		193,866

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		193,866

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.6%
Automobile ABS — 0.3%
Hertz Vehicle Financing II LP, Series 2015-1A, Class A (a) 2.730% 3/25/21	250,000	249,701
Hertz Vehicle Financing II LP, Series 2017-1A, Class A (a) 2.960% 10/25/21	750,000	748,613
Hertz Vehicle Financing II LP, Series 2015-1A, Class C (a) 4.350% 3/25/21	250,000	248,203
Hertz Vehicle Financing LC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	119,843

		1,366,360

Commercial MBS — 5.5%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, VRN (b) 5.676% 4/10/49	70,210	54,923
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, VRN (a) (b) 5.814% 8/10/45	790,404	633,497
BANK, 2017-BNK4, Class XA, VRN (b) 1.456% 5/15/50	3,760,590	359,940
BANK, 2017-BNK7, Class A5 3.435% 9/15/60	500,000	510,110

	Principal Amount	Value
BBCCRE Trust, Series 2015-GTP, Class E, VRN (a) (b) 4.563% 8/10/33	$1,020,000	$865,208
BX Trust, Series 2017-APPL, Class A, 1 mo. LIBOR + .880%, FRN (a) 2.357% 7/15/34	480,000	480,293
BX Trust, Series 2017-APPL, Class B, 1 mo. LIBOR + 1.150%, FRN (a) 2.627% 7/15/34	480,000	480,308
BX Trust, Series 2017-IMC, Class F, FRN (a) (b) 5.500% 10/15/32	1,000,000	1,001,573
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	400,000	418,599
CHT Mortgage Trust, Series 2017-CSMO, Class A, FRN (a) (b) 2.310% 11/15/36	560,000	560,879
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D (a) 3.110% 4/10/48	400,000	300,381
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4 3.465% 9/15/50	500,000	512,176
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	394,346
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, VRN (b) 3.720% 12/10/49	310,000	324,216
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, VRN (a) (b) 4.401% 3/10/47	270,000	209,763
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class D, VRN (a) (b) 4.428% 2/10/48	740,000	626,562
Cold Storage Trust, Series 2017-ICE3, Class B, 1 mo. LIBOR + 1.250%, FRN (a) 2.727% 4/15/36	740,000	741,415
COMM Mortgage Trust, Series 2012-CR1, Class XA, VRN (b) 1.878% 5/15/45	1,838,963	121,642
COMM Mortgage Trust, Series 2013-LC13, Class E, VRN (a) (b) 3.719% 8/10/46	440,000	300,320
COMM Mortgage Trust, Series 2013-CR9, Class E, VRN (a) (b) 4.254% 7/10/45	280,000	199,799

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
COMM Mortgage Trust, Series 2015-LC19, Class C, VRN (b) 4.261% 2/10/48	$120,000	$122,220
Credit Suisse Mortgage Trust, Series 2015-GLPA, Class A (a) 3.881% 11/15/37	140,000	146,355
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2 (a) 3.953% 9/15/37	190,000	196,067
Credit Suisse Mortgage Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	214,123
Credit Suisse Mortgage Trust, Series 2014-USA, Class F (a) 4.373% 9/15/37	230,000	194,580
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	143,915	125,433
Credit Suisse Mortgage Trust, Series 2015, Class TF, 1 mo. LIBOR + 4.143%, FRN (a) 5.620% 3/15/28	270,000	268,788
Credit Suisse Mortgage Trust, Series 2007-C5, Class AM, VRN (b) 5.869% 9/15/40	38,507	36,397
Credit Suisse Mortgage Trust, Series 2015, Class F, 1 mo. LIBOR + 4.500%, FRN (a) 5.977% 3/15/28	260,000	260,327
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, VRN (b) 4.358% 8/15/48	430,000	429,975
CSMC Trust, Series 2017-LSTK, Class A (a) 2.761% 4/05/33	430,000	429,454
CSMC Trust, Series 2017-CHOP, Class G, 1 mo. LIBOR + 5.620%, FRN (a) 7.097% 7/15/32	1,700,000	1,729,750
FREMF Mortgage Trust, Series 2012-K20, Class X2A (a) 0.200% 5/25/45	3,363,410	23,466
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750%, FRN (a) 2.227% 11/15/34	147,170	132,567
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, VRN (b) 5.677% 12/10/49	60,000	32,856
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D 3.384% 5/10/50	310,000	235,699

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, VRN (b) 3.777% 5/10/50	$280,000	$286,812
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A (a) 3.721% 2/10/37	330,000	341,883
GS Mortgage Securities Trust, Series 2017-GS5, Class C, VRN (b) 4.299% 3/10/50	370,000	381,780
GS Mortgage Securities Trust, Series 2015-GC28, Class C, VRN (b) 4.327% 2/10/48	270,000	258,814
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	125,086	116,041
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A (a) 2.835% 8/10/38	320,000	312,253
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5 2.870% 8/15/49	460,000	451,593
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, VRN (b) 3.648% 12/15/49	310,000	322,592
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	98,755	99,153
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AJ 5.411% 5/15/47	540,000	381,254
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJFX (a) 5.438% 1/15/49	600,000	159,937
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, VRN (b) 5.502% 6/12/47	370,000	300,749
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJ, VRN (b) 5.503% 1/15/49	520,000	132,817
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, VRN (b) 1.139% 4/15/47	2,481,649	67,198
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3 3.801% 8/15/48	60,000	62,835

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	$250,000	$259,838
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D, VRN (b) 4.168% 11/15/48	610,000	464,205
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, VRN (b) 4.618% 8/15/48	70,000	69,378
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B, VRN (b) 4.618% 8/15/48	160,000	166,528
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B, VRN (b) 4.881% 1/15/47	30,000	31,716
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA, VRN (b) 0.919% 10/15/50	7,982,876	530,848
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5 3.409% 10/15/50	1,260,000	1,285,930
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, VRN (a) (b) 2.729% 4/20/48	538,418	536,281
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, VRN (a) (b) 3.113% 4/20/48	707,000	700,922
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, VRN (b) 6.079% 9/12/49	142,981	116,991
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class E (a) 3.012% 3/15/48	390,000	251,180
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5 3.102% 11/15/49	320,000	318,175
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4 3.306% 4/15/48	420,000	427,531
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, VRN (a) (b) 4.575% 11/15/45	150,000	142,610

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4 3.049% 11/15/49	$350,000	$347,875
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ 5.399% 12/15/43	136,178	106,240
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ 5.438% 3/15/44	389,847	375,152
One Market Plaza Trust, Series 2017-1MKT, Class A (a) 3.614% 2/10/32	850,000	869,566
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4 3.460% 6/15/50	170,000	173,791
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4 3.487% 8/15/50	570,000	584,431
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, VRN (a) (b) 4.104% 9/14/22	323,467	316,975
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.184% 4/15/50	430,000	434,341
Wells Fargo Commercial Mortgage Trust, Series 2015-NXSI, Class AS 3.406% 5/15/48	330,000	330,194
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B, VRN (b) 3.658% 5/15/48	290,000	292,999
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C 4.118% 9/15/50	500,000	493,389
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, VRN (b) 4.176% 7/15/48	370,000	369,832
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, VRN (b) 4.291% 7/15/46	140,000	143,672
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class C, VRN (b) 4.494% 12/15/49	320,000	327,654
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS 3.931% 11/15/47	190,000	198,829
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, VRN (b) 4.204% 11/15/47	190,000	193,285
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, VRN (b) 4.290% 11/15/47	190,000	180,019

		28,390,095

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 1.5%
ACE Securities Corp., Series 2005-HE3, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.497% 5/25/35	$1,020,000	$880,935
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960%, FRN 2.512% 11/25/33	1,249,236	1,203,461
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE7, Class 2A3, 1 mo. USD LIBOR + .250%, FRN 1.802% 8/25/36	1,760,294	1,369,892
GSAA Home Equity Trust, Series 2006-19, Class A3A, 1 mo. USD LIBOR + .240%, FRN 1.792% 12/25/36	818,174	490,286
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270%, FRN 1.822% 3/25/36	578,362	395,440
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, STEP 5.860% 1/25/37	1,930,000	1,931,367
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2, STEP (a) 5.825% 2/26/36	1,382,122	1,326,935

		7,598,316

Manufactured Housing ABS — 0.4%
Conseco Finance Corp., Series 1996-4, Class M1, VRN (b) 7.750% 6/15/27	1,797,632	1,845,004
Greenpoint Manufactured Housing, Series 2001-2, Class IA2, Auction Rate, FRN 4.736% 2/20/32	150,000	141,939
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, Auction Rate, FRN 4.746% 3/13/32	200,000	188,905

		2,175,848

Other ABS — 1.6%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3, 1 mo. USD LIBOR + 1.020%, FRN 2.572% 8/25/34	645,369	636,638
Community Funding CLO Ltd., Series 2015-1A, Class A, (Acquired 9/30/15, Cost $690,000), STEP (a) (d) (e) 5.750% 11/01/27	690,000	681,209

	Principal Amount	Value
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390%, FRN 1.942% 11/25/35	$2,400,000	$2,112,202
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, VRN (a) (b) 5.500% 4/22/35	1,289,043	1,295,656
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2, STEP 5.717% 4/25/35	1,642,149	1,251,723
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%, FRN 2.552% 9/25/34	1,292,532	1,293,661
Upstart Securitization Trust, Series 2017-1, Class A (a) 2.639% 6/20/24	776,942	776,703

		8,047,792

Student Loans ABS — 1.3%
AccessLex Institute, Series 2007-1, Class A4, 3 mo. USD LIBOR + .060%, FRN 1.427% 1/25/23	1,962,166	$1,930,476
National Collegiate Student Loan, Series 2007-4, Class A3L, 1 mo. USD LIBOR + .850%, FRN 2.402% 3/25/38	1,773,434	1,208,081
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.602% 7/26/66	500,000	513,067
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .310%, FRN 1.899% 12/15/38	1,210,000	1,133,447
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	72,613	71,100
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 1.477% 7/26/21	815,641	804,994
SLM Student Loan Trust, Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100%, FRN 2.467% 7/25/23	590,000	597,399
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700%, FRN 3.067% 7/25/23	499,078	514,851

		6,773,415

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 3.0%
Alternative Loan Trust, Series 2005-36, Class 3A1, VRN (b) 3.428% 8/25/35	$455,379	$422,168
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	124,095	125,185
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, VRN (a) (b) 3.000% 3/28/57	878,573	885,742
BCAP LLC Trust, Series 2010-RR6, Class 1212 (a) 5.500% 2/26/35	18,545	18,606
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, VRN (b) 3.509% 8/25/34	138,468	140,449
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%, FRN 6.098% 11/25/35	1,129,926	327,756
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%, FRN 1.902% 5/25/37	2,473,673	1,326,397
Credit Suisse Mortgage Capital Certificates, Series 2015-2R, Class 3A2, VRN (a) (b) 1.448% 4/27/36	1,290,000	1,008,318
Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310%, FRN (a) 1.639% 10/27/36	880,000	489,567
Credit Suisse Mortgage Capital Certificates, Series 2015-2R, Class 7A2, VRN (a) (b) 2.728% 8/27/36	2,450,501	2,148,938
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610%, FRN (a) 1.938% 11/26/37	1,220,000	1,015,444
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, VRN (b) 3.593% 10/25/35	114,463	102,084
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A, VRN (b) 3.665% 2/25/36	75,918	60,748
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B, 1 mo. USD LIBOR + .260%, FRN (a) 1.589% 7/26/45	408,530	219,369

	Principal Amount	Value
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%, FRN (a) 1.772% 4/26/47	$300,000	$267,681
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, VRN (a) (b) 4.000% 4/25/57	914,607	942,233
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1, VRN (a) (b) 4.000% 5/25/57	945,723	974,502
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	60,166	60,339
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	893,333	695,316
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 12/26/37	1,960,965	1,515,447
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, VRN (b) 3.643% 8/25/36	415,329	358,997
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%, FRN 3.213% 3/25/46	407,540	402,772
Towd Point Mortgage Funding Vantage PLC, Series 2016-V1A, Class A1, 3 mo. GBP LIBOR + 1.200%, FRN GBP (a) (f) 1.726% 2/20/54	395,801	538,506
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .260%, FRN 1.812% 11/25/45	146,283	144,946
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000%, FRN 2.063% 2/25/46	1,272,296	1,192,647

		15,384,157

WL Collateral PAC — 0.0%
Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%, FRN 22.392% 7/25/36	80,873	114,128

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $67,953,047)		69,850,111

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 6.0%
Abu Dhabi Government International Bond (a) 2.500% 10/11/22	$670,000	$656,600
Argentina POM Politica Monetaria, FRN ARS (b) (f) 28.750% 6/21/20	1,030,000	59,173
Argentine Bonos del Tesoro ARS (f) 18.200% 10/03/21	12,970,000	746,863
Argentine Bonos del Tesoro ARS (f) 21.200% 9/19/18	210,000	11,642
Argentine Republic Government International Bond 5.625% 1/26/22	770,000	812,350
Argentine Republic Government International Bond 6.875% 4/22/21	220,000	239,580
Argentine Republic Government International Bond 7.125% 7/06/36	220,000	238,370
Argentine Republic Government International Bond 7.500% 4/22/26	610,000	690,612
Brazil Government International Bond 5.000% 1/27/45	200,000	186,400
Brazil Government International Bond 5.625% 1/07/41	1,050,000	1,072,575
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	6,558,000	1,939,803
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/23	13,781,000	4,002,407
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/27	483,000	136,493
Colombia Government International Bond 5.625% 2/26/44	520,000	595,400
Indonesia Government International Bond 3.500% 1/11/28	400,000	398,629
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	442,723
Indonesia Government International Bond 4.350% 1/11/48	450,000	456,539
Indonesia Government International Bond (c) 5.125% 1/15/45	760,000	840,030
Indonesia Government International Bond (a) 5.125% 1/15/45	200,000	221,061

	Principal Amount	Value
Kuwait International Government Bond (a) 3.500% 3/20/27	$530,000	$538,274
Mexican Bonos MXN (f) 6.500% 6/09/22	92,558,000	4,505,909
Mexican Bonos MXN (f) 7.750% 11/13/42	26,885,600	1,359,150
Mexican Bonos MXN (f) 8.000% 11/07/47	18,820,000	976,544
Mexican Bonos MXN (f) 8.500% 11/18/38	30,070,000	1,639,417
Mexico Government International Bond 4.750% 3/08/44	1,220,000	1,233,420
Nigeria Government International Bond (a) 6.500% 11/28/27	200,000	208,405
Peruvian Government International Bond 5.625% 11/18/50	250,000	320,750
Peruvian Government International Bond 6.550% 3/14/37	430,000	581,575
Provincia de Buenos Aires (a) 6.500% 2/15/23	170,000	182,631
Provincia de Buenos Aires (a) 7.875% 6/15/27	160,000	177,571
Republic of Poland Government International Bond 4.000% 1/22/24	490,000	522,526
Russian Federal Bond — OFZ RUB (f) 7.000% 8/16/23	27,320,000	474,100
Russian Federal Bond — OFZ RUB (f) 7.050% 1/19/28	211,836,000	3,573,917
Russian Federal Bond — OFZ RUB (f) 7.750% 9/16/26	8,260,000	146,652
Russian Federal Bond — OFZ RUB (f) 8.150% 2/03/27	36,350,000	664,235

		30,852,326

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $32,295,226)		30,852,326

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.7%
Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI STEP 0.250% 1/15/38	22,886	160

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 4092, Class AI 3.000% 9/15/31	$848,961	$81,291
Series 334, Class S7 1 mo. LIBOR + 6.100%, FRN 4.623% 8/15/44	285,235	56,140
Series 3621, Class SB 1 mo. LIBOR + 6.230%, FRN 4.753% 1/15/40	59,365	10,175
Series 4203, Class PS 1 mo. LIBOR + 6.250%, FRN 4.773% 9/15/42	308,429	47,181
Series 3973, Class SA 1 mo. LIBOR + 6.490%, FRN 5.013% 12/15/41	378,412	72,444
Series R007, Class ZA 6.000% 5/15/36	165,157	185,504
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K007, Class X1 VRN 1.219% 4/25/20 (b)	333,300	6,433
Series K712, Class X1 VRN 1.333% 11/25/19 (b)	896,736	17,082
Series K015, Class X1 VRN 1.595% 7/25/21 (b)	364,594	17,281
Federal Home Loan Mortgage Corp. Strips Series 353, Class S1 1 mo. LIBOR + 6.000%, FRN 4.523% 12/15/46	552,380	111,344
Federal National Mortgage Association
Series 2005-88, Class IP 1.348% 10/25/35	74,035	5,143
Series 2006-88, Class IP 1.465% 4/25/36	102,402	5,993
Series 2006-118, Class IP2 1.591% 12/25/36	134,152	8,117
Series 2006-118, Class IP1 2.118% 12/25/36	196,817	15,848
Series 2006-59, Class IP 2.131% 7/25/36	166,722	13,505
Series 409, Class C2 3.000% 4/25/27	196,911	17,384
Series 2013-1, Class YI 3.000% 2/25/33	1,855,744	244,780
Series 409, Class C13 3.500% 11/25/41	197,786	35,308
Series 409, Class C18 4.000% 4/25/42	215,655	44,007
Series 2013-124, Class SB 1 mo. LIBOR + 5.950%, FRN 4.398% 12/25/43	648,051	124,424
Series 409, Class C22 4.500% 11/25/39	125,100	24,297

	Principal Amount	Value
Series 2016-61, Class BS 1 mo. LIBOR + 6.100%, FRN 4.548% 9/25/46	$223,900	$36,041
Series 2016-60, Class QS 1 mo. LIBOR + 6.100%, FRN 4.548% 9/25/46	466,807	75,800
Series 2012-134, Class SK 1 mo. LIBOR + 6.150%, FRN 4.598% 12/25/42	397,223	75,040
Series 2012-133, Class CS 1 mo. LIBOR + 6.150%, FRN 4.598% 12/25/42	211,203	38,227
Series 2013-54, Class BS 1 mo. LIBOR + 6.150%, FRN 4.598% 6/25/43	526,797	106,411
Series 2017-85, Class SC FRN 4.648% 11/25/47 (b)	384,591	70,187
Series 2012-35, Class SC 1 mo. LIBOR + 6.500%, FRN 4.948% 4/25/42	180,928	35,170
Series 2011-87, Class SG 1 mo. LIBOR + 6.550%, FRN 4.998% 4/25/40	359,859	46,245
Series 2011-96, Class SA 1 mo. LIBOR + 6.550%, FRN 4.998% 10/25/41	383,023	64,767
Series 2012-74, Class SA 1 mo. LIBOR + 6.650%, FRN 5.098% 3/25/42	101,144	15,659
Series 2011-59, Class NZ 5.500% 7/25/41	714,292	784,288
Series 2013-9, Class CB 5.500% 4/25/42	615,482	678,861
Series 2012-46, Class BA 6.000% 5/25/42	170,165	191,572
Series 2012-28, Class B 6.500% 6/25/39	48,598	52,531
Series 2013-9, Class BC 6.500% 7/25/42	181,986	206,968
Series 2012-51, Class B 7.000% 5/25/42	139,532	159,063
Federal National Mortgage Association ACES
Series 2014-M4, Class X2 VRN 0.255% 3/25/24 (b)	5,180,497	75,782
Series 2016-M7, Class A1 2.037% 9/25/26	235,314	228,777
Series 2015-M4, Class ABV2 2.369% 7/25/22	40,715	40,001
Series 2015-M13, Class A2 VRN 2.712% 6/25/25 (b)	90,000	89,718
Series 20175-M15, Class ATS2 VRN 3.136% 11/25/27 (b)	60,000	60,493

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association
Series 2012-144, Class IO VRN 0.467% 1/16/53 (b)	$7,285,760	$241,105
Series 2012-135, Class IO VRN 0.603% 1/16/53 (b)	5,911,297	211,478
Series 2014-186, Class IO VRN 0.781% 8/16/54 (b)	2,835,408	144,267
Series 2014-22, Class IA VRN 0.847% 11/20/42 (b)	59,573	2,148
Series 2017-H18, Class BI VRN 1.630% 9/20/67 (b)	5,030,281	517,176
Series 2010-H28, Class FE 1 mo. USD LIBOR + .400%, FRN 1.643% 12/20/60	199,303	198,741
Series 2011-H08, Class FG 1 mo. USD LIBOR + .480%, FRN 1.723% 3/20/61	190,843	190,747
Series 2011-H09, Class AF 1 mo. USD LIBOR + .500%, FRN 1.743% 3/20/61	132,678	132,685
Series 2012-H27, Class AI VRN 1.763% 10/20/62 (b)	1,000,753	68,645
Series 2017-H20, Class IB VRN 1.963% 10/20/67 (b)	100,066	12,908
Series 2017-H15, Class KI VRN 2.157% 7/20/67 (b)	202,133	28,056
Series 2012-66, Class CI 3.500% 2/20/38	190,452	15,881
Series 2013-53, Class OI 3.500% 4/20/43	1,271,613	196,739
Series 2014-176, Class IA 4.000% 11/20/44	142,252	23,596
Series 2015-167, Class OI 4.000% 4/16/45	143,804	32,694
Series 2014-117, Class SJ 1 mo. LIBOR + 5.600%, FRN 4.099% 8/20/44	104,277	14,829
Series 2016-84, Class IG 4.500% 11/16/45	675,877	130,290
Series 2016-135, Class SB 1 mo. LIBOR + 6.100%, FRN 4.609% 10/16/46	178,036	40,751
Series 2016-21, Class ST 1 mo. LIBOR + 6.150%, FRN 4.649% 2/20/46	154,025	30,199
Series 2010-31, Class GS 1 mo. LIBOR + 6.500%, FRN 4.999% 3/20/39	18,799	1,112
Series 2010-85, Class HS 1 mo. LIBOR + 6.650%, FRN 5.149% 1/20/40	69,634	7,871

		6,517,360

	Principal Amount	Value
Pass-Through Securities — 24.2%
Federal Home Loan Mortgage Corp.
Pool #U90245 3.500% 10/01/42	$132,000	$135,526
Pool #U99045 3.500% 3/01/43	601,086	617,146
Pool #U99114 3.500% 2/01/44	72,791	74,736
Pool #U99124 3.500% 3/01/45	653,454	670,913
Pool #G14492 4.000% 10/01/25	375,292	390,477
Pool #U90316 4.000% 10/01/42	59,347	62,535
Pool #U91254 4.000% 4/01/43	142,735	150,535
Pool #Q19135 4.000% 6/01/43	63,851	67,530
Pool #Q19236 4.000% 6/01/43	57,356	60,956
Pool #U99054 4.000% 6/01/43	1,542,288	1,626,571
Pool #Q19615 4.000% 7/01/43	63,332	66,981
Pool #Q19985 4.000% 7/01/43	1,728,327	1,827,909
Pool #U95137 4.000% 8/01/43	74,265	78,324
Pool #C09071 4.000% 2/01/45	941,724	985,095
Pool #Q40459 4.000% 3/01/46	1,400,432	1,469,086
Pool #G08771 4.000% 7/01/47	1,331,364	1,393,511
Pool #V83342 4.000% 8/01/47	388,925	407,080
Pool #G08793 4.000% 12/01/47	2,394,018	2,508,762
Pool #U99076 4.500% 12/01/43	503,187	540,926
Pool #U92272 4.500% 12/01/43	72,772	78,275
Pool #U99084 4.500% 2/01/44	448,892	482,840
Pool #U99091 4.500% 3/01/44	151,085	162,510
Pool #Q26207 4.500% 5/01/44	58,121	62,090
Pool #G08683 4.500% 12/01/45	59,375	63,253
Pool #Q47940 4.500% 2/01/47	883,870	941,045

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #V83157 4.500% 4/01/47	$3,724,140	$3,963,882
Pool #Q49177 4.500% 6/01/47	691,771	736,736
Pool #G06496 5.000% 6/01/41	101,992	110,402
Pool #G06875 5.500% 12/01/38	13,169	14,632
Pool #G06669 6.500% 9/01/39	26,509	30,477
Pool #G07509 6.500% 9/01/39	24,473	27,877
Pool #G07335 7.000% 3/01/39	61,885	71,210
Federal Home Loan Mortgage Corp. TBA
Pool #3395 3.000% 9/01/44 (g)	6,800,000	6,801,859
Pool #648 3.500% 1/01/45 (g)	5,900,000	6,060,406
Pool #4200 4.000% 5/01/44 (g)	3,100,000	3,242,406
Federal National Mortgage Association
Pool #AP9633 2.500% 10/01/42	123,664	120,428
Pool #AM8674 2.810% 4/01/25	50,000	50,053
Pool #AN5723 2.940% 7/01/27	600,000	596,483
Pool #AQ7306 3.000% 1/01/43	66,265	66,311
Pool #AR1202 3.000% 1/01/43	66,891	66,938
Pool #AS8359 3.000% 11/01/46	1,002,589	1,003,608
Pool #BE0072 3.000% 11/01/46	1,618,672	1,622,593
Pool #MA1177 3.500% 9/01/42	61,511	63,169
Pool #MA1213 3.500% 10/01/42	379,929	390,169
Pool #AS6340 3.500% 12/01/45	253,644	261,868
Pool #AS6328 3.500% 12/01/45	1,662,517	1,708,885
Pool #AS6541 3.500% 1/01/46	255,963	264,581
Pool #AS6562 3.500% 1/01/46	256,569	264,887
Pool #BF0145 3.500% 3/01/57	3,178,865	3,260,075
Pool #AK8441 4.000% 4/01/42	54,888	57,844

	Principal Amount	Value
Pool #AO2711 4.000% 5/01/42	$52,065	$54,870
Pool #AO6086 4.000% 6/01/42	51,921	54,718
Pool #AP0692 4.000% 7/01/42	42,226	44,501
Pool #AP5333 4.000% 7/01/42	166,744	175,883
Pool #AP2530 4.000% 8/01/42	41,833	44,086
Pool #AP2958 4.000% 8/01/42	37,247	39,254
Pool #AP4903 4.000% 9/01/42	52,084	54,914
Pool #AP7399 4.000% 9/01/42	113,687	119,811
Pool #MA1217 4.000% 10/01/42	304,535	320,891
Pool #AP9229 4.000% 10/01/42	45,411	47,857
Pool #AP9766 4.000% 10/01/42	245,457	258,640
Pool #MA1253 4.000% 11/01/42	181,657	191,414
Pool #AQ3599 4.000% 11/01/42	38,168	40,242
Pool #AQ4555 4.000% 12/01/42	92,288	97,389
Pool #AQ7003 4.000% 12/01/42	92,296	97,253
Pool #AQ7082 4.000% 1/01/43	122,368	128,941
Pool #AL3508 4.000% 4/01/43	60,846	64,362
Pool #AQ4078 4.000% 6/01/43	59,417	62,869
Pool #AQ4080 4.000% 6/01/43	57,893	61,138
Pool #AT8394 4.000% 6/01/43	60,461	63,973
Pool #AB9683 4.000% 6/01/43	112,023	118,040
Pool #AT9637 4.000% 7/01/43	190,074	200,728
Pool #AT9653 4.000% 7/01/43	127,182	134,570
Pool #AT9657 4.000% 7/01/43	106,753	112,486
Pool #AS0070 4.000% 8/01/43	69,417	73,210
Pool #MA1547 4.000% 8/01/43	72,416	76,373

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS4347 4.000% 1/01/45	$133,655	$141,231
Pool #AS9453 4.000% 4/01/47	1,413,648	1,488,251
Pool #AS9588 4.000% 5/01/47	384,349	404,632
Pool #BH2623 4.000% 8/01/47	4,109,537	4,301,369
Pool #MA0706 4.500% 4/01/31	38,599	41,077
Pool #MA0734 4.500% 5/01/31	126,051	134,141
Pool #MA0776 4.500% 6/01/31	41,844	44,530
Pool #MA0913 4.500% 11/01/31	31,040	33,032
Pool #MA0939 4.500% 12/01/31	36,511	38,854
Pool #993117 4.500% 1/01/39	9,110	9,783
Pool #AA0856 4.500% 1/01/39	16,195	17,392
Pool #AA2450 4.500% 2/01/39	5,127	5,505
Pool #AA3495 4.500% 2/01/39	18,841	20,232
Pool #935520 4.500% 8/01/39	41,449	44,511
Pool #AD5481 4.500% 5/01/40	755,281	810,835
Pool #AD6914 4.500% 6/01/40	84,284	90,483
Pool #AD8685 4.500% 8/01/40	198,545	213,087
Pool #MA1591 4.500% 9/01/43	133,121	143,037
Pool #MA1629 4.500% 10/01/43	138,913	149,261
Pool #AL4341 4.500% 10/01/43	12,450	13,316
Pool #AU6423 4.500% 10/01/43	300,307	321,176
Pool #MA1664 4.500% 11/01/43	72,236	77,662
Pool #MA1711 4.500% 12/01/43	139,392	149,863
Pool #AL4741 4.500% 1/01/44	66,386	71,331
Pool #AW0318 4.500% 2/01/44	324,260	346,490
Pool #AL5562 4.500% 4/01/44	35,320	37,741

	Principal Amount	Value
Pool #AL5540 4.500% 7/01/44	$121,513	$131,344
Pool #890604 4.500% 10/01/44	640,658	691,285
Pool #AS4271 4.500% 1/01/45	69,001	75,209
Pool #AS8577 4.500% 12/01/46	2,067,115	2,201,074
Pool #BF0148 4.500% 4/01/56	4,169,190	4,503,214
Pool #915154 5.000% 4/01/37	82,190	89,260
Pool #974965 5.000% 4/01/38	239,095	259,512
Pool #983077 5.000% 5/01/38	68,080	73,893
Pool #310088 5.000% 6/01/38	65,277	70,852
Pool #AE2266 5.000% 3/01/40	116,936	126,739
Pool #937948 5.500% 6/01/37	9,002	9,994
Pool #995072 5.500% 8/01/38	32,574	36,187
Pool #BF0141 5.500% 9/01/56	993,421	1,105,453
Pool #481473 6.000% 2/01/29	54	60
Pool #867557 6.000% 2/01/36	2,502	2,793
Pool #AE0469 6.000% 12/01/39	240,673	271,061
Pool #AL4324 6.500% 5/01/40	162,591	185,034
Pool #AE0758 7.000% 2/01/39	91,224	103,018
Federal National Mortgage Association TBA
Pool #1312 3.000% 8/01/29 (g)	7,500,000	7,640,039
Pool #4241 3.000% 5/01/44 (g)	9,000,000	9,002,110
Pool #1963 3.500% 10/01/44 (g)	14,300,000	14,687,664
Pool #9174 4.000% 3/01/44 (g)	1,800,000	1,882,688
Pool #29800 5.000% 5/01/37 (g)	2,300,000	2,471,602
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	2,611	2,913

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #595077 6.000% 10/15/32	$490	$557
Pool #596620 6.000% 10/15/32	416	463
Pool #604706 6.000% 10/15/33	68,943	78,554
Pool #636251 6.000% 3/15/35	6,769	7,809
Pool #782034 6.000% 1/15/36	73,235	85,364
Pool #658029 6.000% 7/15/36	31,274	35,625
Government National Mortgage Association I TBA Pool #5610 3.500% 7/01/42 (g)	700,000	724,391
Government National Mortgage Association II
Pool #MA4836 3.000% 11/20/47	698,251	705,261
Pool #BD0384 3.500% 10/20/47	497,256	514,874
Pool #BC4732 3.500% 10/20/47	697,756	722,477
Pool #MA4837 3.500% 11/20/47	99,784	103,350
Pool #MA4653 4.000% 8/20/47	2,448,271	2,559,304
Pool #783298 4.500% 4/20/41	298,301	320,522
Pool #783368 4.500% 7/20/41	40,660	43,292
Pool #4747 5.000% 7/20/40	178,448	194,187
Government National Mortgage Association II TBA
Pool #188 3.000% 4/01/45 (g)	1,500,000	1,513,828
Pool #207 3.500% 5/01/45 (g)	8,400,000	8,687,438
Pool #232 4.000% 12/01/44 (g)	4,900,000	5,109,015

		124,698,935

Whole Loans — 1.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M2 1 mo. USD LIBOR + 3.250%, FRN 4.802% 7/25/29	3,130,000	3,344,959
Series 2015-HQ1, Class M3 1 mo. USD LIBOR + 3.800%, FRN 5.352% 3/25/25	1,170,000	1,264,555

	Principal Amount	Value
Series 2017-DNA1, Class B1 1 mo. USD LIBOR + 4.950%, FRN 6.502% 7/25/29	$1,450,000	$1,599,740

		6,209,254

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $138,003,552)		137,425,549

U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Bonds & Notes — 24.7%
U.S. Treasury Bond 2.750% 11/15/47	7,140,000	7,151,714
U.S. Treasury Bond 3.000% 2/15/47	10,200,000	10,725,938
U.S. Treasury Bond 3.000% 5/15/47	3,050,000	3,207,027
U.S. Treasury Bond 3.750% 11/15/43	30,880,000	36,797,862
U.S. Treasury Inflation Index 0.125% 4/15/22	7,455,252	7,402,752
U.S. Treasury Inflation Index 0.375% 1/15/27	3,747,767	3,720,762
U.S. Treasury Inflation Index 0.625% 2/15/43	1,308,975	1,280,815
U.S. Treasury Inflation Index 0.750% 2/15/42	786,017	793,667
U.S. Treasury Inflation Index 0.750% 2/15/45	701,859	705,378
U.S. Treasury Inflation Index 1.375% 2/15/44	2,646,100	3,054,775
U.S. Treasury Inflation Index 2.125% 2/15/40	388,039	504,927
U.S. Treasury Note 1.000% 11/30/18	4,000,000	3,971,719
U.S. Treasury Note 1.125% 9/30/21	140,000	135,089
U.S. Treasury Note 1.250% 12/31/18	10,000,000	9,944,141
U.S. Treasury Note 1.375% 4/30/21	3,420,000	3,345,989
U.S. Treasury Note 1.375% 5/31/21	7,440,000	7,272,600
U.S. Treasury Note 1.500% 12/31/18	250,000	249,199
U.S. Treasury Note 1.500% 2/28/23	6,630,000	6,397,691
U.S. Treasury Note 1.625% 7/31/19	270,000	269,003
U.S. Treasury Note 1.625% 4/30/23	1,510,000	1,463,874

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.875% 3/31/22	$20,000	$19,772
U.S. Treasury Note 1.875% 4/30/22	850,000	839,840
U.S. Treasury Note 2.000% 5/31/24	4,250,000	4,170,644
U.S. Treasury Note 2.000% 2/15/25	930,000	909,111
U.S. Treasury Note 2.125% 3/31/24	9,760,000	9,660,112
U.S. Treasury Note 2.250% 11/15/25	2,640,000	2,616,694
U.S. Treasury Note 2.250% 11/15/27	420,000	414,127

		127,025,222

TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,606,383)		127,025,222

TOTAL BONDS & NOTES (Cost $526,279,764)		532,571,392

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $330,670)		304,625

TOTAL LONG-TERM INVESTMENTS (Cost $526,736,042)		533,003,799

SHORT-TERM INVESTMENTS — 10.7%
Discount Notes — 7.7%
Federal Home Loan Bank Discount Notes, 1.115%, due 2/01/18	40,000,000	39,956,000

Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (h)	14,834,061	14,834,061

Time Deposit — 0.1%
Euro Time Deposit 0.120% 1/02/18	307,492	307,492

TOTAL SHORT-TERM INVESTMENTS (Cost $55,101,403)		55,097,553

TOTAL INVESTMENTS — 114.3% (Cost $581,837,445) (i)		588,101,352

Other Assets/(Liabilities) — (14.3)%		(73,499,485)

NET ASSETS — 100.0%		$514,601,867

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $57,713,953 or 11.22% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2017.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2017, these securities amounted to a value of $1,244,736 or 0.24% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2017, these securities amounted to a value of $681,209 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Maturity value of $14,834,951. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $15,135,237.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

(#) The Fund had the following open Purchased Options contracts at December 31, 2017:

Purchased Options

Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
364	USD	42,406,000	1/26/18	U.S. Treasury Note 5 Year Future, Strike 116.50	$105,491	$45,500	$(59,991)

Put
21	USD	3,192,000	1/26/18	U.S. Treasury Bond Future, Strike 152.00	$25,507	$17,391	$(8,116)
191	USD	29,223,000	1/26/18	U.S. Treasury Bond Future, Strike 153.00	199,672	241,734	42,062

					225,179	259,125	33,946

					$330,670	$304,625	$(26,045)

The Fund had the following open Forward contracts at December 31, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
IDR	20,021,260,000	Bank of America N.A.	1/19/18	$1,460,340	$13,245

CAD	5,354,670	Barclays Bank PLC	1/19/18	4,284,086	(22,917)
INR	165,360,000	Barclays Bank PLC	1/19/18	2,508,305	77,745
JPY	137,670,000	Barclays Bank PLC	1/19/18	1,221,128	1,552

				8,013,519	56,380

BRL	15,548,900	Citibank N.A.	1/19/18	4,841,481	(162,387)
EUR	1,330,000	Citibank N.A.	1/19/18	1,581,966	15,317
IDR	31,676,380,000	Citibank N.A.	1/19/18	2,328,101	3,313
JPY	435,200,000	Citibank N.A.	1/19/18	3,857,971	7,143
MXN	39,378,320	Citibank N.A.	1/19/18	2,108,273	(111,418)

				14,717,792	(248,032)

				$24,191,651	$(178,407)

Contracts to Deliver
JPY	582,746,225	Bank of America N.A	1/19/18	5,212,119	36,612

CNY	40,663,913	Barclays Bank PLC	1/19/18	6,077,404	(161,766)
GBP	478,770	Barclays Bank PLC	1/19/18	638,253	(8,488)
PHP	257,796,000	Barclays Bank PLC	1/19/18	4,953,614	(207,050)

				11,669,271	(377,304)

CNH	5,420,000	Citibank N.A.	1/19/18	810,649	(20,833)
EUR	2,131,359	Citibank N.A.	1/19/18	2,530,691	(28,996)

				3,341,340	(49,829)

				$20,222,730	$(390,521)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Euro-BTP	3/08/18	46	$7,639,614	$(125,630)
U.S. Treasury Note 10 Year	3/20/18	489	60,812,946	(154,024)
U.S. Treasury Ultra Long Bond	3/20/18	152	25,260,100	223,650
U.S. Treasury Note 5 Year	3/29/18	1,303	151,946,338	(584,564)

				$(640,568)

Futures Contracts — Short
Euro Bund	3/08/18	267	$(52,090,101)	$294,335
Japanese Government Bond 10 Year	3/13/18	6	(8,032,795)	3,685
90 Day Eurodollar	3/19/18	411	(101,096,510)	154,910
Euro FX	3/19/18	5	(740,460)	(14,259)
U.S. Treasury Long Bond	3/20/18	94	(14,395,993)	13,993
U.S. Treasury Ultra 10 Year	3/20/18	78	(10,426,861)	8,986
U.S. Treasury Note 2 Year	3/29/18	7	(1,501,487)	2,721
90 Day Eurodollar	6/18/18	260	(63,780,745)	31,995
90 Day Eurodollar	12/17/18	133	(32,573,836)	37,048
90 Day Eurodollar	12/16/19	72	(17,565,066)	(15,534)

				$517,880

The Fund had the following open Swap agreements at December 31, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	4,740,000	12/20/22	Quarterly	(5.000)%	CDX.NA.HY.29†	$(37,706)	$(353,148)	$(390,854)

Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	USD	14,980,000	12/20/22	Quarterly	1.000%	CDX.NA.IG.29† (Ratings: BBB+)*	$27,439	$328,040	$355,479

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	2,389,800	8/23/47	Annually/ Semi-Annually	Fixed 1.498%	6-Month EURIBOR	$(2,703)	$2,439	$(264)
	USD	12,987,000	5/31/22	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.250%	(32,747)	24,117	(8,630)
	USD	1,740,000	11/15/43	Semi-Annually/ Quarterly	Fixed 2.630%	3-Month USD-LIBOR-BBA	(9,493)	(10,294)	(19,787)
	USD	18,919,000	11/15/43	Semi-Annually/ Quarterly	Fixed 2.474%	3-Month USD-LIBOR-BBA	(34,476)	400,103	365,627

							$(79,419)	$416,365	$336,946

Collateral for swap agreements held by Goldman Sachs International amounted to $820,454 in cash at December 31, 2017.

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 57.3%

COMMON STOCK — 55.3%
Australia — 0.0%
The AGL Energy Ltd.	106	$2,012
Amcor Ltd.	137	1,646
AMP Ltd.	530	2,141
BHP Billiton Ltd.	408	9,392
National Australia Bank Ltd.	178	4,095
Rio Tinto Ltd.	136	8,026
Stockland	1,217	4,257
Telstra Corp. Ltd.	595	1,684
Wesfarmers Ltd.	100	3,463
Woolworths Ltd.	487	10,366

		47,082

Belgium — 0.4%
Anheuser-Busch InBev SA/NV	21,897	2,442,453
UCB SA	15	1,189

		2,443,642

Bermuda — 0.4%
Axalta Coating Systems Ltd. (a)	37,370	1,209,293
Brilliance China Automotive Holdings Ltd.	204,000	541,995
CK Infrastructure Holdings Ltd.	21,500	184,569
Credicorp Ltd.	9	1,867
Hongkong Land Holdings Ltd.	900	6,329
Jardine Matheson Holdings Ltd.	3,000	182,144

		2,126,197

Brazil — 0.2%
Azul SA (a)	50,502	1,203,463
Banco Bradesco SA	100	954
Banco do Brasil SA	735	7,023
JBS SA	1,706	5,040
Vale SA	476	5,802

		1,222,282

Canada — 0.4%
Agrium, Inc.	46	5,291
Bank of Montreal	6	480
The Bank of Nova Scotia	164	10,584
Barrick Gold Corp.	187	2,705
Canadian National Railway Co.	114	9,400
Encana Corp.	194,764	2,596,204
Magna International, Inc.	279	15,812
Platinum Group Metals Ltd. (a)	107,503	32,681
Platinum Group Metals Ltd. (a)	15,842	4,789
Royal Bank of Canada	186	15,189
Suncor Energy, Inc.	9	330
Teck Resources Ltd.	362	9,466
Thomson Reuters Corp.	355	15,474

	Number of Shares	Value
The Toronto-Dominion Bank	67	$3,926

		2,722,331

Cayman Islands — 0.2%
Alibaba Group Holding Ltd. Sponsored ADR (a)	6,325	1,090,620
Longfor Properties Co. Ltd.	1,000	2,506
New Oriental Education & Technology Group, Inc. Sponsored ADR	131	12,314
Tencent Holdings Ltd.	100	5,169
Want Want China Holdings Ltd.	184,000	153,947
WH Group Ltd. (b)	9,500	10,708
Wharf Real Estate Investment Co. Ltd. (a)	28,000	186,360

		1,461,624

China — 0.0%
Agricultural Bank of China Ltd. Class H	22,000	10,238
Bank of China Ltd. Class H	17,000	8,342
Bank of Communications Co. Ltd. Class H	4,000	2,965
China Construction Bank Corp. Class H	18,000	16,557
China Telecom Corp. Ltd. Class H	8,000	3,806
Dongfeng Motor Group Co. Ltd. Class H	4,000	4,842
Industrial & Commercial Bank of China Ltd. Class H	11,000	8,821

		55,571

Czech Republic — 0.0%
CEZ AS	10,721	249,975

Denmark — 0.0%
AP Moeller — Maersk A/S Class B	4	6,971
AP Moller — Maersk A/S Class A	2	3,333
Carlsberg A/S Class B	5	599
Danske Bank A/S	287	11,157

		22,060

Finland — 0.2%
Nokia OYJ	311,043	1,452,830

France — 2.7%
AXA SA	47,900	1,419,681
BNP Paribas SA	131	9,769
Cie de Saint-Gobain	15,937	877,104
Cie Generale des Etablissements Michelin	6,130	878,088
Danone SA	56,402	4,728,606
Dassault Aviation SA	655	1,018,260
Engie	65	1,117
LVMH Moet Hennessy Louis Vuitton SE	7	2,056

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Safran SA	13,976	$1,437,144
Sanofi	18,864	1,624,258
Societe Generale SA	143	7,373
Sodexo SA	7,575	1,017,064
Thales SA	27	2,905
TOTAL SA	24,681	1,361,781
TOTAL SA Sponsored ADR	959	53,013
Unibail-Rodamco SE	3,762	947,748
Vinci SA	9,320	950,892
Vivendi SA	68	1,829

		16,338,688

Germany — 1.9%
adidas AG	23	4,591
Allianz SE	70	16,031
BASF SE	139	15,255
Bayer AG	29,173	3,628,393
Deutsche Post AG	354	16,817
Deutsche Telekom AG	49,295	874,228
E.ON SE	1,171	12,697
Evonik Industries AG	21,421	803,643
GEA Group AG	14,941	716,407
Innogy SE (b)	89,323	3,480,953
Muenchener Rueckversicherungs AG Registered	4	867
SAP SE	162	18,165
Siemens AG	5,397	748,828
Vonovia SE	21,177	1,048,264

		11,385,139

Hong Kong — 0.7%
AIA Group Ltd.	200	1,706
China Mobile Ltd.	2,000	20,245
China Resources Power Holdings Co. Ltd.	4,000	7,447
CLP Holdings Ltd.	22,000	225,133
CNOOC Ltd.	10,000	14,376
Hang Lung Properties Ltd.	45,000	109,816
HKT Trust & HKT Ltd.	117,000	149,202
Hong Kong Exchanges & Clearing Ltd.	100	3,054
I-CABLE Communications Ltd. (a)	22,228	654
Link REIT	27,000	250,198
Power Assets Holdings Ltd.	19,000	160,346
Sino Land Co. Ltd.	82,000	145,178
Sun Hung Kai Properties Ltd.	162,250	2,702,734
Swire Pacific Ltd. Class A	17,500	161,977
Swire Properties Ltd.	1,000	3,225
The Wharf Holdings Ltd.	28,000	96,822

		4,052,113

India — 1.5%
Coal India Ltd.	37,292	153,663
GAIL India Ltd.	472	3,694

	Number of Shares	Value
HCL Technologies Ltd.	288	$4,043
Hero MotoCorp Ltd.	3,863	230,318
Hindustan Petroleum Corp. Ltd.	603	3,956
Hindustan Unilever Ltd.	330	7,029
Housing Development Finance Corp. Ltd.	11,599	310,448
Indian Oil Corp. Ltd.	470	2,864
Infosys Ltd.	129,642	2,112,214
Kotak Mahindra Bank Ltd.	69,517	1,098,599
Maruti Suzuki India Ltd.	6,312	961,206
Oil & Natural Gas Corp. Ltd.	55,004	168,025
Reliance Industries Ltd.	184,672	2,661,432
SBI Life Insurance Co. Ltd. (a) (b)	6,799	74,150
State Bank of India	139,883	677,865
Tata Motors Ltd. (a)	728	2,760
Tata Motors Ltd. (a)	126	846
Tech Mahindra Ltd.	473	3,730
Vedanta Ltd.	782	4,039
Yes Bank Ltd.	70,798	348,910

		8,829,791

Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	878,525	619,651

Ireland — 0.1%
Accenture PLC Class A	748	114,511
Allergan PLC	12	1,963
Eaton Corp. PLC	191	15,091
Ingersoll-Rand PLC	124	11,060
Medtronic PLC	2,199	177,569

		320,194

Israel — 0.0%
Check Point Software Technologies Ltd. (a)	155	16,061

Italy — 1.0%
Atlantia SpA	66	2,082
Ei Towers SpA	17,818	1,142,913
Enel SpA	247,429	1,520,848
Luxottica Group SpA	18,403	1,127,763
RAI Way SpA (b)	122,341	746,861
Snam SpA	21,833	106,899
Telecom Italia SpA (a)	1,162,280	1,003,353
Telecom Italia SpA (a)	524,075	454,129
Telecom Italia SpA – RSP	43,239	30,884

		6,135,732

Japan — 8.4%
Aisin Seiki Co. Ltd.	13,440	755,180
Ajinomoto Co., Inc.	67,700	1,275,775
Alfresa Holdings Corp.	6,000	140,823
Alpine Electronics, Inc.	4,100	84,929
Asahi Glass Co. Ltd.	200	8,651
Asahi Kasei Corp.	76,100	980,322

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Astellas Pharma, Inc.	103,350	$1,312,659
Bridgestone Corp.	49,400	2,297,396
Canon Marketing Japan, Inc.	5,100	137,660
COMSYS Holdings Corp.	6,100	176,583
Daicel Corp.	22,300	253,772
Daikin Industries Ltd.	6,900	816,907
Denso Corp.	32,370	1,943,433
Dowa Holdings Co. Ltd.	2,800	114,354
East Japan Railway Co.	29,853	2,910,401
Exedy Corp.	3,600	111,385
Fujitsu	3,000	21,264
GS Yuasa Corp.	24,000	119,542
Hino Motors Ltd.	10,400	134,909
Hitachi Chemical Co. Ltd.	22,600	580,680
Hitachi Ltd.	3,000	23,337
Hoya Corp.	26,220	1,310,158
Japan Airlines Co. Ltd.	59,400	2,324,318
Japan Aviation Electronics Industry Ltd.	7,000	118,517
Japan Tobacco, Inc.	100	3,221
Kamigumi Co. Ltd.	5,500	121,562
Kao Corp.	100	6,764
KDDI Corp.	8,100	201,668
Keyence Corp.	500	279,183
Kinden Corp.	18,200	296,263
Kintetsu Group Holdings Co. Ltd.	100	3,824
Kirin Holdings Co. Ltd.	200	5,032
Koito Manufacturing Co. Ltd.	7,300	513,314
Komatsu Ltd.	40,800	1,477,916
Kubota Corp.	42,720	836,531
Kuraray Co. Ltd.	7,500	141,561
Kyudenko Corp.	3,000	144,609
Kyushu Railway Co.	17,600	544,565
Mabuchi Motor Co. Ltd.	4,300	232,127
Maeda Road Construction Co. Ltd.	7,000	160,485
Marubeni Corp.	1,000	7,261
Mazda Motor Corp.	800	10,734
Medipal Holdings Corp.	6,700	131,210
Mitsubishi Electric Corp.	135,600	2,253,098
Mitsubishi Tanabe Pharma Corp.	200	4,123
Mitsubishi UFJ Financial Group, Inc.	900	6,604
MS&AD Insurance Group Holdings, Inc.	100	3,386
Murata Manufacturing Co. Ltd.	9,470	1,265,708
Nichias Corp.	8,000	106,484
Nippo Corp.	7,000	163,558
Nippon Telegraph & Telephone Corp.	4,140	194,810
Nippon Television Holdings, Inc.	13,600	232,997
Nitto Denko Corp.	11,700	1,039,950
Okumura Corp.	6,646	273,449
Olympus Corp.	100	3,829
Otsuka Holdings Co. Ltd.	3,000	131,379
Panasonic Corp.	500	7,322

	Number of Shares	Value
Rakuten, Inc. (a)	200	$1,829
Renesas Electronics Corp. (a)	41,800	483,843
Resona Holdings, Inc.	1,100	6,574
Rohm Co. Ltd.	16,860	1,857,440
Seino Holdings Co. Ltd.	7,900	125,110
Seven & i Holdings Co. Ltd.	2,000	83,069
Shimamura Co. Ltd.	1,000	109,992
Shin-Etsu Chemical Co. Ltd.	26,788	2,716,967
Shionogi & Co. Ltd.	300	16,220
Sony Corp.	400	17,968
Stanley Electric Co. Ltd.	3,500	142,153
Subaru Corp.	27,030	855,793
Sumitomo Electric Industries Ltd.	44,300	747,529
Sumitomo Mitsui Financial Group, Inc.	60,230	2,601,333
Suzuken Co. Ltd.	3,000	123,441
Suzuki Motor Corp.	53,837	3,118,244
Taisei Corp.	100	4,974
Toagosei Co. Ltd.	7,300	92,590
Toda Corp.	32,200	258,093
Toho Co. Ltd.	4,500	155,868
Tokio Marine Holdings, Inc.	28,275	1,290,511
Tokyo Gas Co. Ltd.	86,297	1,970,728
Tokyo Steel Manufacturing Co. Ltd.	20,900	187,579
Toray Industries, Inc.	82,000	773,445
Toshiba Corp. (a)	6,000	16,866
Toyota Industries Corp.	36,521	2,347,510
TV Asahi Holdings Corp.	10,000	200,737
Ube Industries Ltd.	20,860	613,951
Unicharm Corp.	300	7,798
West Japan Railway Co.	11,400	831,666
Yamato Kogyo Co. Ltd.	4,200	121,736

		50,639,039

Liberia — 0.0%
Royal Caribbean Cruises Ltd.	470	56,062

Mexico — 0.0%
Cemex SAB de CV (a)	23,403	17,508
Grupo Financiero Banorte SAB de CV Class O	309	1,696

		19,204

Netherlands — 1.4%
ABN AMRO Group NV CVA (b)	43,269	1,392,315
ING Groep NV	109,491	2,014,722
Koninklijke Ahold Delhaize NV	17	373
Koninklijke Philips NV	109,273	4,133,951
LyondellBasell Industries NV Class A	115	12,687
Randstad Holding NV	12,095	742,100
Unilever NV	235	13,203

		8,309,351

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands Antilles — 0.1%
Schlumberger Ltd.	13,420	$904,374

Norway — 0.0%
DnB ASA	293	5,417
Telenor ASA	151	3,235

		8,652

Panama — 0.0%
Carnival Corp.	328	21,769

Poland — 0.0%
PGE Polska Grupa Energetyczna SA (a)	2,548	8,819
Polski Koncern Naftowy ORLEN SA	63	1,913
Polskie Gornictwo Naftowe i Gazownictwo SA	1,752	3,160

		13,892

Portugal — 0.1%
Jeronimo Martins SGPS SA	4,202	81,604
NOS SGPS SA	78,384	515,381

		596,985

Republic of Korea — 0.6%
Amorepacific Corp.	1,948	553,269
Coway Co. Ltd.	2,153	196,157
Doosan Bobcat, Inc.	29,363	982,084
Hana Financial Group, Inc.	138	6,421
Hotel Shilla Co. Ltd.	2,429	192,282
KT&G Corp.	7,411	799,707
LG Chem Ltd. (a)	806	304,584
LG Display Co. Ltd. (a)	87	2,430
LG Household & Health Care Ltd.	261	289,353
Lotte Chemical Corp.	9	3,087
POSCO	773	240,017
Samsung Electronics Co. Ltd.	13	30,886
SK Hynix, Inc. (a)	106	7,485
SK Innovation Co. Ltd.	46	8,759
SK Telecom Co. Ltd.	939	234,275
Woori Bank	207	3,044

		3,853,840

Singapore — 0.3%
Broadcom Ltd.	3	771
CapitaLand Ltd.	438,100	1,154,223
ComfortDelGro Corp. Ltd.	97,100	143,589
Genting Singapore PLC	14,800	14,462
Singapore Telecommunications Ltd.	96,800	258,373
Wilmar International Ltd.	1,300	2,997

		1,574,415

South Africa — 0.0%
Barclays Africa Group Ltd.	367	5,398
MTN Group Ltd.	37	409
RMB Holdings Ltd.	505	3,214

	Number of Shares	Value
Tiger Brands Ltd.	200	$7,432

		16,453

Spain — 0.4%
Aena SME SA (b)	95	19,232
Amadeus IT Group SA	17	1,224
CaixaBank SA	1,530	7,116
Cellnex Telecom SA (b)	74,730	1,912,680
Gas Natural SDG SA	18,477	426,325
Repsol SA	77	1,361
Telefonica SA	737	7,176

		2,375,114

Sweden — 0.2%
Nordea Bank AB	380	4,599
Sandvik AB	241	4,213
Skandinaviska Enskilda Banken AB Class A	474	5,553
SKF AB	48,231	1,069,503
Swedbank AB Class A	20	481
Volvo AB Class B	660	12,280

		1,096,629

Switzerland — 1.5%
ABB Ltd. Registered	225	6,017
Chubb Ltd.	10,369	1,515,222
Nestle SA	46,621	4,006,242
Novartis AG	146	12,343
Roche Holding AG	100	25,294
SGS SA Registered	4	10,427
The Swatch Group AG Registered	113	8,637
Swiss Re Ltd.	22	2,059
UBS Group AG	184,937	3,398,071
Zurich Financial Services AG	51	15,511

		8,999,823

Taiwan — 0.6%
Cathay Financial Holding Co. Ltd.	110,000	197,234
Cheng Shin Rubber Industry Co. Ltd.	75,211	132,676
Chunghwa Telecom Co. Ltd.	290,000	1,032,653
Far EasTone Telecommunications Co. Ltd.	163,000	402,539
Formosa Chemicals & Fibre Corp.	47,000	162,567
Formosa Petrochemical Corp.	33,000	127,903
Formosa Plastics Corp.	50,000	165,655
Fubon Financial Holding Co. Ltd.	116,000	197,355
Hon Hai Precision Industry Co. Ltd.	59,100	188,261
Innolux Corp.	9,000	3,742
Nan Ya Plastics Corp.	63,000	164,835
Pegatron Corp.	5,000	12,084
Taiwan Mobile Co. Ltd.	143,000	516,471
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	192,102
Uni-President Enterprises Corp.	123,000	272,632

		3,768,709

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Thailand — 0.2%
Advanced Info Service PCL	13,600	$79,694
Advanced Info Service PCL	34,900	204,538
Intouch Holdings PCL	123,400	212,041
PTT Global Chemical PCL	93,300	243,342
PTT Global Chemical PCL	9,400	24,490
The Siam Cement PCL	2,200	33,026
The Siam Cement PCL NVDR	13,400	198,814
Thai Oil PCL	4,300	13,656
Thai Oil PCL	43,300	137,513

		1,147,114

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	826	2,182
Tupras Turkiye Petrol Rafineriileri AS	340	10,898

		13,080

United Kingdom — 3.8%
Anglo American PLC	51	1,066
Aon PLC	113	15,142
Associated British Foods PLC	133	5,056
Aviva PLC	396	2,706
BAE Systems PLC	107,334	825,534
Barclays PLC	2,881	7,855
Berkeley Group Holdings PLC	16,053	909,019
BP PLC	77,546	546,894
BP PLC Sponsored ADR	48,107	2,021,937
Centrica PLC	2,601	4,816
Compass Group PLC	25	541
Diageo PLC	63	2,306
Experian PLC	41	901
GlaxoSmithKline PLC	93,723	1,657,758
GW Pharmaceuticals PLC ADR (a)	3,535	466,655
HSBC Holdings PLC	315,257	3,251,263
Imperial Brands PLC	248	10,598
Legal & General Group PLC	2,455	9,037
Liberty Global PLC Series A (a)	16,361	586,378
Liberty Global PLC Series C (a)	94	3,181
Lloyds Banking Group PLC	20,897	19,135
Meggitt PLC	105,197	681,153
National Grid PLC	5,390	63,316
NMC Health PLC	57,904	2,255,191
Prudential PLC	75	1,928
Reckitt Benckiser Group PLC	46	4,297
Rio Tinto PLC	148	7,811
Royal Dutch Shell PLC Class A	99	3,314
Royal Dutch Shell PLC Class A	55,321	1,844,895
Royal Dutch Shell PLC Class A Sponsored ADR	35,460	2,365,537
Royal Dutch Shell PLC Class B	610	20,573
Smiths Group PLC	43,122	862,662
SSE PLC	422	7,518
Vodafone Group PLC	1,088,973	3,440,143

	Number of Shares	Value
Vodafone Group PLC Sponsored ADR	29,175	$930,683

		22,836,799

United States — 27.9%
3M Co.	350	82,380
AbbVie, Inc.	1,196	115,665
Acadia Healthcare Co., Inc. (a)	26,298	858,104
Activision Blizzard, Inc.	14,489	917,444
Adobe Systems, Inc. (a)	798	139,842
Aetna, Inc.	759	136,916
Agilent Technologies, Inc.	78	5,224
Air Products & Chemicals, Inc.	22,181	3,639,459
Alliance Data Systems Corp.	223	56,526
The Allstate Corp.	15,210	1,592,639
Ally Financial, Inc.	1,564	45,606
Alphabet, Inc. Class A (a)	35	36,869
Alphabet, Inc. Class C (a)	5,998	6,276,307
Amazon.com, Inc. (a)	5,277	6,171,293
Amdocs Ltd.	1,578	103,327
American Express Co.	130	12,910
American International Group, Inc.	75	4,469
American Tower Corp.	918	130,971
Ameriprise Financial, Inc.	457	77,448
Amgen, Inc.	800	139,120
Anadarko Petroleum Corp.	50,854	2,727,809
Anthem, Inc.	8,041	1,809,305
Apple, Inc.	47,772	8,084,456
Applied Materials, Inc.	378	19,323
AT&T, Inc.	276	10,731
Autodesk, Inc. (a)	12	1,258
Automatic Data Processing, Inc.	25	2,930
Bank of America Corp.	213,420	6,300,158
The Bank of New York Mellon Corp.	1,237	66,625
Baxter International, Inc.	4,598	297,215
Berkshire Hathaway, Inc. Class B (a)	1,311	259,866
Biogen, Inc. (a)	871	277,474
The Boeing Co.	523	154,238
Boston Scientific Corp. (a)	222	5,503
Bristol-Myers Squibb Co.	34	2,084
Brown-Forman Corp. Class B	15	1,030
CA, Inc.	486	16,174
Capital One Financial Corp.	828	82,452
Caterpillar, Inc.	372	58,620
Celgene Corp. (a)	164	17,115
CenterPoint Energy, Inc.	1,194	33,862
The Charles Schwab Corp.	41,968	2,155,896
Charter Communications, Inc. Class A (a)	6,304	2,117,892
Chevron Corp.	492	61,594
Cisco Systems, Inc.	192	7,354
Citigroup, Inc.	46,684	3,473,756
Cloudera, Inc. (a)	80,749	1,333,974

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
The Coca-Cola Co.	390	$17,893
Cognizant Technology Solutions Corp. Class A	67	4,758
Colgate-Palmolive Co.	2,185	164,858
Comcast Corp. Class A	142,035	5,688,502
CommScope Holding Co., Inc. (a)	48,015	1,816,407
ConAgra Foods, Inc.	508	19,136
ConocoPhillips	155	8,508
Constellation Brands, Inc. Class A	525	119,999
Corning, Inc.	175	5,598
Costco Wholesale Corp.	51	9,492
Crown Holdings, Inc. (a)	1,145	64,406
CSX Corp.	47	2,585
Cummins, Inc.	305	53,875
CVS Health Corp.	26,334	1,909,215
Dell Technologies ,Inc. Class V (a)	147	11,948
Delta Air Lines, Inc.	1,028	57,568
Discover Financial Services	1,046	80,458
DISH Network Corp. Class A (a)	12,426	593,342
Dominion Energy, Inc.	3,039	246,341
DowDuPont, Inc.	66,826	4,759,348
DXC Technology Co.	85	8,067
eBay, Inc. (a)	430	16,228
Edgewell Personal Care Co. (a)	28,129	1,670,581
Electronic Arts, Inc. (a)	8,845	929,256
Emerson Electric Co.	35	2,439
EQT Corp.	14,116	803,483
Equity Residential	206	13,137
Expedia, Inc.	217	25,990
Express Scripts Holding Co. (a)	317	23,661
Exxon Mobil Corp.	500	41,820
Facebook, Inc. Class A (a)	22,222	3,921,294
Fifth Third Bancorp	2,184	66,263
FirstEnergy Corp.	19	582
FleetCor Technologies, Inc. (a)	13,635	2,623,783
Ford Motor Co.	345	4,309
Fortune Brands Home & Security, Inc.	15,576	1,066,021
Franklin Resources, Inc.	47	2,037
General Dynamics Corp.	457	92,977
General Electric Co.	135,384	2,362,451
General Motors Co.	105	4,304
Gilead Sciences, Inc.	35,678	2,555,972
Global Payments, Inc.	9,588	961,101
The Goldman Sachs Group, Inc.	7,982	2,033,494
The Goodyear Tire & Rubber Co.	1,075	34,733
Halliburton Co.	123	6,011
The Hartford Financial Services Group, Inc.	3,351	188,594
HCA Healthcare, Inc. (a)	35,925	3,155,652
HCP, Inc.	284	7,407
Helmerich & Payne, Inc.	877	56,689
Hewlett Packard Enterprise Co.	624	8,961
Hilton Worldwide Holdings, Inc.	87	6,948

	Number of Shares	Value
The Home Depot, Inc.	901	$170,767
HP, Inc.	961	20,191
Huntsman Corp.	1,118	37,218
Illinois Tool Works, Inc.	484	80,755
Illumina, Inc. (a)	20	4,370
Intel Corp.	2,466	113,831
International Business Machines Corp.	11,168	1,713,395
International Paper Co.	1,586	91,893
Intuit, Inc.	848	133,797
IQVIA Holdings, Inc. (a)	20	1,958
Jawbone Health Hub, Inc. (c) (d)	19,705	26,870
Johnson & Johnson	1,919	268,123
JP Morgan Chase & Co.	20,187	2,158,798
Kansas City Southern	18,152	1,909,953
Kimberly-Clark Corp.	56	6,757
Kinder Morgan, Inc.	303	5,475
KLA-Tencor Corp.	817	85,842
Kohl’s Corp.	639	34,653
Lam Research Corp.	66	12,149
Las Vegas Sands Corp.	312	21,681
Lear Corp.	465	82,147
Liberty Broadband Corp. Class A (a)	3,803	323,445
Liberty Broadband Corp. Class C (a)	12,043	1,025,582
Liberty Media Corp-Liberty SiriusXM Class A (a)	13,970	554,050
Liberty Media Corp-Liberty SiriusXM Class C (a)	22,848	906,152
Lookout, Inc. (c) (d)	3,711	779
Lowe’s Cos., Inc.	3,251	302,148
ManpowerGroup, Inc.	427	53,849
Marathon Petroleum Corp.	28,508	1,880,958
Marsh & McLennan Cos., Inc.	14,964	1,217,920
Masco Corp.	2,789	122,549
Mastercard, Inc. Class A	8,050	1,218,448
McDonald’s Corp.	858	147,679
McKesson Corp.	273	42,574
Merck & Co., Inc.	130	7,315
MetLife, Inc.	36,388	1,839,777
MGM Resorts International	41,708	1,392,630
Micron Technology, Inc. (a)	239	9,828
Microsoft Corp.	126,266	10,800,794
Mohawk Industries, Inc. (a)	7,666	2,115,049
Mondelez International Inc. Class A	4,421	189,219
Monsanto Co.	179	20,904
Moody’s Corp.	56	8,266
Morgan Stanley	78,297	4,108,244
Motorola Solutions, Inc.	26	2,349
NextEra Energy Partners LP	20,389	878,970
NextEra Energy, Inc.	19,207	2,999,941
Norfolk Southern Corp.	30	4,347
Northern Trust Corp.	78	7,791
Northrop Grumman Corp.	389	119,388

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
NVIDIA Corp.	10	$1,935
O’Reilly Automotive, Inc. (a)	11,424	2,747,929
ONEOK, Inc.	72	3,848
Oracle Corp.	448	21,181
PACCAR, Inc.	181	12,865
Packaging Corporation of America	993	119,706
PepsiCo, Inc.	2,216	265,743
Pfizer, Inc.	114,056	4,131,108
PG&E Corp.	150	6,725
Philip Morris International, Inc.	196	20,707
Phillips 66	866	87,596
Pioneer Natural Resources Co.	14,043	2,427,333
Praxair, Inc.	32	4,950
The Priceline Group, Inc. (a)	10	17,377
The Procter & Gamble Co.	373	34,271
The Progressive Corp.	17	957
Prudential Financial, Inc.	731	84,050
Pure Storage, Inc. Class A (a)	65,913	1,045,380
PVH Corp.	353	48,435
QUALCOMM, Inc.	78,361	5,016,671
Raytheon Co.	443	83,218
Reinsurance Group of America, Inc.	530	82,643
Republic Services, Inc.	40	2,704
Rockwell Automation, Inc.	404	79,325
Ross Stores, Inc.	472	37,878
Sempra Energy	10,064	1,076,043
Snap, Inc. Class A (a)	56,800	829,848
State Street Corp.	489	47,731
Stryker Corp.	1,205	186,582
SunTrust Banks, Inc.	15,015	969,819
Symantec Corp.	48	1,347
Sysco Corp.	10	607
Target Corp.	18,551	1,210,453
Tenet Healthcare Corp. (a)	45,383	688,006
TESARO, Inc. (a)	6,001	497,303
Texas Instruments, Inc.	195	20,366
The St. Joe Co. (a)	61,477	1,109,660
Thermo Fisher Scientific, Inc.	1,048	198,994
Time Warner, Inc.	105	9,604
The TJX Cos., Inc.	12,271	938,241
The Travelers Cos., Inc.	1,759	238,591
TripAdvisor, Inc. (a)	24,360	839,446
Tyson Foods, Inc. Class A	759	61,532
Union Pacific Corp.	40	5,364
United Continental Holdings, Inc. (a)	40,651	2,739,877
United Rentals, Inc. (a)	638	109,679
United Technologies Corp.	22	2,807
UnitedHealth Group, Inc.	1,429	315,037
Valero Energy Corp.	1,951	179,316
VeriSign, Inc. (a)	972	111,236
Verizon Communications, Inc.	33,153	1,754,788
Visa, Inc. Class A	10,305	1,174,976
Vistra Energy Corp. (a)	15,478	283,557

	Number of Shares	Value
VMware, Inc. Class A (a)	7,825	$980,629
Vornado Realty Trust	72	5,629
WABCO Holdings, Inc. (a)	493	70,746
Wal-Mart Stores, Inc.	168	16,590
Walgreens Boots Alliance, Inc.	218	15,831
Waste Management, Inc.	84	7,249
Wells Fargo & Co.	38	2,305
Western Digital Corp.	751	59,727
WestRock Co.	16,365	1,034,432
Weyerhaeuser Co.	215	7,581
The Williams Cos., Inc.	137,862	4,203,412
Williams-Sonoma, Inc.	17,036	880,761
Wyndham Worldwide Corp.	976	113,089
Wynn Resorts Ltd.	574	96,771
Yum China Holdings, Inc.	102	4,082
Zimmer Biomet Holdings, Inc.	18,477	2,229,620

		169,245,062

TOTAL COMMON STOCK (Cost $275,836,540)		334,997,329

PREFERRED STOCK — 2.0%
Brazil — 0.0%
Banco Bradesco SA (a)	303	3,108
Itau Unibanco Holding SA 3.000%	452	5,854
Petroleo Brasileiro SA BRL (a)	517	2,529

		11,491

Republic of Korea — 0.0%
Samsung Electronics Co. Ltd. 1.530%	7	13,646

United States — 2.0%
Anthem, Inc. 5.250%	22,600	1,265,599
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 7.750%	20,248	556,415
Crown Castle International Corp., Convertible 6.875%	757	794,540
Dominion Energy, Inc. 6.750%	18,358	948,374
Domo, Inc. Series D-2, Convertible (a) (c) (d)	153,010	959,373
Dropbox, Inc. Series C, Convertible (a) (c) (d)	87,114	1,237,019
GMAC Capital Trust I, 3 mo. USD LIBOR + 5.785%, FRN 7.201%	22,474	583,200
Grand Rounds, Inc. Series C, Convertible (a) (c) (d)	121,323	345,771
Lookout, Inc. Series F (a) (c) (d)	55,056	513,672

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Mandatory Exchangeable Trust (b) 5.750%	8,901	$1,733,559
Palantir Technologies, Inc. Series I (a) (c) (d)	107,092	607,212
Uber Technologies, Inc., Series D (a) (c) (d)	65,060	2,145,028
Wells Fargo & Co. 7.500%	182	238,418
Welltower, Inc. 6.500%	8,617	515,900

		12,444,080

TOTAL PREFERRED STOCK (Cost $10,996,904)		12,469,217

TOTAL EQUITIES (Cost $286,833,444)		347,466,546

	Principal Amount
BONDS & NOTES — 29.4%

BANK LOANS — 0.4%
United States — 0.4%
Fieldwood Energy LLC, New 1st Lien Term Loan, VRN 3 mo. LIBOR + 7.000% 8.693% 8/31/20	$130,182	117,164
Fieldwood Energy LLC, 1st Lien Last Out Term Loan, VRN 3 mo. LIBOR + 7.125% 8.818% 9/30/20	175,746	120,680
Fieldwood Energy LLC, 2nd Lien Term Loan, VRN 3 mo. LIBOR + 7.125% 8.818% 9/30/20	295,787	94,897
Hilton Worldwide Finance LLC, Term Loan B2, VRN 1 mo. LIBOR + 2.000% 3.552% 10/25/23	767,626	771,172
Seadrill Partners Finco LLC, Term Loan B, VRN 3 mo. LIBOR + 3.000% 4.693% 2/21/21	616,537	496,312
Sheridan Investment Partners II, L.P., Term Loan B, VRN 3 mo. LIBOR + 3.500% 4.980% 12/16/20	681,088	588,004
Sheridan Investment Partners II, L.P., Term Loan A, VRN 3 mo. LIBOR + 3.500% 4.980% 12/16/20	94,720	81,775

	Principal Amount	Value
Sheridan Investment Partners II, L.P., Term Loan M, VRN 3 mo. LIBOR + 3.500% 4.980% 12/16/20	$35,328	$30,500

		2,300,504

TOTAL BANK LOANS (Cost $2,703,715)		2,300,504

CORPORATE DEBT — 4.4%
Australia — 0.2%
Quintis Ltd. (Acquired 7/20/16, Cost $1,525,000) (b) (c) (e) (f) 8.750% 8/01/23	1,525,000	1,067,501

Cayman Islands — 0.0%
Odebrecht Finance Ltd. (b) 4.375% 4/25/25	200,000	59,000

Chile — 0.0%
Inversiones Alsacia SA (Acquired 3/26/15, Cost $107,380) (b) (c) (e) (f) 8.000% 12/31/18	437,771	10,944

France — 0.1%
Danone SA (b) 2.589% 11/02/23	490,000	477,851

India — 0.0%
REI Agro Ltd., Convertible, (Acquired 11/12/15, Cost $616,798) (b) (c) (d) (e) (f) 5.500% 11/13/14	618,000	-

Italy — 0.1%
Telecom Italia SpA (b) 5.303% 5/30/24	487,000	519,873

Luxembourg — 0.2%
Allergan Funding SCS 3.450% 3/15/22	420,000	426,743
Intelsat Jackson Holdings SA 7.500% 4/01/21	372,000	338,520
Intelsat Jackson Holdings SA (b) 8.000% 2/15/24	125,000	131,562

		896,825

Mexico — 0.3%
Petroleos Mexicanos 4.625% 9/21/23	1,097,000	1,128,539
Petroleos Mexicanos 3 mo. USD LIBOR + 3.650%, FRN (b) 5.186% 3/11/22	471,000	517,155
Trust F/1401 (b) 5.250% 12/15/24	270,000	286,537

		1,932,231

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Netherlands — 0.5%
Bayer Capital Corp. B.V. EUR (b) 5.625% 11/22/19	$900,000	$1,213,562
Bio City Development Co. B.V., Convertible , (Acquired 7/05/11, Cost $1,400,000) (b) (c) (d) (e) (f) 8.000% 7/06/18	1,400,000	366,660
Cooperatieve Rabobank UA 3.950% 11/09/22	251,000	261,692
ING Groep NV 5 year USD Swap + 4.445%, VRN 6.000% 12/29/49	280,000	290,220
Petrobras Global Finance BV 6.125% 1/17/22	415,000	440,419
Petrobras Global Finance BV 7.375% 1/17/27	484,000	532,884

		3,105,437

Singapore — 0.1%
CapitaLand Ltd. SGD (b) 1.950% 10/17/23	500,000	376,650

United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., Convertible (Acquired 5/08/13, Cost $1,116,826) (b) (c) (e) (f) 7.000% 10/31/17	1,019,810	836,244

United Kingdom — 0.4%
HSBC Holdings PLC 5 year USD ICE Swap + 3.705%, VRN 6.375% 12/29/49	905,000	963,825
Lloyds Bank PLC 5 Year UK Gilt + 13.400%, VRN GBP 13.000% 1/29/49	465,000	1,176,221
UBS Group Funding Switzerland AG (b) 4.125% 9/24/25	220,000	230,880

		2,370,926

United States — 2.4%
Activision Blizzard, Inc. (b) 2.300% 9/15/21	120,000	118,425
AliphCom, Inc., Convertible (c) (d) (f) 4/28/20	191,000	783
AliphCom, Inc., Convertible (c) (d) (f) 4/28/20	2,617,000	10,730
Ally Financial, Inc. 3.500% 1/27/19	287,000	288,435
American Express Co. 3 mo. USD LIBOR + 3.285%, VRN 4.900% 12/29/49	287,000	292,740
Apple, Inc. 3.200% 5/11/27	729,000	738,258
Apple, Inc. 3.350% 2/09/27	759,000	777,500

	Principal Amount	Value
AT&T, Inc. 2.850% 2/14/23	$665,000	$667,637
AT&T, Inc. 3.000% 6/30/22	681,000	682,210
AT&T, Inc. 3.400% 8/14/24	1,201,000	1,207,166
AT&T, Inc. 4.450% 4/01/24	109,000	115,301
Bank of America Corp. 3.300% 1/11/23	487,000	498,201
Bank of America Corp. 4.000% 1/22/25	232,000	241,364
Becton Dickinson & Co. 3.363% 6/06/24	193,000	193,539
Becton Dickinson and Co. 2.894% 6/06/22	355,000	352,779
Becton Dickinson and Co. 3.125% 11/08/21	427,000	430,600
Citigroup, Inc. 2.700% 3/30/21	446,000	447,355
Citigroup, Inc. 2.900% 12/08/21	209,000	210,375
Citigroup, Inc. 3 mo. USD LIBOR + 4.059%, VRN 5.875% 12/29/49	540,000	560,250
eBay, Inc. 2.750% 1/30/23	230,000	227,759
Edgewell Personal Care Co 4.700% 5/24/22	218,000	223,450
Edgewell Personal Care Co. 4.700% 5/19/21	251,000	259,158
Forest Laboratories, Inc. (b) 5.000% 12/15/21	212,000	226,729
General Electric Co. 3 mo. USD LIBOR + 3.330%, VRN 5.000% 12/29/49	459,000	473,045
General Motors Financial Co., Inc. 3.450% 4/10/22	183,000	185,440
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	470,000	484,100
Hughes Satellite Systems Corp. 7.625% 6/15/21	78,000	86,190
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.000%, FRN 2.359% 1/15/23	508,000	514,835
JP Morgan Chase & Co. 4.350% 8/15/21	195,000	206,820
Morgan Stanley 3 mo. USD LIBOR + 3.610%, VRN 5.450% 12/31/49	326,000	334,639
NBCUniversal Enterprise, Inc. (b) 5.250% 12/31/49	300,000	318,750

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	$169,000	$183,027
Prudential Financial, Inc. 3 mo. USD LIBOR + 4.175%, VRN 5.875% 9/15/42	254,000	277,495
Santander Holdings USA, Inc. (b) 3.700% 3/28/22	125,000	126,504
The Sherwin-Williams Co. 2.750% 6/01/22	165,000	164,360
Synchrony Financial 3.750% 8/15/21	121,000	124,075
USB Capital IX 3 mo. USD LIBOR + 1.020%, VRN 3.500% 10/29/49	122,000	110,410
Verizon Communications, Inc. 2.625% 8/15/26	219,000	206,274
Verizon Communications, Inc. 3.125% 3/16/22	2,201,000	2,231,607

		14,798,315

TOTAL CORPORATE DEBT (Cost $30,447,728)		26,451,797

PASS-THROUGH SECURITIES — 0.1%
United Kingdom — 0.1%
Logistics GBP (Acquired 9/04/15, Cost $373,518) 3 Mo. GBP LIBOR + 3.600% FRN GBP (b) (c) (e) 4.126% 8/20/25	389,000	525,696

TOTAL PASS-THROUGH SECURITIES (Cost $582,072)		525,696

SOVEREIGN DEBT OBLIGATIONS — 9.4%
Argentina — 0.8%
Argentine Republic Government International Bond EUR (g) 3.375% 1/15/23	595,000	727,789
Argentine Republic Government International Bond EUR (g) (h) 3.875% 1/15/22	285,000	359,920
Argentine Republic Government International Bond 5.625% 1/26/22	1,151,000	1,214,305
Argentine Republic Government International Bond 6.875% 4/22/21	591,000	643,599
Argentine Republic Government International Bond 6.875% 1/26/27	740,000	808,450

	Principal Amount	Value
Argentine Republic Government International Bond 7.500% 4/22/26	$1,047,000	$1,185,361

		4,939,424

Australia — 2.0%
Australia Government Bond AUD (g) (h) 2.750% 4/21/24	7,292,000	5,782,325
Australia Government Bond AUD (g) (h) 3.000% 3/21/47	1,852,000	1,348,297
Australia Government Bond AUD (g) (h) 5.500% 4/21/23	3,045,000	2,742,510
Australia Government Bond AUD (g) (h) 5.750% 5/15/21	2,774,000	2,413,326

		12,286,458

Brazil — 1.6%
Brazil Government International Bond 5.000% 1/27/45	1,178,000	1,097,896
Brazil Notas do Tesouro Nacional Serie B BRL (g) 6.000% 8/15/22	1,674,000	1,613,635
Brazil Notas do Tesouro Nacional Serie F BRL (g) 10.000% 1/01/23	10,107,000	2,935,369
Brazil Notas do Tesouro Nacional Serie F BRL (g) 10.000% 1/01/27	7,210,000	2,037,504
Brazilian Government International Bond 4.625% 1/13/28	1,549,000	1,555,970
Brazilian Government International Bond 5.625% 2/21/47	499,000	509,729

		9,750,103

Canada — 1.0%
Canadian Government Bond CAD (g) 0.500% 8/01/18	5,852,000	4,633,043
Canadian Government Bond CAD (g) 0.750% 3/01/21	1,456,000	1,121,908

		5,754,951

Germany — 0.5%
Bundesrepublik Deutschland EUR (g) (h) 0.010% 8/15/26	2,497,928	2,923,647

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Hungary — 0.2%
Hungary Government International Bond 6.375% 3/29/21	$1,250,000	$1,387,600

Indonesia — 0.0%
Indonesia Government International Bond (b) 3.700% 1/08/22	205,000	210,692

Italy — 0.2%
Italy Buoni Poliennali Del Tesoro EUR (g) 1.850% 5/15/24	761,000	944,726

Japan — 1.0%
Japan Government Two Year Bond JPY (g) 0.100% 3/15/18	312,950,000	2,778,791
Japan Government Two Year Bond JPY (g) 0.100% 10/15/18	384,150,000	3,415,943

		6,194,734

Mexico — 0.7%
Mexican Bonos MXN (g) 6.500% 6/09/22	41,319,800	2,011,531
Mexican Bonos MXN (g) 8.500% 12/13/18	41,795,300	2,140,663

		4,152,194

Poland — 1.3%
Poland Government Bond PLN (g) 2.500% 7/25/26	5,404,000	1,468,307
Poland Government Bond PLN (g) 2.500% 7/25/27	17,863,000	4,800,982
Poland Government Bond PLN (g) 3.250% 7/25/25	5,371,000	1,555,931
Poland Government Bond PLN (g) 5.000% 3/23/22	200,000	219,000

		8,044,220

Republic of Korea — 0.1%
Export-Import Bank of Korea 2.625% 12/30/20	298,000	295,368
Export-Import Bank of Korea 2.875% 9/17/18	200,000	200,510

		495,878

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $56,545,133)		57,084,627

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 15.1%
United States — 15.1%
U.S. Treasury Note (i) 1.125% 7/31/21	$1,247,900	$1,206,904
U.S. Treasury Note (j) 1.250% 12/15/18	1,500,000	1,492,090
U.S. Treasury Note 2.000% 10/31/22	19,262,500	19,095,458
U.S. Treasury Note 2.000% 11/30/22	20,342,400	20,159,636
U.S. Treasury Note 2.125% 9/30/24	14,727,100	14,541,285
U.S. Treasury Note 2.250% 10/31/24	15,294,000	15,222,907
U.S. Treasury Note 2.250% 11/15/27	19,982,700	19,703,254

		91,421,534

TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,949,451)		91,421,534

TOTAL BONDS & NOTES (Cost $182,228,099)		177,784,158

	Number of Shares
MUTUAL FUNDS — 3.8%
Diversified Financial Services — 3.8%
United States — 3.8%
ETFS Physical Palladium Shares (j)	4,767	484,089
ETFS Physical Platinum Shares (j)	3,939	348,483
ETFS Physical Swiss Gold Shares (j)	14,400	1,816,272
iShares Gold Trust (a) (j)	157,258	1,967,298
SPDR Gold Shares (j)	148,690	18,385,518

		23,001,660

TOTAL MUTUAL FUNDS (Cost $23,985,258)		23,001,660

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $2,026,942)		2,400,189

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%
Australia — 0.0%
TFS Corp. Ltd. AUD, Expires 7/15/18, Strike 1.28 (a) (g)	222,000	$4,064

TOTAL WARRANTS (Cost $0)		4,064

TOTAL LONG-TERM INVESTMENTS (Cost $495,073,743)		550,656,617

	Principal Amount
SHORT-TERM INVESTMENTS — 8.9%
U.S. Treasury Bill — 8.9%
U.S. Treasury Bill 0.000% 1/02/18	$32,000,000	32,000,000
U.S. Treasury Bill 0.000% 1/04/18	3,000,000	2,999,811
U.S. Treasury Bill 0.000% 1/11/18	4,000,000	3,998,823
U.S. Treasury Bill 0.000% 1/18/18	5,000,000	4,997,247
U.S. Treasury Bill 0.000% 2/01/18	10,000,000	9,989,455

		53,985,336

TOTAL SHORT-TERM INVESTMENTS (Cost $53,980,510)		53,985,336

TOTAL INVESTMENTS — 99.8% (Cost $549,054,253) (k)		604,641,953

Other Assets/(Liabilities) — 0.2%		1,423,570

NET ASSETS — 100.0%		$606,065,523

Abbreviation Legend

ADR	American Depositary Receipt
ETFS	Exchange-Traded Fund Securities
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $16,991,673 or 2.80% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $6,213,897 or 1.03% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2017, these securities amounted to a value of $2,807,045 or 0.46% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2017, these securities amounted to a value of $2,292,862 or 0.38% of net assets.
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2017, these securities amounted to a value of $15,570,025 or 2.57% of net assets.
(i)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(j)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Portfolio of Investments for details on the wholly owned subsidiary.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

(#) The Fund had the following open Purchased Options contracts at December 31, 2017:

Purchased Options

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Bank of America N.A.	1,314	USD	3,514,950	3/16/18	S&P 500 Index, Strike 2,675.00	$55,661	$60,450	$4,789
Barclays Bank PLC	7,441,607	EUR	7,441,607	5/18/18	EUR Call USD Put, Strike 1.19	119,245	248,515	129,270
BNP Paribas SA	2,314	USD	6,224,660	2/16/18	S&P 500 Index, Strike 2,690.00	51,375	56,206	4,831
Citibank N.A.	138,811	JPY	247,777,635	2/09/18	Topix Index, Strike 1,785.00	49,489	66,505	17,016
Citibank N.A.	772	USD	2,084,400	4/20/18	S&P 500 Index, Strike 2,700.00	38,214	38,485	271
Deutsche Bank AG	1,928	USD	5,176,680	1/19/18	S&P 500 Index, Strike 2,685.00	35,475	24,862	(10,613)
Deutsche Bank AG	190	EUR	651,045	9/21/18	Euro STOXX 50 Index, Strike 3,426.55	69,379	37,487	(31,892)
Goldman Sachs International	16,689	USD	584,115	1/19/18	Synchrony Financial, Strike 35.00	21,137	64,253	43,116
Goldman Sachs International	15,068	USD	678,060	1/19/18	Franklin Resources, Inc., Strike 45.00	16,729	2,637	(14,092)
Goldman Sachs International	6,010	USD	811,350	1/19/18	Travelers Com., Strike 135.00	23,060	13,372	(9,688)
Morgan Stanley & Co. LLC	189,232	JPY	337,779,120	1/12/18	Topix Index, Strike 1,785.00	51,015	66,184	15,169
Morgan Stanley & Co. LLC	7,821	USD	977,625	1/19/18	SPDR Gold Shares, Strike 125.00 (j)	9,224	5,032	(4,192)
Morgan Stanley & Co. LLC	7,822	USD	985,572	1/19/18	SPDR Gold Shares, Strike 126.00 (j)	7,067	3,040	(4,027)
Morgan Stanley & Co. LLC	19,305	USD	2,509,650	2/16/18	SPDR Gold Shares, Strike 130.00 (j)	48,959	4,028	(44,931)
Morgan Stanley & Co. LLC	154,349	JPY	277,828,200	3/09/18	Topix Index, Strike 1,800.00	54,981	75,873	20,892
Morgan Stanley & Co. LLC	19,326	USD	2,454,402	3/16/18	SPDR Gold Shares, Strike 127.00 (j)	45,416	20,339	(25,077)
Morgan Stanley & Co. LLC	675	USD	1,819,125	4/20/18	S&P 500 Index, Strike 2,695.00	33,270	35,693	2,423
Societe Generale	924	USD	2,471,700	3/29/18	S&P 500 Index, Strike 2,675.00	41,515	50,810	9,295
UBS AG	14,682,708	EUR	14,682,708	3/27/18	EUR Call USD Put, Strike 1.20	164,720	300,247	135,527
UBS AG	1,311	USD	3,500,370	3/16/18	S&P 500 Index, Strike 2,670.00	56,577	64,633	8,056
UBS AG	32,937	USD	1,152,795	1/18/19	Suncor Energy Inc., Strike 35.00	67,191	135,865	68,674
UBS AG	48,919	USD	1,956,760	1/18/19	BP PLC, Strike 40.00	47,451	173,662	126,211
UBS AG	25,788	USD	1,353,870	1/18/19	ConocoPhillips, Strike 52.50	78,499	152,794	74,295
UBS AG	33,637	USD	2,018,220	1/18/19	Total SA, Strike 60.00	50,456	56,342	5,886
UBS AG	27,924	USD	1,675,440	1/18/19	Royal Dutch Shell PLC, Strike 60.00	56,354	213,619	157,265
UBS AG	22,664	USD	1,699,800	1/18/19	Occidental Petroleum Corp., Strike 75.00	52,807	120,686	67,879
UBS AG	15,266	USD	1,373,940	1/18/19	Schlumberger Ltd., Strike 90.00	61,522	8,167	(53,355)
UBS AG	10,546	USD	1,001,870	1/18/19	Exxon Mobil Corp., Strike 95.00	18,982	12,022	(6,960)
UBS AG	15,512	USD	1,939,000	1/18/19	Chevron Corp., Strike 125.00	46,226	139,220	92,994

						1,471,996	2,251,028	779,032

Put
BNP Paribas SA	7,732,507	USD	7,732,507	1/12/18	USD Put JPY Call, Strike 111.75	$136,865	$14,792	$(122,073)
Citibank N.A.	15,643	USD	1,830,231	1/19/18	SPDR Gold Shares, Strike 117.00 (j)	4,237	1,468	(2,769)

						141,102	16,260	(124,842)

						$1,613,098	$2,267,288	$654,190

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

(#) The Fund had the following open Purchased Swaptions contracts at December 31, 2017:

Purchased Swaptions

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Goldman Sachs International	39,065,271	USD	39,065,271	4/24/18	Receive	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 4/26/23, Strike 2.15	$268,770	$107,431	$(161,339)

Put
Deutsche Bank AG	143,913,000	JPY	143,913,000	4/04/18	Pay	6-Month JPY LIBOR BBA 5 Year Swaption, Underlying swap terminates 4/06/23, Strike 1.07	$29,739	$3	$(29,736)
Goldman Sachs International	7,809,297	USD	7,809,297	1/04/18	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 1/08/28, Strike 2.46	29,808	3,102	(26,706)
Goldman Sachs International	1,759,152	USD	1,759,152	5/02/18	Pay	6-Month USD LIBOR BBA 30 Year Swaption, Underlying swap terminates 5/04/48, Strike 2.75	85,525	22,365	(63,160)

							145,072	25,470	(119,602)

							$413,842	$132,901	$(280,941)

The Fund had the following open Written Options contracts at December 31, 2017:

Written Options

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
Bank of America N.A.	16,689	USD	584,115	1/19/18	Synchrony Financial, Strike 35.00	$32,376	$62,624	$(30,248)
Barclays Bank PLC	1,923	USD	346,140	1/18/19	FleetCor Technologies Inc., Strike 180.00	29,999	55,159	(25,160)
BNP Paribas SA	7,732,507	USD	7,732,507	1/12/18	USD Call JPY Put, Strike 115.00	50,338	1,407	48,931
BNP Paribas SA	1,938,302	USD	1,938,302	1/26/18	USD Call ZAR Put, Strike 15.25	34,511	60	34,451
Deutsche Bank AG	5,267	USD	395,025	1/18/19	United Continental Holdings Inc., Strike 75.00	25,103	32,806	(7,703)
Morgan Stanley & Co. LLC	19,326	USD	2,705,640	3/16/18	SPDR Gold Shares, Strike 140.00 (j)	10,823	1,120	9,703
UBS AG	4,067	USD	671,055	1/18/19	Pioneer Natural Resources Co., Strike 165.00	65,601	112,717	(47,116)

						248,751	265,893	(17,142)

Put
BNP Paribas SA	7,732,507	USD	7,732,507	1/12/18	USD Put JPY Call, Strike 108.00	$53,355	$240	$53,115
BNP Paribas SA	1,157	USD	2,834,650	2/16/18	S&P 500 Index, Strike 2,450.00	13,653	5,946	7,707
Citibank N.A.	15,643	USD	1,877,160	1/19/18	SPDR Gold Shares, Strike 120.00 (j)	11,704	3,982	7,722
Citibank N.A.	138,811	JPY	232,508,425	2/09/18	Topix Index, Strike 1,675.00	26,736	5,485	21,251
Deutsche Bank AG	964	USD	2,410,000	1/19/18	S&P 500 Index, Strike 2,500.00	3,807	2,017	1,790
Deutsche Bank AG	190	EUR	491,353	9/21/18	Euro STOXX 50 Index, Strike 2,586.07	69,380	4,354	65,026
Morgan Stanley & Co. LLC	13,464	USD	1,548,360	2/16/18	SPDR Gold Shares, Strike 115.00 (j)	8,124	2,251	5,873
Morgan Stanley & Co. LLC	154,349	JPY	254,675,850	3/09/18	Topix Index, Strike 1,650.00	32,948	10,698	22,250
Morgan Stanley & Co. LLC	8,089	USD	930,235	3/16/18	SPDR Gold Shares, Strike 115.00 (j)	9,221	2,426	6,795
UBS AG	48,919	USD	1,222,975	1/18/19	BP PLC, Strike 25.00	54,789	9,784	45,005
UBS AG	32,937	USD	823,425	1/18/19	Suncor Energy Inc., Strike 25.00	63,733	17,292	46,441
UBS AG	25,788	USD	902,580	1/18/19	ConocoPhillips, Strike 35.00	56,059	17,536	38,523
UBS AG	27,924	USD	1,116,960	1/18/19	Royal Dutch Shell PLC, Strike 40.00	58,641	4,887	53,754
UBS AG	33,637	USD	1,345,480	1/18/19	Total SA, Strike 40.00	75,684	15,978	59,706

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Put (Continued)
UBS AG	22,664	USD	1,019,880	1/18/19	Occidental Petroleum Corp., Strike 45.00	$49,860	$14,278	$35,582
UBS AG	15,266	USD	915,960	1/18/19	Schlumberger Ltd., Strike 60.00	49,615	51,523	(1,908)
UBS AG	10,546	USD	632,760	1/18/19	Exxon Mobil Corp., Strike 60.00	16,874	7,224	9,650
UBS AG	15,512	USD	1,240,960	1/18/19	Chevron Corp., Strike 80.00	50,414	11,556	38,858

						704,597	187,457	517,140

						$953,348	$453,350	$499,998

The Fund had the following open Written Swaptions contracts at December 31, 2017:

Written Swaptions

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
Goldman Sachs International	39,065,271	USD	39,065,271	4/24/18	Pay	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 4/26/23, Strike 1.90	$114,852	$26,338	$88,514

Put
Goldman Sachs International	7,809,297	USD	7,809,297	1/04/18	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 1/08/28, Strike 2.61	5,208	3	5,205
Goldman Sachs International	19,532,635	USD	19,532,635	4/24/18	Receive	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 4/26/23, Strike 2.40	95,319	63,615	31,704
Goldman Sachs International	8,047,184	USD	8,047,184	5/02/18	Receive	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 5/04/23, Strike 2.50	59,886	17,490	42,396

							160,413	81,108	79,305

							$275,265	$107,446	$167,819

The Fund had the following open Forward contracts at December 31, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
JPY	167,909,000	Barclays Bank PLC	3/08/18	$1,495,949	$(1,180)

JPY	200,900,000	Goldman Sachs International	3/15/18	1,779,328	9,904

GBP	1,149,000	JP Morgan Chase Bank N.A.	2/08/18	1,511,107	42,014
GBP	1,149,000	JP Morgan Chase Bank N.A.	2/16/18	1,511,452	42,054
GBP	1,145,000	JP Morgan Chase Bank N.A.	2/23/18	1,506,505	41,927
NZD	1,925,000	JP Morgan Chase Bank N.A.	2/22/18	1,326,566	36,820

				5,855,630	162,815

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
NOK	9,693,000	Morgan Stanley & Co. LLC	1/26/18		$1,214,601	$(33,270)

EUR	2,366,000	UBS AG	3/15/18		2,793,300	57,517
EUR	1,824,000	UBS AG	3/16/18		2,159,698	38,210
EUR	2,373,000	UBS AG	4/12/18		2,807,022	57,729

					7,760,020	153,456

					$18,105,528	$291,725

Contracts to Deliver
AUD	800,000	Citibank N.A.	4/06/18		$622,096	$(1,982)

AUD	2,025,000	Deutsche Bank AG	4/13/18		1,540,033	(39,648)
MXN	22,912,800	Deutsche Bank AG	1/18/18		1,200,000	37,896

					2,740,033	(1,752)

AUD	4,500,000	Goldman Sachs International	1/25/18		3,523,433	12,273

NZD	1,925,000	JP Morgan Chase Bank N.A.	2/22/18		1,376,779	13,394

EUR	400,000	UBS AG	2/26/18		474,340	(7,093)
MXN	27,726,880	UBS AG	1/11/18		1,492,000	83,974

					1,966,340	76,881

					$10,228,681	$98,814

Cross Currency Forwards
SEK	12,698,760	BNP Paribas SA	3/29/18	EUR	1,284,000	$7,530

EUR	1,273,000	Deutsche Bank AG	3/16/18	PLN	5,395,865	(16,478)
SEK	12,694,266	Deutsche Bank AG	3/22/18	EUR	1,284,000	7,007

						(9,471)

						$(1,941)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Short
Yen Denom Nikkei	3/08/18	(5)	$(499,124)	$(4,537)
Euro Stoxx 50 Index	3/16/18	(10)	(427,726)	8,618
Nasdaq 100 E Mini Index	3/16/18	(10)	(1,277,507)	(4,243)
S&P 500 E Mini Index	3/16/18	(5)	(666,576)	(2,424)

				$(2,586)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at December 31, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Credit Default Swaps — Buy Protection
OTC Swaps
Barclays Bank PLC	EUR	383,747	6/20/22	Quarterly	(1.000%)	Airbus SE, 5.500%, 9/25/18	$(818)	$(14,058)	$(14,876)
Barclays Bank PLC	EUR	192,400	6/20/22	Quarterly	(1.000%)	Airbus SE, 5.500%, 9/25/18	-	(7,458)	(7,458)
Barclays Bank PLC	EUR	383,747	6/20/22	Quarterly	(1.000%)	Akzo Nobel NV, 4.000%, 12/17/18	(1,441)	(9,586)	(11,027)
Barclays Bank PLC	EUR	383,747	6/20/22	Quarterly	(1.000%)	BASF SE, 1.375%, 1/22/19	(553)	(15,188)	(15,741)
Barclays Bank PLC	EUR	383,747	6/20/22	Quarterly	(1.000%)	Bayer AG, 5.625%, 5/23/18	(389)	(13,607)	(13,996)
Barclays Bank PLC	EUR	383,747	6/20/22	Quarterly	(1.000%)	BP Capital Markets PLC, 4.200%, 6/15/18	(2,951)	(9,586)	(12,537)
Barclays Bank PLC	EUR	383,747	6/20/22	Quarterly	(1.000%)	Cie de Saint-Gobain, 4.000%, 10/08/18	(1,413)	(11,812)	(13,225)
Barclays Bank PLC	EUR	383,747	6/20/22	Quarterly	(1.000%)	Royal Dutch Shell PLC, -99% FLOAT, 9/15/19	(2,809)	(12,260)	(15,069)
Barclays Bank PLC	EUR	192,400	6/20/22	Quarterly	(1.000%)	Royal Dutch Shell PLC, -99% FLOAT, 9/15/19	(896)	(6,660)	(7,556)
Barclays Bank PLC	EUR	383,747	6/20/22	Quarterly	(1.000%)	Statoil ASA, 2.000%, 9/10/20	(2,544)	(15,414)	(17,958)
Barclays Bank PLC	EUR	383,747	6/20/22	Quarterly	(1.000%)	Volkswagen AG, 5.375%, 5/22/18	(2,982)	(8,258)	(11,240)

							(16,796)	(123,887)	(140,683)

Centrally Cleared Swaps
	USD	447,715	12/20/22	Quarterly	(5.000%)	CDX.NA.HY.29.V1	$(3,707)	$(33,384)	$(37,091)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	6,478,731	3/07/23	Annually/ Semi-Annually	Fixed 0.415%	6-Month EURIBOR	$(23,344)	$-	$(23,344)
	EUR	6,645,684	6/14/23	Annually/ Semi-Annually	Fixed 0.340%	6-Month EURIBOR	34,571	94	34,665
	EUR	2,500,805	8/15/26	Annually/ Semi-Annually	Fixed 0.373%	6-Month EURIBOR	93,992	52	94,044
	USD	7,320,599	3/07/23	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.403%	41,019	-	41,019
	USD	8,287,559	6/14/23	Quarterly/Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.330%	3,248	100	3,348

							149,486	246	149,732

Total Return Swaps
OTC Swaps
BNP Paribas SA	EUR	900	12/20/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	$29,480	$-	$29,480
BNP Paribas SA	EUR	1,900	12/20/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	60,868	-	60,868
BNP Paribas SA	EUR	1,700	12/20/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	53,237	-	53,237

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps (Continued)
OTC Swaps (Continued)
BNP Paribas SA	EUR	1,400	12/27/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	$42,163	$-	$42,163
BNP Paribas SA	EUR	1,400	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	33,092	-	33,092
BNP Paribas SA	EUR	1,000	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	36,355	-	36,355
BNP Paribas SA	EUR	500	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	18,118	-	18,118
BNP Paribas SA	EUR	500	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	18,238	-	18,238
BNP Paribas SA	EUR	400	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	14,686	-	14,686
BNP Paribas SA	EUR	500	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	17,758	-	17,758
BNP Paribas SA	EUR	1,600	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	56,825	-	56,825
BNP Paribas SA	EUR	700	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	16,798	-	16,798
BNP Paribas SA	EUR	400	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	1,200	-	1,200
BNP Paribas SA	EUR	700	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	8,735	-	8,735
BNP Paribas SA	EUR	700	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	13,858	-	13,858
BNP Paribas SA	EUR	800	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	3,648	-	3,648
BNP Paribas SA	EUR	700	12/16/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	7,307	-	7,307
BNP Paribas SA	EUR	400	12/16/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	4,799	-	4,799
BNP Paribas SA	EUR	1,500	12/16/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	7,919	-	7,919
BNP Paribas SA	EUR	800	12/21/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	10,175	-	10,175
BNP Paribas SA	EUR	1,100	12/15/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	1,716	-	1,716
BNP Paribas SA	JPY	90,000	4/02/18	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	31,783	-	31,783

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps (Continued)
OTC Swaps (Continued)
BNP Paribas SA	JPY	90,000	4/02/18	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	$29,195	$-	$29,195
BNP Paribas SA	JPY	40,000	3/29/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	30,477	-	30,477
BNP Paribas SA	JPY	90,000	3/29/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	70,051	-	70,051
BNP Paribas SA	JPY	50,000	3/29/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	34,435	-	34,435
BNP Paribas SA	JPY	70,000	3/21/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	79,334	-	79,334
BNP Paribas SA	JPY	60,000	3/31/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	63,208	-	63,208
BNP Paribas SA	JPY	50,000	3/31/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	52,407	-	52,407
BNP Paribas SA	JPY	20,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	11,005	-	11,005
BNP Paribas SA	JPY	30,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	26,825	-	26,825
BNP Paribas SA	JPY	10,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	8,476	-	8,476
BNP Paribas SA	JPY	10,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	8,698	-	8,698
BNP Paribas SA	JPY	60,000	4/01/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	50,854	-	50,854
BNP Paribas SA	JPY	20,000	3/31/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	12,379	(806)	11,573
BNP Paribas SA	JPY	20,000	3/31/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	16,454	-	16,454
BNP Paribas SA	JPY	30,000	3/31/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	24,948	-	24,948
BNP Paribas SA	JPY	60,000	4/01/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	52,292	-	52,292
BNP Paribas SA	JPY	20,000	3/31/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	13,401	-	13,401
BNP Paribas SA	USD	8,000	12/21/18	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	44,400	-	44,400
BNP Paribas SA	USD	4,000	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	48,800	-	48,800

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps (Continued)
OTC Swaps (Continued)
Goldman Sachs International	USD	3,250	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	$33,231	$-	$33,231
JP Morgan Chase Bank N.A.	JPY	20,000	4/03/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	12,514	-	12,514

							1,212,142	(806)	1,211,336

Deliver	Receive		Expiration Date		Counterparty	(Buy)/Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps
OTC Swaps
124,400,006	JPY	1,111,614	USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.84%	$13,759	$-	$13,759
188,550,005	JPY	1,672,043	USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.96%	9,017	-	9,017
384,149,987	JPY	3,740,553	USD	10/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 2.01%	339,342	(317)	339,025

									362,118	(317)	361,801

Collateral for swap agreements held by Bank of America N.A. amounted to $274,000 in cash at December 31, 2017. A portion of the cash collateral received from Bank of America N.A., Goldman Sachs International, JP Morgan Chase Bank N.A., and BNP Paribas SA in the amount $310,000, $140,058, $10,000, and $1,230,000, respectively, was related to swap agreements at December 31, 2017.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 97.8%
Basic Materials — 3.8%
Chemicals — 3.2%
Ashland Global Holdings, Inc.	800	$56,960
Celanese Corp. Series A	2,500	267,700
CF Industries Holdings, Inc.	39,300	1,671,822
DowDuPont, Inc.	54,259	3,864,326
Eastman Chemical Co.	2,600	240,864
Huntsman Corp.	4,100	136,489
LyondellBasell Industries NV Class A	8,700	959,784
PPG Industries, Inc.	4,300	502,326
RPM International, Inc.	2,100	110,082
Westlake Chemical Corp.	2,300	245,019

		8,055,372

Forest Products & Paper — 0.2%
International Paper Co.	7,400	428,756

Iron & Steel — 0.3%
Nucor Corp.	5,700	362,406
Reliance Steel & Aluminum Co.	1,000	85,790
Steel Dynamics, Inc.	4,400	189,772

		637,968

Mining — 0.1%
Newmont Mining Corp.	6,300	236,376

		9,358,472

Communications — 11.0%
Internet — 0.1%
CDW Corp.	2,800	194,572

Media — 5.9%
Comcast Corp. Class A	135,508	5,427,095
News Corp. Class A	6,800	110,228
Time Warner, Inc.	21,900	2,003,193
Twenty-First Century Fox, Inc. Class A	18,700	645,711
Twenty-First Century Fox, Inc. Class B	106,400	3,630,368
The Walt Disney Co.	28,000	3,010,280

		14,826,875

Telecommunications — 5.0%
ARRIS International PLC (a)	3,200	82,208
Cisco Systems, Inc.	151,624	5,807,199
Juniper Networks, Inc.	6,800	193,800
Motorola Solutions, Inc.	3,000	271,020
Verizon Communications, Inc.	117,964	6,243,835

		12,598,062

		27,619,509

	Number of Shares	Value
Consumer, Cyclical — 9.0%
Airlines — 0.8%
American Airlines Group, Inc.	8,900	$463,067
Delta Air Lines, Inc.	13,200	739,200
JetBlue Airways Corp. (a)	5,500	122,870
Southwest Airlines Co.	10,800	706,860

		2,031,997

Apparel — 0.2%
Carter’s, Inc.	800	93,992
Hanesbrands, Inc.	6,200	129,642
Michael Kors Holdings Ltd. (a)	2,000	125,900
Ralph Lauren Corp.	900	93,321

		442,855

Auto Manufacturers — 0.9%
Ford Motor Co.	66,700	833,083
General Motors Co.	27,000	1,106,730
PACCAR, Inc.	6,200	440,696

		2,380,509

Auto Parts & Equipment — 0.5%
Adient PLC	1,200	94,440
Allison Transmission Holdings, Inc.	2,400	103,368
Aptiv PLC	4,900	415,667
BorgWarner, Inc.	3,800	194,142
The Goodyear Tire & Rubber Co.	4,600	148,626
Lear Corp.	1,200	211,992

		1,168,235

Entertainment — 0.0%
The Madison Square Garden Co. Class A (a)	400	84,340

Home Builders — 0.3%
NVR, Inc. (a)	60	210,493
PulteGroup, Inc.	5,600	186,200
Thor Industries, Inc.	900	135,648
Toll Brothers, Inc.	3,100	148,862

		681,203

Home Furnishing — 0.1%
Leggett & Platt, Inc.	2,300	109,779
Whirlpool Corp.	1,100	185,504

		295,283

Leisure Time — 0.6%
Brunswick Corp.	1,500	82,830
Carnival Corp.	9,700	643,789
Norwegian Cruise Line Holdings Ltd. (a)	4,200	223,650
Royal Caribbean Cruises Ltd.	4,000	477,120

		1,427,389

Lodging — 0.6%
Hyatt Hotels Corp. Class A (a)	700	51,478

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Las Vegas Sands Corp.	17,600	$1,223,024
Wyndham Worldwide Corp.	1,900	220,153

		1,494,655

Retail — 4.8%
AutoNation, Inc. (a)	1,200	61,596
Best Buy Co., Inc.	5,100	349,197
CarMax, Inc. (a)	3,400	218,042
CVS Health Corp.	12,200	884,500
Dollar General Corp.	4,700	437,147
The Gap, Inc.	5,100	173,706
Genuine Parts Co.	1,900	180,519
Kohl’s Corp.	2,900	157,267
L Brands, Inc.	1,280	77,082
Lowe’s Cos., Inc.	14,200	1,319,748
Nordstrom, Inc.	2,200	104,236
PVH Corp.	1,400	192,094
Target Corp.	7,100	463,275
Tractor Supply Co.	1,700	127,075
Wal-Mart Stores, Inc.	72,900	7,198,875
Williams-Sonoma, Inc.	1,600	82,720

		12,027,079

Textiles — 0.1%
Mohawk Industries, Inc. (a)	1,400	386,260

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,100	190,869

		22,610,674

Consumer, Non-cyclical — 16.3%
Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	2,200	213,532
PepsiCo, Inc.	11,680	1,400,666

		1,614,198

Biotechnology — 2.6%
Amgen, Inc.	12,600	2,191,140
Biogen, Inc. (a)	3,900	1,242,423
Gilead Sciences, Inc.	41,900	3,001,716

		6,435,279

Commercial Services — 0.4%
AMERCO	300	113,373
Booz Allen Hamilton Holding Corp.	2,500	95,325
H&R Block, Inc.	3,700	97,014
ManpowerGroup, Inc.	1,200	151,332
Robert Half International, Inc.	2,300	127,742
United Rentals, Inc. (a)	1,600	275,056
The Western Union Co.	8,100	153,981

		1,013,823

Foods — 0.8%
Ingredion, Inc.	1,200	167,760
Pilgrim’s Pride Corp. (a)	4,500	139,770

	Number of Shares	Value
Tyson Foods, Inc. Class A	22,100	$1,791,647

		2,099,177

Health Care – Products — 0.9%
Becton, Dickinson & Co.	10,686	2,287,445

Health Care – Services — 3.1%
Aetna, Inc.	5,900	1,064,301
Anthem, Inc.	19,387	4,362,269
Cigna Corp.	4,600	934,214
DaVita, Inc. (a)	3,600	260,100
HCA Healthcare, Inc. (a)	6,600	579,744
Laboratory Corp. of America Holdings (a)	1,900	303,069
Quest Diagnostics, Inc.	2,400	236,376

		7,740,073

Household Products & Wares — 0.7%
Kimberly-Clark Corp.	14,700	1,773,702

Pharmaceuticals — 7.1%
AbbVie, Inc.	28,600	2,765,906
AmerisourceBergen Corp.	2,900	266,278
Bristol-Myers Squibb Co.	21,500	1,317,520
GlaxoSmithKline PLC Sponsored ADR	6,000	212,820
Herbalife Ltd. (a)	1,700	115,124
Johnson & Johnson	61,700	8,620,724
McKesson Corp.	3,600	561,420
Perrigo Co. PLC	2,400	209,184
Pfizer, Inc.	101,900	3,690,818

		17,759,794

		40,723,491

Energy — 6.7%
Oil & Gas — 6.7%
Chevron Corp.	33,800	4,231,422
ConocoPhillips	22,100	1,213,069
Energen Corp. (a)	1,700	97,869
Hess Corp.	49,864	2,367,044
HollyFrontier Corp.	3,100	158,782
Marathon Oil Corp.	11,200	189,616
Marathon Petroleum Corp.	9,500	626,810
Occidental Petroleum Corp.	28,600	2,106,676
Phillips 66	9,300	940,695
Total SA	74,555	4,113,594
Valero Energy Corp.	8,000	735,280

		16,780,857

Financial — 28.2%
Banks — 17.5%
The Bank of New York Mellon Corp.	18,500	996,410
BB&T Corp.	13,500	671,220
BOK Financial Corp.	1,100	101,552
Capital One Financial Corp.	8,700	866,346
CIT Group, Inc.	2,200	108,306

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc.	49,000	$3,646,090
Citizens Financial Group, Inc.	9,100	382,018
Comerica, Inc.	2,700	234,387
Commerce Bancshares, Inc.	1,895	105,817
Cullen/Frost Bankers, Inc.	1,100	104,115
East West Bancorp, Inc.	2,500	152,075
Fifth Third Bancorp	55,535	1,684,932
The Goldman Sachs Group, Inc.	7,100	1,808,796
Huntington Bancshares, Inc.	14,200	206,752
JP Morgan Chase & Co.	98,099	10,490,707
KeyCorp	18,400	371,128
M&T Bank Corp.	2,800	478,772
Morgan Stanley	103,600	5,435,892
Northern Trust Corp.	3,700	369,593
The PNC Financial Services Group, Inc.	8,700	1,255,323
Prosperity Bancshares, Inc.	1,200	84,084
Regions Financial Corp.	21,500	371,520
State Street Corp.	34,137	3,332,112
SunTrust Banks, Inc.	8,700	561,933
Synovus Financial Corp.	2,200	105,468
US Bancorp	30,200	1,618,116
Wells Fargo & Co.	133,398	8,093,257
Western Alliance Bancorp (a)	1,400	79,268
Zions Bancorp	3,700	188,071

		43,904,060

Diversified Financial Services — 2.9%
Alliance Data Systems Corp.	700	177,436
Ally Financial, Inc.	8,300	242,028
American Express Co.	16,000	1,588,960
Ameriprise Financial, Inc.	10,475	1,775,199
Credit Acceptance Corp. (a)	300	97,044
Discover Financial Services	7,300	561,516
E*TRADE Financial Corp. (a)	4,900	242,893
FNF Group	4,300	168,732
Franklin Resources, Inc.	10,100	437,633
Invesco Ltd.	7,300	266,742
Lazard Ltd. Class A	2,200	115,500
Nasdaq, Inc.	2,500	192,075
Raymond James Financial, Inc.	2,400	214,320
Santander Consumer USA Holdings, Inc.	6,200	115,444
Synchrony Financial	14,425	556,949
T. Rowe Price Group, Inc.	4,400	461,692

		7,214,163

Insurance — 7.2%
Aflac, Inc.	7,200	632,016
Alleghany Corp. (a)	300	178,827
The Allstate Corp.	7,000	732,970
American Financial Group, Inc.	3,100	336,474
American International Group, Inc.	46,500	2,770,470
Assurant, Inc.	1,000	100,840

	Number of Shares	Value
Brighthouse Financial, Inc. (a)	15,200	$891,328
Chubb Ltd.	7,900	1,154,427
Cincinnati Financial Corp.	2,800	209,916
Everest Re Group Ltd.	700	154,882
The Hartford Financial Services Group, Inc.	6,600	371,448
Lincoln National Corp.	3,900	299,793
Loews Corp.	62,700	3,136,881
Markel Corp. (a)	300	341,739
MetLife, Inc.	41,363	2,091,313
Old Republic International Corp.	4,800	102,624
Principal Financial Group, Inc.	5,200	366,912
Prudential Financial, Inc.	7,700	885,346
Reinsurance Group of America, Inc.	1,200	187,116
Torchmark Corp.	5,300	480,763
The Travelers Cos., Inc.	11,900	1,614,116
Unum Group	4,200	230,538
Voya Financial, Inc.	3,500	173,145
W.R. Berkley Corp.	2,200	157,630
Willis Towers Watson PLC	2,300	346,587
XL Group Ltd.	4,800	168,768

		18,116,869

Real Estate — 0.1%
Jones Lang LaSalle, Inc.	800	119,144

Real Estate Investment Trusts (REITS) — 0.5%
Equity Residential	17,400	1,109,598

Savings & Loans — 0.0%
Investors Bancorp, Inc.	5,300	73,564

		70,537,398

Industrial — 9.0%
Aerospace & Defense — 3.4%
The Boeing Co.	7,936	2,340,406
General Dynamics Corp.	5,700	1,159,665
Harris Corp.	19,668	2,785,972
L3 Technologies, Inc.	1,400	276,990
Spirit AeroSystems Holdings, Inc. Class A	2,200	191,950
United Technologies Corp.	14,200	1,811,494

		8,566,477

Building Materials — 1.2%
Johnson Controls International PLC	69,260	2,639,498
Owens Corning	2,100	193,074
USG Corp. (a)	2,500	96,400

		2,928,972

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	12,800	892,032
Hubbell, Inc.	700	94,738

		986,770

Electronics — 1.3%
Arrow Electronics, Inc. (a)	1,500	120,615

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corning, Inc.	21,900	$700,581
Garmin Ltd.	3,500	208,495
Gentex Corp.	5,200	108,940
Honeywell International, Inc.	13,600	2,085,696
Jabil, Inc.	3,000	78,750
SYNNEX Corp.	500	67,975

		3,371,052

Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	2,100	138,516

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,000	174,300

Machinery – Diversified — 0.2%
AGCO Corp.	1,400	100,002
Cummins, Inc.	3,100	547,584

		647,586

Miscellaneous – Manufacturing — 0.7%
Carlisle Cos., Inc.	1,100	125,015
Eaton Corp. PLC	8,000	632,080
Ingersoll-Rand PLC	4,300	383,517
Pentair PLC	2,700	190,674
Textron, Inc.	4,900	277,291
Trinity Industries, Inc.	2,600	97,396

		1,705,973

Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	2,400	135,000
Packaging Corp. of America	1,600	192,880
Sonoco Products Co.	1,800	95,652

		423,532

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	800	188,560

Transportation — 1.3%
FedEx Corp.	700	174,678
Norfolk Southern Corp.	3,500	507,150
United Parcel Service, Inc. Class B	22,100	2,633,215

		3,315,043

		22,446,781

Technology — 10.4%
Computers — 4.5%
Apple, Inc.	46,400	7,852,272
CSRA, Inc.	2,100	62,832
HP, Inc.	30,200	634,502
International Business Machines Corp.	15,900	2,439,378
NetApp, Inc.	3,500	193,620

		11,182,604

Office & Business Equipment — 0.1%
Xerox Corp.	4,650	135,547

	Number of Shares	Value
Semiconductors — 3.3%
Applied Materials, Inc.	17,300	$884,376
Intel Corp.	83,700	3,863,592
KLA-Tencor Corp.	2,700	283,689
Marvell Technology Group Ltd.	9,100	195,377
Qorvo, Inc. (a)	2,300	153,180
QUALCOMM, Inc.	40,940	2,620,979
Skyworks Solutions, Inc.	3,200	303,840
Teradyne, Inc.	2,600	108,862

		8,413,895

Software — 2.5%
CA, Inc.	7,200	239,616
Microsoft Corp.	31,116	2,661,663
Oracle Corp.	73,000	3,451,440

		6,352,719

		26,084,765

Utilities — 3.4%
Electric — 3.3%
AES Corp.	4,200	45,486
Ameren Corp.	4,400	259,556
American Electric Power Co., Inc.	8,900	654,773
DTE Energy Co.	3,400	372,164
Duke Energy Corp.	10,400	874,744
Edison International	640	40,474
Entergy Corp.	3,400	276,726
Eversource Energy	5,700	360,126
Exelon Corp.	18,073	712,257
OGE Energy Corp.	3,700	121,767
PG&E Corp.	27,750	1,244,032
Pinnacle West Capital Corp.	2,100	178,878
Public Service Enterprise Group, Inc.	9,100	468,650
The Southern Co.	45,000	2,164,050
Westar Energy, Inc.	2,400	126,720
Xcel Energy, Inc.	8,200	394,502

		8,294,905

Gas — 0.1%
National Fuel Gas Co.	1,500	82,365
UGI Corp.	3,000	140,850

		223,215

		8,518,120

TOTAL COMMON STOCK (Cost $200,965,593)		244,680,067

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.2%
Health Care – Products — 0.2%
Becton Dickinson and Co. 6.125%	10,850	$628,215

TOTAL PREFERRED STOCK (Cost $593,530)		628,215

TOTAL EQUITIES (Cost $201,559,123)		245,308,282

MUTUAL FUNDS — 1.1%
Diversified Financial Services — 1.1%
iShares Russell 1000 Value Index Fund	22,900	2,847,386
T. Rowe Price Reserve Investment Fund	1,003	1,003

		2,848,389

TOTAL MUTUAL FUNDS (Cost $2,785,780)		2,848,389

TOTAL LONG-TERM INVESTMENTS (Cost $204,344,903)		248,156,671

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (b)	$2,882,461	2,882,461

TOTAL SHORT-TERM INVESTMENTS (Cost $2,882,461)		2,882,461

TOTAL INVESTMENTS — 100.3% (Cost $207,227,364) (c)		251,039,132

Other Assets/(Liabilities) — (0.3)%		(776,555)

NET ASSETS — 100.0%		$250,262,577

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,882,634. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.750%, maturity dates ranging from 2/15/24 – 4/30/24, and an aggregate market value, including accrued interest, of $2,941,947.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 3.6%
Chemicals — 2.6%
Celanese Corp. Series A	51,773	$5,543,853
DowDuPont, Inc.	389,238	27,721,530

		33,265,383

Forest Products & Paper — 1.0%
International Paper Co.	207,690	12,033,559

		45,298,942

Communications — 7.5%
Internet — 0.6%
eBay, Inc. (a)	211,530	7,983,142

Media — 2.1%
CBS Corp. Class B	120,320	7,098,880
Comcast Corp. Class A	249,610	9,996,880
Thomson Reuters Corp.	96,500	4,206,435
Viacom, Inc. Class B	177,850	5,479,559

		26,781,754

Telecommunications — 4.8%
AT&T, Inc.	173,943	6,762,904
Cisco Systems, Inc.	648,120	24,822,996
Nokia OYJ Sponsored ADR	1,145,520	5,338,123
Verizon Communications, Inc.	430,904	22,807,749

		59,731,772

		94,496,668

Consumer, Cyclical — 7.6%
Airlines — 0.4%
Southwest Airlines Co.	64,741	4,237,298

Auto Parts & Equipment — 0.4%
Adient PLC	63,521	4,999,103

Home Builders — 0.7%
PulteGroup, Inc.	258,730	8,602,773

Home Furnishing — 0.4%
Whirlpool Corp.	28,427	4,793,929

Leisure Time — 0.6%
Norwegian Cruise Line Holdings Ltd. (a)	146,290	7,789,943

Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	131,096	10,469,327

Retail — 4.3%
The Home Depot, Inc.	49,250	9,334,352
L Brands, Inc.	138,260	8,326,017
Liberty Interactive Corp. QVC Group Class A (a)	382,190	9,333,080
Target Corp.	75,505	4,926,701
The TJX Cos., Inc.	116,900	8,938,174

	Number of Shares	Value
Wal-Mart Stores, Inc.	134,653	$13,296,984

		54,155,308

		95,047,681

Consumer, Non-cyclical — 16.7%
Agriculture — 3.3%
Altria Group, Inc.	142,901	10,204,560
British American Tobacco PLC	123,634	8,344,117
Philip Morris International, Inc.	220,665	23,313,257

		41,861,934

Biotechnology — 0.6%
Amgen, Inc.	45,780	7,961,142

Commercial Services — 0.4%
Nielsen Holdings PLC	147,650	5,374,460

Cosmetics & Personal Care — 0.5%
Unilever NV NY Shares	117,390	6,611,405

Foods — 1.5%
The Kraft Heinz Co.	73,636	5,725,935
Mondelez International, Inc. Class A	183,500	7,853,800
Tyson Foods, Inc. Class A	61,086	4,952,242

		18,531,977

Health Care – Products — 1.3%
Medtronic PLC	150,797	12,176,858
Zimmer Biomet Holdings, Inc.	36,400	4,392,388

		16,569,246

Health Care – Services — 1.1%
UnitedHealth Group, Inc.	60,180	13,267,283

Pharmaceuticals — 8.0%
Allergan PLC	57,940	9,477,825
AstraZeneca PLC Sponsored ADR	259,430	9,002,221
Bristol-Myers Squibb Co.	189,050	11,584,984
Johnson & Johnson	105,010	14,671,997
Merck & Co., Inc.	462,442	26,021,612
Pfizer, Inc.	324,337	11,747,486
Roche Holding AG	48,843	12,354,506
Sanofi ADR	129,806	5,581,658

		100,442,289

		210,619,736

Energy — 11.6%
Oil & Gas — 10.7%
BP PLC Sponsored ADR	332,316	13,967,241
Canadian Natural Resources Ltd.	279,780	9,993,742
Chevron Corp.	228,312	28,582,379
ConocoPhillips	202,029	11,089,372
EOG Resources, Inc.	119,860	12,934,093
Exxon Mobil Corp.	130,150	10,885,746
Marathon Oil Corp.	565,591	9,575,456
Occidental Petroleum Corp.	195,266	14,383,293

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips 66	131,004	$13,251,055
Pioneer Natural Resources Co.	46,820	8,092,837
Southwestern Energy Co. (a)	329,340	1,837,717

		134,592,931

Oil & Gas Services — 0.9%
Halliburton Co.	222,080	10,853,049

		145,445,980

Financial — 28.3%
Banks — 17.2%
Bank of America Corp.	1,206,090	35,603,777
Citigroup, Inc.	398,127	29,624,630
The Goldman Sachs Group, Inc.	43,030	10,962,323
JP Morgan Chase & Co.	495,496	52,988,342
KeyCorp	270,140	5,448,724
M&T Bank Corp.	69,050	11,806,860
The PNC Financial Services Group, Inc.	148,870	21,480,452
State Street Corp.	67,282	6,567,396
Wells Fargo & Co.	694,544	42,137,984

		216,620,488

Diversified Financial Services — 3.6%
American Express Co.	143,657	14,266,576
BlackRock, Inc.	21,090	10,834,144
Invesco Ltd.	298,020	10,889,651
Nasdaq, Inc.	118,660	9,116,648

		45,107,019

Insurance — 6.4%
American International Group, Inc.	127,650	7,605,387
Chubb Ltd.	98,860	14,446,412
Loews Corp.	284,754	14,246,243
Marsh & McLennan Cos., Inc.	125,890	10,246,187
MetLife, Inc.	181,820	9,192,819
Principal Financial Group, Inc.	73,608	5,193,780
Unum Group	115,840	6,358,458
XL Group Ltd.	376,674	13,243,858

		80,533,144

Real Estate Investment Trusts (REITS) — 1.1%
HCP, Inc.	170,206	4,438,972
Park Hotels & Resorts, Inc.	308,274	8,862,878

		13,301,850

		355,562,501

Industrial — 11.6%
Aerospace & Defense — 2.5%
Raytheon Co.	20,226	3,799,454
Triumph Group, Inc.	118,690	3,228,368
United Technologies Corp.	187,570	23,928,305

		30,956,127

	Number of Shares	Value
Building Materials — 1.6%
Fortune Brands Home & Security, Inc.	136,310	$9,329,056
Johnson Controls International PLC	276,826	10,549,839

		19,878,895

Hand & Machine Tools — 0.8%
Stanley Black & Decker, Inc.	63,794	10,825,204

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	61,030	9,617,107

Miscellaneous – Manufacturing — 3.9%
3M Co.	37,960	8,934,645
Eaton Corp. PLC	174,840	13,814,108
General Electric Co.	785,517	13,707,272
Ingersoll-Rand PLC	142,310	12,692,629

		49,148,654

Transportation — 2.0%
Norfolk Southern Corp.	44,812	6,493,259
Schneider National, Inc. Class B	217,960	6,224,938
Union Pacific Corp.	93,710	12,566,511

		25,284,708

		145,710,695

Technology — 7.9%
Computers — 2.2%
Cognizant Technology Solutions Corp. Class A	118,580	8,421,552
International Business Machines Corp.	55,169	8,464,028
NetApp, Inc.	186,480	10,316,073

		27,201,653

Semiconductors — 4.4%
Analog Devices, Inc.	63,240	5,630,257
Intel Corp.	497,250	22,953,060
Maxim Integrated Products, Inc.	151,320	7,911,010
QUALCOMM, Inc.	300,914	19,264,514

		55,758,841

Software — 1.3%
Microsoft Corp.	112,930	9,660,032
Oracle Corp.	150,028	7,093,324

		16,753,356

		99,713,850

Utilities — 3.2%
Electric — 3.2%
Dominion Energy, Inc.	65,980	5,348,339
Edison International	122,840	7,768,402
Entergy Corp.	125,646	10,226,328
Eversource Energy	166,170	10,498,620

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NextEra Energy, Inc.	39,130	$6,111,715

		39,953,404

TOTAL COMMON STOCK (Cost $952,196,729)		1,231,849,457

TOTAL EQUITIES (Cost $952,196,729)		1,231,849,457

TOTAL LONG-TERM INVESTMENTS (Cost $952,196,729)		1,231,849,457

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (b)	$33,312,698	33,312,698

TOTAL SHORT-TERM INVESTMENTS (Cost $33,312,698)		33,312,698

TOTAL INVESTMENTS — 100.6% (Cost $985,509,427) (c)		1,265,162,155

Other Assets/(Liabilities) — (0.6)%		(7,773,220)

NET ASSETS — 100.0%		$1,257,388,935

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $33,314,697. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 2.750%, maturity dates ranging from 4/15/19 – 2/15/24, and an aggregate market value, including accrued interest, of $33,979,567.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.3%
Basic Materials — 3.3%
Chemicals — 3.1%
BASF SE Sponsored ADR	29,924	$822,012
Celanese Corp. Series A	14,600	1,563,368
DowDuPont, Inc.	53,408	3,803,718

		6,189,098

Iron & Steel — 0.2%
Carpenter Technology Corp.	7,221	368,199

		6,557,297

Communications — 3.4%
Media — 0.6%
Time Warner, Inc.	14,400	1,317,168

Telecommunications — 2.8%
ARRIS International PLC (a)	13,300	341,677
AT&T, Inc.	48,808	1,897,655
Verizon Communications, Inc.	53,069	2,808,942
Vodafone Group PLC Sponsored ADR	13,672	436,137

		5,484,411

		6,801,579

Consumer, Cyclical — 8.5%
Airlines — 0.6%
Southwest Airlines Co.	18,449	1,207,487

Auto Parts & Equipment — 0.7%
Adient PLC	18,058	1,421,164

Entertainment — 0.3%
Regal Entertainment Group Class A	27,800	639,678

Home Builders — 0.5%
Lennar Corp. Class B	17,209	889,361

Home Furnishing — 0.7%
Whirlpool Corp.	8,000	1,349,120

Housewares — 0.9%
Tupperware Brands Corp.	26,771	1,678,542

Retail — 4.8%
The Home Depot, Inc.	6,500	1,231,945
Target Corp.	21,859	1,426,300
Wal-Mart Stores, Inc.	69,960	6,908,550

		9,566,795

		16,752,147

Consumer, Non-cyclical — 17.1%
Agriculture — 4.6%
Altria Group, Inc.	40,259	2,874,895
Philip Morris International, Inc.	57,960	6,123,474

		8,998,369

	Number of Shares	Value
Foods — 2.2%
Conagra Brands, Inc.	24,700	$930,449
Lamb Weston Holdings, Inc.	8,633	487,333
Tyson Foods, Inc. Class A	36,900	2,991,483

		4,409,265

Pharmaceuticals — 10.3%
Allergan PLC	3,800	621,604
Eli Lilly & Co.	32,464	2,741,909
Johnson & Johnson	32,574	4,551,239
Merck & Co., Inc.	82,300	4,631,021
Pfizer, Inc.	172,166	6,235,853
Sanofi ADR	36,500	1,569,500

		20,351,126

		33,758,760

Energy — 10.3%
Oil & Gas — 10.3%
BP PLC Sponsored ADR	125,722	5,284,096
Chesapeake Energy Corp. (a)	31,600	125,136
Chevron Corp.	17,900	2,240,901
ConocoPhillips	64,918	3,563,349
Ensco PLC Class A	164,200	970,422
Occidental Petroleum Corp.	34,823	2,565,062
Phillips 66	37,079	3,750,541
Royal Dutch Shell PLC A Shares Sponsored ADR	27,400	1,827,854

		20,327,361

		20,327,361

Financial — 25.4%
Banks — 16.6%
Bank of America Corp.	291,696	8,610,866
Citigroup, Inc.	79,226	5,895,207
JP Morgan Chase & Co.	72,758	7,780,740
KeyCorp	90,900	1,833,453
State Street Corp.	19,093	1,863,668
SunTrust Banks, Inc.	22,672	1,464,384
Wells Fargo & Co.	88,540	5,371,722

		32,820,040

Diversified Financial Services — 3.1%
Ally Financial, Inc.	25,906	755,419
American Express Co.	40,699	4,041,818
Mastercard, Inc. Class A	8,600	1,301,696

		6,098,933

Insurance — 5.1%
American International Group, Inc.	11,700	697,086
CNO Financial Group, Inc.	111,577	2,754,836
Loews Corp.	82,718	4,138,382
Voya Financial, Inc.	14,147	699,852
XL Group Ltd.	48,800	1,715,808

		10,005,964

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.6%
HCP, Inc.	48,100	$1,254,448

		50,179,385

Industrial — 15.9%
Aerospace & Defense — 5.0%
Arconic, Inc.	77,467	2,110,976
Northrop Grumman Corp.	10,800	3,314,628
Raytheon Co.	6,881	1,292,596
United Technologies Corp.	24,100	3,074,437

		9,792,637

Building Materials — 1.5%
Johnson Controls International PLC	78,085	2,975,820

Electronics — 0.2%
TE Connectivity Ltd.	4,500	427,680

Engineering & Construction — 3.2%
Fluor Corp.	10,500	542,325
KBR, Inc.	291,500	5,780,445

		6,322,770

Hand & Machine Tools — 1.6%
Stanley Black & Decker, Inc.	18,099	3,071,219

Machinery – Diversified — 0.2%
Flowserve Corp.	9,500	400,235

Miscellaneous – Manufacturing — 1.0%
General Electric Co.	118,000	2,059,100

Transportation — 3.2%
Euronav NV (a)	141,515	1,309,014
FedEx Corp.	7,600	1,896,504
Golar LNG Partners LP (b)	57,875	1,319,550
Norfolk Southern Corp.	12,785	1,852,546

		6,377,614

		31,427,075

Technology — 8.6%
Computers — 2.0%
DXC Technology Co.	3,135	297,511
Hewlett Packard Enterprise Co.	60,100	863,036
HP, Inc.	21,200	445,412
International Business Machines Corp.	15,500	2,378,010

		3,983,969

Semiconductors — 1.0%
QUALCOMM, Inc.	30,900	1,978,218

Software — 5.6%
CA, Inc.	94,100	3,131,648
Microsoft Corp.	43,200	3,695,328
Oracle Corp.	89,000	4,207,920

		11,034,896

		16,997,083

	Number of Shares	Value
Utilities — 3.8%
Electric — 3.8%
American Electric Power Co., Inc.	5,500	$404,635
Entergy Corp.	51,573	4,197,527
Exelon Corp.	60,600	2,388,246
NextEra Energy, Inc.	2,800	437,332

		7,427,740

TOTAL COMMON STOCK (Cost $151,192,041)		190,228,427

TOTAL EQUITIES (Cost $151,192,041)		190,228,427

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Herbalife Ltd. CVR (a) (c) (d)	7,000	-

TOTAL RIGHTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $151,192,041)		190,228,427

	Principal Amount
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 4.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (e)	$7,869,744	7,869,744

Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	75,234	75,234

TOTAL SHORT-TERM INVESTMENTS (Cost $7,944,978)		7,944,978

TOTAL INVESTMENTS — 100.3% (Cost $159,137,019) (f)		198,173,405

Other Assets/(Liabilities) — (0.3)%		(672,329)

NET ASSETS — 100.0%		$197,501,076

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Maturity value of $7,870,216. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $8,030,731.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 2.4%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	30,273	$4,967,194
Albemarle Corp.	15,358	1,964,135
CF Industries Holdings, Inc.	32,787	1,394,759
DowDuPont, Inc.	325,343	23,170,929
Eastman Chemical Co.	20,099	1,861,971
FMC Corp.	18,982	1,796,836
International Flavors & Fragrances, Inc.	11,173	1,705,112
LyondellBasell Industries NV Class A	44,941	4,957,891
Monsanto Co.	60,949	7,117,624
The Mosaic Co.	49,789	1,277,586
PPG Industries, Inc.	35,351	4,129,704
Praxair, Inc.	39,783	6,153,634
The Sherwin-Williams Co.	11,435	4,688,807

		65,186,182

Forest Products & Paper — 0.1%
International Paper Co.	57,005	3,302,870

Iron & Steel — 0.1%
Nucor Corp.	44,739	2,844,505

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	187,183	3,548,990
Newmont Mining Corp.	74,102	2,780,307

		6,329,297

		77,662,854

Communications — 13.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	53,382	1,076,181
Omnicom Group, Inc.	32,110	2,338,572

		3,414,753

Internet — 7.7%
Alphabet, Inc. Class A (a)	41,447	43,660,270
Alphabet, Inc. Class C (a)	41,977	43,924,733
Amazon.com, Inc. (a)	55,618	65,043,582
eBay, Inc. (a)	135,139	5,100,146
Expedia, Inc.	16,985	2,034,293
F5 Networks, Inc. (a)	8,793	1,153,817
Facebook, Inc. Class A (a)	331,626	58,518,724
Netflix, Inc. (a)	60,224	11,560,599
The Priceline Group, Inc. (a)	6,789	11,797,517
Symantec Corp.	85,792	2,407,324
TripAdvisor, Inc. (a)	14,245	490,883
VeriSign, Inc. (a)	11,626	1,330,479

		247,022,367

	Number of Shares	Value
Media — 2.6%
CBS Corp. Class B	49,937	$2,946,283
Charter Communications, Inc. Class A (a)	26,986	9,066,217
Comcast Corp. Class A	648,710	25,980,835
Discovery Communications, Inc. Class A (a)	21,704	485,735
Discovery Communications, Inc. Class C (a)	27,159	574,956
DISH Network Corp. Class A (a)	32,166	1,535,926
News Corp. Class A	52,253	847,021
News Corp. Class B	15,275	253,565
Scripps Networks Interactive, Inc. Class A	13,805	1,178,671
Time Warner, Inc.	108,331	9,909,037
Twenty-First Century Fox, Inc. Class A	146,652	5,063,894
Twenty-First Century Fox, Inc. Class B	60,948	2,079,546
Viacom, Inc. Class B	49,079	1,512,124
The Walt Disney Co.	210,070	22,584,626

		84,018,436

Telecommunications — 3.0%
AT&T, Inc.	853,938	33,201,110
CenturyLink, Inc.	134,052	2,235,987
Cisco Systems, Inc.	687,468	26,330,024
Juniper Networks, Inc.	51,484	1,467,294
Motorola Solutions, Inc.	22,591	2,040,871
Verizon Communications, Inc.	567,314	30,027,930

		95,303,216

		429,758,772

Consumer, Cyclical — 8.8%
Airlines — 0.5%
Alaska Air Group, Inc.	17,073	1,255,036
American Airlines Group, Inc.	59,387	3,089,906
Delta Air Lines, Inc.	91,303	5,112,968
Southwest Airlines Co.	76,021	4,975,575
United Continental Holdings, Inc. (a)	34,591	2,331,433

		16,764,918

Apparel — 0.6%
Hanesbrands, Inc.	52,128	1,089,997
Michael Kors Holdings Ltd. (a)	20,885	1,314,711
NIKE, Inc. Class B	182,613	11,422,443
Ralph Lauren Corp.	7,886	817,699
Under Armour, Inc. Class A (a)	25,801	372,308
Under Armour, Inc. Class C (a)	24,002	319,707
VF Corp.	45,526	3,368,924

		18,705,789

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.5%
Ford Motor Co.	542,836	$6,780,021
General Motors Co.	177,778	7,287,120
PACCAR, Inc.	48,535	3,449,868

		17,517,009

Auto Parts & Equipment — 0.2%
Aptiv PLC	36,889	3,129,294
BorgWarner, Inc.	27,895	1,425,156
The Goodyear Tire & Rubber Co.	33,804	1,092,207

		5,646,657

Distribution & Wholesale — 0.2%
Fastenal Co.	40,172	2,197,007
LKQ Corp. (a)	43,631	1,774,473
W.W. Grainger, Inc.	7,245	1,711,631

		5,683,111

Home Builders — 0.1%
D.R. Horton, Inc.	47,199	2,410,453
Lennar Corp. Class A	27,924	1,765,914
PulteGroup, Inc.	37,911	1,260,540

		5,436,907

Home Furnishing — 0.1%
Leggett & Platt, Inc.	18,291	873,029
Whirlpool Corp.	10,090	1,701,578

		2,574,607

Housewares — 0.1%
Newell Brands, Inc.	68,144	2,105,649

Leisure Time — 0.3%
Carnival Corp.	56,555	3,753,555
Harley-Davidson, Inc.	23,913	1,216,694
Norwegian Cruise Line Holdings Ltd. (a)	25,256	1,344,882
Royal Caribbean Cruises Ltd.	23,632	2,818,825

		9,133,956

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	28,503	2,276,250
Marriott International, Inc. Class A	42,539	5,773,819
MGM Resorts International	71,610	2,391,058
Wyndham Worldwide Corp.	14,143	1,638,749
Wynn Resorts Ltd.	10,970	1,849,432

		13,929,308

Retail — 5.6%
Advance Auto Parts, Inc.	10,356	1,032,390
AutoZone, Inc. (a)	3,815	2,713,877
Best Buy Co., Inc.	35,025	2,398,162
CarMax, Inc. (a)	25,293	1,622,040
Chipotle Mexican Grill, Inc. (a)	3,554	1,027,213
Costco Wholesale Corp.	60,774	11,311,257
CVS Health Corp.	140,915	10,216,337
Darden Restaurants, Inc.	17,384	1,669,212

	Number of Shares	Value
Dollar General Corp.	36,587	$3,402,957
Dollar Tree, Inc. (a)	32,727	3,511,934
Foot Locker, Inc.	17,010	797,429
The Gap, Inc.	30,335	1,033,210
Genuine Parts Co.	20,353	1,933,739
The Home Depot, Inc.	162,388	30,777,398
Kohl’s Corp.	22,978	1,246,097
L Brands, Inc.	34,459	2,075,121
Lowe’s Cos., Inc.	115,859	10,767,935
Macy’s, Inc.	42,453	1,069,391
McDonald’s Corp.	110,769	19,065,560
Nordstrom, Inc.	16,196	767,366
O’Reilly Automotive, Inc. (a)	11,805	2,839,575
PVH Corp.	10,931	1,499,843
Ross Stores, Inc.	53,687	4,308,382
Signet Jewelers Ltd.	7,977	451,099
Starbucks Corp.	197,736	11,355,978
Tapestry, Inc.	39,687	1,755,356
Target Corp.	75,692	4,938,903
Tiffany & Co.	14,024	1,457,795
The TJX Cos., Inc.	88,559	6,771,221
Tractor Supply Co.	17,322	1,294,820
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,264	1,848,326
Wal-Mart Stores, Inc.	203,510	20,096,612
Walgreens Boots Alliance, Inc.	120,807	8,773,004
Yum! Brands, Inc.	46,763	3,816,328

		179,645,867

Textiles — 0.1%
Mohawk Industries, Inc. (a)	8,857	2,443,646

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	15,760	1,432,426
Mattel, Inc.	46,667	717,739

		2,150,165

		281,737,589

Consumer, Non-cyclical — 21.5%
Agriculture — 1.4%
Altria Group, Inc.	265,232	18,940,217
Archer-Daniels-Midland Co.	77,533	3,107,523
Philip Morris International, Inc.	215,963	22,816,491

		44,864,231

Beverages — 2.0%
Brown-Forman Corp. Class B	27,200	1,867,824
The Coca-Cola Co.	533,179	24,462,252
Constellation Brands, Inc. Class A	23,956	5,475,623
Dr. Pepper Snapple Group, Inc.	25,144	2,440,477
Molson Coors Brewing Co. Class B	25,740	2,112,482
Monster Beverage Corp. (a)	57,245	3,623,036
PepsiCo, Inc.	197,730	23,711,782

		63,693,476

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	30,871	$3,691,863
Amgen, Inc.	100,959	17,556,770
Biogen, Inc. (a)	29,411	9,369,462
Celgene Corp. (a)	109,519	11,429,403
Gilead Sciences, Inc.	181,683	13,015,770
Illumina, Inc. (a)	20,293	4,433,818
Incyte Corp. (a)	24,216	2,293,497
Regeneron Pharmaceuticals, Inc. (a)	10,670	4,011,493
Vertex Pharmaceuticals, Inc. (a)	35,185	5,272,824

		71,074,900

Commercial Services — 1.7%
Automatic Data Processing, Inc.	61,699	7,230,506
Cintas Corp.	11,840	1,845,027
Ecolab, Inc.	36,070	4,839,873
Equifax, Inc.	16,741	1,974,099
Gartner, Inc. (a)	12,728	1,567,453
Global Payments, Inc.	21,907	2,195,958
H&R Block, Inc.	30,206	792,001
IHS Markit Ltd. (a)	50,005	2,257,726
Moody’s Corp.	22,969	3,390,454
Nielsen Holdings PLC	46,026	1,675,346
PayPal Holdings, Inc. (a)	157,139	11,568,573
Quanta Services, Inc. (a)	21,882	855,805
Robert Half International, Inc.	17,481	970,895
S&P Global, Inc.	35,409	5,998,285
Total System Services, Inc.	23,456	1,855,135
United Rentals, Inc. (a)	11,599	1,993,984
Verisk Analytics, Inc. (a)	21,353	2,049,888
The Western Union Co.	65,114	1,237,817

		54,298,825

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	122,030	9,207,163
Coty, Inc. Class A	64,474	1,282,388
The Estee Lauder Cos., Inc. Class A	31,062	3,952,329
The Procter & Gamble Co.	354,140	32,538,383

		46,980,263

Foods — 1.4%
Campbell Soup Co.	26,514	1,275,589
Conagra Brands, Inc.	56,313	2,121,311
General Mills, Inc.	79,242	4,698,258
The Hershey Co.	19,554	2,219,575
Hormel Foods Corp.	37,312	1,357,784
The J.M. Smucker Co.	16,023	1,990,697
Kellogg Co.	34,531	2,347,417
The Kraft Heinz Co.	83,123	6,463,644
The Kroger Co.	123,848	3,399,628
McCormick & Co., Inc.	16,527	1,684,267
Mondelez International, Inc. Class A	207,979	8,901,501
Sysco Corp.	66,414	4,033,322
Tyson Foods, Inc. Class A	41,377	3,354,433

		43,847,426

	Number of Shares	Value
Health Care – Products — 3.0%
Abbott Laboratories	242,036	$13,812,994
Align Technology, Inc. (a)	10,002	2,222,344
Baxter International, Inc.	69,690	4,504,762
Becton, Dickinson & Co.	36,848	7,887,755
Boston Scientific Corp. (a)	191,050	4,736,129
The Cooper Cos., Inc.	6,939	1,511,869
Danaher Corp.	85,105	7,899,446
DENTSPLY SIRONA, Inc.	31,894	2,099,582
Edwards Lifesciences Corp. (a)	29,452	3,319,535
Henry Schein, Inc. (a)	21,654	1,513,182
Hologic, Inc. (a)	37,897	1,620,097
IDEXX Laboratories, Inc. (a)	12,118	1,895,013
Intuitive Surgical, Inc. (a)	15,577	5,684,670
Medtronic PLC	188,237	15,200,138
Patterson Cos., Inc.	10,997	397,322
ResMed, Inc.	19,980	1,692,106
Stryker Corp.	44,753	6,929,555
Thermo Fisher Scientific, Inc.	55,732	10,582,392
Varian Medical Systems, Inc. (a)	12,797	1,422,387
Zimmer Biomet Holdings, Inc.	27,893	3,365,848

		98,297,126

Health Care – Services — 2.3%
Aetna, Inc.	45,347	8,180,145
Anthem, Inc.	35,699	8,032,632
Centene Corp. (a)	23,992	2,420,313
Cigna Corp.	34,273	6,960,504
DaVita, Inc. (a)	20,720	1,497,020
Envision Healthcare Corp. (a)	16,421	567,510
HCA Healthcare, Inc. (a)	39,271	3,449,565
Humana, Inc.	19,868	4,928,655
IQVIA Holdings, Inc. (a)	20,112	1,968,965
Laboratory Corp. of America Holdings (a)	14,244	2,272,060
Quest Diagnostics, Inc.	19,003	1,871,605
UnitedHealth Group, Inc.	134,724	29,701,253
Universal Health Services, Inc. Class B	12,409	1,406,560

		73,256,787

Household Products & Wares — 0.4%
Avery Dennison Corp.	12,150	1,395,549
Church & Dwight Co., Inc.	35,340	1,773,008
The Clorox Co.	18,053	2,685,203
Kimberly-Clark Corp.	48,923	5,903,049

		11,756,809

Pharmaceuticals — 5.7%
AbbVie, Inc.	221,683	21,438,963
Allergan PLC	46,291	7,572,282
AmerisourceBergen Corp.	22,727	2,086,793
Bristol-Myers Squibb Co.	227,605	13,947,634
Cardinal Health, Inc.	43,809	2,684,178

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	134,709	$11,377,522
Express Scripts Holding Co. (a)	78,779	5,880,065
Johnson & Johnson	373,517	52,187,795
McKesson Corp.	28,997	4,522,082
Merck & Co., Inc.	380,349	21,402,238
Mylan NV (a)	74,620	3,157,172
Perrigo Co. PLC	18,266	1,592,065
Pfizer, Inc.	828,673	30,014,536
Zoetis, Inc.	67,776	4,882,583

		182,745,908

		690,815,751

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	43,755	1,159,070

Energy — 6.0%
Oil & Gas — 4.9%
Anadarko Petroleum Corp.	76,386	4,097,345
Andeavor	20,093	2,297,434
Apache Corp.	53,102	2,241,966
Cabot Oil & Gas Corp.	63,950	1,828,970
Chesapeake Energy Corp. (a)	122,688	485,844
Chevron Corp.	264,127	33,066,059
Cimarex Energy Co.	13,344	1,628,101
Concho Resources, Inc. (a)	20,740	3,115,563
ConocoPhillips	166,475	9,137,813
Devon Energy Corp.	73,377	3,037,808
EOG Resources, Inc.	80,576	8,694,956
EQT Corp.	34,318	1,953,380
Exxon Mobil Corp.	589,184	49,279,350
Helmerich & Payne, Inc.	15,626	1,010,065
Hess Corp.	37,078	1,760,093
Marathon Oil Corp.	116,764	1,976,814
Marathon Petroleum Corp.	67,959	4,483,935
Newfield Exploration Co. (a)	27,352	862,409
Noble Energy, Inc.	67,696	1,972,661
Occidental Petroleum Corp.	106,524	7,846,558
Phillips 66	59,772	6,045,938
Pioneer Natural Resources Co.	23,598	4,078,914
Range Resources Corp.	30,184	514,939
Valero Energy Corp.	60,870	5,594,562

		157,011,477

Oil & Gas Services — 0.8%
Baker Hughes a GE Co.	58,874	1,862,773
Halliburton Co.	121,596	5,942,397
National Oilwell Varco, Inc.	52,350	1,885,647
Schlumberger Ltd.	192,679	12,984,638
TechnipFMC PLC	61,019	1,910,505

		24,585,960

Pipelines — 0.3%
Kinder Morgan, Inc.	267,247	4,829,153
ONEOK, Inc.	53,075	2,836,859

	Number of Shares	Value
The Williams Cos., Inc.	114,196	$3,481,836

		11,147,848

		192,745,285

Financial — 18.7%
Banks — 7.9%
Bank of America Corp.	1,348,648	39,812,089
The Bank of New York Mellon Corp.	142,221	7,660,023
BB&T Corp.	109,692	5,453,886
Capital One Financial Corp.	67,497	6,721,351
Citigroup, Inc.	367,594	27,352,670
Citizens Financial Group, Inc.	68,556	2,877,981
Comerica, Inc.	24,497	2,126,585
Fifth Third Bancorp	97,990	2,973,017
The Goldman Sachs Group, Inc.	48,782	12,427,702
Huntington Bancshares, Inc.	152,143	2,215,202
JP Morgan Chase & Co.	482,333	51,580,691
KeyCorp	149,556	3,016,544
M&T Bank Corp.	20,941	3,580,702
Morgan Stanley	193,528	10,154,414
Northern Trust Corp.	31,860	3,182,495
The PNC Financial Services Group, Inc.	66,075	9,533,962
Regions Financial Corp.	160,799	2,778,607
State Street Corp.	51,543	5,031,112
SunTrust Banks, Inc.	66,211	4,276,568
US Bancorp	219,028	11,735,520
Wells Fargo & Co.	616,179	37,383,580
Zions Bancorp	27,790	1,412,566

		253,287,267

Diversified Financial Services — 3.6%
Affiliated Managers Group, Inc.	7,553	1,550,253
Alliance Data Systems Corp.	6,671	1,690,965
American Express Co.	100,178	9,948,677
Ameriprise Financial, Inc.	20,531	3,479,389
BlackRock, Inc.	17,144	8,807,044
Cboe Global Markets, Inc.	15,631	1,947,466
The Charles Schwab Corp.	165,833	8,518,841
CME Group, Inc.	47,257	6,901,885
Discover Financial Services	50,664	3,897,075
E*TRADE Financial Corp. (a)	37,746	1,871,069
Franklin Resources, Inc.	45,645	1,977,798
Intercontinental Exchange, Inc.	81,311	5,737,304
Invesco Ltd.	56,438	2,062,245
Mastercard, Inc. Class A	129,142	19,546,933
Nasdaq, Inc.	16,456	1,264,315
Navient Corp.	35,142	468,092
Raymond James Financial, Inc.	18,004	1,607,757
Synchrony Financial	101,970	3,937,062
T. Rowe Price Group, Inc.	33,627	3,528,481
Visa, Inc. Class A	252,163	28,751,625

		117,494,276

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 4.3%
Aflac, Inc.	54,582	$4,791,208
The Allstate Corp.	49,842	5,218,956
American International Group, Inc.	125,178	7,458,105
Aon PLC	34,752	4,656,768
Arthur J Gallagher & Co.	25,278	1,599,592
Assurant, Inc.	7,302	736,334
Berkshire Hathaway, Inc. Class B (a)	267,418	53,007,596
Brighthouse Financial, Inc. (a)	13,415	786,656
Chubb Ltd.	64,541	9,431,376
Cincinnati Financial Corp.	20,360	1,526,389
Everest Re Group Ltd.	5,747	1,271,581
The Hartford Financial Services Group, Inc.	49,955	2,811,467
Lincoln National Corp.	30,659	2,356,757
Loews Corp.	38,282	1,915,248
Marsh & McLennan Cos., Inc.	70,940	5,773,807
MetLife, Inc.	146,344	7,399,153
Principal Financial Group, Inc.	37,610	2,653,762
The Progressive Corp.	80,800	4,550,656
Prudential Financial, Inc.	58,955	6,778,646
Torchmark Corp.	14,837	1,345,864
The Travelers Cos., Inc.	38,068	5,163,544
Unum Group	31,137	1,709,110
Willis Towers Watson PLC	18,383	2,770,134
XL Group Ltd.	34,807	1,223,814

		136,936,523

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	42,616	1,845,699

Real Estate Investment Trusts (REITS) — 2.8%
Alexandria Real Estate Equities, Inc.	13,388	1,748,339
American Tower Corp.	59,605	8,503,845
Apartment Investment & Management Co. Class A	22,110	966,428
AvalonBay Communities, Inc.	19,047	3,398,175
Boston Properties, Inc.	21,463	2,790,834
Crown Castle International Corp.	56,460	6,267,625
Digital Realty Trust, Inc.	28,584	3,255,718
Duke Realty Corp.	49,829	1,355,847
Equinix, Inc.	10,871	4,926,955
Equity Residential	50,604	3,227,017
Essex Property Trust, Inc.	9,177	2,215,052
Extra Space Storage, Inc.	17,605	1,539,557
Federal Realty Investment Trust	9,873	1,311,233
GGP, Inc.	87,903	2,056,051
HCP, Inc.	64,236	1,675,275
Host Hotels & Resorts, Inc.	102,769	2,039,965
Iron Mountain, Inc.	39,871	1,504,333
Kimco Realty Corp.	60,717	1,102,013
The Macerich Co.	15,373	1,009,699

	Number of Shares	Value
Mid-America Apartment Communities, Inc.	16,086	$1,617,608
Prologis, Inc.	73,878	4,765,870
Public Storage	20,793	4,345,737
Realty Income Corp.	38,969	2,222,012
Regency Centers Corp.	20,285	1,403,316
SBA Communications Corp. (a)	16,463	2,689,396
Simon Property Group, Inc.	43,239	7,425,866
SL Green Realty Corp.	13,547	1,367,299
UDR, Inc.	37,574	1,447,350
Ventas, Inc.	49,485	2,969,595
Vornado Realty Trust	23,759	1,857,479
Welltower, Inc.	51,484	3,283,135
Weyerhaeuser Co.	104,835	3,696,482

		89,985,106

Savings & Loans — 0.0%
People’s United Financial, Inc.	47,642	890,905

		600,439,776

Industrial — 10.0%
Aerospace & Defense — 2.5%
Arconic, Inc.	60,041	1,636,117
The Boeing Co.	77,838	22,955,205
General Dynamics Corp.	38,620	7,857,239
Harris Corp.	16,605	2,352,098
L3 Technologies, Inc.	10,840	2,144,694
Lockheed Martin Corp.	34,677	11,133,051
Northrop Grumman Corp.	24,191	7,424,460
Raytheon Co.	40,191	7,549,879
Rockwell Collins, Inc.	22,655	3,072,471
TransDigm Group, Inc.	6,698	1,839,405
United Technologies Corp.	103,279	13,175,302

		81,139,921

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	21,438	1,467,217
Johnson Controls International PLC	128,705	4,904,947
Martin Marietta Materials, Inc.	8,647	1,911,333
Masco Corp.	44,204	1,942,324
Vulcan Materials Co.	18,454	2,368,940

		12,594,761

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	5,850	1,029,600
AMETEK, Inc.	32,243	2,336,650
Emerson Electric Co.	89,373	6,228,405

		9,594,655

Electronics — 1.3%
Agilent Technologies, Inc.	45,137	3,022,825
Allegion PLC	13,548	1,077,879
Amphenol Corp. Class A	42,272	3,711,481
Corning, Inc.	121,039	3,872,038

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FLIR Systems, Inc.	18,686	$871,141
Fortive Corp.	42,615	3,083,195
Garmin Ltd.	15,910	947,759
Honeywell International, Inc.	105,941	16,247,112
Mettler-Toledo International, Inc. (a)	3,580	2,217,881
PerkinElmer, Inc.	15,475	1,131,532
TE Connectivity Ltd.	49,016	4,658,481
Waters Corp. (a)	11,127	2,149,625

		42,990,949

Engineering & Construction — 0.1%
Fluor Corp.	19,303	997,000
Jacobs Engineering Group, Inc.	16,892	1,114,196

		2,111,196

Environmental Controls — 0.2%
Republic Services, Inc.	31,838	2,152,567
Stericycle, Inc. (a)	11,528	783,789
Waste Management, Inc.	55,582	4,796,727

		7,733,083

Hand & Machine Tools — 0.2%
Snap-on, Inc.	8,029	1,399,455
Stanley Black & Decker, Inc.	21,182	3,594,373

		4,993,828

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	82,760	13,041,321

Machinery – Diversified — 0.6%
Cummins, Inc.	21,735	3,839,271
Deere & Co.	44,526	6,968,764
Flowserve Corp.	17,749	747,765
Rockwell Automation, Inc.	17,748	3,484,820
Roper Technologies, Inc.	14,163	3,668,217
Xylem, Inc.	24,525	1,672,605

		20,381,442

Miscellaneous – Manufacturing — 2.1%
3M Co.	82,964	19,527,237
A.O. Smith Corp.	19,945	1,222,230
Dover Corp.	21,674	2,188,857
Eaton Corp. PLC	61,261	4,840,232
General Electric Co.	1,206,183	21,047,893
Illinois Tool Works, Inc.	42,925	7,162,036
Ingersoll-Rand PLC	34,839	3,107,290
Parker-Hannifin Corp.	18,417	3,675,665
Pentair PLC	22,746	1,606,322
Textron, Inc.	36,786	2,081,720

		66,459,482

Packaging & Containers — 0.2%
Ball Corp.	48,580	1,838,753
Packaging Corp. of America	13,254	1,597,769
Sealed Air Corp.	25,276	1,246,107

	Number of Shares	Value
WestRock Co.	35,204	$2,225,245

		6,907,874

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	19,156	1,706,608
CSX Corp.	124,371	6,841,649
Expeditors International of Washington, Inc.	24,416	1,579,471
FedEx Corp.	34,336	8,568,205
J.B. Hunt Transport Services, Inc.	11,692	1,344,346
Kansas City Southern	14,398	1,514,958
Norfolk Southern Corp.	39,866	5,776,583
Union Pacific Corp.	109,508	14,685,023
United Parcel Service, Inc. Class B	95,606	11,391,455

		53,408,298

		321,356,810

Technology — 15.0%
Computers — 5.5%
Accenture PLC Class A	85,907	13,151,503
Apple, Inc.	713,941	120,820,236
Cognizant Technology Solutions Corp. Class A	81,997	5,823,427
CSRA, Inc.	22,283	666,707
DXC Technology Co.	39,429	3,741,812
Hewlett Packard Enterprise Co.	221,288	3,177,696
HP, Inc.	232,518	4,885,203
International Business Machines Corp.	119,739	18,370,357
NetApp, Inc.	37,404	2,069,189
Seagate Technology PLC	39,754	1,663,307
Western Digital Corp.	41,188	3,275,682

		177,645,119

Office & Business Equipment — 0.0%
Xerox Corp.	29,887	871,206

Semiconductors — 3.9%
Advanced Micro Devices, Inc. (a)	112,116	1,152,553
Analog Devices, Inc.	51,146	4,553,528
Applied Materials, Inc.	148,471	7,589,838
Broadcom Ltd.	56,560	14,530,264
Intel Corp.	650,813	30,041,528
KLA-Tencor Corp.	21,846	2,295,359
Lam Research Corp.	22,559	4,152,435
Microchip Technology, Inc.	32,588	2,863,833
Micron Technology, Inc. (a)	160,402	6,595,730
NVIDIA Corp.	84,277	16,307,600
Qorvo, Inc. (a)	17,575	1,170,495
QUALCOMM, Inc.	205,055	13,127,621
Skyworks Solutions, Inc.	25,619	2,432,524
Texas Instruments, Inc.	137,103	14,319,037
Xilinx, Inc.	34,626	2,334,485

		123,466,830

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 5.6%
Activision Blizzard, Inc.	105,240	$6,663,797
Adobe Systems, Inc. (a)	68,599	12,021,289
Akamai Technologies, Inc. (a)	23,697	1,541,253
ANSYS, Inc. (a)	11,639	1,717,800
Autodesk, Inc. (a)	30,229	3,168,906
CA, Inc.	43,823	1,458,430
Cadence Design Systems, Inc. (a)	38,689	1,617,974
Cerner Corp. (a)	44,019	2,966,440
Citrix Systems, Inc. (a)	19,897	1,750,936
Electronic Arts, Inc. (a)	42,891	4,506,129
Fidelity National Information Services, Inc.	46,523	4,377,349
Fiserv, Inc. (a)	29,041	3,808,146
Intuit, Inc.	33,810	5,334,542
Microsoft Corp.	1,072,785	91,766,029
Oracle Corp.	423,793	20,036,933
Paychex, Inc.	44,852	3,053,524
Red Hat, Inc. (a)	24,391	2,929,359
salesforce.com, Inc. (a)	95,558	9,768,894
Synopsys, Inc. (a)	20,692	1,763,786

		180,251,516

		482,234,671

Utilities — 2.9%
Electric — 2.7%
AES Corp.	93,108	1,008,360
Alliant Energy Corp.	31,773	1,353,848
Ameren Corp.	33,892	1,999,289
American Electric Power Co., Inc.	68,356	5,028,951
CenterPoint Energy, Inc.	60,656	1,720,204
CMS Energy Corp.	39,847	1,884,763
Consolidated Edison, Inc.	42,982	3,651,321
Dominion Energy, Inc.	89,328	7,240,928
DTE Energy Co.	25,217	2,760,253
Duke Energy Corp.	97,349	8,188,024
Edison International	45,845	2,899,238
Entergy Corp.	25,052	2,038,982
Eversource Energy	44,394	2,804,813
Exelon Corp.	133,596	5,265,018
FirstEnergy Corp.	61,644	1,887,539
NextEra Energy, Inc.	65,343	10,205,923
NRG Energy, Inc.	42,553	1,211,909
PG&E Corp.	70,841	3,175,802
Pinnacle West Capital Corp.	15,403	1,312,028
PPL Corp.	94,065	2,911,312
Public Service Enterprise Group, Inc.	70,366	3,623,849
SCANA Corp.	20,267	806,221
The Southern Co.	139,697	6,718,029
WEC Energy Group, Inc.	43,396	2,882,796
Xcel Energy, Inc.	70,223	3,378,429

		85,957,829

	Number of Shares	Value
Gas — 0.1%
NiSource, Inc.	46,630	$1,196,992
Sempra Energy	34,889	3,730,332

		4,927,324

Water — 0.1%
American Water Works Co., Inc.	24,644	2,254,679

		93,139,832

TOTAL COMMON STOCK (Cost $1,748,980,057)		3,171,050,410

TOTAL EQUITIES (Cost $1,748,980,057)		3,171,050,410

TOTAL LONG-TERM INVESTMENTS (Cost $1,748,980,057)		3,171,050,410

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, Dated 12/29/17, 0.540%, due 1/02/18 (b)	$12,997,416	12,997,416

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (c) 0.000% 2/01/18	2,180,000	2,177,702

TOTAL SHORT-TERM INVESTMENTS (Cost $15,175,276)		15,175,118

TOTAL INVESTMENTS — 99.2% (Cost $1,764,155,333) (d)		3,186,225,528

Other Assets/(Liabilities) — 0.8%		26,102,808

NET ASSETS — 100.0%		$3,212,328,336

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $12,998,196. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $13,262,090.
(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
S&P 500 E Mini Index	3/16/18	585	$78,378,149	$(105,149)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 97.7%
Basic Materials — 3.4%
Chemicals — 3.4%
CF Industries Holdings, Inc.	102,000	$4,339,080
DowDuPont, Inc.	139,800	9,956,556
Praxair, Inc.	62,964	9,739,272

		24,034,908

Communications — 4.0%
Media — 2.2%
Comcast Corp. Class A	145,000	5,807,250
Twenty-First Century Fox, Inc. Class B	278,000	9,485,360

		15,292,610

Telecommunications — 1.8%
Cisco Systems, Inc.	165,000	6,319,500
Verizon Communications, Inc.	124,700	6,600,371

		12,919,871

		28,212,481

Consumer, Cyclical — 11.5%
Apparel — 3.9%
NIKE, Inc. Class B	443,532	27,742,927

Lodging — 0.4%
Las Vegas Sands Corp.	45,000	3,127,050

Retail — 7.2%
Costco Wholesale Corp.	76,395	14,218,637
McDonald’s Corp.	69,601	11,979,724
The TJX Cos., Inc.	254,993	19,496,765
Wal-Mart Stores, Inc.	49,200	4,858,500

		50,553,626

		81,423,603

Consumer, Non-cyclical — 25.5%
Beverages — 5.4%
The Coca-Cola Co.	313,055	14,362,963
Diageo PLC	550,450	20,145,558
PepsiCo, Inc.	30,200	3,621,584

		38,130,105

Biotechnology — 0.5%
Gilead Sciences, Inc.	49,900	3,574,836

Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	227,315	17,150,917

Foods — 0.5%
Tyson Foods, Inc. Class A	48,000	3,891,360

Health Care – Products — 3.6%
Becton, Dickinson & Co.	27,800	5,950,868
Medtronic PLC	238,633	19,269,615

		25,220,483

	Number of Shares	Value
Health Care – Services — 3.0%
Anthem, Inc.	38,900	$8,752,889
UnitedHealth Group, Inc.	54,792	12,079,444

		20,832,333

Household Products & Wares — 0.5%
Kimberly-Clark Corp.	27,000	3,257,820

Pharmaceuticals — 9.6%
Bristol-Myers Squibb Co.	368,822	22,601,412
Cardinal Health, Inc.	241,363	14,788,311
GlaxoSmithKline PLC Sponsored ADR	16,000	567,520
Johnson & Johnson	35,900	5,015,948
McKesson Corp.	97,205	15,159,120
Merck & Co., Inc.	172,508	9,707,025

		67,839,336

		179,897,190

Energy — 3.2%
Oil & Gas — 3.2%
Hess Corp.	130,000	6,171,100
Occidental Petroleum Corp.	73,800	5,436,108
Total SA	195,000	10,759,182

		22,366,390

Financial — 27.0%
Banks — 8.5%
Fifth Third Bancorp	110,000	3,337,400
JP Morgan Chase & Co.	91,200	9,752,928
Morgan Stanley	182,600	9,581,022
The PNC Financial Services Group, Inc.	158,479	22,866,935
State Street Corp.	71,800	7,008,398
Wells Fargo & Co.	115,100	6,983,117

		59,529,800

Diversified Financial Services — 7.7%
American Express Co.	206,160	20,473,750
Ameriprise Financial, Inc.	18,800	3,186,036
BlackRock, Inc.	30,547	15,692,299
Visa, Inc. Class A	133,082	15,174,010

		54,526,095

Insurance — 7.5%
American International Group, Inc.	62,900	3,747,582
Brighthouse Financial, Inc. (a)	38,300	2,245,912
Chubb Ltd.	158,238	23,123,319
Loews Corp.	148,000	7,404,440
Marsh & McLennan Cos., Inc.	169,580	13,802,116
MetLife, Inc.	56,300	2,846,528

		53,169,897

Real Estate Investment Trusts (REITS) — 3.3%
Equity Residential	45,400	2,895,158

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Public Storage	97,067	$20,287,003

		23,182,161

		190,407,953

Industrial — 13.2%
Aerospace & Defense — 3.3%
The Boeing Co.	20,500	6,045,655
Harris Corp.	51,600	7,309,140
Lockheed Martin Corp.	30,844	9,902,466

		23,257,261

Building Materials — 1.0%
Johnson Controls International PLC	181,000	6,897,910

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	32,900	2,292,801

Transportation — 8.6%
Canadian National Railway Co.	212,231	17,500,194
Union Pacific Corp.	132,381	17,752,292
United Parcel Service, Inc. Class B	214,761	25,588,773

		60,841,259

		93,289,231

Technology — 8.4%
Computers — 2.5%
Accenture PLC Class A	114,441	17,519,773

Semiconductors — 1.0%
QUALCOMM, Inc.	107,200	6,862,944

Software — 4.9%
Microsoft Corp.	404,662	34,614,787

		58,997,504

Utilities — 1.5%
Electric — 1.5%
Exelon Corp.	47,000	1,852,270
PG&E Corp.	71,274	3,195,213
The Southern Co.	117,000	5,626,530

		10,674,013

TOTAL COMMON STOCK (Cost $605,764,332)		689,303,273

PREFERRED STOCK — 0.3%
Consumer, Non-cyclical — 0.3%
Health Care – Products — 0.3%
Becton Dickinson and Co. 6.125%	28,422	1,645,634

TOTAL PREFERRED STOCK (Cost $1,421,100)		1,645,634

TOTAL EQUITIES (Cost $607,185,432)		690,948,907

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,006	$1,006

TOTAL MUTUAL FUNDS (Cost $1,006)		1,006

TOTAL LONG-TERM INVESTMENTS (Cost $607,186,438)		690,949,913

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (b)	$19,166,647	19,166,647

TOTAL SHORT-TERM INVESTMENTS (Cost $19,166,647)		19,166,647

TOTAL INVESTMENTS — 100.7% (Cost $626,353,085) (c)		710,116,560

Other Assets/(Liabilities) — (0.7)%		(4,737,188)

NET ASSETS — 100.0%		$705,379,372

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $19,167,797. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $19,559,383.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 1.9%
Iron & Steel — 0.2%
Cleveland-Cliffs, Inc. (a)	49,349	$355,805

Mining — 1.7%
Rio Tinto PLC Sponsored ADR (b)	46,267	2,448,913

		2,804,718

Communications — 18.7%
Internet — 18.0%
Alibaba Group Holding Ltd. Sponsored ADR (a)	4,766	821,801
Alphabet, Inc. Class C (a)	8,904	9,317,146
Amazon.com, Inc. (a)	4,163	4,868,504
eBay, Inc. (a)	40,639	1,533,716
Facebook, Inc. Class A (a)	33,403	5,894,293
Okta, Inc. (a)	8,322	213,126
The Priceline Group, Inc. (a)	1,097	1,906,301
VeriSign, Inc. (a) (b)	15,317	1,752,878
Yandex NV Class A (a)	19,532	639,673

		26,947,438

Media — 0.7%
FactSet Research Systems, Inc.	5,328	1,027,025

		27,974,463

Consumer, Cyclical — 4.4%
Lodging — 0.8%
Las Vegas Sands Corp.	17,339	1,204,887

Retail — 3.6%
Domino’s Pizza, Inc.	2,852	538,914
The Home Depot, Inc.	16,883	3,199,835
O’Reilly Automotive, Inc. (a)	1,366	328,578
The TJX Cos., Inc.	16,818	1,285,904

		5,353,231

		6,558,118

Consumer, Non-cyclical — 16.0%
Biotechnology — 3.2%
Amgen, Inc.	8,361	1,453,978
Celgene Corp. (a)	15,396	1,606,726
Gilead Sciences, Inc.	24,098	1,726,381

		4,787,085

Commercial Services — 5.4%
Experian PLC	27,998	615,320
Gartner, Inc. (a)	8,570	1,055,396
Global Payments, Inc.	15,106	1,514,225
IHS Markit Ltd. (a)	29,173	1,317,161
PayPal Holdings, Inc. (a)	25,720	1,893,506
Worldpay, Inc. Class A (a) (b)	22,328	1,642,224

		8,037,832

	Number of Shares	Value
Health Care – Products — 1.5%
Danaher Corp.	10,786	$1,001,157
Edwards Lifesciences Corp. (a)	11,312	1,274,975

		2,276,132

Health Care – Services — 3.2%
Aetna, Inc.	11,359	2,049,050
Anthem, Inc.	8,543	1,922,261
ICON PLC (a)	8,167	915,929

		4,887,240

Pharmaceuticals — 2.7%
Allergan PLC	3,214	525,746
Bristol-Myers Squibb Co.	18,189	1,114,622
Johnson & Johnson	9,976	1,393,847
McKesson Corp.	6,217	969,541

		4,003,756

		23,992,045

Energy — 3.2%
Oil & Gas — 2.3%
BP PLC Sponsored ADR	34,908	1,467,183
Chevron Corp.	7,652	957,954
Pioneer Natural Resources Co.	5,522	954,478

		3,379,615

Oil & Gas Services — 0.9%
Baker Hughes a GE Co.	21,430	678,045
Schlumberger Ltd.	10,815	728,823

		1,406,868

		4,786,483

Financial — 12.5%
Banks — 3.0%
Bank of America Corp.	53,689	1,584,899
Citigroup, Inc.	23,304	1,734,051
JP Morgan Chase & Co.	10,309	1,102,444

		4,421,394

Diversified Financial Services — 7.8%
Alliance Data Systems Corp.	4,115	1,043,070
American Express Co.	24,015	2,384,930
Intercontinental Exchange, Inc.	23,264	1,641,508
Mastercard, Inc. Class A	18,605	2,816,053
Visa, Inc. Class A	33,355	3,803,137

		11,688,698

Insurance — 0.7%
MetLife, Inc.	19,363	978,993

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	10,761	1,535,272

		18,624,357

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 10.9%
Electrical Components & Equipment — 1.1%
Emerson Electric Co.	23,091	$1,609,212

Electronics — 1.7%
Fortive Corp.	19,400	1,403,590
Honeywell International, Inc.	7,639	1,171,517

		2,575,107

Machinery – Construction & Mining — 2.1%
Caterpillar, Inc.	19,790	3,118,508

Machinery – Diversified — 3.5%
Cummins, Inc.	11,135	1,966,886
Rockwell Automation, Inc.	11,279	2,214,632
Roper Technologies, Inc.	3,936	1,019,424

		5,200,942

Miscellaneous – Manufacturing — 2.5%
Dover Corp.	18,968	1,915,578
Parker-Hannifin Corp.	9,337	1,863,479

		3,779,057

		16,282,826

Technology — 32.5%
Computers — 10.0%
Apple, Inc.	62,456	10,569,429
Check Point Software Technologies Ltd. (a)	9,239	957,345
International Business Machines Corp.	12,763	1,958,099
NetApp, Inc.	26,890	1,487,555

		14,972,428

Semiconductors — 7.7%
Analog Devices, Inc.	11,925	1,061,683
Applied Materials, Inc.	36,353	1,858,365
KLA-Tencor Corp.	4,066	427,214
Maxim Integrated Products, Inc.	24,864	1,299,890
QUALCOMM, Inc.	23,394	1,497,684
Teradyne, Inc.	25,624	1,072,877
Texas Instruments, Inc.	29,264	3,056,332
Xilinx, Inc.	17,854	1,203,717

		11,477,762

Software — 14.8%
Adobe Systems, Inc. (a)	8,054	1,411,383
Atlassian Corp. PLC Class A (a)	8,040	365,981
Autodesk, Inc. (a)	7,882	826,270
Electronic Arts, Inc. (a)	8,553	898,578
Fiserv, Inc. (a)	4,571	599,395
Guidewire Software, Inc. (a)	4,055	301,124
Intuit, Inc.	9,034	1,425,384
Microsoft Corp.	109,426	9,360,300
Oracle Corp.	56,699	2,680,729
salesforce.com, Inc. (a)	8,230	841,353

	Number of Shares	Value
ServiceNow, Inc. (a)	8,792	$1,146,389
SS&C Technologies Holdings, Inc	30,599	1,238,648
Workday, Inc. Class A (a)	10,747	1,093,400

		22,188,934

		48,639,124

TOTAL COMMON STOCK (Cost $117,320,565)		149,662,134

TOTAL EQUITIES (Cost $117,320,565)		149,662,134

MUTUAL FUNDS — 3.2%
Diversified Financial Services — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)	4,724,422	4,724,422

TOTAL MUTUAL FUNDS (Cost $4,724,422)		4,724,422

TOTAL LONG-TERM INVESTMENTS (Cost $122,044,987)		154,386,556

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (d)	$142,449	142,449

Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	19,489	19,489

TOTAL SHORT-TERM INVESTMENTS (Cost $161,938)		161,938

TOTAL INVESTMENTS — 103.4% (Cost $122,206,925) (e)		154,548,494

Other Assets/(Liabilities) — (3.4)%		(5,043,846)

NET ASSETS — 100.0%		$149,504,648

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $4,626,242 or 3.09% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $142,458. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $150,059.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 0.4%
Chemicals — 0.4%
DowDuPont, Inc.	17,110	$1,218,574
The Sherwin-Williams Co.	19,200	7,872,768

		9,091,342

Communications — 31.0%
Internet — 28.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	629,812	108,598,483
Alphabet, Inc. Class A (a)	50,175	52,854,345
Alphabet, Inc. Class C (a)	84,616	88,542,183
Amazon.com, Inc. (a)	163,277	190,947,553
Ctrip.com International Ltd. ADR (a)	83,820	3,696,462
Facebook, Inc. Class A (a)	752,455	132,778,209
Netflix, Inc. (a)	71,200	13,667,552
The Priceline Group, Inc. (a)	30,100	52,305,974
Symantec Corp.	80,100	2,247,606
Tencent Holdings Ltd.	689,400	35,638,521

		681,276,888

Media — 0.6%
FactSet Research Systems, Inc.	80,323	15,483,062

Telecommunications — 1.9%
Cisco Systems, Inc.	1,153,960	44,196,668

		740,956,618

Consumer, Cyclical — 7.1%
Airlines — 1.6%
Alaska Air Group, Inc.	98,400	7,233,384
American Airlines Group, Inc.	461,853	24,030,212
Delta Air Lines, Inc.	94,109	5,270,104
United Continental Holdings, Inc. (a)	12,900	869,460

		37,403,160

Auto Manufacturers — 0.5%
Ferrari NV	36,600	3,837,144
Tesla, Inc. (a)	28,028	8,726,518

		12,563,662

Auto Parts & Equipment — 0.1%
Aptiv PLC	27,600	2,341,308

Leisure Time — 0.4%
Norwegian Cruise Line Holdings Ltd. (a)	21,300	1,134,225
Royal Caribbean Cruises Ltd.	63,800	7,610,064

		8,744,289

Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	60,451	4,827,617

	Number of Shares	Value
Marriott International, Inc. Class A	124,590	$16,910,600
MGM Resorts International	2,700	90,153

		21,828,370

Retail — 3.6%
Costco Wholesale Corp.	1,000	186,120
Dollar General Corp.	80,800	7,515,208
The Home Depot, Inc.	79,600	15,086,588
Lowe’s Cos., Inc.	5,100	473,994
McDonald’s Corp.	43,100	7,418,372
O’Reilly Automotive, Inc. (a)	670	161,162
Ross Stores, Inc.	147,000	11,796,750
Starbucks Corp.	6,300	361,809
Tapestry, Inc.	7,500	331,725
The TJX Cos., Inc.	6,900	527,574
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,400	536,784
Yum China Holdings, Inc.	298,894	11,961,738
Yum! Brands, Inc.	371,156	30,290,041

		86,647,865

		169,528,654

Consumer, Non-cyclical — 22.7%
Agriculture — 0.2%
Philip Morris International, Inc.	50,600	5,345,890

Beverages — 2.9%
The Coca-Cola Co.	556,802	25,546,076
Constellation Brands, Inc. Class A	13,100	2,994,267
Monster Beverage Corp. (a)	638,294	40,397,627

		68,937,970

Biotechnology — 3.8%
Alexion Pharmaceuticals, Inc. (a)	123,833	14,809,189
Amgen, Inc.	94,938	16,509,718
Biogen, Inc. (a)	35,900	11,436,663
Celgene Corp. (a)	31,454	3,282,539
Illumina, Inc. (a)	2,191	478,712
Incyte Corp. (a)	9,500	899,745
Regeneron Pharmaceuticals, Inc. (a)	58,624	22,040,279
Vertex Pharmaceuticals, Inc. (a)	152,500	22,853,650

		92,310,495

Commercial Services — 2.3%
Automatic Data Processing, Inc.	69,836	8,184,081
Cintas Corp.	16,200	2,524,446
CoStar Group, Inc. (a)	2,900	861,155
FleetCor Technologies, Inc. (a)	24,600	4,733,778
Global Payments, Inc.	102,700	10,294,648
IHS Markit Ltd. (a)	4,265	192,564
PayPal Holdings, Inc. (a)	269,200	19,818,504
S&P Global, Inc.	26,300	4,455,220
Worldpay, Inc. Class A (a)	46,900	3,449,495

		54,513,891

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	279,520	$25,682,298

Foods — 1.3%
Danone SA Sponsored ADR	1,851,544	31,050,393

Health Care – Products — 4.9%
Becton, Dickinson & Co.	105,110	22,499,847
Danaher Corp.	184,000	17,078,880
Intuitive Surgical, Inc. (a)	54,600	19,925,724
Stryker Corp.	142,000	21,987,280
Thermo Fisher Scientific, Inc.	79,008	15,002,039
Varian Medical Systems, Inc. (a)	189,595	21,073,484

		117,567,254

Health Care – Services — 3.7%
Aetna, Inc.	74,372	13,415,965
Anthem, Inc.	36,800	8,280,368
Cigna Corp.	82,600	16,775,234
Humana, Inc.	35,400	8,781,678
UnitedHealth Group, Inc.	184,700	40,718,962

		87,972,207

Pharmaceuticals — 2.5%
Allergan PLC	593	97,003
Merck & Co., Inc.	167,672	9,434,903
Novartis AG Sponsored ADR	203,969	17,125,237
Novo Nordisk A/S Sponsored ADR	598,052	32,097,451
Shire PLC ADR	1,009	156,516
Zoetis, Inc.	18,800	1,354,352

		60,265,462

		543,645,860

Energy — 1.2%
Oil & Gas Services — 1.2%
Schlumberger Ltd.	424,541	28,609,818

Financial — 13.3%
Banks — 2.5%
The Bank of New York Mellon Corp.	21,100	1,136,446
Citigroup, Inc.	20,600	1,532,846
First Republic Bank	1,622	140,530
JP Morgan Chase & Co.	99,200	10,608,448
Morgan Stanley	642,800	33,727,716
State Street Corp.	126,600	12,357,426

		59,503,412

Diversified Financial Services — 9.3%
American Express Co.	144,709	14,371,051
Ameriprise Financial, Inc.	15,100	2,558,997
The Charles Schwab Corp.	109,800	5,640,426
Intercontinental Exchange, Inc.	212,091	14,965,141
Mastercard, Inc. Class A	254,600	38,536,256
SEI Investments Co.	430,570	30,940,760
TD Ameritrade Holding Corp.	427,509	21,858,535

	Number of Shares	Value
Visa, Inc. Class A	822,705	$93,804,824

		222,675,990

Insurance — 0.7%
Chubb Ltd.	7,300	1,066,749
Marsh & McLennan Cos., Inc.	30,600	2,490,534
The Progressive Corp.	45,900	2,585,088
Willis Towers Watson PLC	71,572	10,785,185

		16,927,556

Real Estate Investment Trusts (REITS) — 0.8%
American Tower Corp.	86,743	12,375,624
Equinix, Inc.	9,832	4,456,059
SBA Communications Corp. (a)	4,800	784,128

		17,615,811

		316,722,769

Industrial — 7.0%
Aerospace & Defense — 2.1%
The Boeing Co.	143,600	42,349,076
Harris Corp.	21,400	3,031,310
Northrop Grumman Corp.	11,300	3,468,083
Raytheon Co.	900	169,065

		49,017,534

Electronics — 0.9%
Agilent Technologies, Inc.	9,400	629,518
Fortive Corp.	125,150	9,054,603
Honeywell International, Inc.	75,000	11,502,000

		21,186,121

Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	32,400	5,497,956

Machinery – Diversified — 1.5%
Deere & Co.	180,218	28,205,919
Roper Technologies, Inc.	33,600	8,702,400

		36,908,319

Miscellaneous – Manufacturing — 0.0%
Textron, Inc.	2,500	141,475

Packaging & Containers — 0.0%
Ball Corp.	10,234	387,357

Transportation — 2.3%
Canadian Pacific Railway Ltd.	17,100	3,125,196
CSX Corp.	26,300	1,446,763
Expeditors International of Washington, Inc.	418,668	27,083,633
FedEx Corp.	2,100	524,034
Union Pacific Corp.	3,000	402,300
United Parcel Service, Inc. Class B	180,221	21,473,332

		54,055,258

		167,194,020

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 16.6%
Computers — 1.3%
Apple, Inc.	190,047	$32,161,654

Semiconductors — 2.6%
Analog Devices, Inc.	48,032	4,276,289
ASML Holding NV	9,200	1,599,144
Broadcom Ltd.	56,254	14,451,652
Lam Research Corp.	5,900	1,086,013
Microchip Technology, Inc.	48,900	4,297,332
QUALCOMM, Inc.	472,084	30,222,818
Texas Instruments, Inc.	44,500	4,647,580
Xilinx, Inc.	9,051	610,218

		61,191,046

Software — 12.7%
Activision Blizzard, Inc.	44,100	2,792,412
Autodesk, Inc. (a)	297,576	31,194,892
Cerner Corp. (a)	298,617	20,123,800
Electronic Arts, Inc. (a)	69,900	7,343,694
Fidelity National Information Services, Inc.	72,500	6,821,525
Fiserv, Inc. (a)	95,000	12,457,350
Intuit, Inc.	95,570	15,079,035
Microsoft Corp.	1,096,249	93,773,139
Oracle Corp.	947,101	44,778,935
Red Hat, Inc. (a)	88,690	10,651,669
salesforce.com, Inc. (a)	250,900	25,649,507
ServiceNow, Inc. (a)	165,200	21,540,428
VMware, Inc. Class A (a)	23,300	2,919,956
Workday, Inc. Class A (a)	72,669	7,393,344

		302,519,686

		395,872,386

Utilities — 0.1%
Electric — 0.1%
NextEra Energy, Inc.	10,300	1,608,757

Gas — 0.0%
Sempra Energy	10,900	1,165,428

		2,774,185

TOTAL COMMON STOCK (Cost $1,578,278,586)		2,374,395,652

TOTAL EQUITIES (Cost $1,578,278,586)		2,374,395,652

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,027	$1,027

TOTAL MUTUAL FUNDS (Cost $1,027)		1,027

TOTAL LONG-TERM INVESTMENTS (Cost $1,578,279,613)		2,374,396,679

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (b)	$4,356,420	4,356,420

Time Deposit — 0.3%
Euro Time Deposit 0.120% 1/02/18	8,298,079	8,298,079

TOTAL SHORT-TERM INVESTMENTS (Cost $12,654,499)		12,654,499

TOTAL INVESTMENTS — 99.9% (Cost $1,590,934,112) (c)		2,387,051,178

Other Assets/(Liabilities) — 0.1%		2,204,648

NET ASSETS — 100.0%		$2,389,255,826

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $4,356,682. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $4,444,844.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Communications — 32.5%
Internet — 29.6%
Alibaba Group Holding Ltd. Sponsored ADR (a)	137,000	$23,622,910
Alphabet, Inc. Class A (a)	32,004	33,713,014
Alphabet, Inc. Class C (a)	9,172	9,597,581
Amazon.com, Inc. (a)	25,900	30,289,273
Baidu, Inc. Sponsored ADR (a)	71,800	16,816,278
eBay, Inc. (a)	335,269	12,653,052
Facebook, Inc. Class A (a)	208,760	36,837,789
Netflix, Inc. (a)	96,500	18,524,140
Palo Alto Networks, Inc. (a)	76,500	11,087,910
The Priceline Group, Inc. (a)	9,500	16,508,530
Symantec Corp.	310,068	8,700,508
TripAdvisor, Inc. (a) (b)	206,470	7,114,956

		225,465,941

Media — 1.9%
Liberty Global PLC Series A (a)	78,599	2,816,988
Liberty Global PLC Series C (a)	342,125	11,577,510

		14,394,498

Telecommunications — 1.0%
Arista Networks, Inc. (a)	33,087	7,794,636

		247,655,075

Consumer, Cyclical — 3.7%
Retail — 3.7%
Chipotle Mexican Grill, Inc. (a)	5,415	1,565,097
Dollar General Corp.	91,962	8,553,386
Domino’s Pizza, Inc.	8,598	1,624,678
Liberty Interactive Corp. QVC Group Class A (a)	402,603	9,831,565
Starbucks Corp.	117,000	6,719,310

		28,294,036

Consumer, Non-cyclical — 23.2%
Beverages — 1.6%
Monster Beverage Corp. (a)	197,000	12,468,130

Biotechnology — 12.2%
Alexion Pharmaceuticals, Inc. (a)	88,500	10,583,715
Biogen, Inc. (a)	65,773	20,953,305
BioMarin Pharmaceutical, Inc. (a)	90,500	8,069,885
Celgene Corp. (a)	124,514	12,994,281
Illumina, Inc. (a)	75,961	16,596,719
Incyte Corp. (a)	102,400	9,698,304
Loxo Oncology, Inc. (a) (b)	44,686	3,761,667

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	27,500	$10,338,900

		92,996,776

Commercial Services — 4.5%
CoStar Group, Inc. (a)	28,165	8,363,597
PayPal Holdings, Inc. (a)	347,496	25,582,656

		33,946,253

Health Care – Products — 2.5%
DENTSPLY SIRONA, Inc.	168,235	11,074,910
Edwards Lifesciences Corp. (a)	73,000	8,227,830

		19,302,740

Health Care – Services — 1.6%
IQVIA Holdings, Inc. (a)	121,450	11,889,955

Pharmaceuticals — 0.8%
Allergan PLC	35,414	5,793,022

		176,396,876

Financial — 18.4%
Diversified Financial Services — 15.3%
The Charles Schwab Corp.	494,458	25,400,307
CME Group, Inc.	54,806	8,004,416
Intercontinental Exchange, Inc.	188,610	13,308,322
Mastercard, Inc. Class A	118,282	17,903,163
Visa, Inc. Class A	456,480	52,047,850

		116,664,058

Real Estate Investment Trusts (REITS) — 3.1%
Crown Castle International Corp.	142,742	15,845,789
Equinix, Inc.	16,002	7,252,427

		23,098,216

		139,762,274

Industrial — 1.8%
Transportation — 1.8%
FedEx Corp.	55,050	13,737,177

Technology — 18.3%
Semiconductors — 1.9%
Applied Materials, Inc.	143,427	7,331,988
ASML Holding NV	42,479	7,383,700

		14,715,688

Software — 16.4%
Activision Blizzard, Inc.	121,000	7,661,720
Adobe Systems, Inc. (a)	113,100	19,819,644
Electronic Arts, Inc. (a)	84,538	8,881,562
Microsoft Corp.	263,399	22,531,151
salesforce.com, Inc. (a)	243,000	24,841,890
ServiceNow, Inc. (a)	155,500	20,275,645
Splunk, Inc. (a)	118,500	9,816,540

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Take-Two Interactive Software, Inc. (a)	99,439	$10,916,413

		124,744,565

		139,460,253

TOTAL COMMON STOCK (Cost $510,114,299)		745,305,691

TOTAL EQUITIES (Cost $510,114,299)		745,305,691

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)	10,399,230	10,399,230

TOTAL MUTUAL FUNDS (Cost $10,399,230)		10,399,230

TOTAL LONG-TERM INVESTMENTS (Cost $520,513,529)		755,704,921

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (d)	$19,599,633	19,599,633

Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	445	445

TOTAL SHORT-TERM INVESTMENTS (Cost $19,600,078)		19,600,078

TOTAL INVESTMENTS — 101.8% (Cost $540,113,607) (e)		775,304,999

Other Assets/(Liabilities) — (1.8)%		(14,072,868)

NET ASSETS — 100.0%		$761,232,131

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $10,170,157 or 1.34% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $19,600,808. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $19,994,036.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 1.7%
Chemicals — 0.7%
Huntsman Corp.	11,720	$390,159
Venator Materials PLC (a)	12,490	276,279

		666,438

Mining — 1.0%
Alcoa Corp. (a)	7,135	384,362
HudBay Minerals, Inc.	22,815	200,772
Newmont Mining Corp.	8,240	309,165

		894,299

		1,560,737

Communications — 0.8%
Internet — 0.4%
Twitter, Inc. (a)	15,295	367,233

Media — 0.2%
Meredith Corp.	3,115	205,746

Telecommunications — 0.2%
CenturyLink, Inc.	9,839	164,114

		737,093

Consumer, Cyclical — 8.2%
Airlines — 0.4%
JetBlue Airways Corp. (a)	18,290	408,599

Apparel — 0.5%
Ralph Lauren Corp.	1,825	189,234
Wolverine World Wide, Inc.	9,785	311,946

		501,180

Auto Manufacturers — 1.1%
Honda Motor Co. Ltd. Sponsored ADR	20,011	681,975
PACCAR, Inc.	4,309	306,284

		988,259

Auto Parts & Equipment — 0.7%
Aptiv PLC	6,466	548,511
Visteon Corp. (a)	1,011	126,516

		675,027

Distribution & Wholesale — 0.5%
Triton International Ltd.	11,435	428,241

Entertainment — 0.4%
Lions Gate Entertainment Corp. Class B (a)	13,180	418,333

Food Services — 0.2%
Aramark	4,480	191,475

Home Builders — 0.7%
PulteGroup, Inc.	15,426	512,915

	Number of Shares	Value
Toll Brothers, Inc.	2,765	$132,775

		645,690

Lodging — 0.5%
Caesars Entertainment Corp. (a)	38,720	489,808

Retail — 3.2%
Advance Auto Parts, Inc.	7,559	753,556
Burlington Stores, Inc. (a)	2,095	257,748
The Children’s Place, Inc.	1,885	273,985
Darden Restaurants, Inc.	1,695	162,754
MSC Industrial Direct Co., Inc. Class A	7,644	738,869
PVH Corp.	1,975	270,990
Target Corp.	8,328	543,402

		3,001,304

		7,747,916

Consumer, Non-cyclical — 18.2%
Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	6,563	637,005

Commercial Services — 0.1%
United Rentals, Inc. (a)	735	126,354

Foods — 8.5%
Conagra Brands, Inc.	33,211	1,251,058
General Mills, Inc.	17,823	1,056,726
The J.M. Smucker Co.	4,811	597,719
Kellogg Co.	13,156	894,345
Mondelez International, Inc. Class A	25,587	1,095,123
Nomad Foods Ltd. (a)	20,385	344,710
Orkla ASA	67,931	720,132
Pinnacle Foods, Inc.	10,070	598,863
Sysco Corp.	15,806	959,898
Tyson Foods, Inc. Class A	1,695	137,414
US Foods Holding Corp. (a)	10,090	322,174

		7,978,162

Health Care – Products — 3.1%
Baxter International, Inc.	3,010	194,566
Henry Schein, Inc. (a)	4,848	338,778
QIAGEN NV	5,705	176,456
STERIS PLC	5,997	524,558
Zimmer Biomet Holdings, Inc.	13,614	1,642,801

		2,877,159

Health Care – Services — 3.0%
Encompass Health Corp.	4,390	216,910
HCA Healthcare, Inc. (a)	8,412	738,910
Humana, Inc.	1,555	385,749
ICON PLC (a)	1,330	149,160
LifePoint Health, Inc. (a)	15,738	783,752
Quest Diagnostics, Inc.	5,806	571,833

		2,846,314

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.1%
Avery Dennison Corp.	1,110	$127,494

Pharmaceuticals — 2.7%
Cardinal Health, Inc.	14,488	887,680
Express Scripts Holding Co. (a)	8,799	656,757
McKesson Corp.	3,847	599,940
Perrigo Co. PLC	4,495	391,784

		2,536,161

		17,128,649

Energy — 13.0%
Coal — 0.2%
Arch Coal, Inc. Class A	2,495	232,434

Oil & Gas — 9.8%
Anadarko Petroleum Corp.	13,157	705,741
Cimarex Energy Co.	3,174	387,260
Devon Energy Corp.	15,683	649,276
Energen Corp. (a)	12,510	720,201
EQT Corp.	15,943	907,476
Helmerich & Payne, Inc.	7,683	496,629
Hess Corp.	9,075	430,790
Imperial Oil Ltd.	36,820	1,149,124
Marathon Petroleum Corp.	8,714	574,950
Noble Energy, Inc.	31,318	912,606
Occidental Petroleum Corp.	13,323	981,372
Precision Drilling Corp. (a)	114,660	346,273
SM Energy Co.	13,620	300,730
WPX Energy, Inc. (a)	44,260	622,738

		9,185,166

Oil & Gas Services — 2.4%
Baker Hughes a GE Co.	28,117	889,622
Halliburton Co.	8,941	436,947
National Oilwell Varco, Inc.	25,374	913,971

		2,240,540

Pipelines — 0.6%
Spectra Energy Partners LP (b)	9,564	378,161
Targa Resources Corp.	3,595	174,070

		552,231

		12,210,371

Financial — 26.9%
Banks — 9.8%
Bank of Hawaii Corp.	6,084	521,399
BB&T Corp.	23,644	1,175,580
Citizens Financial Group, Inc.	21,225	891,026
Comerica, Inc.	9,924	861,502
Commerce Bancshares, Inc.	11,080	618,707
F.N.B. Corp.	26,050	360,011
KeyCorp	12,585	253,839
M&T Bank Corp.	5,160	882,308
Northern Trust Corp.	17,413	1,739,385

	Number of Shares	Value
The PNC Financial Services Group, Inc.	3,354	$483,949
SunTrust Banks, Inc.	9,021	582,666
UMB Financial Corp.	3,193	229,641
Westamerica Bancorp.	11,529	686,552

		9,286,565

Diversified Financial Services — 3.7%
Ameriprise Financial, Inc.	5,636	955,133
E*TRADE Financial Corp. (a)	4,295	212,903
Invesco Ltd.	34,342	1,254,857
Lazard Ltd. Class A	9,305	488,512
Synchrony Financial	5,265	203,282
T. Rowe Price Group, Inc.	3,448	361,798

		3,476,485

Insurance — 5.5%
Aflac, Inc.	4,734	415,550
Arthur J Gallagher & Co.	7,114	450,174
Athene Holding Ltd. Class A (a)	5,225	270,185
Brown & Brown, Inc.	6,379	328,263
Chubb Ltd.	7,121	1,040,592
CNA Financial Corp.	2,405	127,585
The Hartford Financial Services Group, Inc.	9,380	527,906
Loews Corp.	6,540	327,196
ProAssurance Corp.	5,123	292,779
Reinsurance Group of America, Inc.	3,261	508,488
Torchmark Corp.	2,646	240,019
The Travelers Cos., Inc.	1,412	191,524
Unum Group	9,265	508,556

		5,228,817

Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	6,486	280,909

Real Estate Investment Trusts (REITS) — 7.0%
American Tower Corp.	4,509	643,299
Boston Properties, Inc.	3,087	401,403
Digital Realty Trust, Inc.	2,343	266,868
Empire State Realty Trust, Inc. Class A	11,066	227,185
EPR Properties	3,145	205,872
Gaming and Leisure Properties, Inc.	8,900	329,300
Host Hotels & Resorts, Inc.	21,895	434,616
Liberty Property Trust	12,005	516,335
Medical Properties Trust, Inc.	36,905	508,551
MGM Growth Properties LLC Class A	14,953	435,880
Piedmont Office Realty Trust, Inc. Class A	44,214	867,036
SL Green Realty Corp.	2,100	211,953
Weyerhaeuser Co.	42,798	1,509,057

		6,557,355

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 0.6%
Capitol Federal Financial, Inc.	40,111	$537,888

		25,368,019

Industrial — 17.4%
Building Materials — 2.1%
JELD-WEN Holding, Inc. (a)	4,145	163,189
Johnson Controls International PLC	46,398	1,768,228

		1,931,417

Electrical Components & Equipment — 2.7%
Belden, Inc.	6,655	513,566
Emerson Electric Co.	14,068	980,399
Hubbell, Inc.	7,920	1,071,893

		2,565,858

Electronics — 2.0%
Keysight Technologies, Inc. (a)	19,659	817,815
Koninklijke Philips NV	3,220	121,817
Orbotech Ltd. (a)	2,850	143,184
PerkinElmer, Inc.	1,370	100,174
TE Connectivity Ltd.	7,227	686,854

		1,869,844

Engineering & Construction — 0.7%
KBR, Inc.	33,250	659,348

Environmental Controls — 0.5%
Republic Services, Inc.	7,561	511,199

Machinery – Construction & Mining — 1.0%
CNH Industrial NV	32,015	429,001
Terex Corp.	11,550	556,941

		985,942

Machinery – Diversified — 0.7%
Cummins, Inc.	3,677	649,505

Miscellaneous – Manufacturing — 2.4%
Eaton Corp. PLC	8,354	660,050
Ingersoll-Rand PLC	7,175	639,938
Parker-Hannifin Corp.	987	196,986
Textron, Inc.	13,743	777,716

		2,274,690

Packaging & Containers — 3.8%
Bemis Co., Inc.	10,003	478,043
Graphic Packaging Holding Co.	57,687	891,264
Sonoco Products Co.	12,893	685,134
WestRock Co.	24,041	1,519,632

		3,574,073

Transportation — 1.3%
Atlas Air Worldwide Holdings, Inc. (a)	2,190	128,443
Heartland Express, Inc.	29,440	687,130
Norfolk Southern Corp.	2,587	374,856

		1,190,429

	Number of Shares	Value
Trucking & Leasing — 0.2%
GATX Corp.	3,200	$198,912

		16,411,217

Technology — 5.2%
Computers — 0.5%
Leidos Holdings, Inc.	3,670	236,972
NetApp, Inc.	4,925	272,451

		509,423

Semiconductors — 4.1%
Applied Materials, Inc.	15,129	773,394
Lam Research Corp.	3,024	556,628
Maxim Integrated Products, Inc.	18,274	955,365
Micron Technology, Inc. (a)	4,210	173,115
Microsemi Corp. (a)	9,065	468,207
Teradyne, Inc.	20,057	839,787
Xilinx, Inc.	1,230	82,927

		3,849,423

Software — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	20,850	303,367
Verint Systems, Inc. (a)	5,475	229,129

		532,496

		4,891,342

Utilities — 6.7%
Electric — 5.7%
Ameren Corp.	5,678	334,945
Edison International	7,921	500,924
Entergy Corp.	7,225	588,043
Eversource Energy	4,972	314,131
Exelon Corp.	9,940	391,735
NorthWestern Corp.	11,404	680,819
PG&E Corp.	4,124	184,879
Pinnacle West Capital Corp.	5,896	502,221
Public Service Enterprise Group, Inc.	13,735	707,353
Vistra Energy Corp. (a)	10,800	197,856
Xcel Energy, Inc.	20,813	1,001,313

		5,404,219

Gas — 1.0%
Atmos Energy Corp.	4,804	412,616
Spire, Inc.	6,803	511,245

		923,861

		6,328,080

TOTAL COMMON STOCK (Cost $81,859,582)		92,383,424

TOTAL EQUITIES (Cost $81,859,582)		92,383,424

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.4%
Diversified Financial Services — 1.4%
iShares Russell Mid-Cap Value ETF	15,044	$1,341,172

TOTAL MUTUAL FUNDS (Cost $1,279,808)		1,341,172

TOTAL LONG-TERM INVESTMENTS (Cost $83,139,390)		93,724,596

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (c)	$2,929,290	2,929,290

TOTAL SHORT-TERM INVESTMENTS (Cost $2,929,290)		2,929,290

TOTAL INVESTMENTS — 102.6% (Cost $86,068,680) (d)		96,653,886

Other Assets/(Liabilities) — (2.6)%		(2,418,432)

NET ASSETS — 100.0%		$94,235,454

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $2,929,465. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $2,996,001.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at December 31, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
JPY	45,366,978	Credit Suisse International	3/30/18	$405,316	$901

NOK	4,985,966	JP Morgan Chase Bank N.A.	3/28/18	596,813	(11,873)

CAD	1,203,057	Morgan Stanley & Co. LLC	3/29/18	936,674	(21,488)

EUR	87,447	UBS AG	3/29/18	103,622	(1,847)

				$2,042,425	$(34,307)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 9.0%
Chemicals — 3.0%
Orion Engineered Carbons SA	69,440	$1,777,664
PolyOne Corp.	58,419	2,541,226
Sensient Technologies Corp.	18,060	1,321,089

		5,639,979

Forest Products & Paper — 1.4%
Deltic Timber Corp.	16,100	1,473,955
Neenah Paper, Inc.	12,170	1,103,211

		2,577,166

Iron & Steel — 1.7%
Allegheny Technologies, Inc. (a)	131,000	3,162,340

Mining — 2.9%
Ferroglobe PLC	210,500	3,410,100
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	-
Luxfer Holdings PLC	65,522	1,035,248
Materion Corp.	23,200	1,127,520

		5,572,868

		16,952,353

Consumer, Cyclical — 5.6%
Auto Parts & Equipment — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	152,579	2,598,420

Distribution & Wholesale — 0.6%
Essendant, Inc.	41,470	384,427
ScanSource, Inc. (a)	18,580	665,164

		1,049,591

Home Builders — 0.7%
TRI Pointe Group, Inc. (a)	77,030	1,380,378

Home Furnishing — 0.8%
Whirlpool Corp.	9,053	1,526,698

Office Furnishings — 0.5%
Steelcase, Inc. Class A	55,460	842,992

Retail — 0.8%
The Cato Corp. Class A	29,630	471,710
Dave & Buster’s Entertainment, Inc. (a)	14,830	818,171
Fred’s, Inc. Class A	69,330	280,786

		1,570,667

Storage & Warehousing — 0.8%
Mobile Mini, Inc.	46,071	1,589,449

		10,558,195

	Number of Shares	Value
Consumer, Non-cyclical — 14.4%
Beverages — 0.6%
C&C Group PLC	310,971	$1,067,573

Commercial Services — 4.3%
AMN Healthcare Services, Inc. (a)	12,600	620,550
Forrester Research, Inc.	26,320	1,163,344
FTI Consulting, Inc. (a)	44,370	1,906,135
Huron Consulting Group, Inc. (a)	30,640	1,239,388
ICF International, Inc. (a)	16,460	864,150
Matthews International Corp. Class A	22,570	1,191,696
Navigant Consulting, Inc. (a)	33,540	651,011
SEACOR Marine Holdings, Inc. (a)	32,474	379,946

		8,016,220

Foods — 3.4%
Cranswick PLC	33,774	1,521,022
Darling Ingredients, Inc. (a)	127,900	2,318,827
Post Holdings, Inc. (a)	18,590	1,472,886
Smart & Final Stores, Inc. (a)	132,450	1,132,447

		6,445,182

Health Care – Products — 3.3%
Haemonetics Corp. (a)	22,820	1,325,386
ICU Medical, Inc. (a)	3,370	727,920
Invacare Corp.	74,900	1,262,065
Natus Medical, Inc. (a)	16,840	643,288
STERIS PLC	26,550	2,322,328

		6,280,987

Health Care – Services — 1.8%
Encompass Health Corp.	41,688	2,059,804
Envision Healthcare Corp. (a)	37,713	1,303,361

		3,363,165

Household Products & Wares — 1.0%
Acco Brands Corp. (a)	109,330	1,333,826
Helen of Troy Ltd. (a)	6,570	633,020

		1,966,846

		27,139,973

Energy — 4.0%
Oil & Gas — 2.4%
Callon Petroleum Co. (a)	171,500	2,083,725
Diamondback Energy, Inc. (a)	4,210	531,512
Resolute Energy Corp. (a)	30,280	952,912
RSP Permian, Inc. (a)	20,818	846,876

		4,415,025

Oil & Gas Services — 1.6%
Era Group, Inc. (a)	33,000	354,750
Flotek Industries, Inc. (a)	77,200	359,752
SEACOR Holdings, Inc. (a)	18,990	877,718
Thermon Group Holdings, Inc. (a)	62,430	1,477,718

		3,069,938

		7,484,963

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 21.6%
Banks — 11.2%
1st Source Corp.	19,140	$946,473
FCB Financial Holdings, Inc. Class A (a)	17,550	891,540
First Midwest Bancorp, Inc.	62,760	1,506,868
Great Western Bancorp, Inc.	38,930	1,549,414
Hancock Holding Co.	44,600	2,207,700
International Bancshares Corp.	43,830	1,740,051
MB Financial, Inc.	37,650	1,676,178
Prosperity Bancshares, Inc.	33,758	2,365,423
Texas Capital Bancshares, Inc. (a)	40,036	3,559,200
UMB Financial Corp.	31,900	2,294,248
Union Bankshares Corp.	17,050	616,699
Webster Financial Corp.	31,540	1,771,286

		21,125,080

Diversified Financial Services — 0.3%
PRA Group, Inc. (a)	19,300	640,760

Insurance — 5.8%
Alleghany Corp. (a)	3,118	1,858,609
Assured Guaranty Ltd.	25,090	849,798
Kemper Corp.	30,070	2,071,823
MGIC Investment Corp. (a)	194,800	2,748,628
Reinsurance Group of America, Inc.	12,690	1,978,752
White Mountains Insurance Group Ltd.	1,630	1,387,586

		10,895,196

Real Estate Investment Trusts (REITS) — 3.0%
Corporate Office Properties Trust	31,150	909,580
DiamondRock Hospitality Co.	72,914	823,199
Education Realty Trust, Inc.	36,033	1,258,273
Ramco-Gershenson Properties Trust	107,870	1,588,925
Summit Hotel Properties, Inc.	62,940	958,576

		5,538,553

Savings & Loans — 1.3%
Banc of California, Inc.	46,680	963,942
Northwest Bancshares, Inc.	87,480	1,463,540

		2,427,482

		40,627,071

Industrial — 33.6%
Aerospace & Defense — 1.2%
Astronics Corp. (a)	10,750	445,803
Cubic Corp.	30,960	1,825,092

		2,270,895

Building Materials — 4.4%
Gibraltar Industries, Inc. (a)	41,528	1,370,424
Simpson Manufacturing Co., Inc.	44,209	2,538,039
Trex Co., Inc. (a)	24,921	2,701,187
Tyman PLC	348,254	1,709,414

		8,319,064

	Number of Shares	Value
Electrical Components & Equipment — 2.1%
Belden, Inc.	31,290	$2,414,649
Encore Wire Corp.	32,300	1,571,395

		3,986,044

Electronics — 8.9%
CTS Corp.	40,900	1,053,175
ESCO Technologies, Inc.	22,660	1,365,265
FARO Technologies, Inc. (a)	38,393	1,804,471
II-VI, Inc. (a)	80,728	3,790,180
Keysight Technologies, Inc. (a)	41,090	1,709,344
Park Electrochemical Corp.	31,370	616,420
Plexus Corp. (a)	45,682	2,773,811
Vishay Intertechnology, Inc.	178,397	3,701,738

		16,814,404

Engineering & Construction — 3.2%
Comfort Systems USA, Inc.	45,013	1,964,818
Mistras Group, Inc. (a)	48,640	1,141,581
Primoris Services Corp.	108,470	2,949,299

		6,055,698

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	17,160	930,072

Machinery – Construction & Mining — 1.4%
Terex Corp.	54,822	2,643,517

Machinery – Diversified — 1.1%
Albany International Corp. Class A	34,480	2,118,796

Metal Fabricate & Hardware — 2.7%
CIRCOR International, Inc.	19,810	964,351
Mueller Industries, Inc.	52,080	1,845,194
TriMas Corp. (a)	86,060	2,302,105

		5,111,650

Miscellaneous – Manufacturing — 3.9%
Actuant Corp. Class A	55,800	1,411,740
Barnes Group, Inc.	27,390	1,732,965
Colfax Corp. (a)	48,400	1,917,608
Federal Signal Corp.	115,500	2,320,395

		7,382,708

Packaging & Containers — 1.1%
Greif, Inc. Class A	32,140	1,947,041

Transportation — 2.4%
Air Transport Services Group, Inc. (a)	85,967	1,989,276
Dorian LPG Ltd. (a)	58,287	479,119
Forward Air Corp.	20,260	1,163,735
Scorpio Tankers, Inc.	248,140	756,827

		4,388,957

Trucking & Leasing — 0.7%
GATX Corp.	21,340	1,326,494

		63,295,340

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 6.8%
Computers — 2.1%
Diebold Nixdorf, Inc.	34,850	$569,797
MTS Systems Corp.	31,800	1,707,660
WNS Holdings Ltd. ADR (a)	40,230	1,614,430

		3,891,887

Semiconductors — 3.8%
Brooks Automation, Inc.	110,261	2,629,725
Diodes, Inc. (a)	82,708	2,371,238
Photronics, Inc. (a)	139,028	1,185,214
Xcerra Corp. (a)	96,830	947,966

		7,134,143

Software — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	117,610	1,711,226

		12,737,256

Utilities — 2.2%
Electric — 0.3%
Westar Energy, Inc.	11,670	616,176

Gas — 1.9%
New Jersey Resources Corp.	14,200	570,840
Spire, Inc.	10,400	781,560
UGI Corp.	29,525	1,386,199
WGL Holdings, Inc.	9,180	788,011

		3,526,610

		4,142,786

TOTAL COMMON STOCK (Cost $138,126,227)		182,937,937

TOTAL EQUITIES (Cost $138,126,227)		182,937,937

TOTAL LONG-TERM INVESTMENTS (Cost $138,126,227)		182,937,937

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (d)	$5,474,668	$5,474,668

TOTAL SHORT-TERM INVESTMENTS (Cost $5,474,668)		5,474,668

TOTAL INVESTMENTS — 100.1% (Cost $143,600,895) (e)		188,412,605

Other Assets/(Liabilities) — (0.1)%		(97,671)

NET ASSETS — 100.0%		$188,314,934

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $5,474,996. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $5,588,395.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 3.7%
Chemicals — 1.3%
American Vanguard Corp.	15,000	$294,750
Innospec, Inc.	3,222	227,473
KMG Chemicals, Inc.	11,099	733,422
Koppers Holdings, Inc. (a)	3,500	178,150
Kronos Worldwide, Inc.	31,600	814,332
Minerals Technologies, Inc.	6,700	461,295
OMNOVA Solutions, Inc. (a)	5,300	53,000
PQ Group Holdings, Inc. (a)	24,725	406,726
Valhi, Inc.	9,700	59,849

		3,228,997

Forest Products & Paper — 0.4%
Clearwater Paper Corp. (a)	11,300	513,020
Mercer International, Inc.	6,700	95,810
Verso Corp. Class A (a)	14,400	253,008

		861,838

Iron & Steel — 1.4%
Carpenter Technology Corp.	51,085	2,604,824
Commercial Metals Co.	26,665	568,498
Reliance Steel & Aluminum Co.	4,100	351,739

		3,525,061

Mining — 0.6%
Constellium NV Class A (a)	18,300	204,045
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	-
New Gold, Inc. (a)	48,800	160,552
Tahoe Resources, Inc.	60,000	287,400
US Silica Holdings, Inc. (d)	27,255	887,423

		1,539,420

		9,155,316

Communications — 4.3%
Internet — 0.5%
Blucora, Inc. (a)	16,200	358,020
Cargurus, Inc. (a) (d)	965	28,931
Internap Corp. (a)	18,650	292,991
PC-Tel, Inc.	16,100	118,657
QuinStreet, Inc. (a)	45,700	382,966
TechTarget, Inc. (a)	3,500	48,720

		1,230,285

Media — 2.0%
Beasley Broadcasting Group, Inc. Class A	16,100	215,740
Cable One, Inc. (d)	693	487,422
Gray Television, Inc. (a)	55,175	924,181
MSG Networks, Inc. Class A (a)	6,200	125,550

	Number of Shares	Value
Nexstar Media Group, Inc. Class A (d)	18,410	$1,439,662
Scholastic Corp.	5,700	228,627
Sinclair Broadcast Group, Inc. Class A (d)	39,540	1,496,589

		4,917,771

Telecommunications — 1.8%
Ciena Corp. (a)	43,645	913,490
Comtech Telecommunications Corp.	24,100	533,092
Extreme Networks, Inc. (a)	40,900	512,068
GTT Communications, Inc. (a) (d)	5,100	239,445
Harmonic, Inc. (a)	86,306	362,485
Intelsat SA (a)	108,900	369,171
ORBCOMM, Inc. (a)	53,325	542,849
RigNet, Inc. (a)	15,500	231,725
Vonage Holdings Corp. (a)	67,490	686,373

		4,390,698

		10,538,754

Consumer, Cyclical — 9.8%
Airlines — 0.2%
Copa Holdings SA Class A	3,600	482,616

Apparel — 0.8%
Crocs, Inc. (a)	96,050	1,214,072
Deckers Outdoor Corp. (a)	1,600	128,400
Perry Ellis International, Inc. (a)	6,100	152,744
Steven Madden Ltd. (a)	11,000	513,700

		2,008,916

Auto Manufacturers — 0.8%
Blue Bird Corp. (a) (d)	11,900	236,810
Wabash National Corp. (d)	76,700	1,664,390

		1,901,200

Auto Parts & Equipment — 1.0%
Commercial Vehicle Group, Inc. (a)	27,700	296,113
Dorman Products, Inc. (a)	7,800	476,892
Meritor, Inc. (a)	28,800	675,648
Tenneco, Inc.	17,180	1,005,717
Tower International, Inc.	1,100	33,605

		2,487,975

Distribution & Wholesale — 1.1%
Beacon Roofing Supply, Inc. (a)	11,100	707,736
H&E Equipment Services, Inc.	14,600	593,490
Pool Corp.	4,900	635,285
Systemax, Inc.	10,100	336,027
Titan Machinery, Inc. (a)	20,200	427,634

		2,700,172

Entertainment — 0.4%
Penn National Gaming, Inc. (a)	11,200	350,896

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Scientific Games Corp. Class A (a)	12,700	$651,510

		1,002,406

Home Builders — 0.3%
Beazer Homes USA, Inc. (a)	12,600	242,046
Cavco Industries, Inc. (a)	4,000	610,400
PICO Holdings, Inc.	2,700	34,560

		887,006

Home Furnishing — 0.1%
Sleep Number Corp. (a)	8,400	315,756

Leisure Time — 0.4%
LCI Industries	6,000	780,000
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,100	48,068
Town Sports International Holdings, Inc. (a)	25,300	140,415

		968,483

Lodging — 0.2%
ILG, Inc.	15,000	427,200

Retail — 3.7%
Asbury Automotive Group, Inc. (a)	19,540	1,250,560
Big Lots, Inc. (d)	18,510	1,039,337
Caleres, Inc.	31,300	1,047,924
Conn’s, Inc. (a) (d)	11,000	391,050
Express, Inc. (a)	24,000	243,600
Lumber Liquidators Holdings, Inc. (a) (d)	17,375	545,401
Party City Holdco, Inc. (a) (d)	21,249	296,424
PetMed Express, Inc.	4,000	182,000
Pier 1 Imports, Inc.	24,000	99,360
PriceSmart, Inc.	4,900	421,890
Red Robin Gourmet Burgers, Inc. (a) (d)	5,000	282,000
RH (a) (d)	6,300	543,123
Rush Enterprises, Inc. Class A (a)	21,900	1,112,739
Sportsman’s Warehouse Holdings, Inc. (a) (d)	27,327	180,631
Tailored Brands, Inc.	45,400	991,082
Tilly’s, Inc. Class A	29,400	433,944

		9,061,065

Textiles — 0.8%
Culp, Inc.	10,900	365,150
UniFirst Corp.	9,575	1,578,917

		1,944,067

		24,186,862

Consumer, Non-cyclical — 14.8%
Agriculture — 0.1%
Alliance One International, Inc. (a)	8,900	117,925
Vector Group Ltd. (d)	10,337	231,342

		349,267

	Number of Shares	Value
Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a) (d)	600	$114,660
Cott Corp.	54,080	900,973
National Beverage Corp. (d)	5,200	506,688

		1,522,321

Biotechnology — 2.0%
Assembly Biosciences, Inc. (a)	1,200	54,300
CytomX Therapeutics, Inc. (a)	5,900	124,549
Emergent BioSolutions, Inc. (a)	23,975	1,114,118
ImmunoGen, Inc. (a)	82,000	525,620
Innoviva, Inc. (a)	9,000	127,710
Myriad Genetics, Inc. (a)	31,000	1,064,695
Puma Biotechnology, Inc. (a)	7,750	766,088
Sangamo Therapeutics, Inc. (a)	37,600	616,640
Spectrum Pharmaceuticals, Inc. (a)	13,500	255,825
Verastem, Inc. (a)	9,300	28,551
XOMA Corp. (a) (d)	7,400	263,440

		4,941,536

Commercial Services — 5.3%
Aaron’s, Inc.	43,100	1,717,535
Acacia Research Corp. (a)	32,000	129,600
Adtalem Global Education, Inc.	38,925	1,636,796
American Public Education, Inc. (a)	11,700	293,085
ARC Document Solutions, Inc. (a)	41,800	106,590
CAI International, Inc. (a)	11,500	325,680
Cambium Learning Group, Inc. (a)	33,100	188,008
Capella Education Co.	7,190	556,506
Care.com, Inc. (a)	3,700	66,748
Ennis, Inc.	23,600	489,700
Everi Holdings, Inc. (a)	63,200	476,528
EVERTEC, Inc.	38,670	527,846
FTI Consulting, Inc. (a)	8,800	378,048
Green Dot Corp. Class A (a)	24,700	1,488,422
K12, Inc. (a)	5,200	82,680
Liberty Tax, Inc.	8,700	95,700
Matthews International Corp. Class A	3,900	205,920
McGrath RentCorp	10,176	478,068
Navigant Consulting, Inc. (a)	21,000	407,610
Quad/Graphics, Inc.	34,000	768,400
RPX Corp.	46,300	622,272
Textainer Group Holdings Ltd. (a)	35,300	758,950
Vectrus, Inc. (a)	9,900	305,415
Weight Watchers International, Inc. (a) (d)	21,500	952,020

		13,058,127

Foods — 1.9%
The Chefs’ Warehouse, Inc. (a) (d)	14,300	293,150
Hostess Brands, Inc. (a) (d)	40,575	600,916
Nomad Foods Ltd. (a)	50,700	857,337
Pinnacle Foods, Inc.	5,900	350,873

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Post Holdings, Inc. (a)	4,800	$380,304
Sanderson Farms, Inc.	8,050	1,117,179
The Simply Good Foods Co. (a) (d)	59,175	843,835
SpartanNash Co.	12,400	330,832

		4,774,426

Health Care – Products — 3.0%
Analogic Corp.	3,500	293,125
Atrion Corp.	1,428	900,497
Cutera, Inc. (a)	10,600	480,710
Haemonetics Corp. (a)	7,800	453,024
Halyard Health, Inc. (a)	14,900	688,082
Intersect ENT, Inc. (a)	12,100	392,040
Lantheus Holdings, Inc. (a)	33,100	676,895
LivaNova PLC (a)	8,555	683,715
NuVasive, Inc. (a)	10,000	584,900
Quidel Corp. (a)	17,200	745,620
West Pharmaceutical Services, Inc.	7,800	769,626
Wright Medical Group NV (a)	29,943	664,735

		7,332,969

Health Care – Services — 1.0%
The Ensign Group, Inc.	14,800	328,560
Medpace Holdings, Inc. (a)	20,260	734,628
Molina Healthcare, Inc. (a)	4,100	314,388
Psychemedics Corp.	3,900	80,184
Select Medical Holdings Corp. (a)	20,600	363,590
WellCare Health Plans, Inc. (a)	2,700	542,997

		2,364,347

Household Products & Wares — 0.1%
CSS Industries, Inc.	9,900	275,517

Pharmaceuticals — 0.8%
Akebia Therapeutics, Inc. (a)	14,700	218,589
BioSpecifics Technologies Corp. (a)	2,600	112,658
Conatus Pharmaceuticals, Inc. (a) (d)	26,700	123,354
Corcept Therapeutics, Inc. (a) (d)	40,500	731,430
Horizon Pharma PLC (a)	28,300	413,180
MyoKardia, Inc. (a)	2,100	88,410
Nektar Therapeutics (a)	2,900	173,188

		1,860,809

		36,479,319

Energy — 6.5%
Coal — 0.2%
Cloud Peak Energy, Inc. (a)	63,500	282,575
Hallador Energy Co.	28,400	172,956
SunCoke Energy, Inc. (a)	13,300	159,467

		614,998

Energy – Alternate Sources — 0.2%
REX American Resources Corp. (a)	1,700	140,743
SolarEdge Technologies, Inc. (a)	6,200	232,810

		373,553

	Number of Shares	Value
Oil & Gas — 4.5%
Adams Resources & Energy, Inc.	1,100	$47,850
Andeavor	4,598	525,735
California Resources Corp. (a) (d)	17,300	336,312
Callon Petroleum Co. (a) (d)	99,295	1,206,434
Centennial Resource Development, Inc. Class A (a) (d)	26,700	528,660
Comstock Resources, Inc. (a) (d)	14,700	124,362
CVR Energy, Inc. (d)	27,000	1,005,480
Evolution Petroleum Corp.	32,900	225,365
Isramco, Inc. (a)	300	31,395
Jagged Peak Energy, Inc. (a) (d)	17,600	277,728
Kosmos Energy Ltd. (a)	27,700	189,745
Matador Resources Co. (a)	22,600	703,538
Murphy Oil Corp.	4,000	124,200
Panhandle Oil & Gas, Inc. Class A	4,300	88,365
Parsley Energy, Inc. Class A (a)	13,000	382,720
PBF Energy, Inc. Class A (d)	28,140	997,563
Ring Energy, Inc. (a)	63,925	888,558
SandRidge Energy, Inc. (a) (d)	63,990	1,348,269
SRC Energy, Inc. (a)	127,405	1,086,765
Whiting Petroleum Corp. (a)	20,600	545,488
WPX Energy, Inc. (a)	38,300	538,881

		11,203,413

Oil & Gas Services — 1.6%
Archrock, Inc.	5,300	55,650
Exterran Corp. (a)	34,100	1,072,104
Frank’s International NV	39,400	262,010
Helix Energy Solutions Group, Inc. (a)	143,245	1,080,067
Keane Group, Inc. (a) (d)	13,100	249,031
MRC Global, Inc. (a)	28,255	478,075
Oceaneering International, Inc.	10,900	230,426
TETRA Technologies, Inc. (a)	67,300	287,371
Thermon Group Holdings, Inc. (a)	11,300	267,471

		3,982,205

		16,174,169

Financial — 37.7%
Banks — 15.7%
1st Source Corp.	2,100	103,845
Atlantic Capital Bancshares, Inc. (a)	13,048	229,645
BancFirst Corp.	800	40,920
Banco Latinoamericano de Comercio Exterior SA	13,400	360,460
The Bancorp, Inc. (a)	53,300	526,604
Bank of Commerce Holdings	3,100	35,650
Bank of Hawaii Corp.	5,600	479,920
Bank of Marin Bancorp	1,500	102,000
BankUnited, Inc.	24,100	981,352
Bankwell Financial Group, Inc.	6,700	230,078
Boston Private Financial Holdings, Inc.	21,600	333,720

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
C&F Financial Corp.	2,500	$145,000
Central Pacific Financial Corp.	13,000	387,790
Central Valley Community Bancorp	12,800	258,304
Century Bancorp, Inc. Class A	3,800	297,350
Chemical Financial Corp.	44,041	2,354,872
Citizens & Northern Corp.	3,200	76,800
CoBiz Financial, Inc.	28,500	569,715
Columbia Banking System, Inc.	19,400	842,736
CVB Financial Corp.	6,300	148,428
East West Bancorp, Inc.	20,410	1,241,540
F.N.B. Corp.	214,205	2,960,313
Financial Institutions, Inc.	3,200	99,520
First Busey Corp.	8,700	260,478
First Hawaiian, Inc.	8,472	247,213
First Interstate BancSystem, Inc. Class A	6,600	264,330
First Merchants Corp.	11,600	487,896
First Midwest Bancorp, Inc.	110,010	2,641,340
The First of Long Island Corp.	7,400	210,900
Franklin Financial Network, Inc. (a)	2,900	98,890
Glacier Bancorp, Inc.	18,100	712,959
Heritage Financial Corp.	11,100	341,880
Hilltop Holdings, Inc.	50,660	1,283,218
Home BancShares, Inc.	54,500	1,267,125
Hope Bancorp, Inc.	24,200	441,650
Horizon Bancorp	6,100	169,580
Howard Bancorp, Inc. (a)	9,788	215,336
IBERIABANK Corp.	36,690	2,843,475
Lakeland Financial Corp.	15,800	766,142
Live Oak Bancshares, Inc.	9,919	236,568
MB Financial, Inc.	37,120	1,652,582
National Bank Holdings Corp. Class A	19,100	619,413
Northeast Bancorp	8,400	194,460
Northrim BanCorp, Inc.	4,200	142,170
PCSB Financial Corp. (a) (d)	11,565	220,313
Pinnacle Financial Partners, Inc.	5,100	338,130
Ponce de Leon Federal Bank (a) (d)	11,520	174,874
Popular, Inc.	31,830	1,129,647
Preferred Bank	1,400	82,292
Prosperity Bancshares, Inc.	13,600	952,952
Republic Bancorp, Inc. Class A	2,600	98,852
S&T Bancorp, Inc.	1,600	63,696
South State Corp.	2,604	226,939
Sterling Bancorp, Inc. (a)	6,168	78,334
SVB Financial Group (a)	4,150	970,146
Synovus Financial Corp.	6,700	321,198
Texas Capital Bancshares, Inc. (a)	7,100	631,190
Towne Bank	22,900	704,175
Two River Bancorp (d)	7,500	135,975
UMB Financial Corp.	3,000	215,760
Umpqua Holdings Corp.	3,700	76,960
United Community Banks, Inc.	11,000	309,540
Valley National Bancorp	4,700	52,734

	Number of Shares	Value
Walker & Dunlop, Inc. (a)	24,200	$1,149,500
Washington Trust Bancorp, Inc.	3,000	159,750
Webster Financial Corp.	11,215	629,834
West Bancorporation, Inc.	13,700	344,555
Wintrust Financial Corp.	19,965	1,644,517

		38,616,030

Diversified Financial Services — 3.3%
Aircastle Ltd.	6,600	154,374
Cboe Global Markets, Inc.	5,733	714,275
Evercore, Inc. Class A	500	45,000
Federal Agricultural Mortgage Corp. Class C	9,600	751,104
Houlihan Lokey, Inc.	7,924	359,987
INTL. FCStone, Inc. (a)	7,000	297,710
Janus Henderson Group PLC	9,731	372,308
Marlin Business Services Corp.	1,400	31,360
Navient Corp.	12,600	167,832
Nelnet, Inc. Class A	1,800	98,604
OM Asset Management PLC	168,140	2,816,345
OneMain Holdings, Inc. (a)	54,755	1,423,082
PennyMac Financial Services, Inc. Class A (a)	22,700	507,345
Regional Management Corp. (a)	7,300	192,063
Stifel Financial Corp.	5,300	315,668

		8,247,057

Insurance — 5.7%
American Equity Investment Life Holding Co.	27,900	857,367
Argo Group International Holdings Ltd.	30,227	1,863,495
Assured Guaranty Ltd.	24,600	833,202
CNO Financial Group, Inc.	83,365	2,058,282
Employers Holdings, Inc.	9,630	427,572
Essent Group Ltd. (a)	9,200	399,464
Heritage Insurance Holdings, Inc. (d)	55,275	996,055
Investors Title Co.	400	79,340
Kinsale Capital Group, Inc.	7,035	316,575
MGIC Investment Corp. (a)	44,000	620,840
ProAssurance Corp.	12,900	737,235
Radian Group, Inc.	155,200	3,198,672
Safety Insurance Group, Inc.	3,900	313,560
State Auto Financial Corp.	11,400	331,968
Third Point Reinsurance Ltd. (a)	62,500	915,625
Tiptree, Inc.	6,400	38,080

		13,987,332

Private Equity — 0.1%
Safeguard Scientifics, Inc. (a)	11,700	131,040

Real Estate — 0.1%
Maui Land & Pineapple Co., Inc. (a)	17,700	306,210

Real Estate Investment Trusts (REITS) — 9.5%
Acadia Realty Trust	16,200	443,232

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AG Mortgage Investment Trust, Inc.	14,700	$279,447
American Assets Trust, Inc.	4,700	179,728
American Campus Communities, Inc.	7,092	290,985
Anworth Mortgage Asset Corp.	81,400	442,816
Ares Commercial Real Estate Corp.	7,100	91,590
ARMOUR Residential REIT, Inc.	18,400	473,248
Cedar Realty Trust, Inc.	116,800	710,144
Chesapeake Lodging Trust	48,400	1,311,156
Chimera Investment Corp.	4,000	73,920
CoreCivic, Inc.	19,100	429,750
CoreSite Realty Corp.	4,600	523,940
Cousins Properties, Inc.	188,240	1,741,220
CYS Investments, Inc.	13,700	110,011
Douglas Emmett, Inc.	9,800	402,388
EastGroup Properties, Inc.	15,300	1,352,214
Getty Realty Corp.	15,100	410,116
Healthcare Realty Trust, Inc.	59,850	1,922,382
InfraREIT, Inc. (a)	25,900	481,222
Invesco Mortgage Capital, Inc.	102,860	1,833,994
iStar, Inc. (a) (d)	9,400	106,220
JBG SMITH Properties	13,590	471,980
Kilroy Realty Corp.	6,100	455,365
Kite Realty Group Trust	29,975	587,510
Lexington Realty Trust	83,015	801,095
MFA Financial, Inc.	24,200	191,664
MTGE Investment Corp.	13,600	251,600
National Health Investors, Inc.	800	60,304
PennyMac Mortgage Investment Trust	2,400	38,568
Piedmont Office Realty Trust, Inc. Class A	21,200	415,732
Potlatch Corp.	11,100	553,890
Preferred Apartment Communities, Inc. Class A	13,100	265,275
PS Business Parks, Inc.	7,600	950,684
Retail Opportunity Investments Corp.	12,900	257,355
Saul Centers, Inc.	7,700	475,475
Summit Hotel Properties, Inc.	32,200	490,406
Sunstone Hotel Investors, Inc.	33,200	548,796
Washington REIT	81,170	2,526,010
Weingarten Realty Investors	4,000	131,480
Xenia Hotels & Resorts, Inc.	14,700	317,373

		23,400,285

Savings & Loans — 3.3%
Beneficial Bancorp, Inc.	29,972	493,039
Charter Financial Corp.	18,000	315,720
Dime Community Bancshares, Inc.	27,200	569,840
First Defiance Financial Corp.	5,800	301,426
Flagstar Bancorp, Inc. (a)	73,130	2,736,525
FS Bancorp, Inc.	3,400	185,538
Hingham Institution for Savings	1,050	217,350
Home Bancorp Inc.	2,200	95,084

	Number of Shares	Value
Meridian Bancorp, Inc.	18,700	$385,220
Oritani Financial Corp.	2,300	37,720
Riverview Bancorp, Inc.	21,800	189,006
Sterling Bancorp	20,925	514,755
Timberland Bancorp, Inc.	1,100	29,205
United Financial Bancorp, Inc.	29,600	522,144
Washington Federal, Inc.	3,800	130,150
WSFS Financial Corp.	30,405	1,454,879

		8,177,601

		92,865,555

Industrial — 13.1%
Aerospace & Defense — 0.7%
Kaman Corp.	4,400	258,896
KLX, Inc. (a)	13,650	931,612
Triumph Group, Inc. (d)	21,550	586,160

		1,776,668

Building Materials — 0.2%
Universal Forest Products, Inc.	12,900	485,298

Electrical Components & Equipment — 1.3%
Belden, Inc.	12,800	987,776
Energizer Holdings, Inc.	21,275	1,020,775
Littelfuse, Inc.	6,303	1,246,859

		3,255,410

Electronics — 3.1%
Badger Meter, Inc.	8,705	416,099
Bel Fuse, Inc. Class B	5,300	133,428
Benchmark Electronics, Inc. (a)	59,015	1,717,336
Brady Corp. Class A	8,200	310,780
Control4 Corp. (a)	13,000	386,880
Electro Scientific Industries, Inc. (a)	32,500	696,475
ESCO Technologies, Inc.	11,400	686,850
Knowles Corp. (a)	31,800	466,188
Methode Electronics, Inc.	8,800	352,880
Stoneridge, Inc. (a)	22,400	512,064
SYNNEX Corp.	4,800	652,560
TTM Technologies, Inc. (a)	81,875	1,282,981
ZAGG, Inc. (a)	4,500	83,025

		7,697,546

Engineering & Construction — 0.8%
Aegion Corp. (a)	23,100	587,433
Argan, Inc.	6,700	301,500
Dycom Industries, Inc. (a)	9,800	1,092,014

		1,980,947

Environmental Controls — 0.3%
Heritage-Crystal Clean, Inc. (a)	17,500	380,625
MSA Safety, Inc.	4,100	317,832

		698,457

Hand & Machine Tools — 0.5%
Hardinge, Inc.	2,100	36,582

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kennametal, Inc.	26,865	$1,300,535

		1,337,117

Machinery – Construction & Mining — 0.5%
Hyster-Yale Materials Handling, Inc.	14,455	1,230,988

Machinery – Diversified — 0.7%
Welbilt, Inc. (a)	69,485	1,633,592

Metal Fabricate & Hardware — 0.6%
CIRCOR International, Inc.	7,300	355,364
LB Foster Co. Class A (a)	7,700	209,055
RBC Bearings, Inc. (a)	3,600	455,040
Sun Hydraulics Corp.	8,000	517,520

		1,536,979

Miscellaneous – Manufacturing — 1.0%
Colfax Corp. (a)	7,600	301,112
Harsco Corp. (a)	59,500	1,109,675
Hillenbrand, Inc.	6,750	301,725
Myers Industries, Inc.	38,000	741,000

		2,453,512

Packaging & Containers — 0.4%
Owens-Illinois, Inc. (a)	42,400	940,008

Transportation — 2.4%
Atlas Air Worldwide Holdings, Inc. (a)	21,955	1,287,661
Genesee & Wyoming, Inc. Class A (a)	6,700	527,491
Golar LNG Ltd. (d)	50,660	1,510,175
Kirby Corp. (a)	4,200	280,560
Landstar System, Inc.	10,900	1,134,690
Navios Maritime Acquisition Corp. (d)	97,700	108,447
Universal Logistics Holdings, Inc.	12,400	294,500
Werner Enterprises, Inc.	21,810	842,956

		5,986,480

Trucking & Leasing — 0.6%
The Greenbrier Cos., Inc. (d)	25,765	1,373,275

		32,386,277

Technology — 3.4%
Computers — 2.4%
Conduent, Inc. (a)	12,100	195,536
CSRA, Inc.	14,300	427,856
Insight Enterprises, Inc. (a)	40,880	1,565,295
Lumentum Holdings, Inc. (a) (d)	1,600	78,240
NetScout Systems, Inc. (a)	36,725	1,118,276
Presidio, Inc. (a) (d)	73,025	1,399,889
Startek, Inc. (a)	2,700	26,919
WNS Holdings Ltd. ADR (a)	29,400	1,179,822

		5,991,833

Semiconductors — 0.7%
Amtech Systems, Inc. (a)	13,200	132,924

	Number of Shares	Value
Cabot Microelectronics Corp.	4,400	$413,952
MaxLinear, Inc. (a)	24,640	650,989
Pixelworks, Inc. (a)	6,000	37,980
Rudolph Technologies, Inc. (a)	9,400	224,660
Ultra Clean Holdings, Inc. (a)	5,500	126,995

		1,587,500

Software — 0.3%
Callidus Software, Inc. (a)	16,800	481,320
Ribbon Communications, Inc. (a)	31,300	241,949

		723,269

		8,302,602

Utilities — 5.3%
Electric — 3.1%
ALLETE, Inc.	24,710	1,837,436
Black Hills Corp.	1,500	90,165
El Paso Electric Co.	39,330	2,176,915
MGE Energy, Inc.	1,500	94,650
NorthWestern Corp.	11,000	656,700
Ormat Technologies, Inc.	15,900	1,016,964
PNM Resources, Inc.	27,400	1,108,330
Portland General Electric Co.	15,600	711,048

		7,692,208

Gas — 1.8%
Atmos Energy Corp.	5,400	463,806
Chesapeake Utilities Corp.	9,600	754,080
ONE Gas, Inc.	11,600	849,816
Spire, Inc.	30,860	2,319,129

		4,386,831

Water — 0.4%
California Water Service Group	8,400	380,940
SJW Group	9,600	612,768

		993,708

		13,072,747

TOTAL COMMON STOCK (Cost $197,963,340)		243,161,601

TOTAL EQUITIES (Cost $197,963,340)		243,161,601

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Foods — 0.0%
The Simply Good Foods Co. (a)	3,900	15,132

TOTAL WARRANTS (Cost $7,860)		15,132

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 8.5%
Diversified Financial Services — 8.5%
State Street Navigator Securities Lending Prime Portfolio (e)	20,865,764	$20,865,764
T. Rowe Price Reserve Investment Fund	1,018	1,018

		20,866,782

TOTAL MUTUAL FUNDS (Cost $20,866,782)		20,866,782

TOTAL LONG-TERM INVESTMENTS (Cost $218,837,982)		264,043,515

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (f)	$5,791,920	5,791,920

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (g) 0.000% 3/15/18	150,000	149,612

TOTAL SHORT-TERM INVESTMENTS (Cost $5,941,567)		5,941,532

TOTAL INVESTMENTS — 109.5% (Cost $224,779,549) (h)		269,985,047

Other Assets/(Liabilities) — (9.5)%		(23,478,622)

NET ASSETS — 100.0%		$246,506,425

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $20,377,435 or 8.27% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $5,792,268. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.750%, maturity dates ranging from 2/15/24 – 4/30/24, and an aggregate market value, including accrued interest, of $5,912,275.
(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
Russell 2000 E Mini Index	3/16/18	26	$1,979,312	$18,138

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 5.2%
Chemicals — 2.9%
Ashland Global Holdings, Inc.	16,964	$1,207,837
Cabot Corp.	16,947	1,043,766
The Chemours Co.	50,647	2,535,389
Minerals Technologies, Inc.	9,677	666,261
NewMarket Corp.	2,515	999,436
Olin Corp.	45,299	1,611,738
PolyOne Corp.	22,053	959,305
RPM International, Inc.	36,392	1,907,669
Sensient Technologies Corp.	11,869	868,217
Valvoline, Inc.	55,252	1,384,615
Versum Materials, Inc.	29,629	1,121,458

		14,305,691

Forest Products & Paper — 0.2%
Domtar Corp.	17,040	843,821

Iron & Steel — 1.7%
Allegheny Technologies, Inc. (a) (b)	34,090	822,933
Carpenter Technology Corp.	12,901	657,822
Commercial Metals Co.	31,906	680,236
Reliance Steel & Aluminum Co.	19,850	1,702,931
Steel Dynamics, Inc.	64,498	2,781,799
United States Steel Corp.	47,603	1,675,149

		8,320,870

Mining — 0.4%
Compass Minerals International, Inc. (b)	9,326	673,804
Royal Gold, Inc.	17,916	1,471,262

		2,145,066

		25,615,448

Communications — 2.9%
Internet — 0.1%
Cars.com, Inc. (a)	19,728	568,955

Media — 1.4%
AMC Networks, Inc. Class A (a)	13,760	744,141
Cable One, Inc.	1,275	896,771
FactSet Research Systems, Inc.	10,697	2,061,954
John Wiley & Sons, Inc. Class A	12,166	799,914
Meredith Corp.	10,799	713,274
The New York Times Co. Class A	34,453	637,381
TEGNA, Inc.	59,181	833,268

		6,686,703

Telecommunications — 1.4%
ARRIS International PLC (a)	48,069	1,234,893
Ciena Corp. (a)	38,935	814,910
InterDigital, Inc.	9,490	722,664

	Number of Shares	Value
LogMeIn, Inc.	14,325	$1,640,212
Plantronics, Inc.	9,116	459,264
Telephone & Data Systems, Inc.	25,168	699,670
ViaSat, Inc. (a) (b)	14,674	1,098,349

		6,669,962

		13,925,620

Consumer, Cyclical — 12.0%
Airlines — 0.4%
JetBlue Airways Corp. (a)	87,478	1,954,259

Apparel — 0.7%
Carter’s, Inc.	12,884	1,513,741
Deckers Outdoor Corp. (a)	8,630	692,557
Skechers U.S.A., Inc. Class A (a)	36,452	1,379,344

		3,585,642

Auto Parts & Equipment — 0.6%
Cooper Tire & Rubber Co. (b)	14,149	500,167
Dana, Inc.	39,425	1,261,994
Delphi Technologies PLC (a)	24,180	1,268,725

		3,030,886

Distribution & Wholesale — 0.6%
Pool Corp.	10,974	1,422,779
Watsco, Inc.	8,286	1,408,952

		2,831,731

Entertainment — 0.7%
Churchill Downs, Inc.	3,548	825,619
Cinemark Holdings, Inc.	28,773	1,001,876
International Speedway Corp. Class A	6,636	264,445
Six Flags Entertainment Corp.	21,307	1,418,407

		3,510,347

Home Builders — 2.0%
CalAtlantic Group, Inc.	20,852	1,175,844
KB Home	23,010	735,169
NVR, Inc. (a)	949	3,329,301
Thor Industries, Inc.	13,318	2,007,289
Toll Brothers, Inc.	40,162	1,928,579
TRI Pointe Group, Inc. (a)	41,316	740,383

		9,916,565

Home Furnishing — 0.2%
Tempur Sealy International, Inc. (a) (b)	12,613	790,709

Housewares — 0.8%
The Scotts Miracle-Gro Co.	11,148	1,192,724
The Toro Co.	29,378	1,916,327
Tupperware Brands Corp.	13,960	875,292

		3,984,343

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.7%
Brunswick Corp.	23,887	$1,319,040
Polaris Industries, Inc. (b)	15,848	1,964,994

		3,284,034

Lodging — 0.2%
ILG, Inc.	28,671	816,550

Office Furnishings — 0.2%
Herman Miller, Inc.	16,126	645,846
HNI Corp.	11,740	452,812

		1,098,658

Retail — 4.9%
American Eagle Outfitters, Inc.	46,104	866,755
AutoNation, Inc. (a) (b)	16,106	826,721
Bed Bath & Beyond, Inc.	39,078	859,325
Big Lots, Inc. (b)	11,578	650,105
Brinker International, Inc. (b)	12,771	496,026
Buffalo Wild Wings, Inc. (a)	4,235	662,142
Casey’s General Stores, Inc. (b)	10,408	1,165,072
The Cheesecake Factory, Inc. (b)	11,579	557,876
Copart, Inc. (a)	54,905	2,371,347
Cracker Barrel Old Country Store, Inc. (b)	6,544	1,039,776
Dick’s Sporting Goods, Inc.	22,552	648,145
Dillard’s, Inc. Class A (b)	5,824	349,731
Domino’s Pizza, Inc.	11,912	2,250,892
Dunkin’ Brands Group, Inc.	24,594	1,585,575
GameStop Corp. Class A (b)	27,390	491,651
Jack in the Box, Inc.	7,981	783,016
The Michaels Cos., Inc. (a)	30,225	731,143
MSC Industrial Direct Co., Inc. Class A	12,084	1,168,039
Nu Skin Enterprises, Inc. Class A	13,445	917,352
Office Depot, Inc.	141,592	501,236
Papa John’s International, Inc. (b)	6,993	392,377
Sally Beauty Holdings, Inc. (a)	35,045	657,444
Texas Roadhouse, Inc.	17,777	936,492
Urban Outfitters, Inc. (a)	21,699	760,767
The Wendy’s Co.	49,240	808,521
Williams-Sonoma, Inc. (b)	21,226	1,097,384
World Fuel Services Corp.	18,380	517,213

		24,092,123

		58,895,847

Consumer, Non-cyclical — 14.2%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (a) (b)	2,326	444,499

Biotechnology — 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	5,525	1,318,652
Bioverativ, Inc. (a)	29,629	1,597,595

	Number of Shares	Value
Charles River Laboratories International, Inc. (a)	12,858	$1,407,308
United Therapeutics Corp. (a)	11,805	1,746,550

		6,070,105

Commercial Services — 3.7%
Aaron’s, Inc.	16,872	672,349
Adtalem Global Education, Inc.	16,568	696,684
Avis Budget Group, Inc. (a)	19,541	857,459
The Brink’s Co.	13,751	1,082,204
CoreLogic, Inc. (a)	22,528	1,041,019
Deluxe Corp.	13,131	1,008,986
Graham Holdings Co. Class B	1,256	701,288
Live Nation Entertainment, Inc. (a)	36,440	1,551,251
ManpowerGroup, Inc.	18,066	2,278,303
MarketAxess Holdings, Inc.	10,238	2,065,516
Rollins, Inc.	26,202	1,219,179
Sabre Corp.	56,749	1,163,355
Service Corp. International	51,014	1,903,842
Sotheby’s (a)	10,165	524,514
WEX, Inc. (a)	10,872	1,535,453

		18,301,402

Cosmetics & Personal Care — 0.2%
Avon Products, Inc. (a)	118,827	255,478
Edgewell Personal Care Co. (a)	15,179	901,481

		1,156,959

Foods — 2.9%
Dean Foods Co.	25,068	289,786
Flowers Foods, Inc.	50,072	966,890
The Hain Celestial Group, Inc. (a)	28,231	1,196,712
Ingredion, Inc.	19,667	2,749,447
Lamb Weston Holdings, Inc.	39,842	2,249,081
Lancaster Colony Corp.	5,263	680,032
Post Holdings, Inc. (a)	17,959	1,422,892
Sanderson Farms, Inc. (b)	5,425	752,881
Snyder’s-Lance, Inc.	23,312	1,167,465
Sprouts Farmers Market, Inc. (a)	33,761	822,080
Tootsie Roll Industries, Inc. (b)	5,364	195,250
TreeHouse Foods, Inc. (a)	15,699	776,472
United Natural Foods, Inc. (a)	13,980	688,795

		13,957,783

Health Care – Products — 3.3%
ABIOMED, Inc. (a)	11,492	2,153,716
Bio-Techne Corp.	10,187	1,319,726
Globus Medical, Inc. Class A (a)	19,824	814,766
Halyard Health, Inc. (a)	12,876	594,614
Hill-Rom Holdings, Inc.	17,873	1,506,515
LivaNova PLC (a)	11,841	946,333
Masimo Corp. (a)	13,007	1,102,994
NuVasive, Inc. (a)	13,895	812,718
STERIS PLC	23,141	2,024,143
Teleflex, Inc.	12,273	3,053,768

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	20,303	$2,003,297

		16,332,590

Health Care – Services — 1.7%
Acadia Healthcare Co., Inc. (a) (b)	22,085	720,634
Encompass Health Corp.	26,923	1,330,265
LifePoint Health, Inc. (a)	10,702	532,960
MEDNAX, Inc. (a)	25,484	1,361,865
Molina Healthcare, Inc. (a)	11,903	912,722
Syneos Health, Inc. (a)	15,441	673,228
Tenet Healthcare Corp. (a) (b)	21,946	332,701
WellCare Health Plans, Inc. (a)	12,132	2,439,866

		8,304,241

Household Products & Wares — 0.2%
Helen of Troy Ltd. (a)	7,458	718,578

Pharmaceuticals — 0.9%
Akorn, Inc. (a)	25,775	830,728
Catalent, Inc. (a)	36,286	1,490,629
Endo International PLC (a)	54,091	419,205
Mallinckrodt PLC (a) (b)	25,892	584,124
Owens & Minor, Inc.	16,818	317,524
Prestige Brands Holdings, Inc. (a)	14,307	635,374

		4,277,584

		69,563,741

Energy — 4.7%
Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	22,183	1,497,796

Oil & Gas — 3.7%
Callon Petroleum Co. (a)	54,969	667,873
CNX Resources Corp. (a)	56,110	820,889
Diamond Offshore Drilling, Inc. (a) (b)	17,807	331,032
Energen Corp. (a)	26,464	1,523,533
Ensco PLC Class A (b)	119,400	705,654
Gulfport Energy Corp. (a)	45,036	574,659
HollyFrontier Corp.	48,275	2,472,646
Matador Resources Co. (a)	26,564	826,937
Murphy Oil Corp.	44,115	1,369,771
Murphy USA, Inc. (a)	8,842	710,543
Nabors Industries Ltd.	86,467	590,570
Patterson-UTI Energy, Inc.	60,619	1,394,843
PBF Energy, Inc. Class A	29,814	1,056,906
QEP Resources, Inc. (a)	65,980	631,429
Rowan Cos. PLC Class A (a) (b)	31,286	489,939
SM Energy Co.	27,871	615,392
Southwestern Energy Co. (a)	138,498	772,819
Transocean Ltd. (a) (b)	106,309	1,135,380
WPX Energy, Inc. (a)	108,291	1,523,654

		18,214,469

Oil & Gas Services — 0.7%
Core Laboratories NV (b)	11,992	1,313,723

	Number of Shares	Value
Dril-Quip, Inc. (a)	10,400	$496,080
NOW, Inc. (a) (b)	29,490	325,275
Oceaneering International, Inc.	27,121	573,338
Superior Energy Services, Inc. (a)	42,213	406,511

		3,114,927

		22,827,192

Financial — 24.8%
Banks — 8.2%
Associated Banc-Corp.	41,149	1,045,185
BancorpSouth Bank	22,701	713,947
Bank of Hawaii Corp.	11,592	993,434
Bank of the Ozarks, Inc.	33,004	1,599,044
Cathay General Bancorp	20,608	869,039
Chemical Financial Corp.	19,379	1,036,195
Commerce Bancshares, Inc.	25,608	1,429,951
Cullen/Frost Bankers, Inc.	15,670	1,483,166
East West Bancorp, Inc.	39,393	2,396,276
F.N.B. Corp.	87,999	1,216,146
First Horizon National Corp.	88,482	1,768,755
Fulton Financial Corp.	48,095	860,901
Hancock Holding Co.	23,334	1,155,033
Home BancShares, Inc.	43,028	1,000,401
International Bancshares Corp.	14,620	580,414
MB Financial, Inc.	22,830	1,016,392
PacWest Bancorp	35,121	1,770,098
Pinnacle Financial Partners, Inc.	20,181	1,338,000
Prosperity Bancshares, Inc.	18,899	1,324,253
Signature Bank (a)	14,647	2,010,447
SVB Financial Group (a)	14,421	3,371,197
Synovus Financial Corp.	32,657	1,565,577
TCF Financial Corp.	47,238	968,379
Texas Capital Bancshares, Inc. (a)	13,520	1,201,928
Trustmark Corp.	18,625	593,393
UMB Financial Corp.	11,914	856,855
Umpqua Holdings Corp.	60,173	1,251,598
United Bankshares, Inc.	28,887	1,003,823
Valley National Bancorp	71,546	802,746
Webster Financial Corp.	25,132	1,411,413
Wintrust Financial Corp.	15,208	1,252,683

		39,886,669

Diversified Financial Services — 2.4%
Eaton Vance Corp.	32,345	1,823,935
Federated Investors, Inc. Class B	25,736	928,555
Interactive Brokers Group, Inc. Class A	19,498	1,154,477
Janus Henderson Group PLC	49,151	1,880,517
Legg Mason, Inc.	23,302	978,218
SEI Investments Co.	35,614	2,559,222
SLM Corp. (a)	117,466	1,327,366
Stifel Financial Corp.	18,615	1,108,709

		11,760,999

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 4.4%
Alleghany Corp. (a)	4,204	$2,505,962
American Financial Group, Inc.	18,726	2,032,520
Aspen Insurance Holdings Ltd.	16,111	654,107
Brown & Brown, Inc.	31,552	1,623,666
CNO Financial Group, Inc.	46,005	1,135,863
First American Financial Corp.	30,112	1,687,477
Genworth Financial, Inc. Class A (a)	137,495	427,609
The Hanover Insurance Group, Inc.	11,505	1,243,460
Kemper Corp.	13,260	913,614
Mercury General Corp.	10,068	538,034
Old Republic International Corp.	66,760	1,427,329
Primerica, Inc.	12,095	1,228,247
Reinsurance Group of America, Inc.	17,573	2,740,158
RenaissanceRe Holdings Ltd.	10,933	1,373,076
W.R. Berkley Corp.	26,346	1,887,691

		21,418,813

Real Estate — 0.4%
Alexander & Baldwin, Inc.	12,745	353,546
Jones Lang LaSalle, Inc.	12,358	1,840,477

		2,194,023

Real Estate Investment Trusts (REITS) — 8.6%
American Campus Communities, Inc.	37,147	1,524,141
Camden Property Trust	25,248	2,324,331
CoreCivic, Inc.	32,456	730,260
CoreSite Realty Corp.	9,297	1,058,928
Corporate Office Properties Trust	27,369	799,175
Cousins Properties, Inc.	114,049	1,054,953
CyrusOne, Inc.	24,794	1,475,987
DCT Industrial Trust, Inc.	25,334	1,489,133
Douglas Emmett, Inc.	43,614	1,790,791
Education Realty Trust, Inc.	20,592	719,073
EPR Properties	17,480	1,144,241
First Industrial Realty Trust, Inc.	32,666	1,027,999
The GEO Group, Inc.	33,686	794,990
Healthcare Realty Trust, Inc.	34,166	1,097,412
Highwoods Properties, Inc.	28,074	1,429,247
Hospitality Properties Trust	44,922	1,340,922
JBG SMITH Properties	25,429	883,149
Kilroy Realty Corp.	26,850	2,004,352
Lamar Advertising Co. Class A	22,920	1,701,581
LaSalle Hotel Properties	30,689	861,440
Liberty Property Trust	40,134	1,726,163
Life Storage, Inc.	12,697	1,130,922
Mack-Cali Realty Corp.	24,724	533,049
Medical Properties Trust, Inc.	99,397	1,369,691
National Retail Properties, Inc.	41,485	1,789,248
Omega Healthcare Investors, Inc. (b)	53,991	1,486,912
Potlatch Corp.	11,202	558,980
Quality Care Properties, Inc. (a)	25,851	357,002
Rayonier, Inc.	35,065	1,109,106
Sabra Health Care REIT, Inc.	48,571	911,678

	Number of Shares	Value
Senior Housing Properties Trust	64,750	$1,239,962
Tanger Factory Outlet Centers, Inc. (b)	25,851	685,310
Taubman Centers, Inc. (b)	16,655	1,089,737
Uniti Group, Inc. (a) (b)	45,157	803,343
Urban Edge Properties	28,666	730,696
Washington Prime Group, Inc. (b)	51,192	364,487
Weingarten Realty Investors	32,545	1,069,754

		42,208,145

Savings & Loans — 0.8%
New York Community Bancorp, Inc.	132,913	1,730,527
Sterling Bancorp	61,594	1,515,212
Washington Federal, Inc.	23,670	810,698

		4,056,437

		121,525,086

Industrial — 19.0%
Aerospace & Defense — 1.4%
Curtiss-Wright Corp.	12,036	1,466,586
Esterline Technologies Corp. (a)	7,214	538,886
KLX, Inc. (a)	13,975	953,794
Orbital ATK, Inc.	15,723	2,067,574
Teledyne Technologies, Inc. (a)	9,691	1,755,525

		6,782,365

Building Materials — 1.2%
Cree, Inc. (a)	26,949	1,000,886
Eagle Materials, Inc.	13,292	1,505,984
Lennox International, Inc.	10,260	2,136,747
Louisiana-Pacific Corp. (a)	39,376	1,034,014

		5,677,631

Electrical Components & Equipment — 1.2%
Belden, Inc.	11,492	886,838
Energizer Holdings, Inc.	16,472	790,326
EnerSys	11,455	797,612
Hubbell, Inc.	14,906	2,017,378
Littelfuse, Inc.	6,186	1,223,714

		5,715,868

Electronics — 3.7%
Arrow Electronics, Inc. (a)	24,033	1,932,494
Avnet, Inc.	32,903	1,303,617
Coherent, Inc. (a)	6,711	1,893,978
Gentex Corp.	77,498	1,623,583
Jabil, Inc.	48,202	1,265,302
Keysight Technologies, Inc. (a)	50,469	2,099,510
Knowles Corp. (a)	24,376	357,352
National Instruments Corp.	29,163	1,214,056
SYNNEX Corp.	7,933	1,078,491
Tech Data Corp. (a)	9,535	934,144
Trimble, Inc. (a)	68,626	2,788,961
Vishay Intertechnology, Inc. (b)	35,701	740,796

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Woodward, Inc.	15,089	$1,154,912

		18,387,196

Engineering & Construction — 1.1%
AECOM (a)	43,031	1,598,602
Dycom Industries, Inc. (a)	8,383	934,118
EMCOR Group, Inc.	16,099	1,316,093
Granite Construction, Inc.	10,762	682,634
KBR, Inc.	38,310	759,687

		5,291,134

Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	14,091	763,732
MSA Safety, Inc.	9,321	722,564

		1,486,296

Hand & Machine Tools — 0.7%
Kennametal, Inc.	22,148	1,072,185
Lincoln Electric Holdings, Inc.	16,813	1,539,735
Regal Beloit Corp.	12,174	932,528

		3,544,448

Machinery – Construction & Mining — 0.6%
Oshkosh Corp.	20,537	1,866,608
Terex Corp.	21,727	1,047,676

		2,914,284

Machinery – Diversified — 2.9%
AGCO Corp.	18,043	1,288,811
Cognex Corp.	47,192	2,886,263
Graco, Inc.	45,771	2,069,765
IDEX Corp.	20,836	2,749,727
Nordson Corp.	13,827	2,024,273
Wabtec Corp. (b)	23,261	1,894,143
Zebra Technologies Corp. Class A (a)	14,441	1,498,976

		14,411,958

Metal Fabricate & Hardware — 0.5%
The Timken Co.	18,578	913,109
Valmont Industries, Inc.	6,139	1,018,153
Worthington Industries, Inc.	12,128	534,359

		2,465,621

Miscellaneous – Manufacturing — 1.9%
AptarGroup, Inc.	17,046	1,470,729
Carlisle Cos., Inc.	16,906	1,921,367
Crane Co.	13,780	1,229,452
Donaldson Co., Inc.	35,367	1,731,215
ITT, Inc.	24,095	1,285,950
Trinity Industries, Inc.	41,488	1,554,140

		9,192,853

Packaging & Containers — 0.9%
Bemis Co., Inc.	24,724	1,181,560
Greif, Inc. Class A	7,131	431,996
Owens-Illinois, Inc. (a)	44,258	981,200
Silgan Holdings, Inc.	20,190	593,384

	Number of Shares	Value
Sonoco Products Co.	27,078	$1,438,925

		4,627,065

Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc.	12,378	2,917,495

Transportation — 1.9%
Genesee & Wyoming, Inc. Class A (a)	16,742	1,318,098
Kirby Corp. (a)	14,647	978,420
Knight-Swift Transportation Holdings, Inc.	35,039	1,531,905
Landstar System, Inc.	11,406	1,187,364
Old Dominion Freight Line, Inc.	18,631	2,450,908
Ryder System, Inc.	14,413	1,213,142
Werner Enterprises, Inc.	12,363	477,830

		9,157,667

Trucking & Leasing — 0.1%
GATX Corp. (b)	10,428	648,204

		93,220,085

Technology — 11.3%
Computers — 2.5%
3D Systems Corp. (a) (b)	31,721	274,069
Convergys Corp.	24,962	586,607
Diebold Nixdorf, Inc. (b)	20,838	340,701
DST Systems, Inc.	16,435	1,020,120
Fortinet, Inc. (a)	40,775	1,781,460
Leidos Holdings, Inc.	38,715	2,499,828
MAXIMUS, Inc.	17,866	1,278,848
NCR Corp. (a)	33,008	1,121,942
NetScout Systems, Inc. (a)	23,734	722,700
Science Applications International Corp.	11,873	909,116
Teradata Corp. (a)	33,030	1,270,334
VeriFone Systems, Inc. (a)	30,773	544,990

		12,350,715

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	51,393	574,574

Semiconductors — 2.8%
Cirrus Logic, Inc. (a)	17,496	907,343
Cypress Semiconductor Corp.	91,046	1,387,541
Integrated Device Technology, Inc. (a)	36,341	1,080,418
IPG Photonics Corp. (a)	10,203	2,184,768
Microsemi Corp. (a)	32,004	1,653,007
MKS Instruments, Inc.	14,796	1,398,222
Monolithic Power Systems, Inc.	10,473	1,176,746
Silicon Laboratories, Inc. (a)	11,647	1,028,430
Synaptics, Inc. (a)	9,136	364,892
Teradyne, Inc.	53,494	2,239,794

		13,421,161

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 5.9%
ACI Worldwide, Inc. (a)	32,402	$734,553
Acxiom Corp. (a)	21,560	594,194
Allscripts Healthcare Solutions, Inc. (a)	48,966	712,455
Blackbaud, Inc.	13,093	1,237,158
Broadridge Financial Solutions, Inc.	31,752	2,876,096
CDK Global, Inc.	35,868	2,556,671
CommVault Systems, Inc. (a)	11,580	607,950
The Dun & Bradstreet Corp.	10,058	1,190,968
Fair Isaac Corp.	8,198	1,255,934
j2 Global, Inc.	13,257	994,673
Jack Henry & Associates, Inc.	21,109	2,468,909
Manhattan Associates, Inc. (a)	18,734	928,082
Medidata Solutions, Inc. (a)	15,942	1,010,244
MSCI, Inc.	24,548	3,106,304
PTC, Inc. (a)	31,489	1,913,586
Take-Two Interactive Software, Inc. (a)	31,079	3,411,853
Tyler Technologies, Inc. (a)	9,551	1,691,004
The Ultimate Software Group, Inc. (a)	7,770	1,695,647

		28,986,281

		55,332,731

Utilities — 5.3%
Electric — 2.5%
Black Hills Corp.	14,490	870,994
Great Plains Energy, Inc.	58,834	1,896,808
Hawaiian Electric Industries, Inc.	29,654	1,071,992
IDACORP, Inc.	13,878	1,267,894
MDU Resources Group, Inc.	52,993	1,424,452
NorthWestern Corp.	13,337	796,219
OGE Energy Corp.	54,572	1,795,965
PNM Resources, Inc.	21,689	877,320
Westar Energy, Inc.	38,778	2,047,478

		12,049,122

Gas — 2.4%
Atmos Energy Corp.	30,490	2,618,786
National Fuel Gas Co. (b)	23,274	1,277,975
New Jersey Resources Corp.	23,507	944,981
ONE Gas, Inc.	14,260	1,044,688
Southwest Gas Holdings, Inc.	12,953	1,042,457
UGI Corp.	47,264	2,219,045
Vectren Corp.	22,547	1,466,006
WGL Holdings, Inc.	13,989	1,200,816

		11,814,754

	Number of Shares	Value
Water — 0.4%
Aqua America, Inc.	48,400	$1,898,732

		25,762,608

TOTAL COMMON STOCK (Cost $414,058,641)		486,668,358

TOTAL EQUITIES (Cost $414,058,641)		486,668,358

MUTUAL FUNDS — 5.6%
Diversified Financial Services — 5.6%
State Street Navigator Securities Lending Prime Portfolio (c)	27,395,117	27,395,117

TOTAL MUTUAL FUNDS (Cost $27,395,117)		27,395,117

TOTAL LONG-TERM INVESTMENTS (Cost $441,453,758)		514,063,475

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (d)	$4,756,983	4,756,983

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill (e) 0.000% 2/01/18	905,000	904,046

TOTAL SHORT-TERM INVESTMENTS (Cost $5,661,095)		5,661,029

TOTAL INVESTMENTS — 106.2% (Cost $447,114,853) (f)		519,724,504

Other Assets/(Liabilities) — (6.2)%		(30,223,808)

NET ASSETS — 100.0%		$489,500,696

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $26,727,986 or 5.46% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,757,268. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $4,853,625.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
S&P Midcap 400 E Mini Index	3/16/18	28	$5,294,424	$32,296

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.5%
Basic Materials — 3.5%
Chemicals — 2.0%
A. Schulman, Inc.	3,906	$145,499
Aceto Corp.	4,181	43,190
AdvanSix, Inc. (a)	4,105	172,697
AgroFresh Solutions, Inc. (a)	3,018	22,333
American Vanguard Corp.	3,983	78,266
Balchem Corp.	4,348	350,449
Calgon Carbon Corp.	6,906	147,098
Codexis, Inc. (a)	5,551	46,351
CSW Industrials, Inc. (a)	1,973	90,659
Ferro Corp. (a)	11,494	271,143
GCP Applied Technologies, Inc. (a)	9,851	314,247
H.B. Fuller Co.	6,922	372,888
Hawkins, Inc.	1,320	46,464
Ingevity Corp. (a)	5,838	411,404
Innophos Holdings, Inc.	2,679	125,190
Innospec, Inc.	3,291	232,345
Intrepid Potash, Inc. (a) (b)	12,752	60,700
KMG Chemicals, Inc.	1,800	118,944
Koppers Holdings, Inc. (a)	2,819	143,487
Kraton Corp. (a)	4,110	197,979
Kronos Worldwide, Inc.	3,113	80,222
Landec Corp. (a)	3,662	46,141
Minerals Technologies, Inc.	4,830	332,545
Oil-Dri Corp. of America	687	28,511
OMNOVA Solutions, Inc. (a)	5,909	59,090
PolyOne Corp.	11,038	480,153
PQ Group Holdings, Inc. (a)	4,020	66,129
Quaker Chemical Corp.	1,784	269,009
Rayonier Advanced Materials, Inc. (b)	5,889	120,430
Sensient Technologies Corp.	6,074	444,313
Stepan Co.	2,740	216,378
Tronox Ltd. Class A	12,339	253,073
Valhi, Inc.	3,443	21,243

		5,808,570

Forest Products & Paper — 0.3%
Clearwater Paper Corp. (a)	2,208	100,243
Deltic Timber Corp.	1,500	137,325
Neenah Paper, Inc.	2,285	207,135
Orchids Paper Products Co.	1,239	15,859
P.H. Glatfelter Co.	5,931	127,161
Schweitzer-Mauduit International, Inc.	4,178	189,514
Verso Corp. Class A (a)	4,731	83,124

		860,361

Iron & Steel — 0.6%
AK Steel Holding Corp. (a) (b)	43,305	245,106
Allegheny Technologies, Inc. (a) (b)	17,251	416,439

	Number of Shares	Value
Carpenter Technology Corp.	6,360	$324,296
Cleveland-Cliffs, Inc. (a)	40,918	295,019
Commercial Metals Co.	15,870	338,349
Ryerson Holding Corp. (a)	2,156	22,422
Schnitzer Steel Industries, Inc. Class A	3,663	122,711
Shiloh Industries, Inc. (a)	1,928	15,810

		1,780,152

Mining — 0.6%
Century Aluminum Co. (a)	6,791	133,375
Coeur Mining, Inc. (a)	25,440	190,800
Compass Minerals International, Inc. (b)	4,649	335,890
Fairmount Santrol Holdings, Inc. (a) (b)	21,209	110,923
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	-
Gold Resource Corp.	7,159	31,500
Hecla Mining Co.	54,049	214,575
Kaiser Aluminum Corp.	2,270	242,550
Klondex Mines Ltd. (a)	24,661	64,365
Materion Corp.	2,754	133,844
Smart Sand, Inc. (a) (b)	3,094	26,794
United States Lime & Minerals, Inc.	270	20,817
Uranium Energy Corp. (a) (b)	19,113	33,830
US Silica Holdings, Inc. (b)	11,215	365,160

		1,904,423

		10,353,506

Communications — 5.9%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. Class A	5,171	23,787
MDC Partners, Inc. Class A (a)	7,801	76,060
Yext, Inc. (a)	3,240	38,977

		138,824

Internet — 2.6%
1-800-Flowers.com, Inc. Class A (a)	3,580	38,306
8x8, Inc. (a)	12,090	170,469
Blucora, Inc. (a)	6,087	134,523
Boingo Wireless, Inc. (a)	5,227	117,608
Cars.com, Inc. (a) (b)	9,887	285,141
Carvana Co. (a)	1,907	36,462
ChannelAdvisor Corp. (a)	3,409	30,681
Chegg, Inc. (a) (b)	13,060	213,139
Cogent Communications Holdings, Inc.	5,717	258,980
Corindus Vascular Robotics, Inc. (a) (b)	13,736	13,873
DHI Group, Inc. (a)	6,878	13,068

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Endurance International Group Holdings, Inc. (a)	7,918	$66,511
ePlus, Inc. (a)	1,795	134,984
Etsy, Inc. (a)	16,591	339,286
FTD Cos., Inc. (a)	2,447	17,594
Groupon, Inc. (a) (b)	46,642	237,874
GrubHub, Inc. (a) (b)	11,790	846,522
HealthStream, Inc. (a)	3,513	81,361
Imperva, Inc. (a)	4,684	185,955
Internap Corp. (a)	2,749	43,187
Lands’ End, Inc. (a) (b)	1,812	35,425
Leaf Group Ltd. (a)	1,783	17,652
Limelight Networks, Inc. (a)	10,284	45,352
Liquidity Services, Inc. (a)	3,424	16,606
The Meet Group, Inc. (a)	8,843	24,937
ModusLink Global Solutions, Inc. (a)	573	1,427
New Media Investment Group, Inc.	6,974	117,024
NIC, Inc.	8,762	145,449
Okta, Inc. (a)	2,677	68,558
Ominto, Inc. (a) (b)	1,870	6,339
Overstock.com, Inc. (a) (b)	2,292	146,459
Perficient, Inc. (a)	4,760	90,773
Proofpoint, Inc. (a)	5,992	532,150
Q2 Holdings, Inc. (a)	4,288	158,013
QuinStreet, Inc. (a)	5,023	42,093
Quotient Technology, Inc. (a)	10,391	122,094
Rapid7, Inc. (a)	2,954	55,122
RealNetworks, Inc. (a)	3,226	11,033
Reis, Inc.	1,200	24,780
RingCentral, Inc. Class A (a)	8,925	431,970
The Rubicon Project, Inc. (a)	5,855	10,949
Shutterfly, Inc. (a)	4,549	226,313
Shutterstock, Inc. (a)	2,549	109,683
Stamps.com, Inc. (a)	2,243	421,684
TechTarget, Inc. (a)	2,655	36,958
The Trade Desk, Inc. Class A (a) (b)	3,243	148,302
TrueCar, Inc. (a) (b)	9,599	107,509
Tucows, Inc. Class A (a) (b)	1,246	87,282
VASCO Data Security International, Inc. (a)	4,219	58,644
VirnetX Holding Corp. (a) (b)	7,226	26,736
Web.com Group, Inc. (a)	5,228	113,970
XO Group, Inc. (a)	3,407	62,893
Yelp, Inc. (a)	10,967	460,175
Zendesk, Inc. (a)	13,682	462,999
Zix Corp. (a)	7,307	32,005

		7,724,882

Media — 1.3%
Beasley Broadcasting Group, Inc. Class A	641	8,589
Central European Media Enterprises Ltd. Class A (a) (b)	11,149	51,843

	Number of Shares	Value
Daily Journal Corp. (a) (b)	153	$35,224
The E.W. Scripps Co. Class A (a)	8,018	125,321
Entercom Communications Corp. Class A	17,386	187,769
Entravision Communications Corp. Class A	9,114	65,165
Gannett Co., Inc.	15,460	179,181
Global Eagle Entertainment, Inc. (a) (b)	7,233	16,564
Gray Television, Inc. (a)	8,735	146,311
Hemisphere Media Group, Inc. (a) (b)	2,046	23,631
Houghton Mifflin Harcourt Co. (a)	14,117	131,288
Liberty Media Corp-Liberty Braves Class A (a)	1,345	29,657
Liberty Media Corp-Liberty Braves Class C (a)	4,673	103,834
Meredith Corp.	5,436	359,048
MSG Networks, Inc. Class A (a)	8,197	165,989
The New York Times Co. Class A	17,241	318,959
Nexstar Media Group, Inc. Class A	6,024	471,077
Saga Communications, Inc. Class A	507	20,508
Salem Media Group, Inc.	1,469	6,611
Scholastic Corp.	3,872	155,306
Sinclair Broadcast Group, Inc. Class A (b)	9,806	371,157
Time, Inc.	13,754	253,761
TiVo Corp.	16,460	256,776
Townsquare Media, Inc. Class A (a)	1,185	9,101
tronc, Inc. (a)	2,777	48,848
Value Line, Inc.	118	2,283
WideOpenWest, Inc. (a) (b)	2,855	30,177
World Wrestling Entertainment, Inc. Class A (b)	5,321	162,716

		3,736,694

Telecommunications — 2.0%
A10 Networks, Inc. (a)	6,871	53,044
Acacia Communications, Inc. (a) (b)	2,609	94,524
ADTRAN, Inc.	6,639	128,465
Aerohive Networks, Inc. (a)	4,513	26,311
ATN International, Inc.	1,448	80,016
CalAmp Corp. (a)	4,796	102,778
Calix, Inc. (a)	5,861	34,873
Ciena Corp. (a)	19,368	405,372
Cincinnati Bell, Inc. (a)	5,721	119,283
Clearfield, Inc. (a)	1,569	19,220
Comtech Telecommunications Corp.	3,136	69,368
Consolidated Communications Holdings, Inc. (b)	9,053	110,356
Extreme Networks, Inc. (a)	15,380	192,558
Finisar Corp. (a) (b)	15,654	318,559
Frontier Communications Corp. (b)	10,702	72,346
General Communication, Inc. Class A (a)	3,644	142,189

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Globalstar, Inc. (a) (b)	78,215	$102,462
Gogo, Inc. (a) (b)	7,740	87,307
GTT Communications, Inc. (a) (b)	4,242	199,162
Harmonic, Inc. (a)	10,959	46,028
Hawaiian Telcom Holdco, Inc. (a)	826	25,490
HC2 Holdings, Inc. (a)	5,776	34,367
IDT Corp. Class B	2,380	25,228
Infinera Corp. (a)	20,352	128,828
Intelsat SA (a)	4,904	16,625
InterDigital, Inc.	4,755	362,093
Iridium Communications, Inc. (a) (b)	11,449	135,098
KVH Industries, Inc. (a)	2,070	21,424
Loral Space & Communications, Inc. (a)	1,750	77,087
NeoPhotonics Corp. (a)	4,544	29,900
NETGEAR, Inc. (a)	4,296	252,390
Oclaro, Inc. (a) (b)	22,678	152,850
Ooma, Inc. (a)	2,396	28,632
ORBCOMM, Inc. (a)	9,309	94,766
Plantronics, Inc.	4,526	228,020
Preformed Line Products Co.	427	30,338
Quantenna Communications, Inc. (a) (b)	2,974	36,283
RigNet, Inc. (a)	1,899	28,390
Shenandoah Telecommunications Co.	6,380	215,644
Spok Holdings, Inc.	2,748	43,006
Straight Path Communications, Inc. Class B (a)	1,343	244,144
Telenav, Inc. (a)	4,022	22,121
Ubiquiti Networks, Inc. (a) (b)	3,078	218,600
ViaSat, Inc. (a) (b)	7,309	547,079
Viavi Solutions, Inc. (a)	31,455	274,917
Vonage Holdings Corp. (a)	28,253	287,333
Windstream Holdings, Inc. (b)	25,259	46,729

		6,011,603

		17,612,003

Consumer, Cyclical — 11.6%
Airlines — 0.3%
Allegiant Travel Co. (b)	1,738	268,956
Hawaiian Holdings, Inc.	7,119	283,692
SkyWest, Inc.	6,965	369,841

		922,489

Apparel — 0.6%
Columbia Sportswear Co.	4,004	287,808
Crocs, Inc. (a)	9,565	120,902
Deckers Outdoor Corp. (a)	4,342	348,445
Delta Apparel, Inc. (a)	976	19,715
Iconix Brand Group, Inc. (a) (b)	7,184	9,267
Oxford Industries, Inc.	2,251	169,253
Perry Ellis International, Inc. (a)	1,723	43,144
Sequential Brands Group, Inc. (a) (b)	5,381	9,578
Steven Madden Ltd. (a)	8,115	378,970

	Number of Shares	Value
Superior Uniform Group, Inc.	1,158	$30,930
Unifi, Inc. (a)	2,095	75,148
Weyco Group, Inc.	826	24,549
Wolverine World Wide, Inc.	12,957	413,069

		1,930,778

Auto Manufacturers — 0.2%
Blue Bird Corp. (a)	1,073	21,353
Navistar International Corp. (a)	6,828	292,785
REV Group, Inc.	3,101	100,875
Wabash National Corp. (b)	8,020	174,034

		589,047

Auto Parts & Equipment — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	13,564	230,995
Commercial Vehicle Group, Inc. (a)	3,507	37,490
Cooper Tire & Rubber Co. (b)	7,064	249,712
Cooper-Standard Holding, Inc. (a)	2,364	289,590
Dana, Inc.	19,944	638,407
Dorman Products, Inc. (a)	3,699	226,157
Douglas Dynamics, Inc.	3,061	115,706
Gentherm, Inc. (a)	5,014	159,195
Horizon Global Corp. (a)	3,480	48,790
Meritor, Inc. (a)	11,493	269,626
Miller Industries, Inc.	1,515	39,087
Modine Manufacturing Co. (a)	6,772	136,794
Motorcar Parts of America, Inc. (a)	2,622	65,524
Spartan Motors, Inc.	4,747	74,765
Standard Motor Products, Inc.	2,982	133,922
Superior Industries International, Inc.	3,437	51,039
Tenneco, Inc.	6,997	409,604
Titan International, Inc.	6,813	87,751
Tower International, Inc.	2,705	82,638

		3,346,792

Distribution & Wholesale — 0.9%
Anixter International, Inc. (a)	3,990	303,240
Beacon Roofing Supply, Inc. (a)	9,165	584,360
Castle Brands, Inc. (a) (b)	12,891	15,727
Core-Mark Holding Co., Inc.	6,257	197,596
EnviroStar, Inc. (b)	521	20,840
Essendant, Inc.	5,043	46,749
Fossil Group, Inc. (a) (b)	6,131	47,638
G-III Apparel Group Ltd. (a)	5,940	219,127
H&E Equipment Services, Inc.	4,320	175,608
Huttig Building Products, Inc. (a) (b)	3,429	22,803
Nexeo Solutions, Inc. (a)	3,700	33,670
ScanSource, Inc. (a)	3,440	123,152
SiteOne Landscape Supply, Inc. (a)	4,655	357,038
Systemax, Inc.	1,578	52,500
Titan Machinery, Inc. (a)	2,556	54,110
Triton International Ltd. (a)	6,459	241,890
Veritiv Corp. (a)	1,610	46,529

		2,542,577

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 1.1%
AMC Entertainment Holdings, Inc. Class A (b)	7,335	$110,759
Churchill Downs, Inc.	1,847	429,797
Eldorado Resorts, Inc. (a) (b)	6,449	213,784
Empire Resorts, Inc. (a) (b)	459	12,393
Eros International PLC (a) (b)	3,392	32,733
Golden Entertainment, Inc. (a)	1,476	48,191
IMAX Corp. (a)	7,684	177,885
Inspired Entertainment, Inc. (a)	513	5,027
International Speedway Corp. Class A	3,322	132,382
Marriott Vacations Worldwide Corp.	2,935	396,841
National CineMedia, Inc.	8,482	58,187
Penn National Gaming, Inc. (a)	11,617	363,961
Pinnacle Entertainment, Inc. (a)	7,261	237,653
RCI Hospitality Holdings, Inc.	1,233	34,499
Reading International, Inc. Series A (a)	2,302	38,443
Red Rock Resorts, Inc. Class A	9,468	319,450
Scientific Games Corp. Class A (a)	7,304	374,695
SeaWorld Entertainment, Inc. (a) (b)	9,324	126,527
Speedway Motorsports, Inc.	1,615	30,475

		3,143,682

Home Builders — 1.0%
AV Homes, Inc. (a) (b)	1,679	27,955
Beazer Homes USA, Inc. (a)	4,260	81,835
Cavco Industries, Inc. (a)	1,170	178,542
Century Communities, Inc. (a)	2,612	81,233
Green Brick Partners, Inc. (a)	3,190	36,047
Hovnanian Enterprises, Inc. Class A (a)	16,693	55,922
Installed Building Products, Inc. (a)	2,960	224,812
KB Home	11,677	373,080
LGI Homes, Inc. (a) (b)	2,365	177,446
M.D.C. Holdings, Inc.	6,147	195,966
M/I Homes, Inc. (a)	3,639	125,182
Meritage Home Corp. (a)	5,289	270,797
The New Home Co., Inc. (a)	1,743	21,840
PICO Holdings, Inc. (a)	3,003	38,438
Taylor Morrison Home Corp. Class A (a)	11,142	272,645
TRI Pointe Group, Inc. (a)	20,593	369,027
William Lyon Homes Class A (a)	3,742	108,817
Winnebago Industries, Inc.	4,327	240,581

		2,880,165

Home Furnishing — 0.3%
Daktronics, Inc.	4,831	44,107
Ethan Allen Interiors, Inc.	3,445	98,527
Flexsteel Industries, Inc.	1,040	48,651
Hamilton Beach Brands Inc. Class B (d)	537	13,796
Hooker Furniture Corp.	1,542	65,458
iRobot Corp. (a) (b)	3,633	278,651

	Number of Shares	Value
Sleep Number Corp. (a)	5,391	$202,648
Universal Electronics, Inc. (a)	1,956	92,421
VOXX International Corp. (a)	2,639	14,778

		859,037

Housewares — 0.0%
Libbey, Inc.	3,008	22,620
Lifetime Brands, Inc.	1,309	21,599

		44,219

Leisure Time — 0.7%
Acushnet Holdings Corp. (b)	4,341	91,508
Callaway Golf Co.	12,792	178,193
Camping World Holdings, Inc. Class A	4,361	195,067
Clarus Corp. (a)	2,911	22,851
Drive Shack, Inc.	8,624	47,691
Escalade, Inc.	1,451	17,847
Fox Factory Holding Corp. (a)	4,805	186,674
Johnson Outdoors, Inc. Class A	673	41,787
LCI Industries	3,327	432,510
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,063	94,844
Lindblad Expeditions Holdings, Inc. (a)	2,707	26,502
Malibu Boats, Inc. Class A (a)	2,772	82,412
Marine Products Corp.	1,141	14,536
MCBC Holdings, Inc. (a)	2,520	55,994
Nautilus, Inc. (a)	4,123	55,042
Planet Fitness, Inc. Class A (a)	11,871	411,093
Vista Outdoor, Inc. (a)	7,785	113,427

		2,067,978

Lodging — 0.5%
Belmond Ltd. Class A (a)	12,225	149,756
Boyd Gaming Corp. (b)	11,402	399,640
Caesars Entertainment Corp. (a)	18,746	237,137
Century Casinos, Inc. (a)	2,933	26,778
ILG, Inc.	14,591	415,552
La Quinta Holdings, Inc. (a)	11,179	206,364
The Marcus Corp.	2,560	70,016
Monarch Casino & Resort, Inc. (a)	1,478	66,244
Red Lion Hotels Corp. (a)	2,380	23,443

		1,594,930

Office Furnishings — 0.4%
CompX International, Inc.	155	2,062
Herman Miller, Inc.	8,196	328,250
HNI Corp.	5,961	229,916
Interface, Inc.	8,203	206,305
Kimball International, Inc. Class B	5,004	93,425
Knoll, Inc.	6,684	153,999
Steelcase, Inc. Class A	11,597	176,274

		1,190,231

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 4.3%
Abercrombie & Fitch Co. Class A (b)	9,356	$163,075
America’s Car-Mart, Inc. (a)	978	43,668
American Eagle Outfitters, Inc.	22,284	418,939
Asbury Automotive Group, Inc. (a)	2,543	162,752
Ascena Retail Group, Inc. (a) (b)	23,672	55,629
At Home Group, Inc. (a) (b)	670	20,361
Barnes & Noble Education, Inc. (a)	5,223	43,038
Barnes & Noble, Inc.	8,114	54,364
Bassett Furniture Industries, Inc.	1,391	52,302
Big 5 Sporting Goods Corp. (b)	2,770	21,052
Big Lots, Inc. (b)	5,852	328,590
Biglari Holdings, Inc. (a)	140	58,016
BJ’s Restaurants, Inc.	2,770	100,828
Bloomin’ Brands, Inc.	12,730	271,658
BMC Stock Holdings, Inc. (a)	8,986	227,346
Bojangles’, Inc. (a)	2,380	28,084
Boot Barn Holdings, Inc. (a) (b)	1,690	28,071
Brinker International, Inc. (b)	6,396	248,421
The Buckle, Inc. (b)	3,959	94,026
Buffalo Wild Wings, Inc. (a)	2,125	332,244
Build-A-Bear Workshop, Inc. (a)	1,860	17,112
Caleres, Inc.	5,777	193,414
Carrols Restaurant Group, Inc. (a)	4,755	57,773
The Cato Corp. Class A	3,256	51,836
The Cheesecake Factory, Inc. (b)	5,885	283,539
Chico’s FAS, Inc.	17,612	155,338
The Children’s Place, Inc.	2,368	344,189
Chuy’s Holdings, Inc. (a)	2,311	64,824
Citi Trends, Inc.	1,833	48,501
Conn’s, Inc. (a)	2,535	90,119
The Container Store Group, Inc. (a)	2,380	11,281
Cracker Barrel Old Country Store, Inc. (b)	2,638	419,152
Dave & Buster’s Entertainment, Inc. (a)	5,701	314,524
Del Frisco’s Restaurant Group, Inc. (a)	2,942	44,865
Del Taco Restaurants, Inc. (a)	4,511	54,673
Denny’s Corp. (a)	8,802	116,538
Dillard’s, Inc. Class A (b)	1,912	114,816
DineEquity, Inc. (b)	2,355	119,469
DSW, Inc. Class A	9,012	192,947
Duluth Holdings, Inc. Class B (a) (b)	1,316	23,491
El Pollo Loco Holdings, Inc. (a)	2,784	27,562
Express, Inc. (a)	10,607	107,661
EZCORP, Inc. Class A (a)	6,866	83,765
Fiesta Restaurant Group, Inc. (a)	3,552	67,488
The Finish Line, Inc. Class A	5,376	78,113
FirstCash, Inc.	6,357	428,780
Five Below, Inc. (a)	7,414	491,696
Fogo De Chao, Inc. (a)	1,244	14,430
Foundation Building Materials, Inc. (a)	2,001	29,595
Francesca’s Holdings Corp. (a)	4,988	36,462
Fred’s, Inc. Class A (b)	4,913	19,898

	Number of Shares	Value
Freshpet, Inc. (a) (b)	3,419	$64,790
Gaia, Inc. (a)	1,207	14,967
Genesco, Inc. (a)	2,682	87,165
GMS, Inc. (a)	3,755	141,338
GNC Holdings, Inc. Class A (b)	9,511	35,096
Group 1 Automotive, Inc.	2,727	193,535
Guess?, Inc. (b)	8,190	138,247
The Habit Restaurants, Inc. Class A (a) (b)	2,709	25,871
Haverty Furniture Cos., Inc.	2,585	58,550
Hibbett Sports, Inc. (a) (b)	2,837	57,875
J Alexander’s Holdings, Inc. (a)	1,836	17,809
J. Jill, Inc. (a)	1,552	12,106
Jack in the Box, Inc.	4,040	396,364
JC Penney Co., Inc. (a) (b)	42,323	133,741
Kirkland’s, Inc. (a)	2,185	26,144
La-Z-Boy, Inc.	6,619	206,513
Lithia Motors, Inc. Class A	3,231	367,009
Lumber Liquidators Holdings, Inc. (a) (b)	3,835	120,381
MarineMax, Inc. (a)	3,135	59,251
Movado Group, Inc.	2,083	67,073
Nathan’s Famous, Inc.	393	29,671
National Vision Holdings, Inc. (a)	2,518	102,256
Noodles & Co. (a)	1,419	7,450
Office Depot, Inc.	70,353	249,050
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,537	348,095
Papa John’s International, Inc. (b)	3,568	200,200
Party City Holdco, Inc. (a) (b)	3,855	53,777
PC Connection, Inc.	1,567	41,071
PCM, Inc. (a)	1,326	13,127
PetIQ, Inc. (a) (b)	978	21,360
PetMed Express, Inc.	2,702	122,941
Pier 1 Imports, Inc.	10,983	45,470
Potbelly Corp. (a)	3,073	37,798
PriceSmart, Inc.	3,032	261,055
Red Robin Gourmet Burgers, Inc. (a)	1,782	100,505
Regis Corp. (a)	4,928	75,694
RH (a) (b)	2,758	237,767
Rush Enterprises, Inc. Class A (a)	4,180	212,386
Rush Enterprises, Inc. Class B (a)	707	34,084
Ruth’s Hospitality Group, Inc.	4,033	87,314
Sears Holdings Corp. (a) (b)	1,541	5,517
Shake Shack, Inc. Class A (a) (b)	3,052	131,846
Shoe Carnival, Inc.	1,587	42,452
Sonic Automotive, Inc. Class A	3,478	64,169
Sonic Corp. (b)	5,361	147,320
Sportsman’s Warehouse Holdings, Inc. (a) (b)	5,120	33,843
Tailored Brands, Inc. (b)	6,742	147,178
Texas Roadhouse, Inc.	9,184	483,813
Tile Shop Holdings, Inc.	5,366	51,514
Tilly’s, Inc. Class A	1,826	26,952

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vera Bradley, Inc. (a)	2,780	$33,860
Vitamin Shoppe, Inc. (a) (b)	2,744	12,074
Wingstop, Inc. (b)	3,973	154,868
Winmark Corp.	297	38,432
Zoe’s Kitchen, Inc. (a)	2,571	42,987
Zumiez, Inc. (a)	2,561	53,333

		12,831,369

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	6,031	208,070
Wesco Aircraft Holdings, Inc. (a)	7,541	55,803

		263,873

Textiles — 0.1%
Culp, Inc.	1,536	51,456
UniFirst Corp.	2,098	345,960

		397,416

Toys, Games & Hobbies — 0.0%
Funko, Inc. (a) (b)	1,455	9,676

		34,614,259

Consumer, Non-cyclical — 20.7%
Agriculture — 0.2%
Alico, Inc.	427	12,597
The Andersons, Inc.	3,679	114,601
Cadiz, Inc. (a) (b)	2,990	42,608
Limoneira Co.	1,653	37,027
Tejon Ranch Co. (a)	2,549	52,917
Turning Point Brands, Inc.	686	14,495
Universal Corp.	3,387	177,817
Vector Group Ltd. (b)	13,472	301,503

		753,565

Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a) (b)	1,143	218,427
Coca-Cola Bottling Co. Consolidated	644	138,627
Craft Brew Alliance, Inc. (a)	1,734	33,293
Farmer Brothers Co. (a)	1,170	37,616
MGP Ingredients, Inc.	1,773	136,308
National Beverage Corp. (b)	1,609	156,781
Primo Water Corp. (a)	3,449	43,354

		764,406

Biotechnology — 4.7%
Abeona Therapeutics, Inc. (a) (b)	3,869	61,324
Acceleron Pharma, Inc. (a)	5,162	219,075
Achillion Pharmaceuticals, Inc. (a)	15,777	45,438
Acorda Therapeutics, Inc. (a)	5,909	126,748
Aduro Biotech, Inc. (a) (b)	6,169	46,267
Advaxis, Inc. (a) (b)	5,108	14,507
Agenus, Inc. (a) (b)	10,034	32,711
Aileron Therapeutics, Inc. (a) (b)	479	5,049
Alder Biopharmaceuticals, Inc. (a)	8,617	98,665
Allena Pharmaceuticals, Inc. (a)	751	7,555

	Number of Shares	Value
AMAG Pharmaceuticals, Inc. (a) (b)	4,768	$63,176
Amicus Therapeutics, Inc. (a) (b)	22,899	329,517
AnaptysBio, Inc. (a)	2,451	246,865
Anavex Life Sciences Corp. (a) (b)	5,188	16,705
ANI Pharmaceuticals, Inc. (a)	1,096	70,637
Aratana Therapeutics, Inc. (a)	5,811	30,566
Ardelyx, Inc. (a)	4,507	29,746
Arena Pharmaceuticals, Inc. (a)	5,384	182,894
Assembly Biosciences, Inc. (a)	2,214	100,183
Asterias Biotherapeutics, Inc. (a) (b)	3,900	8,775
Atara Biotherapeutics, Inc. (a) (b)	3,710	67,151
Athersys, Inc. (a) (b)	13,596	24,609
Audentes Therapeutics, Inc. (a)	2,265	70,781
Avexis, Inc. (a)	3,376	373,622
Axovant Sciences Ltd. (a)	4,370	23,030
Bellicum Pharmaceuticals, Inc. (a) (b)	3,653	30,722
BioCryst Pharmaceuticals, Inc. (a) (b)	13,498	66,275
Biohaven Pharmaceutical Holding Co. Ltd. (a) (b)	1,415	38,177
BioTime, Inc. (a)	12,066	25,942
Bluebird Bio, Inc. (a)	6,715	1,195,941
Blueprint Medicines Corp. (a)	5,837	440,168
Calyxt, Inc. (a) (b)	1,096	24,145
Cambrex Corp. (a)	4,458	213,984
Cascadian Therapeutics, Inc. (a)	5,058	18,715
Celcuity, Inc. (a)	394	7,466
Celldex Therapeutics, Inc. (a)	18,198	51,682
ChemoCentryx, Inc. (a)	3,567	21,224
Clearside Biomedical, Inc. (a)	2,728	19,096
Corium International, Inc. (a)	3,279	31,511
Corvus Pharmaceuticals, Inc. (a) (b)	1,112	11,520
Curis, Inc. (a)	15,320	10,724
Cytokinetics, Inc. (a)	5,604	45,673
CytomX Therapeutics, Inc. (a)	3,972	83,849
Deciphera Pharmaceuticals, Inc. (a)	1,146	25,980
Dermira, Inc. (a)	5,207	144,807
Dynavax Technologies Corp. (a) (b)	8,330	155,771
Edge Therapeutics, Inc. (a) (b)	2,761	25,871
Editas Medicine, Inc. (a) (b)	4,703	144,523
Emergent BioSolutions, Inc. (a)	4,599	213,716
Enzo Biochem, Inc. (a)	5,569	45,387
Epizyme, Inc. (a)	6,739	84,574
Esperion Therapeutics, Inc. (a) (b)	2,317	152,551
Exact Sciences Corp. (a)	16,141	848,048
Fate Therapeutics, Inc. (a) (b)	5,048	30,843
FibroGen, Inc. (a)	9,570	453,618
Five Prime Therapeutics, Inc. (a)	3,768	82,595
Fortress Biotech, Inc. (a) (b)	4,680	18,673
Foundation Medicine, Inc. (a) (b)	1,977	134,831
Genocea Biosciences, Inc. (a)	3,785	4,391
Geron Corp. (a) (b)	20,298	36,536
Halozyme Therapeutics, Inc. (a) (b)	16,389	332,041
Idera Pharmaceuticals, Inc. (a) (b)	19,485	41,113

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ImmunoGen, Inc. (a) (b)	13,726	$87,984
Immunomedics, Inc. (a) (b)	14,004	226,305
Innoviva, Inc. (a)	10,320	146,441
Inovio Pharmaceuticals, Inc. (a) (b)	11,003	45,442
Insmed, Inc. (a)	10,507	327,608
Intellia Therapeutics, Inc. (a) (b)	2,299	44,187
Iovance Biotherapeutics, Inc. (a)	8,484	67,872
Karyopharm Therapeutics, Inc. (a)	4,727	45,379
Kura Oncology, Inc. (a) (b)	2,774	42,442
Lexicon Pharmaceuticals, Inc. (a) (b)	6,014	59,418
Ligand Pharmaceuticals, Inc. (a) (b)	2,816	385,595
Loxo Oncology, Inc. (a) (b)	3,139	264,241
MacroGenics, Inc. (a)	4,704	89,376
Matinas BioPharma Holdings, Inc. (a)	9,133	10,594
The Medicines Co. (a) (b)	9,485	259,320
Merrimack Pharmaceuticals, Inc. (b)	1,729	17,722
Momenta Pharmaceuticals, Inc. (a)	10,393	144,982
Myriad Genetics, Inc. (a)	8,964	307,869
NantKwest, Inc. (a) (b)	4,028	18,086
NeoGenomics, Inc. (a) (b)	7,839	69,454
NewLink Genetics Corp. (a) (b)	4,003	32,464
Novavax, Inc. (a) (b)	43,054	53,387
Novelion Therapeutics, Inc. (a)	1,995	6,224
Nymox Pharmaceutical Corp. (a) (b)	4,516	14,903
Omeros Corp. (a) (b)	6,267	121,768
Oncocyte Corp. (a)	384	1,786
Organovo Holdings, Inc. (a) (b)	13,289	17,807
Otonomy, Inc. (a)	3,818	21,190
Ovid therapeutics, Inc. (a) (b)	667	6,583
Pacific Biosciences of California, Inc. (a) (b)	13,897	36,688
Paratek Pharmaceuticals, Inc. (a)	3,233	57,871
PDL BioPharma, Inc. (a)	21,022	57,600
Pieris Pharmaceuticals, Inc. (a)	4,938	37,282
Prothena Corp. PLC (a) (b)	5,271	197,610
PTC Therapeutics, Inc. (a)	5,447	90,856
Puma Biotechnology, Inc. (a)	3,942	389,667
Radius Health, Inc. (a) (b)	5,262	167,174
REGENXBIO, Inc. (a)	3,749	124,654
Retrophin, Inc. (a)	5,207	109,711
Rigel Pharmaceuticals, Inc. (a)	20,370	79,036
RTI Surgical, Inc. (a)	7,326	30,037
Sage Therapeutics, Inc. (a)	5,191	855,010
Sangamo Therapeutics, Inc. (a)	11,495	188,518
Selecta Biosciences, Inc. (a) (b)	1,876	18,404
Seres Therapeutics, Inc. (a) (b)	2,788	28,270
Sienna Biopharmaceuticals, Inc. (a) (b)	678	12,306
Spark Therapeutics, Inc. (a)	3,799	195,345
Spectrum Pharmaceuticals, Inc. (a)	11,930	226,073
Stemline Therapeutics, Inc. (a)	3,129	48,812
Strongbridge Biopharma PLC (a) (b)	3,414	24,751
Syndax Pharmaceuticals, Inc. (a)	1,679	14,708
Theravance Biopharma, Inc. (a) (b)	5,716	159,419

	Number of Shares	Value
Tocagen, Inc. (a) (b)	2,478	$25,399
Ultragenyx Pharmaceutical, Inc. (a) (b)	5,441	252,354
VBI Vaccines, Inc. (a)	4,813	20,551
Veracyte, Inc. (a)	3,138	20,491
Versartis, Inc. (a)	4,434	9,755
WaVe Life Sciences Ltd. (a) (b)	1,636	57,424
XBiotech, Inc. (a) (b)	2,799	11,028
ZIOPHARM Oncology, Inc. (a) (b)	18,241	75,518

		14,167,030

Commercial Services — 4.3%
Aaron’s, Inc.	8,700	346,695
ABM Industries, Inc.	7,679	289,652
Acacia Research Corp. (a)	6,850	27,743
Adtalem Global Education, Inc.	8,278	348,090
Alarm.com Holdings, Inc. (a)	2,811	106,115
American Public Education, Inc. (a)	2,183	54,684
AMN Healthcare Services, Inc. (a)	6,481	319,189
ARC Document Solutions, Inc. (a)	5,628	14,351
Ascent Capital Group, Inc. Class A (a)	1,449	16,649
Avis Budget Group, Inc. (a)	9,938	436,079
B. Riley Financial, Inc. (b)	2,849	51,567
Barrett Business Services, Inc.	971	62,620
BG Staffing, Inc.	901	14,362
Bridgepoint Education, Inc. (a)	2,452	20,352
The Brink’s Co.	6,293	495,259
CAI International, Inc. (a)	2,113	59,840
Cambium Learning Group, Inc. (a)	1,785	10,139
Capella Education Co.	1,571	121,595
Cardtronics PLC Class A (a)	6,312	116,898
Care.com, Inc. (a)	1,923	34,691
Career Education Corp. (a)	9,243	111,655
Carriage Services, Inc.	2,057	52,885
CBIZ, Inc. (a)	7,091	109,556
Cimpress NV (a) (b)	3,429	411,069
Collectors Universe, Inc.	1,026	29,385
Corvel Corp. (a)	1,267	67,024
CPI Card Group, Inc. (b)	574	2,105
CRA International, Inc.	1,088	48,906
Cross Country Healthcare, Inc. (a)	4,845	61,822
Deluxe Corp.	6,655	511,370
Emerald Expositions Events, Inc. (b)	2,504	50,931
Ennis, Inc.	3,434	71,256
Everi Holdings, Inc. (a)	8,930	67,332
EVERTEC, Inc.	8,379	114,373
Forrester Research, Inc.	1,411	62,366
Franklin Covey Co. (a)	1,318	27,349
FTI Consulting, Inc. (a)	5,195	223,177
Grand Canyon Education, Inc. (a)	6,439	576,484
Great Lakes Dredge & Dock Corp. (a)	7,678	41,461

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Green Dot Corp. Class A (a)	6,371	$383,916
The Hackett Group, Inc.	3,219	50,571
Healthcare Services Group, Inc.	9,778	515,496
HealthEquity, Inc. (a)	6,846	319,434
Heidrick & Struggles International, Inc.	2,528	62,062
Herc Holdings, Inc. (a)	3,327	208,304
Hertz Global Holdings, Inc. (a) (b)	7,492	165,573
HMS Holdings Corp. (a)	11,475	194,501
Huron Consulting Group, Inc. (a)	2,988	120,865
ICF International, Inc. (a)	2,446	128,415
Information Services Group, Inc. (a)	4,250	17,723
Insperity, Inc.	4,972	285,144
K12, Inc. (a)	5,307	84,381
Kelly Services, Inc. Class A	4,164	113,552
Kforce, Inc.	3,262	82,366
Korn/Ferry International	7,215	298,557
Laureate Education, Inc. Class A (a) (b)	7,614	103,246
LendingTree, Inc. (a) (b)	874	297,553
Liberty Tax, Inc.	933	10,263
LSC Communications, Inc.	4,719	71,493
Matthews International Corp. Class A	4,297	226,882
McGrath RentCorp	3,204	150,524
Medifast, Inc.	1,450	101,225
MoneyGram International, Inc. (a)	3,956	52,140
Monro, Inc. (b)	4,359	248,245
National Research Corp. Class A	1,291	48,154
Navigant Consulting, Inc. (a)	6,308	122,438
Nutrisystem, Inc.	4,074	214,292
On Assignment, Inc. (a)	6,861	440,957
Paylocity Holding Corp. (a)	3,643	171,804
Quad/Graphics, Inc.	4,291	96,977
Rent-A-Center, Inc. (b)	5,817	64,569
Resources Connection, Inc.	4,056	62,665
RPX Corp.	6,344	85,263
RR Donnelley & Sons Co.	9,572	89,020
SEACOR Marine Holdings, Inc. (a)	2,227	26,056
ServiceSource International, Inc. (a)	10,818	33,428
Sotheby’s (a)	5,233	270,023
SP Plus Corp. (a)	2,369	87,890
Strayer Education, Inc.	1,468	131,503
Team, Inc. (a) (b)	4,084	60,852
Textainer Group Holdings Ltd. (a)	3,708	79,722
Travelport Worldwide Ltd.	17,031	222,595
TriNet Group, Inc. (a)	5,677	251,718
TrueBlue, Inc. (a)	5,609	154,248
Vectrus, Inc. (a)	1,497	46,182
Viad Corp.	2,765	153,181
Weight Watchers International, Inc. (a) (b)	3,835	169,814
Willdan Group, Inc. (a)	1,076	25,759

		12,988,617

	Number of Shares	Value
Cosmetics & Personal Care — 0.1%
elf Beauty, Inc. (a) (b)	2,831	$63,160
Inter Parfums, Inc.	2,358	102,455
Revlon, Inc. Class A (a) (b)	1,600	34,880

		200,495

Foods — 1.6%
Amplify Snack Brands, Inc. (a) (b)	4,434	53,252
B&G Foods, Inc. (b)	9,032	317,475
Cal-Maine Foods, Inc. (a) (b)	3,951	175,622
Calavo Growers, Inc. (b)	2,193	185,089
The Chefs’ Warehouse, Inc. (a) (b)	2,661	54,551
Darling Ingredients, Inc. (a)	22,541	408,668
Dean Foods Co.	12,404	143,390
Fresh Del Monte Produce, Inc.	4,445	211,893
Hostess Brands, Inc. (a)	10,948	162,140
Ingles Markets, Inc. Class A	1,962	67,885
J&J Snack Foods Corp.	2,068	313,985
John B Sanfilippo & Son, Inc.	1,169	73,939
Lancaster Colony Corp.	2,582	333,620
Lifeway Foods, Inc. (a)	748	5,984
Performance Food Group Co. (a)	12,404	410,573
Sanderson Farms, Inc. (b)	2,765	383,727
Seneca Foods Corp. Class A (a)	984	30,258
Smart & Final Stores, Inc. (a)	3,169	27,095
Snyder’s-Lance, Inc.	11,817	591,795
SpartanNash Co.	5,043	134,547
SUPERVALU, Inc. (a)	5,277	113,983
Tootsie Roll Industries, Inc. (b)	2,307	83,975
United Natural Foods, Inc. (a)	6,964	343,116
Village Super Market, Inc. Class A	1,129	25,888
Weis Markets, Inc.	1,291	53,435

		4,705,885

Foods — 0.1%
Bob Evans Farms, Inc.	2,719	214,312

Health Care – Products — 3.7%
Abaxis, Inc.	3,033	150,194
Accelerate Diagnostics, Inc. (a) (b)	3,584	93,901
Accuray, Inc. (a)	10,974	47,188
Analogic Corp.	1,712	143,380
AngioDynamics, Inc. (a)	4,984	82,884
AtriCure, Inc. (a)	4,447	81,113
Atrion Corp.	191	120,445
AxoGen, Inc. (a)	3,751	106,153
BioTelemetry, Inc. (a)	4,369	130,633
Cantel Medical Corp.	4,991	513,424
Cardiovascular Systems, Inc. (a)	4,600	108,974
Cerus Corp. (a)	15,593	52,704
ConforMIS, Inc. (a)	5,475	13,031
CONMED Corp.	3,759	191,596
CryoLife, Inc. (a)	4,452	85,256
Cutera, Inc. (a)	1,802	81,721

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Endologix, Inc. (a) (b)	11,291	$60,407
Entellus Medical, Inc. (a) (b)	1,672	40,780
Exactech, Inc. (a)	1,469	72,642
FONAR Corp. (a)	810	19,724
GenMark Diagnostics, Inc. (a)	6,824	28,456
Genomic Health, Inc. (a)	2,692	92,066
Glaukos Corp. (a) (b)	3,965	101,702
Globus Medical, Inc. Class A (a)	9,682	397,930
Haemonetics Corp. (a)	7,305	424,275
Halyard Health, Inc. (a)	6,421	296,522
ICU Medical, Inc. (a)	2,064	445,824
Inogen, Inc. (a)	2,336	278,171
Insulet Corp. (a)	7,979	550,551
Integer Holdings Corp. (a)	4,253	192,661
Integra LifeSciences Holdings Corp. (a) (b)	8,734	418,009
Intersect ENT, Inc. (a)	3,621	117,320
Invacare Corp.	4,492	75,690
iRhythm Technologies, Inc. (a)	1,961	109,914
K2M Group Holdings, Inc. (a)	5,705	102,690
Lantheus Holdings, Inc. (a)	4,185	85,583
LeMaitre Vascular, Inc.	2,078	66,164
LivaNova PLC (a)	6,660	532,267
Luminex Corp.	5,644	111,187
Masimo Corp. (a)	6,154	521,859
Meridian Bioscience, Inc.	5,671	79,394
Merit Medical Systems, Inc. (a)	6,681	288,619
MiMedx Group, Inc. (a) (b)	14,244	179,617
NanoString Technologies, Inc. (a)	2,775	20,729
Natus Medical, Inc. (a)	4,195	160,249
Nevro Corp. (a)	3,805	262,697
Novocure Ltd. (a)	7,904	159,661
NuVasive, Inc. (a)	6,972	407,792
NxStage Medical, Inc. (a)	8,909	215,865
Obalon Therapeutics, Inc. (a) (b)	1,125	7,436
OraSure Technologies, Inc. (a)	7,724	145,675
Orthofix International NV (a)	2,380	130,186
OrthoPediatrics Corp. (a)	646	12,397
Oxford Immunotec Global PLC (a) (b)	3,502	48,923
Penumbra, Inc. (a)	4,023	378,564
Pulse Biosciences, Inc. (a)	1,285	30,326
Quidel Corp. (a)	3,901	169,108
Quotient Ltd. (a) (b)	3,524	17,444
Repligen Corp. (a) (b)	5,147	186,733
Restoration Robotics, Inc. (a) (b)	517	2,378
Rockwell Medical, Inc. (a) (b)	6,469	37,650
Sientra, Inc. (a) (b)	2,064	29,020
STAAR Surgical Co. (a)	5,618	87,079
Surmodics, Inc. (a)	1,782	49,896
Tactile Systems Technology, Inc. (a) (b)	1,785	51,729
Utah Medical Products, Inc.	472	38,421
Varex Imaging Corp. (a)	5,165	207,478
ViewRay, Inc. (a) (b)	4,110	38,059

	Number of Shares	Value
Viveve Medical, Inc. (a) (b)	1,975	$9,816
Wright Medical Group NV (a)	14,363	318,859

		10,916,791

Health Care – Services — 1.6%
AAC Holdings, Inc. (a) (b)	1,576	14,184
Addus HomeCare Corp. (a)	1,014	35,287
Almost Family, Inc. (a)	1,751	96,918
Amedisys, Inc. (a)	3,908	205,991
American Renal Associates Holdings, Inc. (a) (b)	1,335	23,229
Capital Senior Living Corp. (a)	3,331	44,935
Chemed Corp.	2,160	524,923
Civitas Solutions, Inc. (a)	2,179	37,261
Community Health Systems, Inc. (a) (b)	12,891	54,916
Encompass Health Corp.	13,525	668,270
The Ensign Group, Inc.	6,587	146,231
Genesis Healthcare, Inc. (a) (b)	5,105	3,895
Invitae Corp. (a) (b)	5,904	53,608
Kindred Healthcare, Inc.	11,788	114,344
LHC Group, Inc. (a)	2,148	131,565
Magellan Health, Inc. (a)	3,315	320,063
Medpace Holdings, Inc. (a)	915	33,178
Molina Healthcare, Inc. (a)	6,043	463,377
Natera, Inc. (a)	4,376	39,340
National HealthCare Corp.	1,559	95,005
Optinose, Inc. (a)	756	14,288
The Providence Service Corp. (a)	1,559	92,511
RadNet, Inc. (a)	5,082	51,328
Select Medical Holdings Corp. (a)	14,759	260,496
Surgery Partners, Inc. (a) (b)	2,499	30,238
Syneos Health, Inc. (a)	7,498	326,913
Teladoc, Inc. (a) (b)	7,389	257,507
Tenet Healthcare Corp. (a) (b)	11,128	168,701
Tivity Health, Inc. (a)	5,005	182,933
Triple-S Management Corp. Class B (a)	3,143	78,104
U.S. Physical Therapy, Inc.	1,677	121,079

		4,690,618

Household Products & Wares — 0.3%
Acco Brands Corp. (a)	14,463	176,449
Central Garden & Pet Co. (a)	1,437	55,928
Central Garden & Pet Co. Class A (a)	4,840	182,516
CSS Industries, Inc.	1,204	33,507
Helen of Troy Ltd. (a)	3,743	360,638
WD-40 Co.	1,898	223,964

		1,033,002

Pharmaceuticals — 3.8%
Achaogen, Inc. (a) (b)	4,643	49,866
Aclaris Therapeutics, Inc. (a)	3,158	77,876
Adamas Pharmaceuticals, Inc. (a) (b)	2,036	69,000

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aerie Pharmaceuticals, Inc. (a)	4,545	$271,564
Aimmune Therapeutics, Inc. (a)	4,827	182,557
Akcea Therapeutics, Inc. (a) (b)	2,020	35,067
Akebia Therapeutics, Inc. (a)	6,212	92,372
Amphastar Pharmaceuticals, Inc. (a)	5,026	96,700
Anika Therapeutics, Inc. (a)	1,963	105,825
Antares Pharma, Inc. (a) (b)	19,594	38,992
Apellis Pharmaceuticals, Inc. (a)	1,498	32,507
Array BioPharma, Inc. (a)	27,341	349,965
Athenex, Inc. (a) (b)	939	14,930
BioScrip, Inc. (a) (b)	15,910	46,298
BioSpecifics Technologies Corp. (a)	797	34,534
Calithera Biosciences, Inc. (a)	4,174	34,853
Cara Therapeutics, Inc. (a) (b)	3,613	44,223
Catalent, Inc. (a)	18,369	754,599
Catalyst Pharmaceuticals, Inc. (a)	9,906	38,732
Chimerix, Inc. (a)	6,318	29,252
Clovis Oncology, Inc. (a)	6,033	410,244
Coherus Biosciences, Inc. (a) (b)	5,210	45,848
Collegium Pharmaceutical, Inc. (a) (b)	3,448	63,650
Conatus Pharmaceuticals, Inc. (a) (b)	3,843	17,755
Concert Pharmaceuticals, Inc. (a)	2,497	64,597
Corbus Pharmaceuticals Holdings, Inc. (a)	6,704	47,598
Corcept Therapeutics, Inc. (a) (b)	12,511	225,949
Depomed, Inc. (a)	7,863	63,297
Diplomat Pharmacy, Inc. (a)	6,617	132,803
Dova Pharmaceuticals, Inc. (a) (b)	691	19,901
Durect Corp. (a)	19,100	17,606
Eagle Pharmaceuticals, Inc. (a) (b)	1,092	58,335
Enanta Pharmaceuticals, Inc. (a)	2,118	124,284
Flexion Therapeutics, Inc. (a) (b)	4,509	112,905
G1 Therapeutics, Inc. (a)	1,059	21,011
Global Blood Therapeutics, Inc. (a)	5,065	199,308
Heron Therapeutics, Inc. (a) (b)	6,200	112,220
Heska Corp. (a)	903	72,430
Horizon Pharma PLC (a)	22,427	327,434
Ignyta, Inc. (a)	8,089	215,976
Immune Design Corp. (a) (b)	4,441	17,320
Impax Laboratories, Inc. (a)	10,058	167,466
Insys Therapeutics, Inc. (a) (b)	3,224	31,015
Intra-Cellular Therapies, Inc. (a)	5,837	84,520
Ironwood Pharmaceuticals, Inc. (a)	18,511	277,480
Jounce Therapeutics, Inc. (a) (b)	1,951	24,875
Kala Pharmaceuticals, Inc. (a) (b)	981	18,139
Keryx Biopharmaceuticals, Inc. (a) (b)	12,099	56,260
Kindred Biosciences, Inc. (a)	3,389	32,026
La Jolla Pharmaceutical Co. (a) (b)	2,387	76,814
Lannett Co., Inc. (a) (b)	3,921	90,967
Madrigal Pharmaceuticals, Inc. (a)	572	52,504
MediciNova, Inc. (a)	4,772	30,875
Melinta Therapeutics, Inc. (a)	1,302	20,572
Mersana Therapeutics, Inc. (a) (b)	681	11,189

	Number of Shares	Value
Minerva Neurosciences, Inc. (a) (b)	3,589	$21,713
Miragen Therapeutics, Inc. (a)	1,934	20,172
MyoKardia, Inc. (a)	2,669	112,365
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	1,249	11,154
Natural Health Trends Corp.	1,018	15,463
Nature’s Sunshine Products, Inc.	1,464	16,909
Nektar Therapeutics (a)	20,338	1,214,585
Neogen Corp. (a)	5,094	418,778
Neos Therapeutics, Inc. (a) (b)	3,425	34,935
Ocular Therapeutix, Inc. (a)	3,197	14,227
Owens & Minor, Inc.	8,299	156,685
Pacira Pharmaceuticals, Inc. (a)	5,397	246,373
Phibro Animal Health Corp. Class A	2,722	91,187
Portola Pharmaceuticals, Inc. (a)	7,807	380,045
PRA Health Sciences, Inc. (a)	6,803	619,549
Prestige Brands Holdings, Inc. (a)	7,327	325,392
Progenics Pharmaceuticals, Inc. (a)	9,653	57,435
Protagonist Therapeutics, Inc. (a)	1,577	32,802
Ra Pharmaceuticals, Inc. (a)	1,554	13,209
Reata Pharmaceuticals, Inc. Class A (a) (b)	1,525	43,188
Recro Pharma, Inc. (a)	1,807	16,715
Revance Therapeutics, Inc. (a) (b)	3,162	113,041
Rhythm Pharmaceuticals, Inc. (a) (b)	1,140	33,128
Sarepta Therapeutics, Inc. (a) (b)	8,388	466,708
Spero Therapeutics, Inc. (a) (b)	842	9,894
Sucampo Pharmaceuticals, Inc. Class A (a)	3,340	59,953
Supernus Pharmaceuticals, Inc. (a)	6,633	264,325
Synergy Pharmaceuticals, Inc. (a) (b)	34,270	76,422
Syros Pharmaceuticals, Inc. (a) (b)	1,650	16,055
Teligent, Inc. (a) (b)	5,536	20,096
Tetraphase Pharmaceuticals, Inc. (a)	6,861	43,224
TG Therapeutics, Inc. (a) (b)	7,068	57,958
TherapeuticsMD, Inc. (a) (b)	22,755	137,440
Trevena, Inc. (a)	7,581	12,130
USANA Health Sciences, Inc. (a)	1,559	115,444
Vanda Pharmaceuticals, Inc. (a)	5,991	91,063
Voyager Therapeutics, Inc. (a) (b)	2,351	39,027
vTv Therapeutics, Inc. Class A (a) (b)	1,128	6,779
Xencor, Inc. (a)	5,189	113,743
Zogenix, Inc. (a)	4,700	188,235
Zynerba Pharmaceuticals, Inc. (a) (b)	1,677	20,996

		11,493,427

		61,928,148

Diversified — 0.1%
Holding Company – Diversified — 0.1%
HRG Group, Inc. (a)	16,343	277,014

Energy — 3.7%
Coal — 0.3%
Arch Coal, Inc. Class A	2,636	245,570

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cloud Peak Energy, Inc. (a)	9,964	$44,340
Hallador Energy Co.	2,094	12,752
NACCO Industries, Inc. Class A	537	20,218
Peabody Energy Corp. (a)	9,161	360,668
Ramaco Resources, Inc. (a) (b)	1,008	6,935
SunCoke Energy, Inc. (a)	8,814	105,680
Warrior Met Coal, Inc. (b)	4,531	113,955
Westmoreland Coal Co. (a) (b)	2,520	3,049

		913,167

Energy – Alternate Sources — 0.3%
Clean Energy Fuels Corp. (a)	18,839	38,243
FutureFuel Corp.	3,434	48,385
Green Plains, Inc. (b)	5,459	91,984
Pacific Ethanol, Inc. (a)	6,012	27,355
Pattern Energy Group, Inc. (b)	10,823	232,586
Plug Power, Inc. (a) (b)	31,426	74,166
Renewable Energy Group, Inc. (a) (b)	5,219	61,584
REX American Resources Corp. (a)	794	65,735
Sunrun, Inc. (a) (b)	11,518	67,956
TerraForm Power, Inc. Class A (b)	6,171	73,805
TPI Composites, Inc. (a)	1,434	29,340
Vivint Solar, Inc. (a) (b)	3,620	14,661

		825,800

Oil & Gas — 1.9%
Abraxas Petroleum Corp. (a)	21,513	52,922
Adams Resources & Energy, Inc.	279	12,136
Approach Resources Inc. (a) (b)	5,663	16,762
Bill Barrett Corp. (a)	10,179	52,218
Bonanza Creek Energy, Inc. (a)	2,786	76,866
California Resources Corp. (a) (b)	5,909	114,871
Callon Petroleum Co. (a)	27,704	336,604
Carrizo Oil & Gas, Inc. (a) (b)	10,613	225,845
Contango Oil & Gas Co. (a)	3,065	14,436
CVR Energy, Inc. (b)	2,172	80,885
Delek US Holdings, Inc.	10,696	373,718
Denbury Resources, Inc. (a)	54,399	120,222
Diamond Offshore Drilling, Inc. (a) (b)	8,855	164,614
Earthstone Energy, Inc. Class A (a)	3,229	34,324
Eclipse Resources Corp. (a)	11,933	28,639
Energy XXI Gulf Coast, Inc. (a)	4,248	24,384
Ensco PLC Class A (b)	58,748	347,201
EP Energy Corp. Class A (a) (b)	5,291	12,487
Evolution Petroleum Corp.	3,338	22,865
Gastar Exploration, Inc. (a) (b)	24,987	26,236
Halcon Resources Corp. (a) (b)	17,633	133,482
Isramco, Inc. (a)	100	10,465
Jagged Peak Energy, Inc. (a) (b)	7,946	125,388
Jones Energy, Inc. Class A (a) (b)	6,020	6,622
Lilis Energy, Inc. (a) (b)	5,781	29,541
Matador Resources Co. (a) (b)	13,350	415,585
Midstates Petroleum Co., Inc. (a)	1,531	25,384
Noble Corp. PLC (a)	33,387	150,909

	Number of Shares	Value
Oasis Petroleum, Inc. (a)	36,688	$308,546
Panhandle Oil & Gas, Inc. Class A	2,160	44,388
Par Pacific Holdings, Inc. (a)	4,345	83,772
Parker Drilling Co. (a)	18,273	18,273
PDC Energy, Inc. (a)	9,083	468,138
Penn Virginia Corp. (a)	1,942	75,952
Resolute Energy Corp. (a) (b)	2,964	93,277
Ring Energy, Inc. (a)	6,812	94,687
Rosehill Resources, Inc. (a) (b)	439	3,451
Rowan Cos. PLC Class A (a) (b)	16,036	251,124
Sanchez Energy Corp. (a) (b)	10,070	53,472
SandRidge Energy, Inc. (a)	4,763	100,356
SilverBow Resources, Inc. (a)	994	29,542
SRC Energy, Inc. (a)	32,404	276,406
Stone Energy Corp. (a)	2,654	85,353
Trecora Resources (a)	2,721	36,733
Ultra Petroleum Corp. (a) (b)	26,795	242,763
Unit Corp. (a)	7,086	155,892
W&T Offshore, Inc. (a)	12,628	41,799
WildHorse Resource Development Corp. (a) (b)	6,686	123,089

		5,622,624

Oil & Gas Services — 1.1%
Archrock, Inc.	9,705	101,902
Basic Energy Services, Inc. (a)	2,375	55,741
Bristow Group, Inc. (b)	4,453	59,982
C&J Energy Services, Inc. (a)	6,374	213,338
CARBO Ceramics, Inc. (a)	3,250	33,085
Dril-Quip, Inc. (a)	5,204	248,231
Era Group, Inc. (a)	2,668	28,681
Exterran Corp. (a)	4,392	138,084
Flotek Industries, Inc. (a) (b)	7,527	35,076
Forum Energy Technologies, Inc. (a)	11,086	172,387
Frank’s International NV	6,841	45,493
Geospace Technologies Corp. (a)	1,778	23,061
Gulf Island Fabrication, Inc.	1,939	26,031
Helix Energy Solutions Group, Inc. (a)	19,207	144,821
Independence Contract Drilling, Inc. (a)	4,692	18,674
Keane Group, Inc. (a) (b)	5,494	104,441
Key Energy Services, Inc. (a) (b)	1,354	15,964
Mammoth Energy Services, Inc. (a)	1,065	20,906
Matrix Service Co. (a)	3,654	65,041
McDermott International, Inc. (a)	38,886	255,870
MRC Global, Inc. (a)	12,270	207,608
Natural Gas Services Group, Inc. (a)	1,685	44,147
NCS Multistage Holdings, Inc. (a) (b)	1,448	21,343
Newpark Resources, Inc. (a)	11,556	99,382
NOW, Inc. (a) (b)	14,640	161,479
Oil States International, Inc. (a)	6,976	197,421
PHI, Inc. (a)	1,591	18,408
Pioneer Energy Services Corp. (a)	10,183	31,058
ProPetro Holding Corp. (a)	7,832	157,893

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ranger Energy Services, Inc. (a)	798	$7,366
SEACOR Holdings, Inc. (a)	2,248	103,903
Select Energy Services, Inc. Class A (a) (b)	3,681	67,141
Solaris Oilfield Infrastructure, Inc. Class A (a)	2,405	51,491
Superior Energy Services, Inc. (a)	20,901	201,277
TETRA Technologies, Inc. (a)	15,530	66,313
Thermon Group Holdings, Inc. (a)	4,396	104,053

		3,347,092

Pipelines — 0.1%
SemGroup Corp. Class A	9,123	275,515
Tellurian, Inc. (a) (b)	8,002	77,939

		353,454

		11,062,137

Financial — 23.6%
Banks — 9.3%
1st Source Corp.	2,201	108,840
Access National Corp.	2,079	57,879
ACNB Corp.	955	28,220
Allegiance Bancshares, Inc. (a)	1,562	58,809
American National Bankshares, Inc.	1,127	43,164
Ameris Bancorp	4,986	240,325
Ames National Corp.	1,175	32,724
Arrow Financial Corp.	1,601	54,354
Atlantic Capital Bancshares, Inc. (a)	2,857	50,283
BancFirst Corp.	2,300	117,645
Banco Latinoamericano de Comercio Exterior SA	4,197	112,899
The Bancorp, Inc. (a)	6,754	66,730
BancorpSouth Bank	11,679	367,305
Bank of Commerce Holdings	2,200	25,300
Bank of Marin Bancorp	931	63,308
The Bank of NT Butterfield & Son Ltd.	7,374	267,603
Bankwell Financial Group, Inc.	809	27,781
Banner Corp.	4,519	249,087
Bar Harbor Bankshares	2,041	55,127
BCB Bancorp, Inc.	1,735	25,158
Blue Hills Bancorp, Inc.	3,313	66,591
Boston Private Financial Holdings, Inc.	11,439	176,733
Bridge Bancorp, Inc.	2,578	90,230
Bryn Mawr Bank Corp.	2,566	113,417
Byline Bancorp, Inc. (a)	892	20,489
C&F Financial Corp.	442	25,636
Cadence BanCorp (a)	2,711	73,522
Camden National Corp.	2,088	87,967
Capital City Bank Group, Inc.	1,510	34,639
Capstar Financial Holdings, Inc. (a) (b)	1,165	24,197
Carolina Financial Corp.	2,622	97,407

	Number of Shares	Value
Cass Information Systems, Inc.	1,633	$95,057
Cathay General Bancorp	10,444	440,424
CBTX, Inc. (b)	380	11,271
CenterState Bank Corp.	7,391	190,170
Central Pacific Financial Corp.	4,072	121,468
Central Valley Community Bancorp	1,374	27,727
Century Bancorp, Inc. Class A	406	31,770
Chemical Financial Corp.	9,726	520,049
Chemung Financial Corp.	431	20,731
Citizens & Northern Corp.	1,598	38,352
City Holding Co.	2,072	139,798
Civista Bancshares, Inc. (b)	1,343	29,546
CNB Financial Corp.	2,008	52,690
CoBiz Financial, Inc.	5,288	105,707
Codorus Valley Bancorp, Inc.	1,181	32,513
Columbia Banking System, Inc.	9,898	429,969
Community Bank System, Inc.	6,738	362,168
The Community Financial Corp.	568	21,754
Community Trust Bancorp, Inc.	2,140	100,794
ConnectOne Bancorp, Inc.	4,187	107,815
County Bancorp, Inc.	659	19,612
Customers Bancorp, Inc. (a)	3,905	101,491
CVB Financial Corp.	14,213	334,858
DNB Financial Corp.	399	13,446
Eagle Bancorp, Inc. (a)	4,324	250,360
Enterprise Bancorp, Inc.	1,278	43,516
Enterprise Financial Services Corp.	3,036	137,075
Equity Bancshares, Inc. Class A (a)	1,511	53,505
Evans Bancorp, Inc.	625	26,188
Farmers & Merchants Bancorp, Inc. /Archbold OH	1,242	50,674
Farmers Capital Bank Corp.	1,012	38,962
Farmers National Banc Corp.	3,595	53,026
FB Financial Corp. (a)	1,785	74,952
FCB Financial Holdings, Inc. Class A (a)	4,965	252,222
Fidelity Southern Corp.	3,061	66,730
Financial Institutions, Inc.	1,997	62,107
First BanCorp (a)	26,196	133,600
First Bancorp	3,851	135,979
First Bancorp, Inc.	1,395	37,986
The First Bancshares, Inc. (b)	1,425	48,735
First Busey Corp.	5,589	167,335
First Business Financial Services, Inc.	1,107	24,487
First Citizens BancShares, Inc. Class A	1,017	409,851
First Commonwealth Financial Corp.	13,260	189,883
First Community Bancshares, Inc.	2,279	65,476
First Connecticut Bancorp, Inc.	1,917	50,130
First Financial Bancorp	8,458	222,868
First Financial Bankshares, Inc. (b)	8,706	392,205
First Financial Corp.	1,444	65,485
First Foundation, Inc. (a)	4,152	76,978
First Guaranty Bancshares, Inc. (b)	620	15,500

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Internet Bancorp	1,099	$41,927
First Interstate BancSystem, Inc. Class A	3,555	142,378
First Merchants Corp.	5,618	236,293
First Mid-Illinois Bancshares, Inc.	1,365	52,607
First Midwest Bancorp, Inc.	14,007	336,308
First Northwest Bancorp (a)	1,306	21,288
The First of Long Island Corp.	3,315	94,478
FNB Bancorp	721	26,309
Franklin Financial Network, Inc. (a)	1,601	54,594
Fulton Financial Corp.	23,514	420,901
German American Bancorp Inc.	2,890	102,104
Glacier Bancorp, Inc.	10,736	422,891
Great Southern Bancorp, Inc.	1,479	76,390
Great Western Bancorp, Inc.	8,133	323,693
Green Bancorp, Inc. (a)	2,921	59,296
Guaranty Bancorp	3,346	92,517
Guaranty Bancshares, Inc.	263	8,061
Hancock Holding Co.	11,563	572,369
Hanmi Financial Corp.	4,368	132,569
HarborOne Bancorp, Inc. (a)	1,848	35,408
Heartland Financial USA, Inc.	3,367	180,640
Heritage Commerce Corp.	4,949	75,819
Heritage Financial Corp.	4,073	125,448
Hilltop Holdings, Inc.	10,073	255,149
Home BancShares, Inc.	21,623	502,735
HomeStreet, Inc. (a)	3,715	107,549
Hope Bancorp, Inc.	17,829	325,379
Horizon Bancorp	3,125	86,875
Howard Bancorp, Inc. (a)	1,194	26,268
IBERIABANK Corp.	6,940	537,850
Independent Bank Corp.	3,727	260,331
Independent Bank Corp.	2,791	62,379
Independent Bank Group, Inc.	2,417	163,389
International Bancshares Corp.	7,521	298,584
Investar Holding Corp.	1,102	26,558
Kearny Financial Corp.	10,934	157,996
Lakeland Bancorp, Inc.	6,132	118,041
Lakeland Financial Corp.	3,311	160,550
LCNB Corp.	1,207	24,683
LegacyTexas Financial Group, Inc.	6,493	274,070
Live Oak Bancshares, Inc.	3,193	76,153
Macatawa Bank Corp.	3,623	36,230
MainSource Financial Group, Inc.	3,419	124,144
MB Financial, Inc.	11,117	494,929
MBT Financial Corp.	2,440	25,864
Mercantile Bank Corp.	2,201	77,849
Merchants Bancorp	996	19,601
Metropolitan Bank Holding Corp. (a)	494	20,797
Middlefield Banc Corp.	383	18,461
Midland States Bancorp, Inc.	2,109	68,500
MidSouth Bancorp, Inc.	1,964	26,023
MidWestOne Financial Group, Inc.	1,520	50,966
National Bank Holdings Corp. Class A	3,451	111,916

	Number of Shares	Value
National Bankshares, Inc.	929	$42,223
National Commerce Corp. (a)	1,659	66,775
NBT Bancorp, Inc.	5,862	215,722
Nicolet Bankshares, Inc. (a)	1,208	66,126
Northeast Bancorp	1,053	24,377
Northrim BanCorp, Inc.	927	31,379
Norwood Financial Corp. (b)	805	26,565
OFG Bancorp	5,959	56,015
Ohio Valley Banc Corp. (b)	582	23,513
Old Line Bancshares, Inc.	1,146	33,738
Old National Bancorp	18,427	321,551
Old Point Financial Corp.	463	13,774
Old Second Bancorp, Inc.	3,938	53,754
Opus Bank (a)	2,750	75,075
Orrstown Financial Services, Inc.	1,013	25,578
Pacific Mercantile Bancorp (a)	2,101	18,384
Paragon Commercial Corp. (a)	583	31,021
Park National Corp.	1,834	190,736
Parke Bancorp, Inc. (b)	769	15,803
PCSB Financial Corp. (a)	2,442	46,520
Peapack Gladstone Financial Corp.	2,422	84,818
Penns Woods Bancorp, Inc.	634	29,532
People’s Utah Bancorp	1,852	56,116
Peoples Bancorp of North Carolina, Inc.	670	20,562
Peoples Bancorp, Inc.	2,285	74,537
Peoples Financial Services Corp.	965	44,950
Preferred Bank	1,804	106,039
Premier Financial Bancorp, Inc.	1,285	25,803
Provident Bancorp, Inc. (a)	607	16,055
QCR Holdings, Inc.	1,687	72,288
RBB Bancorp	511	13,986
Reliant Bancorp, Inc.	969	24,845
Renasant Corp.	6,209	253,886
Republic Bancorp, Inc. Class A	1,322	50,262
Republic First Bancorp, Inc. (a) (b)	6,634	56,057
S&T Bancorp, Inc.	4,720	187,903
Sandy Spring Bancorp, Inc.	3,269	127,556
Seacoast Banking Corp. of Florida (a)	5,834	147,075
ServisFirst Bancshares, Inc.	6,348	263,442
Shore Bancshares, Inc.	1,722	28,757
Sierra Bancorp	1,860	49,402
Simmons First National Corp. Class A	5,684	324,556
SmartFinancial, Inc. (a) (b)	969	21,027
South State Corp.	4,949	431,305
Southern First Bancshares, Inc. (a)	893	36,836
Southern National Bancorp of Virginia, Inc.	3,012	48,282
Southside Bancshares, Inc.	3,837	129,230
State Bank Financial Corp.	5,138	153,318
Stock Yards Bancorp, Inc.	2,983	112,459
Summit Financial Group, Inc.	1,475	38,822
Sun Bancorp, Inc.	1,471	35,745
Sunshine Bancorp, Inc. (a)	1,000	22,940

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Capital Bancshares, Inc. (a)	6,839	$607,987
Tompkins Financial Corp.	2,007	163,270
Towne Bank	7,757	238,528
TriCo Bancshares	2,785	105,440
TriState Capital Holdings, Inc. (a)	3,053	70,219
Triumph Bancorp, Inc. (a)	2,393	75,380
TrustCo Bank Corp NY	12,820	117,944
Trustmark Corp.	9,254	294,833
Two River Bancorp (b)	937	16,988
UMB Financial Corp.	6,210	446,623
Umpqua Holdings Corp.	30,371	631,717
Union Bankshares Corp.	5,924	214,271
Union Bankshares, Inc.	533	28,222
United Bankshares, Inc.	13,735	477,291
United Community Banks, Inc.	10,046	282,694
United Security Bancshares/Fresno CA	1,877	20,647
Unity Bancorp, Inc.	1,048	20,698
Univest Corp. of Pennsylvania	3,599	100,952
Valley National Bancorp	35,423	397,446
Veritex Holdings, Inc. (a)	2,218	61,195
Walker & Dunlop, Inc. (a)	3,806	180,785
Washington Trust Bancorp, Inc.	2,045	108,896
WashingtonFirst Bankshares, Inc.	1,369	46,902
WesBanco, Inc.	5,781	234,998
West Bancorporation, Inc.	2,172	54,626
Westamerica Bancorp. (b)	3,496	208,187
Western New England Bancorp, Inc.	3,789	41,300
Wintrust Financial Corp.	7,607	626,589
Xenith Bankshares, Inc. (a)	733	24,797

		27,898,916

Diversified Financial Services — 2.3%
Aircastle Ltd.	6,511	152,292
Altisource Portfolio Solutions SA (a) (b)	1,515	42,420
Arlington Asset Investment Corp. Class A (b)	3,833	45,153
Artisan Partners Asset Management, Inc. Class A	6,232	246,164
Associated Capital Group, Inc. Class A (b)	626	21,347
Blackhawk Network Holdings, Inc. (a)	7,511	267,767
Cohen & Steers, Inc.	2,920	138,087
Cowen, Inc. (a) (b)	3,545	48,389
Diamond Hill Investment Group, Inc.	433	89,484
Elevate Credit, Inc. (a) (b)	2,419	18,215
Ellie Mae, Inc. (a) (b)	4,647	415,442
Encore Capital Group, Inc. (a) (b)	3,286	138,341
Enova International, Inc. (a)	4,540	69,008
Evercore, Inc. Class A	5,280	475,200
Federal Agricultural Mortgage Corp. Class C	1,212	94,827

	Number of Shares	Value
Financial Engines, Inc.	8,046	$243,794
Gain Capital Holdings, Inc. (b)	4,618	46,180
GAMCO Investors, Inc. Class A	611	18,116
Greenhill & Co., Inc. (b)	3,354	65,403
Hamilton Lane, Inc. Class A (b)	1,934	68,444
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	6,978	167,891
Houlihan Lokey, Inc.	3,669	166,683
Impac Mortgage Holdings, Inc. (a) (b)	1,367	13,889
INTL. FCStone, Inc. (a)	2,072	88,122
Investment Technology Group, Inc.	4,466	85,970
Ladder Capital Corp.	10,856	147,967
Ladenburg Thalmann Financial Services, Inc.	13,871	43,832
LendingClub Corp. (a)	44,876	185,338
Marlin Business Services Corp.	1,216	27,238
Medley Management, Inc. Class A	585	3,803
Moelis & Co.Class A	4,283	207,725
Nationstar Mortgage Holdings, Inc. (a)	3,987	73,760
Nelnet, Inc. Class A	2,624	143,743
Ocwen Financial Corp. (a) (b)	14,540	45,510
OM Asset Management PLC	10,337	173,145
On Deck Capital, Inc. (a)	6,936	39,813
Oppenheimer Holdings, Inc. Class A	1,359	36,421
PennyMac Financial Services, Inc. Class A (a)	2,174	48,589
PHH Corp. (a)	4,444	45,773
Piper Jaffray Cos.	1,973	170,171
PJT Partners, Inc. Class A	2,485	113,316
PRA Group, Inc. (a) (b)	6,139	203,815
Pzena Investment Management, Inc. Class A	2,417	25,789
R1 RCM, Inc. (a) (b)	13,816	60,929
Regional Management Corp. (a)	1,371	36,071
Silvercrest Asset Management Group, Inc. Class A	964	15,472
Stifel Financial Corp.	9,154	545,212
TPG RE Finance Trust, Inc.	1,497	28,518
Virtu Financial, Inc. Class A (b)	3,477	63,629
Virtus Investment Partners, Inc.	949	109,182
Waddell & Reed Financial, Inc. Class A (b)	11,168	249,493
WageWorks, Inc. (a)	5,460	338,520
Westwood Holdings Group, Inc.	1,102	72,963
WisdomTree Investments, Inc. (b)	15,824	198,591
World Acceptance Corp. (a) (b)	804	64,899

		6,745,855

Insurance — 3.0%
Ambac Financial Group, Inc. (a)	6,301	100,690
American Equity Investment Life Holding Co.	11,876	364,949
AMERISAFE, Inc.	2,614	161,022

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AmTrust Financial Services, Inc. (b)	11,614	$116,953
Argo Group International Holdings Ltd.	3,977	245,182
Atlas Financial Holdings, Inc. (a)	1,456	29,921
Baldwin & Lyons, Inc. Class B	1,319	31,590
Blue Capital Reinsurance Holdings Ltd.	810	9,760
Citizens, Inc. (a) (b)	6,368	46,805
CNO Financial Group, Inc.	23,164	571,919
Crawford & Co. Class B	1,643	15,806
Donegal Group, Inc. Class A	1,257	21,746
eHealth, Inc. (a)	2,177	37,814
EMC Insurance Group, Inc.	1,181	33,883
Employers Holdings, Inc.	4,362	193,673
Enstar Group Ltd. (a)	1,542	309,556
Essent Group Ltd. (a)	11,161	484,611
FBL Financial Group, Inc. Class A	1,375	95,769
Federated National Holding Co.	1,586	26,280
Genworth Financial, Inc. Class A (a)	69,041	214,717
Global Indemnity Ltd. (a)	1,118	46,978
Greenlight Capital Re Ltd. Class A (a)	4,188	84,179
Hallmark Financial Services, Inc. (a)	1,911	19,932
HCI Group, Inc. (b)	1,058	31,634
Health Insurance Innovations, Inc. Class A (a) (b)	1,587	39,596
Heritage Insurance Holdings, Inc. (b)	2,981	53,718
Horace Mann Educators Corp.	5,614	247,577
Independence Holding Co.	832	22,838
Infinity Property & Casualty Corp.	1,464	155,184
Investors Title Co.	196	38,877
James River Group Holdings Ltd.	3,506	140,275
Kemper Corp.	5,439	374,747
Kingstone Cos., Inc.	1,289	24,233
Kinsale Capital Group, Inc.	1,982	89,190
Maiden Holdings Ltd.	9,668	63,809
MBIA, Inc. (a) (b)	12,239	89,589
MGIC Investment Corp. (a)	50,796	716,732
National General Holdings Corp.	6,796	133,473
National Western Life Group, Inc. Class A	308	101,954
The Navigators Group, Inc.	2,810	136,847
NI Holdings, Inc. (a)	1,352	22,957
NMI Holdings, Inc. Class A (a)	7,802	132,634
Primerica, Inc.	6,078	617,221
Radian Group, Inc.	29,737	612,880
RLI Corp.	5,291	320,952
Safety Insurance Group, Inc.	1,996	160,478
Selective Insurance Group, Inc.	7,894	463,378
State Auto Financial Corp.	2,163	62,987
Stewart Information Services Corp.	2,917	123,389
Third Point Reinsurance Ltd. (a)	12,604	184,649
Tiptree, Inc.	3,464	20,611
Trupanion, Inc. (a)	3,081	90,181
United Fire Group, Inc.	2,928	133,458
United Insurance Holdings Corp.	2,776	47,886

	Number of Shares	Value
Universal Insurance Holdings, Inc.	4,279	$117,031
WMIH Corp. (a)	26,397	22,414

		8,857,114

Investment Companies — 0.0%
Cannae Holdings, Inc. (a)	8,518	145,061

Private Equity — 0.1%
Granite Point Mortgage Trust, Inc. (b)	5,862	103,992
Kennedy-Wilson Holdings, Inc.	16,634	288,600
Safeguard Scientifics, Inc. (a)	2,784	31,181

		423,773

Real Estate — 0.4%
Alexander & Baldwin, Inc.	6,400	177,536
Community Healthcare Trust, Inc.	2,355	66,175
Consolidated-Tomoka Land Co.	528	33,528
Farmland Partners, Inc. (b)	4,338	37,654
Forestar Group, Inc. (a) (b)	1,415	31,130
FRP Holdings, Inc. (a)	926	40,976
Griffin Industrial Realty, Inc.	79	2,899
HFF, Inc. Class A	5,045	245,389
Marcus & Millichap, Inc. (a)	2,187	71,318
Maui Land & Pineapple Co., Inc. (a)	885	15,311
RE/MAX Holdings, Inc. Class A	2,435	118,097
Redfin Corp. (a) (b)	1,445	45,257
The RMR Group, Inc. Class A	983	58,292
Safety Income and Growth, Inc.	1,395	24,552
The St. Joe Co. (a) (b)	6,103	110,159
Stratus Properties, Inc.	800	23,760
Transcontinental Realty Investors, Inc. (a)	221	6,922
Trinity Place Holdings, Inc. (a)	2,400	16,680

		1,125,635

Real Estate Investment Trusts (REITS) — 6.7%
Acadia Realty Trust	11,401	311,931
AG Mortgage Investment Trust, Inc.	3,859	73,360
Agree Realty Corp.	3,885	199,844
Alexander’s, Inc.	291	115,192
Altisource Residential Corp.	6,827	80,968
American Assets Trust, Inc.	5,542	211,926
Anworth Mortgage Asset Corp.	13,290	72,298
Apollo Commercial Real Estate Finance, Inc. (b)	14,715	271,492
Ares Commercial Real Estate Corp.	3,674	47,395
Armada Hoffler Properties, Inc.	6,154	95,572
ARMOUR Residential REIT, Inc.	5,739	147,607
Ashford Hospitality Prime, Inc.	3,599	35,018
Ashford Hospitality Trust, Inc.	10,558	71,055
Bluerock Residential Growth REIT, Inc.	3,092	31,260
Capstead Mortgage Corp.	13,198	114,163
CareTrust REIT, Inc.	10,329	173,114
Catchmark Timber Trust, Inc. Class A	5,992	78,675

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CBL & Associates Properties, Inc. (b)	22,989	$130,118
Cedar Realty Trust, Inc.	12,195	74,146
Chatham Lodging Trust	6,143	139,815
Cherry Hill Mortgage Investment Corp.	1,558	28,028
Chesapeake Lodging Trust	8,127	220,160
City Office REIT, Inc.	4,104	53,393
Clipper Realty, Inc. (b)	2,210	22,078
CorEnergy Infrastructure Trust, Inc. (b)	1,644	62,801
Cousins Properties, Inc.	57,351	530,497
CYS Investments, Inc.	21,324	171,232
DiamondRock Hospitality Co.	27,487	310,328
Dynex Capital, Inc.	6,882	48,243
Easterly Government Properties, Inc.	5,795	123,665
EastGroup Properties, Inc.	4,608	407,255
Education Realty Trust, Inc.	10,453	365,019
Ellington Residential Mortgage REIT	1,167	14,051
First Industrial Realty Trust, Inc.	16,314	513,402
Four Corners Property Trust, Inc.	8,462	217,473
Franklin Street Properties Corp.	14,305	153,636
The GEO Group, Inc.	16,812	396,763
Getty Realty Corp.	4,283	116,326
Gladstone Commercial Corp.	3,718	78,301
Global Medical REIT, Inc. (b)	2,449	20,082
Global Net Lease, Inc.	9,335	192,114
Government Properties Income Trust	12,983	240,705
Gramercy Property Trust	21,970	585,720
Great Ajax Corp.	2,095	28,953
Healthcare Realty Trust, Inc.	16,827	540,483
Hersha Hospitality Trust	5,293	92,098
Independence Realty Trust, Inc.	11,564	116,681
InfraREIT, Inc. (a)	5,883	109,306
Invesco Mortgage Capital, Inc.	15,406	274,689
Investors Real Estate Trust	16,573	94,135
iStar, Inc. (a) (b)	9,072	102,514
Jernigan Capital, Inc. (b)	1,777	33,781
Kite Realty Group Trust	11,367	222,793
KKR Real Estate Finance Trust, Inc. (b)	1,417	28,354
LaSalle Hotel Properties	15,631	438,762
Lexington Realty Trust	29,776	287,338
LTC Properties, Inc.	5,402	235,257
Mack-Cali Realty Corp.	12,445	268,314
MedEquities Realty Trust, Inc.	3,926	44,050
Monmouth Real Estate Investment Corp.	9,761	173,746
MTGE Investment Corp.	6,323	116,975
National Health Investors, Inc.	5,527	416,625
National Storage Affiliates Trust	6,061	165,223
New Senior Investment Group, Inc.	11,173	84,468
New York Mortgage Trust, Inc.	15,203	93,803
NexPoint Residential Trust, Inc.	2,356	65,827
NorthStar Realty Europe Corp.	7,433	99,825
One Liberty Properties, Inc.	1,946	50,440
Orchid Island Capital, Inc. (b)	6,126	56,849
Owens Realty Mortgage, Inc.	1,382	22,126

	Number of Shares	Value
Pebblebrook Hotel Trust (b)	9,456	$351,480
Pennsylvania REIT (b)	9,340	111,053
PennyMac Mortgage Investment Trust	8,945	143,746
Physicians Realty Trust	24,718	444,677
Potlatch Corp.	5,555	277,194
Preferred Apartment Communities, Inc. Class A	5,018	101,614
PS Business Parks, Inc.	2,708	338,744
QTS Realty Trust, Inc. Class A	6,773	366,826
Quality Care Properties, Inc. (a)	12,973	179,157
RAIT Financial Trust	12,585	4,719
Ramco-Gershenson Properties Trust	10,879	160,248
Redwood Trust, Inc.	10,507	155,714
Resource Capital Corp. (b)	4,154	38,923
Retail Opportunity Investments Corp.	14,887	296,996
Rexford Industrial Realty, Inc.	10,614	309,504
RLJ Lodging Trust	23,300	511,901
Ryman Hospitality Properties, Inc.	6,069	418,882
Sabra Health Care REIT, Inc.	24,368	457,387
Saul Centers, Inc.	1,552	95,836
Select Income REIT	8,692	218,430
Seritage Growth Properties Class A (b)	3,528	142,743
STAG Industrial, Inc.	12,993	355,099
Summit Hotel Properties, Inc.	14,225	216,647
Sunstone Hotel Investors, Inc.	30,984	512,166
Sutherland Asset Management Corp.	2,441	36,981
Terreno Realty Corp.	7,338	257,270
Tier REIT, Inc.	6,514	132,820
UMH Properties, Inc.	4,258	63,444
Universal Health Realty Income Trust	1,732	130,091
Urban Edge Properties	14,213	362,289
Urstadt Biddle Properties, Inc. Class A	4,025	87,503
Washington Prime Group, Inc. (b)	25,554	181,944
Washington REIT	10,831	337,061
Western Asset Mortgage Capital Corp.	5,725	56,964
Whitestone REIT (b)	5,137	74,024
Xenia Hotels & Resorts, Inc.	14,778	319,057

		19,858,770

Savings & Loans — 1.8%
Banc of California, Inc. (b)	5,920	122,248
Bank Mutual Corp.	5,792	61,685
BankFinancial Corp.	1,960	30,066
Bear State Financial, Inc.	2,859	29,248
Beneficial Bancorp, Inc.	9,482	155,979
Berkshire Hills Bancorp, Inc.	5,473	200,312
BofI Holding, Inc. (a) (b)	8,233	246,167
Brookline Bancorp, Inc.	10,257	161,035
BSB Bancorp, Inc. (a)	1,122	32,819

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Capitol Federal Financial, Inc.	17,620	$236,284
Charter Financial Corp.	1,662	29,152
Clifton Bancorp, Inc.	2,665	45,572
Community Bankers Trust Corp. (a)	2,873	23,415
Dime Community Bancshares, Inc.	4,392	92,012
Entegra Financial Corp. (a)	922	26,969
ESSA Bancorp, Inc.	1,178	18,459
First Defiance Financial Corp.	1,378	71,615
First Financial Northwest, Inc.	1,138	17,650
Flagstar Bancorp, Inc. (a)	2,958	110,688
Flushing Financial Corp.	3,858	106,095
Greene County Bancorp, Inc. (b)	409	13,333
Hingham Institution for Savings	176	36,432
Home Bancorp Inc.	833	36,002
HomeTrust Bancshares, Inc. (a)	2,267	58,375
Investors Bancorp, Inc.	35,527	493,115
Malvern Bancorp, Inc. (a)	911	23,868
Meridian Bancorp, Inc.	6,639	136,763
Meta Financial Group, Inc.	1,227	113,682
MutualFirst Financial, Inc.	853	32,883
Northfield Bancorp, Inc.	5,867	100,208
Northwest Bancshares, Inc.	12,968	216,955
OceanFirst Financial Corp.	4,366	114,608
Oconee Federal Financial Corp.	152	4,362
Oritani Financial Corp.	5,378	88,199
Pacific Premier Bancorp, Inc. (a)	5,373	214,920
Provident Financial Holdings, Inc.	738	13,579
Provident Financial Services, Inc.	8,466	228,328
Prudential Bancorp, Inc.	1,086	19,114
Riverview Bancorp, Inc.	2,882	24,987
SI Financial Group, Inc.	1,524	22,403
Southern Missouri Bancorp, Inc.	915	34,395
Sterling Bancorp	29,244	719,402
Territorial Bancorp, Inc.	1,035	31,950
Timberland Bancorp, Inc.	877	23,284
United Community Financial Corp.	6,735	61,491
United Financial Bancorp, Inc.	6,927	122,192
Washington Federal, Inc.	11,957	409,527
Waterstone Financial, Inc.	3,502	59,709
WSFS Financial Corp.	4,150	198,578

		5,470,114

		70,525,238

Industrial — 14.3%
Aerospace & Defense — 1.2%
AAR Corp.	4,407	173,151
Aerojet Rocketdyne Holdings, Inc. (a)	9,499	296,369
Aerovironment, Inc. (a)	2,873	161,348
Astronics Corp. (a)	2,949	122,295
Cubic Corp.	3,464	204,203
Curtiss-Wright Corp.	6,067	739,264
Ducommun, Inc. (a)	1,430	40,683

	Number of Shares	Value
Esterline Technologies Corp. (a)	3,598	$268,771
Kaman Corp.	3,789	222,945
KLX, Inc. (a)	7,108	485,121
Kratos Defense & Security Solutions, Inc. (a)	11,770	124,644
Moog, Inc. Class A (a)	4,379	380,316
National Presto Industries, Inc. (b)	675	67,129
Triumph Group, Inc.	6,691	181,995

		3,468,234

Building Materials — 1.9%
AAON, Inc.	5,688	208,750
American Woodmark Corp. (a)	1,936	252,164
Apogee Enterprises, Inc.	3,879	177,387
Armstrong Flooring, Inc. (a)	3,001	50,777
Boise Cascade Co.	5,316	212,108
Builders FirstSource, Inc. (a)	15,157	330,271
Caesarstone Ltd. (a)	3,082	67,804
Continental Building Products, Inc. (a)	5,228	147,168
Cree, Inc. (a)	13,408	497,973
Forterra, Inc. (a) (b)	2,574	28,571
Gibraltar Industries, Inc. (a)	4,332	142,956
Griffon Corp.	4,085	83,130
JELD-WEN Holding, Inc. (a)	9,259	364,527
Louisiana-Pacific Corp. (a)	19,967	524,334
LSI Industries, Inc.	3,263	22,450
Masonite International Corp. (a)	3,896	288,888
NCI Building Systems, Inc. (a)	5,478	105,725
Patrick Industries, Inc. (a)	3,335	231,616
PGT Innovations, Inc. (a)	6,598	111,176
Ply Gem Holdings, Inc. (a)	3,026	55,981
Quanex Building Products Corp.	4,681	109,535
Simpson Manufacturing Co., Inc.	5,653	324,539
Summit Materials, Inc. Class A (a)	15,186	477,436
Trex Co., Inc. (a)	4,054	439,413
Universal Forest Products, Inc.	8,240	309,989
US Concrete, Inc. (a) (b)	2,176	182,022

		5,746,690

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc. (a)	5,452	367,901
Belden, Inc.	5,779	445,965
Encore Wire Corp.	2,770	134,761
Energous Corp. (a) (b)	2,484	48,314
EnerSys	5,996	417,502
Generac Holdings, Inc. (a)	8,360	413,987
General Cable Corp. (b)	6,769	200,362
Graham Corp.	1,312	27,460
Insteel Industries, Inc.	2,521	71,395
Littelfuse, Inc.	3,090	611,264
Novanta, Inc. (a)	4,394	219,700
Powell Industries, Inc.	1,198	34,323
Revolution Lighting Technologies, Inc. (a) (b)	1,627	5,353

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SPX Corp. (a)	5,839	$183,286
SunPower Corp. (a) (b)	8,122	68,468
Vicor Corp. (a)	2,298	48,028

		3,298,069

Electronics — 2.4%
Akoustis Technologies, Inc. (a) (b)	1,677	10,448
Allied Motion Technologies, Inc.	931	30,807
Applied Optoelectronics, Inc. (a) (b)	2,547	96,328
AVX Corp.	6,307	109,111
Badger Meter, Inc.	3,846	183,839
Bel Fuse, Inc. Class B	1,364	34,339
Benchmark Electronics, Inc. (a)	6,859	199,597
Brady Corp. Class A	6,379	241,764
Control4 Corp. (a)	3,479	103,535
CTS Corp.	4,359	112,244
CyberOptics Corp. (a) (b)	906	13,590
Electro Scientific Industries, Inc. (a)	4,440	95,149
ESCO Technologies, Inc.	3,499	210,815
FARO Technologies, Inc. (a)	2,269	106,643
Fitbit, Inc. Class A (a) (b)	26,642	152,126
Fluidigm Corp. (a) (b)	5,353	31,529
GoPro, Inc. Class A (a) (b)	15,059	113,997
II-VI, Inc. (a)	8,328	391,000
Iteris, Inc. (a)	3,228	22,499
Itron, Inc. (a)	4,693	320,063
KEMET Corp. (a)	7,605	114,531
Kimball Electronics, Inc. (a)	3,617	66,010
Knowles Corp. (a)	12,075	177,019
Mesa Laboratories, Inc. (b)	451	56,059
Methode Electronics, Inc.	4,911	196,931
MicroVision, Inc. (a) (b)	10,400	16,952
Napco Security Technologies, Inc. (a)	1,545	13,519
NVE Corp.	658	56,588
OSI Systems, Inc. (a)	2,440	157,087
Park Electrochemical Corp.	2,645	51,974
Plexus Corp. (a)	4,614	280,162
Rogers Corp. (a)	2,475	400,752
Sanmina Corp. (a)	9,835	324,555
Sparton Corp. (a)	1,285	29,632
Stoneridge, Inc. (a)	3,665	83,782
SYNNEX Corp.	3,982	541,353
Tech Data Corp. (a)	4,818	472,019
TTM Technologies, Inc. (a)	12,667	198,492
Vishay Intertechnology, Inc.	18,197	377,588
Vishay Precision Group, Inc. (a)	1,406	35,361
Watts Water Technologies, Inc. Class A	3,819	290,053
Woodward, Inc.	7,309	559,431
ZAGG, Inc. (a)	3,781	69,759

		7,149,032

Engineering & Construction — 1.4%
Aegion Corp. (a)	4,405	112,019

	Number of Shares	Value
Argan, Inc.	2,016	$90,720
Chicago Bridge & Iron Co. NV	13,844	223,442
Comfort Systems USA, Inc.	5,053	220,564
Dycom Industries, Inc. (a)	4,140	461,320
EMCOR Group, Inc.	8,084	660,867
Exponent, Inc.	3,518	250,130
Granite Construction, Inc.	5,449	345,630
Hill International, Inc. (a)	4,661	25,402
IES Holdings, Inc. (a)	1,207	20,821
KBR, Inc.	19,306	382,838
Layne Christensen Co. (a) (b)	2,477	31,086
MasTec, Inc. (a)	9,138	447,305
Mistras Group, Inc. (a)	2,358	55,342
MYR Group, Inc. (a)	2,220	79,321
NV5 Global, Inc. (a)	1,125	60,919
Orion Group Holdings, Inc. (a)	3,695	28,932
Primoris Services Corp.	5,402	146,880
Sterling Construction Co., Inc. (a)	3,498	56,947
TopBuild Corp. (a)	4,867	368,627
Tutor Perini Corp. (a)	5,122	129,843
VSE Corp.	1,175	56,905
Willbros Group, Inc. (a)	5,897	8,374

		4,264,234

Environmental Controls — 0.6%
Advanced Disposal Services, Inc. (a)	5,963	142,754
Advanced Emissions Solutions, Inc. (b)	2,725	26,324
Aqua Metals, Inc. (a) (b)	2,192	4,669
AquaVenture Holdings Ltd. (a) (b)	1,650	25,608
Casella Waste Systems, Inc. Class A (a)	5,352	123,203
CECO Environmental Corp.	4,067	20,864
Covanta Holding Corp. (b)	16,098	272,056
Energy Recovery, Inc. (a) (b)	5,032	44,030
Evoqua Water Technologies Corp. (a)	4,423	104,869
Heritage-Crystal Clean, Inc. (a)	2,011	43,739
Hudson Technologies, Inc. (a) (b)	4,989	30,283
MSA Safety, Inc.	4,578	354,887
Pure Cycle Corp. (a)	2,232	18,637
Tetra Tech, Inc.	7,679	369,744
US Ecology, Inc.	2,989	152,439

		1,734,106

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	6,360	291,924
Hardinge, Inc.	1,605	27,959
Kennametal, Inc.	11,023	533,623
Milacron Holdings Corp. (a)	7,421	142,038

		995,544

Machinery – Diversified — 0.0%
NN, Inc.	3,756	103,666

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	2,913	$170,411
Babcock & Wilcox Enterprises, Inc. (a) (b)	6,109	34,699
Hyster-Yale Materials Handling, Inc.	1,408	119,905

		325,015

Machinery – Diversified — 0.9%
Alamo Group, Inc.	1,295	146,167
Albany International Corp. Class A	3,941	242,174
Altra Industrial Motion Corp.	3,930	198,072
Applied Industrial Technologies, Inc.	5,257	358,002
Briggs & Stratton Corp.	5,697	144,533
Chart Industries, Inc. (a)	4,204	196,999
Columbus McKinnon Corp.	3,005	120,140
DXP Enterprises, Inc. (a)	2,154	63,694
Gencor Industries, Inc. (a)	1,066	17,642
The Gorman-Rupp Co.	2,403	74,998
Hurco Cos., Inc.	826	34,857
Ichor Holdings Ltd. (a)	2,519	61,967
Intevac, Inc. (a)	2,636	18,057
Kadant, Inc.	1,483	148,893
Lindsay Corp. (b)	1,450	127,890
The Manitowoc Co., Inc. (a)	4,369	171,876
SPX FLOW, Inc. (a)	5,692	270,655
Tennant Co.	2,409	175,014
Twin Disc, Inc. (a)	1,197	31,804

		2,603,434

Metal Fabricate & Hardware — 1.0%
Advanced Drainage Systems, Inc.	4,892	116,674
Ampco-Pittsburgh Corp.	1,173	14,545
Atkore International Group, Inc. (a)	4,515	96,847
CIRCOR International, Inc.	2,289	111,428
DMC Global, Inc.	1,924	48,196
The Eastern Co.	756	19,769
Global Brass & Copper Holdings, Inc.	3,006	99,499
Haynes International, Inc.	1,695	54,325
Lawson Products, Inc. (a)	865	21,409
LB Foster Co. Class A (a)	1,127	30,598
Mueller Industries, Inc.	7,823	277,169
Mueller Water Products, Inc. Class A	21,170	265,260
Northwest Pipe Co. (a)	1,364	26,107
Olympic Steel, Inc.	1,257	27,013
Omega Flex, Inc.	401	28,635
Park-Ohio Holdings Corp.	1,232	56,610
RBC Bearings, Inc. (a)	3,209	405,618
Rexnord Corp. (a)	14,295	371,956
Sun Hydraulics Corp.	3,240	209,596
TimkenSteel Corp. (a)	5,514	83,758
TriMas Corp. (a)	6,236	166,813
Worthington Industries, Inc.	6,105	268,986

		2,800,811

	Number of Shares	Value
Miscellaneous – Manufacturing — 1.5%
Actuant Corp. Class A	8,179	$206,929
American Outdoor Brands Corp. (a) (b)	7,301	93,745
American Railcar Industries, Inc.	986	41,057
Axon Enterprise, Inc. (a) (b)	7,138	189,157
AZZ, Inc.	3,559	181,865
Barnes Group, Inc.	6,895	436,247
Chase Corp.	975	117,487
Core Molding Technologies, Inc.	1,053	22,850
EnPro Industries, Inc.	2,901	271,272
Fabrinet (a)	4,961	142,381
Federal Signal Corp.	8,078	162,287
FreightCar America, Inc.	1,663	28,404
GP Strategies Corp. (a)	1,707	39,602
Harsco Corp. (a)	11,035	205,803
Hillenbrand, Inc.	8,690	388,443
John Bean Technologies Corp.	4,310	477,548
LSB Industries, Inc. (a)	3,071	26,902
Lydall, Inc. (a)	2,315	117,486
Myers Industries, Inc.	3,146	61,347
NL Industries, Inc. (a)	1,160	16,530
Proto Labs, Inc. (a)	3,403	350,509
Raven Industries, Inc.	4,952	170,101
Standex International Corp.	1,728	175,997
Sturm, Ruger & Co., Inc. (b)	2,327	129,963
Tredegar Corp.	3,534	67,853
Trinseo SA	6,093	442,352

		4,564,117

Packaging & Containers — 0.2%
Greif, Inc. Class A	3,506	212,394
Greif, Inc. Class B	767	53,191
KapStone Paper and Packaging Corp.	11,954	271,236
Multi-Color Corp.	1,892	141,616
UFP Technologies, Inc. (a)	876	24,353

		702,790

Transportation — 1.5%
Air Transport Services Group, Inc. (a)	8,067	186,670
ArcBest Corp.	3,540	126,555
Ardmore Shipping Corp. (a) (b)	3,859	30,872
Atlas Air Worldwide Holdings, Inc. (a)	3,193	187,269
Costamare, Inc.	6,770	39,063
Covenant Transportation Group, Inc. Class A (a)	1,626	46,715
Daseke, Inc. (a) (b)	3,317	47,400
DHT Holdings, Inc.	11,697	41,992
Dorian LPG Ltd. (a)	2,979	24,487
Eagle Bulk Shipping, Inc. (a)	5,082	22,767
Echo Global Logistics, Inc. (a)	3,630	101,640
Forward Air Corp.	4,053	232,804
Frontline Ltd. (b)	10,529	48,328
GasLog Ltd. (b)	5,596	124,511

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genco Shipping & Trading Ltd. (a)	1,022	$13,613
Gener8 Maritime, Inc. (a) (b)	6,352	42,050
Golar LNG Ltd. (b)	13,200	393,492
Heartland Express, Inc.	6,473	151,080
Hub Group, Inc. Class A (a)	4,481	214,640
International Seaways, Inc. (a)	4,014	74,098
Knight-Swift Transportation Holdings, Inc.	17,219	752,815
Marten Transport Ltd.	5,324	108,077
Matson, Inc.	5,803	173,162
Navios Maritime Acquisition Corp. (b)	11,032	12,246
Navios Maritime Holdings, Inc. (a)	13,485	16,182
Nordic American Tankers Ltd.	13,989	34,413
Overseas Shipholding Group, Inc. Class A (a)	6,260	17,152
Radiant Logistics, Inc. (a)	5,181	23,833
Roadrunner Transportation Systems, Inc. (a)	4,198	32,367
Safe Bulkers, Inc. (a)	6,683	21,586
Saia, Inc. (a)	3,474	245,785
Schneider National, Inc. Class B (b)	5,735	163,792
Scorpio Bulkers, Inc.	8,020	59,348
Scorpio Tankers, Inc.	32,918	100,400
Ship Finance International Ltd.	8,263	128,077
Teekay Corp. (b)	7,363	68,623
Teekay Tankers Ltd. Class A (b)	28,183	39,456
Universal Logistics Holdings, Inc.	1,142	27,123
Werner Enterprises, Inc.	6,541	252,810
YRC Worldwide, Inc. (a)	4,603	66,191

		4,493,484

Trucking & Leasing — 0.2%
GATX Corp. (b)	5,253	326,526
The Greenbrier Cos., Inc. (b)	3,752	199,982
Willis Lease Finance Corp. (a)	472	11,786

		538,294

		42,787,520

Technology — 9.8%
Computers — 2.7%
3D Systems Corp. (a) (b)	14,934	129,030
Agilysys, Inc. (a)	2,080	25,542
Barracuda Networks, Inc. (a)	3,456	95,040
CACI International, Inc. Class A (a)	3,351	443,505
Carbonite, Inc. (a)	3,458	86,796
Cogint, Inc. (a) (b)	2,910	12,804
Convergys Corp.	12,897	303,080
Cray, Inc. (a)	5,476	132,519
Diebold Nixdorf, Inc. (b)	10,359	169,370
Digimarc Corp. (a)	1,408	50,899
Electronics For Imaging, Inc. (a)	6,342	187,279
Engility Holdings, Inc. (a)	2,519	71,464
EPAM Systems, Inc. (a)	6,834	734,177

	Number of Shares	Value
Exlservice Holdings, Inc. (a)	4,484	$270,609
The ExOne Co. (a) (b)	1,497	12,575
ForeScout Technologies, Inc. (a) (b)	733	23,375
Immersion Corp. (a) (b)	3,969	28,021
Insight Enterprises, Inc. (a)	4,884	187,008
The KeyW Holding Corp. (a) (b)	6,537	38,372
Lumentum Holdings, Inc. (a) (b)	8,488	415,063
MAXIMUS, Inc.	8,808	630,477
Maxwell Technologies, Inc. (a) (b)	4,991	28,748
Mercury Systems, Inc. (a)	6,433	330,335
Mitek Systems, Inc. (a)	4,237	37,921
MTS Systems Corp.	2,329	125,067
NetScout Systems, Inc. (a)	11,589	352,885
Nutanix, Inc. Class A (a)	14,712	519,039
Presidio, Inc. (a)	3,015	57,798
Pure Storage, Inc. Class A (a)	13,333	211,461
Qualys, Inc. (a)	4,412	261,852
Quantum Corp. (a)	3,837	21,602
Radisys Corp. (a) (b)	4,885	4,909
Science Applications International Corp.	5,949	455,515
SecureWorks Corp. Class A (a) (b)	1,122	9,952
Silver Spring Networks, Inc. (a)	5,852	95,036
Startek, Inc. (a)	1,331	13,270
Stratasys Ltd. (a) (b)	6,829	136,307
Super Micro Computer, Inc. (a)	5,313	111,175
Sykes Enterprises, Inc. (a)	5,370	168,887
Syntel, Inc. (a)	4,500	103,455
TTEC Holdings, Inc.	1,900	76,475
Unisys Corp. (a) (b)	6,819	55,575
USA Technologies, Inc. (a)	6,681	65,140
Varonis Systems, Inc. (a)	2,690	130,600
VeriFone Systems, Inc. (a)	15,312	271,176
Virtusa Corp. (a)	3,730	164,418
Vocera Communications, Inc. (a)	3,981	120,306

		7,975,909

Office & Business Equipment — 0.0%
Eastman Kodak Co. (a)	2,332	7,229

Semiconductors — 2.6%
Alpha & Omega Semiconductor Ltd. (a)	2,763	45,203
Ambarella, Inc. (a)	4,456	261,790
Amkor Technology, Inc. (a)	13,917	139,866
Aquantia Corp. (a) (b)	949	10,752
Axcelis Technologies, Inc. (a)	4,093	117,469
AXT, Inc. (a)	5,012	43,604
Brooks Automation, Inc.	9,443	225,216
Cabot Microelectronics Corp.	3,415	321,283
CEVA, Inc. (a)	3,013	139,050
Cirrus Logic, Inc. (a)	8,853	459,117
Cohu, Inc.	3,810	83,630
Diodes, Inc. (a)	5,361	153,700

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DSP Group, Inc. (a)	2,958	$36,975
EMCORE Corp. (a)	3,585	23,123
Entegris, Inc.	19,498	593,714
FormFactor, Inc. (a)	9,842	154,027
GSI Technology, Inc. (a)	2,150	17,114
Impinj, Inc. (a) (b)	2,526	56,911
Inphi Corp. (a) (b)	5,765	210,999
Integrated Device Technology, Inc. (a)	18,391	546,764
IXYS Corp. (a)	3,572	85,549
Kopin Corp. (a) (b)	8,453	27,050
Lattice Semiconductor Corp. (a)	16,732	96,711
MACOM Technology Solutions Holdings, Inc. (a) (b)	5,556	180,792
MaxLinear, Inc. (a)	8,453	223,328
MKS Instruments, Inc.	7,396	698,922
Monolithic Power Systems, Inc.	5,476	615,283
Nanometrics, Inc. (a)	3,347	83,407
Photronics, Inc. (a)	9,246	78,822
Pixelworks, Inc. (a)	3,945	24,972
Power Integrations, Inc.	3,938	289,640
Rambus, Inc. (a)	14,870	211,451
Rudolph Technologies, Inc. (a)	4,326	103,391
Semtech Corp. (a)	8,906	304,585
Sigma Designs, Inc. (a)	5,098	35,431
Silicon Laboratories, Inc. (a)	5,759	508,520
SMART Global Holdings, Inc. (a) (b)	854	28,780
Synaptics, Inc. (a)	4,723	188,637
Ultra Clean Holdings, Inc. (a)	4,473	103,282
Veeco Instruments, Inc. (a)	6,537	97,075
Xcerra Corp. (a)	7,324	71,702
Xperi Corp.	6,692	163,285

		7,860,922

Software — 4.5%
2U, Inc. (a)	6,601	425,831
ACI Worldwide, Inc. (a)	16,005	362,833
Actua Corp. (a)	4,103	64,007
Acxiom Corp. (a)	10,883	299,935
Allscripts Healthcare Solutions, Inc. (a)	24,949	363,008
Alteryx, Inc. Class A (a)	3,226	81,521
Amber Road, Inc. (a)	2,707	19,869
American Software, Inc. Class A	3,764	43,775
Appfolio, Inc. Class A (a)	1,295	53,743
Apptio, Inc. Class A (a)	3,245	76,322
Aspen Technology, Inc. (a)	10,033	664,185
Avid Technology, Inc. (a)	4,733	25,511
Bazaarvoice, Inc. (a)	11,809	64,359
Benefitfocus, Inc. (a) (b)	2,165	58,455
Blackbaud, Inc.	6,543	618,248
Blackline, Inc. (a)	2,146	70,389
Bottomline Technologies de, Inc. (a)	5,450	189,006
Box, Inc. Class A (a)	11,115	234,749

	Number of Shares	Value
Brightcove, Inc. (a)	4,717	$33,491
BroadSoft, Inc. (a) (b)	4,343	238,431
Callidus Software, Inc. (a)	9,294	266,273
Castlight Health, Inc. Class B (a) (b)	8,605	32,269
Cloudera, Inc. (a)	13,403	221,418
CommerceHub, Inc. Series A (a) (b)	1,897	41,715
CommerceHub, Inc. Series C (a)	3,967	81,681
CommVault Systems, Inc. (a)	5,479	287,647
Computer Programs & Systems, Inc. (b)	1,586	47,659
Cornerstone OnDemand, Inc. (a)	7,293	257,662
Cotiviti Holdings, Inc. (a)	5,016	161,565
Coupa Software, Inc. (a)	4,308	134,496
CSG Systems International, Inc.	4,574	200,433
Digi International, Inc. (a)	3,627	34,638
Donnelley Financial Solutions, Inc. (a)	4,552	88,718
Ebix, Inc. (b)	3,299	261,446
Envestnet, Inc. (a)	5,915	294,863
Everbridge, Inc. (a)	2,325	69,099
Evolent Health, Inc. Class A (a) (b)	8,218	101,081
Fair Isaac Corp.	4,091	626,741
Five9, Inc. (a)	7,317	182,047
Glu Mobile, Inc. (a)	14,535	52,907
Hortonworks, Inc. (a)	6,859	137,934
HubSpot, Inc. (a)	4,681	413,800
InnerWorkings, Inc. (a)	6,354	63,731
Inovalon Holdings, Inc. Class A (a) (b)	8,816	132,240
Instructure, Inc. (a)	2,994	99,101
j2 Global, Inc.	6,379	478,616
LivePerson, Inc. (a)	7,515	86,423
Majesco (a)	733	3,936
ManTech International Corp. Class A	3,531	177,221
Medidata Solutions, Inc. (a)	7,739	490,420
MicroStrategy, Inc. Class A (a)	1,297	170,296
MINDBODY, Inc. Class A (a)	5,886	179,229
MobileIron, Inc. (a)	8,076	31,496
Model N, Inc. (a)	3,326	52,385
Monotype Imaging Holdings, Inc.	5,668	136,599
MuleSoft, Inc. Class A (a)	3,321	77,246
NantHealth, Inc. (a) (b)	2,350	7,168
New Relic, Inc. (a)	4,193	242,230
Omnicell, Inc. (a)	5,149	249,726
Park City Group, Inc. (a) (b)	1,772	16,923
Paycom Software, Inc. (a) (b)	6,763	543,272
PDF Solutions, Inc. (a) (b)	3,789	59,487
pdvWireless, Inc. (a)	1,277	40,992
Pegasystems, Inc.	5,028	237,070
Progress Software Corp.	6,534	278,152
PROS Holdings, Inc. (a)	3,666	96,966
QAD, Inc. Class A	1,353	52,564
Quality Systems, Inc. (a)	7,325	99,474
RealPage, Inc. (a)	8,053	356,748
Ribbon Communications, Inc. (a)	6,539	50,546
Rosetta Stone, Inc. (a)	2,382	29,704

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SendGrid, Inc. (a)	1,139	$27,302
Simulations Plus, Inc.	1,470	23,667
SPS Commerce, Inc. (a)	2,333	113,360
Synchronoss Technologies, Inc. (a)	6,023	53,846
Tabula Rasa HealthCare, Inc. (a)	1,334	37,419
Tintri, Inc. (a) (b)	1,303	6,645
Twilio, Inc. Class A (a) (b)	8,533	201,379
Upland Software, Inc. (a)	1,095	23,718
Verint Systems, Inc. (a)	8,730	365,350
Veritone, Inc. (a) (b)	410	9,512
Workiva, Inc. (a)	3,506	75,028

		13,460,947

		29,305,007

Utilities — 3.3%
Electric — 1.8%
ALLETE, Inc.	7,015	521,635
Ameresco, Inc. Class A (a)	2,636	22,670
Atlantic Power Corp. (a)	15,829	37,198
Avista Corp.	8,814	453,833
Black Hills Corp.	7,341	441,268
Dynegy, Inc. (a)	15,138	179,385
El Paso Electric Co.	5,547	307,026
Genie Energy Ltd. Class B	1,769	7,713
IDACORP, Inc.	6,923	632,485
MGE Energy, Inc.	4,802	303,006
NorthWestern Corp.	6,684	399,035
NRG Yield, Inc. Class A	4,739	89,330
NRG Yield, Inc. Class C	8,994	169,987
Ormat Technologies, Inc.	5,544	354,594
Otter Tail Corp.	5,406	240,297
PNM Resources, Inc.	10,944	442,685
Portland General Electric Co.	12,272	559,358
Spark Energy, Inc. Class A (b)	1,677	20,795
Unitil Corp.	1,892	86,313

		5,268,613

Gas — 1.1%
Chesapeake Utilities Corp.	2,166	170,139
New Jersey Resources Corp.	11,808	474,682
Northwest Natural Gas Co.	3,899	232,575
ONE Gas, Inc.	7,163	524,761
RGC Resources, Inc.	904	24,480
South Jersey Industries, Inc.	10,983	342,999
Southwest Gas Holdings, Inc.	6,523	524,971
Spire, Inc.	6,483	487,198
WGL Holdings, Inc.	7,021	602,683

		3,384,488

Water — 0.4%
American States Water Co.	4,986	288,740
Artesian Resources Corp. Class A	1,066	41,105
California Water Service Group	6,595	299,083
Connecticut Water Service, Inc.	1,637	93,980

	Number of Shares	Value
Consolidated Water Co. Ltd.	1,997	$25,162
Global Water Resources, Inc.	1,459	13,627
Middlesex Water Co.	2,164	86,365
SJW Group	2,240	142,979
The York Water Co.	1,759	59,630

		1,050,671

		9,703,772

TOTAL COMMON STOCK (Cost $240,610,519)		288,168,604

TOTAL EQUITIES (Cost $240,610,519)		288,168,604

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (c) (d)	1,376	11,338

Pharmaceuticals — 0.0%
Dyax Corp. CVR (a) (c) (d)	23,469	44,356
Omthera Pharmaceuticals Inc. CVR (a) (c) (d)	428	-

		44,356

		55,694

TOTAL RIGHTS (Cost $26,133)		55,694

MUTUAL FUNDS — 12.6%
Diversified Financial Services — 12.6%
State Street Navigator Securities Lending Prime Portfolio (e)	37,626,157	37,626,157

TOTAL MUTUAL FUNDS (Cost $37,626,157)		37,626,157

TOTAL LONG-TERM INVESTMENTS (Cost $278,262,809)		325,850,455

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (f)	$7,029,862	7,029,862

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill (g) 0.000% 2/01/18	$835,000	$834,119

TOTAL SHORT-TERM INVESTMENTS (Cost $7,864,043)		7,863,981

TOTAL INVESTMENTS — 111.7% (Cost $286,126,852) (h)		333,714,436

Other Assets/(Liabilities) — (11.7)%		(35,041,239)

NET ASSETS — 100.0%		$298,673,197

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $36,571,354 or 12.24% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $69,490 or 0.02% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $7,030,284. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $7,171,774.
(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
Russell 2000 E Mini Index	3/16/18	109	$8,311,756	$62,169

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.2%

COMMON STOCK — 95.9%
Basic Materials — 3.8%
Chemicals — 3.2%
Air Products & Chemicals, Inc.	304,000	$49,880,320
Ashland Global Holdings, Inc.	245,000	17,444,000
CF Industries Holdings, Inc.	129,343	5,502,251
FMC Corp.	180,854	17,119,640
RPM International, Inc.	610,000	31,976,200
The Sherwin-Williams Co.	32,264	13,229,531
Valvoline, Inc.	1,689,000	42,326,340

		177,478,282

Iron & Steel — 0.2%
Allegheny Technologies, Inc. (a) (b)	410,776	9,916,133
Carpenter Technology Corp.	42,148	2,149,126

		12,065,259

Mining — 0.4%
Franco-Nevada Corp. (b)	305,000	24,384,750

		213,928,291

Communications — 3.5%
Internet — 3.0%
Dropbox, Inc. Class B (a) (c) (d)	32,717	432,519
Expedia, Inc.	227,129	27,203,240
IAC/InterActiveCorp (a)	306,000	37,417,680
Match Group, Inc. (a) (b)	388,000	12,148,280
Palo Alto Networks, Inc. (a)	76,384	11,071,097
Shopify, Inc. Class A (a)	94,000	9,494,000
Symantec Corp.	917,000	25,731,020
TripAdvisor, Inc. (a) (b)	351,000	12,095,460
VeriSign, Inc. (a) (b)	228,000	26,092,320
Zillow Group, Inc. Class A (a)	77,000	3,136,980
Zillow Group, Inc. Class C (a) (b)	77,000	3,150,840

		167,973,436

Telecommunications — 0.5%
Maxar Technologies Ltd. (b)	426,836	27,454,092

		195,427,528

Consumer, Cyclical — 15.9%
Airlines — 0.7%
JetBlue Airways Corp. (a)	537,373	12,004,913
United Continental Holdings, Inc. (a)	381,000	25,679,400

		37,684,313

Auto Manufacturers — 0.3%
Ferrari NV	154,000	16,145,360

Auto Parts & Equipment — 0.3%
Dana, Inc.	500,886	16,033,361

	Number of Shares	Value
Distribution & Wholesale — 1.4%
Beacon Roofing Supply, Inc. (a)	185,310	$11,815,366
HD Supply Holdings, Inc. (a)	1,300,618	52,063,738
LKQ Corp. (a)	431,564	17,551,708

		81,430,812

Entertainment — 0.6%
IMAX Corp. (a)	178,102	4,123,061
Vail Resorts, Inc.	129,000	27,408,630

		31,531,691

Food Services — 0.9%
Aramark	1,155,525	49,387,138

Leisure Time — 1.5%
Norwegian Cruise Line Holdings Ltd. (a)	1,299,000	69,171,750
Royal Caribbean Cruises Ltd.	153,000	18,249,840

		87,421,590

Lodging — 2.0%
Marriott International, Inc. Class A	497,000	67,457,810
MGM Resorts International	1,399,584	46,732,110

		114,189,920

Retail — 8.2%
Burlington Stores, Inc. (a)	229,000	28,173,870
CarMax, Inc. (a)	496,000	31,808,480
Casey’s General Stores, Inc. (b)	246,000	27,537,240
Dollar General Corp.	1,108,981	103,146,323
Dollar Tree, Inc. (a)	102,568	11,006,572
Dunkin’ Brands Group, Inc.	399,000	25,723,530
L Brands, Inc.	190,000	11,441,800
The Michaels Cos., Inc. (a)	760,000	18,384,400
O’Reilly Automotive, Inc. (a)	258,541	62,189,452
PVH Corp.	137,000	18,797,770
Ross Stores, Inc.	137,098	11,002,114
Tapestry, Inc.	1,756,000	77,667,880
Texas Roadhouse, Inc.	121,460	6,398,513
Ulta Salon Cosmetics & Fragrance, Inc. (a)	79,000	17,669,140
Yum! Brands, Inc.	166,921	13,622,423

		464,569,507

		898,393,692

Consumer, Non-cyclical — 27.7%
Beverages — 0.2%
Monster Beverage Corp. (a)	216,140	13,679,501

Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc. (a)	267,000	33,922,350
BioMarin Pharmaceutical, Inc. (a)	150,991	13,463,868
Bioverativ, Inc. (a)	189,000	10,190,880
Exact Sciences Corp. (a)	147,500	7,749,650
Illumina, Inc. (a)	154,068	33,662,317

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Incyte Corp. (a)	313,065	$29,650,386
Sage Therapeutics, Inc. (a)	5,000	823,550
Seattle Genetics, Inc. (a) (b)	195,000	10,432,500
Vertex Pharmaceuticals, Inc. (a)	114,000	17,084,040

		156,979,541

Commercial Services — 9.9%
Bright Horizons Family Solutions, Inc. (a)	75,461	7,093,334
Cintas Corp.	174,563	27,202,152
CoreLogic, Inc. (a)	771,000	35,627,910
CoStar Group, Inc. (a)	77,000	22,865,150
Equifax, Inc.	228,000	26,885,760
Euronet Worldwide, Inc. (a)	184,547	15,551,776
FleetCor Technologies, Inc. (a)	152,000	29,249,360
Gartner, Inc. (a)	227,995	28,077,584
Global Payments, Inc.	762,749	76,457,960
IHS Markit Ltd. (a)	690,000	31,153,500
KAR Auction Services, Inc.	941,477	47,554,003
MarketAxess Holdings, Inc.	67,618	13,641,931
Moody’s Corp.	62,557	9,234,039
ServiceMaster Global Holdings, Inc. (a)	656,758	33,671,983
TransUnion (a)	633,000	34,789,680
Verisk Analytics, Inc. (a)	471,000	45,216,000
WeWork Companies, Inc. Class A (a) (c) (d)	34,577	1,585,355
WEX, Inc. (a)	65,404	9,237,007
Worldpay, Inc. Class A (a) (b)	881,527	64,836,311

		559,930,795

Foods — 1.4%
Blue Buffalo Pet Products, Inc. (a) (b)	278,736	9,139,754
Conagra Brands, Inc.	531,000	20,002,770
Sprouts Farmers Market, Inc. (a)	913,000	22,231,550
TreeHouse Foods, Inc. (a)	531,000	26,263,260

		77,637,334

Health Care – Products — 8.4%
Align Technology, Inc. (a)	53,206	11,821,841
Bruker Corp.	1,245,985	42,762,205
The Cooper Cos., Inc.	372,991	81,267,279
DENTSPLY SIRONA, Inc.	602,913	39,689,763
Edwards Lifesciences Corp. (a)	87,352	9,845,444
Henry Schein, Inc. (a)	382,000	26,694,160
Hologic, Inc. (a)	1,836,000	78,489,000
IDEXX Laboratories, Inc. (a)	55,000	8,600,900
Insulet Corp. (a)	92,889	6,409,341
Intuitive Surgical, Inc. (a)	32,000	11,678,080
Nevro Corp. (a)	111,649	7,708,247
QIAGEN NV	325,771	10,076,097
STERIS PLC	94,403	8,257,430
Teleflex, Inc.	454,335	113,047,635

	Number of Shares	Value
West Pharmaceutical Services, Inc.	232,000	$22,891,440

		479,238,862

Health Care – Services — 2.1%
Acadia Healthcare Co., Inc. (a) (b)	695,454	22,692,664
Envision Healthcare Corp. (a)	1,068,000	36,910,080
IQVIA Holdings, Inc. (a)	272,000	26,628,800
MEDNAX, Inc. (a)	608,000	32,491,520

		118,723,064

Pharmaceuticals — 2.9%
Alkermes PLC (a) (b)	953,503	52,185,219
Catalent, Inc. (a)	914,000	37,547,120
DexCom, Inc. (a) (b)	266,000	15,265,740
TESARO, Inc. (a) (b)	52,000	4,309,240
Zoetis, Inc.	735,554	52,989,310

		162,296,629

		1,568,485,726

Energy — 1.4%
Oil & Gas — 1.4%
ARC Resources Ltd. (b)	774,000	9,082,339
Carrizo Oil & Gas, Inc. (a) (b)	576,968	12,277,879
Centennial Resource Development, Inc. (a) (c)	245,621	4,863,296
Centennial Resource Development, Inc. Class A (a) (b)	484,379	9,590,704
Concho Resources, Inc. (a)	278,761	41,875,477
Venture Global LNG (c) (d)	1,148	4,329,108

		82,018,803

Financial — 9.1%
Banks — 0.9%
Fifth Third Bancorp	763,000	23,149,420
Webster Financial Corp.	547,847	30,767,088

		53,916,508

Diversified Financial Services — 4.8%
Alliance Data Systems Corp.	30,845	7,818,591
Cboe Global Markets, Inc.	456,000	56,813,040
E*TRADE Financial Corp. (a)	222,594	11,033,984
FNF Group	1,682,000	66,001,680
Nasdaq, Inc.	205,895	15,818,913
Raymond James Financial, Inc.	233,534	20,854,586
SEI Investments Co.	156,902	11,274,978
SLM Corp. (a)	1,461,000	16,509,300
TD Ameritrade Holding Corp.	1,262,000	64,526,060

		270,651,132

Insurance — 2.9%
Aon PLC	144,818	19,405,612
The Progressive Corp.	1,141,000	64,261,120
Willis Towers Watson PLC	551,893	83,164,756

		166,831,488

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.5%
Healthcare Trust of America, Inc. Class A	171,971	$5,166,009
SBA Communications Corp. (a)	130,211	21,271,269

		26,437,278

		517,836,406

Industrial — 19.1%
Aerospace & Defense — 1.3%
Harris Corp.	459,000	65,017,350
Rockwell Collins, Inc.	75,000	10,171,500

		75,188,850

Building Materials — 1.2%
Eagle Materials, Inc.	127,194	14,411,080
Martin Marietta Materials, Inc.	172,086	38,037,890
Vulcan Materials Co.	103,679	13,309,273

		65,758,243

Electrical Components & Equipment — 0.6%
Acuity Brands, Inc. (b)	119,000	20,944,000
Universal Display Corp.	69,075	11,925,799

		32,869,799

Electronics — 6.0%
Agilent Technologies, Inc.	1,073,000	71,858,810
Allegion PLC	457,000	36,358,920
Amphenol Corp. Class A	127,231	11,170,882
Coherent, Inc. (a)	68,000	19,190,960
Corning, Inc.	152,000	4,862,480
Flex Ltd. (a)	371,251	6,678,805
Fortive Corp.	572,000	41,384,200
Keysight Technologies, Inc. (a)	1,531,000	63,689,600
National Instruments Corp.	308,000	12,822,040
Sensata Technologies Holding NV (a) (b)	1,436,000	73,393,960

		341,410,657

Environmental Controls — 1.2%
Waste Connections, Inc.	988,880	70,151,147

Machinery – Construction & Mining — 0.3%
BWX Technologies, Inc.	253,067	15,308,023

Machinery – Diversified — 3.8%
Gardner Denver Holdings, Inc. (a)	512,000	17,372,160
IDEX Corp.	559,684	73,861,497
Roper Technologies, Inc.	307,000	79,513,000
Wabtec Corp. (b)	47,592	3,875,417
Xylem, Inc.	576,000	39,283,200

		213,905,274

Miscellaneous – Manufacturing — 2.5%
A.O. Smith Corp.	198,397	12,157,768
Colfax Corp. (a)	726,246	28,773,867
Textron, Inc.	1,809,000	102,371,310

		143,302,945

	Number of Shares	Value
Packaging & Containers — 1.5%
Ardagh Group SA	69,000	$1,455,900
Ball Corp.	1,852,799	70,128,442
Berry Plastics Group, Inc. (a)	225,150	13,209,550

		84,793,892

Transportation — 0.7%
J.B. Hunt Transport Services, Inc.	108,000	12,417,840
Kansas City Southern	268,000	28,198,960

		40,616,800

		1,083,305,630

Technology — 15.4%
Computers — 1.2%
Conduent, Inc. (a)	688,530	11,126,645
CSRA, Inc.	951,000	28,453,920
DXC Technology Co.	245,157	23,265,399
Fortinet, Inc. (a)	151,065	6,600,030

		69,445,994

Semiconductors — 4.4%
Integrated Device Technology, Inc. (a)	442,571	13,157,636
KLA-Tencor Corp.	114,000	11,977,980
Lam Research Corp.	74,061	13,632,408
MACOM Technology Solutions Holdings, Inc. (a) (b)	298,624	9,717,225
Marvell Technology Group Ltd.	1,638,000	35,167,860
Microchip Technology, Inc. (b)	915,000	80,410,200
Microsemi Corp. (a)	270,000	13,945,500
Monolithic Power Systems, Inc.	78,474	8,817,339
Qorvo, Inc. (a)	176,099	11,728,193
Xilinx, Inc.	711,000	47,935,620

		246,489,961

Software — 9.8%
Activision Blizzard, Inc.	187,034	11,842,993
athenahealth, Inc. (a)	71,000	9,445,840
Atlassian Corp. PLC Class A (a)	555,000	25,263,600
Black Knight, Inc. (a)	687,000	30,331,050
Cadence Design Systems, Inc. (a)	255,645	10,691,074
CDK Global, Inc.	621,279	44,284,767
Electronic Arts, Inc. (a)	408,476	42,914,488
Fidelity National Information Services, Inc.	269,000	25,310,210
Fiserv, Inc. (a)	610,000	79,989,300
Guidewire Software, Inc. (a)	193,000	14,332,180
InterXion Holding NV (a)	293,391	17,289,532
Jack Henry & Associates, Inc.	68,837	8,051,175
MSCI, Inc.	154,000	19,487,160
Red Hat, Inc. (a)	563,298	67,652,090
ServiceNow, Inc. (a)	77,000	10,040,030
Splunk, Inc. (a)	335,000	27,751,400
SS&C Technologies Holdings, Inc	1,096,787	44,397,938

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tableau Software, Inc. Class A (a)	272,000	$18,822,400
Veeva Systems, Inc. Class A (a)	190,000	10,503,200
Workday, Inc. Class A (a)	356,000	36,219,440

		554,619,867

		870,555,822

TOTAL COMMON STOCK (Cost $4,300,870,271)		5,429,951,898

PREFERRED STOCK — 0.3%
Communications — 0.2%
Internet — 0.2%
Dropbox, Inc. Series A 1, Convertible (a) (c) (d)	199,577	2,638,408
Dropbox, Inc. Series A, Convertible (a) (c) (d)	40,629	537,115
Roofoods Ltd. Series F (a) (c) (d)	16,844	5,955,543

		9,131,066

Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
WeWork Companies, Inc. Series D 1 (a) (c) (d)	83,736	3,839,296
WeWork Companies, Inc. Series D 2 (a) (c) (d)	65,792	3,016,563

		6,855,859

TOTAL PREFERRED STOCK (Cost $10,619,006)		15,986,925

TOTAL EQUITIES (Cost $4,311,489,277)		5,445,938,823

MUTUAL FUNDS — 7.8%
Diversified Financial Services — 7.8%
State Street Navigator Securities Lending Prime Portfolio (e)	329,458,687	329,458,687
T. Rowe Price Government Reserve Investment Fund	114,615,473	114,615,473

		444,074,160

TOTAL MUTUAL FUNDS (Cost $444,074,160)		444,074,160

TOTAL LONG-TERM INVESTMENTS (Cost $4,755,563,437)		5,890,012,983

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (f)	$148,972,671	$148,972,671

Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	199,370	199,370

TOTAL SHORT-TERM INVESTMENTS (Cost $149,172,041)		149,172,041

TOTAL INVESTMENTS — 106.6% (Cost $4,904,735,478) (g)		6,039,185,024

Other Assets/(Liabilities) — (6.6)%		(373,797,228)

NET ASSETS — 100.0%		$5,665,387,796

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $322,121,061 or 5.69% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $27,197,203 or 0.48% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $148,981,609. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $151,957,779.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.4%
Basic Materials — 3.9%
Chemicals — 3.0%
Ferro Corp. (a)	179,732	$4,239,878
Ingevity Corp. (a)	40,066	2,823,451
Methanex Corp. (b)	44,291	2,681,820
Minerals Technologies, Inc.	25,279	1,740,459
Orion Engineered Carbons SA	78,077	1,998,771
PolyOne Corp.	42,996	1,870,326
Venator Materials PLC (a)	42,300	935,676

		16,290,381

Iron & Steel — 0.7%
Carpenter Technology Corp.	78,503	4,002,868

Mining — 0.2%
Ferroglobe PLC	76,630	1,241,406

		21,534,655

Communications — 6.0%
Internet — 4.0%
DraftKings, Inc. (a) (c) (d)	281,739	400,069
Dropbox, Inc. Class B (a) (c) (d)	18,020	238,224
GoDaddy, Inc. Class A (a)	43,436	2,183,962
GrubHub, Inc. (a) (b)	29,177	2,094,909
Mimecast Ltd. (a) (b)	75,607	2,167,653
Okta, Inc. (a)	51,165	1,310,336
Proofpoint, Inc. (a)	27,283	2,423,003
Q2 Holdings, Inc. (a)	64,670	2,383,089
Quotient Technology, Inc. (a)	64,394	756,630
RingCentral, Inc. Class A (a)	48,150	2,330,460
The Trade Desk, Inc. Class A (a) (b)	25,823	1,180,886
Veracode, Inc. (Escrow Shares) (a) (c) (d)	30,294	121,782
Wayfair, Inc. Class A (a) (b)	20,693	1,661,027
Zendesk, Inc. (a)	51,699	1,749,494
Zillow Group, Inc. Class C (a) (b)	27,825	1,138,599

		22,140,123

Media — 0.4%
The New York Times Co. Class A	120,337	2,226,234

Telecommunications — 1.6%
Acacia Communications, Inc. (a) (b)	30,498	1,104,942
Ciena Corp. (a)	88,281	1,847,721
LogMeIn, Inc.	18,160	2,079,320
Oclaro, Inc. (a) (b)	139,971	943,405
Vonage Holdings Corp. (a)	289,080	2,939,944

		8,915,332

		33,281,689

	Number of Shares	Value
Consumer, Cyclical — 15.6%
Airlines — 0.6%
JetBlue Airways Corp. (a)	108,690	$2,428,135
Spirit Airlines, Inc. (a)	25,833	1,158,610

		3,586,745

Apparel — 2.0%
Canada Goose Holdings, Inc. (a) (b)	9,510	300,136
Carter’s, Inc.	23,264	2,733,287
Deckers Outdoor Corp. (a)	26,926	2,160,812
Oxford Industries, Inc.	22,470	1,689,519
Skechers U.S.A., Inc. Class A (a)	53,355	2,018,953
Under Armour, Inc. Class C (a) (b)	57,767	769,457
Wolverine World Wide, Inc.	49,914	1,591,258

		11,263,422

Auto Manufacturers — 0.3%
Wabash National Corp. (b)	67,992	1,475,426

Auto Parts & Equipment — 1.3%
Cooper Tire & Rubber Co. (b)	29,900	1,056,965
Meritor, Inc. (a)	46,710	1,095,817
Tenneco, Inc.	33,012	1,932,522
Visteon Corp. (a)	24,130	3,019,628

		7,104,932

Distribution & Wholesale — 1.7%
Beacon Roofing Supply, Inc. (a)	36,755	2,343,499
Pool Corp.	24,740	3,207,541
SiteOne Landscape Supply, Inc. (a)	50,500	3,873,350

		9,424,390

Entertainment — 1.3%
Cinemark Holdings, Inc.	60,727	2,114,514
Marriott Vacations Worldwide Corp.	15,067	2,037,209
Vail Resorts, Inc.	13,370	2,840,724

		6,992,447

Home Builders — 0.9%
LGI Homes, Inc. (a) (b)	15,720	1,179,472
TRI Pointe Group, Inc. (a)	209,712	3,758,039

		4,937,511

Home Furnishing — 0.2%
Roku, Inc. (a) (b)	17,830	923,237

Leisure Time — 1.5%
Acushnet Holdings Corp. (b)	98,682	2,080,217
Lindblad Expeditions Holdings, Inc. (a)	175,760	1,720,690
Nautilus, Inc. (a)	57,435	766,757
Planet Fitness, Inc. Class A (a)	103,309	3,577,591

		8,145,255

Lodging — 1.2%
Boyd Gaming Corp. (b)	127,603	4,472,485

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Choice Hotels International, Inc.	26,370	$2,046,312

		6,518,797

Retail — 4.6%
BMC Stock Holdings, Inc. (a)	142,668	3,609,501
Burlington Stores, Inc. (a)	19,440	2,391,703
The Cheesecake Factory, Inc. (b)	41,224	1,986,172
Chico’s FAS, Inc.	215,464	1,900,393
The Children’s Place, Inc.	11,800	1,715,130
Dave & Buster’s Entertainment, Inc. (a)	31,002	1,710,380
FirstCash, Inc.	32,560	2,196,172
Floor & Decor Holdings, Inc. Class A (a)	30,480	1,483,766
La-Z-Boy, Inc.	55,043	1,717,342
Nu Skin Enterprises, Inc. Class A	29,918	2,041,305
Ollie’s Bargain Outlet Holdings, Inc. (a)	48,900	2,603,925
Papa John’s International, Inc. (b)	15,700	880,927
Wingstop, Inc. (b)	36,791	1,434,113

		25,670,829

		86,042,991

Consumer, Non-cyclical — 21.8%
Biotechnology — 3.3%
Aduro Biotech, Inc. (a) (b)	72,349	542,617
Amicus Therapeutics, Inc. (a) (b)	54,103	778,542
Bluebird Bio, Inc. (a)	5,538	986,318
Blueprint Medicines Corp. (a)	26,156	1,972,424
Dermira, Inc. (a)	68,702	1,910,603
Exact Sciences Corp. (a)	67,444	3,543,508
Exelixis, Inc. (a)	35,300	1,073,120
Ionis Pharmaceuticals, Inc. (a) (b)	14,216	715,065
Ligand Pharmaceuticals, Inc. (a) (b)	12,800	1,752,704
Loxo Oncology, Inc. (a) (b)	6,238	525,115
Momenta Pharmaceuticals, Inc. (a)	73,106	1,019,829
Sage Therapeutics, Inc. (a)	7,684	1,265,632
Spark Therapeutics, Inc. (a)	28,782	1,479,970
Ultragenyx Pharmaceutical, Inc. (a) (b)	11,183	518,667

		18,084,114

Commercial Services — 4.7%
Bright Horizons Family Solutions, Inc. (a)	32,060	3,013,640
The Brink’s Co.	51,828	4,078,864
Cardtronics PLC Class A (a)	59,073	1,094,032
CoreLogic, Inc. (a)	19,300	891,853
CoStar Group, Inc. (a)	7,290	2,164,765
Green Dot Corp. Class A (a)	23,450	1,413,097
Healthcare Services Group, Inc.	22,930	1,208,870
HealthEquity, Inc. (a)	47,788	2,229,788
HMS Holdings Corp. (a)	102,100	1,730,595
LendingTree, Inc. (a) (b)	1,500	510,675

	Number of Shares	Value
MarketAxess Holdings, Inc.	6,260	$1,262,955
Nutrisystem, Inc.	27,755	1,459,913
Paylocity Holding Corp. (a)	26,833	1,265,444
Sotheby’s (a)	20,530	1,059,348
TriNet Group, Inc. (a)	56,128	2,488,716

		25,872,555

Foods — 1.3%
Blue Buffalo Pet Products, Inc. (a) (b)	74,791	2,452,397
Performance Food Group Co. (a)	143,875	4,762,262

		7,214,659

Health Care – Products — 6.3%
ABIOMED, Inc. (a)	17,330	3,247,815
Cantel Medical Corp.	28,510	2,932,824
Globus Medical, Inc. Class A (a)	54,874	2,255,321
Haemonetics Corp. (a)	48,989	2,845,281
ICU Medical, Inc. (a)	8,850	1,911,600
Inogen, Inc. (a)	18,658	2,221,795
Insulet Corp. (a)	102,601	7,079,469
Integra LifeSciences Holdings Corp. (a) (b)	30,600	1,464,516
iRhythm Technologies, Inc. (a)	20,530	1,150,706
Merit Medical Systems, Inc. (a)	22,570	975,024
MiMedx Group, Inc. (a) (b)	134,911	1,701,228
OraSure Technologies, Inc. (a)	93,110	1,756,055
Penumbra, Inc. (a) (b)	21,240	1,998,684
Quidel Corp. (a)	21,470	930,724
Repligen Corp. (a) (b)	34,120	1,237,874
West Pharmaceutical Services, Inc.	11,230	1,108,064

		34,816,980

Health Care – Services — 1.7%
Kindred Healthcare, Inc.	231,396	2,244,541
LifePoint Health, Inc. (a)	34,930	1,739,514
Molina Healthcare, Inc. (a) (b)	31,364	2,404,992
Teladoc, Inc. (a) (b)	26,200	913,070
Tivity Health, Inc. (a)	22,210	811,776
WellCare Health Plans, Inc. (a)	6,140	1,234,815

		9,348,708

Pharmaceuticals — 4.5%
ACADIA Pharmaceuticals, Inc. (a) (b)	31,340	943,647
Aerie Pharmaceuticals, Inc. (a) (b)	41,724	2,493,009
Agios Pharmaceuticals, Inc. (a) (b)	10,670	610,004
DexCom, Inc. (a) (b)	15,367	881,912
Galapagos NV Sponsored ADR (a)	11,553	1,083,209
Global Blood Therapeutics, Inc. (a)	18,171	715,029
Ignyta, Inc. (a)	57,700	1,540,590
Ironwood Pharmaceuticals, Inc. (a) (b)	44,991	674,415
MyoKardia, Inc. (a)	16,766	705,849
Nektar Therapeutics (a)	51,978	3,104,126
Neogen Corp. (a)	17,740	1,458,405

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Neurocrine Biosciences, Inc. (a)	26,975	$2,092,990
Portola Pharmaceuticals, Inc. (a)	31,564	1,536,536
PRA Health Sciences, Inc. (a)	56,231	5,120,957
Revance Therapeutics, Inc. (a) (b)	14,838	530,459
Supernus Pharmaceuticals, Inc. (a)	30,460	1,213,831
TESARO, Inc. (a) (b)	4,625	383,274

		25,088,242

		120,425,258

Energy — 2.8%
Energy – Alternate Sources — 0.8%
First Solar, Inc. (a)	33,259	2,245,647
Pattern Energy Group, Inc. (b)	85,851	1,844,938

		4,090,585

Oil & Gas — 1.8%
Callon Petroleum Co. (a) (b)	265,748	3,228,838
Centennial Resource Development, Inc. Class A (a) (b)	118,202	2,340,400
Delek US Holdings, Inc.	78,170	2,731,260
Matador Resources Co. (a)	48,310	1,503,890

		9,804,388

Oil & Gas Services — 0.2%
RPC, Inc. (b)	48,760	1,244,843

		15,139,816

Financial — 15.7%
Banks — 4.6%
Ameris Bancorp	41,360	1,993,552
FCB Financial Holdings, Inc. Class A (a)	47,725	2,424,430
MB Financial, Inc.	105,738	4,707,456
Pinnacle Financial Partners, Inc.	24,080	1,596,504
South State Corp.	19,565	1,705,090
State Bank Financial Corp.	70,238	2,095,902
Texas Capital Bancshares, Inc. (a)	24,960	2,218,944
Western Alliance Bancorp (a)	132,142	7,481,880
Wintrust Financial Corp.	11,710	964,552

		25,188,310

Diversified Financial Services — 1.8%
Air Lease Corp.	42,979	2,066,860
Blackhawk Network Holdings, Inc. (a)	18,487	659,062
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	138,940	3,342,896
LPL Financial Holdings, Inc.	38,170	2,181,034
PRA Group, Inc. (a) (b)	49,521	1,644,097
WageWorks, Inc. (a)	5,136	318,432

		10,212,381

Insurance — 3.1%
Assured Guaranty Ltd.	47,783	1,618,410
eHealth, Inc. (a)	69,447	1,206,294

	Number of Shares	Value
Essent Group Ltd. (a)	42,770	$1,857,074
Horace Mann Educators Corp.	40,513	1,786,623
James River Group Holdings Ltd.	27,400	1,096,274
Kemper Corp.	31,644	2,180,272
Kinsale Capital Group, Inc.	25,830	1,162,350
MGIC Investment Corp. (a)	343,219	4,842,820
Primerica, Inc.	15,070	1,530,359

		17,280,476

Private Equity — 0.5%
Kennedy-Wilson Holdings, Inc.	149,507	2,593,946

Real Estate — 0.2%
Five Point Holdings LLC Class A (a) (b)	80,900	1,140,690

Real Estate Investment Trusts (REITS) — 3.8%
CoreSite Realty Corp.	25,838	2,942,948
Corporate Office Properties Trust	36,476	1,065,099
CyrusOne, Inc.	15,370	914,976
LaSalle Hotel Properties	89,546	2,513,556
Life Storage, Inc.	25,650	2,284,646
MFA Financial, Inc.	228,127	1,806,766
Outfront Media, Inc.	75,349	1,748,097
Potlatch Corp.	31,800	1,586,820
QTS Realty Trust, Inc. Class A	44,153	2,391,326
Redwood Trust, Inc.	115,580	1,712,896
Rexford Industrial Realty, Inc.	64,026	1,866,998

		20,834,128

Savings & Loans — 1.7%
Banc of California, Inc. (b)	41,943	866,123
Pacific Premier Bancorp, Inc. (a)	49,106	1,964,240
Sterling Bancorp	263,353	6,478,484

		9,308,847

		86,558,778

Industrial — 17.2%
Aerospace & Defense — 1.3%
HEICO Corp. (b)	34,642	3,268,473
Kaman Corp.	31,979	1,881,644
Teledyne Technologies, Inc. (a)	11,566	2,095,181

		7,245,298

Building Materials — 1.7%
JELD-WEN Holding, Inc. (a)	110,029	4,331,842
Lennox International, Inc.	9,690	2,018,039
Summit Materials, Inc. Class A (a)	64,939	2,041,669
Trex Co., Inc. (a)	9,810	1,063,306

		9,454,856

Electrical Components & Equipment — 0.4%
Littelfuse, Inc.	11,180	2,211,628

Electronics — 1.7%
Coherent, Inc. (a)	11,890	3,355,596
II-VI, Inc. (a)	37,445	1,758,043

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Itron, Inc. (a)	11,657	$795,007
Rogers Corp. (a)	9,170	1,484,807
Watts Water Technologies, Inc. Class A	27,316	2,074,650

		9,468,103

Engineering & Construction — 1.6%
Dycom Industries, Inc. (a)	12,120	1,350,532
Granite Construction, Inc.	33,820	2,145,202
MasTec, Inc. (a)	40,980	2,005,971
TopBuild Corp. (a)	40,109	3,037,856

		8,539,561

Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	32,081	1,738,790

Hand & Machine Tools — 0.2%
Regal Beloit Corp.	14,664	1,123,262

Machinery – Construction & Mining — 0.8%
BWX Technologies, Inc.	49,320	2,983,367
Terex Corp.	27,850	1,342,927

		4,326,294

Machinery – Diversified — 2.2%
Altra Industrial Motion Corp.	41,192	2,076,077
Chart Industries, Inc. (a)	52,800	2,474,208
Cognex Corp.	41,630	2,546,091
SPX FLOW, Inc. (a)	46,100	2,192,055
Zebra Technologies Corp. Class A (a)	28,187	2,925,810

		12,214,241

Metal Fabricate & Hardware — 1.9%
Advanced Drainage Systems, Inc. (b)	92,550	2,207,318
RBC Bearings, Inc. (a)	24,260	3,066,464
Rexnord Corp. (a)	124,320	3,234,806
The Timken Co.	45,367	2,229,788

		10,738,376

Miscellaneous – Manufacturing — 1.5%
ITT, Inc.	42,320	2,258,618
John Bean Technologies Corp.	47,115	5,220,342
Trinseo SA	9,640	699,864

		8,178,824

Packaging & Containers — 0.6%
Berry Plastics Group, Inc. (a)	23,910	1,402,800
Graphic Packaging Holding Co.	109,142	1,686,244

		3,089,044

Transportation — 2.6%
Air Transport Services Group, Inc. (a)	50,070	1,158,620
Heartland Express, Inc.	52,310	1,220,915
Kirby Corp. (a)	33,204	2,218,027
Knight-Swift Transportation Holdings, Inc. (b)	44,615	1,950,568
Schneider National, Inc. Class B (b)	62,693	1,790,512

	Number of Shares	Value
Werner Enterprises, Inc.	42,501	$1,642,664
XPO Logistics, Inc. (a)	49,990	4,578,584

		14,559,890

Trucking & Leasing — 0.4%
GATX Corp. (b)	31,151	1,936,346

		94,824,513

Technology — 14.8%
Computers — 1.7%
EPAM Systems, Inc. (a)	18,489	1,986,273
Mercury Systems, Inc. (a)	76,950	3,951,382
Science Applications International Corp.	14,579	1,116,314
Varonis Systems, Inc. (a)	10,260	498,123
VeriFone Systems, Inc. (a)	60,860	1,077,831
Vocera Communications, Inc. (a)	25,600	773,632

		9,403,555

Semiconductors — 4.5%
Ambarella, Inc. (a) (b)	15,400	904,750
Axcelis Technologies, Inc. (a)	44,440	1,275,428
Cavium, Inc. (a)	29,251	2,452,111
Entegris, Inc.	219,047	6,669,981
MACOM Technology Solutions Holdings, Inc. (a) (b)	20,612	670,715
MKS Instruments, Inc.	30,910	2,920,995
Monolithic Power Systems, Inc.	31,940	3,588,778
Rambus, Inc. (a)	79,700	1,133,334
Silicon Laboratories, Inc. (a)	20,620	1,820,746
Tower Semiconductor Ltd. (a) (b)	91,109	3,104,995

		24,541,833

Software — 8.6%
2U, Inc. (a) (b)	128,314	8,277,536
Blackline, Inc. (a) (b)	33,330	1,093,224
BroadSoft, Inc. (a) (b)	35,134	1,928,857
Callidus Software, Inc. (a)	53,849	1,542,774
Cloudera, Inc. (a)	147,964	2,444,365
Docusign, Inc. (Escrow Shares) (a) (c) (d)	8,415	-
Envestnet, Inc. (a)	22,080	1,100,688
Fair Isaac Corp.	12,650	1,937,980
Five9, Inc. (a)	40,619	1,010,601
Guidewire Software, Inc. (a)	46,332	3,440,614
HubSpot, Inc. (a)	81,209	7,178,876
ManTech International Corp. Class A	31,464	1,579,178
MongoDB, Inc. (a) (b)	11,920	353,786
New Relic, Inc. (a)	22,940	1,325,244
Paycom Software, Inc. (a) (b)	18,410	1,478,875
PTC, Inc. (a)	37,850	2,300,144
RealPage, Inc. (a)	33,960	1,504,428
Take-Two Interactive Software, Inc. (a)	27,770	3,048,591
Tyler Technologies, Inc. (a)	9,350	1,655,418
Veeva Systems, Inc. Class A (a)	40,923	2,262,223

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zynga, Inc. Class A (a)	499,042	$1,996,168

		47,459,570

		81,404,958

Utilities — 0.6%
Electric — 0.6%
8Point3 Energy Partners LP	109,767	1,669,556
Black Hills Corp. (b)	29,132	1,751,126

		3,420,682

		3,420,682

TOTAL COMMON STOCK (Cost $436,968,495)		542,633,340

PREFERRED STOCK — 0.4%
Communications — 0.3%
Internet — 0.3%
The Honest Company, Inc. Series D (a) (c) (d)	14,220	502,961
Zuora, Inc. Series F (a) (c) (d)	194,983	1,039,259

		1,542,220

Technology — 0.1%
Software — 0.1%
MarkLogic Corp. Series F (a) (c) (d)	77,018	754,776

TOTAL PREFERRED STOCK (Cost $2,285,938)		2,296,996

TOTAL EQUITIES (Cost $439,254,433)		544,930,336

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. CVR (a) (c) (d)	20,230	38,235

TOTAL RIGHTS (Cost $22,455)		38,235

MUTUAL FUNDS — 15.2%
Diversified Financial Services — 15.2%
iShares Russell 2000 Growth Index Fund (b)	9,803	1,830,220
iShares Russell 2000 Index Fund	13,968	2,129,561
State Street Navigator Securities Lending Prime Portfolio (e)	79,828,870	79,828,870

		83,788,651

TOTAL MUTUAL FUNDS (Cost $83,732,424)		83,788,651

TOTAL LONG-TERM INVESTMENTS (Cost $523,009,312)		628,757,222

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (f)	$7,757,601	$7,757,601

Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	13,252	13,252

TOTAL SHORT-TERM INVESTMENTS (Cost $7,770,853)		7,770,853

TOTAL INVESTMENTS — 115.4% (Cost $530,780,165) (g)		636,528,075

Other Assets/(Liabilities) — (15.4)%		(85,042,144)

NET ASSETS — 100.0%		$551,485,931

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $77,947,369 or 14.13% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $3,095,306 or 0.56% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $7,758,067. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $7,922,068.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 97.9%
Australia — 6.7%
The AGL Energy Ltd.	10,278	$195,053
Alumina Ltd.	34,534	65,389
Amcor Ltd.	17,656	212,147
AMP Ltd.	45,454	183,655
APA Group	17,755	115,227
Aristocrat Leisure Ltd.	8,448	155,677
ASX Ltd.	3,019	129,109
Aurizon Holdings Ltd.	32,079	124,019
AusNet Services	30,772	43,392
Australia & New Zealand Banking Group Ltd.	45,060	1,006,479
Bank of Queensland Ltd.	5,448	53,961
Bendigo & Adelaide Bank Ltd.	7,077	64,306
BHP Billiton Ltd.	49,197	1,132,430
BlueScope Steel Ltd.	8,191	98,159
Boral Ltd.	17,965	108,880
Brambles Ltd.	24,379	191,115
Caltex Australia Ltd.	4,021	106,647
Challenger Ltd.	8,875	96,942
CIMIC Group Ltd.	1,603	64,281
Coca-Cola Amatil Ltd.	8,486	56,284
Cochlear Ltd.	899	120,018
Commonwealth Bank of Australia	26,459	1,653,683
Computershare Ltd.	7,157	90,963
Crown Resorts Ltd.	6,260	63,554
CSL Ltd.	6,902	759,645
Dexus	16,093	122,215
Domino’s Pizza Enterprises Ltd. (a)	1,079	39,305
Flight Centre Travel Group Ltd. (a)	864	29,797
Fortescue Metals Group Ltd. (a)	24,324	92,430
Goodman Group	27,479	180,128
The GPT Group	28,256	112,485
Harvey Norman Holdings Ltd. (a)	9,263	30,080
Healthscope Ltd.	24,248	39,679
Incitec Pivot Ltd.	27,333	83,108
Insurance Australia Group Ltd.	36,267	204,495
LendLease Group	8,659	110,271
Macquarie Group Ltd.	4,997	387,415
Medibank Pvt. Ltd.	43,282	110,996
Mirvac Group	57,896	105,848
National Australia Bank Ltd.	41,157	946,778
Newcrest Mining Ltd.	11,722	208,274
Orica Ltd.	5,392	76,090
Origin Energy Ltd. (b)	27,251	200,416
QBE Insurance Group Ltd.	21,018	174,912
Ramsay Health Care Ltd.	2,211	120,768
REA Group Ltd. (a)	732	43,703
Rio Tinto Ltd.	6,556	386,909

	Number of Shares	Value
Santos Ltd. (b)	29,242	$124,008
Scentre Group	80,570	262,933
SEEK Ltd.	5,369	79,472
Sonic Healthcare Ltd.	6,251	111,303
South32 Ltd.	52,452	143,363
South32 Ltd.	28,902	78,581
Stockland	37,770	132,111
Suncorp Group Ltd.	19,636	211,780
Sydney Airport	17,140	94,011
Tabcorp Holdings Ltd.	26,553	115,495
Telstra Corp. Ltd.	63,517	179,803
TPG Telecom Ltd. (a)	6,332	32,446
Transurban Group	33,516	324,409
Treasury Wine Estates Ltd.	11,625	144,594
Vicinity Centres	53,253	113,145
Wesfarmers Ltd.	17,206	595,871
Westfield Corp.	30,291	224,465
Westpac Banking Corp.	51,852	1,265,597
Woodside Petroleum Ltd.	12,849	332,091
Woolworths Group Ltd. (a)	19,739	420,144

		15,682,739

Austria — 0.2%
ANDRITZ AG	1,035	58,445
Erste Group Bank AG	4,597	198,246
OMV AG	2,279	144,388
Raiffeisen Bank International AG (b)	2,384	86,327
voestalpine AG	1,672	99,936

		587,342

Belgium — 1.1%
Ageas	2,863	139,760
Anheuser-Busch InBev SA/NV	11,666	1,301,259
Colruyt SA	965	50,197
Groupe Bruxelles Lambert SA	1,253	135,132
KBC Group NV	3,899	332,190
Proximus SADP	2,284	74,967
Solvay SA	1,141	158,450
Telenet Group Holding NV (b)	743	51,728
UCB SA	1,974	156,429
Umicore SA	2,827	133,588

		2,533,700

Bermuda — 0.4%
CK Infrastructure Holdings Ltd.	10,000	85,846
First Pacific Co. Ltd.	39,750	27,008
Hongkong Land Holdings Ltd.	18,300	128,683
Jardine Matheson Holdings Ltd.	3,200	194,287
Jardine Strategic Holdings Ltd.	3,400	134,582
Kerry Properties Ltd.	9,000	40,487
Kingston Financial Group Ltd.	62,000	59,394
Li & Fung Ltd.	102,000	55,925
NWS Holdings Ltd.	21,368	38,499

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shangri-La Asia Ltd.	18,000	$40,690
Yue Yuen Industrial Holdings Ltd.	12,500	49,049

		854,450

Cayman Islands — 0.7%
ASM Pacific Technology Ltd.	4,100	57,027
CK Asset Holdings Ltd.	39,745	347,407
CK Hutchison Holdings Ltd.	41,245	517,830
Melco Resorts & Entertainment Ltd. ADR	3,922	113,895
MGM China Holdings Ltd.	16,400	49,608
Minth Group Ltd.	12,000	72,213
Sands China Ltd.	37,600	193,522
WH Group Ltd. (c)	135,572	152,816
Wharf Real Estate Investment Co. Ltd. (b)	18,000	119,803
Wynn Macau Ltd.	22,800	71,834

		1,695,955

Denmark — 1.8%
AP Moller — Maersk A/S Class A	59	98,325
AP Moller — Maersk A/S Class B	100	174,264
Carlsberg A/S Class B	1,640	196,433
Chr Hansen Holding A/S	1,516	142,179
Coloplast A/S Class B	1,836	145,587
Danske Bank A/S	11,545	448,827
DSV A/S	2,900	228,322
Genmab A/S (b)	881	146,091
H Lundbeck A/S	979	49,787
ISS A/S	2,591	99,948
Novo Nordisk A/S Class B	28,526	1,533,135
Novozymes A/S Class B	3,543	202,406
Orsted A/S (c)	2,885	157,177
Pandora A/S	1,630	177,392
TDC A/S	12,118	74,462
Tryg A/S	1,868	46,568
Vestas Wind Systems A/S	3,336	228,671
William Demant Holding A/S (b)	1,681	46,795

		4,196,369

Finland — 0.9%
Elisa OYJ	2,182	85,541
Fortum OYJ	6,902	136,628
Kone OYJ Class B	5,142	275,926
Metso OYJ	1,597	54,480
Neste OYJ	1,952	124,918
Nokia OYJ	10,433	48,805
Nokia OYJ	78,628	367,258
Nokian Renkaat OYJ	1,749	79,220
Orion OYJ Class B	1,576	58,692
Sampo OYJ Class A	6,908	379,494
Stora Enso OYJ Class R	8,563	135,565
UPM-Kymmene OYJ	8,184	253,936
Wartsila OYJ Abp	2,288	144,184

		2,144,647

	Number of Shares	Value
France — 9.8%
Accor SA	2,906	$149,792
Aeroports de Paris	478	90,812
Air Liquide SA	6,496	817,009
Alstom SA	2,475	102,723
Amundi SA (c)	923	78,136
Arkema SA	1,050	127,596
Atos SE	1,442	209,899
AXA SA	29,668	879,313
BioMerieux	615	55,104
BNP Paribas SA	17,225	1,284,535
Bollore SA	12,514	67,979
Bollore SA (a) (b)	71	388
Bouygues SA	3,297	171,274
Bureau Veritas SA	4,145	113,326
Capgemini SE	2,438	288,519
Carrefour SA	9,055	195,962
Casino Guichard Perrachon SA	780	47,239
Cie de Saint-Gobain	7,719	424,821
Cie Generale des Etablissements Michelin	2,609	373,724
CNP Assurances	2,524	58,240
Credit Agricole SA	17,289	285,609
Danone SA	9,211	772,228
Dassault Aviation SA	39	60,629
Dassault Systemes SE	1,984	210,714
Edenred	3,530	102,266
Eiffage SA	1,082	118,555
Electricite de France SA	8,794	109,703
Engie SA	27,858	478,639
Essilor International Cie Generale d’Optique SA	3,211	442,782
Eurazeo SA	604	55,712
Eutelsat Communications SA	2,500	57,722
Faurecia	1,150	89,679
Fonciere Des Regions	466	52,800
Gecina SA	735	135,609
Getlink SE	7,160	92,086
Hermes International	492	263,364
ICADE	524	51,502
Iliad SA	414	99,209
Imerys SA	603	56,805
Ingenico Group SA	940	100,305
Ipsen SA	539	64,381
JCDecaux SA	1,015	40,900
Kering	1,169	551,096
Klepierre	3,436	151,098
L’Oreal SA	3,864	855,991
Lagardere S.C.A	1,701	54,495
Legrand SA	4,040	310,603
LVMH Moet Hennessy Louis Vuitton SE	4,281	1,257,543
Natixis SA	14,766	116,812

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Orange SA	30,405	$527,614
Pernod Ricard SA	3,251	514,603
Peugeot SA	8,903	180,852
Publicis Groupe SA	3,245	220,454
Remy Cointreau SA	319	44,197
Renault SA	2,931	294,588
Rexel SA	4,655	84,425
Safran SA	5,120	526,486
Sanofi	17,338	1,492,864
Schneider Electric SE	8,448	716,485
Schneider Electric SE	253	21,542
SCOR SE	2,734	110,003
SEB SA	329	60,957
Societe BIC SA	410	45,084
Societe Generale SA	11,703	603,379
Sodexo SA	1,367	183,541
Suez	5,800	101,961
Teleperformance	869	124,385
Thales SA	1,656	178,204
Total SA	36,316	2,003,746
Ubisoft Entertainment SA (b)	938	72,173
Unibail-Rodamco SE	245	61,722
Unibail-Rodamco SE	1,295	326,299
Valeo SA	3,660	272,750
Veolia Environnement SA	7,378	188,241
Vinci SA	7,744	790,097
Vivendi SA	15,830	425,669
Wendel SA	414	71,722
Zodiac Aerospace	3,072	91,891

		22,911,162

Germany — 9.1%
adidas AG	2,859	570,725
Allianz SE Registered	6,889	1,577,675
Axel Springer SE	742	57,815
BASF SE	14,061	1,543,127
Bayer AG Registered	12,661	1,574,712
Bayerische Motoren Werke AG	5,066	526,218
Beiersdorf AG	1,556	182,374
Brenntag AG	2,417	152,468
Commerzbank AG (b)	16,258	243,858
Continental AG	1,665	449,508
Covestro AG (c)	1,844	189,604
Daimler AG Registered	14,756	1,252,970
Deutsche Bank AG Registered	31,582	599,341
Deutsche Boerse AG	2,911	337,426
Deutsche Lufthansa AG Registered	3,570	131,234
Deutsche Post AG Registered	14,874	706,588
Deutsche Telekom AG Registered	50,879	902,320
Deutsche Wohnen SE	5,397	235,314
Drillisch AG	802	66,200
E.ON SE	34,070	369,410
Evonik Industries AG	2,605	97,731

	Number of Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	587	$64,576
Fresenius Medical Care AG & Co. KGaA	3,263	343,670
Fresenius SE & Co. KGaA	6,327	492,621
GEA Group AG	2,848	136,559
Hannover Rueck SE	936	117,446
HeidelbergCement AG	2,265	245,191
Henkel AG & Co. KGaA	1,593	191,240
HOCHTIEF AG	273	48,115
HUGO BOSS AG	1,022	86,691
Infineon Technologies AG	17,545	479,194
Innogy SE (c)	2,125	82,812
K+S AG Registered	2,733	68,068
KION Group AG	1,129	97,406
LANXESS AG	1,400	111,317
Linde AG (b)	2,828	661,573
MAN SE	495	56,681
Merck KGaA	1,973	212,471
METRO AG (b)	2,772	55,366
MTU Aero Engines AG	803	143,622
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,383	516,610
OSRAM Licht AG	1,517	135,822
ProSiebenSat.1 Media SE	3,621	124,673
RWE AG (b)	7,954	162,196
SAP SE	15,047	1,687,218
Siemens AG Registered	11,707	1,624,335
Symrise AG	1,919	164,529
Telefonica Deutschland Holding AG	10,525	52,854
thyssenkrupp AG	6,653	193,190
TUI AG	4,761	98,057
TUI AG	2,201	45,573
Uniper Se	3,016	94,078
United Internet AG Registered	1,905	131,031
Volkswagen AG	491	99,409
Vonovia SE	7,521	372,290
Wirecard AG	1,776	198,281
Zalando SE (b) (c)	1,613	84,991

		21,246,374

Hong Kong — 2.4%
AIA Group Ltd.	184,780	1,575,863
The Bank of East Asia Ltd.	19,098	82,638
BOC Hong Kong Holdings Ltd.	56,000	283,243
CLP Holdings Ltd.	24,999	255,823
Galaxy Entertainment Group Ltd.	36,000	287,872
Hang Lung Group Ltd.	13,000	47,825
Hang Lung Properties Ltd.	29,000	70,770
Hang Seng Bank Ltd.	11,500	285,133
Henderson Land Development Co. Ltd.	17,286	113,928

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HK Electric Investments & HK Electric Investments Ltd. Class SS (c)	43,706	$39,996
HKT Trust & HKT Ltd.	56,840	72,484
Hong Kong & China Gas Co. Ltd.	127,326	249,583
Hong Kong Exchanges & Clearing Ltd.	17,932	547,717
Hysan Development Co. Ltd.	9,035	47,956
Link REIT	33,223	307,863
MTR Corp. Ltd.	22,579	132,307
New World Development Co. Ltd.	94,734	142,335
PCCW Ltd.	71,136	41,308
Power Assets Holdings Ltd.	21,000	177,225
Sino Land Co. Ltd.	48,053	85,076
SJM Holdings Ltd.	34,000	30,373
Sun Hung Kai Properties Ltd.	22,258	370,770
Swire Pacific Ltd. Class A	8,000	74,046
Swire Properties Ltd.	17,396	56,107
Techtronic Industries Co. Ltd.	21,403	139,501
The Wharf Holdings Ltd.	18,000	62,243
Wheelock & Co. Ltd.	12,000	85,739

		5,665,724

Ireland — 0.6%
AIB Group PLC	12,827	84,648
Bank of Ireland Group PLC (b)	14,545	123,731
CRH PLC	11,203	403,031
CRH PLC	1,489	53,367
DCC PLC	1,394	140,462
James Hardie Industries PLC	6,467	113,843
Kerry Group PLC Class A	2,469	276,893
Paddy Power Betfair PLC	1,266	150,191

		1,346,166

Israel — 0.5%
Azrieli Group Ltd.	718	40,162
Bank Hapoalim B.M.	16,513	121,379
Bank Leumi Le-Israel BM	22,529	135,697
Bezeq The Israeli Telecommunication Corp. Ltd.	29,290	44,277
Check Point Software Technologies Ltd. (b)	2,000	207,240
Elbit Systems Ltd.	323	43,142
Frutarom Industries Ltd.	529	49,652
Israel Chemicals Ltd.	8,474	34,324
Mizrahi Tefahot Bank Ltd.	2,307	42,509
Nice Ltd.	970	88,540
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	14,276	270,530

		1,077,452

Italy — 1.9%
Assicurazioni Generali SpA	18,915	344,375
Atlantia SpA	6,995	220,651
Davide Campari-Milano SpA	8,594	66,439

	Number of Shares	Value
Enel SpA	124,858	$767,452
Eni SpA	39,149	647,401
Intesa Sanpaolo SpA	205,621	681,949
Leonardo SpA	6,310	75,026
Luxottica Group SpA	2,667	163,438
Mediobanca SpA	8,737	98,952
Poste Italiane SpA (c)	7,558	56,901
Prysmian SpA	3,274	106,793
Recordati SpA	1,707	75,827
Snam SpA	35,067	171,696
Telecom Italia SpA (b)	176,840	152,659
Terna Rete Elettrica Nazionale SpA	22,307	129,534
UniCredit SpA (b)	30,532	568,789
UnipolSai Assicurazioni SpA	14,769	34,441

		4,362,323

Japan — 23.7%
ABC-Mart, Inc.	600	34,439
Acom Co. Ltd. (a) (b)	6,300	26,565
Aeon Co. Ltd.	9,500	160,437
AEON Financial Service Co, Ltd.	1,800	41,802
Aeon Mall Co. Ltd.	1,900	37,175
Air Water, Inc.	2,400	50,457
Aisin Seiki Co. Ltd.	2,800	157,329
Ajinomoto Co., Inc.	8,400	158,294
Alfresa Holdings Corp.	2,700	63,371
Alps Electric Co. Ltd.	2,900	82,528
Amada Holdings Co. Ltd.	5,000	67,982
ANA Holdings, Inc.	1,800	75,122
Aozora Bank Ltd.	1,700	66,179
Asahi Glass Co. Ltd.	3,000	129,758
Asahi Group Holdings Ltd.	6,000	297,474
Asahi Kasei Corp.	19,000	244,759
Asics Corp.	2,200	35,080
Astellas Pharma, Inc.	31,700	402,625
Bandai Namco Holdings, Inc.	3,100	101,409
The Bank of Kyoto Ltd.	1,000	52,021
Benesse Holdings, Inc.	1,100	38,624
Bridgestone Corp.	9,900	460,409
Brother Industries Ltd.	3,600	88,859
Calbee, Inc.	1,100	35,787
Canon, Inc.	16,200	603,309
Casio Computer Co. Ltd.	3,200	46,049
Central Japan Railway Co.	2,200	393,721
The Chiba Bank Ltd.	11,000	91,611
Chubu Electric Power Co., Inc.	10,100	125,438
Chugai Pharmaceutical Co. Ltd.	3,500	178,968
The Chugoku Electric Power Co., Inc. (a)	3,900	41,865
Coca-Cola Bottlers Japan Ltd.	1,800	65,742
Concordia Financial Group Ltd.	19,600	118,339
Credit Saison Co. Ltd.	2,600	47,321
CYBERDYNE, Inc. (a) (b)	1,300	22,400

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dai Nippon Printing Co. Ltd.	4,000	$89,244
Dai-ichi Life Holdings, Inc.	16,300	336,315
Daicel Corp.	3,900	44,382
Daifuku Co. Ltd.	1,500	81,604
Daiichi Sankyo Co. Ltd.	8,700	226,591
Daikin Industries Ltd.	3,800	449,891
Daito Trust Construction Co. Ltd.	1,100	224,071
Daiwa House Industry Co. Ltd.	8,600	330,386
Daiwa House REIT Investment Corp.	20	47,510
Daiwa Securities Group, Inc.	25,000	156,893
DeNA Co. Ltd.	1,800	37,120
Denso Corp.	7,300	438,278
Dentsu, Inc.	3,300	139,234
Disco Corp.	400	88,069
Don Quijote Holdings Co. Ltd.	1,900	99,327
East Japan Railway Co.	5,000	487,455
Eisai Co. Ltd.	4,100	232,139
Electric Power Development Co. Ltd.	2,200	59,284
FamilyMart UNY Holdings Co. Ltd. (a)	1,200	84,037
FANUC Corp.	3,000	720,776
Fast Retailing Co., Ltd.	800	318,991
Fuji Electric Co. Ltd.	8,000	60,177
FUJIFILM Holdings Corp.	6,300	257,202
Fujitsu Ltd.	30,000	212,643
Fukuoka Financial Group, Inc.	11,000	61,822
The Hachijuni Bank Ltd.	6,900	39,414
Hakuhodo DY Holdings, Inc.	3,600	46,831
Hamamatsu Photonics KK	2,300	77,050
Hankyu Hanshin Holdings, Inc.	3,800	152,663
Hikari Tsushin, Inc.	300	43,104
Hino Motors Ltd.	3,600	46,699
Hirose Electric Co. Ltd.	500	73,106
Hisamitsu Pharmaceutical Co., Inc.	900	54,506
Hitachi Chemical Co. Ltd.	1,700	43,679
Hitachi Construction Machinery Co. Ltd.	1,500	54,411
Hitachi High-Technologies Corp.	1,100	46,391
Hitachi Ltd.	74,000	575,653
Hitachi Metals Ltd.	2,900	41,460
Honda Motor Co. Ltd.	26,300	901,709
Hoshizaki Corp.	800	70,631
Hoya Corp.	5,900	294,811
Hulic Co. Ltd.	4,200	47,016
Idemitsu Kosan Co. Ltd.	2,000	80,034
IHI Corp.	2,500	83,220
Iida Group Holdings Co. Ltd.	2,500	47,106
Inpex Corp.	14,700	183,952
Isetan Mitsukoshi Holdings Ltd.	4,700	58,091
Isuzu Motors Ltd.	8,700	145,490
ITOCHU Corp.	23,000	429,429
J Front Retailing Co. Ltd.	4,000	75,249
Japan Airlines Co. Ltd.	1,800	70,434
Japan Airport Terminal Co. Ltd.	800	29,685
Japan Exchange Group, Inc.	8,100	140,324

	Number of Shares	Value
Japan Post Bank Co. Ltd.	6,100	$79,206
Japan Post Holdings Co. Ltd.	24,000	275,084
Japan Prime Realty Investment Corp.	11	34,951
Japan Real Estate Investment Corp.	18	85,464
Japan Retail Fund Investment Corp.	39	71,491
Japan Tobacco, Inc.	16,700	537,876
JFE Holdings, Inc.	8,000	192,211
JGC Corp.	2,900	56,012
JSR Corp.	2,700	53,169
JTEKT Corp.	3,700	63,599
JXTG Holdings, Inc.	46,900	303,033
Kajima Corp.	14,000	134,552
Kakaku.com, Inc.	2,400	40,588
Kamigumi Co. Ltd.	2,000	44,204
Kaneka Corp.	4,000	36,544
The Kansai Electric Power Co., Inc.	10,900	133,400
Kansai Paint Co. Ltd.	3,200	83,092
Kao Corp.	7,600	514,047
Kawasaki Heavy Industries Ltd.	2,400	84,120
KDDI Corp.	27,800	692,146
Keihan Holdings Co., Ltd.	1,400	41,165
Keikyu Corp.	3,500	67,180
Keio Corp.	1,800	79,153
Keisei Electric Railway Co. Ltd.	2,000	64,203
Keyence Corp.	1,500	837,548
Kikkoman Corp.	2,200	88,950
Kintetsu Group Holdings Co. Ltd.	2,800	107,077
Kirin Holdings Co. Ltd.	13,200	332,110
Kobe Steel Ltd. (b)	4,300	39,892
Koito Manufacturing Co. Ltd.	1,700	119,539
Komatsu Ltd.	14,200	514,373
Konami Holdings Corp.	1,400	76,932
Konica Minolta, Inc.	7,700	74,111
Kose Corp.	400	62,461
Kubota Corp.	16,000	313,307
Kuraray Co. Ltd.	5,600	105,699
Kurita Water Industries Ltd.	1,400	45,483
Kyocera Corp.	4,900	320,171
Kyowa Hakko Kirin Co. Ltd.	3,800	73,396
Kyushu Electric Power Co, Inc.	6,500	68,087
Kyushu Financial Group, Inc.	5,900	35,660
Kyushu Railway Co.	2,300	71,165
Lawson, Inc.	700	46,493
LINE Corp. (b)	600	24,535
Lion Corp.	3,500	66,074
LIXIL Group Corp.	4,200	113,552
M3, Inc.	3,300	115,528
Mabuchi Motor Co. Ltd.	800	43,186
Makita Corp.	3,500	146,538
Marubeni Corp.	25,500	185,160
Marui Group Co. Ltd.	2,800	51,160
Maruichi Steel Tube Ltd.	900	26,333
Mazda Motor Corp.	8,900	119,421

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
McDonald’s Holdings Co. Japan Ltd. (a)	1,100	$48,380
Mebuki Financial Group Inc.	14,200	60,137
Medipal Holdings Corp.	2,400	47,001
MEIJI Holdings Co. Ltd.	1,900	161,463
MinebeaMitsumi, Inc.	5,800	121,696
MISUMI Group, Inc.	4,200	121,690
Mitsubishi Chemical Holding Corp.	21,900	240,426
Mitsubishi Corp.	23,300	643,936
Mitsubishi Electric Corp.	29,500	490,165
Mitsubishi Estate Co. Ltd.	19,400	337,082
Mitsubishi Gas Chemical Co., Inc.	2,900	83,429
Mitsubishi Heavy Industries Ltd.	5,000	186,670
Mitsubishi Materials Corp.	1,800	64,083
Mitsubishi Motors Corp.	10,900	78,768
Mitsubishi Tanabe Pharma Corp.	3,400	70,084
Mitsubishi UFJ Financial Group, Inc.	182,700	1,340,543
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,600	45,275
Mitsui & Co. Ltd.	26,400	428,757
Mitsui Chemicals, Inc.	2,700	86,899
Mitsui Fudosan Co. Ltd.	13,800	309,368
Mitsui OSK Lines Ltd.	1,700	56,756
Mixi, Inc.	600	26,951
Mizuho Financial Group, Inc.	370,400	672,799
MS&AD Insurance Group Holdings, Inc.	7,200	243,792
Murata Manufacturing Co. Ltd.	2,900	387,598
Nabtesco Corp.	1,600	61,370
Nagoya Railroad Co. Ltd.	2,800	70,466
NEC Corp.	4,000	107,938
Nexon Co. Ltd. (b)	3,000	87,180
NGK Insulators Ltd.	4,000	75,425
NGK Spark Plug Co. Ltd.	2,500	60,793
NH Foods Ltd.	3,000	72,902
Nidec Corp.	3,700	519,382
Nikon Corp.	5,200	104,626
Nintendo Co. Ltd.	1,700	618,888
Nippon Building Fund, Inc.	21	102,742
Nippon Electric Glass Co. Ltd.	1,400	53,446
Nippon Express Co. Ltd.	1,200	79,688
Nippon Paint Holdings Co. Ltd. (a)	2,500	78,792
Nippon Prologis REIT, Inc.	27	57,081
Nippon Steel & Sumitomo Metal Corp.	11,500	295,176
Nippon Telegraph & Telephone Corp.	10,500	494,083
Nippon Yusen KK (b)	2,300	56,052
Nissan Chemical Industries Ltd.	1,800	71,731
Nissan Motor Co. Ltd.	35,900	358,026
Nisshin Seifun Group, Inc.	2,800	56,443
Nissin Foods Holdings Co. Ltd.	900	65,620
Nitori Holdings Co. Ltd.	1,200	171,103
Nitto Denko Corp.	2,500	222,212
NOK Corp.	1,600	37,267

	Number of Shares	Value
Nomura Holdings, Inc.	54,700	$323,001
Nomura Real Estate Holdings, Inc.	2,100	47,092
Nomura Real Estate Master Fund, Inc.	54	67,046
Nomura Research Institute Ltd.	2,000	92,900
NSK Ltd.	6,100	96,078
NTT Data Corp.	9,900	117,493
NTT DOCOMO, Inc.	20,800	491,333
Obayashi Corp.	10,200	123,344
Obic Co. Ltd.	1,000	73,510
Odakyu Electric Railway Co. Ltd.	4,600	98,308
Oji Holdings Corp.	14,000	93,066
Olympus Corp.	4,500	172,296
Omron Corp.	3,000	178,686
Ono Pharmaceutical Co. Ltd.	6,400	148,952
Oracle Corp.	600	49,750
Oriental Land Co. Ltd.	3,300	300,847
ORIX Corp.	20,500	346,620
Osaka Gas Co. Ltd.	5,800	111,627
Otsuka Corp.	800	61,282
Otsuka Holdings Co. Ltd. (a)	5,900	258,378
Panasonic Corp.	33,700	493,519
Park24 Co. Ltd. (a)	1,800	43,064
Persol Holdings Co. Ltd.	2,600	65,185
Pola Orbis Holdings, Inc. (a)	1,300	45,507
Rakuten, Inc. (b)	14,300	130,776
Recruit Holdings Co. Ltd.	16,700	414,760
Renesas Electronics Corp. (b)	7,900	91,444
Resona Holdings, Inc.	34,000	203,189
Ricoh Co. Ltd.	11,300	105,031
Rinnai Corp.	500	45,270
Rohm Co. Ltd.	1,500	165,253
Ryohin Keikaku Co. Ltd.	400	124,542
Sankyo Co. Ltd.	800	25,158
Santen Pharmaceutical Co. Ltd.	5,700	89,489
SBI Holdings, Inc.	3,042	63,500
Secom Co. Ltd.	3,200	241,672
Sega Sammy Holdings, Inc.	2,400	29,737
Seibu Holdings, Inc.	3,500	66,119
Seiko Epson Corp.	4,300	101,258
Sekisui Chemical Co. Ltd.	6,300	126,328
Sekisui House Ltd.	8,900	160,602
Seven & i Holdings Co. Ltd.	11,600	481,802
Seven Bank Ltd.	8,200	28,099
Sharp Corp. (a) (b)	2,300	78,532
Shimadzu Corp.	4,000	90,825
Shimamura Co. Ltd.	300	32,998
Shimano, Inc.	1,100	154,771
Shimizu Corp.	8,000	82,551
Shin-Etsu Chemical Co. Ltd.	6,000	608,549
Shinsei Bank Ltd.	2,500	43,054
Shionogi & Co. Ltd.	4,500	243,301
Shiseido Co. Ltd.	5,800	279,568
The Shizuoka Bank Ltd.	8,000	82,675

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Showa Shell Sekiyu KK	2,500	$33,962
SMC Corp.	900	370,607
SoftBank Group Corp.	12,600	995,440
Sohgo Security Services Co. Ltd.	1,200	65,239
Sompo Holdings, Inc.	5,300	204,335
Sony Corp.	19,400	871,429
Sony Financial Holdings, Inc.	2,400	42,529
Stanley Electric Co. Ltd.	2,000	81,230
Start Today Co. Ltd.	3,000	91,233
Subaru Corp.	9,300	294,446
Sumco Corp.	3,500	89,007
Sumitomo Chemical Co. Ltd.	24,000	172,600
Sumitomo Corp.	18,000	305,104
Sumitomo Dainippon Pharma Co. Ltd.	2,100	31,208
Sumitomo Electric Industries Ltd.	11,500	194,054
Sumitomo Heavy Industries Ltd.	1,800	76,244
Sumitomo Metal Mining Co. Ltd.	3,800	174,336
Sumitomo Mitsui Financial Group, Inc.	20,600	889,714
Sumitomo Mitsui Trust Holdings, Inc.	5,100	202,538
Sumitomo Realty & Development Co. Ltd.	5,000	164,114
Sumitomo Rubber Industries Ltd.	2,900	53,881
Sundrug Co. Ltd.	1,200	55,817
Suntory Beverage & Food Ltd.	2,200	97,834
Suruga Bank Ltd.	2,500	53,471
Suzuken Co. Ltd.	1,000	41,147
Suzuki Motor Corp.	5,200	301,184
Sysmex Corp.	2,400	188,983
T&D Holdings, Inc.	7,900	135,154
Taiheiyo Cement Corp.	1,800	77,734
Taisei Corp.	3,200	159,169
Taisho Pharmaceutical Holdings Co. Ltd.	500	39,821
Taiyo Nippon Sanso Corp.	2,100	29,353
Takashimaya Co. Ltd.	5,000	52,581
Takeda Pharmaceutical Co. Ltd.	11,000	622,783
TDK Corp.	2,000	159,642
Teijin Ltd.	2,600	57,940
Terumo Corp.	5,000	236,254
THK Co. Ltd.	2,000	74,915
Tobu Railway Co. Ltd.	3,100	100,067
Toho Co. Ltd.	1,600	55,420
Toho Gas Co. Ltd.	1,200	32,887
Tohoku Electric Power Co., Inc.	7,100	90,818
Tokio Marine Holdings, Inc.	10,400	474,671
Tokyo Electric Power Co. Holdings, Inc. (b)	22,300	88,290
Tokyo Electron Ltd.	2,400	429,907
Tokyo Gas Co. Ltd.	6,000	137,019
Tokyo Tatemono Co. Ltd.	2,900	39,130
Tokyu Corp.	8,200	130,627
Tokyu Fudosan Holdings Corp.	7,200	52,025
Toppan Printing Co. Ltd.	8,000	72,290

	Number of Shares	Value
Toray Industries, Inc.	22,400	$211,283
Toshiba Corp. (b)	99,000	278,287
Tosoh Corp.	4,500	102,052
TOTO Ltd.	2,100	123,805
Toyo Seikan Group Holdings Ltd.	2,800	44,922
Toyo Suisan Kaisha Ltd.	1,300	55,438
Toyoda Gosei Co. Ltd.	1,100	27,892
Toyota Industries Corp.	2,600	167,124
Toyota Motor Corp.	39,900	2,555,027
Toyota Tsusho Corp.	3,300	132,627
Trend Micro, Inc. (b)	1,900	107,611
Tsuruha Holdings, Inc.	600	81,354
Unicharm Corp.	6,200	161,169
United Urban Investment Corp.	50	71,898
USS Co. Ltd.	3,200	67,696
West Japan Railway Co.	2,500	182,383
Yahoo! Japan Corp.	22,200	101,805
Yakult Honsha Co. Ltd.	1,300	98,013
Yamada Denki Co. Ltd. (a)	9,000	49,527
Yamaguchi Financial Group, Inc.	3,000	35,661
Yamaha Corp.	2,700	99,032
Yamaha Motor Co. Ltd.	4,400	144,077
Yamato Holdings Co. Ltd.	5,500	110,725
Yamazaki Baking Co. Ltd. (a)	1,800	35,032
Yaskawa Electric Corp.	3,900	170,414
Yokogawa Electric Corp.	3,700	70,732
The Yokohama Rubber Co. Ltd. (a)	1,800	44,158

		55,311,112

Luxembourg — 0.3%
ArcelorMittal (b)	10,071	326,151
Eurofins Scientific SE	168	102,291
Millicom International Cellular SA	935	63,123
RTL Group (b)	652	52,362
SES SA	5,776	90,007
Tenaris SA	7,328	115,675

		749,609

Mauritius — 0.0%
Golden Agri-Resources Ltd.	117,500	32,483

Netherlands — 4.3%
ABN AMRO Group NV (c)	6,452	207,613
Aegon NV	27,048	172,384
AerCap Holdings NV (b)	2,200	115,742
Airbus SE	8,936	887,395
Akzo Nobel NV	3,823	334,396
Altice NV Class A (a) (b)	8,960	93,731
ASML Holding NV	5,930	1,028,784
Boskalis Westminster	1,275	48,058
CNH Industrial NV	15,866	212,111
EXOR NV	1,676	102,728
Ferrari NV	342	35,874
Ferrari NV	1,554	162,921
Fiat Chrysler Automobiles NV (b)	5,328	95,001

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fiat Chrysler Automobiles NV (a)	11,145	$198,827
Heineken Holding NV	1,757	173,587
Heineken NV	3,953	412,038
ING Groep NV	59,634	1,097,313
Koninklijke Ahold Delhaize NV	19,796	434,479
Koninklijke DSM NV	2,787	265,671
Koninklijke KPN NV	52,370	182,705
Koninklijke Philips NV	14,418	545,453
Koninklijke Vopak NV	988	43,338
NN Group NV	4,660	201,494
NXP Semiconductor NV (b)	5,328	623,856
QIAGEN NV	3,453	107,824
Randstad Holding NV	1,741	106,821
RELX NV	14,568	334,902
STMicroelectronics NV	9,866	214,261
Unilever NV	24,932	1,400,788
Wolters Kluwer NV	4,618	240,476

		10,080,571

New Zealand — 0.2%
Auckland International Airport Ltd.	14,523	66,664
Fisher & Paykel Healthcare Corp. Ltd.	8,484	86,034
Fletcher Building Ltd.	9,839	52,964
Mercury NZ Ltd.	11,142	26,554
Meridian Energy Ltd.	21,687	44,898
Ryman Healthcare Ltd.	6,396	47,971
Spark New Zealand Ltd.	27,499	70,726

		395,811

Norway — 0.6%
DNB ASA	14,746	272,651
Gjensidige Forsikring ASA	2,815	53,090
Marine Harvest ASA	6,591	111,575
Norsk Hydro ASA	20,921	158,172
Orkla ASA	12,630	133,890
Schibsted ASA Class B	1,439	38,171
Statoil ASA (a)	17,606	376,629
Telenor ASA	11,405	244,303
Yara International ASA	2,734	125,140

		1,513,621

Papua New Guinea — 0.1%
Oil Search Ltd.	21,436	130,401

Portugal — 0.1%
Banco Espirito Santo SA (b) (d) (e)	39,664	-
EDP — Energias de Portugal SA	36,940	127,864
Galp Energia SGPS SA	7,832	143,882
Jeronimo Martins SGPS SA	3,797	73,739

		345,485

Singapore — 1.3%
Ascendas REIT	40,500	82,342
CapitaLand Commercial Trust	41,043	59,204

	Number of Shares	Value
CapitaLand Ltd.	39,800	$104,858
CapitaLand Mall Trust	34,700	55,232
City Developments Ltd.	5,800	53,939
ComfortDelGro Corp. Ltd.	30,500	45,103
DBS Group Holdings, Ltd.	27,663	512,202
Genting Singapore PLC	91,000	88,923
Global Logistic Properties Ltd.	40,000	100,712
Hutchison Port Holdings Trust	87,800	36,430
Jardine Cycle & Carriage Ltd.	1,377	41,851
Keppel Corp. Ltd.	22,800	124,875
Oversea-Chinese Banking Corp. Ltd.	48,583	448,857
SATS Ltd.	8,900	34,543
Sembcorp Industries Ltd.	16,500	37,309
Singapore Airlines Ltd.	8,200	65,315
Singapore Exchange Ltd.	11,900	66,061
Singapore Press Holdings Ltd. (a)	22,400	44,325
Singapore Technologies Engineering Ltd.	23,000	55,971
Singapore Telecommunications Ltd.	126,200	336,846
StarHub Ltd.	11,100	23,651
Suntec REIT	40,500	65,012
United Overseas Bank Ltd.	20,393	402,300
UOL Group Ltd.	6,769	44,880
Wilmar International Ltd.	25,200	58,098
Yangzijiang Shipbuilding Holdings Ltd.	33,500	36,817

		3,025,656

Spain — 3.2%
Abertis Infraestructuras SA	10,565	235,079
ACS Actividades de Construccion y Servicios SA	3,751	146,762
Aena SME SA (c)	1,034	209,326
Amadeus IT Group SA	6,766	486,994
Banco Bilbao Vizcaya Argentaria SA	101,917	867,560
Banco de Sabadell SA	81,887	162,064
Banco Santander SA	247,405	1,622,322
Bankia SA	15,498	73,973
Bankinter SA	10,311	97,596
CaixaBank SA	54,399	253,026
Enagas SA	3,508	100,349
Endesa SA	4,947	105,828
Ferrovial SA	7,640	173,161
Gas Natural SDG SA	5,550	128,057
Grifols SA	4,717	137,929
Iberdrola SA	84,912	657,104
Industria de Diseno Textil SA	16,546	575,496
International Consolidated Airlines Group SA	9,608	83,303
Mapfre SA	15,463	49,574
Red Electrica Corp. SA	6,713	150,527
Repsol SA	18,545	327,757
Siemens Gamesa Renewable Energy SA (a)	3,405	46,626

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telefonica SA	69,173	$673,512

		7,363,925

Sweden — 2.6%
Alfa Laval AB	4,516	106,481
Assa Abloy AB Class B	15,215	315,718
Atlas Copco AB Class A	10,367	446,504
Atlas Copco AB Class B	6,036	230,860
Boliden AB	4,247	144,669
Electrolux AB Series B	3,765	121,089
Essity AB Class B (b)	9,212	260,874
Getinge AB Class B	3,244	46,872
Hennes & Mauritz AB Class B	14,686	302,613
Hexagon AB Class B	3,985	199,299
Husqvarna AB Class B	5,913	56,223
ICA Gruppen AB	1,365	49,531
Industrivarden AB Class C	2,734	67,324
Investor AB Class B	7,067	321,392
Kinnevik AB Class B	3,566	120,265
L E Lundbergforetagen AB Class B	529	39,501
Lundin Petroleum AB (b)	3,051	69,805
Nordea Bank AB	46,340	560,832
Sandvik AB	17,089	298,711
Securitas AB Class B	4,805	83,719
Skandinaviska Enskilda Banken AB Class A	23,048	270,005
Skanska AB Class B	5,321	110,060
SKF AB Class B	5,947	131,872
Svenska Handelsbanken AB Class A	23,043	314,549
Swedbank AB Class A	13,668	329,052
Swedish Match AB	2,708	106,589
Tele2 AB Class B	5,885	72,265
Telefonaktiebolaget LM Ericsson Class B	46,670	305,934
Telia Co AB	39,834	177,307
Volvo AB Class B	24,008	446,704

		6,106,619

Switzerland — 8.0%
ABB Ltd. Registered	28,115	751,863
Adecco Group AG Registered	2,496	190,768
Baloise Holding AG Registered	774	120,460
Barry Callebaut AG Registered	36	75,001
Chocoladefabriken Lindt & Spruengli AG	17	103,795
Chocoladefabriken Lindt & Spruengli AG Registered	2	144,613
Cie Financiere Richemont SA Registered	8,025	726,607
Clariant AG	3,473	96,978
Coca-Cola HBC AG	2,932	95,370
Credit Suisse Group AG Registered	37,332	664,521
Dufry AG Registered (b)	530	78,799
EMS-Chemie Holding AG Registered	132	88,095

	Number of Shares	Value
Geberit AG Registered	561	$246,847
Givaudan SA Registered	140	322,925
Julius Baer Group Ltd.	3,426	209,455
Kuehne & Nagel International AG Registered	835	147,564
LafargeHolcim Ltd. Registered	2,485	140,010
LafargeHolcim Ltd. Registered	4,505	253,754
Lonza Group AG Registered	1,126	304,171
Nestle SA Registered	47,641	4,093,893
Novartis AG Registered	34,059	2,879,407
Pargesa Holding SA	565	48,949
Partners Group Holding AG (a)	267	182,958
Roche Holding AG	10,735	2,715,345
Schindler Holding AG	632	145,445
Schindler Holding AG Registered	286	64,703
SGS SA Registered	80	208,530
Sika AG	33	261,584
Sonova Holding AG Registered	815	127,247
Straumann Holding AG Registered	152	107,287
The Swatch Group AG	472	192,411
The Swatch Group AG Registered	793	60,612
Swiss Life Holding AG Registered	493	174,489
Swiss Prime Site AG Registered	1,085	100,118
Swiss Re AG	4,818	450,997
Swisscom AG Registered	396	210,496
UBS Group AG Registered	55,730	1,023,995
Vifor Pharma AG (a)	776	99,443
Zurich Insurance Group AG	2,324	706,794

		18,616,299

United Kingdom — 17.4%
3i Group PLC	15,046	185,463
Admiral Group PLC	2,904	78,312
Anglo American PLC (a)	20,603	430,605
Antofagasta PLC	5,883	79,760
Ashtead Group PLC	7,742	206,618
Associated British Foods PLC	5,474	208,102
AstraZeneca PLC	19,404	1,331,561
Auto Trader Group PLC (c)	15,110	71,726
Aviva PLC	61,416	419,719
Babcock International Group PLC	3,489	33,071
BAE Systems PLC	48,124	370,134
Barclays PLC	258,770	705,566
Barratt Developments PLC	15,830	138,339
The Berkeley Group Holdings PLC	2,044	115,744
BHP Billiton PLC	32,114	657,332
BP PLC	302,474	2,133,201
British American Tobacco PLC	35,159	2,372,897
The British Land Co. PLC	14,357	133,949
BT Group PLC	129,392	473,761
Bunzl PLC	5,221	145,989
Burberry Group PLC	6,379	154,218
Capita PLC	9,751	52,718
Carnival PLC	2,926	192,387

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Centrica PLC	83,747	$155,062
Cobham PLC (b)	34,763	59,062
Coca-Cola European Partners PLC	3,369	134,195
Compass Group PLC	24,334	526,173
ConvaTec Group PLC (c)	22,019	60,852
Croda International PLC	2,060	123,008
Diageo PLC	38,554	1,411,012
Direct Line Insurance Group PLC	21,472	110,655
easyJet PLC	2,223	43,942
Experian PLC	14,309	314,472
Ferguson PLC	3,855	275,836
Fresnillo PLC	3,206	61,898
G4S PLC	24,142	86,788
GKN PLC	25,102	107,785
GlaxoSmithKline PLC	75,270	1,331,364
Glencore PLC	187,629	987,171
Hammerson PLC	12,374	91,336
Hargreaves Lansdown PLC	3,964	96,425
HSBC Holdings PLC	307,370	3,169,923
IMI PLC	3,861	69,115
Imperial Brands PLC	14,563	622,350
InterContinental Hotels Group PLC	2,812	178,861
Intertek Group PLC	2,501	175,192
Investec PLC	10,027	72,155
ITV PLC	57,083	127,089
J Sainsbury PLC	25,337	82,486
John Wood Group PLC	10,306	90,079
Johnson Matthey PLC	3,074	127,098
Kingfisher PLC	32,512	148,214
Land Securities Group PLC	11,455	155,354
Legal & General Group PLC	91,106	335,361
Lloyds Banking Group PLC	1,103,762	1,010,710
London Stock Exchange Group PLC	4,847	248,174
Marks & Spencer Group PLC	25,807	109,450
Mediclinic International PLC (a)	5,334	46,569
Meggitt PLC	11,224	72,676
Merlin Entertainments PLC (c)	10,676	52,189
Micro Focus International PLC	6,693	227,147
Mondi PLC	5,403	140,864
National Grid PLC	52,145	612,547
Next PLC	2,314	141,683
Old Mutual PLC	76,133	238,100
Pearson PLC	13,045	129,305
Persimmon PLC	4,812	177,701
Prudential PLC	39,359	1,011,927
Randgold Resources Ltd.	1,459	144,742
Reckitt Benckiser Group PLC	10,243	956,789
RELX PLC	16,370	383,512
Rio Tinto PLC	18,973	1,001,341
Rolls-Royce Holdings PLC	25,145	286,173
Royal Bank of Scotland Group PLC (b)	55,276	206,171
Royal Dutch Shell PLC Class A	68,961	2,308,592

	Number of Shares	Value
Royal Dutch Shell PLC Class B	57,308	$1,932,823
Royal Mail PLC	12,962	79,207
RSA Insurance Group PLC	16,204	138,078
The Sage Group PLC	16,794	180,466
Schroders PLC	1,993	94,272
Segro PLC	15,661	124,040
Severn Trent PLC	3,711	108,278
Shire PLC	13,796	715,576
Sky PLC (b)	16,006	218,258
Smith & Nephew PLC	13,468	233,042
Smiths Group PLC	6,210	124,232
SSE PLC	15,039	267,915
St. James’s Place PLC	8,341	137,874
Standard Chartered PLC (b)	50,683	533,357
Standard Life Aberdeen PLC	40,825	240,513
Taylor Wimpey PLC	51,521	143,522
Tesco PLC	123,893	349,864
Travis Perkins PLC	3,825	80,876
Unilever PLC	19,285	1,068,381
United Utilities Group PLC	10,698	119,736
Vodafone Group PLC	407,359	1,286,876
The Weir Group PLC	3,382	96,580
Whitbread PLC	2,904	156,833
Wm Morrison Supermarkets PLC	34,908	103,601
Worldpay Group PLC (c)	30,880	176,978
WPP PLC	19,238	348,642

		40,587,667

TOTAL COMMON STOCK (Cost $194,588,079)		228,563,662

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG 4.630%	788	70,363
Fuchs Petrolub SE 1.770%	972	51,405
Henkel AG & Co. KGaA 1.360%	2,756	363,901
Porsche Automobil Holding SE 1.720%	2,380	199,201
Schaeffler AG 3.630%	2,305	40,689
Volkswagen AG 1.420%	2,852	568,375

		1,293,934

Italy — 0.0%
Intesa Sanpaolo SpA 4.05%	12,875	41,056
Telecom Italia SpA — RSP 4.36%	87,728	62,661

		103,717

TOTAL PREFERRED STOCK (Cost $1,096,574)		1,397,651

TOTAL EQUITIES (Cost $195,684,653)		229,961,313

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.4%
United States — 1.4%
iShares MSCI EAFE ETF	8,571	$602,627
State Street Navigator Securities Lending Prime Portfolio (f)	2,675,987	2,675,987

		3,278,614

TOTAL MUTUAL FUNDS (Cost $3,276,371)		3,278,614

RIGHTS — 0.0%
Spain — 0.0%
Repsol SA, Expires 1/10/18 (b)	18,545	8,433

TOTAL RIGHTS (Cost $8,458)		8,433

TOTAL LONG-TERM INVESTMENTS (Cost $198,969,482)		233,248,360

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (g)	$4,523,617	4,523,617

TOTAL SHORT-TERM INVESTMENTS (Cost $4,523,617)		4,523,617

TOTAL INVESTMENTS — 101.9% (Cost $203,493,099) (h)		237,771,977

Other Assets/(Liabilities) — (1.9)%		(4,387,430)

NET ASSETS — 100.0%		$233,384,547

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $2,550,796 or 1.09% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $1,621,117 or 0.69% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $4,523,889. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $4,615,600.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

The Fund had the following open Forward contracts at December 31, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
JPY	44,992,764	Bank of Montreal	3/22/18	$400,000	$882

EUR	116,545	Bank of New York Mellon	3/21/18	138,000	2,485
JPY	90,250,091	Bank of New York Mellon	3/22/18	807,148	(3,027)
SEK	1,126,050	Bank of New York Mellon	3/21/18	134,433	3,483

				1,079,581	2,941

AUD	190,021	BNP Paribas SA	3/21/18	145,656	2,585

EUR	960,714	Morgan Stanley & Co. LLC	3/21/18	1,142,404	15,655
JPY	14,390,729	Morgan Stanley & Co. LLC	3/22/18	128,000	220
SGD	9,766	Morgan Stanley & Co. LLC	3/21/18	7,260	51

				1,277,664	15,926

GBP	559,679	Societe Generale	3/21/18	753,739	3,842

				$3,656,640	$26,176

Contracts to Deliver

DKK	33,217	Bank of New York Mellon	3/21/18	$5,292	$(88)

ILS	119,805	Goldman Sachs International	3/21/18	34,079	(460)
NOK	504,037	Goldman Sachs International	3/21/18	61,004	(516)

				95,083	(976)

CHF	70,031	Morgan Stanley & Co. LLC	3/21/18	71,535	(729)
HKD	1,838,085	Morgan Stanley & Co. LLC	3/21/18	235,845	222

				307,380	(507)

				$407,755	$(1,571)

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Hang Seng Index	1/30/18	2	$379,370	$3,945
Topix Index	3/08/18	12	1,918,258	16,869
ASX SPI 200 Index	3/15/18	5	582,472	4,677
Euro Stoxx 50 Index	3/16/18	74	3,169,524	(68,183)
FTSE 100 Index	3/16/18	13	1,299,823	40,874
Mini MSCI EAFE	3/16/18	1	100,878	1,398

				$(420)

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Australia — 1.5%
AMP Ltd.	1,173,657	$4,742,110
Orica Ltd.	327,157	4,616,722

		9,358,832

Belgium — 0.7%
KBC Group NV	50,009	4,260,705

Brazil — 0.6%
Ambev SA ADR	530,557	3,427,398

Canada — 2.1%
Canadian National Railway Co.	76,132	6,280,890
Suncor Energy, Inc.	186,294	6,839,672

		13,120,562

Cayman Islands — 1.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	15,520	2,676,114
Baidu, Inc. Sponsored ADR (a)	21,767	5,098,049

		7,774,163

Denmark — 1.6%
Carlsberg A/S Class B	22,936	2,747,190
Novo Nordisk A/S Class B	128,056	6,882,393

		9,629,583

France — 14.8%
Air Liquide SA	72,799	9,156,015
BNP Paribas SA	152,901	11,402,420
Bureau Veritas SA	101,700	2,780,520
Danone SA	94,659	7,935,979
Dassault Systemes SE	26,707	2,836,455
Engie SA	267,129	4,589,646
Essilor International Cie Generale d’Optique SA	19,819	2,732,946
Hermes International	1,228	657,340
Kering	410	193,284
L’Oreal SA	16,989	3,763,569
Legrand SA	44,901	3,452,079
LVMH Moet Hennessy Louis Vuitton SE	24,519	7,202,454
Pernod Ricard SA	73,803	11,682,326
Publicis Groupe SA	83,172	5,650,422
Safran SA	35,460	3,646,330
Sanofi	3,200	275,531
Schneider Electric SE	106,401	9,023,991
Valeo SA	65,680	4,894,600

		91,875,907

Germany — 12.2%
Allianz SE Registered	36,475	8,353,271
Bayer AG Registered	97,704	12,151,938

	Number of Shares	Value
Bayerische Motoren Werke AG	100,770	$10,467,237
Beiersdorf AG	61,805	7,243,960
Continental AG	22,185	5,989,396
Daimler AG Registered	141,170	11,987,104
Linde AG (a)	9,208	2,154,089
Merck KGaA	34,316	3,695,473
MTU Aero Engines AG	12,938	2,314,043
ProSiebenSat.1 Media SE	74,970	2,581,261
SAP SE	79,078	8,867,004

		75,804,776

Hong Kong — 1.7%
AIA Group Ltd.	1,236,000	10,541,001

India — 2.7%
Axis Bank Ltd.	438,300	3,863,416
Housing Development Finance Corp. Ltd.	140,117	3,750,236
Infosys Ltd.	4,667	76,038
Infosys Ltd. Sponsored ADR (b)	154,200	2,501,124
Tata Consultancy Services Ltd.	157,712	6,670,756

		16,861,570

Indonesia — 0.5%
Bank Mandiri Persero Tbk PT	5,559,200	3,274,142

Ireland — 0.8%
Willis Towers Watson PLC	33,042	4,979,099

Israel — 0.7%
Check Point Software Technologies Ltd. (a)	40,361	4,182,207

Italy — 2.9%
Eni SpA	222,856	3,685,334
Intesa Sanpaolo SpA	4,062,102	13,472,107
Luxottica Group SpA	10,775	660,308

		17,817,749

Japan — 10.5%
Daikin Industries Ltd.	40,300	4,771,210
Denso Corp.	113,400	6,808,320
FANUC Corp.	19,800	4,757,122
Hoya Corp.	169,300	8,459,565
Japan Tobacco, Inc.	121,600	3,916,508
Kao Corp.	49,000	3,314,252
Komatsu Ltd.	2,700	97,803
Kubota Corp.	202,200	3,959,422
Kyocera Corp.	72,000	4,704,550
Olympus Corp.	163,600	6,263,927
Shin-Etsu Chemical Co. Ltd.	17,800	1,805,361
Terumo Corp.	170,000	8,032,638
Toyota Motor Corp.	132,000	8,452,720

		65,343,398

Mexico — 0.5%
Grupo Televisa SAB Sponsored ADR	176,800	3,300,856

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 6.6%
Akzo Nobel NV	74,450	$6,512,103
ASML Holding NV	13,420	2,328,209
CNH Industrial NV	620,900	8,300,761
EXOR NV	80,100	4,909,617
ING Groep NV	393,545	7,241,543
Koninklijke Philips NV	30,835	1,166,531
QIAGEN NV	53,086	1,657,670
Randstad Holding NV	74,648	4,580,100
RELX NV	193,721	4,453,424

		41,149,958

Republic of Korea — 0.0%
Samsung Electronics Co. Ltd.	105	249,462

Singapore — 0.9%
DBS Group Holdings, Ltd.	309,400	5,728,780

Spain — 1.0%
Amadeus IT Group SA	85,853	6,179,413

Sweden — 2.6%
Essity AB Class B (a)	87,836	2,487,425
Hennes & Mauritz AB Class B	453,171	9,337,841
SKF AB Class B	166,900	3,700,941
Volvo AB Class B	41,300	768,446

		16,294,653

Switzerland — 11.6%
Cie Financiere Richemont SA Registered	41,290	3,738,517
Credit Suisse Group AG Registered	544,899	9,699,366
Julius Baer Group Ltd.	44,113	2,696,937
Kuehne & Nagel International AG Registered	22,125	3,910,013
LafargeHolcim Ltd. Registered	122,490	6,901,319
Nestle SA Registered	167,748	14,414,943
Novartis AG Registered	78,338	6,622,831
Roche Holding AG	36,905	9,334,870
The Swatch Group AG	5,675	2,313,417
UBS Group AG Registered	496,412	9,121,177
Zurich Insurance Group AG	10,909	3,317,734

		72,071,124

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	368,835
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	177,983	7,057,026

		7,425,861

United Kingdom — 17.8%
Ashtead Group PLC	66,500	1,774,746
Barclays PLC	1,413,157	3,853,133
Compass Group PLC	326,962	7,069,885
Diageo PLC	241,231	8,828,655
Experian PLC	335,977	7,383,844

	Number of Shares	Value
Ferguson PLC	10,300	$736,993
G4S PLC	724,400	2,604,129
Glencore PLC	2,215,900	11,658,494
Liberty Global PLC Series A (a)	101,000	3,619,840
Liberty Global PLC Series C (a)	102,900	3,482,136
Lloyds Banking Group PLC	13,470,900	12,335,239
Meggitt PLC	282,249	1,827,569
Prudential PLC	107,130	2,754,330
Reckitt Benckiser Group PLC	82,222	7,680,282
Rio Tinto PLC	80,765	4,262,547
Rolls-Royce Holdings PLC	270,449	3,077,958
Royal Bank of Scotland Group PLC (a)	1,368,000	5,102,425
Schroders PLC	300	10,125
Schroders PLC	103,900	4,914,650
Smiths Group PLC	190,814	3,817,263
Tesco PLC	186,594	526,927
WPP PLC	711,292	12,890,457

		110,211,627

United States — 0.9%
Yum China Holdings, Inc.	145,400	5,818,908

TOTAL COMMON STOCK (Cost $508,317,242)		606,681,734

TOTAL EQUITIES (Cost $508,317,242)		606,681,734

MUTUAL FUNDS — 0.3%
United States — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	1,681,164	1,681,164

TOTAL MUTUAL FUNDS (Cost $1,681,164)		1,681,164

TOTAL LONG-TERM INVESTMENTS (Cost $509,998,406)		608,362,898

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp. Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (d)	$15,548,955	15,548,955

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	$54,130	$54,130

TOTAL SHORT-TERM INVESTMENTS (Cost $15,603,085)		15,603,085

TOTAL INVESTMENTS — 100.5% (Cost $525,601,491) (e)		623,965,983

Other Assets/(Liabilities) — (0.5)%		(3,281,626)

NET ASSETS — 100.0%		$620,684,357

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $1,627,969 or 0.26% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $15,549,889. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $15,864,833.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at December 31, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
AUD	545,759	Australia & New Zealand Banking Group	1/17/18	$410,596	$15,231
JPY	28,243,817	Australia & New Zealand Banking Group	1/17/18	250,058	758

				660,654	15,989

GBP	176,191	Citibank N.A.	1/17/18	231,367	6,623
JPY	15,998,738	Citibank N.A.	1/17/18	143,074	(999)

				374,441	5,624

CAD	1,334,988	Goldman Sachs International	1/17/18	1,038,791	23,548
CHF	410,495	Goldman Sachs International	1/17/18	414,271	7,367

				1,453,062	30,915

AUD	3,628,764	HSBC Bank USA	1/17/18	2,834,264	(2,927)
HKD	17,474,188	HSBC Bank USA	1/17/18	2,243,762	(6,504)
SGD	248,862	HSBC Bank USA	1/17/18	184,814	1,301

				5,262,840	(8,130)

EUR	4,475,916	Merrill Lynch International	1/17/18	5,277,176	97,629
GBP	1,636,423	Merrill Lynch International	1/17/18	2,192,456	17,942

				7,469,632	115,571

CHF	215,848	Morgan Stanley & Co. LLC	1/17/18	222,421	(713)
DKK	3,947,898	Morgan Stanley & Co. LLC	1/17/18	632,293	4,527

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
EUR	1,646,217	Morgan Stanley & Co. LLC	1/17/18	$1,960,014	$16,809
GBP	282,333	Morgan Stanley & Co. LLC	1/17/18	378,604	2,758

				3,193,332	23,381

NOK	1,111,883	Royal Bank of Canada	1/17/18	133,958	1,519

SEK	1,225,624	Societe Generale	1/17/18	145,585	3,948
SGD	225,252	Societe Generale	1/17/18	166,486	1,971

				312,071	5,919

CAD	236,961	State Street Bank and Trust Co.	1/17/18	184,851	3,715
CHF	948,154	State Street Bank and Trust Co.	1/17/18	959,211	14,682
EUR	4,206,553	State Street Bank and Trust Co.	1/17/18	4,972,749	78,597
GBP	1,734,390	State Street Bank and Trust Co.	1/17/18	2,299,448	43,279
JPY	390,343,917	State Street Bank and Trust Co.	1/17/18	3,473,908	(7,506)

				11,890,167	132,767

SEK	10,937,362	Toronto Dominion Bank	1/17/18	1,359,535	(25,117)

EUR	510,033	UBS AG	1/17/18	593,945	18,517

				$32,703,637	$316,955

Contracts to Deliver

CAD	1,571,949	Barclays Bank PLC	1/17/18	$1,262,640	$11,736

EUR	6,177,857	Citibank N.A.	1/17/18	7,369,383	(49,161)
GBP	1,226,920	Citibank N.A.	1/17/18	1,644,123	(13,140)
HKD	11,295,354	Citibank N.A.	1/17/18	1,447,969	1,800

				10,461,475	(60,501)

DKK	3,947,898	Credit Suisse International	1/17/18	625,571	(11,249)

NOK	1,111,883	Deutsche Bank AG	1/17/18	140,960	5,483

AUD	3,099,098	Goldman Sachs International	1/17/18	2,327,308	(90,758)
CHF	1,358,650	Goldman Sachs International	1/17/18	1,376,252	(19,279)
GBP	1,840,155	Goldman Sachs International	1/17/18	2,465,059	(20,531)
JPY	390,343,917	Goldman Sachs International	1/17/18	3,480,615	14,213
SEK	5,732,709	Goldman Sachs International	1/17/18	681,471	(17,951)

				10,330,705	(134,306)

GBP	139,734	HSBC Bank USA	1/17/18	188,822	76
JPY	19,153,298	HSBC Bank USA	1/17/18	171,025	936
SGD	248,862	HSBC Bank USA	1/17/18	184,471	(1,644)

				544,318	(632)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
HKD	6,178,834	Morgan Stanley & Co. LLC	1/17/18		$791,274	$184
JPY	84,313,508	Morgan Stanley & Co. LLC	1/17/18		741,436	(7,300)

					1,532,710	(7,116)

EUR	411,183	Royal Bank of Canada	1/17/18		483,902	(9,858)

AUD	1,075,425	Societe Generale	1/17/18		813,162	(25,937)
GBP	390,218	Societe Generale	1/17/18		528,172	1,085

					1,341,334	(24,852)

EUR	384,460	Standard Chartered Bank	1/17/18		446,343	(15,327)
SGD	225,252	Standard Chartered Bank	1/17/18		166,675	(1,782)

					613,018	(17,109)

CHF	2,786,000	State Street Bank and Trust Co.	3/21/18		2,934,766	59,926

SEK	2,023,165	Toronto Dominion Bank	1/17/18		243,079	(3,758)

EUR	4,309,054	UBS AG	1/17/18		5,094,280	(80,153)

					$35,608,758	$(272,389)

Cross Currency Forwards

EUR	443,836	Barclays Bank PLC	1/17/18	GBP	396,818	$(3,031)

GBP	164,509	Goldman Sachs International	1/17/18	CHF	215,848	502
JPY	59,224,251	Goldman Sachs International	1/17/18	SEK	4,407,112	(11,757)

						(11,255)

						$(14,286)

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 31.3%
DFA Commodity Strategy Portfolio	360,868	$2,150,771
MassMutual Premier Disciplined Growth Fund, Class I (a)	317,696	3,971,196
MassMutual Premier Disciplined Value Fund, Class I (a)	237,325	3,906,371
MassMutual Premier International Equity Fund, Class I (a)	189,618	2,609,143
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	293,283	3,915,333
MassMutual Select Blue Chip Growth Fund, Class I (a)	34,485	696,591
MassMutual Select Diversified Value Fund, Class I (a)	75,148	958,886
MassMutual Select Equity Opportunities Fund, Class I (a)	184,893	3,117,288
MassMutual Select Fundamental Growth Fund, Class I (a)	94,660	786,624
MassMutual Select Fundamental Value Fund, Class I (a)	73,175	849,567
MassMutual Select Growth Opportunities Fund, Class I (a)	48,909	531,152
MassMutual Select Large Cap Value Fund, Class I (a)	95,807	774,117
MassMutual Select Mid Cap Growth Fund, Class I (a)	31,249	670,907
MassMutual Select Mid-Cap Value Fund, Class I (a)	115,470	1,583,097
MassMutual Select Overseas Fund, Class I (a)	720,298	7,015,699
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	47,174	744,883
MassMutual Select Small Cap Value Equity Fund, Class I (a)	75,435	1,254,476
MassMutual Select Small Company Value Fund, Class I (a)	43,665	499,094
MM Select Equity Asset Fund, Class I (a)	2,725,933	32,084,232
Oppenheimer Real Estate Fund, Class I (a)	20,133	502,329

		68,621,756

Fixed Income Funds — 68.8%
Barings Global Floating Rate Fund, Class Y (a)	189,484	1,807,673
MassMutual Premier Core Bond Fund, Class I (a)	3,105,443	33,445,616
MassMutual Premier High Yield Fund, Class I (a)	624,500	5,639,239

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	388,971	$4,006,397
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,021,768	30,670,948
MassMutual Select Strategic Bond Fund, Class I (a)	1,150,376	11,986,913
MassMutual Select Total Return Bond Fund, Class I (a)	1,488,930	14,517,071
MM Select Bond and Income Asset Fund, Class I (a)	4,460,331	42,908,381
Oppenheimer International Bond Fund, Class I (a)	1,000,114	5,950,676

		150,932,914

TOTAL MUTUAL FUNDS (Cost $216,728,907)		219,554,670

TOTAL LONG-TERM INVESTMENTS (Cost $216,728,907)		219,554,670

TOTAL INVESTMENTS — 100.1% (Cost $216,728,907) (b)		219,554,670

Other Assets/(Liabilities) — (0.1)%		(142,742)

NET ASSETS — 100.0%		$219,411,928

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 60.9%
DFA Commodity Strategy Portfolio	674,352	$4,019,137
MassMutual Premier Disciplined Growth Fund, Class I (a)	605,115	7,563,939
MassMutual Premier Disciplined Value Fund, Class I (a)	450,531	7,415,741
MassMutual Premier International Equity Fund, Class I (a)	453,529	6,240,562
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	725,793	9,689,331
MassMutual Select Blue Chip Growth Fund, Class I (a)	265,886	5,370,898
MassMutual Select Diversified Value Fund, Class I (a)	403,232	5,145,237
MassMutual Select Equity Opportunities Fund, Class I (a)	323,881	5,460,632
MassMutual Select Fundamental Growth Fund, Class I (a)	564,732	4,692,921
MassMutual Select Fundamental Value Fund, Class I (a)	392,683	4,559,052
MassMutual Select Growth Opportunities Fund, Class I (a)	303,334	3,294,202
MassMutual Select Large Cap Value Fund, Class I (a)	513,903	4,152,336
MassMutual Select Mid Cap Growth Fund, Class I (a)	78,846	1,692,834
MassMutual Select Mid-Cap Value Fund, Class I (a)	256,604	3,518,044
MassMutual Select Overseas Fund, Class I (a)	1,721,475	16,767,163
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	159,907	2,524,938
MassMutual Select Small Cap Value Equity Fund, Class I (a)	198,333	3,298,280
MassMutual Select Small Company Value Fund, Class I (a)	115,200	1,316,741
MM Select Equity Asset Fund, Class I (a)	7,355,462	86,573,785
Oppenheimer Real Estate Fund, Class I (a)	46,081	1,149,718

		184,445,491

Fixed Income Funds — 39.2%
Barings Global Floating Rate Fund, Class Y (a)	188,825	1,801,394
MassMutual Premier Core Bond Fund, Class I (a)	2,474,341	26,648,649
MassMutual Premier High Yield Fund, Class I (a)	537,635	4,854,840

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	309,874	$3,191,704
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,262,725	22,966,663
MassMutual Select Strategic Bond Fund, Class I (a)	916,991	9,555,041
MassMutual Select Total Return Bond Fund, Class I (a)	1,180,426	11,509,154
MM Select Bond and Income Asset Fund, Class I (a)	3,500,831	33,677,991
Oppenheimer International Bond Fund, Class I (a)	779,530	4,638,206

		118,843,642

TOTAL MUTUAL FUNDS (Cost $287,398,125)		303,289,133

TOTAL LONG-TERM INVESTMENTS (Cost $287,398,125)		303,289,133

TOTAL INVESTMENTS — 100.1% (Cost $287,398,125) (b)		303,289,133

Other Assets/(Liabilities) — (0.1)%		(216,363)

NET ASSETS — 100.0%		$303,072,770

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.8%
DFA Commodity Strategy Portfolio	666,400	$3,971,745
MassMutual Premier Disciplined Growth Fund, Class I (a)	450,187	5,627,341
MassMutual Premier Disciplined Value Fund, Class I (a)	334,848	5,511,591
MassMutual Premier International Equity Fund, Class I (a)	517,242	7,117,249
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	901,989	12,041,550
MassMutual Select Blue Chip Growth Fund, Class I (a)	425,673	8,598,603
MassMutual Select Diversified Value Fund, Class I (a)	668,664	8,532,153
MassMutual Select Equity Opportunities Fund, Class I (a)	282,340	4,760,245
MassMutual Select Fundamental Growth Fund, Class I (a)	930,215	7,730,085
MassMutual Select Fundamental Value Fund, Class I (a)	651,282	7,561,387
MassMutual Select Growth Opportunities Fund, Class I (a)	497,423	5,402,010
MassMutual Select Large Cap Value Fund, Class I (a)	852,311	6,886,672
MassMutual Select Mid Cap Growth Fund, Class I (a)	93,613	2,009,865
MassMutual Select Mid-Cap Value Fund, Class I (a)	332,983	4,565,201
MassMutual Select Overseas Fund, Class I (a)	1,963,003	19,119,650
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	178,044	2,811,320
MassMutual Select Small Cap Value Equity Fund, Class I (a)	241,815	4,021,388
MassMutual Select Small Company Value Fund, Class I (a)	139,617	1,595,819
MM Select Equity Asset Fund, Class I (a)	9,026,508	106,242,005
Oppenheimer Real Estate Fund, Class I (a)	57,020	1,422,646

		225,528,525

Fixed Income Funds — 15.3%
Barings Global Floating Rate Fund, Class Y (a)	82,278	784,935
MassMutual Premier Core Bond Fund, Class I (a)	750,433	8,082,166
MassMutual Premier High Yield Fund, Class I (a)	237,435	2,144,035

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	100,815	$1,038,393
MassMutual Premier Short-Duration Bond Fund, Class I (a)	804,984	8,170,592
MassMutual Select Strategic Bond Fund, Class I (a)	278,566	2,902,659
MassMutual Select Total Return Bond Fund, Class I (a)	362,716	3,536,481
MM Select Bond and Income Asset Fund, Class I (a)	1,173,227	11,286,447
Oppenheimer International Bond Fund, Class I (a)	462,540	2,752,116

		40,697,824

TOTAL MUTUAL FUNDS (Cost $245,665,773)		266,226,349

TOTAL LONG-TERM INVESTMENTS (Cost $245,665,773)		266,226,349

TOTAL INVESTMENTS — 100.1% (Cost $245,665,773) (b)		266,226,349

Other Assets/(Liabilities) — (0.1)%		(182,715)

NET ASSETS — 100.0%		$266,043,634

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 96.5%
DFA Commodity Strategy Portfolio	359,742	$2,144,062
MassMutual Premier Disciplined Growth Fund, Class I (a)	97,477	1,218,465
MassMutual Premier Disciplined Value Fund, Class I (a)	72,583	1,194,712
MassMutual Premier International Equity Fund, Class I (a)	263,706	3,628,592
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	454,271	6,064,521
MassMutual Select Blue Chip Growth Fund, Class I (a)	263,837	5,329,505
MassMutual Select Diversified Value Fund, Class I (a)	398,778	5,088,401
MassMutual Select Equity Opportunities Fund, Class I (a)	134,870	2,273,909
MassMutual Select Fundamental Growth Fund, Class I (a)	560,434	4,657,210
MassMutual Select Fundamental Value Fund, Class I (a)	388,443	4,509,824
MassMutual Select Growth Opportunities Fund, Class I (a)	301,118	3,270,143
MassMutual Select Large Cap Value Fund, Class I (a)	508,299	4,107,056
MassMutual Select Mid Cap Growth Fund, Class I (a)	49,798	1,069,168
MassMutual Select Mid-Cap Value Fund, Class I (a)	158,958	2,179,313
MassMutual Select Overseas Fund, Class I (a)	1,001,141	9,751,111
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	100,444	1,586,005
MassMutual Select Small Cap Value Equity Fund, Class I (a)	124,460	2,069,763
MassMutual Select Small Company Value Fund, Class I (a)	72,468	828,312
MM Select Equity Asset Fund, Class I (a)	4,651,595	54,749,272
Oppenheimer Real Estate Fund, Class I (a)	30,283	755,565

		116,474,909

Fixed Income Funds — 3.6%
Barings Global Floating Rate Fund, Class Y (a)	6,138	58,556
MassMutual Premier Core Bond Fund, Class I (a)	80,210	863,857
MassMutual Premier High Yield Fund, Class I (a)	9,944	89,796

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	32,132	$330,963
MassMutual Premier Short-Duration Bond Fund, Class I (a)	82,690	839,307
MassMutual Select Strategic Bond Fund, Class I (a)	29,678	309,250
MassMutual Select Total Return Bond Fund, Class I (a)	37,412	364,765
MM Select Bond and Income Asset Fund, Class I (a)	134,393	1,292,862
Oppenheimer International Bond Fund, Class I (a)	27,066	161,041

		4,310,397

TOTAL MUTUAL FUNDS (Cost $111,040,482)		120,785,306

TOTAL LONG-TERM INVESTMENTS (Cost $111,040,482)		120,785,306

TOTAL INVESTMENTS — 100.1% (Cost $111,040,482) (b)		120,785,306

Other Assets/(Liabilities) — (0.1)%		(67,713)

NET ASSETS — 100.0%		$120,717,593

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 36.2%
DFA Commodity Strategy Portfolio	168,882	$1,006,536
MassMutual Premier Disciplined Growth Fund, Class I (a)	149,565	1,869,560
MassMutual Premier Disciplined Value Fund, Class I (a)	111,638	1,837,564
MassMutual Premier International Equity Fund, Class I (a)	86,247	1,186,759
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	129,072	1,723,112
MassMutual Select Blue Chip Growth Fund, Class I (a)	11,249	227,232
MassMutual Select Diversified Value Fund, Class I (a)	26,096	332,987
MassMutual Select Equity Opportunities Fund, Class I (a)	87,622	1,477,306
MassMutual Select Fundamental Growth Fund, Class I (a)	32,147	267,138
MassMutual Select Fundamental Value Fund, Class I (a)	25,427	295,202
MassMutual Select Growth Opportunities Fund, Class I (a)	16,524	179,453
MassMutual Select Large Cap Value Fund, Class I (a)	33,310	269,142
MassMutual Select Mid Cap Growth Fund, Class I (a)	13,779	295,828
MassMutual Select Mid-Cap Value Fund, Class I (a)	51,069	700,153
MassMutual Select Overseas Fund, Class I (a)	327,575	3,190,585
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	21,746	343,376
MassMutual Select Small Cap Value Equity Fund, Class I (a)	33,552	557,970
MassMutual Select Small Company Value Fund, Class I (a)	19,333	220,972
MM Select Equity Asset Fund, Class I (a)	1,207,785	14,215,628
Oppenheimer Real Estate Fund, Class I (a)	8,816	219,970

		30,416,473

Fixed Income Funds — 63.9%
Barings Global Floating Rate Fund, Class Y (a)	67,362	642,637
MassMutual Premier Core Bond Fund, Class I (a)	955,253	10,288,073
MassMutual Premier High Yield Fund, Class I (a)	199,987	1,805,886

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	418,573	$4,311,305
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,089,428	11,057,699
MassMutual Select Strategic Bond Fund, Class I (a)	353,131	3,679,623
MassMutual Select Total Return Bond Fund, Class I (a)	454,472	4,431,106
MM Select Bond and Income Asset Fund, Class I (a)	1,592,649	15,321,288
Oppenheimer International Bond Fund, Class I (a)	353,625	2,104,067

		53,641,684

TOTAL MUTUAL FUNDS (Cost $82,293,072)		84,058,157

TOTAL LONG-TERM INVESTMENTS (Cost $82,293,072)		84,058,157

TOTAL INVESTMENTS — 100.1% (Cost $82,293,072) (b)		84,058,157

Other Assets/(Liabilities) — (0.1)%		(51,934)

NET ASSETS — 100.0%		$84,006,223

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 42.8%
DFA Commodity Strategy Portfolio	129,873	$774,041
MassMutual Premier Disciplined Growth Fund, Class I (a)	115,246	1,440,570
MassMutual Premier Disciplined Value Fund, Class I (a)	85,879	1,413,566
MassMutual Premier International Equity Fund, Class I (a)	73,588	1,012,574
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	113,767	1,518,784
MassMutual Select Blue Chip Growth Fund, Class I (a)	20,826	420,685
MassMutual Select Diversified Value Fund, Class I (a)	38,347	489,302
MassMutual Select Equity Opportunities Fund, Class I (a)	66,346	1,118,589
MassMutual Select Fundamental Growth Fund, Class I (a)	50,595	420,446
MassMutual Select Fundamental Value Fund, Class I (a)	37,331	433,409
MassMutual Select Growth Opportunities Fund, Class I (a)	26,594	288,814
MassMutual Select Large Cap Value Fund, Class I (a)	48,901	395,118
MassMutual Select Mid Cap Growth Fund, Class I (a)	11,805	253,453
MassMutual Select Mid-Cap Value Fund, Class I (a)	44,574	611,105
MassMutual Select Overseas Fund, Class I (a)	279,391	2,721,271
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	20,003	315,853
MassMutual Select Small Cap Value Equity Fund, Class I (a)	29,927	497,694
MassMutual Select Small Company Value Fund, Class I (a)	17,110	195,571
MM Select Equity Asset Fund, Class I (a)	1,087,849	12,803,985
Oppenheimer Real Estate Fund, Class I (a)	7,207	179,816

		27,304,646

Fixed Income Funds — 57.3%
Barings Global Floating Rate Fund, Class Y (a)	53,247	507,973
MassMutual Premier Core Bond Fund, Class I (a)	652,336	7,025,657
MassMutual Premier High Yield Fund, Class I (a)	145,764	1,316,247

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	285,835	$2,944,105
MassMutual Premier Short-Duration Bond Fund, Class I (a)	723,999	7,348,589
MassMutual Select Strategic Bond Fund, Class I (a)	241,276	2,514,095
MassMutual Select Total Return Bond Fund, Class I (a)	311,408	3,036,229
MM Select Bond and Income Asset Fund, Class I (a)	1,078,152	10,371,827
Oppenheimer International Bond Fund, Class I (a)	238,689	1,420,199

		36,484,921

TOTAL MUTUAL FUNDS (Cost $62,039,062)		63,789,567

TOTAL LONG-TERM INVESTMENTS (Cost $62,039,062)		63,789,567

TOTAL INVESTMENTS — 100.1% (Cost $62,039,062) (b)		63,789,567

Other Assets/(Liabilities) — (0.1)%		(39,146)

NET ASSETS — 100.0%		$63,750,421

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 47.9%
DFA Commodity Strategy Portfolio	168,253	$1,002,790
MassMutual Premier Disciplined Growth Fund, Class I (a)	148,892	1,861,153
MassMutual Premier Disciplined Value Fund, Class I (a)	110,887	1,825,196
MassMutual Premier International Equity Fund, Class I (a)	100,456	1,382,276
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	158,764	2,119,504
MassMutual Select Blue Chip Growth Fund, Class I (a)	37,154	750,510
MassMutual Select Diversified Value Fund, Class I (a)	64,542	823,558
MassMutual Select Equity Opportunities Fund, Class I (a)	84,704	1,428,116
MassMutual Select Fundamental Growth Fund, Class I (a)	86,792	721,244
MassMutual Select Fundamental Value Fund, Class I (a)	62,869	729,903
MassMutual Select Growth Opportunities Fund, Class I (a)	45,914	498,622
MassMutual Select Large Cap Value Fund, Class I (a)	82,352	665,408
MassMutual Select Mid Cap Growth Fund, Class I (a)	16,482	353,872
MassMutual Select Mid-Cap Value Fund, Class I (a)	61,158	838,477
MassMutual Select Overseas Fund, Class I (a)	381,178	3,712,669
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	28,689	453,003
MassMutual Select Small Cap Value Equity Fund, Class I (a)	41,920	697,136
MassMutual Select Small Company Value Fund, Class I (a)	24,068	275,092
MM Select Equity Asset Fund, Class I (a)	1,534,806	18,064,661
Oppenheimer Real Estate Fund, Class I (a)	10,030	250,258

		38,453,448

Fixed Income Funds — 52.2%
Barings Global Floating Rate Fund, Class Y (a)	64,603	616,309
MassMutual Premier Core Bond Fund, Class I (a)	749,855	8,075,935
MassMutual Premier High Yield Fund, Class I (a)	176,641	1,595,067

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	329,153	$3,390,279
MassMutual Premier Short-Duration Bond Fund, Class I (a)	820,521	8,328,293
MassMutual Select Strategic Bond Fund, Class I (a)	278,040	2,897,174
MassMutual Select Total Return Bond Fund, Class I (a)	358,115	3,491,624
MM Select Bond and Income Asset Fund, Class I (a)	1,236,450	11,894,646
Oppenheimer International Bond Fund, Class I (a)	275,267	1,637,842

		41,927,169

TOTAL MUTUAL FUNDS (Cost $77,859,848)		80,380,617

TOTAL LONG-TERM INVESTMENTS (Cost $77,859,848)		80,380,617

TOTAL INVESTMENTS — 100.1% (Cost $77,859,848) (b)		80,380,617

Other Assets/(Liabilities) — (0.1)%		(57,476)

NET ASSETS — 100.0%		$80,323,141

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 57.5%
DFA Commodity Strategy Portfolio	1,042,661	$6,214,259
MassMutual Premier Disciplined Growth Fund, Class I (a)	930,487	11,631,088
MassMutual Premier Disciplined Value Fund, Class I (a)	693,083	11,408,148
MassMutual Premier International Equity Fund, Class I (a)	679,936	9,355,921
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,114,538	14,879,082
MassMutual Select Blue Chip Growth Fund, Class I (a)	345,239	6,973,836
MassMutual Select Diversified Value Fund, Class I (a)	570,611	7,280,992
MassMutual Select Equity Opportunities Fund, Class I (a)	505,463	8,522,104
MassMutual Select Fundamental Growth Fund, Class I (a)	780,030	6,482,053
MassMutual Select Fundamental Value Fund, Class I (a)	555,767	6,452,454
MassMutual Select Growth Opportunities Fund, Class I (a)	414,703	4,503,672
MassMutual Select Large Cap Value Fund, Class I (a)	727,374	5,877,185
MassMutual Select Mid Cap Growth Fund, Class I (a)	114,582	2,460,065
MassMutual Select Mid-Cap Value Fund, Class I (a)	424,520	5,820,173
MassMutual Select Overseas Fund, Class I (a)	2,581,166	25,140,557
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	208,287	3,288,855
MassMutual Select Small Cap Value Equity Fund, Class I (a)	296,489	4,930,609
MassMutual Select Small Company Value Fund, Class I (a)	169,701	1,939,679
MM Select Equity Asset Fund, Class I (a)	10,885,897	128,127,009
Oppenheimer Real Estate Fund, Class I (a)	70,303	1,754,056

		273,041,797

Fixed Income Funds — 42.6%
Barings Global Floating Rate Fund, Class Y (a)	311,434	2,971,084
MassMutual Premier Core Bond Fund, Class I (a)	3,632,841	39,125,698
MassMutual Premier High Yield Fund, Class I (a)	876,013	7,910,395

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,582,919	$16,304,061
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,885,269	39,435,485
MassMutual Select Strategic Bond Fund, Class I (a)	1,343,892	14,003,359
MassMutual Select Total Return Bond Fund, Class I (a)	1,745,644	17,020,028
MM Select Bond and Income Asset Fund, Class I (a)	5,973,917	57,469,080
Oppenheimer International Bond Fund, Class I (a)	1,327,126	7,896,401

		202,135,591

TOTAL MUTUAL FUNDS (Cost $450,722,147)		475,177,388

TOTAL LONG-TERM INVESTMENTS (Cost $450,722,147)		475,177,388

TOTAL INVESTMENTS — 100.1% (Cost $450,722,147) (b)		475,177,388

Other Assets/(Liabilities) — (0.1)%		(378,969)

NET ASSETS — 100.0%		$474,798,419

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 69.8%
DFA Commodity Strategy Portfolio	671,240	$4,000,592
MassMutual Premier Disciplined Growth Fund, Class I (a)	550,450	6,880,628
MassMutual Premier Disciplined Value Fund, Class I (a)	410,334	6,754,103
MassMutual Premier International Equity Fund, Class I (a)	466,336	6,416,784
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	792,651	10,581,893
MassMutual Select Blue Chip Growth Fund, Class I (a)	305,549	6,172,086
MassMutual Select Diversified Value Fund, Class I (a)	489,980	6,252,145
MassMutual Select Equity Opportunities Fund, Class I (a)	302,028	5,092,189
MassMutual Select Fundamental Growth Fund, Class I (a)	676,716	5,623,508
MassMutual Select Fundamental Value Fund, Class I (a)	477,276	5,541,173
MassMutual Select Growth Opportunities Fund, Class I (a)	361,065	3,921,169
MassMutual Select Large Cap Value Fund, Class I (a)	624,624	5,046,961
MassMutual Select Mid Cap Growth Fund, Class I (a)	83,009	1,782,196
MassMutual Select Mid-Cap Value Fund, Class I (a)	293,529	4,024,288
MassMutual Select Overseas Fund, Class I (a)	1,770,378	17,243,486
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	152,192	2,403,113
MassMutual Select Small Cap Value Equity Fund, Class I (a)	210,859	3,506,586
MassMutual Select Small Company Value Fund, Class I (a)	121,764	1,391,758
MM Select Equity Asset Fund, Class I (a)	7,816,730	92,002,913
Oppenheimer Real Estate Fund, Class I (a)	51,470	1,284,185

		195,921,756

Fixed Income Funds — 30.3%
Barings Global Floating Rate Fund, Class Y (a)	138,801	1,324,160
MassMutual Premier Core Bond Fund, Class I (a)	1,468,046	15,810,859
MassMutual Premier High Yield Fund, Class I (a)	416,039	3,756,831

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	661,312	$6,811,516
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,635,901	16,604,393
MassMutual Select Strategic Bond Fund, Class I (a)	543,268	5,660,850
MassMutual Select Total Return Bond Fund, Class I (a)	706,829	6,891,586
MM Select Bond and Income Asset Fund, Class I (a)	2,504,621	24,094,453
Oppenheimer International Bond Fund, Class I (a)	690,293	4,107,246

		85,061,894

TOTAL MUTUAL FUNDS (Cost $262,388,136)		280,983,650

TOTAL LONG-TERM INVESTMENTS (Cost $262,388,136)		280,983,650

TOTAL INVESTMENTS — 100.1% (Cost $262,388,136) (b)		280,983,650

Other Assets/(Liabilities) — (0.1)%		(226,348)

NET ASSETS — 100.0%		$280,757,302

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 77.9%
DFA Commodity Strategy Portfolio	1,324,085	$7,891,547
MassMutual Premier Disciplined Growth Fund, Class I (a)	947,924	11,849,046
MassMutual Premier Disciplined Value Fund, Class I (a)	705,959	11,620,082
MassMutual Premier International Equity Fund, Class I (a)	1,004,852	13,826,768
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,743,327	23,273,409
MassMutual Select Blue Chip Growth Fund, Class I (a)	785,652	15,870,171
MassMutual Select Diversified Value Fund, Class I (a)	1,241,243	15,838,260
MassMutual Select Equity Opportunities Fund, Class I (a)	573,152	9,663,350
MassMutual Select Fundamental Growth Fund, Class I (a)	1,723,762	14,324,459
MassMutual Select Fundamental Value Fund, Class I (a)	1,209,046	14,037,024
MassMutual Select Growth Opportunities Fund, Class I (a)	921,076	10,002,884
MassMutual Select Large Cap Value Fund, Class I (a)	1,582,338	12,785,294
MassMutual Select Mid Cap Growth Fund, Class I (a)	180,289	3,870,809
MassMutual Select Mid-Cap Value Fund, Class I (a)	646,858	8,868,419
MassMutual Select Overseas Fund, Class I (a)	3,813,981	37,148,177
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	340,439	5,375,538
MassMutual Select Small Cap Value Equity Fund, Class I (a)	466,651	7,760,408
MassMutual Select Small Company Value Fund, Class I (a)	268,700	3,071,244
MM Select Equity Asset Fund, Class I (a)	17,361,858	204,349,063
Oppenheimer Real Estate Fund, Class I (a)	110,788	2,764,151

		434,190,103

Fixed Income Funds — 22.2%
Barings Global Floating Rate Fund, Class Y (a)	239,304	2,282,958
MassMutual Premier Core Bond Fund, Class I (a)	1,980,594	21,330,998
MassMutual Premier High Yield Fund, Class I (a)	662,395	5,981,430

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	951,373	$9,799,137
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,409,666	24,458,108
MassMutual Select Strategic Bond Fund, Class I (a)	733,801	7,646,210
MassMutual Select Total Return Bond Fund, Class I (a)	962,854	9,387,828
MM Select Bond and Income Asset Fund, Class I (a)	3,620,960	34,833,639
Oppenheimer International Bond Fund, Class I (a)	1,309,125	7,789,292

		123,509,600

TOTAL MUTUAL FUNDS (Cost $515,550,890)		557,699,703

TOTAL LONG-TERM INVESTMENTS (Cost $515,550,890)		557,699,703

TOTAL INVESTMENTS — 100.1% (Cost $515,550,890) (b)		557,699,703

Other Assets/(Liabilities) — (0.1)%		(416,017)

NET ASSETS — 100.0%		$557,283,686

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.3%
DFA Commodity Strategy Portfolio	553,464	$3,298,646
MassMutual Premier Disciplined Growth Fund, Class I (a)	311,028	3,887,844
MassMutual Premier Disciplined Value Fund, Class I (a)	231,773	3,814,976
MassMutual Premier International Equity Fund, Class I (a)	413,216	5,685,857
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	726,875	9,703,776
MassMutual Select Blue Chip Growth Fund, Class I (a)	356,421	7,199,704
MassMutual Select Diversified Value Fund, Class I (a)	559,440	7,138,452
MassMutual Select Equity Opportunities Fund, Class I (a)	220,787	3,722,473
MassMutual Select Fundamental Growth Fund, Class I (a)	778,265	6,467,382
MassMutual Select Fundamental Value Fund, Class I (a)	545,022	6,327,709
MassMutual Select Growth Opportunities Fund, Class I (a)	416,309	4,521,120
MassMutual Select Large Cap Value Fund, Class I (a)	713,234	5,762,932
MassMutual Select Mid Cap Growth Fund, Class I (a)	76,509	1,642,647
MassMutual Select Mid-Cap Value Fund, Class I (a)	266,116	3,648,451
MassMutual Select Overseas Fund, Class I (a)	1,568,551	15,277,687
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	143,244	2,261,829
MassMutual Select Small Cap Value Equity Fund, Class I (a)	194,405	3,232,953
MassMutual Select Small Company Value Fund, Class I (a)	112,653	1,287,629
MM Select Equity Asset Fund, Class I (a)	7,266,657	85,528,552
Oppenheimer Real Estate Fund, Class I (a)	48,059	1,199,061

		181,609,680

Fixed Income Funds — 15.8%
Barings Global Floating Rate Fund, Class Y (a)	63,471	605,517
MassMutual Premier Core Bond Fund, Class I (a)	551,771	5,942,569
MassMutual Premier High Yield Fund, Class I (a)	176,286	1,591,860

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	260,502	$2,683,166
MassMutual Premier Short-Duration Bond Fund, Class I (a)	675,093	6,852,197
MassMutual Select Strategic Bond Fund, Class I (a)	204,319	2,128,999
MassMutual Select Total Return Bond Fund, Class I (a)	268,936	2,622,124
MM Select Bond and Income Asset Fund, Class I (a)	994,629	9,568,327
Oppenheimer International Bond Fund, Class I (a)	361,381	2,150,214

		34,144,973

TOTAL MUTUAL FUNDS (Cost $198,397,035)		215,754,653

TOTAL LONG-TERM INVESTMENTS (Cost $198,397,035)		215,754,653

TOTAL INVESTMENTS — 100.1% (Cost $198,397,035) (b)		215,754,653

Other Assets/(Liabilities) — (0.1)%		(174,905)

NET ASSETS — 100.0%		$215,579,748

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 87.2%
DFA Commodity Strategy Portfolio	879,023	$5,238,979
MassMutual Premier Disciplined Growth Fund, Class I (a)	394,191	4,927,393
MassMutual Premier Disciplined Value Fund, Class I (a)	293,571	4,832,186
MassMutual Premier International Equity Fund, Class I (a)	665,787	9,161,226
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,167,163	15,581,620
MassMutual Select Blue Chip Growth Fund, Class I (a)	603,049	12,181,598
MassMutual Select Diversified Value Fund, Class I (a)	944,500	12,051,816
MassMutual Select Equity Opportunities Fund, Class I (a)	348,815	5,881,019
MassMutual Select Fundamental Growth Fund, Class I (a)	1,314,285	10,921,712
MassMutual Select Fundamental Value Fund, Class I (a)	920,006	10,681,274
MassMutual Select Growth Opportunities Fund, Class I (a)	703,089	7,635,546
MassMutual Select Large Cap Value Fund, Class I (a)	1,204,055	9,728,764
MassMutual Select Mid Cap Growth Fund, Class I (a)	122,525	2,630,605
MassMutual Select Mid-Cap Value Fund, Class I (a)	429,761	5,892,021
MassMutual Select Overseas Fund, Class I (a)	2,526,949	24,612,488
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	231,406	3,653,904
MassMutual Select Small Cap Value Equity Fund, Class I (a)	313,640	5,215,838
MassMutual Select Small Company Value Fund, Class I (a)	181,304	2,072,305
MM Select Equity Asset Fund, Class I (a)	11,716,427	137,902,346
Oppenheimer Real Estate Fund, Class I (a)	74,783	1,865,843

		292,668,483

Fixed Income Funds — 12.9%
Barings Global Floating Rate Fund, Class Y (a)	75,181	717,223
MassMutual Premier Core Bond Fund, Class I (a)	741,817	7,989,364
MassMutual Premier High Yield Fund, Class I (a)	175,143	1,581,537

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	326,311	$3,360,999
MassMutual Premier Short-Duration Bond Fund, Class I (a)	859,917	8,728,153
MassMutual Select Strategic Bond Fund, Class I (a)	274,557	2,860,884
MassMutual Select Total Return Bond Fund, Class I (a)	362,370	3,533,111
MM Select Bond and Income Asset Fund, Class I (a)	1,278,924	12,303,252
Oppenheimer International Bond Fund, Class I (a)	377,949	2,248,798

		43,323,321

TOTAL MUTUAL FUNDS (Cost $307,754,315)		335,991,804

TOTAL LONG-TERM INVESTMENTS (Cost $307,754,315)		335,991,804

TOTAL INVESTMENTS — 100.1% (Cost $307,754,315) (b)		335,991,804

Other Assets/(Liabilities) — (0.1)%		(218,485)

NET ASSETS — 100.0%		$335,773,319

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.1%
DFA Commodity Strategy Portfolio	357,662	$2,131,665
MassMutual Premier Disciplined Growth Fund, Class I (a)	112,426	1,405,327
MassMutual Premier Disciplined Value Fund, Class I (a)	83,813	1,379,558
MassMutual Premier International Equity Fund, Class I (a)	260,097	3,578,937
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	448,378	5,985,849
MassMutual Select Blue Chip Growth Fund, Class I (a)	255,762	5,166,391
MassMutual Select Diversified Value Fund, Class I (a)	386,784	4,935,361
MassMutual Select Equity Opportunities Fund, Class I (a)	134,058	2,260,214
MassMutual Select Fundamental Growth Fund, Class I (a)	543,313	4,514,934
MassMutual Select Fundamental Value Fund, Class I (a)	376,789	4,374,518
MassMutual Select Growth Opportunities Fund, Class I (a)	291,956	3,170,646
MassMutual Select Large Cap Value Fund, Class I (a)	493,066	3,983,973
MassMutual Select Mid Cap Growth Fund, Class I (a)	49,332	1,059,151
MassMutual Select Mid-Cap Value Fund, Class I (a)	156,568	2,146,542
MassMutual Select Overseas Fund, Class I (a)	987,473	9,617,983
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	99,054	1,564,058
MassMutual Select Small Cap Value Equity Fund, Class I (a)	122,663	2,039,881
MassMutual Select Small Company Value Fund, Class I (a)	71,633	818,766
MM Select Equity Asset Fund, Class I (a)	4,590,582	54,031,144
Oppenheimer Real Estate Fund, Class I (a)	30,358	757,430

		114,922,328

Fixed Income Funds — 11.0%
Barings Global Floating Rate Fund, Class Y (a)	21,609	206,148
MassMutual Premier Core Bond Fund, Class I (a)	255,910	2,756,146
MassMutual Premier High Yield Fund, Class I (a)	51,919	468,832

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	105,240	$1,083,977
MassMutual Premier Short-Duration Bond Fund, Class I (a)	270,919	2,749,825
MassMutual Select Strategic Bond Fund, Class I (a)	94,653	986,285
MassMutual Select Total Return Bond Fund, Class I (a)	121,515	1,184,768
MM Select Bond and Income Asset Fund, Class I (a)	424,313	4,081,890
Oppenheimer International Bond Fund, Class I (a)	98,491	586,022

		14,103,893

TOTAL MUTUAL FUNDS (Cost $118,059,018)		129,026,221

TOTAL LONG-TERM INVESTMENTS (Cost $118,059,018)		129,026,221

TOTAL INVESTMENTS — 100.1% (Cost $118,059,018) (b)		129,026,221

Other Assets/(Liabilities) — (0.1)%		(102,112)

NET ASSETS — 100.0%		$128,924,109

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.5%
DFA Commodity Strategy Portfolio	524,898	$3,128,395
MassMutual Premier Disciplined Growth Fund, Class I (a)	141,408	1,767,601
MassMutual Premier Disciplined Value Fund, Class I (a)	105,320	1,733,569
MassMutual Premier International Equity Fund, Class I (a)	382,212	5,259,243
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	658,286	8,788,119
MassMutual Select Blue Chip Growth Fund, Class I (a)	382,418	7,724,837
MassMutual Select Diversified Value Fund, Class I (a)	578,233	7,378,250
MassMutual Select Equity Opportunities Fund, Class I (a)	195,564	3,297,208
MassMutual Select Fundamental Growth Fund, Class I (a)	812,477	6,751,683
MassMutual Select Fundamental Value Fund, Class I (a)	563,261	6,539,455
MassMutual Select Growth Opportunities Fund, Class I (a)	436,492	4,740,301
MassMutual Select Large Cap Value Fund, Class I (a)	737,111	5,955,855
MassMutual Select Mid Cap Growth Fund, Class I (a)	71,829	1,542,162
MassMutual Select Mid-Cap Value Fund, Class I (a)	232,283	3,184,603
MassMutual Select Overseas Fund, Class I (a)	1,451,051	14,133,240
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	145,726	2,301,007
MassMutual Select Small Cap Value Equity Fund, Class I (a)	180,748	3,005,831
MassMutual Select Small Company Value Fund, Class I (a)	104,967	1,199,773
MM Select Equity Asset Fund, Class I (a)	6,748,630	79,431,381
Oppenheimer Real Estate Fund, Class I (a)	44,333	1,106,102

		168,968,615

Fixed Income Funds — 5.5%
Barings Global Floating Rate Fund, Class Y (a)	14,230	135,752
MassMutual Premier Core Bond Fund, Class I (a)	181,567	1,955,473
MassMutual Premier High Yield Fund, Class I (a)	24,221	218,712

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	73,082	$752,748
MassMutual Premier Short-Duration Bond Fund, Class I (a)	188,566	1,913,946
MassMutual Select Strategic Bond Fund, Class I (a)	67,471	703,044
MassMutual Select Total Return Bond Fund, Class I (a)	87,291	851,089
MM Select Bond and Income Asset Fund, Class I (a)	301,960	2,904,852
Oppenheimer International Bond Fund, Class I (a)	61,759	367,465

		9,803,081

TOTAL MUTUAL FUNDS (Cost $163,178,184)		178,771,696

TOTAL LONG-TERM INVESTMENTS (Cost $163,178,184)		178,771,696

TOTAL INVESTMENTS — 100.0% (Cost $163,178,184) (b)		178,771,696

Other Assets/(Liabilities) — (0.0)%		(88,775)

NET ASSETS — 100.0%		$178,682,921

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.5%
DFA Commodity Strategy Portfolio	134,656	$802,551
MassMutual Premier Disciplined Growth Fund, Class I (a)	35,201	440,007
MassMutual Premier Disciplined Value Fund, Class I (a)	26,243	431,960
MassMutual Premier International Equity Fund, Class I (a)	94,836	1,304,946
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	164,339	2,193,925
MassMutual Select Blue Chip Growth Fund, Class I (a)	95,059	1,920,193
MassMutual Select Diversified Value Fund, Class I (a)	143,744	1,834,170
MassMutual Select Equity Opportunities Fund, Class I (a)	48,699	821,059
MassMutual Select Fundamental Growth Fund, Class I (a)	201,969	1,678,360
MassMutual Select Fundamental Value Fund, Class I (a)	140,039	1,625,857
MassMutual Select Growth Opportunities Fund, Class I (a)	108,528	1,178,615
MassMutual Select Large Cap Value Fund, Class I (a)	183,247	1,480,633
MassMutual Select Mid Cap Growth Fund, Class I (a)	18,229	391,369
MassMutual Select Mid-Cap Value Fund, Class I (a)	57,161	783,680
MassMutual Select Overseas Fund, Class I (a)	360,160	3,507,960
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	36,267	572,658
MassMutual Select Small Cap Value Equity Fund, Class I (a)	44,896	746,628
MassMutual Select Small Company Value Fund, Class I (a)	26,228	299,788
MM Select Equity Asset Fund, Class I (a)	1,678,607	19,757,208
Oppenheimer Real Estate Fund, Class I (a)	11,559	288,404

		42,059,971

Fixed Income Funds — 5.5%
Barings Global Floating Rate Fund, Class Y (a)	3,320	31,672
MassMutual Premier Core Bond Fund, Class I (a)	45,232	487,150
MassMutual Premier High Yield Fund, Class I (a)	6,779	61,218

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	18,199	$187,450
MassMutual Premier Short-Duration Bond Fund, Class I (a)	47,239	479,476
MassMutual Select Strategic Bond Fund, Class I (a)	16,792	174,974
MassMutual Select Total Return Bond Fund, Class I (a)	21,653	211,116
MM Select Bond and Income Asset Fund, Class I (a)	75,329	724,661
Oppenheimer International Bond Fund, Class I (a)	15,543	92,478

		2,450,195

TOTAL MUTUAL FUNDS (Cost $41,405,718)		44,510,166

TOTAL LONG-TERM INVESTMENTS (Cost $41,405,718)		44,510,166

TOTAL INVESTMENTS — 100.0% (Cost $41,405,718) (b)		44,510,166

Other Assets/(Liabilities) — (0.0)%		(12,305)

NET ASSETS — 100.0%		$44,497,861

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2060 Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.6%
Equity Funds — 94.2%
DFA Commodity Strategy Portfolio	36,466	$217,335
MassMutual Premier Disciplined Growth Fund, Class I (a)	10,160	127,002
MassMutual Premier Disciplined Value Fund, Class I (a)	7,560	124,439
MassMutual Premier International Equity Fund, Class I (a)	27,562	379,257
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	47,196	630,072
MassMutual Select Blue Chip Growth Fund, Class I (a)	27,533	556,159
MassMutual Select Diversified Value Fund, Class I (a)	41,660	531,576
MassMutual Select Equity Opportunities Fund, Class I (a)	14,062	237,083
MassMutual Select Fundamental Growth Fund, Class I (a)	58,498	486,119
MassMutual Select Fundamental Value Fund, Class I (a)	40,565	470,959
MassMutual Select Growth Opportunities Fund, Class I (a)	31,404	341,052
MassMutual Select Large Cap Value Fund, Class I (a)	53,084	428,921
MassMutual Select Mid Cap Growth Fund, Class I (a)	5,129	110,119
MassMutual Select Mid-Cap Value Fund, Class I (a)	16,662	228,437
MassMutual Select Overseas Fund, Class I (a)	104,612	1,018,926
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	10,462	165,192
MassMutual Select Small Cap Value Equity Fund, Class I (a)	12,969	215,680
MassMutual Select Small Company Value Fund, Class I (a)	7,532	86,088
MM Select Equity Asset Fund, Class I (a)	485,035	5,708,861
Oppenheimer Real Estate Fund, Class I (a)	2,974	74,189

		12,137,466

Fixed Income Funds — 5.4%
Barings Global Floating Rate Fund, Class Y (a)	1,031	9,835
MassMutual Premier Core Bond Fund, Class I (a)	12,997	139,976
MassMutual Premier High Yield Fund, Class I (a)	1,642	14,824

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	5,235	$53,916
MassMutual Premier Short-Duration Bond Fund, Class I (a)	13,361	135,612
MassMutual Select Strategic Bond Fund, Class I (a)	4,838	50,410
MassMutual Select Total Return Bond Fund, Class I (a)	6,243	60,866
MM Select Bond and Income Asset Fund, Class I (a)	21,573	207,528
Oppenheimer International Bond Fund, Class I (a)	4,359	25,933

		698,900

TOTAL MUTUAL FUNDS (Cost $11,837,050)		12,836,366

TOTAL LONG-TERM INVESTMENTS (Cost $11,837,050)		12,836,366

TOTAL INVESTMENTS — 99.6% (Cost $11,837,050) (b)		12,836,366

Other Assets/(Liabilities) — 0.4%		48,100

NET ASSETS — 100.0%		$12,884,466

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.5%

SOVEREIGN DEBT OBLIGATIONS — 7.6%
Bundesobligation EUR (a) (b) 0.010% 4/17/20	300,000	$364,846
Bundesobligation EUR (a) (b) 0.010% 4/09/21	300,000	365,338
Bundesobligation EUR (a) (b) 0.010% 10/08/21	175,000	212,957
Bundesobligation EUR (a) (b) 0.010% 4/08/22	50,000	60,732
Bundesobligation EUR (a) (b) 0.250% 10/16/20	100,000	122,651
Bundesobligation EUR (a) (b) 0.500% 4/12/19	150,000	182,721
Bundesrepublik Deutschland EUR (a) (b) 0.010% 3/15/19	250,000	302,506
Bundesrepublik Deutschland EUR (a) (b) 0.010% 9/13/19	200,000	242,684
Bundesrepublik Deutschland EUR (a) (b) 0.010% 8/15/26	150,000	175,564
Bundesrepublik Deutschland EUR (a) (b) 0.250% 2/15/27	125,000	148,474
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/25	125,000	154,166
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/26	200,000	245,502
Bundesrepublik Deutschland EUR (a) (b) 0.500% 8/15/27	75,000	90,565
Bundesrepublik Deutschland EUR (a) (b) 1.000% 8/15/24	100,000	127,585
Bundesrepublik Deutschland EUR (a) (b) 1.000% 8/15/25	100,000	127,645
Bundesrepublik Deutschland EUR (a) (b) 1.250% 8/15/48	30,000	35,870
Bundesrepublik Deutschland EUR (a) (b) 1.500% 9/04/22	100,000	129,808
Bundesrepublik Deutschland EUR (a) (b) 1.500% 2/15/23	125,000	162,757
Bundesrepublik Deutschland EUR (a) (b) 1.500% 5/15/23	100,000	130,468
Bundesrepublik Deutschland EUR (a) (b) 1.500% 5/15/24	50,000	65,664
Bundesrepublik Deutschland EUR (a) (b) 1.750% 7/04/22	100,000	130,990
Bundesrepublik Deutschland EUR (a) (b) 1.750% 2/15/24	100,000	132,975
Bundesrepublik Deutschland EUR (a) (b) 2.500% 7/04/44	100,000	156,000
Bundesrepublik Deutschland EUR (a) (b) 2.500% 8/15/46	95,000	149,547
Bundesrepublik Deutschland EUR (a) (b) 3.250% 7/04/42	50,000	87,426

	Principal Amount	Value
Bundesrepublik Deutschland EUR (a) (b) 4.000% 1/04/37	100,000	$183,493
Bundesrepublik Deutschland EUR (a) (b) 4.250% 7/04/39	40,000	77,907
Bundesrepublik Deutschland EUR (a) (b) 4.750% 7/04/34	100,000	192,038
Bundesrepublik Deutschland EUR (a) (b) 4.750% 7/04/40	100,000	209,302
Bundesrepublik Deutschland EUR (a) (b) 5.500% 1/04/31	75,000	144,157
Bundesrepublik Deutschland EUR (a) (b) 5.625% 1/04/28	25,000	45,175
Bundesrepublik Deutschland EUR (a) (b) 6.250% 1/04/30	50,000	99,374
France Government Bond OAT EUR (a) (b) 0.010% 2/25/19	150,000	181,280
France Government Bond OAT EUR (a) (b) 0.010% 2/25/20	150,000	181,786
France Government Bond OAT EUR (a) (b) 0.010% 5/25/20	200,000	242,594
France Government Bond OAT EUR (a) (b) 0.010% 5/25/21	300,000	363,519
France Government Bond OAT EUR (a) (b) 0.010% 5/25/22	50,000	60,349
France Government Bond OAT EUR (a) (b) 0.010% 3/25/23	100,000	119,959
France Government Bond OAT EUR (a) (b) 0.250% 11/25/20	100,000	122,123
France Government Bond OAT EUR (a) (b) 0.250% 11/25/26	50,000	58,463
France Government Bond OAT EUR (a) (b) 0.500% 11/25/19	100,000	122,304
France Government Bond OAT EUR (a) (b) 0.500% 5/25/25	175,000	213,206
France Government Bond OAT EUR (a) (b) 0.500% 5/25/26	325,000	391,562
France Government Bond OAT EUR (a) (b) 0.750% 5/25/28	50,000	59,795
France Government Bond OAT EUR (a) (b) 1.000% 5/25/19	100,000	122,645
France Government Bond OAT EUR (a) (b) 1.000% 11/25/25	165,000	207,710
France Government Bond OAT EUR (a) (b) 1.000% 5/25/27	100,000	123,964
France Government Bond OAT EUR (a) (b) 1.250% 5/25/36	50,000	58,937
France Government Bond OAT EUR (a) (b) 1.500% 5/25/31	100,000	126,754
France Government Bond OAT EUR (a) (b) 1.750% 5/25/23	225,000	295,748
France Government Bond OAT EUR (a) (b) 1.750% 11/25/24	100,000	132,732

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
France Government Bond OAT EUR (a) (b) 1.750% 6/25/39	30,000	$37,924
France Government Bond OAT EUR (a) (b) 1.750% 5/25/66	85,000	96,549
France Government Bond OAT EUR (a) (b) 2.250% 10/25/22	250,000	333,970
France Government Bond OAT EUR (a) (b) 2.250% 5/25/24	50,000	68,121
France Government Bond OAT EUR (a) (b) 2.500% 5/25/30	200,000	283,300
France Government Bond OAT EUR (a) (b) 2.750% 10/25/27	50,000	71,830
France Government Bond OAT EUR (a) (b) 3.000% 4/25/22	100,000	136,574
France Government Bond OAT EUR (a) (b) 3.250% 5/25/45	150,000	242,744
France Government Bond OAT EUR (a) (b) 3.500% 4/25/26	100,000	150,679
France Government Bond OAT EUR (a) (b) 4.000% 10/25/38	75,000	132,702
France Government Bond OAT EUR (a) (b) 4.500% 4/25/41	100,000	191,496
France Government Bond OAT EUR (a) (b) 4.750% 4/25/35	110,000	205,011
France Government Bond OAT EUR (a) (b) 5.750% 10/25/32	50,000	98,454
Japan Government Five Year Bond JPY (a) 0.100% 9/20/19	10,000,000	89,096
Japan Government Five Year Bond JPY (a) 0.100% 12/20/19	10,000,000	89,141
Japan Government Five Year Bond JPY (a) 0.100% 3/20/20	15,000,000	133,783
Japan Government Five Year Bond JPY (a) 0.100% 6/20/20	10,000,000	89,230
Japan Government Five Year Bond JPY (a) 0.100% 9/20/20	15,000,000	133,908

	Principal Amount	Value
Japan Government Five Year Bond JPY (a) 0.100% 12/20/20	10,000,000	$89,328
Japan Government Five Year Bond JPY (a) 0.100% 3/20/21	15,000,000	134,055
Japan Government Five Year Bond JPY (a) 0.100% 6/20/21	15,000,000	134,101
Japan Government Five Year Bond JPY (a) 0.100% 9/20/21	10,000,000	89,439
Japan Government Five Year Bond JPY (a) 0.100% 6/20/22	10,000,000	89,563
Japan Government Five Year Bond JPY (a) 0.200% 3/20/19	10,000,000	89,100
Japan Government Five Year Bond JPY (a) 0.200% 9/20/19	10,000,000	89,249
Japan Government Forty Year Bond JPY (a) 0.400% 3/20/56	5,000,000	36,599
Japan Government Forty Year Bond JPY (a) 2.200% 3/20/51	8,000,000	98,160
Japan Government Ten Year Bond JPY (a) 0.100% 3/20/26	5,000,000	44,772
Japan Government Ten Year Bond JPY (a) 0.100% 6/20/26	5,000,000	44,742
Japan Government Ten Year Bond JPY (a) 0.100% 9/20/26	10,000,000	89,444
Japan Government Ten Year Bond JPY (a) 0.100% 12/20/26	5,000,000	44,696
Japan Government Ten Year Bond JPY (a) 0.100% 3/20/27	5,000,000	44,684
Japan Government Ten Year Bond JPY (a) 0.100% 6/20/27	5,000,000	44,667
Japan Government Ten Year Bond JPY (a) 0.100% 9/20/27	5,000,000	44,631
Japan Government Ten Year Bond JPY (a) 0.100% 12/20/27	5,000,000	44,576
Japan Government Ten Year Bond JPY (a) 0.300% 12/20/24	5,000,000	45,467

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Japan Government Ten Year Bond JPY (a) 0.300% 12/20/25	5,000,000	$45,496
Japan Government Ten Year Bond JPY (a) 0.400% 3/20/25	10,000,000	91,599
Japan Government Ten Year Bond JPY (a) 0.400% 6/20/25	5,000,000	45,811
Japan Government Ten Year Bond JPY (a) 0.400% 9/20/25	5,000,000	45,828
Japan Government Ten Year Bond JPY (a) 0.500% 9/20/24	5,000,000	46,041
Japan Government Ten Year Bond JPY (a) 0.600% 3/20/23	8,000,000	73,567
Japan Government Ten Year Bond JPY (a) 0.600% 9/20/23	5,000,000	46,100
Japan Government Ten Year Bond JPY (a) 0.600% 12/20/23	8,000,000	73,847
Japan Government Ten Year Bond JPY (a) 0.600% 3/20/24	10,000,000	92,454
Japan Government Ten Year Bond JPY (a) 0.600% 6/20/24	5,000,000	46,284
Japan Government Ten Year Bond JPY (a) 0.700% 12/20/22	10,000,000	92,263
Japan Government Ten Year Bond JPY (a) 0.800% 6/20/22	10,000,000	92,342
Japan Government Ten Year Bond JPY (a) 0.800% 9/20/22	5,000,000	46,262
Japan Government Ten Year Bond JPY (a) 0.800% 12/20/22	3,000,000	27,812
Japan Government Ten Year Bond JPY (a) 0.800% 6/20/23	5,000,000	46,545
Japan Government Ten Year Bond JPY (a) 0.900% 3/20/22	10,000,000	92,517
Japan Government Ten Year Bond JPY (a) 1.000% 12/20/21	10,000,000	92,634
Japan Government Thirty Year Bond JPY (a) 0.800% 3/20/47	5,000,000	44,395
Japan Government Thirty Year Bond JPY (a) 0.800% 6/20/47	5,000,000	44,321
Japan Government Thirty Year Bond JPY (a) 0.800% 9/20/47	2,500,000	22,134
Japan Government Thirty Year Bond JPY (a) 0.800% 12/20/47	3,000,000	26,528
Japan Government Thirty Year Bond JPY (a) 1.400% 12/20/45	5,000,000	51,361
Japan Government Thirty Year Bond JPY (a) 1.500% 3/20/45	5,000,000	52,488

	Principal Amount	Value
Japan Government Thirty Year Bond JPY (a) 1.700% 12/20/43	5,000,000	$54,530
Japan Government Thirty Year Bond JPY (a) 1.900% 9/20/42	5,000,000	56,328
Japan Government Thirty Year Bond JPY (a) 2.000% 9/20/40	7,000,000	79,732
Japan Government Thirty Year Bond JPY (a) 2.200% 3/20/41	10,000,000	117,940
Japan Government Thirty Year Bond JPY (a) 2.300% 3/20/39	5,000,000	59,224
Japan Government Thirty Year Bond JPY (a) 2.400% 3/20/37	5,000,000	59,431
Japan Government Twenty Year Bond JPY (a) 0.200% 6/20/36	5,000,000	42,061
Japan Government Twenty Year Bond JPY (a) 0.600% 9/20/37	2,500,000	22,341
Japan Government Twenty Year Bond JPY (a) 0.600% 12/20/37	3,000,000	26,753
Japan Government Twenty Year Bond JPY (a) 0.800% 6/20/23	5,000,000	46,540
Japan Government Twenty Year Bond JPY (a) 1.000% 12/20/35	5,000,000	48,430
Japan Government Twenty Year Bond JPY (a) 1.200% 12/20/34	7,000,000	70,163
Japan Government Twenty Year Bond JPY (a) 1.200% 3/20/35	3,000,000	30,049
Japan Government Twenty Year Bond JPY (a) 1.300% 6/20/35	7,000,000	71,075
Japan Government Twenty Year Bond JPY (a) 1.400% 9/20/34	5,000,000	51,552
Japan Government Twenty Year Bond JPY (a) 1.500% 6/20/34	5,000,000	52,252
Japan Government Twenty Year Bond JPY (a) 1.600% 12/20/33	5,000,000	52,928
Japan Government Twenty Year Bond JPY (a) 1.700% 9/20/32	5,000,000	53,346

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Japan Government Twenty Year Bond JPY (a) 1.700% 12/20/32	5,000,000	$53,454
Japan Government Twenty Year Bond JPY (a) 1.700% 6/20/33	5,000,000	53,538
Japan Government Twenty Year Bond JPY (a) 1.700% 9/20/33	5,000,000	53,576
Japan Government Twenty Year Bond JPY (a) 1.800% 12/20/31	5,000,000	53,770
Japan Government Twenty Year Bond JPY (a) 1.900% 9/20/30	5,000,000	53,887
Japan Government Twenty Year Bond JPY (a) 1.900% 6/20/31	5,000,000	54,191
Japan Government Twenty Year Bond JPY (a) 2.100% 12/20/26	5,000,000	52,636
Japan Government Twenty Year Bond JPY (a) 2.100% 12/20/27	7,000,000	74,771
Japan Government Twenty Year Bond JPY (a) 2.100% 9/20/28	7,000,000	75,445
Japan Government Twenty Year Bond JPY (a) 2.100% 3/20/29	5,000,000	54,194
Japan Government Twenty Year Bond JPY (a) 2.100% 9/20/29	7,000,000	76,253
Japan Government Twenty Year Bond JPY (a) 2.100% 3/20/30	7,000,000	76,639
Japan Government Twenty Year Bond JPY (a) 2.100% 12/20/30	5,000,000	55,159
Japan Government Twenty Year Bond JPY (a) 2.400% 6/20/28	5,000,000	55,112
Japan Government Twenty Year Bond JPY (a) 2.600% 3/20/19	10,000,000	91,688
Japan Government Two Year Bond JPY (a) 0.100% 6/15/19	10,000,000	89,062
Japan Government Two Year Bond JPY (a) 0.100% 9/15/19	10,000,000	89,115
United Kingdom Gilt GBP (a) (b) 0.500% 7/22/22	135,000	180,462

	Principal Amount	Value
United Kingdom Gilt GBP (a) (b) 0.750% 7/22/23	100,000	$134,141
United Kingdom Gilt GBP (a) (b) 1.250% 7/22/27	175,000	236,884
United Kingdom Gilt GBP (a) (b) 1.500% 1/22/21	150,000	208,388
United Kingdom Gilt GBP (a) (b) 1.500% 7/22/26	100,000	139,457
United Kingdom Gilt GBP (a) (b) 1.500% 7/22/47	135,000	171,519
United Kingdom Gilt GBP (a) (b) 1.750% 7/22/19	175,000	241,075
United Kingdom Gilt GBP (a) (b) 1.750% 9/07/22	150,000	212,102
United Kingdom Gilt GBP (a) (b) 1.750% 9/07/37	50,000	67,653
United Kingdom Gilt GBP (a) (b) 1.750% 7/22/57	30,000	41,981
United Kingdom Gilt GBP (a) (b) 2.000% 7/22/20	125,000	175,243
United Kingdom Gilt GBP (a) (b) 2.000% 9/07/25	100,000	144,939
United Kingdom Gilt GBP (a) (b) 2.250% 9/07/23	50,000	72,801
United Kingdom Gilt GBP (a) (b) 2.500% 7/22/65	35,000	61,796
United Kingdom Gilt GBP (a) (b) 2.750% 9/07/24	150,000	226,443
United Kingdom Gilt GBP (a) (b) 3.250% 1/22/44	40,000	70,332
United Kingdom Gilt GBP (a) (b) 3.500% 1/22/45	100,000	184,428
United Kingdom Gilt GBP (a) (b) 3.500% 7/22/68	100,000	225,406
United Kingdom Gilt GBP (a) (b) 3.750% 9/07/19	100,000	142,541
United Kingdom Gilt GBP (a) (b) 3.750% 9/07/20	125,000	183,467
United Kingdom Gilt GBP (a) (b) 3.750% 9/07/21	125,000	188,228
United Kingdom Gilt GBP (a) (b) 3.750% 7/22/52	40,000	83,153
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/27	50,000	86,796
United Kingdom Gilt GBP (a) (b) 4.250% 6/07/32	75,000	137,178
United Kingdom Gilt GBP (a) (b) 4.250% 3/07/36	75,000	142,330
United Kingdom Gilt GBP (a) (b) 4.250% 9/07/39	90,000	176,559
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/40	75,000	148,965
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/46	25,000	52,571

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/49	50,000	$109,200
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/55	135,000	316,276
United Kingdom Gilt GBP (a) (b) 4.500% 9/07/34	75,000	143,963
United Kingdom Gilt GBP (a) (b) 4.500% 12/07/42	75,000	156,854
United Kingdom Gilt GBP (a) (b) 4.750% 3/07/20	50,000	73,826
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/30	95,000	178,755
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/38	80,000	165,626

		20,851,234

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $20,679,010)		20,851,234

U.S. TREASURY OBLIGATIONS — 91.9%
U.S. Treasury Bonds & Notes — 91.9%
U.S. Treasury Bond 4.500% 2/15/36	$4,565,000	5,877,438
U.S. Treasury Bond 4.750% 2/15/37	1,465,000	1,951,655
U.S. Treasury Bond 5.000% 5/15/37	2,275,000	3,119,771
U.S. Treasury Bond 5.250% 11/15/28	2,400,000	3,044,250
U.S. Treasury Bond 5.250% 2/15/29	2,225,000	2,833,572
U.S. Treasury Bond 5.375% 2/15/31	4,640,000	6,164,312
U.S. Treasury Bond 5.500% 8/15/28	2,285,000	2,940,688
U.S. Treasury Bond 6.125% 8/15/29	1,425,000	1,955,144
U.S. Treasury Bond 6.250% 5/15/30	2,275,000	3,198,152
U.S. Treasury Inflation Index 0.125% 4/15/18	6,722,667	6,714,701
U.S. Treasury Inflation Index 0.125% 4/15/19	6,105,670	6,091,953
U.S. Treasury Inflation Index 0.125% 4/15/20	6,214,588	6,201,843
U.S. Treasury Inflation Index 0.125% 4/15/21	5,344,303	5,322,278
U.S. Treasury Inflation Index 0.125% 1/15/22	5,165,842	5,145,033
U.S. Treasury Inflation Index 0.125% 4/15/22	5,172,812	5,136,385
U.S. Treasury Inflation Index 0.125% 7/15/22	4,558,720	4,552,603

	Principal Amount	Value
U.S. Treasury Inflation Index 0.625% 7/15/21	$4,651,370	$4,740,841
U.S. Treasury Inflation Index 1.125% 1/15/21	4,510,440	4,645,049
U.S. Treasury Inflation Index 1.250% 7/15/20	3,506,286	3,620,459
U.S. Treasury Inflation Index 1.375% 7/15/18	1,601,446	1,619,275
U.S. Treasury Inflation Index 1.375% 1/15/20	2,395,428	2,458,146
U.S. Treasury Inflation Index 1.625% 1/15/18	1,648,402	1,648,209
U.S. Treasury Inflation Index 1.875% 7/15/19	1,906,179	1,965,358
U.S. Treasury Inflation Index 2.125% 1/15/19	1,436,125	1,465,689
U.S. Treasury Note 0.750% 2/15/19	500,000	493,926
U.S. Treasury Note 0.750% 7/15/19	750,000	737,373
U.S. Treasury Note 0.750% 8/15/19	500,000	491,143
U.S. Treasury Note 0.875% 4/15/19	500,000	493,818
U.S. Treasury Note 0.875% 5/15/19	800,000	789,469
U.S. Treasury Note 0.875% 6/15/19	500,000	492,998
U.S. Treasury Note 0.875% 7/31/19	350,000	344,695
U.S. Treasury Note 0.875% 9/15/19	750,000	737,461
U.S. Treasury Note 1.000% 3/15/19	500,000	494,980
U.S. Treasury Note 1.000% 6/30/19	750,000	740,625
U.S. Treasury Note 1.000% 8/31/19	500,000	492,910
U.S. Treasury Note 1.000% 9/30/19	500,000	492,588
U.S. Treasury Note 1.000% 10/15/19	600,000	590,824
U.S. Treasury Note 1.000% 11/15/19	1,125,000	1,106,917
U.S. Treasury Note 1.000% 11/30/19	500,000	491,758
U.S. Treasury Note 1.125% 1/15/19	400,000	397,078
U.S. Treasury Note 1.125% 1/31/19	800,000	793,938
U.S. Treasury Note 1.125% 2/28/19	500,000	495,859
U.S. Treasury Note 1.125% 5/31/19	500,000	494,980

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.125% 12/31/19	$500,000	$492,539
U.S. Treasury Note 1.125% 2/28/21	750,000	729,404
U.S. Treasury Note 1.125% 6/30/21	1,000,000	968,477
U.S. Treasury Note 1.125% 7/31/21	1,000,000	967,148
U.S. Treasury Note 1.125% 8/31/21	1,300,000	1,255,820
U.S. Treasury Note 1.125% 9/30/21	1,000,000	964,922
U.S. Treasury Note 1.250% 1/31/19	500,000	496,836
U.S. Treasury Note 1.250% 3/31/19	1,000,000	992,578
U.S. Treasury Note 1.250% 4/30/19	1,500,000	1,488,076
U.S. Treasury Note 1.250% 5/31/19	1,150,000	1,140,477
U.S. Treasury Note 1.250% 6/30/19	650,000	644,224
U.S. Treasury Note 1.250% 8/31/19	600,000	593,883
U.S. Treasury Note 1.250% 10/31/19	350,000	346,063
U.S. Treasury Note 1.250% 1/31/20	300,000	296,039
U.S. Treasury Note 1.250% 3/31/21	900,000	877,781
U.S. Treasury Note 1.250% 10/31/21	1,000,000	968,828
U.S. Treasury Note 1.250% 7/31/23	1,125,000	1,066,025
U.S. Treasury Note 1.375% 2/28/19	500,000	497,246
U.S. Treasury Note 1.375% 7/31/19	750,000	744,331
U.S. Treasury Note 1.375% 9/30/19	1,000,000	991,328
U.S. Treasury Note 1.375% 12/15/19	500,000	495,078
U.S. Treasury Note 1.375% 1/15/20	1,000,000	989,688
U.S. Treasury Note 1.375% 1/31/20	1,000,000	989,375
U.S. Treasury Note 1.375% 2/15/20	650,000	642,840
U.S. Treasury Note 1.375% 2/29/20	1,000,000	988,789
U.S. Treasury Note 1.375% 3/31/20	1,250,000	1,235,303
U.S. Treasury Note 1.375% 4/30/20	1,000,000	987,578

	Principal Amount	Value
U.S. Treasury Note 1.375% 5/31/20	$1,100,000	$1,085,949
U.S. Treasury Note 1.375% 8/31/20	1,000,000	985,391
U.S. Treasury Note 1.375% 9/15/20	900,000	887,203
U.S. Treasury Note 1.375% 9/30/20	1,000,000	984,766
U.S. Treasury Note 1.375% 10/31/20	1,000,000	983,828
U.S. Treasury Note 1.375% 1/31/21	750,000	735,732
U.S. Treasury Note 1.375% 4/30/21	850,000	831,606
U.S. Treasury Note 1.375% 5/31/21	1,000,000	977,500
U.S. Treasury Note 1.375% 6/30/23	750,000	716,514
U.S. Treasury Note 1.375% 8/31/23	750,000	714,990
U.S. Treasury Note 1.375% 9/30/23	1,000,000	952,539
U.S. Treasury Note 1.500% 1/31/19	950,000	946,530
U.S. Treasury Note 1.500% 2/28/19	1,000,000	995,957
U.S. Treasury Note 1.500% 3/31/19	750,000	746,777
U.S. Treasury Note 1.500% 5/31/19	1,000,000	994,961
U.S. Treasury Note 1.500% 10/31/19	2,000,000	1,986,367
U.S. Treasury Note 1.500% 11/30/19	1,150,000	1,141,577
U.S. Treasury Note 1.500% 4/15/20	1,000,000	990,664
U.S. Treasury Note 1.500% 5/15/20	1,050,000	1,039,869
U.S. Treasury Note 1.500% 5/31/20	1,000,000	990,078
U.S. Treasury Note 1.500% 6/15/20	650,000	643,424
U.S. Treasury Note 1.500% 7/15/20	700,000	692,535
U.S. Treasury Note 1.500% 8/15/20	750,000	741,709
U.S. Treasury Note 1.500% 1/31/22	350,000	341,359
U.S. Treasury Note 1.500% 2/28/23	750,000	723,721
U.S. Treasury Note 1.500% 3/31/23	850,000	819,387
U.S. Treasury Note 1.500% 8/15/26	1,800,000	1,674,633

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.625% 3/31/19	$500,000	$498,535
U.S. Treasury Note 1.625% 4/30/19	800,000	797,562
U.S. Treasury Note 1.625% 6/30/19	750,000	747,407
U.S. Treasury Note 1.625% 7/31/19	600,000	597,785
U.S. Treasury Note 1.625% 8/31/19	750,000	746,939
U.S. Treasury Note 1.625% 12/31/19	700,000	696,336
U.S. Treasury Note 1.625% 3/15/20	750,000	745,342
U.S. Treasury Note 1.625% 6/30/20	1,000,000	992,578
U.S. Treasury Note 1.625% 7/31/20	1,250,000	1,240,332
U.S. Treasury Note 1.625% 10/15/20	1,000,000	991,133
U.S. Treasury Note 1.625% 11/30/20	1,000,000	990,000
U.S. Treasury Note 1.625% 8/15/22	250,000	244,160
U.S. Treasury Note 1.625% 8/31/22	1,000,000	975,352
U.S. Treasury Note 1.625% 4/30/23	300,000	290,836
U.S. Treasury Note 1.625% 5/31/23	850,000	823,404
U.S. Treasury Note 1.625% 10/31/23	750,000	724,131
U.S. Treasury Note 1.625% 2/15/26	1,750,000	1,652,656
U.S. Treasury Note 1.625% 5/15/26	1,750,000	1,648,418
U.S. Treasury Note 1.750% 9/30/19	450,000	448,980
U.S. Treasury Note 1.750% 11/30/19	750,000	748,125
U.S. Treasury Note 1.750% 12/31/19	1,000,000	999,569
U.S. Treasury Note 1.750% 10/31/20	1,000,000	994,297
U.S. Treasury Note 1.750% 11/15/20	2,000,000	1,988,438
U.S. Treasury Note 1.750% 12/31/20	1,000,000	993,164
U.S. Treasury Note 1.750% 11/30/21	1,000,000	986,094
U.S. Treasury Note 1.750% 4/30/22	1,000,000	982,695
U.S. Treasury Note 1.750% 5/31/22	1,600,000	1,572,063

	Principal Amount	Value
U.S. Treasury Note 1.750% 6/30/22	$1,000,000	$982,031
U.S. Treasury Note 1.750% 9/30/22	1,000,000	979,922
U.S. Treasury Note 1.750% 1/31/23	900,000	879,785
U.S. Treasury Note 1.750% 5/15/23	2,000,000	1,951,016
U.S. Treasury Note 1.875% 12/15/20	1,000,000	997,109
U.S. Treasury Note 1.875% 11/30/21	400,000	396,750
U.S. Treasury Note 1.875% 1/31/22	1,000,000	989,688
U.S. Treasury Note 1.875% 2/28/22	1,400,000	1,384,797
U.S. Treasury Note 1.875% 3/31/22	1,150,000	1,136,883
U.S. Treasury Note 1.875% 4/30/22	750,000	741,035
U.S. Treasury Note 1.875% 7/31/22	1,000,000	986,484
U.S. Treasury Note 1.875% 8/31/22	750,000	739,453
U.S. Treasury Note 1.875% 9/30/22	1,000,000	985,547
U.S. Treasury Note 1.875% 10/31/22	650,000	640,580
U.S. Treasury Note 1.875% 8/31/24	500,000	486,582
U.S. Treasury Note 2.000% 11/30/20	750,000	750,703
U.S. Treasury Note 2.000% 2/28/21	500,000	499,688
U.S. Treasury Note 2.000% 5/31/21	500,000	499,199
U.S. Treasury Note 2.000% 11/15/21	1,000,000	996,992
U.S. Treasury Note 2.000% 12/31/21	1,050,000	1,044,832
U.S. Treasury Note 2.000% 2/15/22	600,000	597,141
U.S. Treasury Note 2.000% 10/31/22	1,000,000	991,328
U.S. Treasury Note 2.000% 11/30/22	1,500,000	1,486,523
U.S. Treasury Note 2.000% 2/15/23	1,550,000	1,534,016
U.S. Treasury Note 2.000% 4/30/24	850,000	834,693
U.S. Treasury Note 2.000% 5/31/24	950,000	932,262
U.S. Treasury Note 2.000% 6/30/24	1,000,000	980,859

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.000% 2/15/25	$2,000,000	$1,955,078
U.S. Treasury Note 2.000% 8/15/25	1,750,000	1,705,840
U.S. Treasury Note 2.000% 11/15/26	1,650,000	1,597,084
U.S. Treasury Note 2.125% 8/31/20	1,000,000	1,004,688
U.S. Treasury Note 2.125% 1/31/21	500,000	501,699
U.S. Treasury Note 2.125% 6/30/21	750,000	751,465
U.S. Treasury Note 2.125% 8/15/21	350,000	350,465
U.S. Treasury Note 2.125% 12/31/21	500,000	500,098
U.S. Treasury Note 2.125% 12/31/22	1,350,000	1,344,357
U.S. Treasury Note 2.125% 11/30/23	400,000	396,766
U.S. Treasury Note 2.125% 2/29/24	800,000	792,062
U.S. Treasury Note 2.125% 3/31/24	500,000	494,883
U.S. Treasury Note 2.125% 7/31/24	650,000	642,307
U.S. Treasury Note 2.125% 9/30/24	1,000,000	987,383
U.S. Treasury Note 2.125% 11/30/24	1,000,000	986,836
U.S. Treasury Note 2.125% 5/15/25	2,050,000	2,018,609
U.S. Treasury Note 2.250% 3/31/21	600,000	604,008
U.S. Treasury Note 2.250% 4/30/21	750,000	754,980
U.S. Treasury Note 2.250% 7/31/21	500,000	502,949
U.S. Treasury Note 2.250% 12/31/23	750,000	748,594
U.S. Treasury Note 2.250% 1/31/24	750,000	748,330
U.S. Treasury Note 2.250% 10/31/24	750,000	746,514
U.S. Treasury Note 2.250% 11/15/24	2,100,000	2,089,336
U.S. Treasury Note 2.250% 12/31/24	750,000	745,900
U.S. Treasury Note 2.250% 11/15/25	1,950,000	1,932,785
U.S. Treasury Note 2.250% 2/15/27	2,200,000	2,171,297

	Principal Amount	Value
U.S. Treasury Note 2.250% 8/15/27	$2,000,000	$1,972,031
U.S. Treasury Note 2.250% 11/15/27	1,500,000	1,479,023
U.S. Treasury Note 2.375% 8/15/24	2,000,000	2,006,484
U.S. Treasury Note 2.375% 5/15/27	1,700,000	1,695,219
U.S. Treasury Note 2.500% 8/15/23	1,000,000	1,013,711
U.S. Treasury Note 2.500% 5/15/24	1,650,000	1,668,498
U.S. Treasury Note 2.625% 8/15/20	1,000,000	1,017,344
U.S. Treasury Note 2.750% 2/15/19	500,000	504,922
U.S. Treasury Note 2.750% 11/15/23	2,000,000	2,054,375
U.S. Treasury Note 2.750% 2/15/24	1,400,000	1,436,750
U.S. Treasury Note 3.125% 5/15/19	1,000,000	1,016,934
U.S. Treasury Note 3.125% 5/15/21	500,000	517,422
U.S. Treasury Note 3.375% 11/15/19	1,000,000	1,027,500
U.S. Treasury Note 3.500% 5/15/20	1,000,000	1,036,289
U.S. Treasury Note 3.625% 8/15/19	750,000	770,786
U.S. Treasury Note 3.625% 2/15/20	1,000,000	1,035,742
U.S. Treasury Note 3.625% 2/15/21	1,000,000	1,048,672

		250,680,630

TOTAL U.S. TREASURY OBLIGATIONS (Cost $254,459,387)		250,680,630

TOTAL BONDS & NOTES (Cost $275,138,397)		271,531,864

TOTAL LONG-TERM INVESTMENTS (Cost $275,138,397)		271,531,864

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (c)	$1,688,612	$1,688,612

TOTAL SHORT-TERM INVESTMENTS (Cost $1,688,612)		1,688,612

TOTAL INVESTMENTS — 100.1% (Cost $276,827,009) (d)		273,220,476

Other Assets/(Liabilities) — (0.1)%		(378,071)

NET ASSETS — 100.0%		$272,842,405

Abbreviation Legend

OAT	Obligations Assimilables du Tresor

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2017, these securities amounted to a value of $15,573,009 or 5.71% of net assets.
(c)	Maturity value of $1,688,713. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $1,733,437.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.4%
Australia — 2.1%
Abacus Property Group	4,324	$13,915
Accent Group Ltd.	4,085	2,612
Aconex Ltd. (a) (b)	2,427	14,472
Adelaide Brighton Ltd. (a)	5,902	29,950
Afterpay Touch Group Ltd. (b)	1,452	6,792
The AGL Energy Ltd.	11,487	217,997
Ainsworth Game Technology Ltd. (a) (b)	1,877	3,163
ALS Ltd.	6,710	36,569
Altium Ltd.	1,483	15,349
Alumina Ltd.	47,946	90,785
Amcor Ltd.	20,163	242,270
AMP Ltd.	49,816	201,279
Ansell Ltd.	1,872	35,384
APA Group	18,521	120,199
APN Outdoor Group Ltd.	1,777	6,827
ARB Corp. Ltd. (a)	883	12,884
Ardent Leisure Group (a)	5,030	7,859
Aristocrat Leisure Ltd.	10,212	188,183
Asaleo Care Ltd.	5,280	6,167
ASX Ltd.	3,256	139,244
Aurizon Holdings Ltd.	34,659	133,993
Ausdrill Ltd.	4,211	8,641
AusNet Services	35,036	49,405
Austal Ltd.	3,579	5,060
Australia & New Zealand Banking Group Ltd.	51,043	1,140,118
Australian Agricultural Co. Ltd. (a) (b)	5,139	5,215
Australian Pharmaceutical Industries Ltd.	5,010	6,571
Automotive Holdings Group Ltd. (a)	3,138	8,908
Aventus Retail Property Fund Ltd. (a)	3,869	6,764
Aveo Group	5,975	12,449
Bank of Queensland Ltd.	6,674	66,104
Bapcor Ltd.	3,056	13,458
Beach Energy Ltd.	24,369	23,690
Bega Cheese Ltd.	2,436	13,722
Bellamy’s Australia Ltd. (a) (b)	974	7,942
Bendigo & Adelaide Bank Ltd.	7,387	67,123
BHP Billiton Ltd.	56,239	1,294,524
Bingo Industries Ltd. (a) (b)	3,166	6,300
Blackmores Ltd. (a)	178	23,478
Blue Sky Alternative Investments Ltd.	707	8,006
BlueScope Steel Ltd.	9,405	112,707
Boral Ltd.	19,766	119,795
Brambles Ltd.	27,673	216,938
Breville Group Ltd.	1,273	12,508
Brickworks Ltd.	849	9,836

	Number of Shares	Value
BT Investment Management Ltd.	2,692	$23,630
BWP Trust	30,474	73,379
BWX Ltd. (a)	1,279	7,544
Caltex Australia Ltd.	4,803	127,388
carsales.com Ltd.	2,783	31,376
Cedar Woods Properties Ltd.	890	4,238
Centuria Industrial REIT	2,590	5,122
Challenger Ltd.	11,036	120,547
Charter Hall Group	5,846	27,397
Charter Hall Long Wale REIT	1,688	5,490
Charter Hall Retail REIT	20,453	66,325
CIMIC Group Ltd.	1,524	61,113
Clean TeQ Holdings Ltd. (a) (b)	5,355	6,171
Cleanaway Waste Management Ltd.	28,892	33,654
Coca-Cola Amatil Ltd.	8,632	57,253
Cochlear Ltd.	1,045	139,510
Collins Foods Ltd.	1,360	5,777
Commonwealth Bank of Australia	30,443	1,902,682
Computershare Ltd.	8,437	107,231
Corporate Travel Management Ltd.	1,032	16,767
Costa Group Holdings Ltd.	3,500	17,988
Credit Corp. Group Ltd. (a)	573	9,966
Cromwell Property Group	87,258	68,712
Crown Resorts Ltd.	5,734	58,214
CSL Ltd.	7,987	879,061
CSR Ltd.	6,196	22,962
Dexus	64,756	491,778
Domain Holdings Australia Ltd. (b)	2,820	7,547
Domino’s Pizza Enterprises Ltd.	865	31,509
Donaco International Ltd.	4,299	1,203
Downer EDI Ltd.	7,436	40,089
DuluxGroup Ltd.	5,382	32,087
Eclipx Group Ltd.	3,072	9,664
Estia Health Ltd.	3,448	9,379
Evolution Mining Ltd.	14,904	30,734
Fairfax Media Ltd.	28,203	17,097
FlexiGroup Ltd	3,856	5,170
Flight Centre Travel Group Ltd. (a)	1,043	35,970
Folkestone Education Trust	2,789	6,269
Fortescue Metals Group Ltd. (a)	27,755	105,468
Freedom Foods Group Ltd. (a)	1,459	5,888
G8 Education Ltd.	5,711	15,098
Galaxy Resources Ltd. (a) (b)	5,396	16,009
Gateway Lifestyle	3,935	6,682
GDI Property Group	6,828	6,657
Genworth Mortgage Insurance Australia Ltd.	3,454	8,069
Goodman Group	113,471	743,817
The GPT Group	117,790	468,914
GrainCorp Ltd. Class A	2,990	19,044
Greencross Ltd. (a)	1,195	5,857

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Growthpoint Properties Australia Ltd. (a)	3,455	$9,205
GUD Holdings Ltd.	1,184	11,236
GWA Group Ltd.	2,706	6,004
Hansen Technologies Ltd.	1,828	5,627
Harvey Norman Holdings Ltd. (a)	10,349	33,606
Healthscope Ltd.	37,207	60,885
HT&E Ltd. (a)	3,234	4,740
IDP Education Ltd.	1,685	8,087
Iluka Resources Ltd.	5,634	44,660
Incitec Pivot Ltd.	29,492	89,672
Independence Group NL	6,645	24,619
Infigen Energy (b)	8,743	4,697
Inghams Group Ltd. (a)	1,865	4,971
Insurance Australia Group Ltd.	41,617	234,661
Investa Office Fund	32,792	116,329
InvoCare Ltd.	1,490	18,684
IOOF Holdings Ltd.	3,803	31,738
IPH Ltd.	1,302	5,583
IRESS Ltd. (a)	1,710	15,427
Japara Healthcare Ltd.	3,421	5,228
JB Hi-Fi Ltd. (a)	1,455	28,272
Karoon Gas Australia Ltd. (a) (b)	3,227	3,294
LendLease Group	10,371	132,073
Link Administration Holdings Ltd.	6,316	41,452
Lynas Corp. Ltd. (b)	6,788	11,529
Macquarie Atlas Roads Group	7,450	36,449
Macquarie Group Ltd.	5,807	450,214
Magellan Financial Group Ltd.	1,598	33,575
Mantra Group Ltd.	3,990	12,143
Mayne Pharma Group Ltd. (a) (b)	14,643	7,916
McMillan Shakespeare Ltd.	971	13,097
Medibank Pvt. Ltd.	49,244	126,286
Mesoblast Ltd. (a) (b)	3,817	4,337
Metcash Ltd. (a)	12,529	30,427
Michael Hill International Ltd.	3,081	2,956
Mineral Resources Ltd.	1,852	30,483
Mirvac Group	240,793	440,229
Monadelphous Group Ltd.	1,272	17,194
Myer Holdings Ltd. (a)	9,968	5,110
MYOB Group Ltd.	4,670	13,176
Nanosonics Ltd. (b)	3,160	6,824
National Australia Bank Ltd.	47,628	1,095,637
Navitas Ltd.	3,155	13,369
New South Resources Ltd. (a) (b)	4,981	5,962
Newcrest Mining Ltd.	13,631	242,193
NEXTDC Ltd. (b)	3,990	18,656
Nine Entertainment Co. Holdings Ltd. (a)	8,173	9,782
Northern Star Resources Ltd.	8,011	37,941
Nufarm Ltd.	2,730	18,566
OFX Group Ltd. (a)	3,237	3,591
oOh!media Ltd. (a)	1,390	4,891

	Number of Shares	Value
Orica Ltd.	5,801	$81,862
Origin Energy Ltd. (b)	30,016	220,751
Orocobre Ltd. (b)	2,558	13,818
Orora Ltd.	16,159	42,704
OZ Minerals Ltd.	4,008	28,590
Pact Group Holdings Ltd.	2,295	10,151
Perpetual Ltd.	596	22,427
Pilbara Minerals Ltd. (a) (b)	18,573	16,059
Platinum Asset Management Ltd.	2,953	17,720
Premier Investments Ltd. (a)	1,173	13,577
Primary Health Care Ltd.	5,295	14,916
Pro Medicus Ltd.	587	3,983
QBE Insurance Group Ltd.	23,199	193,062
Qube Holdings Ltd. (a)	19,254	38,868
Quintis Ltd. (a) (b) (c)	4,682	1,078
Ramsay Health Care Ltd.	2,704	147,697
RCR Tomlinson Ltd.	2,061	6,420
REA Group Ltd. (a)	1,040	62,092
Regis Healthcare Ltd.	1,825	5,006
Regis Resources Ltd.	6,031	20,195
Reliance Worldwide Corp. Ltd. (a)	6,177	18,722
Resolute Mining Ltd.	10,670	9,457
Retail Food Group Ltd. (a)	2,219	4,277
Rio Tinto Ltd.	7,625	449,998
Sandfire Resources NL	2,072	11,132
Santos Ltd. (b)	34,174	144,923
Saracen Mineral Holdings Ltd. (b)	10,273	13,514
Scentre Group	333,742	1,089,139
SEEK Ltd.	5,178	76,645
Select Harvests Ltd. (a)	1,006	3,699
Seven Group Holdings Ltd.	1,457	17,333
Seven West Media Ltd.	12,381	5,927
SG Fleet Group Ltd.	1,571	4,972
Shopping Centres Australasia Property Group	46,288	84,009
Sigma Healthcare Ltd. (a)	11,397	8,796
Sims Metal Management Ltd.	2,120	26,005
Sirtex Medical Ltd.	670	8,616
SmartGroup Corp. Ltd.	983	8,318
Sonic Healthcare Ltd.	7,341	130,712
South32 Ltd.	95,152	258,706
Southern Cross Media Group Ltd.	11,970	11,047
Spark Infrastructure Group	21,628	42,295
SpeedCast International Ltd.	3,147	13,138
St Barbara Ltd.	7,192	21,379
The Star Entertainment Grp Ltd.	9,948	47,034
Steadfast Group Ltd.	9,462	20,795
Stockland	154,472	540,307
Suncorp Group Ltd.	22,435	241,968
Super Retail Group Ltd. (a)	1,773	11,412
Sydney Airport	19,880	109,040
Syrah Resources Ltd. (a) (b)	3,529	12,385
Tabcorp Holdings Ltd.	33,052	143,763

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tassal Group Ltd. (a)	1,689	$4,943
Technology One Ltd.	2,931	11,311
Telstra Corp. Ltd.	70,577	199,789
Tox Free Solutions Ltd.	2,174	5,857
TPG Telecom Ltd. (a)	4,420	22,649
Transurban Group	39,611	383,404
Treasury Wine Estates Ltd.	13,684	170,204
Tronox Ltd. Class A	2,161	44,322
Vicinity Centres (a)	212,721	451,962
Village Roadshow Ltd. (a) (b)	1,203	3,643
Virtus Health Ltd.	1,115	4,569
Viva Energy REIT	6,996	12,331
Vocus Group Ltd. (a)	6,976	16,469
Washington H Soul Pattinson & Co. Ltd.	1,449	20,077
Webjet Ltd. (a)	1,324	10,777
Wesfarmers Ltd.	20,177	698,761
Western Areas Ltd. (a)	3,338	8,458
Westfield Corp.	124,799	924,796
Westgold Resources Ltd. (a) (b)	2,464	3,406
Westpac Banking Corp.	59,050	1,441,284
Whitehaven Coal Ltd.	7,025	24,584
WiseTech Global Ltd.	1,068	11,780
Woodside Petroleum Ltd.	14,961	386,677
Woolworths Group Ltd.	22,534	479,635
WorleyParsons Ltd. (b)	2,920	32,625
WPP AUNZ Ltd. (a)	4,721	3,387

		24,326,073

Austria — 0.1%
ams AG	834	75,574
ANDRITZ AG	1,285	72,562
Austria Technologie & Systemtechnik AG	368	10,332
BUWOG AG	6,431	221,371
CA Immobilien Anlagen AG	4,153	128,236
DO & Co. AG	87	4,928
Erste Group Bank AG	5,132	221,318
EVN AG	423	8,473
FACC AG (b)	345	7,157
IMMOFINANZ AG	11,104	28,480
Kapsch TrafficCom AG	75	4,496
Lenzing AG	169	21,332
Oesterreichische Post AG	405	18,177
OMV AG	2,517	159,467
POLYTEC Holding AG	196	4,368
Porr Ag	111	3,707
Raiffeisen Bank International AG (b)	2,449	88,680
S IMMO AG	679	13,171
S&T AG	477	10,290
Schoeller-Bleckmann Oilfield Equipment AG (b)	153	15,607
Semperit AG Holding	156	4,136

	Number of Shares	Value
Telekom Austria AG	2,189	$20,292
UNIQA Insurance Group AG	1,433	15,160
Vienna Insurance Group AG Wiener Versicherung Gruppe	452	13,959
voestalpine AG	1,916	114,521
Wienerberger AG	1,480	35,774
Zumtobel AG	386	4,630

		1,326,198

Bahamas — 0.0%
Nymox Pharmaceutical Corp. (a) (b)	763	2,518

Belgium — 0.4%
Ablynx NV (a) (b)	884	21,886
Ackermans & van Haaren NV	308	53,634
Aedifica SA	1,059	100,016
Ageas	3,152	153,868
AGFA-Gevaert NV (b)	2,401	11,197
Anheuser-Busch InBev SA/NV	13,385	1,493,001
Barco NV	104	11,128
Befimmo SA	1,202	77,223
Bekaert SA	475	20,765
Biocartis NV (b) (d)	393	5,627
bpost SA	1,322	40,227
Celyad SA (b)	73	3,023
Cie d’Entreprises CFE	111	16,208
Cofinimmo SA	1,253	164,971
Colruyt SA	1,212	63,045
D’ieteren SA/NA	308	13,848
Econocom Group SA	1,591	11,356
Elia System Operator SA	372	21,379
Euronav SA	1,747	16,104
EVS Broadcast Equipment SA	178	6,241
Exmar NV (b)	431	3,336
Fagron (b)	631	8,641
Galapagos NV (b)	570	53,998
Gimv NV	279	16,899
Greenyard Foods (a)	233	5,620
Groupe Bruxelles Lambert SA	1,498	161,555
Intervest Offices & Warehouses NV	804	21,693
Ion Beam Applications (a)	313	8,970
KBC Ancora	453	28,508
KBC Group NV	4,540	386,802
Kinepolis Group NV	212	14,156
Leasinvest Real Estate SCA	89	10,251
Melexis NV	257	25,975
Nyrstar NV (b)	973	7,829
Ontex Group NV	1,083	35,779
Orange Belgium SA	444	9,315
Proximus SADP	2,487	81,630
Recticel SA	392	3,631
Retail Estates NV	212	18,763
Sioen Industries NV	134	4,894
Sofina SA	200	31,459

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Solvay SA	1,282	$178,030
Telenet Group Holding NV (b)	1,043	72,614
Tessenderlo Group (b)	339	15,803
UCB SA	2,185	173,149
Umicore SA	3,542	167,375
Van de Velde NV	89	4,738
Warehouses De Pauw CVA	1,010	113,157
Wereldhave Belgium NV	83	9,484
X-Fab Silicon Foundries SE (b) (d)	749	8,596
Xior Student Housing NV	241	11,266

		3,998,663

Bermuda — 0.5%
Aircastle Ltd.	1,243	29,074
Alibaba Health Information Technology Ltd. (b)	44,000	22,200
Alibaba Pictures Group Ltd. (b)	170,000	22,841
Alpha & Omega Semiconductor Ltd. (b)	496	8,115
Arch Capital Group Ltd. (b)	2,459	223,203
Argo Group International Holdings Ltd.	752	46,361
Aspen Insurance Holdings Ltd.	1,227	49,816
Assured Guaranty Ltd.	2,309	78,206
Athene Holding Ltd. Class A (b)	2,170	112,211
Axalta Coating Systems Ltd. (b)	4,316	139,666
Axis Capital Holdings Ltd.	1,669	83,884
Axovant Sciences Ltd. (b)	785	4,137
The Bank of NT Butterfield & Son Ltd.	1,259	45,689
Beijing Enterprises Water Group Ltd.	66,000	51,067
Belmond Ltd. Class A (b)	1,992	24,402
Blue Capital Reinsurance Holdings Ltd.	180	2,169
Borr Drilling Ltd. (b)	4,398	18,500
Brightoil Petroleum Holdings Ltd. (b) (c)	52,000	9,984
Brilliance China Automotive Holdings Ltd.	42,000	111,587
Bunge Ltd.	2,818	189,031
BW LPG Ltd. (a) (b) (d)	1,225	5,764
BW Offshore Ltd. (b)	1,296	5,638
Cafe de Coral Holdings Ltd.	4,000	10,982
Central European Media Enterprises Ltd. Class A (a) (b)	2,203	10,244
China Financial International Investments Ltd. (b)	50,000	1,477
China Gas Holdings Ltd.	24,000	66,206
China Oceanwide International Financial Ltd. (b)	20,000	2,765
China Resources Gas Group Ltd.	12,000	43,354
China Trustful Group Ltd. (b)	8,000	3,460
Chow Sang Sang Holdings International Ltd.	4,000	9,653

	Number of Shares	Value
CK Infrastructure Holdings Ltd.	12,000	$103,015
CMBC Capital Holdings Ltd.	150,000	10,128
COSCO SHIPPING Ports Ltd.	22,506	23,417
Credicorp Ltd.	957	198,511
CSI Properties Ltd.	100,000	5,178
Digital Domain Holdings Ltd. (b)	160,000	3,552
Emperor Capital Group Ltd.	42,000	3,052
Emperor Entertainment Hotel Ltd.	10,000	2,201
Emperor International Holdings Ltd.	18,000	6,026
Enstar Group Ltd. (b)	266	53,399
Esprit Holdings Ltd. (b)	20,600	11,011
Essent Group Ltd. (b)	2,016	87,535
Everest Re Group Ltd.	813	179,884
Fairwood Holdings Ltd.	1,000	4,094
FDG Kinetic Ltd. (b)	26,000	2,487
First Pacific Co. Ltd.	24,000	16,307
Frontline Ltd. (a)	987	4,580
Frontline Ltd. (a)	2,022	9,281
G-Resources Group Ltd. (b)	336,000	4,176
GasLog Ltd. (a)	1,077	23,963
Genpact Ltd.	3,023	95,950
Giordano International Ltd.	16,000	8,503
Global Brands Group Holding Ltd. (b)	76,000	6,215
Golar LNG Ltd. (a)	2,292	68,325
Golden Ocean Group Ltd. (b)	905	7,346
GOME Retail Holdings Ltd.	165,000	19,849
Good Resources Holdings Ltd. (b)	40,000	1,861
Great Eagle Holdings Ltd.	3,053	16,001
Haier Electronics Group Co. Ltd.	18,000	49,293
Haitong International Securities Group Ltd.	24,584	13,984
Helen of Troy Ltd. (b)	662	63,784
Hiscox Ltd.	3,823	75,353
Hoegh LNG Holdings Ltd.	685	5,429
Hongkong Land Holdings Ltd.	77,100	542,157
Hsin Chong Group Holdings Ltd. (b) (c)	40,000	1,792
Huarong International Financial Holdings Ltd. (b)	12,900	4,174
IHS Markit Ltd. (b)	7,718	348,468
Invesco Ltd.	8,075	295,060
James River Group Holdings Ltd.	588	23,526
Jardine Matheson Holdings Ltd.	3,800	230,716
Jardine Strategic Holdings Ltd.	3,800	150,415
Johnson Electric Holdings Ltd.	5,000	20,957
K Wah International Holdings Ltd.	14,000	7,640
Kerry Logistics Network Ltd.	8,500	12,048
Kerry Properties Ltd.	10,000	44,985
Kingston Financial Group Ltd.	74,000	70,890
Kosmos Energy Ltd. (b)	4,459	30,544
Kunlun Energy Co. Ltd	46,000	47,938
Lancashire Holdings Ltd.	2,300	21,166
Landing International Development Ltd. (b)	967,113	38,198

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lazard Ltd. Class A	2,382	$125,055
Li & Fung Ltd.	92,000	50,442
Luk Fook Holdings International Ltd.	4,000	17,145
Maiden Holdings Ltd.	1,879	12,401
Man Wah Holdings Ltd.	18,800	17,803
Marvell Technology Group Ltd.	8,069	173,241
Nabors Industries Ltd.	5,353	36,561
NewOcean Energy Holdings Ltd. (b)	14,000	3,664
Nine Dragons Paper Holdings Ltd.	24,000	38,449
Noble Group Ltd. (b)	15,380	2,301
Nordic American Tankers Ltd.	2,624	6,455
Norwegian Cruise Line Holdings Ltd. (b)	3,722	198,196
NWS Holdings Ltd.	29,945	53,952
Odfjell Drilling Ltd. (b)	808	3,591
Pacific Basin Shipping Ltd. (b)	47,000	10,165
Petra Diamonds Ltd. (a) (b)	5,406	5,707
RenaissanceRe Holdings Ltd.	811	101,853
Shangri-La Asia Ltd.	24,000	54,253
Ship Finance International Ltd.	1,559	24,164
Signet Jewelers Ltd. (a)	1,215	68,708
Sihuan Pharmaceutical Holdings Group Ltd.	59,000	21,219
Silverlake Axis Ltd.	13,000	5,638
SmarTone Telecommunications Holdings Ltd.	5,500	6,627
Stolt-Nielsen Ltd.	365	4,852
Tai United Holdings Ltd.	20,000	2,591
Textainer Group Holdings Ltd. (b)	711	15,287
Texwinca Holdings Ltd.	10,000	5,504
Third Point Reinsurance Ltd. (b)	2,303	33,739
Town Health International Medical Group Ltd. (c)	62,000	5,476
Travelport Worldwide Ltd.	2,917	38,125
Triton International Ltd.	1,135	42,506
Validus Holdings Ltd.	1,565	73,430
VTech Holdings Ltd.	2,100	27,521
White Mountains Insurance Group Ltd.	71	60,441
XL Group Ltd.	5,045	177,382
Yue Yuen Industrial Holdings Ltd.	16,000	62,783

		6,093,277

Brazil — 0.3%
Ambev SA	65,377	423,733
Atacadao Distribuicao Comercio e Industria Ltda (b)	5,300	24,287
B3 SA — Brasil Bolsa Balcao	29,221	200,307
Banco Bradesco SA	13,040	124,360
Banco do Brasil SA	11,900	113,709
Banco Santander Brasil SA	5,900	57,349
BB Seguridade Participacoes SA	9,900	84,869
BR Malls Participacoes SA	11,055	42,398

	Number of Shares	Value
BRF SA (b)	6,350	$71,474
CCR SA	16,800	81,602
Centrais Eletricas Brasileiras SA (b)	3,182	18,038
Cia de Saneamento Basico do Estado de Sao Paulo	4,700	48,949
Cia Energetica de Minas Gerais (b)	1,919	3,992
Cia Siderurgica Nacional SA (b)	8,000	19,902
Cielo SA	17,020	120,181
Cosan SA Industria e Comercio	2,300	28,714
EDP — Energias do Brasil SA	3,700	15,569
Empresa SA	8,900	53,066
Engie Brasil Energia SA	2,400	25,613
Equatorial Energia SA	2,800	55,353
Fibria Celulose SA	3,600	52,926
Hypermarcas SA	5,100	55,303
JBS SA	11,700	34,569
Klabin SA	8,300	43,811
Kroton Educacional SA	19,500	107,991
Localiza Rent a Car SA	7,215	47,958
Lojas Renner SA	10,060	107,263
M Dias Branco SA	1,500	23,546
Multiplan Empreendimentos Imobiliarios SA	1,148	24,500
Natura Cosmeticos SA	2,300	22,867
Odontoprev SA	4,100	19,611
Petroleo Brasileiro SA (b)	41,730	213,780
Porto Seguro SA	1,600	17,524
Qualicorp SA	3,200	29,859
Raia Drogasil SA	3,200	88,292
Rumo SA (b)	15,400	59,963
Sul America SA	2,697	15,147
Suzano Papel e Celulose SA	5,900	33,243
TIM Participacoes SA	12,400	47,992
Transmissora Alianca de Energia Eletrica SA	2,800	17,965
Ultrapar Participacoes SA	5,100	115,547
Vale SA	44,690	544,705
WEG SA	8,000	58,005

		3,395,832

British Virgin Islands — 0.0%
AquaVenture Holdings Ltd. (b)	237	3,678
Biohaven Pharmaceutical Holding Co. Ltd. (a) (b)	267	7,204

		10,882

Canada — 2.7%
Advantage Oil & Gas Ltd. (b)	2,700	11,599
Aecon Group, Inc.	800	12,691
Ag Growth International, Inc.	200	8,487
AGF Management Ltd.	579	3,768
Agnico Eagle Mines Ltd.	3,999	184,648
Agrium, Inc.	2,475	284,674
AGT Food & Ingredients, Inc. (a)	300	4,799

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aimia, Inc.	1,518	$4,517
Alacer Gold Corp. (a) (b)	3,600	6,387
Alamos Gold, Inc. Class A	4,907	31,972
Alaris Royalty Corp.	500	8,222
Algonquin Power & Utilities Corp. (a)	5,590	62,526
Alimentation Couche-Tard, Inc. Class B	7,521	392,444
Allied Properties REIT	4,909	164,336
AltaGas Ltd. (a)	3,413	77,709
Altius Minerals Corp.	600	7,136
Altus Group Ltd.	452	13,279
Aphria, Inc. (a) (b)	1,644	24,457
ARC Resources Ltd. (a)	5,581	65,489
Aritzia, Inc. (a) (b)	800	8,076
Arizona Mining, Inc. (a) (b)	2,309	6,356
Artis REIT	7,753	86,967
Atco Ltd. Class I	1,500	53,699
Athabasca Oil Corp. (b)	5,700	4,852
Atlantic Power Corp. (b)	2,551	5,995
Atlantic Power Corp. (b)	1,700	4,044
ATS Automation Tooling Systems, Inc. (b)	1,100	13,608
Aurinia Pharmaceuticals, Inc. (b)	691	3,144
Aurora Cannabis, Inc. (a) (b)	4,385	33,489
AutoCanada, Inc.	245	4,413
Avigilon Corp. (b)	500	8,389
B2Gold Corp. (b)	12,786	39,467
Badger Daylighting Ltd. (a)	424	9,168
Ballard Power Systems, Inc. (a) (b)	2,105	9,311
Bank of Montreal	11,274	902,189
The Bank of Nova Scotia	20,964	1,352,903
Barrick Gold Corp.	20,995	303,651
Baytex Energy Corp. (b)	2,880	8,638
BCE, Inc.	2,857	137,236
Birchcliff Energy Ltd.	2,581	9,035
Bird Construction, Inc.	600	4,840
BlackBerry Ltd. (b)	8,477	94,683
Boardwalk REIT	2,067	70,857
Bombardier, Inc. Class B (b)	37,800	91,117
Bonavista Energy Corp.	4,000	7,160
Bonterra Energy Corp.	400	4,869
Boralex, Inc.	774	14,470
Brookfield Asset Management, Inc. Class A	15,016	653,680
BRP, Inc.	504	18,648
CAE, Inc.	4,648	86,341
Cameco Corp. (a)	6,762	62,456
Canaccord Genuity Group, Inc.	1,400	6,460
Canacol Energy Ltd. (a) (b)	1,800	6,430
Canada Goose Holdings, Inc. (b)	477	15,069
Canadian Apartment Properties REIT	7,039	208,986
Canadian Imperial Bank of Commerce	7,675	748,206
Canadian National Railway Co.	13,213	1,089,521

	Number of Shares	Value
Canadian Natural Resources Ltd.	19,249	$687,880
Canadian Pacific Railway Ltd.	2,560	467,724
Canadian REIT	3,861	142,215
Canadian Tire Corp. Ltd. Class A	1,131	147,471
Canadian Utilities Ltd. Class A	2,017	60,029
Canadian Western Bank	1,083	33,817
Canfor Corp. (b)	1,000	19,714
Canfor Pulp Products, Inc.	500	5,310
Canopy Growth Corp. (a) (b)	2,140	50,631
Capital Power Corp. (a)	1,292	25,172
Cara Operations Ltd.	197	4,068
Cardinal Energy Ltd.	1,101	4,458
Cascades, Inc.	900	9,752
CCL Industries, Inc. Class B	2,545	117,592
Celestica, Inc. (b)	1,466	15,371
Cenovus Energy, Inc.	19,335	176,584
Centerra Gold, Inc. (b)	2,875	14,729
CES Energy Solutions Corp.	3,206	16,655
CGI Group, Inc. Class A (b)	3,568	193,870
Chartwell Retirement Residences	8,851	114,493
China Gold International Resources Corp. Ltd. (b)	3,500	6,543
Choice Properties REIT	600	6,372
Chorus Aviation, Inc. (a)	600	4,606
CI Financial Corp. (a)	4,406	104,349
Cineplex, Inc.	868	25,778
Clearwater Seafoods, Inc.	400	2,333
Cogeco Communications, Inc.	241	16,580
Cogeco, Inc.	100	7,200
Colliers International Group, Inc.	452	27,282
Cominar REIT	9,518	109,037
Computer Modelling Group Ltd.	1,100	8,401
Constellation Software, Inc.	344	208,540
Corby Spirit and Wine Ltd.	200	3,677
Corus Entertainment, Inc. Class B	1,482	13,794
Cott Corp.	1,730	28,875
Crescent Point Energy Corp.	9,572	72,951
Crew Energy, Inc. (b)	2,219	5,561
Crombie REIT	4,933	54,157
CT REIT	400	4,614
The Descartes Systems Group, Inc. (b)	993	28,234
Detour Gold Corp. (b)	2,233	26,256
DIRTT Environmental Solutions (b)	1,200	6,434
Dollarama, Inc.	1,890	236,137
Dorel Industries, Inc. Class B	400	9,897
Dream Global REIT	8,791	85,462
Dream Industrial REIT	500	3,500
Dream Office REIT	4,177	73,637
DREAM Unlimited Corp. (b)	800	4,939
ECN Capital Corp. (a)	5,546	17,339
Eldorado Gold Corp.	10,900	15,782
Element Fleet Management Corp. (a)	8,116	61,338
Emera, Inc.	1,100	41,112

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Empire Co. Ltd.	2,800	$54,552
Enbridge Income Fund Holdings, Inc.	1,778	42,166
Enbridge, Inc.	28,945	1,132,010
EnCana Corp.	16,976	226,482
Endeavour Silver Corp. (b)	1,900	4,565
Enercare, Inc.	1,351	22,044
Enerflex Ltd.	1,098	13,400
Enerplus Corp.	3,072	30,085
Enghouse Systems Ltd.	206	10,077
Ensign Energy Services, Inc.	1,379	7,098
Entertainment One Ltd.	4,730	20,713
Equitable Group, Inc.	170	9,670
Evertz Technologies Ltd.	400	5,792
Exco Technologies Ltd.	400	3,227
Extendicare, Inc.	1,200	8,735
Fairfax Financial Holdings Ltd.	511	272,102
Fiera Capital Corp.	439	4,540
Finning International, Inc.	2,686	67,780
First Capital Realty, Inc.	9,282	153,002
First Majestic Silver Corp. (a) (b)	2,021	13,634
First National Financial Corp. (a)	200	4,582
First Quantum Minerals Ltd.	11,671	163,505
FirstService Corp.	435	30,429
Fortis, Inc.	7,092	260,153
Fortuna Silver Mines, Inc. (b)	2,400	12,525
Franco-Nevada Corp.	3,183	254,387
Freehold Royalties Ltd.	1,300	14,531
Genworth MI Canada, Inc. (a)	509	17,615
George Weston Ltd.	900	78,157
Gibson Energy, Inc. (a)	1,859	26,887
Gildan Activewear, Inc.	3,761	121,507
Gluskin Sheff + Associates, Inc. (a)	400	5,298
Goldcorp, Inc.	14,847	189,338
Granite REIT	2,455	96,188
Great Canadian Gaming Corp. (b)	633	17,016
Great-West Lifeco, Inc.	5,042	140,791
Guyana Goldfields, Inc. (b)	2,545	10,285
H&R REIT	16,350	277,833
High Liner Foods, Inc.	300	3,539
Home Capital Group, Inc. (a)	858	11,815
Hudbay Minerals, Inc.	3,458	30,619
Hudson’s Bay Co. (a)	1,000	8,974
Husky Energy, Inc. (b)	5,410	76,394
Hydro One Ltd. (d)	4,761	84,842
IAMGOLD Corp. (b)	5,779	33,699
IGM Financial, Inc. (a)	1,239	43,518
IMAX Corp. (b)	1,454	33,660
Imperial Oil Ltd.	5,112	159,542
Industrial Alliance Insurance & Financial Services, Inc.	1,710	81,378
Innergex Renewable Energy, Inc. (a)	1,400	16,038
Intact Financial Corp.	2,526	210,982
Inter Pipeline Ltd.	6,385	132,221

	Number of Shares	Value
Interfor Corp. (b)	812	$13,643
InterRent REIT	600	4,358
Intertape Polymer Group, Inc.	800	13,677
Ivanhoe Mines Ltd. (a) (b)	8,091	27,292
Jamieson Wellness, Inc.	471	8,371
The Jean Coutu Group PJC, Inc. Class A	1,400	27,198
Just Energy Group, Inc.	1,400	6,014
Kelt Exploration Ltd. (b)	2,100	12,012
Keyera Corp.	3,335	93,974
Killam Apartment REIT	4,587	51,891
Kinaxis, Inc. (b)	300	18,327
Kinder Morgan Canada Ltd. (d)	1,342	18,160
Kinross Gold Corp. (b)	19,838	85,539
Kirkland Lake Gold Ltd.	2,348	35,995
Klondex Mines Ltd. (a) (b)	2,500	6,484
Klondex Mines Ltd. (a) (b)	4,606	12,022
Knight Therapeutics, Inc. (b)	1,309	8,654
Labrador Iron Ore Royalty Corp.	755	16,337
Laurentian Bank of Canada	500	22,486
Linamar Corp.	900	52,418
Lions Gate Entertainment Corp. Class A (a) (b)	1,085	36,684
Lions Gate Entertainment Corp. Class B (b)	2,047	64,972
Lithium Americas Corp. (a) (b)	765	6,804
Loblaw Cos. Ltd.	3,869	209,979
Lucara Diamond Corp.	4,100	9,165
Lundin Gold, Inc. (a) (b)	1,300	4,685
Lundin Mining Corp.	12,083	80,361
MAG Silver Corp. (b)	835	10,310
Magellan Aerospace Corp.	200	3,343
Magna International, Inc.	6,131	347,472
Major Drilling Group International, Inc. (b)	1,200	6,740
Manulife Financial Corp.	35,329	736,934
Maple Leaf Foods, Inc.	1,180	33,626
Martinrea International, Inc.	1,200	15,313
Masonite International Corp. (b)	703	52,127
Maxar Technologies Ltd.	755	48,603
MDC Partners, Inc. Class A (b)	1,448	14,118
Medical Facilities Corp. (a)	400	4,528
MedReleaf Corp. (b)	419	7,080
MEG Energy Corp. (b)	3,200	13,085
Methanex Corp.	1,408	85,309
Metro, Inc.	3,766	120,590
Morguard REIT	400	4,391
Morneau Shepell, Inc.	655	11,620
MTY Food Group, Inc.	200	8,926
Mullen Group Ltd. (a)	1,400	17,531
National Bank of Canada	5,980	298,382
Nemaska Lithium, Inc. (a) (b)	4,401	8,228
Nevsun Resources Ltd.	4,407	10,728
New Flyer Industries, Inc.	704	30,243

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
New Gold, Inc. (b)	7,194	$23,637
NexGen Energy Ltd. (b)	4,300	10,981
Norbord, Inc.	600	20,310
The North West Co., Inc.	700	16,745
Northern Dynasty Minerals Ltd. (a) (b)	3,657	6,517
Northland Power, Inc. (a)	1,490	27,678
Northview Apartment REIT	2,767	55,010
NorthWest Healthcare Properties REIT	500	4,523
Novagold Resources, Inc. (b)	2,924	11,491
Novanta, Inc. (b)	839	41,950
Novelion Therapeutics, Inc. (b)	391	1,220
NuVista Energy Ltd. (b)	1,998	12,748
Obsidian Energy Ltd. (b)	6,500	8,067
OceanaGold Corp.	7,467	19,187
Onex Corp.	1,467	107,592
Open Text Corp.	4,934	175,497
Osisko Gold Royalties Ltd.	1,415	16,345
Osisko Mining, Inc. (b)	2,400	6,473
Painted Pony Energy Ltd. (a) (b)	2,012	4,274
Pan American Silver Corp.	1,962	30,562
Paramount Resources Ltd. Class A (b)	894	13,812
Parex Resources, Inc. (b)	1,878	27,132
Parkland Fuel Corp.	1,605	34,283
Pason Systems, Inc.	906	13,111
Pembina Pipeline Corp.	9,168	331,930
Pengrowth Energy Corp. (a) (b)	6,400	5,091
Peyto Exploration & Development Corp. (a)	2,169	25,935
Potash Corp. of Saskatchewan, Inc.	14,537	298,141
Power Corp. of Canada	6,064	156,159
Power Financial Corp.	4,118	113,155
PrairieSky Royalty Ltd. (a)	3,413	87,049
Precision Drilling Corp. (b)	4,185	12,685
Premier Gold Mines Ltd. (b)	2,300	6,587
Premium Brands Holdings Corp.	342	28,067
Pretium Resources, Inc. (b)	2,014	22,976
ProMetic Life Sciences, Inc. (a) (b)	9,700	10,032
Pure Industrial Real Estate Trust	15,364	82,748
Quebecor, Inc.	2,188	41,253
Raging River Exploration, Inc. (b)	2,566	16,331
Restaurant Brands International, Inc.	3,927	241,400
RioCan REIT	18,508	358,675
Ritchie Bros Auctioneers, Inc.	1,406	42,102
Rogers Communications, Inc. Class B	6,407	326,466
Rogers Sugar, Inc.	1,200	6,033
Royal Bank of Canada	25,556	2,086,972
Russel Metals, Inc.	815	18,913
Sandstorm Gold Ltd. (a) (b)	2,700	13,489
Saputo, Inc.	3,512	126,231
Savaria Corp.	287	4,160
Seabridge Gold, Inc. (a) (b)	500	5,676
Secure Energy Services, Inc.	1,908	13,297
SEMAFO, Inc. (b)	3,697	10,500

	Number of Shares	Value
Seven Generations Energy Ltd. Class A (b)	4,202	$59,436
Shaw Communications, Inc. Class B	7,421	169,378
ShawCor Ltd.	904	19,720
Shopify, Inc. Class A (b)	1,463	147,941
Sienna Senior Living, Inc.	700	10,146
Sierra Wireless, Inc. (b)	357	7,299
Silvercorp Metals, Inc. (a)	2,500	6,523
Sleep Country Canada Holdings, Inc. (d)	500	13,286
SmartCentres REIT	6,523	160,402
SNC-Lavalin Group, Inc.	3,121	141,649
Spartan Energy Corp. (b)	2,366	13,533
Spin Master Corp. (b) (d)	284	12,205
Sprott, Inc.	2,300	4,465
SSR Mining, Inc. (b)	1,492	13,140
Stantec, Inc.	1,410	39,440
The Stars Group, Inc. (b)	1,599	37,208
Stella-Jones, Inc.	598	24,025
Stornoway Diamond Corp. (a) (b)	5,800	3,045
Student Transportation, Inc. (a)	1,223	7,531
Sun Life Financial, Inc.	10,587	436,956
Suncor Energy, Inc.	28,797	1,057,265
Superior Plus Corp.	1,690	15,959
Surge Energy, Inc. (a)	3,100	5,154
Tahoe Resources, Inc.	6,346	30,397
Tahoe Resources, Inc.	3,788	18,172
Tamarack Valley Energy Ltd. (b)	2,000	4,551
Taseko Mines Ltd. (b)	2,961	6,925
Teck Resources Ltd. Class B	9,743	254,775
Telus Corp.	3,187	120,736
TFI International, Inc. (a)	1,140	29,801
Thomson Reuters Corp.	4,948	215,673
Timbercreek Financial Corp.	1,000	7,653
TMAC Resources, Inc. (a) (b)	500	3,842
TMX Group Ltd.	524	29,364
TORC Oil & Gas Ltd.	1,968	11,805
Torex Gold Resources, Inc. (b)	1,100	10,440
Toromont Industries Ltd.	1,009	44,229
The Toronto-Dominion Bank	32,300	1,892,518
Total Energy Services, Inc.	461	5,450
Tourmaline Oil Corp. (b)	4,524	81,986
TransAlta Corp.	3,900	23,115
TransAlta Renewables, Inc.	1,500	15,978
TransCanada Corp.	15,389	749,005
Transcontinental, Inc. Class A	750	14,821
Trevali Mining Corp. (b)	8,413	10,173
Trican Well Service Ltd. (b)	4,510	14,639
Tricon Capital Group, Inc.	1,666	15,308
Trinidad Drilling Ltd. (a) (b)	4,800	6,492
Turquoise Hill Resources Ltd. (b)	20,700	70,647
Ultra Petroleum Corp. (b)	5,093	46,143
Uni-Select, Inc.	459	10,374

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Uranium Participation Corp. (b)	1,800	$6,057
Valeant Pharmaceuticals International, Inc. (b)	5,297	110,407
Valener, Inc.	600	10,840
VBI Vaccines, Inc. (b)	591	2,524
Vermilion Energy, Inc. (a)	2,289	83,183
Wajax Corp.	300	5,888
West Fraser Timber Co. Ltd.	1,300	80,224
Western Forest Products, Inc.	5,500	10,720
WestJet Airlines Ltd.	400	8,388
Westshore Terminals Investment Corp.	726	15,184
Wheaton Precious Metals Corp.	7,631	168,708
Whitecap Resources, Inc.	4,864	34,632
Winpak Ltd.	407	15,153
WPT Industrial REIT	300	3,816
WSP Global, Inc. (a)	1,167	55,620
XBiotech, Inc. (a) (b)	590	2,325
Yamana Gold, Inc. (a)	12,597	39,284

		30,757,335

Cayman Islands — 1.4%
3SBio, Inc. (b) (d)	13,500	26,464
58.com, Inc. ADR (a) (b)	1,300	93,041
AAC Technologies Holdings, Inc.	10,500	186,737
Agile Group Holdings Ltd.	22,000	33,385
Airtac International Group	2,000	35,864
Alibaba Group Holding Ltd. Sponsored ADR (b)	16,151	2,784,917
Ambarella, Inc. (b)	828	48,645
ANTA Sports Products Ltd.	15,000	68,042
ASM Pacific Technology Ltd.	4,500	62,591
Atlas Financial Holdings, Inc. (b)	281	5,775
Autohome, Inc. ADR (b)	700	45,269
Baidu, Inc. Sponsored ADR (b)	3,843	900,069
Bright Smart Securities & Commodities Group Ltd.	6,000	1,828
Camsing International Holding Ltd. (b)	6,000	5,053
Chailease Holding Co. Ltd.	18,000	52,323
China Conch Venture Holdings Ltd.	23,000	53,201
China Evergrande Group (b)	46,000	157,545
China Huishan Dairy Holdings Co. Ltd. (b) (c)	44,000	2,365
China LNG Group Ltd. (b)	28,000	4,580
China Medical System Holdings Ltd.	19,000	44,282
China Mengniu Dairy Co. Ltd.	39,000	115,953
China Resources Land Ltd.	38,000	111,602
China State Construction International Holdings Ltd.	29,250	40,806
CK Asset Holdings Ltd.	173,500	1,516,547
CK Hutchison Holdings Ltd.	48,000	602,639
CK Life Sciences Int’l Holdings, Inc.	42,000	3,226

	Number of Shares	Value
Consolidated Water Co. Ltd.	419	$5,279
Convoy Global Holdings Ltd. (b) (c)	42,000	898
Country Garden Holdings Co. Ltd.	75,000	142,507
Ctrip.com International Ltd. ADR (b)	5,505	242,771
Endeavour Mining Corp. (b)	875	17,841
ENN Energy Holdings Ltd.	10,000	70,949
Fabrinet (b)	947	27,179
Far East Consortium International Ltd.	15,728	9,458
FIH Mobile Ltd.	39,000	11,880
Freeman FinTech Corp. Ltd. (b)	100,000	6,653
Fresh Del Monte Produce, Inc.	757	36,086
Fullshare Holdings Ltd.	98,000	45,138
GCL-Poly Energy Holdings Ltd. (b)	186,000	33,135
Geely Automobile Holdings Ltd.	69,000	236,754
General Interface Solution Holding Ltd.	3,000	20,023
Global Indemnity Ltd. (b)	195	8,194
Goodbaby International Holdings Ltd.	11,000	6,040
Greenlight Capital Re Ltd. Class A (b)	817	16,422
Haitian International Holdings Ltd.	9,000	27,067
Health and Happiness H&H International Holdings Ltd. (b)	2,500	16,592
Hengan International Group Co. Ltd.	10,000	110,994
Herbalife Ltd. (a) (b)	1,292	87,494
HKBN Ltd.	13,500	17,072
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	8,025
Ichor Holdings Ltd. (b)	468	11,513
JD.com, Inc. ADR (b)	9,224	382,058
Kingboard Chemical Holdings Ltd.	9,000	48,565
Kingsoft Corp. Ltd.	11,000	36,489
Lee & Man Paper Manufacturing Ltd.	22,000	26,013
Leyou Technologies Holdings Ltd. (b)	15,000	3,417
Longfor Properties Co. Ltd.	21,500	53,871
Macau Legend Development Ltd. (b)	26,000	3,871
Meitu, Inc. (b) (d)	18,000	25,043
Melco Resorts & Entertainment Ltd. ADR	4,360	126,614
MGM China Holdings Ltd.	20,400	61,707
Microport Scientific Corp.	5,015	4,846
Minth Group Ltd.	14,000	84,248
Momo, Inc. Sponsored ADR (b)	1,500	36,720
Nameson Holdings Ltd.	10,000	4,033
Neo Telemedia Ltd.	68,000	2,089
NetEase, Inc. ADR	1,110	383,028
New Oriental Education & Technology Group, Inc. Sponsored ADR	1,900	178,600
Nexteer Automotive Group Ltd.	12,000	28,540
O Luxe Holdings Ltd. (b)	24,000	4,917
OP Financial Investments Ltd.	22,298	7,878
Pacific Textiles Holdings Ltd.	10,000	10,558
Phoenix Group Holdings	4,772	50,178
Regina Miracle International Holdings Ltd. (d)	5,000	4,934

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SA SA International Holdings Ltd.	16,467	$6,338
Sands China Ltd.	42,800	220,286
Semiconductor Manufacturing International Corp. (b)	38,700	66,733
Shenzhou International Group Holdings Ltd.	11,000	104,480
Shimao Property Holdings Ltd.	15,500	33,718
SINA Corp. (b)	800	80,248
Sino Biopharmaceutical Ltd.	61,000	107,948
SITC International Holdings Co. Ltd.	19,000	18,775
SMART Global Holdings, Inc. (b)	145	4,887
SOHO China Ltd.	26,000	15,206
Sunac China Holdings Ltd.	29,000	119,541
SUNeVision Holdings Ltd.	11,000	8,303
Sunny Optical Technology Group Co. Ltd.	9,798	124,115
TAL Education Group Sponsored ADR	4,005	118,989
Tencent Holdings Ltd.	79,877	4,129,240
Theravance Biopharma, Inc. (a) (b)	1,095	30,540
Tingyi Cayman Islands Holding Corp.	28,000	54,424
The United Laboratories International Holdings Ltd. (b)	8,000	6,502
Value Partners Group Ltd.	12,000	12,699
Vipshop Holdings Ltd. ADR (b)	5,700	66,804
Vision Fame International Holding Ltd. (b)	42,000	1,637
VSTECS Holdings Ltd.	10,000	6,168
Want Want China Holdings Ltd.	71,000	59,404
Weibo Corp. Sponsored ADR (a) (b)	665	68,801
WH Group Ltd. (d)	147,037	165,740
Wharf Real Estate Investment Co. Ltd. (b)	78,612	523,218
Wynn Macau Ltd.	25,600	80,656
Xinyi Glass Holdings Co. Ltd.	22,000	28,661
YY, Inc. ADR (a) (b)	600	67,836
Zhen Ding Technology Holding Ltd.	6,000	13,191

		16,132,018

Chile — 0.1%
AES Gener SA	45,565	14,956
Aguas Andinas SA Class A	41,816	27,452
Banco de Chile	341,814	54,877
Banco de Credito e Inversiones	617	42,510
Banco Santander Chile	887,916	69,400
Cencosud SA	19,977	58,756
Cia Cervecerias Unidas SA	1,995	29,857
Colbun SA	117,395	26,422
Empresa Nacional de Telecomunicaciones SA	2,168	24,379
Empresas CMPC SA	17,291	59,001
Empresas COPEC SA	6,411	101,572

	Number of Shares	Value
Enel Americas SA	393,779	$87,663
Enel Chile SA	255,901	30,351
Enel Generacion Chile SA	44,217	40,092
Itau CorpBanca	2,123,668	19,325
Latam Airlines Group SA	4,168	58,822
SACI Falabella	9,975	99,604

		845,039

China — 0.6%
Agricultural Bank of China Ltd. Class H	365,000	169,858
Air China Ltd. Class H	24,000	29,063
Aluminum Corp. of China Ltd. Class H (b)	56,000	40,117
Anhui Conch Cement Co. Ltd. Class H	17,000	79,949
AviChina Industry & Technology Co. Ltd. Class H	32,000	17,024
Bank of China Ltd. Class H	1,109,149	544,268
Bank of Communications Co. Ltd. Class H	121,000	89,697
Beijing Capital International Airport Co. Ltd. Class H	22,000	33,092
BYD Co. Ltd. Class H	9,000	78,113
CGN Power Co. Ltd. Class H (d)	144,000	38,990
China Cinda Asset Management Co. Ltd. Class H	120,000	43,922
China CITIC Bank Class H	128,000	80,155
China Communications Construction Co. Ltd. Class H	64,000	72,675
China Communications Services Corp. Ltd. Class H	34,000	22,741
China Construction Bank Corp. Class H	1,180,198	1,085,575
China Everbright Bank Co. Ltd. Class H	42,000	19,588
China Galaxy Securities Co. Ltd. Class H	46,500	34,276
China Huarong Asset Management Co. Ltd. (d)	138,798	65,370
China Life Insurance Co. Ltd. Class H	104,000	324,661
China Longyuan Power Group Corp. Class H	42,000	29,855
China Merchants Bank Co. Ltd. Class H	55,000	218,867
China Molybdenum Co. Ltd. Class H	51,000	32,566
China National Building Material Co. Ltd. Class H	42,000	37,389
China Oilfield Services Ltd. Class H	26,000	25,316
China Pacific Insurance Group Co. Ltd. Class H	37,400	178,876
China Petroleum & Chemical Corp. Class H	360,000	263,776
China Railway Construction Corp. Ltd. Class H	26,500	30,702

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Railway Group Ltd. Class H	54,000	$39,946
China Shenhua Energy Co. Ltd. Class H	47,000	121,583
China Southern Airlines Co. Ltd. Class H	28,000	28,912
China Telecom Corp. Ltd. Class H	190,000	90,402
China Vanke Co. Ltd. Class H	16,600	66,102
Chongqing Rural Commercial Bank Class H	38,000	26,844
CITIC Securities Co. Ltd. Class H	31,000	63,747
CRRC Corp. Ltd. Class H	57,000	60,924
Dongfeng Motor Group Co. Ltd. Class H	36,000	43,577
Fuyao Glass Industry Group Co. Ltd. Class H (d)	6,727	28,335
GF Securities Co. Ltd. Class H	19,200	38,552
Great Wall Motor Co. Ltd. Class H	44,500	50,947
Guangzhou Automobile Group Co. Ltd. Class H	30,000	70,861
Guangzhou R&F Properties Co. Ltd. Class H	12,800	28,858
Haitong Securities Co. Ltd. Class H	45,200	65,489
Huaneng Power International, Inc. Class H	56,000	35,104
Huaneng Renewables Corp. Ltd. Class H	70,000	23,662
Huatai Securities Co. Ltd. Class H (d)	22,800	45,274
Industrial & Commercial Bank of China Ltd. Class H	1,035,238	830,175
Jiangsu Expressway Co. Ltd. Class H	16,000	24,365
Jiangxi Copper Co. Ltd. Class H	17,000	26,934
New China Life Insurance Co. Ltd. Class H	11,100	75,517
The People’s Insurance Co. Group Ltd. Class H	103,000	50,551
PetroChina Co. Ltd. Class H	294,319	205,391
PICC Property & Casualty Co. Ltd. Class H	64,000	122,770
Ping An Insurance Group Co. of China Ltd. Class H	73,322	763,149
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	28,000	20,338
Shanghai Electric Group Co. Ltd. Class H (b)	42,000	17,284
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,000	44,903
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	12,800	18,526
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,700	26,194
Sinopec Shanghai Petrochemical Co. Ltd. Class H	50,000	28,483
Sinopharm Group Co. Ltd. Class H	16,400	70,638
TravelSky Technology Ltd. Class H	13,000	38,958
Tsingtao Brewery Co. Ltd. Class H	6,000	30,922
Weichai Power Co. Ltd. Class H	28,000	30,672

	Number of Shares	Value
Yanzhou Coal Mining Co. Ltd. Class H	26,000	$30,305
Zhejiang Expressway Co. Ltd. Class H	22,000	24,187
Zhuzhou CSR Times Electric Co. Ltd. Class H	7,400	48,068
Zijin Mining Group Co. Ltd. Class H	80,000	30,176
ZTE Corp. Class H (b)	10,400	38,872

		7,212,978

Colombia — 0.0%
Bancolombia SA	3,429	34,398
Cementos Argos SA	5,924	22,882
Ecopetrol SA	69,946	51,179
Grupo Argos SA	3,852	26,963
Grupo de Inversiones Suramericana SA	3,575	48,278
Interconexion Electrica SA ESP	5,085	24,194

		207,894

Cyprus — 0.0%
Songa Offshore (b)	1,100	8,056

Czech Republic — 0.0%
CEZ AS	2,246	52,369
Komercni banka AS	1,019	43,736
Moneta Money Bank AS (d)	6,396	24,726
O2 Czech Republic AS	706	9,163

		129,994

Denmark — 0.5%
ALK-Abello A/S	82	9,767
Alm Brand A/S	578	7,541
Ambu A/S	386	34,582
AP Moller — Maersk A/S Class A	69	114,990
AP Moller — Maersk A/S Class B	112	195,176
Bakkafrost P/F	554	23,379
Bang & Olufsen A/S (b)	523	12,546
Bavarian Nordic A/S (b)	370	13,371
Carlsberg A/S Class B	1,871	224,102
Chr Hansen Holding A/S	1,686	158,123
Coloplast A/S Class B	2,005	158,988
D/S Norden A/S (b)	355	6,629
Danske Bank A/S	12,924	502,437
Dfds A/S	411	21,923
DSV A/S	3,411	268,554
FLSmidth & Co. A/S	499	28,988
Genmab A/S (b)	1,069	177,266
GN Store Nord A/S	1,824	58,929
H Lundbeck A/S	1,195	60,771
IC Group A/S	149	3,490
ISS A/S	3,052	117,731
Jyske Bank A/S Registered	829	47,047
Matas A/S	573	7,246
Nets A/S (b) (d)	1,586	41,714
Nilfisk Holding A/S (b)	332	19,445

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NKT A/S (b)	326	$14,882
NNIT A/S (d)	176	4,858
Novo Nordisk A/S Class B	32,652	1,754,888
Novozymes A/S Class B	4,034	230,456
Orsted A/S (d)	3,413	185,943
Pandora A/S	1,931	210,150
Per Aarsleff Holding A/S	280	8,817
Rockwool International A/S Class B	106	30,044
Royal Unibrew A/S	602	36,004
Scandinavian Tobacco Group A/S Class A (d)	666	12,881
Schouw & Co.	136	12,744
SimCorp A/S	494	28,124
Solar A/S Class B	87	5,713
Spar Nord Bank A/S	1,006	11,671
Sydbank A/S	903	36,320
TDC A/S	12,708	78,087
Topdanmark A/S (b)	747	32,217
Tryg A/S	2,164	53,947
Vestas Wind Systems A/S	3,927	269,182
William Demant Holding A/S (b)	2,010	55,954
Zealand Pharma A/S (a) (b)	385	5,270

		5,392,887

Egypt — 0.0%
Commercial International Bank Egypt SAE	13,854	60,543
Egyptian Financial Group-Hermes Holding Co.	7,272	9,652
Global Telecom Holding SAE (b)	32,702	13,611

		83,806

Finland — 0.3%
Amer Sports OYJ	1,554	43,047
Atria OYJ	36	523
Cargotec OYJ Class B	510	28,854
Caverion OYJ (a) (b)	1,300	9,172
Citycon OYJ (a)	24,251	62,780
Cramo OYJ	541	12,810
DNA Oyj	727	13,641
Elisa OYJ	2,365	92,715
F-Secure OYJ	1,232	5,749
Ferratum OYJ	146	5,327
Finnair OYJ	825	12,691
Fortum OYJ	8,220	162,718
Huhtamaki OYJ	1,185	49,611
Kemira OYJ	1,304	17,966
Kesko OYJ Class B	869	47,178
Kone OYJ Class B	5,994	321,645
Konecranes OYJ	830	37,921
Lehto Group OYJ	319	4,840
Metsa Board OYJ	2,261	19,335
Metso OYJ	2,214	75,528
Neste OYJ	2,411	154,292

	Number of Shares	Value
Nokia OYJ	104,120	$486,327
Nokian Renkaat OYJ	2,274	103,000
Oriola OYJ Class B	1,585	5,306
Orion OYJ Class B	2,057	76,605
Outokumpu OYJ	4,107	38,117
Outotec OYJ (a) (b)	1,759	14,930
Ponsse OYJ	156	4,937
Ramirent OYJ	842	7,882
Sampo OYJ Class A	7,618	418,498
Sanoma OYJ	984	12,771
Stockmann OYJ Abp Class B (b)	492	2,562
Stora Enso OYJ Class R	10,156	160,784
Technopolis OYJ	7,761	38,936
Tieto OYJ	686	21,362
Tikkurila Oyj	431	9,196
Tokmanni Group Corp.	733	6,371
UPM-Kymmene OYJ	9,475	293,994
Uponor OYJ	748	15,056
Valmet OYJ	1,679	33,085
Wartsila OYJ Abp	2,540	160,064
YIT OYJ (a)	1,435	10,957

		3,099,083

France — 2.6%
AB Science SA (b)	232	2,320
ABC arbitrage	441	3,323
Accor SA	3,209	165,410
Aeroports de Paris	488	92,712
Air France KLM (b)	2,215	36,011
Air Liquide SA	7,468	939,259
Albioma SA	408	10,299
ALD SA (b) (d)	1,301	20,130
Alstom SA	2,766	114,801
Altamir	258	4,718
Alten SA	375	31,293
Altran Technologies SA	2,035	33,835
Amundi SA (d)	1,042	88,209
Arkema SA	1,259	152,993
Assystem	142	5,093
Atos SE	1,641	238,865
AXA SA	33,913	1,005,129
Axway Software SA	113	3,090
Beneteau SA	540	12,916
BioMerieux	744	66,663
BNP Paribas SA	19,620	1,463,139
Boiron SA	96	8,621
Bollore SA	13,542	73,563
Bollore SA (b)	99	540
Bonduelle SCA	201	10,628
Bourbon Corp. (a)	377	3,166
Bouygues SA	3,638	188,989
Bureau Veritas SA	4,306	117,728
Capgemini SE	2,856	337,986
Carmila SA	857	23,870

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Carrefour SA	10,630	$230,047
Casino Guichard Perrachon SA	1,091	66,074
Cellectis SA (b)	343	9,904
Chargeurs Sa (b)	3	89
Chargeurs SA	269	8,166
Cie de Saint-Gobain	8,770	482,663
Cie des Alpes	116	4,540
Cie Generale des Etablissements Michelin	2,929	419,563
CNP Assurances	3,429	79,123
Coface SA (b)	1,290	13,797
Credit Agricole SA	20,493	338,539
Danone SA	10,682	895,553
Dassault Aviation SA	49	76,175
Dassault Systemes SE	2,291	243,319
DBV Technologies SA (b)	245	12,159
Derichebourg SA	858	9,362
Devoteam SA	66	5,923
Direct Energie	133	6,298
Edenred	3,712	107,539
Eiffage SA	1,227	134,443
Electricite de France SA	9,990	124,623
Elior Group SA (d)	1,490	30,738
Elis SA	976	26,944
Elis SA	1,175	32,103
Engie SA	32,476	557,983
Eramet (b)	104	12,351
Essilor International Cie Generale d’Optique SA	3,632	500,835
Esso SA Francaise (b)	22	1,512
Euler Hermes Group	214	31,276
Eurazeo SA	602	55,527
Europcar Groupe SA (d)	1,159	14,223
Eutelsat Communications SA	3,444	79,518
Faurecia	1,338	104,339
FFP	91	10,939
FIGEAC-AERO (b)	134	3,041
Fnac Darty SA (b)	204	24,636
Fonciere Des Regions	2,315	262,300
Gaztransport Et Technigaz SA	313	18,814
Gecina SA	3,052	563,099
Genfit (b)	407	11,679
Getlink SE	8,705	111,957
GL Events	109	3,203
Groupe Crit	35	3,056
Groupe Guillin	87	3,592
Guerbet	78	7,419
Haulotte Group SA	140	2,710
Hermes International	561	300,299
ICADE	2,127	209,057
ID Logistics Group (b)	34	5,508
Iliad SA	433	103,762
Imerys SA	705	66,413

	Number of Shares	Value
Ingenico Group SA	969	$103,400
Innate Pharma SA (b)	632	3,602
Interparfums SA	170	7,038
Ipsen SA	656	78,356
Ipsos	397	14,602
Jacquet Metal Service	186	6,131
JCDecaux SA	1,513	60,967
Kaufman & Broad SA	219	10,402
Kering	1,352	637,366
Klepierre	13,545	595,641
Korian SA	527	18,616
L’Oreal SA	4,473	990,903
Lagardere S.C.A	2,338	74,902
Legrand SA	4,786	367,957
LISI	225	10,825
LNA Sante SA	85	6,006
LVMH Moet Hennessy Louis Vuitton SE	4,848	1,424,099
Maisons du Monde SA (d)	560	25,324
Manitou BF SA	124	4,538
Marie Brizard Wine & Spirits SA (b)	115	1,736
Mercialys SA	2,810	62,174
Mersen	202	9,028
Metropole Television SA	388	10,024
MGI Coutier	141	5,695
Natixis SA	17,420	137,807
Naturex (b)	87	9,234
Neopost SA	424	12,173
Nexans SA	362	22,157
Nexity SA	576	34,284
Oeneo SA	409	5,031
Orange SA	35,426	614,743
Orpea	566	66,748
Parrot SA (b)	257	2,719
Pernod Ricard SA	3,771	596,914
Peugeot SA	10,346	210,164
Pierre & Vacances SA (b)	58	3,190
Plastic Omnium SA	810	36,823
Plastivaloire	143	3,203
Publicis Groupe SA	3,538	240,360
Rallye SA	355	6,311
Remy Cointreau SA	367	50,847
Renault SA	3,413	343,033
Rexel SA	5,775	104,738
Rubis SCA	1,086	76,777
Safran SA	5,848	601,346
Sanofi	19,805	1,705,281
Sartorius Stedim Biotech	348	25,173
Schneider Electric SE	10,007	848,705
SCOR SE	2,901	116,722
SEB SA	428	79,299
Societe BIC SA	420	46,184
Societe Generale SA	13,545	698,348

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Societe Television Francaise 1	644	$9,468
Sodexo SA	1,620	217,511
SOITEC (b)	239	16,987
Solocal Group (b)	8,258	8,231
Sopra Steria Group	189	35,290
SPIE SA	1,396	36,349
SRP Groupe SA (a) (b) (d)	197	1,499
Ste Industrielle d’Aviation Latecoere SA (b)	1,117	7,647
Suez	5,948	104,563
Synergie SA	120	6,313
Tarkett SA	378	15,843
Technicolor SA Registered	4,426	15,181
Teleperformance	1,010	144,567
Thales SA	1,862	200,371
Total SA	41,918	2,312,838
Trigano SA	96	16,963
Ubisoft Entertainment SA (b)	1,135	87,331
Unibail-Rodamco SE	6,422	1,617,872
Valeo SA	4,242	316,122
Vallourec SA (a) (b)	3,787	22,870
Veolia Environnement SA	8,714	222,328
Vicat SA	210	16,575
Vinci SA	8,931	911,203
Virbac SA (b)	57	8,447
Vivendi SA	17,988	483,698
Wendel SA	556	96,322
Worldline SA (b) (d)	483	23,435
Zodiac Aerospace	3,940	117,855

		29,983,356

Germany — 2.6%
Aareal Bank AG	701	31,725
adidas AG	3,280	654,767
ADLER Real Estate AG (b)	1,672	26,609
ADVA Optical Networking SE (b)	602	4,360
AIXTRON SE (b)	1,472	20,259
Allianz SE Registered	7,932	1,816,536
alstria office REIT-AG	8,025	123,936
Amadeus Fire AG	52	4,811
Aumann AG (b) (d)	79	6,044
AURELIUS Equity Opportunities SE & Co. KGaA	324	22,146
Aurubis AG	441	40,814
Axel Springer SE	814	63,425
BASF SE	16,163	1,773,811
Basler AG	18	4,204
Bauer AG	118	4,233
Bayer AG Registered	14,552	1,809,906
Bayerische Motoren Werke AG	5,879	610,667
BayWa AG	204	7,837
Bechtle AG	388	32,203
Beiersdorf AG	1,751	205,229

	Number of Shares	Value
Bertrandt AG	80	$9,755
bet-at-home.com AG	39	4,854
Bilfinger Berger AG	392	18,562
Biotest AG	111	2,896
Borussia Dortmund GmbH & Co. KGaA	577	4,232
Brenntag AG	2,646	166,913
CANCOM SE	226	18,782
Capital Stage AG	1,138	8,823
Carl Zeiss Meditec AG	507	31,428
CECONOMY AG	2,336	35,334
CENTROTEC Sustainable AG	114	2,110
Cewe Stiftung & Co. KGAA	74	7,819
comdirect bank AG	403	5,528
Commerzbank AG (b)	18,688	280,306
CompuGroup Medical SE	287	18,792
Continental AG	1,930	521,052
Covestro AG (d)	2,167	222,816
CTS Eventim AG & Co. KGaA	620	28,858
Daimler AG Registered	16,765	1,423,559
Deutsche Bank AG Registered	36,674	695,973
Deutsche Beteiligungs AG	164	9,260
Deutsche Boerse AG	3,326	385,531
Deutsche EuroShop AG	2,884	117,402
Deutsche Lufthansa AG Registered	4,474	164,465
Deutsche Pfandbriefbank AG (d)	1,331	21,285
Deutsche Post AG Registered	16,988	807,013
Deutsche Telekom AG Registered	59,016	1,046,626
Deutsche Wohnen SE	22,917	999,202
Deutz AG	1,698	15,404
DIC Asset AG	2,410	30,370
Diebold Nixdorf AG	111	9,699
DMG Mori AG	251	13,816
Draegerwerk AG & Co. KGaA	40	2,931
Drillisch AG	968	79,902
Duerr AG	343	43,690
E.ON SE	38,170	413,865
Elmos Semiconductor AG	151	4,157
ElringKlinger AG	386	8,632
Evonik Industries AG	2,780	104,296
Evotec AG (b)	1,601	25,771
Fraport AG Frankfurt Airport Services Worldwide	674	74,146
Freenet AG	1,622	59,828
Fresenius Medical Care AG & Co. KGaA	3,885	409,181
Fresenius SE & Co. KGaA	7,351	572,350
GEA Group AG	3,121	149,649
Gerresheimer AG	413	34,139
Gerry Weber International AG	356	4,082
GFT Technologies SE	233	3,645
Grammer AG	145	8,998
GRENKE AG	351	33,217

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hamborner REIT AG	4,612	$54,634
Hamburger Hafen und Logistik AG	368	10,415
Hannover Rueck SE	1,116	140,032
Hapag-Lloyd AG (b) (d)	543	21,819
HeidelbergCement AG	2,606	282,105
Heidelberger Druckmaschinen AG (b)	3,378	11,633
Henkel AG & Co. KGaA	1,807	216,931
HOCHTIEF AG	384	67,679
Hornbach Baumarkt AG	128	4,736
HUGO BOSS AG	1,251	106,116
Hypoport AG (b)	42	7,311
Indus Holding AG	217	15,434
Infineon Technologies AG	19,916	543,951
Innogy SE (d)	2,219	86,475
Isra Vision AG	46	11,719
Jenoptik AG	679	22,383
JOST Werke AG (b) (d)	107	5,396
K+S AG Registered	3,790	94,394
KION Group AG	1,191	102,755
Kloeckner & Co. SE	975	11,986
Koenig & Bauer AG	181	13,598
KPS AG	190	3,191
Krones AG	199	27,334
KWS Saat SE	27	10,782
LANXESS AG	1,516	120,541
LEG Immobilien AG	3,836	437,843
Leoni AG	398	29,687
Linde AG (b)	3,311	774,564
MAN SE	604	69,163
Manz AG (b)	75	2,823
MBB SE	28	2,922
Merck KGaA	2,245	241,763
METRO AG (b)	3,681	73,522
MLP SE	939	6,335
MorphoSys AG (b)	367	33,596
MTU Aero Engines AG	921	164,727
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,733	592,487
Nemetschek SE	252	22,591
Nordex SE (a) (b)	636	6,769
Norma Group SE	419	27,978
OHB SE	53	2,837
OSRAM Licht AG	1,776	159,011
PATRIZIA Immobilien AG (b)	549	12,688
Pfeiffer Vacuum Technology AG	80	14,951
ProSiebenSat.1 Media SE	3,948	135,932
Rational AG	44	28,258
Rheinmetall AG	577	73,268
Rhoen-Klinikum AG	370	13,237
RIB Software AG	488	14,487
Rocket Internet SE (b) (d)	732	18,534
RWE AG (b)	9,072	184,994

	Number of Shares	Value
Salzgitter AG	500	$28,421
SAP SE	17,225	1,931,437
Scout24 AG (d)	1,181	48,235
SGL Carbon SE (b)	879	12,014
Siemens AG Registered	13,460	1,867,562
Siltronic AG (b)	277	40,205
Sixt Leasing SE	193	4,400
Sixt SE	176	15,691
SLM Solutions Group AG (a) (b)	167	9,564
SMA Solar Technology AG (a)	169	7,296
Software AG	652	36,669
STADA Arzneimittel AG	327	34,640
STRATEC Biomedical AG	75	5,815
Stroeer SE & Co KGaA	344	25,276
Suedzucker AG	976	21,118
Surteco SE	111	3,580
Symrise AG	2,144	183,819
TAG Immobilien AG	8,636	163,778
Takkt AG	446	10,073
Telefonica Deutschland Holding AG	14,834	74,493
thyssenkrupp AG	7,649	222,112
TLG Immobilien AG	4,916	130,535
TUI AG	7,456	154,380
Uniper Se	3,643	113,636
United Internet AG Registered	2,055	141,348
VERBIO Vereinigte BioEnergie AG	167	1,633
Volkswagen AG	538	108,925
Vonovia SE	30,894	1,529,256
Vossloh AG (b)	148	8,306
VTG AG	173	9,883
Wacker Chemie AG	216	42,018
Wacker Neuson SE	399	14,386
Washtec AG	131	12,369
Wirecard AG	2,101	234,566
Wuestenrot & Wuerttembergische AG	334	9,358
XING SE	40	12,842
Zalando SE (b) (d)	1,807	95,213
zooplus AG (b)	69	12,413

		28,940,048

Greece — 0.0%
Alpha Bank AE (b)	19,508	41,812
Eurobank Ergasias SA (b)	26,850	27,374
FF Group (b)	546	12,421
Hellenic Telecommunications Organization SA	3,518	48,542
JUMBO SA	1,289	23,006
National Bank of Greece SA (b)	79,699	30,342
OPAP SA	3,265	41,085
Piraeus Bank SA (b)	4,220	15,538
Titan Cement Co. SA	674	18,511

		258,631

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 1.2%
AIA Group Ltd.	210,800	$1,797,769
The Bank of East Asia Ltd.	24,134	104,429
Beijing Enterprises Holdings Ltd.	7,000	41,397
BOC Hong Kong Holdings Ltd.	66,000	333,823
BYD Electronic International Co. Ltd.	9,500	20,690
Champion REIT	115,000	84,314
China Everbright International Ltd.	33,000	47,132
China Everbright Ltd.	12,000	26,770
China Jinmao Holdings Group Ltd	56,000	24,567
China Merchants Holdings International Co. Ltd.	17,899	46,845
China Minsheng Banking Corp. Ltd. Class H	78,000	78,008
China Mobile Ltd.	85,788	868,367
China Overseas Land & Investment Ltd.	54,000	173,802
China Resources Beer Holdings Company Ltd.	24,000	86,139
China Resources Pharmaceutical Group Ltd. (d)	26,000	33,692
China Resources Power Holdings Co. Ltd.	28,000	52,132
China Taiping Insurance Holdings Co. Ltd.	23,200	86,463
China Unicom Ltd. (b)	84,000	113,683
Chong Hing Bank Ltd.	3,000	6,435
CITIC Ltd.	81,000	116,822
CITIC Telecom International Holdings Ltd.	22,000	5,815
CLP Holdings Ltd.	28,500	291,650
CNOOC Ltd.	251,345	361,343
CSPC Pharmaceutical Group Ltd.	66,000	133,254
Dah Sing Banking Group Ltd.	6,000	13,024
Dah Sing Financial Holdings Ltd.	1,600	10,241
Far East Horizon Ltd.	26,000	22,190
Fosun International Ltd.	36,000	79,497
Galaxy Entertainment Group Ltd.	42,000	335,850
Guangdong Investment Ltd.	40,000	53,544
Guotai Junan International Holdings Ltd.	30,000	9,373
Hang Lung Group Ltd.	13,000	47,825
Hang Lung Properties Ltd.	129,000	314,805
Hang Seng Bank Ltd.	13,600	337,201
Henderson Land Development Co. Ltd.	70,400	463,992
HK Electric Investments & HK Electric Investments Ltd. Class SS (d)	51,000	46,671
HKT Trust & HKT Ltd.	63,000	80,340
Hong Kong & China Gas Co. Ltd.	145,400	285,011
Hong Kong Exchanges & Clearing Ltd.	20,553	627,773
Hopewell Holdings Ltd.	7,000	25,726

	Number of Shares	Value
Hysan Development Co. Ltd.	38,000	$201,696
Lai Sun Development Co. Ltd.	3,600	6,128
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	13,500	5,892
Lenovo Group Ltd.	106,000	59,827
Link REIT	143,500	1,329,753
Liu Chong Hing Investment Ltd.	2,000	3,456
Mason Group Holdings Ltd. (b)	387,200	6,390
Melco International Development Ltd.	10,000	29,332
MTR Corp. Ltd.	25,162	147,442
New World Development Co. Ltd.	357,413	537,003
PCCW Ltd.	81,000	47,036
Power Assets Holdings Ltd.	23,500	198,323
Prosperity REIT	18,000	7,695
Regal REIT	18,000	5,506
Shanghai Industrial Holdings Ltd.	7,000	20,067
Shun Tak Holdings Ltd.	20,000	7,795
Singamas Container Holdings Ltd.	18,000	3,661
Sino Land Co. Ltd.	193,766	343,055
Sino-Ocean Land Holdings Ltd.	39,500	27,160
SJM Holdings Ltd.	37,000	33,053
Sun Art Retail Group Ltd.	34,500	36,428
Sun Hung Kai & Co. Ltd.	10,000	6,382
Sun Hung Kai Properties Ltd.	92,000	1,532,521
Sunlight REIT	16,000	10,976
Swire Pacific Ltd. Class A	8,000	74,046
Swire Properties Ltd.	70,200	226,414
Techtronic Industries Co. Ltd.	23,000	149,910
Television Broadcasts Ltd.	3,800	13,698
The Wharf Holdings Ltd.	78,000	269,719
Wheelock & Co. Ltd.	13,000	92,884

		13,121,652

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	5,026	58,327
OTP Bank PLC	3,410	140,858
Richter Gedeon Nyrt	1,926	50,425

		249,610

Indonesia — 0.2%
Adaro Energy Tbk PT	218,200	29,819
AKR Corporindo Tbk PT	27,500	12,856
Astra International Tbk PT	285,000	174,214
Bank Central Asia Tbk PT	139,300	224,540
Bank Danamon Indonesia Tbk PT	50,400	25,770
Bank Mandiri Persero Tbk PT	259,500	152,835
Bank Negara Indonesia Persero Tbk PT	103,500	75,430
Bank Rakyat Indonesia Persero Tbk PT	774,500	207,354
Bank Tabungan Negara Persero Tbk PT	59,200	15,576

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bumi Serpong Damai Tbk PT	121,200	$15,185
Charoen Pokphand Indonesia Tbk PT	106,200	23,483
Gudang Garam Tbk PT	6,400	39,530
Hanjaya Mandala Sampoerna Tbk PT	122,300	42,660
Indocement Tunggal Prakarsa Tbk PT	26,600	43,094
Indofood CBP Sukses Makmur Tbk PT	29,900	19,597
Indofood Sukses Makmur Tbk PT	60,000	33,682
Jasa Marga Persero Tbk PT	36,674	17,280
Kalbe Farma Tbk PT	287,400	35,814
Matahari Department Store Tbk PT	34,900	25,654
Pakuwon Jati Tbk PT	344,100	17,372
Perusahaan Gas Negara PT	153,500	19,761
Semen Indonesia Persero Tbk PT	39,600	28,898
Surya Citra Media Tbk PT	75,000	13,680
Telekomunikasi Indonesia Persero Tbk PT	706,800	230,041
Tower Bersama Infrastructure Tbk PT	31,400	14,859
Unilever Indonesia Tbk PT	22,300	91,882
United Tractors Tbk PT	22,500	58,637
Waskita Karya Persero Tbk PT	79,000	12,895
XL Axiata Tbk PT (b)	51,000	11,127

		1,713,525

Ireland — 1.1%
Accenture PLC Class A	17,016	2,604,979
Adient PLC	1,875	147,562
AIB Group PLC	14,471	95,497
Alkermes PLC (b)	3,044	166,598
Allegion PLC	1,905	151,562
Allergan PLC	9,214	1,507,226
Bank of Ireland Group PLC (b)	15,767	134,126
C&C Group PLC	4,313	14,807
Cairn Homes PLC (b)	8,358	18,925
CRH PLC	14,928	537,039
Dalata Hotel Group PLC (b)	2,204	16,646
DCC PLC	1,522	153,360
Eaton Corp. PLC	12,253	968,110
Endo International PLC (b)	4,621	35,813
Glanbia PLC	2,515	45,051
Grafton Group PLC	2,955	31,971
Green REIT PLC	41,580	77,572
Greencore Group PLC	8,711	27,012
Hibernia REIT PLC	42,912	78,759
Horizon Pharma PLC (b)	3,870	56,502
Ingersoll-Rand PLC	5,029	448,536
Irish Continental Group PLC	1,881	13,025
Irish Residential Properties REIT PLC	19,561	35,355
James Hardie Industries PLC	7,988	140,619
Johnson Controls International PLC	25,681	978,703
Kerry Group PLC Class A	2,771	310,761
Kingspan Group PLC	2,001	87,496
Mallinckrodt PLC (a) (b)	1,902	42,909

	Number of Shares	Value
Medtronic PLC	30,364	$2,451,893
Origin Enterprises PLC	1,356	10,316
Paddy Power Betfair PLC	1,388	164,665
Pentair PLC	3,340	235,871
Permanent TSB Group Holdings PLC (b)	1,916	5,173
Perrigo Co. PLC	2,647	230,712
Prothena Corp. PLC (a) (b)	916	34,341
Smurfit Kappa Group PLC	3,103	104,905
Strongbridge Biopharma PLC (a) (b)	581	4,212
UDG Healthcare PLC	3,291	37,451
Weatherford International PLC (a) (b)	17,680	73,726
Willis Towers Watson PLC	2,543	383,205

		12,662,991

Israel — 0.2%
Africa Israel Properties Ltd. (b)	133	3,285
Airport City Ltd. (b)	970	12,150
Alony Hetz Properties & Investments Ltd.	1,458	15,643
Amot Investments Ltd.	1,687	10,102
Azrieli Group Ltd.	2,261	126,471
B Communications Ltd. (b)	174	3,183
Bank Hapoalim B.M.	19,624	144,246
Bank Leumi Le-Israel BM	24,135	145,370
Bayside Land Corp.	11	5,486
Bezeq The Israeli Telecommunication Corp. Ltd.	31,421	47,498
Big Shopping Centers Ltd.	58	4,023
Blue Square Real Estate Ltd.	91	3,803
Caesarstone Ltd. (b)	852	18,744
Cellcom Israel Ltd. (b)	774	7,981
Check Point Software Technologies Ltd. (b)	2,251	233,249
Clal Insurance Enterprises Holdings Ltd. (b)	236	4,246
CyberArk Software Ltd. (a) (b)	408	16,887
Delek Automotive Systems Ltd.	588	4,392
Delek Group Ltd.	59	9,531
Delta-Galil Industries Ltd.	131	4,550
El Al Israel Airlines	3,895	1,617
Elbit Systems Ltd.	383	51,156
Electra Ltd.	15	3,616
First International Bank Of Israel Ltd.	678	14,055
Formula Systems 1985 Ltd.	126	5,246
Frutarom Industries Ltd.	597	56,034
Gazit-Globe Ltd.	1,365	14,499
Harel Insurance Investments & Financial Services Ltd.	1,103	8,075
IDI Insurance Co. Ltd.	93	6,210
Israel Chemicals Ltd.	9,339	37,828
The Israel Corp. Ltd. (b)	49	8,287
Israel Discount Bank Ltd. (b)	14,285	41,494

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ituran Location and Control Ltd.	197	$6,737
Jerusalem Economy Ltd. (b)	1,304	3,598
Jerusalem Oil Exploration (b)	81	4,947
Kornit Digital Ltd. (a) (b)	367	5,927
Matrix IT Ltd.	603	7,580
Mazor Robotics Ltd. (b)	488	12,811
Melisron Ltd.	246	11,655
Menora Mivtachim Holdings Ltd.	344	4,348
Migdal Insurance & Financial Holding Ltd.	6,026	6,751
Mizrahi Tefahot Bank Ltd.	2,133	39,303
Naphtha Israel Petroleum Corp. Ltd.	679	4,820
Nice Ltd.	1,052	96,025
Nova Measuring Instruments Ltd. (b)	324	8,434
Oil Refineries Ltd.	16,463	7,877
Orbotech Ltd. (b)	601	30,194
Partner Communications Co. Ltd. (b)	1,478	9,224
Paz Oil Co. Ltd.	100	17,294
The Phoenix Holdings Ltd. (b)	635	3,478
Plus500 Ltd.	1,128	13,834
RADWARE Ltd. (b)	600	11,640
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	94	4,985
REIT 1 Ltd.	2,402	10,432
Shapir Engineering and Industry Ltd.	985	3,950
Shikun & Binui Ltd.	2,990	6,652
Shufersal Ltd.	1,112	7,375
SodaStream International Ltd. (b)	236	16,600
Stratasys Ltd. (a) (b)	1,305	26,048
Strauss Group Ltd.	610	13,075
Teva Pharmaceutical Industries Ltd. Sponsored ADR	16,198	306,952
Tower Semiconductor Ltd. (b)	1,174	40,137
Wix.com Ltd. (b)	443	25,495

		1,837,135

Italy — 0.6%
A2A SpA	20,746	38,353
ACEA SpA	728	13,433
Amplifon SpA	1,076	16,555
Anima Holding SpA (d)	3,204	22,883
Arnoldo Mondadori Editore SpA (b)	1,682	4,196
Ascopiave SpA	1,047	4,454
Assicurazioni Generali SpA	22,630	412,012
Astaldi SpA (a)	621	1,578
ASTM SpA	600	17,425
Atlantia SpA	8,200	258,662
Autogrill SpA	1,606	22,135
Azimut Holding SpA	1,477	28,253
Banca Carige SpA (a) (b)	355,939	3,450
Banca Farmafactoring SpA (b) (d)	788	6,045
Banca Generali SpA	728	24,186
Banca IFIS SpA	293	14,330

	Number of Shares	Value
Banca Mediolanum SpA	3,375	$29,173
Banca Monte Die Paschi Di Sien SpA (a) (b)	3,674	17,230
Banca Popolare di Sondrio SCARL	5,766	21,056
Banco BPM SpA (b)	19,833	62,123
Beni Stabili SpA SIIQ	61,486	56,833
Biesse SpA	205	10,402
BPER Banca	6,204	31,226
Brembo SpA	1,820	27,667
Brunello Cucinelli SpA	380	12,313
Buzzi Unicem SpA	1,025	27,663
Cairo Communication SpA	1,051	4,678
Cementir Holding SpA	698	6,320
Cerved Information Solutions SpA	2,541	32,270
CIR-Compagnie Industriali Riunite SpA	5,158	7,204
Credito Emiliano SpA	1,187	10,077
Credito Valtellinese SpA (a) (b)	1,591	2,318
Danieli & C Officine Meccaniche SpA	182	4,326
Datalogic SpA	284	10,479
Davide Campari-Milano SpA	10,625	82,140
De’ Longhi SpA	753	22,848
DeA Capital SpA	2,292	3,709
DiaSorin SpA	278	24,668
doBank SpA (b) (d)	498	8,083
Ei Towers SpA	237	15,202
El.En. SpA	140	4,367
Enav SpA (d)	3,143	17,001
Enel SpA	144,648	889,094
Eni SpA	44,703	739,246
ERG SpA	761	14,060
Falck Renewables SpA	648	1,686
Fila SpA	268	6,328
Fincantieri SpA (b)	7,421	11,142
FinecoBank Banca Fineco SpA	5,103	52,159
GEDI Gruppo Editoriale SpA (b)	348	293
Geox SpA (a)	1,149	3,986
Hera SpA	9,340	32,579
Immobiliare Grande Distribuzione SIIQ SpA	21,063	24,360
Industria Macchine Automatiche SpA	212	17,234
Infrastrutture Wireless Italiane SpA (d)	2,964	22,041
Interpump Group SpA	926	29,109
Intesa Sanpaolo SpA	236,580	784,626
Iren SpA	8,012	24,031
Italgas SpA	6,114	37,303
Italmobiliare SpA	232	6,638
Juventus Football Club SpA (a) (b)	6,333	5,808
La Doria SpA	68	1,335
Leonardo SpA	7,469	88,807
Luxottica Group SpA	2,893	177,287
Maire Tecnimont SpA (a)	1,690	8,730
MARR SpA	462	11,919
Mediaset SpA (a) (b)	5,973	23,130

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mediobanca SpA	10,482	$118,715
Moncler SpA	2,189	68,390
OVS SpA (d)	2,398	15,965
Piaggio & C SpA	2,491	6,866
Poste Italiane SpA (d)	8,258	62,171
Prima Industrie SpA	74	2,993
Prysmian SpA	3,368	109,859
RAI Way SpA (d)	1,408	8,595
Recordati SpA	2,059	91,464
Reply SpA	252	13,960
Safilo Group SpA (b)	451	2,577
Saipem SpA (b)	7,901	36,069
Salini Impregilo SpA	1,795	6,927
Salvatore Ferragamo SpA (a)	639	16,943
Saras SpA	5,535	13,290
Snam SpA	39,492	193,362
Societa Cattolica di Assicurazioni SCRL	1,952	21,189
Societa Iniziative Autostradali e Servizi SpA	1,007	18,732
Sogefi SpA (b)	753	3,616
Tamburi Investment Partners SpA	595	3,965
Technogym SpA (d)	1,442	13,956
Telecom Italia SpA (b)	197,591	170,573
Terna Rete Elettrica Nazionale SpA	24,765	143,808
Tod’s SpA (a)	145	10,596
UniCredit SpA (b)	35,171	655,211
Unione di Banche Italiane SpA	13,476	58,777
Unipol Gruppo SpA	4,860	22,762
UnipolSai Assicurazioni SpA	13,653	31,838
Vittoria Assicurazioni SpA	218	3,118
Yoox Net-A-Porter Group SpA (a) (b)	718	25,061
Zignago Vetro SpA	390	3,806

		6,407,411

Japan — 7.1%
The 77 Bank Ltd.	800	20,103
ABC-Mart, Inc.	600	34,439
Achilles Corp.	100	2,117
Acom Co. Ltd. (a) (b)	7,500	31,625
Activia Properties, Inc.	35	146,458
Adastria Co. Ltd.	300	6,069
ADEKA Corp.	1,100	19,354
Advan Co. Ltd.	200	1,933
Advance Residence Investment Corp.	75	184,416
Advantest Corp.	2,100	38,898
Aeon Co. Ltd.	10,200	172,259
Aeon Delight Co. Ltd.	300	11,212
Aeon Fantasy Co. Ltd.	100	4,425
AEON Financial Service Co, Ltd.	1,700	39,479
Aeon Mall Co. Ltd.	7,000	136,960
AEON REIT Investment Corp.	83	87,249
Ai Holdings Corp.	400	9,673

	Number of Shares	Value
Aica Kogyo Co. Ltd.	700	$26,006
The Aichi Bank Ltd.	100	4,744
Aichi Corp.	500	3,702
Aichi Steel Corp.	100	4,007
Aida Engineering Ltd.	700	8,575
Aiful Corp. (a) (b)	4,500	15,461
Ain Holdings, Inc.	300	17,916
Air Water, Inc.	3,000	63,072
Aisan Industry Co. Ltd.	500	5,858
Aisin Seiki Co. Ltd.	3,000	168,567
Ajinomoto Co., Inc.	9,300	175,254
Akebono Brake Industry Co. Ltd. (b)	1,400	3,822
The Akita Bank Ltd.	200	5,514
Alex, Inc.	500	7,125
Alfresa Holdings Corp.	3,000	70,412
Alpen Co. Ltd.	200	4,312
Alpine Electronics, Inc.	600	12,429
Alps Electric Co. Ltd.	3,800	108,140
Amada Holdings Co. Ltd.	6,500	88,377
Amano Corp.	800	20,927
Amuse, Inc.	100	2,831
ANA Holdings, Inc.	2,300	95,989
Anest Iwata Corp.	400	4,476
Anicom Holdings, Inc.	200	6,446
Anritsu Corp.	1,700	19,139
AOKI Holdings, Inc.	600	8,807
The Aomori Bank Ltd.	200	6,356
Aoyama Trading Co. Ltd.	600	22,427
Aozora Bank Ltd.	1,900	73,965
Arata Corp.	100	5,432
Arcland Sakamoto Co. Ltd.	400	6,460
Arcland Service Holdings Co. Ltd.	200	4,735
Arcs Co. Ltd.	600	13,960
Ardepro Co. Ltd. (a)	2,000	1,562
Ariake Japan Co. Ltd.	200	17,062
As One Corp.	200	12,501
Asahi Co. Ltd. (a)	200	2,328
Asahi Diamond Industrial Co. Ltd.	700	7,999
Asahi Glass Co. Ltd.	3,700	160,035
Asahi Group Holdings Ltd.	6,900	342,095
Asahi Holdings, Inc.	400	7,525
Asahi Intecc Co. Ltd.	1,200	41,173
Asahi Kasei Corp.	22,000	283,405
Asics Corp.	2,200	35,080
ASKA Pharmaceutical Co. Ltd.	300	5,310
ASKUL Corp.	300	8,499
Astellas Pharma, Inc.	36,600	464,860
Ateam, Inc.	200	4,803
Atom Corp.	1,400	11,628
Autobacs Seven Co. Ltd.	1,000	19,177
The Awa Bank Ltd.	2,000	12,738
Axial Retailing, Inc.	200	7,506
Azbil Corp.	800	34,545

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bandai Namco Holdings, Inc.	3,600	$117,766
Bando Chemical Industries Ltd.	500	5,861
The Bank of Iwate Ltd.	200	7,957
The Bank of Kyoto Ltd.	1,200	62,426
The Bank of Nagoya Ltd.	200	7,795
The Bank of Okinawa Ltd.	300	12,208
The Bank of Saga Ltd.	200	4,570
Bank of the Ryukyus Ltd.	500	7,510
Belc Co. Ltd.	100	6,003
Bell System24 Holdings, Inc.	500	6,282
Belluna Co. Ltd.	400	4,919
Benefit One, Inc.	400	8,357
Benesse Holdings, Inc.	1,000	35,113
Bic Camera, Inc.	1,300	18,731
BML, Inc.	300	7,469
Bridgestone Corp.	11,500	534,819
Broadleaf Co. Ltd.	600	5,566
BRONCO BILLY Co. Ltd.	100	2,977
Brother Industries Ltd.	3,800	93,796
Bunka Shutter Co. Ltd.	800	7,686
Calbee, Inc.	1,600	52,054
Canon Electronics, Inc.	300	6,560
Canon Marketing Japan, Inc.	600	16,195
Canon, Inc.	19,000	707,585
Capcom Co. Ltd.	500	15,769
Casio Computer Co. Ltd. (a)	3,100	44,610
Cawachi Ltd.	200	4,934
Central Glass Co. Ltd.	400	8,481
Central Japan Railway Co.	2,500	447,410
Century Tokyo Leasing Corp.	600	28,982
The Chiba Bank Ltd.	12,000	99,939
The Chiba Kogyo Bank Ltd.	600	2,984
Chiyoda Co. Ltd.	200	5,376
Chiyoda Corp.	2,000	14,718
Chiyoda Integre Co. Ltd.	200	4,858
Chofu Seisakusho Co. Ltd.	300	6,921
Chori Co. Ltd.	100	1,853
Chubu Electric Power Co., Inc.	12,000	149,035
Chubu Shiryo Co. Ltd.	300	6,668
Chudenko Corp.	400	11,651
Chugai Pharmaceutical Co. Ltd.	3,900	199,421
The Chugoku Bank Ltd.	2,100	27,988
The Chugoku Electric Power Co., Inc. (a)	4,000	42,938
Chugoku Marine Paints Ltd.	700	5,837
The Chukyo Bank Ltd.	100	2,068
Ci:z Holdings Co. Ltd.	300	15,276
Citizen Holdings Co. Ltd.	3,700	27,000
CKD Corp.	700	15,733
Clarion Co. Ltd.	1,000	3,716
Cleanup Corp.	300	2,360
CMIC Holdings Co. Ltd.	200	3,581
CMK Corp.	700	6,330

	Number of Shares	Value
Coca-Cola Bottlers Japan Ltd.	2,100	$76,699
cocokara fine, Inc.	200	12,878
COLOPL, Inc. (a)	700	7,595
Colowide Co. Ltd. (a)	800	16,166
Comforia Residential REIT, Inc.	6	12,829
COMSYS Holdings Corp.	1,400	40,527
Concordia Financial Group Ltd.	23,300	140,679
CONEXIO Corp.	200	4,154
COOKPAD, Inc. (a) (b)	500	2,690
Corona Corp.	100	1,263
Cosel Co. Ltd.	400	6,571
Cosmo Energy Holdings Co. Ltd.	700	26,376
Cosmos Pharmaceutical Corp.	100	20,885
Create Restaurants Holdings, Inc.	600	7,061
Create SD Holdings Co. Ltd.	400	10,742
Credit Saison Co. Ltd.	3,100	56,422
CROOZ, Inc. (a)	100	2,201
CyberAgent, Inc.	1,300	50,776
CYBERDYNE, Inc. (a) (b)	1,700	29,292
D.A. Consortium Holdings, Inc.	400	7,902
Dai Nippon Printing Co. Ltd.	4,700	104,861
Dai-Dan Co. Ltd.	200	5,351
Dai-ichi Life Holdings, Inc.	19,200	396,151
Daibiru Corp.	700	8,797
Daicel Corp.	4,400	50,072
Daido Metal Co. Ltd.	400	3,959
Daido Steel Co. Ltd.	400	24,521
Daifuku Co. Ltd.	1,800	97,925
Daihen Corp.	1,000	9,482
Daiho Corp.	1,000	4,976
Daiichi Sankyo Co. Ltd.	10,000	260,449
Daiichikosho Co. Ltd.	500	24,943
Daiken Corp.	200	5,225
Daikin Industries Ltd.	4,300	509,087
Daikokutenbussan Co. Ltd.	100	4,435
Daikyo, Inc.	400	7,755
Daikyonishikawa Corp.	500	8,096
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	100	4,980
Daio Paper Corp.	1,000	13,199
Daiseki Co. Ltd.	400	11,133
The Daishi Bank Ltd.	400	18,192
Daisyo Corp. (a)	200	3,120
Daito Trust Construction Co. Ltd.	1,200	244,441
Daiwa House Industry Co. Ltd.	10,200	391,853
Daiwa House REIT Investment Corp.	98	232,798
Daiwa Industries Ltd.	500	5,732
Daiwa Office Investment Corp.	17	89,623
Daiwa Securities Group, Inc.	28,000	175,720
Daiwabo Holdings Co. Ltd.	200	8,230
DCM Holdings Co. Ltd.	1,000	9,321
DeNA Co. Ltd.	1,500	30,933
Denka Co. Ltd.	1,100	44,015

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Denki Kogyo Co. Ltd.	200	$5,655
Denso Corp.	8,100	486,309
Dentsu, Inc.	4,000	168,768
Denyo Co. Ltd.	200	3,563
Descente Ltd.	600	10,333
Dexerials Corp.	600	7,725
DIC Corp.	1,100	41,602
Digital Arts, Inc.	100	3,993
Digital Garage, Inc.	500	13,161
Dip Corp.	400	10,341
Disco Corp.	500	110,087
DMG Mori Co. Ltd.	1,300	26,841
Don Quijote Holdings Co. Ltd.	2,200	115,010
Doshisha Co. Ltd.	300	6,377
Doutor Nichires Holdings Co. Ltd.	400	9,873
Dowa Holdings Co. Ltd.	700	28,588
DTS Corp.	200	6,482
Dunlop Sports Co. Ltd. (b) (c) (e)	100	1,860
Duskin Co. Ltd.	500	13,182
DyDo Group Holdings, Inc.	100	5,278
Eagle Industry Co. Ltd.	300	5,593
Earth Chemical Co. Ltd.	200	10,059
East Japan Railway Co.	5,900	575,197
Ebara Corp.	1,300	49,575
EDION Corp. (a)	1,000	11,677
The Ehime Bank Ltd.	300	3,584
The Eighteenth Bank Ltd.	2,000	5,144
Eiken Chemical Co. Ltd.	200	9,563
Eisai Co. Ltd.	4,600	260,449
Eizo Corp.	200	9,404
Elecom Co. Ltd.	200	4,613
Electric Power Development Co. Ltd.	2,900	78,147
Elematec Corp.	100	2,288
en-japan, Inc.	300	14,119
Enplas Corp.	100	4,146
EPS Holdings, Inc.	400	9,033
eRex Co. Ltd.	300	2,824
euglena Co. Ltd. (a) (b)	800	7,476
EXEDY Corp.	400	12,376
Ezaki Glico Co. Ltd.	600	29,914
F@N Communications, Inc.	700	5,574
FamilyMart UNY Holdings Co. Ltd.	1,300	91,040
Fancl Corp.	500	14,771
FANUC Corp.	3,400	816,880
Fast Retailing Co., Ltd.	900	358,865
FCC Co. Ltd.	400	10,449
FDK Corp. (b)	1,000	1,901
Feed One Co. Ltd.	1,600	3,764
Ferrotec Holdings Corp.	500	10,151
FFRI, Inc. (b)	100	3,499
Fields Corp.	200	2,140
Financial Products Group Co. Ltd.	900	10,918
Foster Electric Co. Ltd.	300	7,433

	Number of Shares	Value
FP Corp.	300	$16,110
France Bed Holdings Co. Ltd.	200	1,893
Frontier Real Estate Investment Corp.	27	104,958
Fudo Tetra Corp.	2,400	3,895
Fuji Co. Ltd.	200	4,308
Fuji Electric Co. Ltd.	10,000	75,221
Fuji Kyuko Co. Ltd.	300	8,676
Fuji Machine Manufacturing Co. Ltd.	800	15,349
Fuji Oil Holdings, Inc.	700	20,431
Fuji Pharma Co. Ltd.	100	3,851
Fuji Seal International, Inc.	600	19,528
Fuji Soft, Inc.	300	9,611
Fujibo Holdings, Inc.	100	3,298
Fujicco Co. Ltd.	300	6,683
FUJIFILM Holdings Corp.	7,200	293,945
Fujikura Ltd.	3,300	29,124
Fujimi, Inc.	200	4,196
Fujimori Kogyo Co. Ltd.	200	7,110
Fujita Kanko, Inc.	100	3,134
Fujitec Co. Ltd.	700	10,100
Fujitsu General Ltd.	700	15,330
Fujitsu Ltd.	35,000	248,083
Fujiya Co. Ltd.	100	2,324
Fukuda Corp.	100	6,019
Fukuda Denshi Co. Ltd.	100	7,302
Fukui Computer Holdings, Inc.	100	2,861
Fukuoka Financial Group, Inc.	13,000	73,063
Fukuoka REIT Corp.	41	61,208
Fukushima Industries Corp.	100	4,408
Fukuyama Transporting Co. Ltd.	400	15,161
FULLCAST Holdings Co. Ltd.	300	6,146
Funai Electric Co. Ltd. (a)	200	1,546
Funai Soken Holdings, Inc.	450	10,039
Furukawa Co. Ltd.	400	8,196
Furukawa Electric Co. Ltd.	900	44,352
Fuso Chemical Co. Ltd.	200	5,427
Futaba Corp.	400	8,371
Futaba Industrial Co. Ltd.	800	7,437
Future Corp.	300	3,229
Fuyo General Lease Co. Ltd.	200	13,245
G-Tekt Corp.	200	4,114
Gecoss Corp.	100	1,237
Genky DrugStores Co. Ltd. (a) (b)	100	3,643
Geo Holdings Corp.	400	7,727
Giken Ltd.	200	5,239
Global One Real Estate Investment Corp.	3	10,627
Glory Ltd.	800	30,174
GLP J-Reit	145	156,675
GMO internet, Inc.	1,000	16,932
GMO Payment Gateway, Inc. (a)	200	16,496
GNI Group Ltd. (b)	1,000	5,264
Godo Steel Ltd.	100	2,100

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Goldcrest Co. Ltd.	200	$4,031
Goldwin, Inc.	100	7,917
Gree, Inc.	1,500	9,396
GS Yuasa Corp.	4,000	19,924
GungHo Online Entertainment, Inc. (a)	5,300	14,564
The Gunma Bank Ltd.	4,600	27,855
Gunosy, Inc. (b)	200	6,100
Gunze Ltd.	200	11,451
Gurunavi, Inc.	400	4,744
H2O Retailing Corp.	1,100	23,005
The Hachijuni Bank Ltd.	7,700	43,984
Hakuhodo DY Holdings, Inc.	3,700	48,132
Halows Co. Ltd.	100	2,310
Hamakyorex Co. Ltd.	200	5,712
Hamamatsu Photonics KK	2,300	77,050
Hankyu Hanshin Holdings, Inc.	4,100	164,715
Hankyu Reit, Inc.	8	9,250
Hanwa Co. Ltd.	400	18,465
Harmonic Drive Systems, Inc. (a)	400	23,342
Haseko Corp.	3,600	55,720
Hazama Ando Corp.	2,200	17,225
HEALIOS KK (b)	100	1,718
Hearts United Group Co. Ltd.	200	3,029
Heiwa Corp.	800	15,016
Heiwa Real Estate Co. Ltd.	500	8,983
Heiwa Real Estate REIT, Inc.	11	9,137
Heiwado Co. Ltd.	400	8,302
Hibiya Engineering Ltd.	300	6,402
Hiday Hidaka Corp.	240	7,345
Hikari Tsushin, Inc.	400	57,472
Hino Motors Ltd.	5,000	64,860
Hiramatsu, Inc. (a)	200	1,011
Hirata Corp.	100	10,345
Hirose Electric Co. Ltd.	600	87,727
The Hiroshima Bank Ltd.	3,300	28,610
HIS Co. Ltd.	500	18,107
Hisaka Works Ltd.	300	3,183
Hisamitsu Pharmaceutical Co., Inc.	1,000	60,563
Hitachi Capital Corp.	600	15,100
Hitachi Chemical Co. Ltd.	2,100	53,957
Hitachi Construction Machinery Co. Ltd.	2,100	76,175
Hitachi High-Technologies Corp.	1,400	59,043
Hitachi Kokusai Electric, Inc.	400	11,027
Hitachi Ltd.	85,000	661,223
Hitachi Metals Ltd.	4,200	60,045
Hitachi Transport System Ltd.	500	13,037
Hitachi Zosen Corp.	2,300	12,108
Hochiki Corp.	200	4,299
Hodogaya Chemical Co. Ltd.	100	5,275
Hogy Medical Co.	100	7,570
Hokkaido Electric Power Co., Inc. (b)	2,400	15,814
The Hokkoku Bank Ltd.	300	11,919
The Hokuetsu Bank Ltd.	300	6,919

	Number of Shares	Value
Hokuetsu Kishu Paper Co. Ltd.	1,500	$8,962
Hokuhoku Financial Group, Inc.	1,500	23,376
Hokuriku Electric Power Co.	2,000	16,112
Hokuto Corp.	400	7,279
Honda Motor Co. Ltd.	30,500	1,045,708
Horiba Ltd.	500	30,058
Hoshino Resorts REIT, Inc.	3	14,554
Hoshizaki Corp.	900	79,459
Hosiden Corp.	800	11,750
House Foods Group, Inc.	800	26,533
Hoya Corp.	6,900	344,778
Hulic Co. Ltd.	22,000	246,273
Hulic Reit, Inc.	55	80,052
The Hyakugo Bank Ltd.	2,800	13,331
The Hyakujushi Bank Ltd.	3,000	9,925
Ibiden Co. Ltd.	1,500	22,468
IBJ Leasing Co. Ltd.	400	10,196
Ichibanya Co. Ltd.	200	8,083
Ichigo Office REIT Investment	17	11,649
Ichigo, Inc. (a)	2,600	9,843
Ichikoh Industries Ltd.	400	3,562
Ichiyoshi Securities Co. Ltd.	600	6,840
Icom, Inc.	200	4,676
Idec Corp. (a)	300	7,136
Idemitsu Kosan Co. Ltd.	2,100	84,036
IDOM, Inc.	900	6,377
IHI Corp.	2,500	83,220
Iida Group Holdings Co. Ltd.	2,300	43,337
Iino Kaiun Kaisha Ltd.	1,400	7,877
Inaba Denki Sangyo Co. Ltd.	300	13,986
Inabata & Co. Ltd.	400	6,049
Industrial & Infrastructure Fund Investment Corp.	21	90,178
Ines Corp.	400	4,142
Infocom Corp.	200	4,852
Infomart Corp. (a)	1,200	7,142
Information Services International-Dentsu Ltd.	200	4,524
Inpex Corp.	16,100	201,471
Internet Initiative Japan, Inc.	400	7,299
Invesco Office J-Reit, Inc.	11	10,691
Invincible Investment Corp.	225	95,635
Iriso Electronics Co. Ltd.	200	11,932
Iseki & Co. Ltd.	200	5,042
Isetan Mitsukoshi Holdings Ltd.	5,500	67,979
Ishihara Sangyo Kaisha Ltd. (b)	500	9,422
Istyle, Inc.	400	3,125
Isuzu Motors Ltd.	10,300	172,246
Ito En Ltd.	700	27,537
ITOCHU Corp.	25,900	483,575
Itochu Enex Co. Ltd.	700	6,727
Itochu Techno-Solutions Corp.	600	26,006
Itoham Yonekyu Holdings, Inc.	1,700	15,550

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Itoki Corp. (a)	600	$4,435
Iwatani Corp.	500	16,113
The Iyo Bank Ltd.	3,100	24,809
Izumi Co. Ltd.	400	24,829
J Front Retailing Co. Ltd.	4,800	90,299
J Trust Co. Ltd. (a)	1,000	6,507
J-Oil Mills, Inc.	100	3,492
JAC Recruitment Co. Ltd.	100	1,940
Jaccs Co. Ltd.	300	7,020
Jafco Co. Ltd.	400	23,060
Jamco Corp.	100	2,347
Japan Airlines Co. Ltd.	2,400	93,912
Japan Airport Terminal Co. Ltd.	900	33,396
Japan Asset Marketing Co. Ltd. (b)	2,700	3,018
Japan Aviation Electronics Industry Ltd.	1,000	16,931
Japan Cash Machine Co. Ltd. (a)	200	2,015
Japan Display, Inc. (a) (b)	4,100	8,299
Japan Drilling Co. Ltd. (b)	100	2,120
Japan Excellent, Inc.	73	84,941
Japan Exchange Group, Inc.	9,100	157,648
Japan Hotel REIT Investment Corp.	236	158,350
Japan Investment Adviser Co. Ltd.	100	2,797
Japan Lifeline Co. Ltd.	600	12,537
Japan Logistics Fund, Inc.	49	90,350
Japan Material Co. Ltd.	200	7,248
Japan Petroleum Exploration Co.	500	13,239
Japan Post Bank Co. Ltd.	6,400	83,102
Japan Post Holdings Co. Ltd.	28,400	325,517
Japan Prime Realty Investment Corp.	51	162,045
Japan Pulp & Paper Co. Ltd.	100	3,831
Japan Real Estate Investment Corp.	82	389,335
Japan Rental Housing Investments, Inc.	96	70,022
Japan Retail Fund Investment Corp.	179	328,127
Japan Securities Finance Co. Ltd.	1,400	7,943
The Japan Steel Works Ltd.	800	25,684
Japan Tissue Engineering Co. Ltd. (a) (b)	300	3,262
Japan Tobacco, Inc.	19,500	628,058
The Japan Wool Textile Co. Ltd.	800	7,712
JCR Pharmaceuticals Co. Ltd.	200	9,430
JCU Corp.	100	4,843
Jeol Ltd.	1,000	5,654
JFE Holdings, Inc.	8,900	213,835
JGC Corp.	3,300	63,738
Jimoto Holdings, Inc.	2,600	4,449
JINS, Inc. (a)	200	10,500
Joshin Denki Co. Ltd.	200	7,098
Joyful Honda Co. Ltd.	300	9,333
JSP Corp.	200	6,857
JSR Corp.	3,700	72,862
JTEKT Corp.	4,400	75,632
The Juroku Bank Ltd.	400	11,773
Justsystems Corp.	500	9,514

	Number of Shares	Value
JVC Kenwood Corp.	2,100	$7,183
JXTG Holdings, Inc.	53,850	347,938
K&O Energy Group, Inc.	200	3,357
K’s Holdings Corp.	900	23,056
kabu.com Securities Co. Ltd.	2,000	6,250
Kadokawa Dwango (b)	600	7,408
Kaga Electronics Co. Ltd.	200	5,454
Kagome Co. Ltd.	1,000	37,151
Kajima Corp.	15,000	144,162
Kakaku.com, Inc.	2,700	45,662
Kaken Pharmaceutical Co., Ltd.	400	20,645
Kameda Seika Co. Ltd.	100	4,575
Kamei Corp.	200	3,468
Kamigumi Co. Ltd.	2,500	55,255
Kanamoto Co. Ltd.	300	9,307
Kandenko Co. Ltd.	1,000	10,557
Kaneka Corp.	5,000	45,680
Kanematsu Corp.	900	12,448
Kanematsu Electronics Ltd.	200	6,001
The Kansai Electric Power Co., Inc.	11,700	143,190
Kansai Paint Co. Ltd.	3,600	93,479
Kansai Super Market Ltd.	200	2,184
Kansai Urban Banking Corp.	400	5,210
Kanto Denka Kogyo Co. Ltd.	500	6,077
Kao Corp.	8,800	595,213
Kappa Create Co. Ltd. (b)	400	4,536
Kasai Kogyo Co. Ltd.	300	4,941
Katakura Industries Co. Ltd. (a)	400	5,461
Kato Sangyo Co. Ltd.	300	11,007
Kato Works Co. Ltd.	100	3,036
Kawasaki Heavy Industries Ltd.	2,400	84,120
Kawasaki Kisen Kaisha Ltd. (a) (b)	1,200	30,528
KDDI Corp.	31,900	794,225
Keihan Holdings Co., Ltd.	2,000	58,808
Keihin Corp.	600	12,194
Keikyu Corp.	4,000	76,777
Keio Corp.	1,900	83,551
Keisei Electric Railway Co. Ltd.	2,200	70,624
The Keiyo Bank Ltd.	3,000	13,721
Keiyo Co. Ltd. (a)	400	2,424
Kenedix Office Investment Corp.	21	119,202
Kenedix Residential Investment Corp.	5	14,508
Kenedix Retail REIT Corp.	32	66,170
Kenedix, Inc.	3,000	18,283
Kenko Mayonnaise Co. Ltd.	200	7,234
Kewpie Corp.	1,400	37,343
Key Coffee, Inc.	300	5,786
Keyence Corp.	1,700	949,222
KH Neochem Co. Ltd.	300	7,671
Kikkoman Corp.	2,400	97,036
Kinden Corp.	1,700	27,673
Kintetsu Department Store Co. Ltd. (b)	100	3,657
Kintetsu Group Holdings Co. Ltd.	3,100	118,550

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kintetsu World Express, Inc.	500	$10,333
Kirin Holdings Co. Ltd.	15,600	392,494
Kisoji Co. Ltd.	300	7,408
Kissei Pharmaceutical Co. Ltd.	400	11,339
Kitz Corp.	1,200	9,262
The Kiyo Bank Ltd.	900	14,961
KLab, Inc.	400	6,340
KNT-CT Holdings Co. Ltd. (b)	200	3,213
Koa Corp.	300	6,159
Koatsu Gas Kogyo Co. Ltd.	300	2,530
Kobayashi Pharmaceutical Co. Ltd.	600	38,881
Kobe Bussan Co. Ltd.	100	3,829
Kobe Steel Ltd. (b)	4,500	41,747
Koei Tecmo Holdings Co. Ltd.	500	10,106
Kohnan Shoji Co. Ltd.	400	8,628
Koito Manufacturing Co. Ltd.	2,000	140,634
Kokuyo Co. Ltd.	1,000	18,580
Komatsu Ltd.	16,200	586,819
KOMEDA Holdings Co. Ltd.	500	9,205
Komeri Co. Ltd.	400	11,534
Komori Corp.	700	9,812
Konami Holdings Corp.	1,800	98,912
Konica Minolta, Inc.	7,600	73,149
Konishi Co. Ltd.	400	7,466
Konoike Transport Co. Ltd.	400	7,073
Kose Corp.	500	78,076
Koshidaka Holdings Co. Ltd.	100	4,688
Kotobuki Spirits Co. Ltd.	200	11,135
Kubota Corp.	18,800	368,136
Kumagai Gumi Co. Ltd.	500	14,011
Kumiai Chemical Industry Co. Ltd.	971	6,537
Kura Corp.	100	5,850
Kurabo Industries Ltd.	2,000	6,494
Kuraray Co. Ltd.	6,400	120,799
Kureha Corp.	200	14,524
Kurita Water Industries Ltd.	2,000	64,975
Kusuri no Aoki Holdings Co. Ltd.	100	5,296
KYB Corp.	200	11,648
Kyocera Corp.	5,800	378,978
Kyodo Printing Co. Ltd.	100	3,208
Kyoei Steel Ltd. (a)	300	5,746
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	7,053
Kyokuto Securities Co. Ltd.	300	4,414
KYORIN Holdings, Inc.	600	11,192
Kyoritsu Maintenance Co. Ltd. (a)	400	16,159
Kyowa Exeo Corp.	1,000	25,891
Kyowa Hakko Kirin Co. Ltd.	4,300	83,053
Kyudenko Corp.	500	24,102
Kyushu Electric Power Co, Inc.	7,100	74,372
Kyushu Financial Group, Inc.	6,600	39,891
Kyushu Railway Co.	2,500	77,353
Laox Co. Ltd. (b)	400	2,056
LaSalle Logiport REIT	14	14,327

	Number of Shares	Value
Lasertec Corp.	500	$12,610
Lawson, Inc.	800	53,135
Leopalace21 Corp.	3,200	24,883
Life Corp.	200	5,387
LIFULL Co. Ltd.	700	6,238
LINE Corp. (a) (b)	1,000	40,891
Linical Co. Ltd.	200	2,849
Link And Motivation, Inc.	500	4,078
Lintec Corp.	600	16,754
Lion Corp.	4,400	83,064
LIXIL Group Corp.	5,100	137,885
LIXIL VIVA Corp.	200	3,438
M&A Capital Partners Co. Ltd. (b)	100	6,536
M3, Inc.	3,500	122,530
Mabuchi Motor Co. Ltd.	900	48,585
Macnica Fuji Electronics Holdings, Inc.	500	10,907
Macromill, Inc.	300	7,161
Maeda Corp.	1,700	23,378
Maeda Kosen Co. Ltd.	200	3,680
Maeda Road Construction Co. Ltd.	1,000	22,926
Makino Milling Machine Co. Ltd.	1,000	10,132
Makita Corp.	4,200	175,846
Mandom Corp.	500	16,342
Mani, Inc.	300	9,126
Mars Engineering Corp.	100	2,230
Marubeni Corp.	28,600	207,670
Marudai Food Co. Ltd.	1,000	4,488
Maruha Nichiro Corp.	600	18,049
Marui Group Co. Ltd.	4,000	73,086
Maruichi Steel Tube Ltd.	1,000	29,259
Marusan Securities Co. Ltd.	800	7,152
Maruwa Co. Ltd.	100	6,686
Maruwa Unyu Kikan Co. Ltd.	100	3,213
Maruzen Showa Unyu Co. Ltd.	1,000	4,488
Marvelous, Inc. (a)	400	3,688
Matsuda Sangyo Co. Ltd.	200	3,290
Matsui Securities Co. Ltd.	1,700	14,353
Matsumotokiyoshi Holdings Co. Ltd.	1,000	41,036
Matsuya Co. Ltd.	400	5,504
Matsuya Foods Co. Ltd.	100	3,704
Max Co. Ltd.	300	4,295
Maxell Holdings Ltd.	500	10,684
Mazda Motor Corp.	9,700	130,156
McDonald’s Holdings Co. Japan Ltd. (a)	1,000	43,982
MCJ Co. Ltd.	500	5,241
MCUBS MidCity Investment Corp.	20	13,313
Mebuki Financial Group Inc.	20,100	85,123
Medipal Holdings Corp.	3,300	64,626
Megachips Corp. (a)	200	6,001
Megmilk Snow Brand Co. Ltd.	700	20,692
Meidensha Corp.	2,000	8,274
MEIJI Holdings Co. Ltd.	2,200	186,957
Meiko Network Japan Co. Ltd.	300	3,547

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Meitec Corp.	300	$15,794
Melco Holdings, Inc.	100	3,440
Menicon Co. Ltd.	200	5,559
METAWATER Co. Ltd.	200	5,173
Micronics Japan Co. Ltd.	400	4,117
The Mie Bank Ltd.	100	2,248
Milbon Co. Ltd.	200	6,715
Mimasu Semiconductor Industry Co. Ltd.	200	3,817
The Minato Bank Ltd.	200	3,760
MinebeaMitsumi, Inc.	6,600	138,481
Ministop Co. Ltd.	200	4,321
Miraca Holdings, Inc.	700	29,982
Mirait Holdings Corp.	800	11,909
Miroku Jyoho Service Co. Ltd.	200	5,379
Misawa Homes Co. Ltd.	300	2,640
MISUMI Group, Inc.	5,100	147,766
Mitsuba Corp.	400	6,008
Mitsubishi Chemical Holding Corp.	25,500	279,948
Mitsubishi Corp.	26,700	737,901
Mitsubishi Electric Corp.	34,200	568,259
Mitsubishi Estate Co. Ltd.	78,200	1,358,755
Mitsubishi Gas Chemical Co., Inc.	2,900	83,429
Mitsubishi Heavy Industries Ltd.	5,500	205,337
Mitsubishi Logisnext Co. Ltd.	500	4,412
Mitsubishi Logistics Corp.	800	20,744
Mitsubishi Materials Corp.	1,900	67,643
Mitsubishi Motors Corp.	10,400	75,155
Mitsubishi Pencil Co. Ltd.	400	8,734
Mitsubishi Research Institute, Inc.	100	3,512
Mitsubishi Shokuhin Co. Ltd.	200	5,873
Mitsubishi Steel Manufacturing Co. Ltd.	200	4,966
Mitsubishi Tanabe Pharma Corp.	3,500	72,146
Mitsubishi UFJ Financial Group, Inc.	210,900	1,547,457
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	50,637
Mitsui & Co. Ltd.	29,600	480,728
Mitsui Chemicals, Inc.	3,200	102,991
Mitsui Engineering & Shipbuilding Co. Ltd.	900	13,467
Mitsui Fudosan Co. Ltd.	60,300	1,351,802
Mitsui Fudosan Logistics Park, Inc.	3	9,521
Mitsui High-Tec, Inc.	300	5,428
Mitsui Mining & Smelting Co. Ltd.	700	40,754
Mitsui OSK Lines Ltd.	2,200	73,448
Mitsui Sugar Co. Ltd.	200	8,445
Mitsui-Soko Holdings Co. Ltd. (b)	1,000	3,425
Miura Co. Ltd.	1,100	29,642
Mixi, Inc.	600	26,951
The Miyazaki Bank Ltd.	200	6,811
Mizuho Financial Group, Inc.	418,500	760,168
Mizuno Corp.	200	5,885

	Number of Shares	Value
Mochida Pharmaceutical Co. Ltd.	100	$7,635
Modec, Inc.	300	7,750
Monex Group, Inc.	2,800	7,940
MonotaRO Co. Ltd. (a)	800	25,525
Mori Hills REIT Investment Corp.	86	103,945
Mori Trust Hotel Reit, Inc.	5	6,328
Mori Trust Sogo Reit, Inc.	59	82,070
Morinaga & Co. Ltd.	500	25,342
Morinaga Milk Industry Co. Ltd.	500	22,634
Morita Holdings Corp.	400	7,511
MOS Food Services, Inc.	300	9,143
MS&AD Insurance Group Holdings, Inc.	8,200	277,652
MTI Ltd.	400	2,279
Murata Manufacturing Co. Ltd.	3,400	454,425
Musashi Seimitsu Industry Co. Ltd.	300	9,571
The Musashino Bank Ltd.	400	13,350
Nabtesco Corp.	2,200	84,384
Nachi-Fujikoshi Corp.	2,000	13,397
Nagaileben Co. Ltd.	300	7,534
Nagase & Co. Ltd.	1,400	25,132
Nagoya Railroad Co. Ltd.	3,199	80,508
Nakanishi, Inc.	300	15,647
Namura Shipbuilding Co. Ltd.	700	4,312
Nankai Electric Railway Co. Ltd.	1,400	34,666
NanoCarrier Co. Ltd. (a) (b)	500	2,860
The Nanto Bank Ltd.	300	8,054
NEC Capital Solutions Ltd.	100	2,062
NEC Corp.	4,700	126,827
NEC Networks & System Integration Corp.	300	7,917
NET One Systems Co. Ltd.	1,000	15,277
Neturen Co. Ltd.	500	5,508
Nexon Co. Ltd. (b)	3,300	95,898
NGK Insulators Ltd.	4,200	79,196
NGK Spark Plug Co. Ltd.	2,400	58,362
NH Foods Ltd.	3,000	72,902
NHK Spring Co. Ltd.	2,800	30,778
Nichi-iko Pharmaceutical Co. Ltd.	600	9,253
Nichias Corp.	1,000	13,311
Nichicon Corp.	700	9,167
Nichiden Corp.	200	4,103
Nichiha Corp.	400	16,747
NichiiGakkan Co. Ltd.	500	6,387
Nichirei Corp.	1,400	38,661
Nidec Corp.	4,200	589,569
Nifco, Inc. (a)	500	34,134
Nihon Chouzai Co. Ltd.	100	3,046
Nihon Kohden Corp.	900	20,891
Nihon M&A Center, Inc.	800	38,132
Nihon Nohyaku Co. Ltd.	700	4,141
Nihon Parkerizing Co. Ltd.	1,200	20,251
Nihon Trim Co. Ltd.	100	4,534

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nihon Unisys Ltd.	900	$18,620
Nikkiso Co. Ltd.	800	8,744
Nikkon Holdings Co. Ltd.	700	19,671
Nikon Corp.	5,600	112,674
Nintendo Co. Ltd.	2,000	728,104
Nippo Corp.	1,000	23,365
Nippon Accommodations Fund, Inc.	26	107,156
Nippon Beet Sugar Manufacturing Co. Ltd.	100	2,420
Nippon Building Fund, Inc.	82	401,181
Nippon Ceramic Co. Ltd.	200	5,136
Nippon Chemi-Con Corp.	200	6,199
Nippon Denko Co. Ltd. (a)	1,400	5,854
Nippon Densetsu Kogyo Co. Ltd.	500	10,807
Nippon Electric Glass Co. Ltd.	1,300	49,628
Nippon Express Co. Ltd.	1,500	99,610
Nippon Flour Mills Co. Ltd.	500	7,663
Nippon Gas Co. Ltd.	500	18,151
Nippon Kanzai Co. Ltd.	300	5,476
Nippon Kayaku Co. Ltd.	2,000	29,648
Nippon Koei Co. Ltd.	100	3,102
Nippon Light Metal Holdings Co. Ltd.	7,600	21,658
Nippon Paint Holdings Co. Ltd. (a)	2,600	81,944
Nippon Paper Industries Co. Ltd.	1,400	26,594
Nippon Parking Development Co. Ltd.	3,100	5,272
Nippon Prologis REIT, Inc.	115	243,121
NIPPON REIT Investment Corp. (a)	5	14,350
The Nippon Road Co. Ltd.	100	5,837
Nippon Seiki Co. Ltd.	600	12,874
Nippon Sharyo Ltd. (b)	1,000	3,007
Nippon Sheet Glass Co. Ltd. (b)	1,200	10,890
Nippon Shinyaku Co. Ltd.	600	44,582
Nippon Shokubai Co. Ltd.	300	20,269
Nippon Signal Co. Ltd.	700	7,418
Nippon Soda Co. Ltd.	1,000	6,648
Nippon Steel & Sumikin Bussan Corp.	200	12,129
Nippon Steel & Sumitomo Metal Corp.	13,500	346,510
Nippon Suisan Kaisha Ltd.	4,000	20,914
Nippon Telegraph & Telephone Corp.	12,300	578,783
Nippon Thompson Co. Ltd.	800	6,357
Nippon Yusen KK (b)	3,000	73,111
Nipro Corp.	1,800	26,634
Nishi-Nippon Financial Holdings, Inc.	1,800	21,576
Nishi-Nippon Railroad Co. Ltd.	800	21,567
Nishimatsu Construction Co. Ltd.	600	16,831
Nishimatsuya Chain Co. Ltd.	600	6,669
Nishio Rent All Co. Ltd.	200	6,483
Nissan Chemical Industries Ltd.	1,900	75,716
Nissan Motor Co. Ltd.	41,600	414,872
Nissan Shatai Co. Ltd.	1,100	11,233
Nissei ASB Machine Co. Ltd.	100	6,071
Nissha Co. Ltd.	400	11,583
The Nisshin Oillio Group Ltd.	300	9,093

	Number of Shares	Value
Nisshin Seifun Group, Inc.	3,800	$76,601
Nisshin Steel Co. Ltd.	700	11,490
Nisshinbo Holdings, Inc.	1,856	25,123
Nissin Corp.	200	5,604
Nissin Electric Co. Ltd.	700	8,146
Nissin Foods Holdings Co. Ltd.	1,100	80,202
Nissin Kogyo Co. Ltd.	500	9,897
Nitori Holdings Co. Ltd.	1,400	199,621
Nitta Corp.	300	11,507
Nittetsu Mining Co. Ltd.	100	7,318
Nitto Boseki Co. Ltd.	400	11,543
Nitto Denko Corp.	2,900	257,765
Nitto Kogyo Corp.	400	6,418
Nitto Kohki Co. Ltd.	100	2,536
Nittoku Engineering Co. Ltd.	200	8,432
Noevir Holdings Co. Ltd.	200	14,794
NOF Corp.	900	24,170
Nohmi Bosai Ltd.	300	5,456
Nojima Corp.	300	7,161
NOK Corp.	1,400	32,608
Nomura Co. Ltd.	500	11,390
Nomura Holdings, Inc.	65,400	386,184
Nomura Real Estate Holdings, Inc.	7,300	163,701
Nomura Real Estate Master Fund, Inc.	249	309,157
Nomura Research Institute Ltd.	2,200	102,190
Noritake Co. Ltd.	100	5,066
Noritz Corp.	400	7,838
North Pacific Bank Ltd.	3,800	12,698
NS Solutions Corp.	500	13,629
NS United Kaiun Kaisha Ltd.	100	2,432
NSD Co. Ltd.	500	10,641
NSK Ltd.	6,500	102,378
NTN Corp.	5,400	26,744
NTT Data Corp.	11,700	138,855
NTT DOCOMO, Inc.	24,400	576,372
NTT Urban Development Corp.	7,000	81,038
Obara Group, Inc.	100	6,829
Obayashi Corp.	10,900	131,809
OBIC Business Consultants Co. Ltd.	100	5,814
Obic Co. Ltd.	1,000	73,510
Odakyu Electric Railway Co. Ltd.	5,200	111,131
The Ogaki Kyoritsu Bank Ltd.	500	12,614
Ohsho Food Service Corp.	200	9,584
Oiles Corp.	300	5,988
The Oita Bank Ltd.	200	7,767
Oji Holdings Corp.	15,000	99,713
Okabe Co. Ltd.	600	5,719
Okamoto Industries, Inc.	1,000	10,112
Okamura Corp.	1,000	14,621
Okasan Securities Group, Inc.	2,000	12,371
Oki Electric Industry Co. Ltd.	1,000	14,015
The Okinawa Electric Power Co., Inc.	350	9,100
OKUMA Corp.	300	19,951

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Okumura Corp.	400	$16,458
Olympus Corp.	5,000	191,440
Omron Corp.	3,300	196,554
OncoTherapy Science, Inc. (a) (b)	1,700	3,454
Ono Pharmaceutical Co. Ltd.	6,900	160,589
Onward Holdings Co. Ltd.	1,500	12,984
Open House Co. Ltd.	400	21,480
Optex Co. Ltd.	200	10,506
Oracle Corp.	600	49,750
Orient Corp.	5,700	9,097
Oriental Land Co. Ltd.	3,900	355,547
ORIX Corp.	23,800	402,417
Orix JREIT, Inc.	150	207,832
Osaka Gas Co. Ltd.	6,200	119,325
Osaka Soda Co. Ltd.	200	5,118
Osaka Steel Co. Ltd.	200	4,186
OSAKA Titanium Technologies Co. Ltd.	300	5,507
Osaki Electric Co. Ltd.	500	3,610
OSG Corp.	900	19,469
OSJB Holdings Corp.	1,900	5,660
Otsuka Corp.	900	68,942
Otsuka Holdings Co. Ltd.	6,800	297,792
Outsourcing, Inc.	1,000	18,211
Oyo Corp.	200	2,565
Pacific Industrial Co. Ltd. (a)	600	9,313
Pacific Metals Co. Ltd. (b)	200	5,547
The Pack Corp.	200	6,439
PAL GROUP Holdings Co. Ltd.	100	3,147
PALTAC CORPORATION	400	18,231
Panasonic Corp.	39,300	575,528
Paramount Bed Holdings Co. Ltd. (a)	200	9,897
Parco Co. Ltd.	200	2,760
Park24 Co. Ltd. (a)	2,200	52,634
Pasona Group, Inc.	200	4,044
PC Depot Corp.	200	1,530
Penta-Ocean Construction Co. Ltd.	3,500	26,099
Pepper Food Service Co. Ltd.	100	4,447
PeptiDream, Inc. (b)	1,000	34,206
Persol Holdings Co. Ltd.	3,300	82,735
PIA Corp.	100	6,396
Pigeon Corp.	1,500	57,090
Pilot Corp.	500	24,121
Piolax, Inc.	400	11,896
Pioneer Corp. (b)	4,300	8,709
Plenus Co. Ltd.	300	6,526
Pola Orbis Holdings, Inc. (a)	1,800	63,009
Premier Investment Corp.	80	75,688
Press Kogyo Co. Ltd.	1,300	7,882
Pressance Corp.	300	4,003
Prestige International, Inc.	600	7,646
Prima Meat Packers Ltd.	2,000	14,653
Proto Corp.	200	2,870

	Number of Shares	Value
Qol Co. Ltd.	200	$3,752
Raito Kogyo Co. Ltd.	600	6,851
Rakuten, Inc. (b)	16,000	146,322
Recruit Holdings Co. Ltd.	19,700	489,268
Relia, Inc.	600	7,005
Relo Group, Inc.	1,400	38,132
Renesas Electronics Corp. (b)	9,600	111,122
Rengo Co. Ltd.	2,300	16,741
Resona Holdings, Inc.	38,300	228,886
Resorttrust, Inc. (a)	1,100	25,009
Ricoh Co. Ltd.	11,600	107,820
Ricoh Leasing Co. Ltd.	200	6,917
Riken Corp.	100	5,640
Riken Keiki Co. Ltd.	200	4,596
Riken Vitamin Co. Ltd.	100	3,977
Ringer Hut Co. Ltd.	300	6,817
Rinnai Corp.	700	63,377
Riso Kagaku Corp.	300	5,693
Rock Field Co. Ltd.	300	5,436
Rohm Co. Ltd.	1,600	176,270
Rohto Pharmaceutical Co. Ltd.	1,200	31,941
Rokko Butter Co. Ltd.	200	4,837
Roland DG Corp.	200	5,371
Round One Corp.	900	15,087
Royal Holdings Co. Ltd. (a)	400	11,017
Ryobi Ltd.	300	8,525
Ryohin Keikaku Co. Ltd.	400	124,542
Ryosan Co. Ltd.	300	11,532
Ryoyo Electro Corp.	300	5,496
S Foods, Inc.	200	9,063
Sac’s Bar Holdings, Inc.	200	2,478
Saizeriya Co. Ltd.	400	13,386
Sakai Chemical Industry Co. Ltd.	200	5,341
Sakai Moving Service Co. Ltd.	100	4,910
Sakata INX Corp.	600	9,594
Sakata Seed Corp.	400	13,874
San-A Co. Ltd.	200	9,668
San-Ai Oil Co. Ltd.	700	10,195
The San-In Godo Bank Ltd.	1,800	17,359
SanBio Co. Ltd. (b)	200	5,720
Sanden Holdings Corp. (b)	200	4,010
Sangetsu Corp.	800	14,749
Sanken Electric Co. Ltd.	1,000	7,198
Sanki Engineering Co. Ltd.	500	6,071
Sankyo Co. Ltd.	800	25,158
Sankyo Tateyama, Inc.	400	6,040
Sankyu, Inc.	700	30,185
Sanrio Co. Ltd. (a)	700	11,710
Santen Pharmaceutical Co. Ltd.	6,600	103,619
Sanwa Holdings Corp.	2,700	37,178
Sanyo Chemical Industries Ltd.	100	5,232
Sanyo Denki Co. Ltd.	100	7,174
Sanyo Special Steel Co. Ltd.	200	5,118

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sapporo Holdings Ltd.	800	$24,412
Sato Holdings Corp.	300	9,123
Sawai Pharmaceutical Co. Ltd.	400	17,868
SBI Holdings, Inc.	3,900	81,411
SCREEN Holdings Co. Ltd.	500	40,632
SCSK Corp.	600	27,600
Secom Co. Ltd.	3,600	271,881
Sega Sammy Holdings, Inc.	3,300	40,888
Seibu Holdings, Inc.	4,100	77,454
Seikagaku Corp.	500	7,430
Seiko Epson Corp.	5,300	124,807
Seiko Holdings Corp.	400	11,630
Seino Holdings Co. Ltd.	1,900	30,090
Seiren Co. Ltd.	700	13,688
Sekisui Chemical Co. Ltd.	6,600	132,344
Sekisui House Ltd.	10,300	185,865
Sekisui House Reit, Inc.	56	65,327
Sekisui House SI Residential Investment Corp.	69	68,937
Sekisui Jushi Corp.	400	8,131
Sekisui Plastics Co. Ltd.	300	3,949
Senko Group Holdings Co. Ltd.	1,400	10,105
Senshu Ikeda Holdings, Inc.	3,500	12,884
Senshukai Co. Ltd. (a) (b)	300	1,728
Septeni Holdings Co. Ltd.	1,000	3,093
Seria Co. Ltd.	500	30,098
Seven & i Holdings Co. Ltd.	13,300	552,411
Seven Bank Ltd.	12,800	43,862
Sharp Corp. (a) (b)	2,500	85,361
Shibuya Corp.	200	8,293
The Shiga Bank Ltd.	3,000	15,304
The Shikoku Bank Ltd.	300	4,225
Shikoku Chemicals Corp.	500	8,099
Shikoku Electric Power Co., Inc.	2,200	23,951
Shima Seiki Manufacturing Ltd.	300	18,891
Shimachu Co. Ltd.	500	14,403
Shimadzu Corp.	4,200	95,366
Shimamura Co. Ltd.	300	32,998
Shimano, Inc.	1,300	182,911
Shimizu Corp.	10,100	104,220
Shin-Etsu Chemical Co. Ltd.	6,900	699,831
Shin-Etsu Polymer Co. Ltd.	600	6,759
Shindengen Electric Manufacturing Co. Ltd.	100	7,895
Shinko Electric Industries Co. Ltd.	1,000	8,115
Shinko Plantech Co. Ltd.	600	6,361
Shinmaywa Industries Ltd.	1,000	9,522
Shinnihon Corp.	400	3,505
Shinsei Bank Ltd.	3,500	60,276
Shionogi & Co. Ltd.	5,100	275,741
Ship Healthcare Holdings, Inc.	600	19,895
Shiseido Co. Ltd.	6,600	318,129
The Shizuoka Bank Ltd.	10,000	103,343

	Number of Shares	Value
Shizuoka Gas Co. Ltd.	800	$6,808
SHO-BOND Holdings Co. Ltd.	300	21,333
Shochiku Co. Ltd.	100	17,047
Shoei Foods Corp.	100	4,248
Showa Corp.	700	8,694
Showa Denko KK	1,800	76,791
Showa Sangyo Co. Ltd.	200	5,203
Showa Shell Sekiyu KK	3,500	47,547
Siix Corp. (a)	200	8,584
Sinfonia Technology Co. Ltd.	1,000	3,871
Sinko Industries Ltd.	300	5,801
Sintokogio Ltd.	600	7,670
SKY Perfect JSAT Holdings, Inc.	2,100	9,608
Skylark Co. Ltd. (a)	1,400	19,897
SMC Corp.	1,000	411,785
SMS Co. Ltd.	400	12,606
Sodick Co. Ltd.	400	5,196
SoftBank Group Corp.	14,300	1,129,745
Sogo Medical Co. Ltd.	100	5,266
Sohgo Security Services Co. Ltd.	1,100	59,802
Sojitz Corp.	16,100	49,458
Solasto Corp.	200	4,535
Sompo Holdings, Inc.	6,100	235,179
Sony Corp.	22,300	1,001,694
Sony Financial Holdings, Inc.	3,400	60,249
Sosei Group Corp. (a) (b)	200	19,331
Sotetsu Holdings, Inc.	999	26,234
Sparx Group Co. Ltd. (a)	1,200	3,318
Square Enix Holdings Co. Ltd.	1,100	52,229
ST Corp.	200	4,791
St Marc Holdings Co. Ltd.	200	5,518
Stanley Electric Co. Ltd.	2,300	93,415
Star Micronics Co. Ltd.	500	8,638
Start Today Co. Ltd.	3,500	106,439
Starts Corp., Inc.	400	10,461
Starzen Co. Ltd.	100	4,846
Stella Chemifa Corp.	100	3,298
Studio Alice Co. Ltd.	100	2,527
Subaru Corp.	11,000	348,269
Sugi Holdings Co. Ltd.	500	25,499
Sumco Corp.	4,200	106,809
Sumitomo Bakelite Co. Ltd.	2,000	16,834
Sumitomo Chemical Co. Ltd.	27,000	194,175
Sumitomo Corp.	21,100	357,650
Sumitomo Dainippon Pharma Co. Ltd.	2,300	34,181
Sumitomo Densetsu Co. Ltd.	200	4,248
Sumitomo Electric Industries Ltd.	13,900	234,552
Sumitomo Forestry Co. Ltd.	1,800	32,217
Sumitomo Heavy Industries Ltd.	2,000	84,716
Sumitomo Metal Mining Co. Ltd.	4,200	192,687
Sumitomo Mitsui Construction Co. Ltd.	2,320	12,950
Sumitomo Mitsui Financial Group, Inc.	23,700	1,023,603

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.	6,100	$242,252
Sumitomo Osaka Cement Co. Ltd.	5,000	23,997
Sumitomo Realty & Development Co. Ltd.	26,000	853,391
Sumitomo Riko Co. Ltd.	500	5,332
Sumitomo Rubber Industries Ltd.	3,600	66,886
Sumitomo Seika Chemicals Co. Ltd.	100	5,530
The Sumitomo Warehouse Co. Ltd.	1,000	7,212
Sun Frontier Fudousan Co. Ltd.	300	3,407
Sundrug Co. Ltd.	1,500	69,771
Suntory Beverage & Food Ltd.	2,600	115,623
Suruga Bank Ltd.	2,600	55,609
Sushiro Global Holdings Ltd.	200	8,014
Suzuken Co. Ltd.	1,400	57,606
Suzuki Motor Corp.	6,000	347,521
Sysmex Corp.	2,700	212,605
Systena Corp.	200	6,415
T Hasegawa Co. Ltd.	300	6,258
T&D Holdings, Inc.	9,200	157,395
T-Gaia Corp.	300	6,955
Tachi-S Co. Ltd.	400	7,326
Tadano Ltd.	1,400	23,257
Taihei Dengyo Kaisha Ltd.	200	5,168
Taiheiyo Cement Corp.	2,000	86,371
Taiho Kogyo Co. Ltd.	200	2,977
Taikisha Ltd.	300	10,146
Taisei Corp.	3,800	189,013
Taisho Pharmaceutical Holdings Co. Ltd.	600	47,785
Taiyo Holdings Co. Ltd.	200	8,883
Taiyo Nippon Sanso Corp.	2,200	30,751
Taiyo Yuden Co. Ltd.	1,300	20,269
Takamatsu Construction Group Co. Ltd.	200	5,637
Takara Bio, Inc.	700	9,753
Takara Holdings, Inc.	2,200	25,701
Takara Leben Co. Ltd.	1,100	4,857
Takara Standard Co. Ltd.	500	8,061
Takasago International Corp.	200	6,501
Takasago Thermal Engineering Co. Ltd.	600	11,000
Takashimaya Co. Ltd.	6,000	63,097
Takeda Pharmaceutical Co. Ltd.	12,700	719,031
Takeuchi Manufacturing Co. Ltd.	500	11,884
Takuma Co. Ltd.	1,000	13,965
Tamron Co. Ltd.	300	6,424
Tanaka Chemical Corp. (b)	100	1,714
Tanseisha Co. Ltd.	500	5,641
Tatsuta Electric Wire and Cable Co. Ltd.	500	3,991
Tayca Corp.	200	5,858
TDK Corp.	2,200	175,606
TechnoPro Holdings, Inc.	400	21,729
Teijin Ltd.	3,700	82,453
Teikoku Sen-I Co. Ltd.	300	6,020
Tekken Corp.	200	6,066

	Number of Shares	Value
Tenma Corp.	200	$3,928
Terumo Corp.	5,700	269,330
THK Co. Ltd.	1,800	67,423
TIS, Inc.	1,000	34,939
TKC Corp.	200	7,304
Toa Corp. (b)	200	5,400
Toagosei Co. Ltd.	1,500	19,025
Tobu Railway Co. Ltd.	3,100	100,067
TOC Co. Ltd.	800	6,838
Tocalo Co. Ltd.	200	8,888
The Tochigi Bank Ltd.	800	3,220
Toda Corp.	3,000	24,046
Toei Animation Co. Ltd.	100	9,724
Toei Co. Ltd.	100	10,082
The Toho Bank Ltd.	3,000	10,531
Toho Co. Ltd.	1,700	58,883
Toho Gas Co. Ltd.	1,600	43,849
Toho Holdings Co. Ltd.	600	13,572
Toho Titanium Co. Ltd.	500	5,296
Toho Zinc Co. Ltd.	100	5,434
Tohoku Electric Power Co., Inc.	8,700	111,285
Tokai Carbon Co. Ltd.	2,500	30,963
Tokai Corp.	200	4,564
TOKAI Holdings Corp.	1,200	10,181
Tokai Rika Co. Ltd.	700	14,741
Tokai Tokyo Financial Holdings, Inc.	2,700	17,390
Token Corp.	100	11,816
Tokio Marine Holdings, Inc.	11,900	543,133
Tokushu Tokai Paper Co. Ltd.	100	3,784
Tokuyama Corp.	800	26,016
Tokyo Base Co. Ltd. (b)	100	4,403
Tokyo Broadcasting System Holdings, Inc.	500	12,470
Tokyo Dome Corp.	1,200	12,122
Tokyo Electric Power Co. Holdings, Inc. (b)	23,700	93,833
Tokyo Electron Ltd.	2,800	501,558
Tokyo Gas Co. Ltd.	6,800	155,289
Tokyo Ohka Kogyo Co. Ltd.	500	21,535
Tokyo Seimitsu Co. Ltd.	500	19,657
Tokyo Steel Manufacturing Co. Ltd.	1,400	12,565
Tokyo Tatemono Co. Ltd.	13,400	180,807
Tokyo TY Financial Group, Inc.	400	11,569
Tokyotokeiba Co. Ltd.	200	7,573
Tokyu Construction Co. Ltd.	1,100	10,722
Tokyu Corp.	10,000	159,301
Tokyu Fudosan Holdings Corp.	9,900	71,535
Tokyu REIT, Inc.	57	70,825
TOMONY Holdings, Inc.	1,900	9,753
Tomy Co. Ltd.	1,000	13,578
Topcon Corp.	1,300	28,084
Toppan Forms Co. Ltd.	700	7,929
Toppan Printing Co. Ltd.	10,000	90,362

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Topre Corp.	400	$11,293
Topy Industries Ltd.	200	6,145
Toray Industries, Inc.	25,300	238,636
Toridoll.corp.	300	11,178
Torii Pharmaceutical Co. Ltd.	200	5,371
Tosei Corp.	500	4,874
Toshiba Corp. (b)	115,000	323,263
Toshiba Machine Co. Ltd.	1,000	7,468
Toshiba Plant Systems & Services Corp.	700	13,063
Toshiba TEC Corp.	2,000	12,580
Tosho Co. Ltd.	200	6,456
Tosoh Corp.	5,300	120,195
Totetsu Kogyo Co. Ltd.	300	9,960
TOTO Ltd.	2,700	159,177
The Towa Bank Ltd.	500	6,764
Towa Pharmaceutical Co. Ltd.	100	5,454
Toyo Construction Co. Ltd.	1,000	5,842
Toyo Engineering Corp. (a)	400	4,616
Toyo Ink SC Holdings Co. Ltd.	2,000	11,827
Toyo Kanetsu KK	100	4,060
Toyo Kohan Co. Ltd.	600	2,596
Toyo Seikan Group Holdings Ltd.	3,400	54,548
Toyo Suisan Kaisha Ltd.	1,800	76,760
Toyo Tanso Co. Ltd.	100	3,119
Toyo Tire & Rubber Co. Ltd.	1,300	26,872
Toyobo Co. Ltd.	1,200	21,780
Toyoda Gosei Co. Ltd.	1,200	30,428
Toyota Boshoku Corp.	800	16,688
Toyota Industries Corp.	2,800	179,979
Toyota Motor Corp.	45,700	2,926,434
Toyota Tsusho Corp.	3,700	148,702
TPR Co. Ltd.	300	9,920
Trancom Co. Ltd.	100	7,031
Transcosmos, Inc.	300	7,653
Trend Micro, Inc. (b)	2,000	113,275
Trusco Nakayama Corp.	500	14,566
Trust Tech, Inc.	100	2,998
TS Tech Co. Ltd.	600	24,646
TSI Holdings Co. Ltd.	1,000	7,344
Tsubaki Nakashima Co. Ltd.	500	11,918
Tsubakimoto Chain Co.	1,000	8,067
Tsugami Corp.	1,000	12,875
Tsukishima Kikai Co. Ltd.	400	5,386
Tsukuba Bank Ltd.	1,200	4,100
Tsukui Corp.	700	6,271
Tsumura & Co.	800	26,598
Tsuruha Holdings, Inc.	600	81,354
Tsurumi Manufacturing Co. Ltd.	300	5,518
TV Asahi Holdings Corp.	300	6,022
UACJ Corp.	400	10,408
Ube Industries Ltd.	1,400	41,205
UKC Holdings Corp.	200	4,408

	Number of Shares	Value
Ulvac, Inc.	500	$31,270
Unicharm Corp.	6,800	176,766
Union Tool Co.	100	3,660
Unipres Corp.	500	13,414
United Arrows Ltd.	300	12,183
United Super Markets Holdings, Inc.	800	8,113
United Urban Investment Corp.	193	277,526
UNITED, Inc.	200	6,511
Unitika Ltd. (b)	800	5,865
Universal Entertainment Corp. (a)	300	10,991
Unizo Holdings Co. Ltd.	200	5,433
Ushio, Inc.	1,400	20,022
USS Co. Ltd.	3,800	80,389
UT Group Co. Ltd. (b)	300	8,692
V Technology Co. Ltd.	100	16,130
Valor Holdings Co. Ltd.	500	11,662
Vector, Inc.	400	5,865
Vital KSK Holdings, Inc.	600	5,483
VT Holdings Co. Ltd.	1,100	5,483
W-Scope Corp. (a)	400	8,297
Wacoal Holdings Corp.	600	18,938
Wacom Co. Ltd. (a)	2,000	10,833
Wakita & Co. Ltd.	600	7,336
Warabeya Nichiyo Co. Ltd.	200	5,659
WATAMI Co. Ltd.	300	4,384
Welcia Holdings Co. Ltd.	600	25,939
West Japan Railway Co.	2,900	211,564
World Holdings Co. Ltd.	100	3,180
Wowow, Inc.	72	2,115
Xebio Holdings Co. Ltd.	400	7,608
YA-MAN Ltd.	400	6,741
Yahagi Construction Co. Ltd.	400	3,484
Yahoo! Japan Corp.	25,800	118,313
Yakult Honsha Co. Ltd.	1,500	113,092
Yakuodo Co. Ltd.	100	2,785
YAMABIKO Corp.	500	7,886
Yamada Denki Co. Ltd. (a)	12,200	67,137
The Yamagata Bank Ltd.	400	8,727
Yamaguchi Financial Group, Inc.	4,000	47,547
Yamaha Corp.	2,600	95,364
Yamaha Motor Co. Ltd.	4,800	157,175
The Yamanashi Chuo Bank Ltd.	2,000	8,716
Yamato Holdings Co. Ltd.	6,400	128,843
Yamato Kogyo Co. Ltd.	500	14,492
Yamazaki Baking Co. Ltd. (a)	1,800	35,032
Yamazen Corp.	900	10,604
Yaoko Co. Ltd.	200	9,741
Yaskawa Electric Corp.	4,500	196,632
Yellow Hat Ltd.	200	6,045
Yodogawa Steel Works Ltd.	300	9,295
Yokogawa Bridge Holdings Corp.	300	6,999
Yokogawa Electric Corp.	4,500	86,025
Yokohama Reito Co. Ltd. (a)	700	7,244

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Yokohama Rubber Co. Ltd.	1,700	$41,705
Yondoshi Holdings, Inc.	200	5,311
Yonex Co. Ltd.	800	5,131
Yorozu Corp.	200	4,300
Yoshinoya Holdings Co. Ltd.	900	15,273
Yuasa Trading Co. Ltd.	200	7,255
Yume No Machi Souzou Iinkai Co. Ltd.	300	5,488
Yumeshin Holdings Co. Ltd.	600	5,786
Yurtec Corp.	400	3,416
Yushin Precision Equipment Co. Ltd.	100	2,845
Zenkoku Hosho Co. Ltd.	600	25,845
Zenrin Co. Ltd.	300	10,066
Zensho Holdings Co. Ltd.	1,200	20,635
Zeon Corp.	2,200	31,857
ZERIA Pharmaceutical Co. Ltd.	400	7,640
ZIGExN Co. Ltd. (b)	400	3,187
Zojirushi Corp.	500	5,093

		80,858,284

Liberia — 0.0%
Royal Caribbean Cruises Ltd.	3,452	411,755

Luxembourg — 0.1%
ADO Properties SA (d)	1,825	92,590
Altisource Portfolio Solutions SA (a) (b)	297	8,316
APERAM SA	626	32,223
ArcelorMittal (b)	11,822	382,858
Ardagh Group SA	360	7,596
B&M European Value Retail SA	11,164	63,662
Eurofins Scientific SE	198	120,558
Grand City Properties SA	6,404	150,631
Intelsat SA (b)	843	2,858
Millicom International Cellular SA	1,305	88,102
PLAY Communications SA (b) (d)	1,606	15,598
RTL Group (b)	749	60,152
SAF-Holland SA	648	13,904
Senvion SA (b)	189	2,335
SES SA	6,911	107,693
Solutions 30 SE (b)	265	8,093
Subsea 7 SA	3,299	49,428
Tenaris SA	8,729	137,790
Trinseo SA	1,082	78,553

		1,422,940

Malaysia — 0.2%
AirAsia Bhd	19,800	16,404
Alliance Financial Group Bhd	15,600	15,735
AMMB Holdings Bhd	23,900	26,045
Astro Malaysia Holdings Bhd	24,900	16,330
Axiata Group	37,931	51,343
British American Tobacco Malaysia	1,900	18,780
CIMB Group Holdings Bhd	62,870	101,600
Dialog Group Bhd	45,400	28,178

	Number of Shares	Value
DiGi.Com Bhd	43,900	$55,323
Felda Global Ventures Holdings Bhd	20,500	8,560
Gamuda Bhd	26,500	32,424
Genting Bhd	32,600	74,032
Genting Malaysia Bhd	43,200	60,082
Genting Plantations Bhd	2,800	7,263
HAP Seng Consolidated Bhd	8,100	19,114
Hartalega Holdings Bhd	8,300	21,883
Hong Leong Bank Bhd	9,200	38,731
Hong Leong Financial Group Bhd	3,700	16,345
IHH Healthcare Bhd	29,100	42,135
IJM Corp. Bhd	45,100	33,973
IOI Corp.	30,600	34,325
IOI Properties Group Bhd	26,175	11,962
Kuala Lumpur Kepong Bhd	7,100	43,851
Malayan Banking Bhd	58,957	142,638
Malaysia Airports Holdings Bhd	13,100	28,532
Maxis Bhd	27,000	40,102
MISC Bhd	19,400	35,568
Nestle Malaysia Bhd	900	22,910
Petronas Chemicals Group Bhd	35,300	67,081
Petronas Dagangan Bhd	3,200	19,179
Petronas Gas Bhd	9,400	40,593
PPB Group Bhd	6,300	26,841
Press Metal Aluminium Holdings Bhd	18,800	24,995
Public Bank Bhd	40,400	207,332
RHB Bank Bhd	10,700	13,211
Sapura Energy Bhd	51,600	9,028
Sime Darby Bhd	33,195	18,082
Sime Darby Plantation Bhd (b)	35,495	52,624
Sime Darby Property Bhd (b)	35,495	15,612
SP Setia Bhd Group	14,600	14,421
Telekom Malaysia Bhd	15,600	24,262
Tenaga Nasional	48,400	182,211
UMW Holdings Bhd (b)	5,200	6,681
Westports Holdings Bhd	15,100	13,831
YTL Corp. Bhd	66,810	22,613
YTL Power International Bhd	21,420	6,832

		1,809,597

Malta — 0.0%
Brait SE (a) (b)	4,814	16,205
Catena Media PLC (a) (b)	368	4,651
Unibet Group PLC	2,819	40,323

		61,179

Marshall Islands — 0.0%
Eagle Bulk Shipping, Inc. (b)	1,149	5,147
Navios Maritime Holdings, Inc. (b)	2,455	2,946
Safe Bulkers, Inc. (b)	1,307	4,222

		12,315

Mauritius — 0.0%
Golden Agri-Resources Ltd.	133,000	36,768

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.2%
Alfa SAB de CV	42,900	$47,236
America Movil SAB de CV	471,536	406,246
Arca Continental SAB de CV	6,100	42,239
Cemex SAB de CV (b)	201,908	151,052
Coca-Cola Femsa SAB de CV	6,900	48,132
El Puerto de Liverpool SAB de CV	2,700	17,074
Fibra Uno Administracion SA de CV	42,334	62,632
Fomento Economico Mexicano SAB de CV	27,565	259,255
Gentera SAB de CV	14,600	12,133
Gruma SAB de CV Class B	3,105	39,376
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,200	53,422
Grupo Aeroportuario del Sureste SAB de CV Class B	2,780	50,709
Grupo Bimbo SAB de CV	23,200	51,409
Grupo Carso SAB de CV	6,154	20,278
Grupo Financiero Banorte SAB de CV Class O	34,700	190,473
Grupo Financiero Inbursa SAB de CV Class O	32,600	53,370
Grupo Financiero Santander Mexico SAB de CV	25,800	37,724
Grupo Lala SAB de CV	8,400	11,808
Grupo Mexico SAB de CV Series B	52,700	174,027
Grupo Televisa SAB	33,600	125,856
Industrias Penoles SAB de CV	1,935	40,437
Infraestructura Energetica Nova SAB de CV	7,524	36,812
Kimberly-Clark de Mexico SAB de CV Class A	21,000	36,975
Mexichem SAB de CV	15,233	37,706
Promotora y Operadora de Infraestructura SAB de CV	3,145	31,073
Wal-Mart de Mexico SAB de CV	73,700	180,741

		2,218,195

Netherlands — 1.6%
Aalberts Industries NV	1,321	67,073
ABN AMRO Group NV (d)	7,402	238,182
Accell Group	347	9,758
Aegon NV	31,390	200,057
AerCap Holdings NV (b)	2,457	129,263
Airbus SE	10,099	1,002,888
Akzo Nobel NV	4,364	381,717
Altice NV Class A (a) (b)	8,459	88,490
AMG Advanced Metallurgical Group NV	347	17,432
Arcadis NV	874	19,966
ASM International NV	642	43,382
ASML Holding NV	6,876	1,192,903
ASR Nederland NV	1,947	80,074

	Number of Shares	Value
Basic-Fit NV (b) (d)	386	$9,311
BE Semiconductor Industries NV	467	39,019
BinckBank NV	912	4,849
Boskalis Westminster	1,764	66,490
Brack Capital Properties NV (b)	48	5,535
Brunel International NV	331	6,035
Chicago Bridge & Iron Co. NV	2,340	37,768
Cimpress NV (a) (b)	601	72,048
CNH Industrial NV	18,152	242,673
Corbion NV	811	26,257
COSMO Pharmaceuticals NV	99	14,850
Eurocommercial Properties NV	2,887	125,760
Euronext NV (d)	734	45,545
EXOR NV	1,730	106,038
Ferrari NV	2,112	221,539
Fiat Chrysler Automobiles NV (b)	18,827	335,697
Flow Traders (d)	302	7,241
ForFarmers NV	408	5,111
Frank’s International NV	1,325	8,811
Fugro NV (b)	1,012	15,756
Gemalto NV	1,067	63,139
Heineken Holding NV	2,025	200,064
Heineken NV	4,533	472,494
IMCD Group NV	673	42,331
ING Groep NV	68,844	1,266,785
Intertrust NV (a) (d)	901	16,897
InterXion Holding NV (b)	925	54,510
Kendrion NV	187	9,009
Koninklijke Ahold Delhaize NV	22,215	487,570
Koninklijke BAM Groep NV	3,211	14,754
Koninklijke DSM NV	3,184	303,515
Koninklijke KPN NV	59,664	208,151
Koninklijke Philips NV	16,590	627,623
Koninklijke Volkerwessels NV	375	10,648
Koninklijke Vopak NV	1,151	50,488
LyondellBasell Industries NV Class A	8,898	981,627
Mylan NV (b)	10,728	453,902
NN Group NV	5,168	223,459
NSI NV	996	41,534
NXP Semiconductor NV (b)	15,373	1,800,025
OCI NV (b)	917	23,132
Orthofix International NV (b)	450	24,615
Patheon N.V. (b) (c)	847	29,628
Philips Lighting NV (d)	1,148	42,137
PostNL NV	5,544	27,060
QIAGEN NV	3,605	112,570
QIAGEN NV	4,590	141,969
Randstad Holding NV	2,218	136,087
Refresco Group NV (d)	699	16,602
RELX NV	17,439	400,903
Rhi Magnesita NV (b)	351	18,364
Sapiens International Corp. NV	421	4,851
SBM Offshore NV	2,097	36,900

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schlumberger Ltd.	31,228	$2,104,455
Sensata Technologies Holding NV (b)	3,382	172,854
SIF Holding NV (a)	121	2,525
Steinhoff International Holdings NV (a)	41,926	15,747
STMicroelectronics NV	11,314	245,707
Takeaway.com Holding BV (b) (d)	206	12,572
TKH Group NV	498	31,603
TomTom NV (b)	1,668	16,511
Unilever NV	28,372	1,594,062
Vastned Retail NV	1,194	59,142
Wereldhave NV	2,390	114,597
Wessanen	852	17,561
Wolters Kluwer NV	5,236	272,658
Wright Medical Group NV (b)	2,534	56,255

		17,927,110

New Zealand — 0.1%
a2 Milk Co. Ltd. (b)	8,672	49,505
Air New Zealand Ltd.	8,007	18,034
Argosy Property Ltd.	11,624	8,932
Auckland International Airport Ltd.	15,593	71,576
Chorus Ltd.	5,241	15,590
Contact Energy Ltd.	9,616	37,863
Fisher & Paykel Healthcare Corp. Ltd.	10,160	103,029
Fletcher Building Ltd.	13,996	75,341
Freightways Ltd.	2,237	12,162
Genesis Energy Ltd.	7,023	12,540
Goodman Property Trust	14,398	14,062
Infratil Ltd.	5,957	14,012
Kiwi Property Group Ltd.	88,006	87,563
Mercury NZ Ltd.	13,032	31,059
Meridian Energy Ltd.	24,713	51,163
Metlifecare Ltd.	1,735	7,497
The New Zealand Refining Co. Ltd.	2,316	4,348
Precinct Properties New Zealand Ltd.	14,167	13,640
Ryman Healthcare Ltd.	7,660	57,451
SKY Network Television Ltd.	4,210	8,381
SKYCITY Entertainment Group Ltd.	8,169	23,985
Spark New Zealand Ltd.	35,890	92,307
Summerset Group Holdings Ltd.	2,316	9,030
Trade Me Group Ltd.	5,717	19,649
Xero Ltd. (b)	1,076	23,995
Z Energy Ltd.	4,685	25,370

		888,084

Norway — 0.2%
Akastor ASA (a) (b)	1,087	2,170
Aker ASA	252	12,368
Aker Solutions ASA (b)	2,076	11,657
Atea ASA	1,109	15,599
Austevoll Seafood ASA	1,248	10,373

	Number of Shares	Value
B2Holding ASA	2,689	$6,839
Borregaard ASA	1,415	14,046
Det Norske Oljeselskap ASA	1,419	34,887
DNB ASA	17,505	323,664
DNO ASA (b)	9,002	10,416
Entra ASA (d)	6,419	95,363
Europris ASA (d)	1,626	6,616
Evry AS (b) (d)	1,928	7,636
Gjensidige Forsikring ASA	3,060	57,710
Grieg Seafood ASA	784	6,873
Hexagon Composites ASA (b)	1,044	3,494
IDEX ASA (b)	5,175	3,236
Kongsberg Automotive ASA (b)	6,110	8,733
Leroy Seafood Group ASA	3,948	21,147
Marine Harvest ASA	7,663	129,722
Nordic Nanovector ASA (a) (b)	599	5,910
Nordic Semiconductor ASA (b)	1,704	8,714
Norsk Hydro ASA	23,226	175,599
Norway Royal Salmon ASA	195	3,198
Norwegian Air Shuttle ASA (a) (b)	379	8,123
Norwegian Finans Holding ASA (b)	1,401	15,681
Norwegian Property ASA	3,134	4,045
Ocean Yield ASA	738	6,234
Opera Software ASA (b)	1,615	5,153
Orkla ASA	13,898	147,332
Petroleum Geo-Services ASA (b)	3,047	6,202
Protector Forsikring ASA	841	9,218
REC Silicon ASA (b)	28,256	4,748
Salmar ASA	689	20,588
Sbanken ASA (d)	798	7,872
Scatec Solar ASA (d)	901	5,478
Schibsted ASA Class B	1,228	32,574
Selvaag Bolig ASA	468	1,932
SpareBank 1 Nord Norge	1,409	10,657
Sparebank 1 Oestlandet (b)	285	3,142
SpareBank 1 SMN	1,468	14,704
Statoil ASA	19,582	418,900
Storebrand ASA	5,883	47,821
Telenor ASA	13,200	282,753
TGS Nopec Geophysical Co. ASA	1,380	32,644
Wilh Wilhelmsen ASA (b)	1,198	8,644
XXL ASA (d)	1,089	11,277
Yara International ASA	3,032	138,780

		2,220,472

Pakistan — 0.0%
Habib Bank Ltd.	8,500	12,885
Lucky Cement Ltd.	2,000	9,352
MCB Bank Ltd.	6,100	11,664
Oil & Gas Development Co. Ltd.	9,800	14,373
United Bank Ltd.	6,400	10,904

		59,178

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA	794	$21,359
Carnival Corp.	11,166	741,087
Copa Holdings SA Class A	633	84,860
McDermott International, Inc. (b)	6,662	43,836
Norstar Holdings, Inc.	183	3,744

		894,886

Papua New Guinea — 0.0%
Oil Search Ltd.	24,916	151,571

Peru — 0.0%
Cia de Minas Buenaventura SA Sponsored ADR	2,800	39,424

Philippines — 0.1%
Aboitiz Equity Ventures, Inc.	26,870	39,763
Aboitiz Power Corp.	22,100	18,422
Alliance Global Group, Inc. (b)	65,100	20,838
Ayala Corp.	3,420	69,542
Ayala Land, Inc.	101,900	90,830
Bank of the Philippine Islands	9,940	21,503
BDO Unibank, Inc.	27,231	89,423
DMCI Holdings, Inc.	51,700	14,906
Globe Telecom, Inc.	525	19,981
GT Capital Holdings, Inc.	1,330	34,425
International Container Terminal Services, Inc.	7,970	16,829
JG Summit Holdings, Inc.	41,290	59,572
Jollibee Foods Corp.	6,490	32,883
Manila Electric Co.	3,380	22,242
Megaworld Corp.	181,200	18,732
Metro Pacific Investments Corp.	190,200	26,136
Metropolitan Bank & Trust	8,320	16,890
PLDT, Inc.	1,250	36,965
Robinsons Land Corp.	27,000	11,498
Security Bank Corp.	3,380	17,019
SM Investments Corp.	3,300	65,358
SM Prime Holdings, Inc.	124,700	93,669
Universal Robina Corp.	12,940	39,144

		876,570

Poland — 0.1%
Alior Bank SA (b)	1,403	31,952
Bank Handlowy w Warszawie SA	351	8,256
Bank Millennium SA (b)	8,975	23,048
Bank Pekao SA	2,191	81,406
Bank Zachodni WBK SA	480	54,515
CCC SA	391	31,913
CD Projekt SA	946	26,352
Cyfrowy Polsat SA	3,217	22,902
Dino Polska SA (b) (d)	714	16,145
Grupa Azoty SA	622	12,435
Grupa Lotos SA	1,192	19,754

	Number of Shares	Value
Jastrzebska Spolka Weglowa SA (b)	783	$21,572
KGHM Polska Miedz SA	2,014	64,060
LPP SA	18	45,934
mBank SA (b)	204	27,249
Orange Polska SA (b)	9,198	15,298
PGE Polska Grupa Energetyczna SA (b)	12,227	42,319
Polski Koncern Naftowy ORLEN SA	4,271	129,713
Polskie Gornictwo Naftowe i Gazownictwo SA	24,803	44,739
Powszechna Kasa Oszczednosci Bank Polski SA (b)	13,343	169,505
Powszechny Zaklad Ubezpieczen SA	8,436	101,974
Tauron Polska Energia SA (b)	12,516	10,948

		1,001,989

Portugal — 0.0%
Altri SGPS SA	502	3,114
Banco Comercial Portugues SA (b)	127,752	41,598
Corticeira Amorim SGPS SA	623	7,691
CTT-Correios de Portugal SA	1,985	8,360
EDP — Energias de Portugal SA	40,927	141,665
Galp Energia SGPS SA	8,866	162,878
Jeronimo Martins SGPS SA	4,028	78,225
Mota-Engil SGPS SA	1,283	5,637
The Navigator Co. SA	2,139	10,900
NOS SGPS SA	3,285	21,599
REN — Redes Energeticas Nacionais SGPS SA (a)	4,288	12,738
Semapa-Sociedade de Investimento e Gestao	377	8,047
Sonae SGPS SA	8,121	10,949

		513,401

Puerto Rico — 0.0%
EVERTEC, Inc.	1,585	21,635
First BanCorp (b)	4,281	21,833
OFG Bancorp	1,153	10,838
Popular, Inc.	2,032	72,116
Triple-S Management Corp. Class B (b)	595	14,786

		141,208

Qatar — 0.0%
Barwa Real Estate Co.	1,569	13,958
The Commercial Bank PQSC (b)	2,686	21,397
Doha Bank QPSC	2,142	16,719
Ezdan Holding Group QSC	11,139	37,517
Industries Qatar QSC	2,145	57,688
Masraf Al Rayan QSC	5,069	51,643
Ooredoo QPSC	1,124	28,082
Qatar Electricity & Water Co. QSC	379	18,820
Qatar Gas Transport Co. Ltd.	3,793	16,790
Qatar Insurance Co. SAQ	1,896	27,940

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Qatar Islamic Bank SAQ	805	$21,674
Qatar National Bank QPSC	3,238	112,850

		425,078

Republic of Korea — 1.0%
Amorepacific Corp.	453	128,661
AMOREPACIFIC Group	404	53,221
BGF retail Co. Ltd. (b)	109	21,381
BNK Financial Group, Inc.	3,744	32,939
Celltrion Healthcare Co. Ltd. (b)	481	48,575
Celltrion, Inc. (b)	1,142	234,691
Cheil Worldwide, Inc. (b)	1,036	20,508
CJ CheilJedang Corp.	114	38,981
CJ Corp.	203	34,436
CJ E&M Corp.	248	22,596
CJ Korea Express Corp. (b)	99	12,941
Coway Co. Ltd.	746	67,967
Daelim Industrial Co. Ltd.	419	32,249
Daewoo Engineering & Construction Co. Ltd. (b)	2,013	11,132
DB Insurance Co. Ltd.	731	48,600
DGB Financial Group, Inc.	2,470	24,294
Dongsuh Cos., Inc.	550	14,959
Doosan Bobcat, Inc.	533	17,827
Doosan Heavy Industries & Construction Co. Ltd.	806	11,553
E-MART, Inc.	300	75,853
GS Engineering & Construction Corp. (b)	751	19,860
GS Holdings Corp.	751	43,581
GS Retail Co. Ltd.	388	14,612
Hana Financial Group, Inc.	4,133	192,308
Hankook Tire Co. Ltd.	1,015	51,727
Hanmi Pharm Co. Ltd. (b)	86	46,786
Hanmi Science Co. Ltd. (b)	184	19,063
Hanon Systems	2,735	35,442
Hanssem Co. Ltd.	139	23,372
Hanwha Chemical Corp. (b)	1,568	46,200
Hanwha Corp.	659	25,516
Hanwha Life Insurance Co. Ltd.	3,396	21,895
Hanwha Techwin Co. Ltd. (b)	570	18,921
Hotel Shilla Co. Ltd.	467	36,968
Hyosung Corp.	296	38,600
Hyundai Department Store Co. Ltd.	204	19,905
Hyundai Development Co-Engineering & Construction	833	29,985
Hyundai Engineering & Construction Co. Ltd.	1,158	39,337
Hyundai Glovis Co. Ltd.	253	32,137
Hyundai Heavy Industries Co. Ltd. (b)	446	41,821
Hyundai Marine & Fire Insurance Co. Ltd.	935	41,002
Hyundai Mobis Co. Ltd.	947	232,794

	Number of Shares	Value
Hyundai Motor Co.	2,142	$312,057
Hyundai Robotics Co. Ltd. (b)	140	49,756
Hyundai Steel Co.	1,127	61,655
Hyundai Wia Corp.	259	15,732
Industrial Bank Of Korea (b)	3,476	53,303
ING Life Insurance Korea Ltd. (d)	438	21,786
Kakao Corp.	480	61,373
Kangwon Land, Inc.	1,636	53,174
KB Financial Group, Inc. (b)	5,543	327,731
KCC Corp.	79	28,111
KEPCO Plant Service & Engineering Co. Ltd.	327	12,392
Kia Motors Corp.	3,662	114,541
Korea Aerospace Industries Ltd.	955	42,270
Korea Electric Power Corp. (b)	3,529	125,756
Korea Gas Corp. (b)	405	16,092
Korea Investment Holdings Co. Ltd.	573	36,931
Korea Zinc Co. ,Ltd.	119	54,747
Korean Air Lines Co. Ltd. (b)	682	21,523
KT Corp.	98	2,769
KT&G Corp.	1,648	177,833
Kumho Petrochemical Co. Ltd.	267	24,862
LG Chem Ltd. (b)	640	241,853
LG Corp.	1,342	114,007
LG Display Co. Ltd. (b)	3,237	90,393
LG Electronics, Inc. (b)	1,497	148,122
LG Household & Health Care Ltd.	133	147,448
LG Innotek Co. Ltd.	201	26,924
Lotte Chemical Corp.	219	75,114
Lotte Corp.	440	26,741
Lotte Shopping Co. Ltd.	162	30,166
Medy-Tox, Inc.	63	28,500
Mirae Asset Daewoo Co. Ltd.	5,125	43,917
NAVER Corp.	390	316,653
NCSoft Corp.	246	102,768
Netmarble Games Corp. (b) (d)	227	39,882
NH Investment & Securities Co. Ltd.	1,969	25,528
OCI Co. Ltd.	219	27,848
Orion Corp. (b)	328	32,040
Ottogi Corp.	17	12,801
Pan Ocean Co. Ltd. (b)	3,248	15,986
POSCO	1,043	323,853
Posco Daewoo Corp.	456	7,720
S-1 Corp. (b)	255	25,499
S-Oil Corp.	613	66,874
Samsung Biologics Co. Ltd. (b) (d)	238	82,392
Samsung C&T Corp.	1,062	124,901
Samsung Card Co. Ltd.	441	16,316
Samsung Electro-Mechanics Co. Ltd.	791	73,546
Samsung Electronics Co. Ltd.	1,363	3,238,249
Samsung Fire & Marine Insurance Co. Ltd.	422	105,182

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Samsung Heavy Industries Co. Ltd. (b)	3,672	$25,101
Samsung Life Insurance Co. Ltd.	965	112,311
Samsung SDI Co. Ltd. (b)	779	147,913
Samsung SDS Co. Ltd.	481	89,694
Samsung Securities Co. Ltd.	908	30,985
Shinhan Financial Group Co. Ltd. (b)	5,972	275,628
Shinsegae, Inc.	107	29,935
SillaJen, Inc. (b)	745	64,883
SK Holdings Co. Ltd.	445	117,694
SK Hynix, Inc. (b)	8,183	577,791
SK Innovation Co. Ltd.	898	170,999
SK Networks Co. Ltd.	2,017	12,533
SK Telecom Co. Ltd.	272	67,862
Woori Bank	5,273	77,538
Yuhan Corp.	128	26,176

		11,077,856

Romania — 0.0%
NEPI Rockcastle PLC	5,304	91,556

Russia — 0.2%
Alrosa PJSC	36,700	47,717
Gazprom PJSC	149,432	336,536
Inter RAO UES PJSC	406,428	23,725
LUKOIL PJSC	5,898	339,272
Magnit PJSC Sponsored GDR Registered	4,948	135,335
Magnitogorsk Iron & Steel Works PJSC	31,700	23,074
MMC Norilsk Nickel PJSC	889	167,272
Mobile TeleSystems PJSC Sponsored ADR	6,738	68,660
Moscow Exchange MICEX-RTS PJSC	20,550	38,715
Novatek PJSC Sponsored GDR Registered	1,272	152,846
Novolipetsk Steel PJSC	17,340	44,347
PhosAgro PJSC GDR Registered	1,670	25,623
Polyus PJSC	382	30,160
Rosneft Oil Co. PJSC	16,630	83,902
RusHydro PJSC	1,553,000	19,648
Sberbank	150,760	587,467
Severstal PJSC	2,350	36,357
Severstal PJSC (b)	570	8,818
Surgutneftegas OJSC	103,200	49,708
Tatneft PJSC	21,140	173,768
VTB Bank PJSC	74,160,000	60,629

		2,453,579

Singapore — 0.7%
Accordia Golf Trust	10,700	5,481
Ascendas Hospitality Trust	10,500	6,744
Ascendas REIT	152,200	309,441
Ascott Residence Trust	14,200	12,953

	Number of Shares	Value
Asian Pay Television Trust	19,700	$8,688
Best World International Ltd.	3,200	3,166
Boustead Singapore Ltd.	2,600	1,672
Broadcom Ltd.	9,064	2,328,542
Bumitama Agri Ltd.	9,100	5,069
Cache Logistics Trust	14,396	9,192
CapitaLand Commercial Trust	153,203	220,994
CapitaLand Ltd.	165,700	436,555
CapitaLand Mall Trust	143,700	228,729
CapitaLand Retail China Trust	7,900	9,564
CDL Hospitality Trusts	49,440	62,455
China Aviation Oil Singapore Corp. Ltd. (a)	4,100	4,966
Chip Eng Seng Corp. Ltd.	4,500	3,279
City Developments Ltd.	30,400	282,712
ComfortDelGro Corp. Ltd.	44,100	65,214
COSCO Shipping International Singapore Co. Ltd. (a) (b)	15,800	4,429
DBS Group Holdings, Ltd.	31,272	579,025
ESR REIT	14,600	6,166
Ezion Holdings Ltd. (b) (c)	24,400	3,594
Far East Hospitality Trust	12,067	6,503
First REIT	7,200	7,483
First Resources Ltd.	7,700	10,745
Fortune REIT	61,000	75,430
Frasers Centrepoint Trust	5,600	9,379
Frasers Commercial Trust	9,000	10,023
Frasers Logistics & Industrial Trust	14,400	12,487
Genting Singapore PLC	114,000	111,398
Global Logistic Properties Ltd.	49,400	124,380
Hutchison Port Holdings Trust	99,800	41,409
Indofood Agri Resources Ltd.	5,800	1,691
Japfa Ltd.	3,100	1,182
Jardine Cycle & Carriage Ltd.	2,000	60,786
Kenon Holdings Ltd. (b)	204	4,355
Keppel Corp. Ltd.	27,200	148,974
Keppel DC REIT	9,819	10,505
Keppel Infrastructure Trust	36,400	15,629
Keppel REIT	110,600	104,363
Lippo Malls Indonesia Retail Trust	25,400	7,596
M1 Ltd.	5,300	7,052
Manulife US REIT	10,856	9,819
Mapletree Commercial Trust	111,100	134,577
Mapletree Greater China Commercial Trust	22,000	20,241
Mapletree Industrial Trust	73,400	111,471
Mapletree Logistics Trust	119,118	117,555
NetLink NBN Trust (b)	40,100	25,033
OUE Hospitality Trust	14,000	8,905
OUE Ltd.	2,900	4,055
Oversea-Chinese Banking Corp. Ltd.	54,600	504,448
Parkway Life REIT	5,000	11,165
QAF Ltd.	2,184	1,834

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Raffles Medical Group Ltd. (a)	12,785	$10,705
RHT Health Trust	8,900	5,599
Riverstone Holdings Ltd.	3,400	2,746
Sabana Shari’ah Compliant Industrial REIT	14,200	4,194
SATS Ltd.	14,400	55,890
Sembcorp Industries Ltd.	18,600	42,057
SembCorp Marine Ltd. (a)	10,000	13,723
Sheng Siong Group Ltd. (a)	7,500	5,185
SIIC Environment Holdings Ltd.	12,600	4,864
Singapore Airlines Ltd.	8,200	65,315
Singapore Exchange Ltd.	12,700	70,502
Singapore Post Ltd. (a)	17,500	16,225
Singapore Press Holdings Ltd. (a)	32,600	64,509
Singapore Technologies Engineering Ltd.	25,100	61,082
Singapore Telecommunications Ltd.	140,300	374,480
Soilbuild Business Space REIT	10,800	5,404
SPH REIT	10,500	8,256
Starhill Global REIT	19,900	11,538
StarHub Ltd.	9,700	20,668
Suntec REIT	155,400	249,455
United Engineers Ltd.	5,300	10,461
United Overseas Bank Ltd.	23,529	464,164
UOL Group Ltd.	33,074	219,290
Venture Corp. Ltd.	3,500	53,484
WaVe Life Sciences Ltd. (a) (b)	267	9,372
Wilmar International Ltd.	31,400	72,392
Wing Tai Holdings Ltd.	3,900	6,642
Yangzijiang Shipbuilding Holdings Ltd.	35,000	38,466
Yanlord Land Group Ltd.	7,700	9,325
Yoma Strategic Holdings Ltd.	15,600	6,298

		8,301,394

South Africa — 0.5%
Anglo Platinum Ltd. (b)	769	21,971
AngloGold Ashanti Ltd.	5,605	57,178
Aspen Pharmacare Holdings Ltd.	5,475	122,753
Barclays Africa Group Ltd.	9,348	137,491
Bid Corp. Ltd.	4,572	111,208
Bidvest Group Ltd.	4,638	81,536
Capitec Bank Holdings Ltd.	596	52,767
Coronation Fund Managers Ltd.	3,265	19,468
Discovery Ltd.	5,178	77,835
Exxaro Resources Ltd.	3,347	43,948
FirstRand Ltd.	46,882	254,788
Fortress REIT Ltd. Class A	20,054	30,079
Fortress REIT Ltd. Class B	10,792	36,808
The Foschini Group Ltd.	3,104	49,315
Gold Fields Ltd.	11,360	49,387
Growthpoint Properties Ltd.	31,295	69,960
Hyprop Investments Ltd.	3,596	34,089

	Number of Shares	Value
Imperial Holdings Ltd.	2,040	$43,173
Investec Ltd.	3,791	27,479
Kumba Iron Ore Ltd.	918	28,126
Liberty Holdings Ltd.	1,596	16,001
Life Healthcare Group Holdings Ltd.	18,020	40,391
MMI Holdings Ltd.	13,713	23,277
Mondi Ltd.	1,725	44,443
Mr Price Group Ltd.	3,464	68,510
MTN Group Ltd.	23,382	258,455
Naspers Ltd.	6,145	1,712,177
Nedbank Group Ltd.	3,019	62,483
Netcare Ltd.	13,296	27,017
Pick n Pay Stores Ltd.	4,879	27,311
Pioneer Foods Group Ltd.	1,662	18,416
PSG Group Ltd.	1,288	28,105
Rand Merchant Investment Holdings Ltd.	8,726	32,364
Redefine Properties Ltd.	71,060	61,443
Remgro Ltd.	7,334	139,878
Resilient REIT Ltd.	4,228	51,661
RMB Holdings Ltd.	10,009	63,712
Sanlam Ltd.	20,275	142,458
Sappi Ltd.	7,918	57,269
Sasol Ltd.	7,792	268,797
Shoprite Holdings Ltd.	6,171	110,317
Sibanye Gold Ltd.	23,027	29,197
The SPAR Group Ltd.	2,750	45,177
Standard Bank Group Ltd.	18,253	288,273
Telkom SA SOC Ltd.	3,545	13,780
Tiger Brands Ltd. (a)	2,277	84,610
Truworths International Ltd.	6,396	48,732
Vodacom Group Ltd.	8,626	101,354
Woolworths Holdings Ltd.	13,716	72,404

		5,287,371

Spain — 0.9%
Abertis Infraestructuras SA	12,069	268,545
Acciona SA	370	30,197
Acerinox SA	2,153	30,714
ACS Actividades de Construccion y Servicios SA	4,083	159,751
Aena SME SA (d)	1,155	233,821
Almirall SA (a)	850	8,503
Amadeus IT Group SA	7,776	559,691
Applus Services SA	1,929	26,102
Atresmedia Corp. de Medios de Comunicacion SA	1,219	12,708
Axiare Patrimonio SOCIMI SA	3,425	75,628
Banco Bilbao Vizcaya Argentaria SA	118,092	1,005,248
Banco de Sabadell SA	93,388	184,826
Banco Santander SA	283,407	1,858,400
Bankia SA	17,864	85,266
Bankinter SA	10,950	103,645

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bolsas y Mercados Espanoles SHMSF SA	975	$31,029
CaixaBank SA	63,860	297,032
Cellnex Telecom SAU (d)	1,957	50,088
Cia de Distribucion Integral Logista Holdings SA	548	12,601
CIE Automotive SA	765	22,215
Codere SA (b)	546	5,226
Construcciones y Auxiliar de Ferrocarriles SA	260	10,662
Corp. Financiera Alba SA	200	11,440
Distribuidora Internacional de Alimentacion SA	8,169	42,116
Ebro Foods SA	932	21,821
Enagas SA	3,651	104,440
Ence Energia y Celulosa SA	1,566	10,316
Endesa SA	5,806	124,204
Euskaltel SA (d)	928	7,559
Faes Farma SA	3,647	12,846
Ferrovial SA	8,543	193,628
Fomento de Construcciones y Contratas SA (b)	1,018	10,516
Gas Natural SDG SA	6,459	149,030
Gestamp Automocion SA (a) (b) (d)	2,197	15,700
Global Dominion Access SA (b) (d)	784	4,047
Grifols SA	5,613	164,129
Grupo Catalana Occidente SA	507	22,433
Hispania Activos Inmobiliarios SOCIMI SA	5,484	103,181
Iberdrola SA	100,043	774,197
Indra Sistemas SA (b)	1,514	20,682
Industria de Diseno Textil SA	19,010	661,197
Inmobiliaria Colonial SA	15,274	151,469
International Consolidated Airlines Group SA	11,110	96,325
Lar Espana Real Estate Socimi SA	5,802	61,793
Liberbank SA (b)	17,946	9,504
Mapfre SA	22,175	71,093
Mediaset Espana Comunicacion SA	2,119	23,758
Melia Hotels International SA	1,467	20,216
Merlin Properties Socimi SA	20,013	270,946
Miquel y Costas & Miquel SA	183	7,897
Neinor Homes SA (b) (d)	921	20,198
NH Hotel Group SA	2,651	19,060
Obrascon Huarte Lain SA (b)	1,611	9,623
Papeles y Cartones de Europa SA	468	6,358
Pharma Mar SA (b)	2,440	7,244
Prosegur Cia de Seguridad SA	3,448	27,084
Realia Business SA (b)	2,536	3,344
Red Electrica Corp. SA	7,496	168,084
Repsol SA	20,915	369,644
Sacyr SA (b)	4,970	14,043
Saeta Yield SA	746	8,781

	Number of Shares	Value
Siemens Gamesa Renewable Energy SA (a)	3,629	$49,693
Talgo SA (a) (d)	1,358	6,937
Tecnicas Reunidas SA (a)	469	14,871
Telefonica SA	79,480	773,867
Telepizza Group SA (b) (d)	1,187	6,692
Tubacex SA (b)	1,699	6,818
Unicaja Banco SA (b) (d)	10,222	16,113
Viscofan SA	508	33,502
Zardoya Otis SA	2,555	27,942

		9,828,279

Sweden — 0.9%
AAK AB	379	32,454
AcadeMedia AB (b) (d)	398	3,141
AF AB	798	17,593
Ahlsell AB (d)	3,968	25,507
Alfa Laval AB	5,311	125,226
Alimak Group AB (d)	408	6,365
Arcam AB (b)	111	4,675
Arjo AB Class B (b)	2,973	8,484
Assa Abloy AB Class B	18,001	373,528
Atlas Copco AB Class A	11,876	511,496
Atlas Copco AB Class B	6,859	262,337
Attendo AB (d)	1,473	15,766
Avanza Bank Holding AB	321	13,463
Axactor AB (a) (b)	15,167	5,301
Axfood AB	1,326	25,542
Bergman & Beving AB	343	3,592
Betsson AB	1,397	10,304
Bilia AB	1,076	10,492
BillerudKorsnas AB	2,332	39,859
BioGaia AB	207	8,218
Biotage AB	653	6,663
Boliden AB	4,827	164,426
Bonava AB	998	13,928
Bravida Holding AB (d)	2,685	17,926
Bufab AB	491	6,347
Bure Equity AB	621	7,417
Byggmax Group AB	818	5,480
Camurus AB (b)	236	3,907
Capio AB (d)	1,574	8,432
Castellum AB	15,870	267,617
Catena AB	565	10,691
Cherry AB (a) (b)	915	5,493
Clas Ohlson AB	513	7,032
Cloetta AB	3,094	11,200
Collector AB (a) (b)	225	2,228
Com Hem Holding AB	1,963	30,003
D Carnegie & Co. AB (b)	1,798	26,791
Dios Fastigheter AB	5,384	36,554
Dometic Group AB (d)	3,882	39,487
Dustin Group AB (d)	641	6,362

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Elanders AB	195	$1,946
Electrolux AB Series B	4,080	131,220
Elekta AB	4,757	39,209
Eltel AB (b) (d)	1,813	6,400
Essity AB Class B (b)	10,691	302,758
Evolution Gaming Group AB (d)	281	19,855
Fabege AB	7,764	165,030
Fastighets AB Balder (b)	5,728	153,121
Fingerprint Cards AB Class B (a) (b)	4,428	8,537
Getinge AB Class B	3,700	53,460
Granges AB	1,040	10,679
Gunnebo AB	493	2,025
Haldex AB (b)	562	5,973
Hansa Medical AB (a) (b)	251	7,634
Hemfosa Fastigheter AB	8,940	119,691
Hennes & Mauritz AB Class B	17,224	354,910
Hexagon AB Class B	4,441	222,105
Hexpol AB	3,314	33,590
Hoist Finance AB (d)	727	8,167
Holmen AB Class B	655	34,751
Hufvudstaden AB Class A	6,524	104,380
Humana AB	279	1,870
Husqvarna AB Class B	8,195	77,922
ICA Gruppen AB	1,571	57,006
Industrivarden AB Class C	3,288	80,966
Indutrade AB	1,196	32,516
Intrum Justitia AB	1,040	38,420
Investment AB Oresund	421	6,761
Investor AB Class B	7,771	353,408
Inwido AB	803	8,204
ITAB Shop Concept AB Class B	501	3,158
JM AB	896	20,384
KappAhl AB	859	4,739
Kinnevik AB Class B	3,909	131,833
Klovern AB Class B	31,977	41,755
Kungsleden AB	11,497	83,383
L E Lundbergforetagen AB Class B	579	43,235
LeoVegas AB (d)	812	8,288
Lindab International AB	941	7,823
Loomis AB	947	39,654
Lundin Petroleum AB (b)	3,662	83,785
Mekonomen AB	332	6,036
Modern Times Group MTG AB Class B	659	27,696
Munters Group AB (a) (b) (d)	745	5,001
Mycronic AB (a)	842	8,711
NCC AB Class B	1,105	21,166
NetEnt AB	2,042	14,063
New Wave Group AB Class B	685	4,547
Nibe Industrier AB Class B	4,708	45,100
Nobia AB	1,499	12,664
Nobina AB (d)	1,214	7,990
Nolato AB Class B	284	18,638
Nordax Group AB (d)	1,391	8,978

	Number of Shares	Value
Nordea Bank AB	52,632	$636,981
Pandox AB	4,161	80,379
Paradox Interactive AB	375	4,263
Peab AB	2,325	19,995
Probi AB	84	3,481
Ratos AB Class B	2,373	10,367
RaySearch Laboratories AB (b)	213	4,440
Recipharm AB Class B (a)	450	5,404
Resurs Holding AB (d)	976	6,923
Rezidor Hotel Group AB	389	1,216
Saab AB Class B	846	41,148
Sandvik AB	20,119	351,675
SAS AB (b)	1,704	4,411
Scandi Standard AB	631	4,880
Scandic Hotels Group AB (d)	915	13,115
Securitas AB Class B	4,951	86,263
Skandinaviska Enskilda Banken AB Class A	27,090	317,356
Skanska AB Class B	6,266	129,606
SKF AB Class B	6,397	141,851
SkiStar AB	320	6,155
SSAB AB Class A (b)	2,875	15,731
SSAB AB Class B (b)	6,903	30,797
Starbreeze AB (a) (b)	3,853	3,951
Svenska Cellulosa AB Class B	7,672	78,896
Svenska Handelsbanken AB Class A	26,190	357,507
Sweco AB Class B	918	20,332
Swedbank AB Class A	15,727	378,621
Swedish Match AB	3,433	135,126
Swedish Orphan Biovitrum AB (b)	2,173	29,746
Tele2 AB Class B	5,653	69,416
Telefonaktiebolaget LM Ericsson Class B	54,843	359,511
Telia Co AB	45,851	204,090
The Thule Group AB (d)	1,319	29,650
Tobii AB (b)	946	4,083
Trelleborg AB	3,072	71,048
Victoria Park AB	1,555	5,562
Vitrolife AB	175	13,290
Volati AB	381	2,935
Volvo AB Class B	27,677	514,971
Wallenstam AB	10,975	105,562
Wihlborgs Fastigheter AB	4,011	95,813

		9,669,015

Switzerland — 2.3%
ABB Ltd. Registered	32,690	874,209
Adecco Group AG Registered	2,875	219,735
Allreal Holding AG	836	141,351
ALSO Holding AG Registered	78	10,723
APG SGA SA	20	9,341
Arbonia AG (b)	523	8,721
Aryzta AG	1,204	47,753
Ascom Holding AG	487	12,575

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Autoneum Holding AG	40	$11,511
Bachem Holding AG Registered Class B	69	10,897
Baloise Holding AG Registered	843	131,199
Banque Cantonale Vaudoise	39	29,393
Barry Callebaut AG Registered	43	89,584
Basilea Pharmaceutica AG (b)	166	12,925
Bell Foods Group AG	19	8,391
BKW AG	143	8,503
Bobst Group SA	117	15,534
Bossard Holding AG	82	19,303
Bucher Industries AG	87	35,278
Burckhardt Compression Holding AG	40	12,972
Burkhalter Holding AG	55	7,162
Cembra Money Bank AG	375	34,882
Chocoladefabriken Lindt & Spruengli AG	18	109,901
Chocoladefabriken Lindt & Spruengli AG Registered	2	144,613
Chubb Ltd.	12,760	1,864,619
Cie Financiere Richemont SA Registered	9,164	829,735
Clariant AG	4,295	119,931
Coca-Cola HBC AG	3,293	107,112
Comet Holding AG Registered	100	15,741
Conzzeta AG	17	17,724
Credit Suisse Group AG Registered	42,065	748,770
Daetwyler Holding AG	91	17,569
dormakaba Holding AG	42	39,040
Dufry AG Registered (b)	637	94,708
EDAG Engineering Group AG	101	1,776
EFG International AG	1,021	10,796
Emmi AG	26	18,704
EMS-Chemie Holding AG Registered	146	97,438
Feintool International Holding AG	22	2,663
Flughafen Zuerich AG	251	57,396
Forbo Holding AG	15	23,112
Galenica AG (b) (d)	559	28,709
GAM Holding Ltd.	2,098	33,810
Garmin Ltd.	2,409	143,504
Geberit AG Registered	653	287,328
Georg Fischer AG	54	71,224
Givaudan SA Registered	166	382,896
Gurit Holding AG	5	5,396
Helvetia Holding AG	82	46,095
Huber + Suhner AG	122	6,365
Idorsia Ltd. (b)	1,392	36,339
Implenia AG	187	12,634
Inficon Holding AG	23	14,355
Intershop Holding AG	14	6,996
Investis Holding SA	39	2,508
Julius Baer Group Ltd.	3,984	243,570
Kardex AG	88	10,805

	Number of Shares	Value
Komax Holding AG	45	$14,738
Kudelski SA (a)	517	6,377
Kuehne & Nagel International AG Registered	911	160,995
LafargeHolcim Ltd. Registered	7,980	449,608
Landis+Gyr Group AG (b)	336	26,687
LEM Holding SA Registered	6	10,171
Leonteq AG (b)	119	7,675
Logitech International SA	2,056	69,336
Lonza Group AG Registered	1,328	358,738
Meyer Burger Technology AG (b)	7,537	12,910
Mobilezone Holding AG Registered (a)	354	4,667
Mobimo Holding AG Registered	369	98,984
Molecular Partners AG (b)	165	4,454
Nestle SA Registered	54,642	4,695,503
Novartis AG Registered	38,926	3,290,872
OC Oerlikon Corp. AG Registered	2,670	44,962
Oriflame Holding AG	556	22,906
Orior AG	79	6,255
Panalpina Welttransport Holding AG Registered	128	19,845
Pargesa Holding SA	641	55,533
Partners Group Holding AG (a)	303	207,626
PSP Swiss Property AG Registered	2,357	223,356
Rieter Holding AG Registered	44	10,736
Roche Holding AG	12,411	3,139,278
Schindler Holding AG	678	156,031
Schindler Holding AG Registered	396	89,589
Schmolz + Bickenbach AG Registered (b)	6,344	5,466
Schweiter Technologies AG	12	15,544
SFS Group AG	218	25,304
SGS SA Registered	96	250,236
Siegfried Holding AG Registered	38	12,633
Sika AG	39	309,145
Sonova Holding AG Registered	919	143,485
St Galler Kantonalbank AG	28	13,907
Straumann Holding AG Registered	186	131,285
Sulzer AG Registered	174	21,070
Sunrise Communications Group AG (d)	433	39,541
The Swatch Group AG	544	221,762
The Swatch Group AG Registered	875	66,880
Swiss Life Holding AG Registered	551	195,017
Swiss Prime Site AG Registered	4,735	436,920
Swiss Re AG	5,511	515,867
Swisscom AG Registered	461	245,047
Swissquote Group Holding SA	132	5,168
Tecan Group AG Registered	151	31,377
Temenos Group AG Registered	793	101,483
Transocean Ltd. (a) (b)	7,976	85,184
U-Blox AG	93	18,303

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UBS Group AG Registered	63,754	$1,171,429
Valiant Holding AG Registered	198	21,399
Valora Holding AG Registered	40	13,330
VAT Group AG (d)	273	40,383
Vifor Pharma AG (a)	875	112,129
Vontobel Holding AG Registered	301	18,996
VZ Holding AG	35	11,872
Walter Meier AG Registered	65	2,594
Ypsomed Holding AG Registered	58	9,535
Zehnder Group AG Registered	144	5,903
Zur Rose Group AG (b)	58	7,797
Zurich Insurance Group AG	2,652	806,548

		25,706,195

Taiwan — 0.7%
Acer, Inc.	39,000	31,554
Advanced Semiconductor Engineering, Inc.	93,529	120,065
Advantech Co. Ltd.	4,287	30,297
Asia Cement Corp.	36,000	34,093
Asia Pacific Telecom Co. Ltd. (b)	31,000	10,402
Asustek Computer	10,000	93,924
AU Optronics Corp.	115,000	47,832
Catcher Technology Co. Ltd.	9,000	98,770
Cathay Financial Holding Co. Ltd.	114,754	205,758
Chang Hwa Commercial Bank Ltd.	66,150	36,782
Cheng Shin Rubber Industry Co. Ltd.	26,000	45,865
Chicony Electronics Co. Ltd.	8,040	20,258
China Airlines Ltd. (b)	38,000	14,865
China Development Financial Holding Corp.	196,000	66,706
China Life Insurance Co. Ltd.	34,960	35,140
China Steel Corp.	175,000	145,530
Chunghwa Telecom Co. Ltd.	53,000	188,726
Compal Electronics, Inc.	58,000	41,438
CTBC Financial Holding Co. Ltd.	248,000	170,589
Delta Electronics, Inc.	27,036	130,192
E.Sun Financial Holding Co. Ltd.	124,775	79,196
Eclat Textile Co. Ltd.	3,040	30,421
Eva Airways Corp.	28,840	15,348
Evergreen Marine Corp. Taiwan Ltd. (b)	23,391	12,832
Far Eastern New Century Corp.	48,000	43,182
Far EasTone Telecommunications Co. Ltd.	22,000	54,330
Feng TAY Enterprise Co. Ltd.	5,000	22,748
First Financial Holding Co. Ltd.	129,540	85,096
Formosa Chemicals & Fibre Corp.	41,000	141,813
Formosa Petrochemical Corp.	19,000	73,641
Formosa Plastics Corp.	57,000	188,846
Formosa Taffeta Co. Ltd.	11,000	11,558
Foxconn Technology Co. Ltd.	14,000	39,982
Fubon Financial Holding Co. Ltd.	95,071	161,748

	Number of Shares	Value
Giant Manufacturing Co. Ltd.	4,000	$21,928
Globalwafers Co. Ltd.	3,000	39,864
Highwealth Construction Corp.	13,000	18,497
Hiwin Technologies Corp.	3,060	32,963
Hon Hai Precision Industry Co. Ltd.	218,016	694,482
Hotai Motor Co. Ltd.	4,032	47,945
HTC Corp. (b)	9,000	22,040
Hua Nan Financial Holdings Co. Ltd.	98,700	55,532
Innolux Corp.	125,000	51,978
Inventec Corp.	38,000	30,301
Largan Precision Co. Ltd.	1,241	167,129
Lite On Technology Corp.	28,000	38,237
Macronix International (b)	25,000	36,967
MediaTek, Inc.	21,000	207,017
Mega Financial Holding Co. Ltd.	152,000	122,865
Micro-Star International Co. Ltd.	10,339	26,602
Nan Ya Plastics Corp.	66,000	172,685
Nanya Technology Corp.	9,000	22,911
Nien Made Enterprise Co. Ltd.	2,000	21,370
Novatek Microelectronics Corp.	8,000	30,469
Pegatron Corp.	27,000	65,255
Phison Electronics Corp.	1,826	17,871
Pou Chen Corp.	30,000	38,830
Powertech Technology, Inc.	10,000	29,546
President Chain Store Corp.	8,000	76,238
Quanta Computer, Inc.	38,000	78,905
Realtek Semiconductor Corp.	6,000	21,934
Ruentex Development Co. Ltd. (b)	13,200	14,159
Ruentex Industries Ltd.	8,000	13,590
Shin Kong Financial Holding Co. Ltd.	110,000	38,766
Siliconware Precision Industries Co. Ltd.	29,000	48,962
SinoPac Financial Holdings Co. Ltd.	141,795	46,059
Standard Foods Corp.	8,320	20,685
Synnex Technology International Corp.	19,000	25,869
TaiMed Biologics, Inc. (b)	1,985	12,416
Taishin Financial Holding Co. Ltd.	134,542	62,565
Taiwan Business Bank	59,740	16,833
Taiwan Cement Corp.	52,000	63,675
Taiwan Cooperative Financial Holding Co. Ltd.	114,330	63,771
Taiwan High Speed Rail Corp.	22,000	17,361
Taiwan Mobile Co. Ltd.	23,000	83,069
Taiwan Semiconductor Manufacturing Co. Ltd.	345,934	2,658,179
Teco Electric and Machinery Co. Ltd.	30,000	28,711
Uni-President Enterprises Corp.	67,000	148,507
United Microelectronics Corp.	170,000	80,843
Vanguard International Semiconductor Corp.	12,000	26,548
Win Semiconductors Corp.	5,000	47,257
Winbond Electronics Corp.	41,000	32,233

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wistron Corp.	34,154	$27,448
WPG Holdings Ltd.	24,000	31,782
Yageo Corp.	3,000	35,502
Yuanta Financial Holding Co. Ltd.	145,000	67,170

		8,431,848

Thailand — 0.2%
Advanced Info Service PCL	14,500	84,968
Airports of Thailand PCL	61,900	128,890
Bangkok Bank PCL	2,900	17,972
Bangkok Dusit Medical Services PCL	50,200	32,125
Bangkok Expressway & Metro PCL	113,900	26,926
Banpu PCL	26,400	15,775
Berli Jucker PCL	17,400	35,179
BTS Group Holdings PCL	79,300	20,227
Bumrungrad Hospital PCL	4,800	27,830
Central Pattana PCL	18,200	47,539
Charoen Pokphand Foods PCL	43,400	31,964
CP ALL PCL	71,000	167,618
Delta Electronics Thailand PCL	6,400	14,368
Electricity Generating PCL	1,800	11,931
Energy Absolute PCL	15,200	24,477
Glow Energy PCL	6,900	17,195
Home Product Center PCL	53,500	20,977
Indorama Ventures PCL	23,800	38,898
IRPC PCL	139,300	30,115
Kasikornbank PCL	25,700	182,614
KCE Electronics PCL	3,500	8,885
Krung Thai Bank PCL	47,400	27,892
Minor International PCL	31,700	42,494
PTT Exploration & Production PCL	20,300	62,212
PTT Global Chemical PCL	31,900	83,113
PTT PCL	14,800	199,715
Robinson Department Store PCL	6,800	15,190
The Siam Cement PCL	6,000	89,021
The Siam Commercial Bank PCL	25,700	118,139
Thai Oil PCL	15,700	49,862
Thai Union Group PCL	25,900	15,809
TMB Bank PCL	178,100	16,464
True Corp. PCL (b)	135,700	25,828

		1,732,212

Turkey — 0.1%
Akbank Turk AS	30,153	78,353
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,125	19,969
Arcelik AS	3,324	18,860
Aselsan Elektronik Sanayi Ve Ticaret AS	2,668	22,405
BIM Birlesik Magazalar AS	2,822	58,141
Coca-Cola Icecek AS	1,282	11,566
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	28,837	21,376
Eregli Demir ve Celik Fabrikalari TAS	18,909	49,938

	Number of Shares	Value
Ford Otomotiv Sanayi AS	1,074	$17,080
Haci Omer Sabanci Holding AS	12,981	38,079
Koc Holding AS	10,438	50,898
Petkim Petrokimya Holding AS	8,319	17,052
TAV Havalimanlari Holding AS	1,949	11,548
Tofas Turk Otomobil Fabrikasi AS	1,835	15,957
Tupras-Turkiye Petrol Rafinerileri AS	1,686	54,042
Turk Hava Yollari AO (b)	8,395	34,747
Turk Telekomunikasyon AS (b)	8,019	13,624
Turkcell Iletisim Hizmetleri AS	15,900	64,930
Turkiye Garanti Bankasi AS	31,952	90,506
Turkiye Halk Bankasi AS	9,074	25,839
Turkiye Is Bankasi	22,870	42,081
Turkiye Sise ve Cam Fabrikalari AS	12,024	14,908
Turkiye Vakiflar Bankasi TAO	10,654	19,045
Ulker Biskuvi Sanayi AS	1,897	9,835
Yapi ve Kredi Bankasi AS (b)	10,715	12,275

		813,054

United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	28,383	52,538
Aldar Properties PJSC	41,788	25,032
DAMAC Properties Dubai Co. PJSC	28,575	25,685
DP World Ltd.	2,284	57,141
Dubai Investments PJSC	21,628	14,185
Dubai Islamic Bank PJSC	16,751	28,217
DXB Entertainments PJSC (b)	49,084	8,482
Emaar Malls PJSC	30,757	17,837
Emaar Properties PJSC	48,786	92,087
Emirates Telecommunications Group Co. PJSC	24,063	114,592
First Abu Dhabi Bank PJSC	20,171	56,281
NMC Health PLC	1,078	41,985

		534,062

United Kingdom — 5.2%
3i Group PLC	17,129	211,139
888 Holdings PLC	4,466	16,985
AA PLC	7,314	16,777
Abcam PLC	2,405	34,224
Acacia Mining PLC	2,251	5,998
Admiral Group PLC	3,567	96,191
Advanced Medical Solutions Group PLC	2,837	12,218
Aggreko PLC	3,344	35,960
Aldermore Group PLC (b)	2,918	12,226
Alfa Financial Software Holdings PLC (b) (d)	1,178	8,513
Allied Minds PLC (b)	3,431	7,588
Amdocs Ltd.	2,876	188,321
Amerisur Resources PLC (a) (b)	12,959	3,225
Anglo American PLC (a)	24,029	502,209
Antofagasta PLC	7,620	103,310
AO World PLC (a) (b)	2,711	4,026
Aon PLC	6,809	912,406

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aptiv PLC	5,381	$456,470
ARRIS International PLC (b)	3,533	90,763
Arrow Global Group PLC	1,955	10,460
Ascential PLC	5,122	26,642
Ashmore Group PLC	4,787	26,177
Ashtead Group PLC	8,767	233,973
ASOS PLC (b)	715	64,798
Associated British Foods PLC	6,224	236,614
Assura PLC	130,441	112,542
AstraZeneca PLC	22,448	1,540,449
Atlassian Corp. PLC Class A (b)	1,845	83,984
Auto Trader Group PLC (d)	19,363	91,915
Aveva Group PLC	789	29,334
Aviva PLC	71,596	489,290
Babcock International Group PLC	3,402	32,246
BAE Systems PLC	55,696	428,373
Balfour Beatty PLC	8,900	35,669
Barclays PLC	298,170	812,994
Barratt Developments PLC	18,802	164,312
BBA Aviation PLC	13,786	65,069
Beazley PLC	6,971	49,979
Bellway PLC	1,635	78,625
The Berkeley Group Holdings PLC	2,362	133,751
BGEO Group PLC	492	23,578
BHP Billiton PLC	37,636	770,360
Biffa PLC (d)	2,940	10,400
Big Yellow Group PLC	8,728	102,500
Blue Prism Group PLC (a) (b)	428	7,270
Bodycote PLC	2,507	30,885
boohoo.com plc (b)	9,524	24,239
Booker Group PLC	22,255	68,518
Bovis Homes Group PLC	1,722	27,110
BP PLC	344,751	2,431,359
Brewin Dolphin Holdings PLC	3,655	19,207
British American Tobacco PLC	40,171	2,711,160
The British Land Co. PLC	63,739	594,678
Britvic PLC	3,494	38,318
BT Group PLC	149,662	547,978
BTG PLC (b)	5,108	52,398
Bunzl PLC	5,924	165,646
Burberry Group PLC	7,542	182,335
Burford Capital Ltd.	2,459	38,233
Cairn Energy PLC (b)	7,191	20,587
Capita PLC	13,391	72,398
Capital & Counties Properties PLC	43,556	187,913
Capital & Regional PLC	19,755	15,594
Card Factory PLC	3,635	14,406
Cardtronics PLC Class A (b)	1,189	22,020
Carnival PLC	3,343	219,805
Centamin PLC	13,946	29,758
Central Asia Metals PLC	1,839	7,570
Centrica PLC	94,294	174,591
Chemring Group PLC	3,950	9,764

	Number of Shares	Value
Cineworld Group PLC	2,449	$19,861
Civitas Social Housing PLC	4,989	7,625
Clinigen Healthcare Ltd. (b)	1,279	17,737
Close Brothers Group PLC	1,978	38,660
CMC Markets PLC (d)	1,589	3,226
Cobham PLC (b)	41,503	70,513
Coca-Cola European Partners PLC	4,096	163,153
Compass Group PLC	28,220	610,200
ConvaTec Group PLC (d)	24,279	67,098
Conviviality PLC	2,445	13,299
Costain Group PLC	1,034	6,529
Countryside Properties PLC (d)	4,101	19,539
Countrywide PLC (b)	2,072	3,366
Crest Nicholson Holdings plc	3,252	23,813
Croda International PLC	2,233	133,338
Custodian Reit PLC	12,944	20,458
CVS Group PLC	812	11,402
CYBG PLC (b)	11,384	52,185
Daejan Holdings PLC	185	15,140
Daily Mail & General Trust PLC Class A	3,521	28,297
Dairy Crest Group PLC	1,922	14,970
Dart Group PLC	1,317	12,093
De La Rue PLC	1,399	12,121
Debenhams PLC	15,839	7,528
Dechra Pharmaceuticals PLC	1,214	34,284
Delphi Technologies PLC (b)	1,774	93,082
Derwent London PLC	5,979	251,628
DFS Furniture PLC	3,259	8,670
Diageo PLC	43,918	1,607,326
Dialight PLC (b)	348	2,587
Dialog Semiconductor PLC (b)	1,032	31,966
Dignity PLC	626	15,351
Diploma PLC	1,458	24,485
Direct Line Insurance Group PLC	26,495	136,541
Dixons Carphone PLC	12,617	33,889
Domino’s Pizza Group PLC	6,078	28,352
Drax Group PLC	4,944	17,991
DS Smith PLC	13,867	96,444
Dunelm Group PLC	1,324	12,327
easyJet PLC	2,501	49,437
EI Group PLC (b)	5,609	10,698
Electrocomponents PLC	5,880	49,666
Elementis PLC	5,563	21,638
EMIS Group PLC	810	11,060
Empiric Student Property PLC	38,017	47,595
EnQuest PLC (b)	14,883	5,677
Ensco PLC Class A (a)	10,290	60,814
Equiniti Group PLC (d)	4,428	17,069
Eros International PLC (a) (b)	716	6,909
Essentra PLC	3,240	23,152
esure Group PLC	4,294	14,396
Evraz PLC	5,086	23,330

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Experian PLC	16,863	$370,602
F&C UK Real Estate Investment Ltd.	10,185	14,169
Faroe Petroleum PLC (b)	4,450	6,316
Fenner PLC	2,683	14,474
Ferguson PLC	4,485	320,914
Ferrexpo PLC	3,509	13,799
Fevertree Drinks PLC	1,214	37,387
Firstgroup PLC (b)	15,079	22,477
Forterra PLC (d)	2,814	11,330
Fresnillo PLC	4,393	84,815
G4S PLC	28,112	101,059
Galliford Try PLC	981	17,030
GB Group PLC	1,832	10,819
GCP Student Living PLC	16,364	31,808
Genus PLC	747	25,515
GKN PLC	31,757	136,361
GlaxoSmithKline PLC	85,489	1,512,116
Glencore PLC	217,356	1,143,573
Go-Ahead Group PLC	515	10,352
Gocompare.Com Group PLC	3,920	5,631
Grainger PLC	24,989	97,316
Great Portland Estates PLC	19,351	179,770
Greene King PLC	3,861	28,920
Greggs PLC	1,220	22,935
GVC Holdings PLC	3,763	46,987
Halfords Group PLC	2,777	13,097
Halma PLC	5,104	86,618
Hammerson PLC	51,186	377,817
Hansteen Holdings PLC	26,681	51,502
Hargreaves Lansdown PLC	4,471	108,758
Hastings Group Holdings Ltd. (d)	4,095	17,686
Hays PLC	17,869	43,750
Helical PLC	5,109	23,403
Hikma Pharmaceuticals PLC	1,866	28,554
Hill & Smith Holdings PLC	1,008	18,165
Hochschild Mining PLC	3,673	13,091
HomeServe PLC	3,666	39,951
Hostelworld Group Plc (d)	1,317	6,821
Hotel Chocolat Group Ltd.	612	3,044
Howden Joinery Group PLC	8,240	51,898
HSBC Holdings PLC	352,815	3,638,600
Hunting PLC (b)	1,679	13,689
Hurricane Energy PLC (a) (b)	21,732	9,057
Ibstock PLC (d)	5,746	20,682
IG Group Holdings PLC	4,837	46,715
IMI PLC	4,799	85,906
Imperial Brands PLC	16,573	708,247
Inchcape PLC	5,499	57,976
Indivior PLC (b)	9,481	51,611
Informa PLC	10,480	101,947
Inmarsat PLC	5,940	39,359
InterContinental Hotels Group PLC	3,139	199,660
Intermediate Capital Group PLC	3,823	58,949

	Number of Shares	Value
International Game Technology PLC	2,167	$57,447
International Personal Finance PLC	3,027	8,071
International Seaways, Inc. (b)	770	14,214
Intertek Group PLC	2,778	194,595
Intu Properties PLC	52,312	178,601
Investec PLC	10,794	77,675
iomart Group PLC	1,196	6,298
IQE PLC (a) (b)	9,477	17,393
ITE Group PLC	3,635	8,913
ITV PLC	61,772	137,529
IWG PLC	8,575	29,795
J D Wetherspoon PLC	912	15,491
J Sainsbury PLC	27,560	89,723
Jackpotjoy PLC (b)	800	8,953
JD Sports Fashion PLC	5,668	25,698
John Laing Group PLC (d)	4,744	18,806
John Menzies PLC	797	7,279
John Wood Group PLC	12,190	106,546
Johnson Matthey PLC	3,210	132,721
JRP Group PLC	9,443	21,527
Jupiter Fund Management PLC	5,798	49,171
Just Eat PLC (b)	7,163	75,142
Kainos Group PLC	919	4,205
KAZ Minerals PLC (b)	3,114	37,325
KCOM Group PLC	7,173	8,794
Keller Group PLC	993	12,973
Keywords Studios PLC	656	14,082
Kier Group PLC	1,329	19,519
Kingfisher PLC	37,342	170,232
Ladbrokes Coral Group PLC	19,945	48,784
Laird PLC	5,732	10,625
Land Securities Group PLC	46,721	633,637
Legal & General Group PLC	107,742	396,599
LivaNova PLC (b)	1,191	95,185
Lloyds Banking Group PLC	1,256,245	1,150,338
London Stock Exchange Group PLC	5,487	280,943
LondonMetric Property PLC	40,828	102,466
Lonmin PLC (a) (b)	3,873	4,383
Lookers PLC	4,314	5,993
Luceco PLC (d)	1,160	1,731
Majestic Wine PLC	908	5,493
Man Group PLC	20,698	57,610
Marks & Spencer Group PLC (a)	28,053	118,975
Marshalls PLC	2,317	14,197
Marston’s PLC	8,076	12,268
McCarthy & Stone PLC (d)	5,362	11,427
Mediclinic International PLC (a)	5,342	46,639
Meggitt PLC	15,131	97,974
Melrose Industries PLC	25,525	72,762
Merlin Entertainments PLC (d)	12,144	59,365
Metro Bank PLC (a) (b)	989	47,642
Michael Kors Holdings Ltd. (b)	2,872	180,792
Micro Focus International PLC	7,761	263,393

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitchells & Butlers PLC	2,893	$11,003
Mitie Group PLC	5,195	13,509
Mondi PLC	6,260	163,207
Moneysupermarket.com Group PLC	7,106	34,134
Morgan Advanced Materials PLC	4,059	18,413
N Brown Group PLC	2,162	7,900
National Express Group PLC	5,717	29,330
National Grid PLC	59,855	703,116
NCC Group PLC	3,222	10,183
NewRiver REIT PLC	17,986	80,892
NEX Group PLC	4,199	34,376
Next PLC	2,515	153,990
Nielsen Holdings PLC	7,190	261,716
Noble Corp. PLC (b)	6,390	28,883
Northgate PLC	1,847	9,484
Nostrum Oil & Gas PLC (b)	1,209	5,317
Novocure Ltd. (a) (b)	1,509	30,482
Ocado Group PLC (a) (b)	7,002	37,424
Old Mutual PLC	91,624	286,546
OM Asset Management PLC	1,927	32,277
On the Beach Group PLC (d)	998	6,293
OneSavings Bank PLC	2,223	12,372
Ophir Energy PLC (b)	10,105	9,210
Oxford Immunotec Global PLC (b)	558	7,795
Oxford Instruments PLC	755	8,669
Pagegroup PLC	3,970	24,894
Pan African Resources PLC	31,577	5,721
The Paragon Banking Group PLC	3,456	22,824
Pearson PLC	15,497	153,610
Pendragon PLC	14,607	5,626
Pennon Group PLC	5,485	57,731
Persimmon PLC	5,305	195,907
Petrofac Ltd.	3,582	24,654
Pets at Home Group Plc	4,825	11,493
Phoenix Spree Deutschland Ltd.	3,463	18,369
Photo-Me International PLC	2,817	7,001
Playtech PLC	3,930	45,526
Polypipe Group plc	2,801	14,858
Premier Foods PLC (b)	9,741	5,645
Premier Oil PLC (a) (b)	7,003	7,159
Primary Health Properties PLC	37,419	59,013
Provident Financial PLC	1,933	23,423
Prudential PLC	46,039	1,183,670
Purplebricks Group PLC (a) (b)	2,663	14,957
PZ Cussons PLC	3,191	13,878
QinetiQ Group PLC	7,187	22,358
Quotient Ltd. (a) (b)	675	3,341
Randgold Resources Ltd.	1,573	156,051
Rank Group PLC	2,509	8,148
Rathbone Brothers PLC	645	22,179
RDI REIT PLC	66,903	33,169
Reckitt Benckiser Group PLC	11,869	1,108,673
Redde PLC	3,981	9,375

	Number of Shares	Value
Redrow PLC	2,742	$24,290
Regional REIT Ltd. (d)	10,892	15,149
RELX PLC	18,369	430,344
Renewi PLC	8,835	12,323
Renishaw PLC	460	32,303
Rentokil Initial PLC	24,329	104,087
The Restaurant Group PLC	2,712	11,015
Restore PLC	1,476	11,725
Rightmove PLC	1,230	74,704
Rio Tinto PLC	21,909	1,156,295
Rolls-Royce Holdings PLC	29,775	338,867
Rotork PLC	11,382	40,887
Rowan Cos. PLC Class A (b)	3,045	47,685
Royal Bank of Scotland Group PLC (b)	65,762	245,282
Royal Dutch Shell PLC Class A	79,606	2,664,952
Royal Dutch Shell PLC Class B	65,924	2,223,414
Royal Mail PLC	17,806	108,807
RPC Group PLC	5,482	64,848
RPS Group PLC	3,108	11,487
RSA Insurance Group PLC	16,587	141,342
SafeCharge International Group Ltd.	667	2,665
Safestore Holdings PLC	13,093	88,282
Saga PLC	14,781	25,162
The Sage Group PLC	18,452	198,283
Savills PLC	1,805	24,169
Scapa Group PLC	1,944	11,504
Schroder REIT Ltd.	27,435	22,429
Schroders PLC	1,897	89,731
Segro PLC	64,033	507,162
Senior PLC	4,910	17,220
Serco Group PLC (b)	15,266	20,370
Severn Trent PLC	4,356	127,098
Shaftesbury PLC	13,619	191,989
Shire PLC	15,748	816,823
SIG PLC	6,834	16,246
Sirius Minerals PLC (a) (b)	57,006	18,100
Sky PLC (b)	17,641	240,553
Smart Metering Systems PLC	1,308	15,527
Smith & Nephew PLC	15,471	267,701
Smiths Group PLC	6,992	139,876
Soco International PLC	2,825	4,246
Softcat PLC	1,136	7,978
SolGold PLC (a) (b)	10,166	4,045
Sophos Group PLC (d)	3,478	26,750
Sound Energy PLC (a) (b)	9,553	6,571
Spectris PLC	1,571	52,519
Spirax-Sarco Engineering PLC	973	73,640
Spire Healthcare Group PLC (d)	3,551	12,028
Sports Direct International PLC (b)	2,915	14,802
SSE PLC	17,440	310,688
SSP Group Plc	6,311	57,990
St Modwen Properties PLC	2,686	14,695

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
St. James’s Place PLC	9,274	$153,296
Staffline Group PLC	297	4,169
Stagecoach Group PLC	4,634	10,260
Stallergenes Greer PLC (b)	63	2,911
Standard Chartered PLC (b)	58,333	613,861
Standard Life Aberdeen PLC	47,270	278,482
Standard Life Investment Property, Income Trust Ltd.	20,609	25,960
STERIS PLC	1,669	145,987
Stobart Group Ltd.	3,780	14,369
Stock Spirits Group PLC	2,617	9,495
SuperGroup PLC	652	17,347
Synthomer PLC	3,701	24,405
TalkTalk Telecom Group PLC (a)	7,307	15,075
Target Healthcare REIT Ltd.	9,155	13,873
Tate & Lyle PLC	6,015	57,060
Taylor Wimpey PLC	60,883	169,601
Ted Baker PLC	359	13,087
Telecom Plus PLC	886	14,366
Telford Homes PLC	1,013	5,735
Telit Communications PLC	1,242	2,512
Tesco PLC	146,831	414,640
Thomas Cook Group PLC	18,577	30,826
TORM PLC	387	3,336
TP ICAP PLC	7,319	52,421
Travis Perkins PLC	4,187	88,530
Tritax Big Box REIT PLC	81,301	163,421
Tullow Oil PLC (b)	18,079	50,376
UBM PLC	5,251	52,722
Ultra Electronics Holdings PLC	1,025	18,672
Unilever PLC	22,215	1,230,702
The UNITE Group PLC	14,237	154,656
United Utilities Group PLC	11,461	128,276
Vectura Group PLC (b)	8,490	13,493
Vedanta Resources PLC	1,014	10,909
Vesuvius PLC	2,633	20,662
Victoria PLC (b)	1,206	13,472
Victrex PLC	1,101	39,215
Virgin Money Holdings UK PLC	4,066	15,548
Vodafone Group PLC	469,476	1,483,108
Watkin Jones PLC	2,694	7,989
The Weir Group PLC	4,214	120,340
WH Smith PLC	1,413	44,733
Whitbread PLC	3,184	171,955
William Hill PLC	11,272	48,928
Wm Morrison Supermarkets PLC	40,129	119,096
Workspace Group PLC	7,403	100,115
Worldpay Group PLC (d)	34,675	198,727
WPP PLC	23,078	418,233
ZPG PLC (d)	3,599	16,055

		58,911,234

	Number of Shares	Value
United States — 57.4%
1-800-Flowers.com, Inc. Class A (b)	711	$7,608
1st Source Corp.	426	21,066
2U, Inc. (b)	1,182	76,251
3D Systems Corp. (a) (b)	2,852	24,641
3M Co.	12,995	3,058,633
8x8, Inc. (b)	2,312	32,599
A. Schulman, Inc.	748	27,863
A.O. Smith Corp.	2,885	176,793
A10 Networks, Inc. (b)	1,296	10,005
AAC Holdings, Inc. (b)	391	3,519
AAON, Inc.	1,086	39,856
AAR Corp.	850	33,397
Aaron’s, Inc.	1,539	61,329
Abaxis, Inc.	575	28,474
Abbott Laboratories	46,416	2,648,961
AbbVie, Inc.	35,700	3,452,547
Abeona Therapeutics, Inc. (a) (b)	645	10,223
Abercrombie & Fitch Co. Class A	1,784	31,095
ABIOMED, Inc. (b)	833	156,113
ABM Industries, Inc.	1,339	50,507
Abraxas Petroleum Corp. (b)	4,025	9,902
Acacia Communications, Inc. (b)	483	17,499
Acacia Research Corp. (b)	1,339	5,423
Acadia Healthcare Co., Inc. (a) (b)	1,620	52,861
ACADIA Pharmaceuticals, Inc. (a) (b)	2,018	60,762
Acadia Realty Trust	5,736	156,937
Accelerate Diagnostics, Inc. (a) (b)	682	17,868
Acceleron Pharma, Inc. (b)	973	41,294
Access National Corp.	393	10,941
Acco Brands Corp. (b)	2,396	29,231
Accuray, Inc. (b)	2,007	8,630
Aceto Corp.	763	7,882
Achaogen, Inc. (a) (b)	760	8,162
Achillion Pharmaceuticals, Inc. (b)	3,095	8,914
ACI Worldwide, Inc. (b)	2,827	64,088
Aclaris Therapeutics, Inc. (b)	532	13,119
ACNB Corp.	170	5,024
Acorda Therapeutics, Inc. (b)	1,134	24,324
Activision Blizzard, Inc.	20,293	1,284,953
Actua Corp. (b)	816	12,730
Actuant Corp. Class A	1,554	39,316
Acuity Brands, Inc.	849	149,424
Acushnet Holdings Corp. (a)	843	17,770
Acxiom Corp. (b)	2,039	56,195
Adamas Pharmaceuticals, Inc. (a) (b)	342	11,590
Adams Resources & Energy, Inc.	67	2,915
Addus HomeCare Corp. (b)	200	6,960
Adobe Systems, Inc. (b)	13,553	2,375,028
Adtalem Global Education, Inc.	1,487	62,528
ADTRAN, Inc.	1,274	24,652
Aduro Biotech, Inc. (a) (b)	1,073	8,048
Advance Auto Parts, Inc.	1,442	143,753

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Advanced Disposal Services, Inc. (b)	1,134	$27,148
Advanced Drainage Systems, Inc.	893	21,298
Advanced Emissions Solutions, Inc. (a)	516	4,985
Advanced Energy Industries, Inc. (b)	953	64,308
Advanced Micro Devices, Inc. (a) (b)	16,937	174,112
AdvanSix, Inc. (b)	783	32,941
Advaxis, Inc. (a) (b)	971	2,758
AECOM (b)	3,152	117,097
Aegion Corp. (b)	878	22,328
Aerie Pharmaceuticals, Inc. (b)	793	47,382
Aerohive Networks, Inc. (b)	936	5,457
Aerojet Rocketdyne Holdings, Inc. (b)	1,665	51,948
Aerovironment, Inc. (b)	540	30,326
AES Corp.	13,423	145,371
Aetna, Inc.	8,741	1,576,789
Affiliated Managers Group, Inc.	1,116	229,059
Aflac, Inc.	10,651	934,945
AG Mortgage Investment Trust, Inc.	740	14,067
AGCO Corp.	1,360	97,145
Agenus, Inc. (a) (b)	1,970	6,422
Agilent Technologies, Inc.	6,483	434,167
Agilysys, Inc. (b)	432	5,305
Agios Pharmaceuticals, Inc. (b)	811	46,365
AGNC Investment Corp.	7,842	158,330
Agree Realty Corp.	2,016	103,703
AgroFresh Solutions, Inc. (b)	585	4,329
Aimmune Therapeutics, Inc. (b)	930	35,173
Air Lease Corp.	1,961	94,304
Air Products & Chemicals, Inc.	5,864	962,165
Air Transport Services Group, Inc. (b)	1,359	31,447
AK Steel Holding Corp. (a) (b)	8,233	46,599
Akamai Technologies, Inc. (b)	3,323	216,128
Akcea Therapeutics, Inc. (a) (b)	389	6,753
Akebia Therapeutics, Inc. (b)	969	14,409
Akorn, Inc. (b)	1,796	57,885
Alamo Group, Inc.	249	28,105
Alarm.com Holdings, Inc. (b)	554	20,914
Alaska Air Group, Inc.	2,412	177,306
Albany International Corp. Class A	667	40,987
Albemarle Corp.	2,220	283,916
Alcoa Corp. (b)	3,686	198,565
Alder Biopharmaceuticals, Inc. (b)	1,690	19,351
Alexander & Baldwin, Inc.	1,117	30,986
Alexander’s, Inc.	164	64,919
Alexandria Real Estate Equities, Inc.	6,362	830,814
Alexion Pharmaceuticals, Inc. (b)	5,969	713,833
Alico, Inc.	92	2,714
Align Technology, Inc. (b)	1,595	354,393
Alleghany Corp. (b)	298	177,635
Allegheny Technologies, Inc. (a) (b)	3,149	76,017
Allegiance Bancshares, Inc. (b)	303	11,408
Allegiant Travel Co.	324	50,139

	Number of Shares	Value
ALLETE, Inc.	1,267	$94,214
Alliance Data Systems Corp.	976	247,396
Alliant Energy Corp.	4,668	198,903
Allied Motion Technologies, Inc.	181	5,989
Allison Transmission Holdings, Inc.	2,504	107,847
Allscripts Healthcare Solutions, Inc. (b)	4,383	63,773
The Allstate Corp.	9,988	1,045,843
Ally Financial, Inc.	8,931	260,428
Almost Family, Inc. (b)	333	18,432
Alnylam Pharmaceuticals, Inc. (b)	1,730	219,796
Alphabet, Inc. Class A (b)	6,674	7,030,392
Alphabet, Inc. Class C (b)	6,779	7,093,546
Alteryx, Inc. Class A (b)	564	14,252
Altisource Residential Corp.	1,306	15,489
Altra Industrial Motion Corp.	650	32,760
Altria Group, Inc.	42,816	3,057,491
AMAG Pharmaceuticals, Inc. (b)	920	12,190
Amazon.com, Inc. (b)	8,909	10,418,808
Ambac Financial Group, Inc. (b)	1,186	18,952
Amber Road, Inc. (b)	544	3,993
AMC Entertainment Holdings, Inc. Class A (a)	1,443	21,789
AMC Networks, Inc. Class A (b)	981	53,052
Amedisys, Inc. (b)	742	39,111
AMERCO	103	38,925
Ameren Corp.	4,883	288,048
Ameresco, Inc. Class A (b)	232	1,995
America’s Car-Mart, Inc. (b)	182	8,126
American Airlines Group, Inc.	8,724	453,910
American Assets Trust, Inc.	2,938	112,349
American Axle & Manufacturing Holdings, Inc. (b)	2,474	42,132
American Campus Communities, Inc.	9,079	372,511
American Eagle Outfitters, Inc.	3,883	73,000
American Electric Power Co., Inc.	13,516	994,372
American Equity Investment Life Holding Co.	2,085	64,072
American Express Co.	19,780	1,964,352
American Financial Group, Inc.	1,404	152,390
American Homes 4 Rent Class A	16,166	353,065
American International Group, Inc.	24,702	1,471,745
American National Bankshares, Inc.	186	7,124
American National Insurance Co.	143	18,340
American Outdoor Brands Corp. (a) (b)	1,460	18,746
American Public Education, Inc. (b)	391	9,795
American Railcar Industries, Inc.	190	7,912
American Renal Associates Holdings, Inc. (a) (b)	258	4,489
American Software, Inc. Class A	724	8,420
American States Water Co.	942	54,551
American Tower Corp.	11,584	1,652,689

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Vanguard Corp.	757	$14,875
American Water Works Co., Inc.	3,583	327,809
American Woodmark Corp. (b)	328	42,722
Ameriprise Financial, Inc.	2,978	504,682
Ameris Bancorp	948	45,694
AMERISAFE, Inc.	498	30,677
AmerisourceBergen Corp.	3,194	293,273
Ames National Corp.	191	5,319
AMETEK, Inc.	4,561	330,536
Amgen, Inc.	16,484	2,866,568
Amicus Therapeutics, Inc. (a) (b)	4,286	61,676
Amkor Technology, Inc. (b)	2,671	26,844
AMN Healthcare Services, Inc. (b)	1,118	55,062
Ampco-Pittsburgh Corp.	174	2,158
Amphastar Pharmaceuticals, Inc. (b)	931	17,912
Amphenol Corp. Class A	6,025	528,995
Amplify Snack Brands, Inc. (a) (b)	880	10,569
AmTrust Financial Services, Inc. (a)	2,224	22,396
Anadarko Petroleum Corp.	15,010	805,136
Analog Devices, Inc.	7,393	658,199
Analogic Corp.	327	27,386
AnaptysBio, Inc. (b)	444	44,720
Anavex Life Sciences Corp. (a) (b)	685	2,206
Andeavor	3,156	360,857
The Andersons, Inc.	708	22,054
AngioDynamics, Inc. (b)	968	16,098
ANI Pharmaceuticals, Inc. (b)	207	13,341
Anika Therapeutics, Inc. (b)	378	20,378
Anixter International, Inc. (b)	695	52,820
Annaly Capital Management, Inc.	22,917	272,483
ANSYS, Inc. (b)	1,719	253,707
Antares Pharma, Inc. (b)	3,783	7,528
Antero Resources Corp. (a) (b)	4,716	89,604
Anthem, Inc.	7,052	1,586,771
Anworth Mortgage Asset Corp.	2,508	13,644
Apache Corp.	7,657	323,279
Apartment Investment & Management Co. Class A	10,504	459,130
Apellis Pharmaceuticals, Inc. (b)	393	8,528
Apogee Enterprises, Inc.	738	33,749
Apollo Commercial Real Estate Finance, Inc. (a)	2,745	50,645
Appfolio, Inc. Class A (b)	214	8,881
Apple Hospitality REIT, Inc.	13,843	271,461
Apple, Inc.	115,203	19,495,804
Applied Industrial Technologies, Inc.	915	62,311
Applied Materials, Inc.	29,256	1,495,567
Applied Optoelectronics, Inc. (b)	479	18,116
Approach Resources Inc. (b)	1,143	3,383
Apptio, Inc. Class A (b)	467	10,984
AptarGroup, Inc.	1,242	107,160
Aqua America, Inc.	3,561	139,698
Aqua Metals, Inc. (a) (b)	440	937

	Number of Shares	Value
Aramark	4,891	$209,041
Aratana Therapeutics, Inc. (b)	1,065	5,602
ARC Document Solutions, Inc. (b)	1,084	2,764
ArcBest Corp.	679	24,274
Arch Coal, Inc. Class A	445	41,456
Archer-Daniels-Midland Co.	15,109	605,569
Archrock, Inc.	1,438	15,099
Arconic, Inc.	8,581	233,832
Ardelyx, Inc. (b)	844	5,570
Ardmore Shipping Corp. (b)	754	6,032
Arena Pharmaceuticals, Inc. (b)	1,020	34,649
Ares Commercial Real Estate Corp.	679	8,759
Argan, Inc.	308	13,860
Arista Networks, Inc. (b)	1,064	250,657
Arlington Asset Investment Corp. Class A (a)	546	6,432
Armada Hoffler Properties, Inc.	1,166	18,108
ARMOUR Residential REIT, Inc.	947	24,357
Armstrong Flooring, Inc. (b)	597	10,101
Armstrong World Industries, Inc. (b)	863	52,255
Array BioPharma, Inc. (b)	4,943	63,270
Arrow Electronics, Inc. (b)	1,763	141,763
Arrow Financial Corp.	310	10,525
Artesian Resources Corp. Class A	169	6,517
Arthur J Gallagher & Co.	3,587	226,985
Artisan Partners Asset Management, Inc. Class A	1,135	44,833
Asbury Automotive Group, Inc. (b)	490	31,360
Ascena Retail Group, Inc. (b)	4,527	10,638
Ascent Capital Group, Inc. Class A (b)	301	3,458
Ashford Hospitality Prime, Inc.	704	6,850
Ashford Hospitality Trust, Inc.	4,875	32,809
Ashland Global Holdings, Inc.	1,264	89,997
Aspen Technology, Inc. (b)	1,791	118,564
Assembly Biosciences, Inc. (b)	370	16,743
Associated Banc-Corp.	3,067	77,902
Associated Capital Group, Inc. Class A (a)	138	4,706
Assurant, Inc.	1,080	108,907
Astec Industries, Inc.	558	32,643
Asterias Biotherapeutics, Inc. (a) (b)	747	1,681
Astronics Corp. (b)	562	23,306
At Home Group, Inc. (b)	135	4,103
AT&T, Inc.	137,941	5,363,146
Atara Biotherapeutics, Inc. (a) (b)	670	12,127
athenahealth, Inc. (b)	799	106,299
Athenex, Inc. (a) (b)	298	4,738
Athersys, Inc. (a) (b)	2,955	5,349
Atkore International Group, Inc. (b)	863	18,511
Atlantic Capital Bancshares, Inc. (b)	555	9,768
Atlas Air Worldwide Holdings, Inc. (b)	533	31,260
Atmos Energy Corp.	2,070	177,792

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ATN International, Inc.	279	$15,418
AtriCure, Inc. (b)	832	15,176
Atrion Corp.	37	23,332
Audentes Therapeutics, Inc. (b)	406	12,688
Autodesk, Inc. (b)	4,175	437,665
Automatic Data Processing, Inc.	12,280	1,439,093
AutoNation, Inc. (a) (b)	1,167	59,902
AutoZone, Inc. (b)	553	393,388
AV Homes, Inc. (b)	223	3,713
AvalonBay Communities, Inc.	9,171	1,636,198
Avangrid, Inc.	1,131	57,206
Avery Dennison Corp.	1,772	203,532
Avexis, Inc. (b)	590	65,295
Avid Technology, Inc. (b)	906	4,883
Avis Budget Group, Inc. (b)	1,820	79,862
Avista Corp.	1,577	81,200
Avnet, Inc.	2,413	95,603
AVX Corp.	1,252	21,660
Axcelis Technologies, Inc. (b)	787	22,587
AxoGen, Inc. (b)	683	19,329
Axon Enterprise, Inc. (a) (b)	1,361	36,067
AXT, Inc. (b)	981	8,535
AZZ, Inc.	683	34,901
B&G Foods, Inc. (a)	1,555	54,658
B. Riley Financial, Inc. (a)	360	6,516
Babcock & Wilcox Enterprises, Inc. (a) (b)	1,290	7,327
Badger Meter, Inc.	736	35,181
Baker Hughes a GE Co.	8,528	269,826
Balchem Corp.	765	61,659
Baldwin & Lyons, Inc. Class B	255	6,107
Ball Corp.	6,952	263,133
Banc of California, Inc. (a)	1,131	23,355
BancFirst Corp.	446	22,813
The Bancorp, Inc. (b)	1,289	12,735
BancorpSouth Bank	2,075	65,259
Bank Mutual Corp.	1,104	11,758
Bank of America Corp.	217,388	6,417,294
Bank of Commerce Holdings	388	4,462
Bank of Hawaii Corp.	850	72,845
Bank of Marin Bancorp	168	11,424
The Bank of New York Mellon Corp.	27,238	1,467,039
Bank of the Ozarks, Inc.	2,442	118,315
BankFinancial Corp.	268	4,111
BankUnited, Inc.	2,107	85,797
Bankwell Financial Group, Inc.	163	5,597
Banner Corp.	855	47,128
Bar Harbor Bankshares	413	11,155
Barnes & Noble Education, Inc. (b)	1,057	8,710
Barnes & Noble, Inc.	1,560	10,452
Barnes Group, Inc.	1,216	76,936
Barracuda Networks, Inc. (b)	663	18,233
Barrett Business Services, Inc.	188	12,124

	Number of Shares	Value
Basic Energy Services, Inc. (b)	457	$10,726
Bassett Furniture Industries, Inc.	228	8,573
Baxter International, Inc.	13,670	883,629
Bazaarvoice, Inc. (b)	2,064	11,249
BB&T Corp.	21,607	1,074,300
BCB Bancorp, Inc.	255	3,698
Beacon Roofing Supply, Inc. (b)	1,636	104,311
Bear State Financial, Inc.	584	5,974
Beazer Homes USA, Inc. (b)	839	16,117
Becton, Dickinson & Co.	7,159	1,532,409
Bed Bath & Beyond, Inc.	2,778	61,088
Bel Fuse, Inc. Class B	260	6,546
Belden, Inc.	1,023	78,945
Bellicum Pharmaceuticals, Inc. (a) (b)	699	5,879
Bemis Co., Inc.	1,840	87,934
Benchmark Electronics, Inc. (b)	1,313	38,208
Beneficial Bancorp, Inc.	1,518	24,971
Benefitfocus, Inc. (b)	417	11,259
Berkshire Hathaway, Inc. Class B (b)	43,134	8,550,021
Berkshire Hills Bancorp, Inc.	922	33,745
Berry Plastics Group, Inc. (b)	2,583	151,545
Best Buy Co., Inc.	5,180	354,675
BG Staffing, Inc.	194	3,092
BGC Partners, Inc. Class A	4,624	69,869
Big 5 Sporting Goods Corp. (a)	554	4,210
Big Lots, Inc. (a)	1,014	56,936
Biglari Holdings, Inc. (b)	28	11,603
Bill Barrett Corp. (b)	2,003	10,275
Bio-Rad Laboratories, Inc. Class A (b)	424	101,196
Bio-Techne Corp.	735	95,219
BioCryst Pharmaceuticals, Inc. (a) (b)	2,089	10,257
Biogen, Inc. (b)	5,818	1,853,440
BioMarin Pharmaceutical, Inc. (b)	3,527	314,503
BioScrip, Inc. (a) (b)	2,675	7,784
BioSpecifics Technologies Corp. (b)	153	6,629
BioTelemetry, Inc. (b)	760	22,724
BioTime, Inc. (a) (b)	2,015	4,332
Bioverativ, Inc. (b)	2,192	118,193
BJ’s Restaurants, Inc.	551	20,056
Black Hills Corp.	1,317	79,165
Black Knight, Inc. (b)	2,174	95,982
Blackbaud, Inc.	1,184	111,876
Blackhawk Network Holdings, Inc. (b)	1,314	46,844
Blackline, Inc. (b)	431	14,137
BlackRock, Inc.	3,412	1,752,779
Bloomin’ Brands, Inc.	2,357	50,298
Blucora, Inc. (b)	1,081	23,890
Blue Bird Corp. (b)	192	3,821
Blue Buffalo Pet Products, Inc. (a) (b)	1,859	60,957
Blue Hills Bancorp, Inc.	618	12,422
Bluebird Bio, Inc. (b)	1,218	216,926
Blueprint Medicines Corp. (b)	1,060	79,935
Bluerock Residential Growth REIT, Inc.	627	6,339

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BMC Stock Holdings, Inc. (b)	1,471	$37,216
Bob Evans Farms, Inc.	518	40,829
The Boeing Co.	12,481	3,680,772
BofI Holding, Inc. (a) (b)	1,376	41,142
Boingo Wireless, Inc. (b)	953	21,443
Boise Cascade Co.	994	39,661
Bojangles’, Inc. (b)	387	4,567
BOK Financial Corp.	513	47,360
Bonanza Creek Energy, Inc. (b)	531	14,650
Boot Barn Holdings, Inc. (b)	331	5,498
Booz Allen Hamilton Holding Corp.	2,895	110,386
BorgWarner, Inc.	4,262	217,746
The Boston Beer Co., Inc. Class A (a) (b)	195	37,265
Boston Private Financial Holdings, Inc.	2,193	33,882
Boston Properties, Inc.	10,235	1,330,857
Boston Scientific Corp. (b)	37,529	930,344
Bottomline Technologies de, Inc. (b)	1,043	36,171
Box, Inc. Class A (b)	2,052	43,338
Boyd Gaming Corp.	2,015	70,626
Brady Corp. Class A	1,082	41,008
Brandywine Realty Trust	11,328	206,056
Bridge Bancorp, Inc.	500	17,500
Bridgepoint Education, Inc. (b)	490	4,067
Briggs & Stratton Corp.	1,094	27,755
Bright Horizons Family Solutions, Inc. (b)	1,095	102,930
Brightcove, Inc. (b)	909	6,454
Brighthouse Financial, Inc. (b)	2,300	134,872
The Brink’s Co.	1,137	89,482
Brinker International, Inc.	1,118	43,423
Bristol-Myers Squibb Co.	36,952	2,264,419
Bristow Group, Inc. (a)	852	11,476
Brixmor Property Group, Inc.	20,618	384,732
Broadridge Financial Solutions, Inc.	2,355	213,316
BroadSoft, Inc. (a) (b)	802	44,030
Brookdale Senior Living, Inc. (b)	3,618	35,095
Brookline Bancorp, Inc.	1,962	30,803
Brooks Automation, Inc.	1,635	38,995
Brown & Brown, Inc.	2,384	122,681
Brown-Forman Corp. Class A	1,088	73,157
Brown-Forman Corp. Class B	3,573	245,358
Bruker Corp.	2,029	69,635
Brunswick Corp.	1,762	97,298
Bryn Mawr Bank Corp.	442	19,536
BSB Bancorp, Inc. (b)	228	6,669
The Buckle, Inc. (a)	759	18,026
Buffalo Wild Wings, Inc. (b)	370	57,850
Build-A-Bear Workshop, Inc. (b)	367	3,376
Builders FirstSource, Inc. (b)	2,773	60,424
Burlington Stores, Inc. (b)	1,377	169,412
BWX Technologies, Inc.	1,904	115,173

	Number of Shares	Value
Byline Bancorp, Inc. (b)	234	$5,375
C&F Financial Corp.	92	5,336
C&J Energy Services, Inc. (b)	1,212	40,566
C.H. Robinson Worldwide, Inc. (a)	2,820	251,234
CA, Inc.	6,341	211,028
Cable One, Inc.	95	66,818
Cabot Corp.	1,237	76,187
Cabot Microelectronics Corp.	588	55,319
Cabot Oil & Gas Corp.	9,236	264,150
CACI International, Inc. Class A (b)	602	79,675
Cadence BanCorp (b)	433	11,743
Cadence Design Systems, Inc. (b)	5,580	233,356
Cadiz, Inc. (a) (b)	558	7,952
Caesars Entertainment Corp. (b)	3,575	45,224
CAI International, Inc. (b)	405	11,470
Cal-Maine Foods, Inc. (a) (b)	699	31,071
CalAmp Corp. (b)	906	19,416
CalAtlantic Group, Inc.	1,642	92,592
Calavo Growers, Inc. (a)	418	35,279
Caleres, Inc.	937	31,371
Calgon Carbon Corp.	1,324	28,201
California Resources Corp. (a) (b)	1,120	21,773
California Water Service Group	1,144	51,880
Calithera Biosciences, Inc. (b)	801	6,688
Calix, Inc. (b)	1,161	6,908
Callaway Golf Co.	2,433	33,892
Callidus Software, Inc. (b)	1,686	48,304
Callon Petroleum Co. (b)	4,825	58,624
Calpine Corp. (b)	7,178	108,603
Calyxt, Inc. (a) (b)	211	4,648
Cambium Learning Group, Inc. (b)	449	2,550
Cambrex Corp. (b)	746	35,808
Camden National Corp.	412	17,358
Camden Property Trust	6,103	561,842
Campbell Soup Co.	3,586	172,522
Camping World Holdings, Inc. Class A	758	33,905
Cannae Holdings, Inc. (b)	1,647	28,048
Cantel Medical Corp.	892	91,760
Capella Education Co.	302	23,375
Capital City Bank Group, Inc.	313	7,180
Capital One Financial Corp.	13,193	1,313,759
Capital Senior Living Corp. (b)	647	8,728
Capitol Federal Financial, Inc.	3,309	44,374
Capstar Financial Holdings, Inc. (b)	213	4,424
Capstead Mortgage Corp.	2,497	21,599
Cara Therapeutics, Inc. (a) (b)	700	8,568
CARBO Ceramics, Inc. (a) (b)	610	6,210
Carbonite, Inc. (b)	649	16,290
Cardinal Health, Inc.	6,356	389,432
Cardiovascular Systems, Inc. (b)	837	19,829
Care.com, Inc. (b)	355	6,404
Career Education Corp. (b)	1,787	21,587

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CareTrust REIT, Inc.	5,353	$89,716
Carlisle Cos., Inc.	1,211	137,630
CarMax, Inc. (b)	3,674	235,614
Carolina Financial Corp.	474	17,609
Carpenter Technology Corp.	1,109	56,548
Carriage Services, Inc.	382	9,821
Carrizo Oil & Gas, Inc. (b)	2,007	42,709
Carrols Restaurant Group, Inc. (b)	911	11,069
Cars.com, Inc. (a) (b)	1,693	48,826
Carter’s, Inc.	942	110,676
Carvana Co. (b)	397	7,591
Cascadian Therapeutics, Inc. (b)	934	3,456
Casella Waste Systems, Inc. Class A (b)	1,030	23,711
Casey’s General Stores, Inc. (a)	750	83,955
Cass Information Systems, Inc.	317	18,453
Castle Brands, Inc. (a) (b)	2,257	2,754
Castlight Health, Inc. Class B (b)	1,588	5,955
Catalent, Inc. (b)	3,316	136,221
Catalyst Pharmaceuticals, Inc. (b)	1,825	7,136
Catchmark Timber Trust, Inc. Class A	1,062	13,944
Caterpillar, Inc.	15,586	2,456,042
Cathay General Bancorp	1,826	77,002
The Cato Corp. Class A	640	10,189
Cavco Industries, Inc. (b)	191	29,147
Cavium, Inc. (b)	1,350	113,170
CBIZ, Inc. (b)	1,364	21,074
CBL & Associates Properties, Inc. (a)	12,165	68,854
Cboe Global Markets, Inc.	2,227	277,462
CBRE Group, Inc. Class A (b)	5,914	256,135
CBS Corp. Class B	9,142	539,378
CDK Global, Inc.	2,572	183,332
CDW Corp.	3,006	208,887
CECO Environmental Corp.	730	3,745
Cedar Realty Trust, Inc.	6,379	38,784
Celanese Corp. Series A	2,731	292,435
Celgene Corp. (b)	17,405	1,816,386
Celldex Therapeutics, Inc. (b)	3,204	9,099
Centene Corp. (b)	3,417	344,707
Centennial Resource Development, Inc. Class A (a) (b)	2,704	53,539
CenterPoint Energy, Inc.	8,711	247,044
CenterState Bank Corp.	1,410	36,279
Central Garden & Pet Co. (b)	265	10,314
Central Garden & Pet Co. Class A (b)	927	34,957
Central Pacific Financial Corp.	786	23,446
Central Valley Community Bancorp	270	5,449
Century Aluminum Co. (b)	1,302	25,571
Century Bancorp, Inc. Class A	82	6,417
Century Casinos, Inc. (b)	592	5,405
Century Communities, Inc. (b)	506	15,737
CenturyLink, Inc.	19,434	324,159
Cerner Corp. (b)	5,798	390,727

	Number of Shares	Value
Cerus Corp. (a) (b)	2,571	$8,690
CEVA, Inc. (b)	562	25,936
CF Industries Holdings, Inc.	4,670	198,662
ChannelAdvisor Corp. (b)	684	6,156
Charles River Laboratories International, Inc. (b)	937	102,555
The Charles Schwab Corp.	32,499	1,669,474
Chart Industries, Inc. (b)	791	37,066
Charter Communications, Inc. Class A (b)	5,050	1,696,598
Charter Financial Corp.	248	4,350
Chase Corp.	189	22,775
Chatham Lodging Trust	3,132	71,284
The Cheesecake Factory, Inc.	1,015	48,903
The Chefs’ Warehouse, Inc. (b)	526	10,783
Chegg, Inc. (b)	2,185	35,659
Chemed Corp.	380	92,348
Chemical Financial Corp.	1,750	93,572
ChemoCentryx, Inc. (b)	623	3,707
The Chemours Co.	3,699	185,172
Chemung Financial Corp.	80	3,848
Cheniere Energy, Inc. (b)	4,092	220,313
Cherry Hill Mortgage Investment Corp.	308	5,541
Chesapeake Energy Corp. (a) (b)	18,322	72,555
Chesapeake Lodging Trust	4,243	114,943
Chesapeake Utilities Corp.	419	32,912
Chevron Corp.	42,367	5,303,925
Chico’s FAS, Inc.	3,359	29,626
The Children’s Place, Inc.	413	60,030
Chimera Investment Corp.	3,778	69,817
Chimerix, Inc. (b)	1,251	5,792
Chipotle Mexican Grill, Inc. (b)	505	145,960
Choice Hotels International, Inc.	689	53,466
Church & Dwight Co., Inc.	5,017	251,703
Churchill Downs, Inc.	330	76,791
Chuy’s Holdings, Inc. (b)	432	12,118
Ciena Corp. (b)	3,448	72,167
Cigna Corp.	6,549	1,330,036
Cimarex Energy Co.	1,884	229,867
Cincinnati Bell, Inc. (b)	1,107	23,081
Cincinnati Financial Corp.	3,096	232,107
Cinemark Holdings, Inc.	2,150	74,863
Cintas Corp.	1,732	269,898
CIRCOR International, Inc.	432	21,030
Cirrus Logic, Inc. (b)	1,584	82,146
Cisco Systems, Inc.	111,116	4,255,743
CIT Group, Inc.	2,633	129,623
Citi Trends, Inc.	384	10,161
Citigroup, Inc.	59,309	4,413,183
Citizens & Northern Corp.	246	5,904
Citizens Financial Group, Inc.	9,906	415,854
Citizens, Inc. (a) (b)	1,110	8,159

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citrix Systems, Inc. (b)	3,042	$267,696
City Holding Co.	401	27,055
City Office REIT, Inc.	820	10,668
Civista Bancshares, Inc.	263	5,786
Civitas Solutions, Inc. (b)	433	7,404
Clarus Corp. (b)	564	4,427
Clean Energy Fuels Corp. (b)	3,561	7,229
Clean Harbors, Inc. (b)	1,042	56,476
Clear Channel Outdoor Holdings, Inc. Class A	964	4,434
Clearfield, Inc. (b)	323	3,957
Clearside Biomedical, Inc. (b)	414	2,898
Clearwater Paper Corp. (b)	423	19,204
Cleveland-Cliffs, Inc. (b)	7,013	50,564
Clifton Bancorp, Inc.	542	9,268
Clipper Realty, Inc. (a)	222	2,218
The Clorox Co.	2,592	385,534
Cloud Peak Energy, Inc. (b)	1,953	8,691
Cloudera, Inc. (b)	2,397	39,598
Clovis Oncology, Inc. (b)	1,130	76,840
CME Group, Inc.	9,295	1,357,535
CMS Energy Corp.	5,617	265,684
CNA Financial Corp.	545	28,912
CNB Financial Corp.	344	9,027
CNO Financial Group, Inc.	4,081	100,760
CNX Resources Corp. (b)	4,618	67,561
CoBiz Financial, Inc.	1,025	20,490
Coca-Cola Bottling Co. Consolidated	124	26,692
The Coca-Cola Co.	86,164	3,953,204
Codexis, Inc. (b)	1,095	9,143
Codorus Valley Bancorp, Inc.	237	6,525
Coeur Mining, Inc. (b)	4,732	35,490
Cogent Communications Holdings, Inc.	975	44,168
Cogint, Inc. (a) (b)	298	1,311
Cognex Corp.	3,335	203,969
Cognizant Technology Solutions Corp. Class A	16,042	1,139,303
Cohen & Steers, Inc.	556	26,293
Coherent, Inc. (b)	496	139,981
Coherus Biosciences, Inc. (a) (b)	1,035	9,108
Cohu, Inc.	710	15,585
Colfax Corp. (b)	1,776	70,365
Colgate-Palmolive Co.	23,623	1,782,355
Collectors Universe, Inc.	203	5,814
Collegium Pharmaceutical, Inc. (a) (b)	570	10,522
Colony NorthStar, Inc. Class A	10,696	122,041
Columbia Banking System, Inc.	1,756	76,281
Columbia Property Trust, Inc.	8,062	185,023
Columbia Sportswear Co.	695	49,957
Columbus McKinnon Corp.	511	20,430
Comcast Corp. Class A	104,046	4,167,042
Comerica, Inc.	3,486	302,620

	Number of Shares	Value
Comfort Systems USA, Inc.	964	$42,079
Commerce Bancshares, Inc.	1,898	105,984
CommerceHub, Inc. Series A (a) (b)	344	7,565
CommerceHub, Inc. Series C (b)	766	15,772
Commercial Metals Co.	2,740	58,417
Commercial Vehicle Group, Inc. (b)	631	6,745
CommScope Holding Co., Inc. (b)	3,803	143,867
Community Bank System, Inc.	1,168	62,780
Community Bankers Trust Corp. (b)	556	4,531
The Community Financial Corp.	102	3,907
Community Health Systems, Inc. (a) (b)	2,482	10,573
Community Healthcare Trust, Inc.	471	13,235
Community Trust Bancorp, Inc.	413	19,452
CommVault Systems, Inc. (b)	932	48,930
Compass Minerals International, Inc. (a)	802	57,945
Computer Programs & Systems, Inc.	295	8,865
CompX International, Inc.	80	1,064
Comtech Telecommunications Corp.	600	13,272
Conagra Brands, Inc.	7,866	296,312
Conatus Pharmaceuticals, Inc. (b)	682	3,151
Concert Pharmaceuticals, Inc. (b)	481	12,443
Concho Resources, Inc. (b)	2,978	447,355
Conduent, Inc. (b)	3,794	61,311
ConforMIS, Inc. (a) (b)	1,073	2,554
CONMED Corp.	719	36,647
Conn’s, Inc. (a) (b)	461	16,389
Connecticut Water Service, Inc.	302	17,338
ConnectOne Bancorp, Inc.	781	20,111
ConocoPhillips	32,840	1,802,588
CONSOL Energy, Inc. (b)	577	22,797
Consolidated Communications Holdings, Inc. (a)	1,705	20,784
Consolidated Edison, Inc.	6,252	531,107
Consolidated-Tomoka Land Co.	72	4,572
Constellation Brands, Inc. Class A	4,437	1,014,165
The Container Store Group, Inc. (b)	480	2,275
Contango Oil & Gas Co. (b)	634	2,986
Continental Building Products, Inc. (b)	844	23,759
Continental Resources, Inc. (b)	1,772	93,863
Control4 Corp. (b)	641	19,076
Convergys Corp.	2,258	53,063
The Cooper Cos., Inc.	973	211,997
Cooper Tire & Rubber Co.	1,199	42,385
Cooper-Standard Holding, Inc. (b)	405	49,613
Copart, Inc. (b)	3,987	172,199
Corbus Pharmaceuticals Holdings, Inc. (b)	1,169	8,300
Corcept Therapeutics, Inc. (a) (b)	2,386	43,091
Core Molding Technologies, Inc.	198	4,297
Core-Mark Holding Co., Inc.	1,035	32,685
CoreCivic, Inc.	2,345	52,763

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CoreLogic, Inc. (b)	1,649	$76,200
CorEnergy Infrastructure Trust, Inc. (a)	311	11,880
CoreSite Realty Corp.	688	78,363
Corindus Vascular Robotics, Inc. (a) (b)	2,212	2,234
Corium International, Inc. (b)	527	5,064
Cornerstone OnDemand, Inc. (b)	1,361	48,084
Corning, Inc.	23,467	750,709
Corporate Office Properties Trust	6,540	190,968
Corvel Corp. (b)	260	13,754
Corvus Pharmaceuticals, Inc. (a) (b)	200	2,072
Costamare, Inc.	968	5,585
CoStar Group, Inc. (b)	716	212,616
Costco Wholesale Corp.	11,977	2,229,159
Cotiviti Holdings, Inc. (b)	957	30,825
Coty, Inc. Class A	9,345	185,872
County Bancorp, Inc.	108	3,214
Coupa Software, Inc. (b)	779	24,320
Cousins Properties, Inc.	29,193	270,035
Covanta Holding Corp. (a)	3,050	51,545
Covenant Transportation Group, Inc. Class A (b)	316	9,079
Cowen, Inc. (a) (b)	659	8,995
CPI Card Group, Inc. (a)	101	371
CRA International, Inc.	183	8,226
Cracker Barrel Old Country Store, Inc. (a)	466	74,043
Craft Brew Alliance, Inc. (b)	338	6,490
Crane Co.	1,016	90,648
Crawford & Co. Class B	331	3,184
Cray, Inc. (b)	1,049	25,386
Credit Acceptance Corp. (a) (b)	225	72,783
Cree, Inc. (b)	2,363	87,762
Crocs, Inc. (b)	1,496	18,909
Cross Country Healthcare, Inc. (b)	913	11,650
Crown Castle International Corp.	11,023	1,223,663
Crown Holdings, Inc. (b)	2,620	147,375
CryoLife, Inc. (b)	847	16,220
CSG Systems International, Inc.	870	38,123
CSRA, Inc.	3,211	96,073
CSS Industries, Inc.	249	6,930
CSW Industrials, Inc. (b)	374	17,185
CSX Corp.	23,389	1,286,629
CTS Corp.	852	21,939
CubeSmart	12,108	350,163
Cubic Corp.	661	38,966
Cullen/Frost Bankers, Inc.	1,126	106,576
Culp, Inc.	269	9,012
Cummins, Inc.	3,197	564,718
Curis, Inc. (b)	2,536	1,775
Curtiss-Wright Corp.	1,099	133,913
Customers Bancorp, Inc. (b)	738	19,181

	Number of Shares	Value
Cutera, Inc. (b)	353	$16,009
CVB Financial Corp.	2,456	57,863
CVR Energy, Inc.	375	13,965
CVS Health Corp.	27,942	2,025,795
CyberOptics Corp. (a) (b)	160	2,400
Cypress Semiconductor Corp.	6,559	99,959
CyrusOne, Inc.	1,816	108,106
CYS Investments, Inc.	3,935	31,598
Cytokinetics, Inc. (b)	1,062	8,655
CytomX Therapeutics, Inc. (b)	766	16,170
D.R. Horton, Inc.	6,870	350,851
Daily Journal Corp. (a) (b)	20	4,604
Daktronics, Inc.	909	8,299
Dana, Inc.	3,605	115,396
Danaher Corp.	16,815	1,560,768
Darden Restaurants, Inc.	2,509	240,914
Darling Ingredients, Inc. (b)	4,002	72,556
Daseke, Inc. (a) (b)	524	7,488
Dave & Buster’s Entertainment, Inc. (b)	981	54,122
DaVita, Inc. (b)	3,073	222,024
DCT Industrial Trust, Inc.	6,236	366,552
DDR Corp.	20,144	180,490
Dean Foods Co.	2,332	26,958
Deciphera Pharmaceuticals, Inc. (b)	281	6,370
Deckers Outdoor Corp. (b)	761	61,070
Deere & Co.	8,729	1,366,176
Del Frisco’s Restaurant Group, Inc. (b)	584	8,906
Del Taco Restaurants, Inc. (b)	547	6,630
Delek US Holdings, Inc.	1,851	64,674
Dell Technologies ,Inc. Class V (b)	4,130	335,686
Delta Air Lines, Inc.	17,956	1,005,536
Delta Apparel, Inc. (b)	90	1,818
Deltic Timber Corp.	289	26,458
Deluxe Corp.	1,171	89,980
Denbury Resources, Inc. (b)	10,442	23,077
Denny’s Corp. (b)	1,389	18,390
DENTSPLY SIRONA, Inc.	4,536	298,605
Depomed, Inc. (b)	1,495	12,035
Dermira, Inc. (b)	998	27,754
Devon Energy Corp.	10,565	437,391
DexCom, Inc. (a) (b)	1,700	97,563
DHI Group, Inc. (b)	1,310	2,489
DHT Holdings, Inc.	2,034	7,302
Diamond Hill Investment Group, Inc.	82	16,946
Diamond Offshore Drilling, Inc. (a) (b)	1,694	31,491
Diamondback Energy, Inc. (b)	1,970	248,712
DiamondRock Hospitality Co.	13,777	155,542
Dick’s Sporting Goods, Inc.	1,690	48,571
Diebold Nixdorf, Inc.	1,973	32,259
Digi International, Inc. (b)	603	5,759
Digimarc Corp. (b)	264	9,544
Digital Realty Trust, Inc.	13,679	1,558,038

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dillard’s, Inc. Class A (a)	363	$21,798
Dime Community Bancshares, Inc.	838	17,556
DineEquity, Inc.	450	22,829
Diodes, Inc. (b)	1,002	28,727
Diplomat Pharmacy, Inc. (b)	1,254	25,168
Discover Financial Services	7,292	560,901
Discovery Communications, Inc. Class A (a) (b)	3,015	67,476
Discovery Communications, Inc. Class C (b)	4,120	87,220
DISH Network Corp. Class A (b)	6,017	287,312
DMC Global, Inc.	382	9,569
DNB Financial Corp.	88	2,966
Dolby Laboratories, Inc. Class A	1,104	68,448
Dollar General Corp.	5,534	514,717
Dollar Tree, Inc. (b)	4,629	496,738
Dominion Energy, Inc.	17,600	1,426,656
Domino’s Pizza, Inc.	877	165,718
Domtar Corp.	1,243	61,553
Donaldson Co., Inc.	2,637	129,081
Donegal Group, Inc. Class A	252	4,360
Donnelley Financial Solutions, Inc. (b)	940	18,321
Dorian LPG Ltd. (b)	375	3,083
Dorman Products, Inc. (b)	626	38,274
Douglas Dynamics, Inc.	582	22,000
Douglas Emmett, Inc.	10,499	431,089
Dova Pharmaceuticals, Inc. (a) (b)	158	4,550
Dover Corp.	3,118	314,887
DowDuPont, Inc.	64,049	4,561,570
Dr. Pepper Snapple Group, Inc.	3,662	355,434
Dril-Quip, Inc. (b)	988	47,128
Drive Shack, Inc.	1,781	9,849
DSP Group, Inc. (b)	588	7,350
DST Systems, Inc.	1,192	73,987
DSW, Inc. Class A	1,720	36,825
DTE Energy Co.	3,600	394,056
Ducommun, Inc. (b)	248	7,056
Duke Energy Corp.	19,228	1,617,267
Duke Realty Corp.	23,868	649,448
Duluth Holdings, Inc. Class B (a) (b)	253	4,516
The Dun & Bradstreet Corp.	754	89,281
Dunkin’ Brands Group, Inc.	1,829	117,916
Durect Corp. (b)	3,650	3,365
DXC Technology Co.	5,714	542,259
DXP Enterprises, Inc. (b)	406	12,005
Dycom Industries, Inc. (b)	724	80,675
Dynavax Technologies Corp. (a) (b)	1,578	29,509
Dynegy, Inc. (b)	2,892	34,270
Dynex Capital, Inc.	1,252	8,777
E*TRADE Financial Corp. (b)	5,438	269,562
The E.W. Scripps Co. Class A (b)	1,520	23,758
Eagle Bancorp, Inc. (b)	750	43,425
Eagle Materials, Inc.	950	107,635

	Number of Shares	Value
Eagle Pharmaceuticals, Inc. (a) (b)	216	$11,539
Earthstone Energy, Inc. Class A (b)	603	6,410
East West Bancorp, Inc.	2,883	175,373
Easterly Government Properties, Inc.	2,882	61,502
The Eastern Co.	137	3,583
EastGroup Properties, Inc.	2,395	211,670
Eastman Chemical Co.	2,935	271,898
Eastman Kodak Co. (b)	452	1,401
Eaton Vance Corp.	2,254	127,103
eBay, Inc. (b)	26,807	1,011,696
Ebix, Inc. (a)	564	44,697
Echo Global Logistics, Inc. (b)	729	20,412
EchoStar Corp. Class A (b)	941	56,366
Eclipse Resources Corp. (b)	2,255	5,412
Ecolab, Inc.	7,039	944,493
Edge Therapeutics, Inc. (b)	535	5,013
Edgewell Personal Care Co. (b)	1,157	68,714
Edison International	6,420	406,001
Editas Medicine, Inc. (b)	886	27,227
Education Realty Trust, Inc.	5,580	194,854
Edwards Lifesciences Corp. (b)	4,202	473,607
eHealth, Inc. (b)	385	6,687
El Paso Electric Co.	966	53,468
El Pollo Loco Holdings, Inc. (b)	538	5,326
Eldorado Resorts, Inc. (a) (b)	1,174	38,918
Electro Scientific Industries, Inc. (b)	844	18,087
Electronic Arts, Inc. (b)	8,224	864,013
Electronics For Imaging, Inc. (b)	1,207	35,643
Elevate Credit, Inc. (b)	400	3,012
elf Beauty, Inc. (a) (b)	542	12,092
Eli Lilly & Co.	26,805	2,263,950
Ellie Mae, Inc. (b)	823	73,576
Ellington Residential Mortgage REIT	222	2,673
EMC Insurance Group, Inc.	244	7,000
EMCOR Group, Inc.	1,463	119,600
EMCORE Corp. (b)	582	3,754
Emerald Expositions Events, Inc. (a)	414	8,421
Emergent BioSolutions, Inc. (b)	773	35,921
Emerson Electric Co.	17,624	1,228,217
Empire Resorts, Inc. (a) (b)	88	2,376
Empire State Realty Trust, Inc. Class A	8,364	171,713
Employers Holdings, Inc.	726	32,234
Enanta Pharmaceuticals, Inc. (b)	411	24,117
Encompass Health Corp.	2,430	120,066
Encore Capital Group, Inc. (a) (b)	629	26,481
Encore Wire Corp.	536	26,076
Endologix, Inc. (a) (b)	2,165	11,583
Endurance International Group Holdings, Inc. (b)	1,504	12,634
Energen Corp. (b)	1,962	112,952
Energizer Holdings, Inc.	1,221	58,584
Energous Corp. (a) (b)	496	9,647

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy Recovery, Inc. (a) (b)	963	$8,426
Energy XXI Gulf Coast, Inc. (b)	772	4,431
EnerSys	1,068	74,365
Engility Holdings, Inc. (b)	333	9,447
Ennis, Inc.	645	13,384
Enova International, Inc. (b)	839	12,753
EnPro Industries, Inc.	494	46,194
The Ensign Group, Inc.	1,256	27,883
Entegra Financial Corp. (b)	166	4,856
Entegris, Inc.	3,527	107,397
Entellus Medical, Inc. (b)	293	7,146
Entercom Communications Corp. Class A	3,177	34,312
Entergy Corp.	3,620	294,632
Enterprise Bancorp, Inc.	217	7,389
Enterprise Financial Services Corp.	588	26,548
Entravision Communications Corp. Class A	1,754	12,541
Envestnet, Inc. (b)	1,028	51,246
EnviroStar, Inc. (a)	94	3,760
Envision Healthcare Corp. (b)	2,432	84,050
Enzo Biochem, Inc. (b)	1,082	8,818
EOG Resources, Inc.	15,824	1,707,568
EP Energy Corp. Class A (b)	1,039	2,452
EPAM Systems, Inc. (b)	1,222	131,279
Epizyme, Inc. (b)	1,080	13,554
ePlus, Inc. (b)	346	26,019
EPR Properties	4,267	279,318
EQT Corp.	4,728	269,118
Equifax, Inc.	2,396	282,536
Equinix, Inc.	2,130	965,359
Equity Bancshares, Inc. Class A (b)	284	10,056
Equity Commonwealth (b)	7,975	243,317
Equity LifeStyle Properties, Inc.	5,459	485,960
Equity Residential	26,325	1,678,745
Era Group, Inc. (b)	393	4,225
Erie Indemnity Co. Class A	494	60,189
Escalade, Inc.	308	3,788
ESCO Technologies, Inc.	670	40,368
Esperion Therapeutics, Inc. (b)	390	25,678
ESSA Bancorp, Inc.	242	3,792
Essendant, Inc.	980	9,085
Essex Property Trust, Inc.	4,379	1,056,959
The Estee Lauder Cos., Inc. Class A	5,982	761,150
Esterline Technologies Corp. (b)	627	46,837
Ethan Allen Interiors, Inc.	652	18,647
Etsy, Inc. (b)	3,005	61,452
Euronet Worldwide, Inc. (b)	1,024	86,292
Evans Bancorp, Inc.	121	5,070
Everbridge, Inc. (b)	447	13,285
Evercore, Inc. Class A	954	85,860
Everi Holdings, Inc. (b)	1,671	12,599
Eversource Energy	6,387	403,531

	Number of Shares	Value
Evolent Health, Inc. Class A (a) (b)	1,366	$16,802
Evolution Petroleum Corp.	688	4,713
Evoqua Water Technologies Corp. (b)	916	21,718
Exact Sciences Corp. (b)	2,944	154,678
Exactech, Inc. (b)	292	14,439
Exelixis, Inc. (b)	5,765	175,256
Exelon Corp.	26,326	1,037,508
Exlservice Holdings, Inc. (b)	767	46,288
The ExOne Co. (a) (b)	304	2,554
Expedia, Inc.	2,475	296,431
Expeditors International of Washington, Inc.	3,570	230,943
Exponent, Inc.	598	42,518
Express Scripts Holding Co. (b)	15,536	1,159,607
Express, Inc. (b)	2,015	20,452
Extended Stay America, Inc.	3,843	73,017
Exterran Corp. (b)	685	21,536
Extra Space Storage, Inc.	8,162	713,767
Extraction Oil & Gas, Inc. (a) (b)	2,366	33,857
Extreme Networks, Inc. (b)	2,856	35,757
Exxon Mobil Corp.	95,045	7,949,564
EZCORP, Inc. Class A (b)	1,359	16,580
F.N.B. Corp.	6,548	90,493
F5 Networks, Inc. (b)	1,275	167,305
Facebook, Inc. Class A (b)	52,334	9,234,858
FactSet Research Systems, Inc.	770	148,425
Fair Isaac Corp.	753	115,360
Fairmount Santrol Holdings, Inc. (a) (b)	4,064	21,255
Farmer Brothers Co. (b)	233	7,491
Farmers & Merchants Bancorp, Inc. /Archbold OH	234	9,547
Farmers Capital Bank Corp.	157	6,045
Farmers National Banc Corp.	611	9,012
Farmland Partners, Inc. (a)	851	7,387
FARO Technologies, Inc. (b)	438	20,586
Fastenal Co.	5,829	318,788
Fate Therapeutics, Inc. (b)	1,028	6,281
FB Financial Corp. (b)	338	14,193
FBL Financial Group, Inc. Class A	264	18,388
FCB Financial Holdings, Inc. Class A (b)	910	46,228
Federal Agricultural Mortgage Corp. Class C	231	18,073
Federal Realty Investment Trust	4,836	642,269
Federal Signal Corp.	1,546	31,059
Federated Investors, Inc. Class B	1,901	68,588
Federated National Holding Co.	344	5,700
FedEx Corp.	6,791	1,694,626
Ferro Corp. (b)	1,961	46,260
Ferroglobe Representation & Warranty Insurance Trust (c) (e)	3,141	-
FibroGen, Inc. (b)	1,747	82,808

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	6,630	$623,817
Fidelity Southern Corp.	588	12,818
Fiesta Restaurant Group, Inc. (b)	677	12,863
Fifth Third Bancorp	14,211	431,162
Financial Engines, Inc.	1,524	46,177
Financial Institutions, Inc.	356	11,072
Finisar Corp. (b)	2,910	59,218
The Finish Line, Inc. Class A	1,038	15,082
FireEye, Inc. (b)	3,645	51,759
First American Financial Corp.	2,182	122,279
First Bancorp	755	26,659
First Bancorp, Inc.	220	5,991
The First Bancshares, Inc.	226	7,729
First Busey Corp.	1,005	30,090
First Business Financial Services, Inc.	231	5,110
First Citizens BancShares, Inc. Class A	180	72,540
First Commonwealth Financial Corp.	2,532	36,258
First Community Bancshares, Inc.	415	11,923
First Connecticut Bancorp, Inc.	338	8,839
First Data Corp. Class A (b)	9,559	159,731
First Defiance Financial Corp.	268	13,928
First Financial Bancorp	1,613	42,503
First Financial Bankshares, Inc. (a)	1,522	68,566
First Financial Corp.	289	13,106
First Financial Northwest, Inc.	236	3,660
First Foundation, Inc. (b)	725	13,442
First Guaranty Bancshares, Inc.	123	3,075
First Hawaiian, Inc.	1,112	32,448
First Horizon National Corp.	5,897	117,881
First Industrial Realty Trust, Inc.	8,424	265,103
First Internet Bancorp	171	6,524
First Interstate BancSystem, Inc. Class A	666	26,673
First Merchants Corp.	1,070	45,004
First Mid-Illinois Bancshares, Inc.	270	10,406
First Midwest Bancorp, Inc.	2,421	58,128
First Northwest Bancorp (b)	289	4,711
The First of Long Island Corp.	619	17,642
First Republic Bank	3,222	279,154
First Solar, Inc. (b)	1,649	111,340
FirstCash, Inc.	1,159	78,175
FirstEnergy Corp.	8,959	274,325
Fiserv, Inc. (b)	4,279	561,105
Fitbit, Inc. Class A (b)	4,549	25,975
Five Below, Inc. (b)	1,317	87,343
Five Prime Therapeutics, Inc. (b)	715	15,673
Five9, Inc. (b)	1,363	33,911
Flagstar Bancorp, Inc. (b)	554	20,731
FleetCor Technologies, Inc. (b)	1,794	345,219
Flexion Therapeutics, Inc. (a) (b)	728	18,229
Flexsteel Industries, Inc.	205	9,590
FLIR Systems, Inc.	2,776	129,417

	Number of Shares	Value
Floor & Decor Holdings, Inc. Class A (b)	419	$20,397
Flotek Industries, Inc. (a) (b)	1,448	6,748
Flowers Foods, Inc.	3,566	68,859
Flowserve Corp.	2,648	111,560
Fluidigm Corp. (b)	783	4,612
Fluor Corp.	2,787	143,949
Flushing Financial Corp.	735	20,213
FMC Corp.	2,689	254,541
FNB Bancorp	143	5,218
FNF Group	5,261	206,442
Fogo De Chao, Inc. (b)	90	1,044
FONAR Corp. (b)	148	3,604
Foot Locker, Inc.	2,486	116,544
Ford Motor Co.	106,862	1,334,706
ForeScout Technologies, Inc. (a) (b)	177	5,645
Forest City Realty Trust, Inc. Class A	16,561	399,120
Forestar Group, Inc. (a) (b)	263	5,786
FormFactor, Inc. (b)	1,882	29,453
Forrester Research, Inc.	268	11,846
Forterra, Inc. (a) (b)	490	5,439
Fortinet, Inc. (b)	2,915	127,356
Fortive Corp.	6,174	446,689
Fortress Biotech, Inc. (a) (b)	935	3,731
Fortune Brands Home & Security, Inc.	3,047	208,537
Forum Energy Technologies, Inc. (b)	2,166	33,681
Forward Air Corp.	687	39,461
Fossil Group, Inc. (a) (b)	1,117	8,679
Foundation Building Materials, Inc. (b)	347	5,132
Foundation Medicine, Inc. (a) (b)	376	25,643
Four Corners Property Trust, Inc.	4,415	113,465
Fox Factory Holding Corp. (b)	799	31,041
Francesca’s Holdings Corp. (b)	968	7,076
Franklin Covey Co. (b)	263	5,457
Franklin Electric Co., Inc.	1,104	50,674
Franklin Financial Network, Inc. (b)	310	10,571
Franklin Resources, Inc.	9,189	398,159
Franklin Street Properties Corp.	7,930	85,168
Fred’s, Inc. Class A (a)	900	3,645
Freeport-McMoRan, Inc. (b)	27,269	517,020
FreightCar America, Inc.	322	5,500
Freshpet, Inc. (a) (b)	646	12,242
Frontier Communications Corp. (a)	2,052	13,872
FRP Holdings, Inc. (b)	177	7,832
FTD Cos., Inc. (b)	440	3,164
FTI Consulting, Inc. (b)	875	37,590
Fulton Financial Corp.	4,150	74,285
FutureFuel Corp.	635	8,947
G-III Apparel Group Ltd. (b)	1,132	41,759
G1 Therapeutics, Inc. (a) (b)	204	4,047
Gaia, Inc. (b)	173	2,145
Gain Capital Holdings, Inc. (a)	959	9,590
GAMCO Investors, Inc. Class A	129	3,825

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GameStop Corp. Class A	2,033	$36,492
Gaming and Leisure Properties, Inc.	13,479	498,723
Gaming Innovation Group, Inc. (a) (b)	5,244	3,138
Gannett Co., Inc.	2,897	33,576
The Gap, Inc.	4,745	161,615
Gardner Denver Holdings, Inc. (b)	1,334	45,263
Gartner, Inc. (b)	1,762	216,990
Gastar Exploration, Inc. (a) (b)	4,148	4,355
GATX Corp.	917	57,001
GCP Applied Technologies, Inc. (b)	1,708	54,485
Gencor Industries, Inc. (b)	219	3,624
Gener8 Maritime, Inc. (b)	1,242	8,222
Generac Holdings, Inc. (b)	1,505	74,528
General Cable Corp.	1,296	38,362
General Communication, Inc. Class A (b)	695	27,119
General Dynamics Corp.	7,125	1,449,581
General Electric Co.	194,841	3,399,975
General Mills, Inc.	15,593	924,509
General Motors Co.	35,386	1,450,472
Genesco, Inc. (b)	501	16,283
Genesee & Wyoming, Inc. Class A (b)	1,207	95,027
Genesis Healthcare, Inc. (b)	1,140	870
Genie Energy Ltd. Class B	378	1,648
GenMark Diagnostics, Inc. (b)	1,144	4,770
Genocea Biosciences, Inc. (b)	743	862
Genomic Health, Inc. (b)	525	17,955
Gentex Corp.	5,735	120,148
Gentherm, Inc. (b)	958	30,417
Genuine Parts Co.	2,892	274,769
Genworth Financial, Inc. Class A (b)	13,107	40,763
The GEO Group, Inc.	3,011	71,060
Geospace Technologies Corp. (b)	354	4,591
German American Bancorp Inc.	560	19,785
Geron Corp. (a) (b)	3,811	6,860
Getty Realty Corp.	2,244	60,947
GGP, Inc.	41,288	965,726
Gibraltar Industries, Inc. (b)	828	27,324
Gilead Sciences, Inc.	35,697	2,557,333
Glacier Bancorp, Inc.	1,863	73,384
Gladstone Commercial Corp.	659	13,879
Glaukos Corp. (a) (b)	596	15,287
Global Blood Therapeutics, Inc. (b)	965	37,973
Global Brass & Copper Holdings, Inc.	571	18,900
Global Eagle Entertainment, Inc. (a) (b)	1,356	3,105
Global Medical REIT, Inc. (a)	349	2,862
Global Net Lease, Inc.	4,914	101,130
Global Payments, Inc.	3,047	305,431
Global Water Resources, Inc.	56	523
Globalstar, Inc. (a) (b)	15,752	20,635
Globus Medical, Inc. Class A (b)	1,804	74,144
Glu Mobile, Inc. (b)	2,140	7,790

	Number of Shares	Value
GMS, Inc. (b)	614	$23,111
GNC Holdings, Inc. Class A (a)	1,777	6,557
GoDaddy, Inc. Class A (b)	2,537	127,560
Gogo, Inc. (a) (b)	1,495	16,864
Gold Resource Corp.	1,389	6,112
Golden Entertainment, Inc. (b)	280	9,142
The Goldman Sachs Group, Inc.	9,652	2,458,944
The Goodyear Tire & Rubber Co.	4,944	159,741
GoPro, Inc. Class A (a) (b)	2,344	17,744
The Gorman-Rupp Co.	468	14,606
Government Properties Income Trust	6,736	124,885
GP Strategies Corp. (b)	290	6,728
Graco, Inc.	3,300	149,226
Graham Corp.	266	5,567
Graham Holdings Co. Class B	84	46,901
Gramercy Property Trust	11,592	309,043
Grand Canyon Education, Inc. (b)	1,166	104,392
Granite Construction, Inc.	955	60,576
Granite Point Mortgage Trust, Inc. (a)	1,080	19,159
Graphic Packaging Holding Co.	6,159	95,157
Gray Television, Inc. (b)	1,685	28,224
Great Ajax Corp.	437	6,039
Great Lakes Dredge & Dock Corp. (b)	1,296	6,998
Great Plains Energy, Inc.	4,302	138,696
Great Southern Bancorp, Inc.	301	15,547
Great Western Bancorp, Inc.	1,422	56,596
Green Bancorp, Inc. (b)	562	11,409
Green Brick Partners, Inc. (b)	465	5,255
Green Dot Corp. Class A (b)	1,105	66,587
Green Plains, Inc.	992	16,715
The Greenbrier Cos., Inc. (a)	714	38,056
Greenhill & Co., Inc. (a)	715	13,943
Greif, Inc. Class A	664	40,225
Greif, Inc. Class B	150	10,403
Griffon Corp.	780	15,873
Group 1 Automotive, Inc.	515	36,550
Groupon, Inc. (b)	7,965	40,622
GrubHub, Inc. (a) (b)	2,144	153,939
GSI Technology, Inc. (b)	385	3,065
GTT Communications, Inc. (b)	811	38,076
Guaranty Bancorp	614	16,977
Guess?, Inc. (a)	1,567	26,451
Guidewire Software, Inc. (b)	1,523	113,098
Gulf Island Fabrication, Inc.	366	4,914
Gulfport Energy Corp. (b)	3,259	41,585
H&E Equipment Services, Inc.	829	33,699
H&R Block, Inc.	4,194	109,967
H.B. Fuller Co.	1,219	65,668
The Habit Restaurants, Inc. Class A (a) (b)	531	5,071
The Hackett Group, Inc.	631	9,913
Haemonetics Corp. (b)	1,342	77,943
The Hain Celestial Group, Inc. (b)	2,069	87,705

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Halcon Resources Corp. (b)	3,353	$25,382
Hallador Energy Co.	436	2,655
Halliburton Co.	23,745	1,160,418
Hallmark Financial Services, Inc. (b)	399	4,162
Halozyme Therapeutics, Inc. (b)	2,857	57,883
Halyard Health, Inc. (b)	1,109	51,214
Hamilton Beach Brands Holding Co. Class A	95	2,441
Hamilton Beach Brands Inc. Class B (c)	95	2,441
Hamilton Lane, Inc. Class A	362	12,811
Hancock Holding Co.	2,092	103,554
Hanesbrands, Inc. (a)	7,364	153,981
Hanmi Financial Corp.	830	25,191
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,293	31,110
The Hanover Insurance Group, Inc.	866	93,597
HarborOne Bancorp, Inc. (b)	352	6,744
Hardinge, Inc.	323	5,627
Harley-Davidson, Inc.	3,390	172,483
Harmonic, Inc. (b)	2,136	8,971
Harris Corp.	2,400	339,960
Harsco Corp. (b)	2,103	39,221
The Hartford Financial Services Group, Inc.	7,131	401,333
Hasbro, Inc.	2,281	207,320
Haverty Furniture Cos., Inc.	486	11,008
Hawaiian Electric Industries, Inc.	2,199	79,494
Hawaiian Holdings, Inc.	1,240	49,414
Hawaiian Telcom Holdco, Inc. (b)	171	5,277
Hawkins, Inc.	272	9,574
Haynes International, Inc.	327	10,480
HC2 Holdings, Inc. (b)	1,114	6,628
HCA Healthcare, Inc. (b)	7,829	687,699
HCI Group, Inc. (a)	208	6,219
HCP, Inc.	31,523	822,120
HD Supply Holdings, Inc. (b)	3,751	150,153
Health Insurance Innovations, Inc. Class A (a) (b)	294	7,335
Healthcare Realty Trust, Inc.	8,840	283,941
Healthcare Services Group, Inc.	1,766	93,104
Healthcare Trust of America, Inc. Class A	13,476	404,819
HealthEquity, Inc. (b)	1,201	56,039
HealthStream, Inc. (b)	675	15,633
Heartland Express, Inc.	1,217	28,405
Heartland Financial USA, Inc.	645	34,604
Hecla Mining Co.	10,294	40,867
HEICO Corp. (a)	503	47,458
HEICO Corp. Class A	975	77,074
Heidrick & Struggles International, Inc.	480	11,784
Helix Energy Solutions Group, Inc. (b)	3,684	27,777

	Number of Shares	Value
Helmerich & Payne, Inc. (a)	2,155	$139,299
Hemisphere Media Group, Inc. (b)	435	5,024
Henry Schein, Inc. (b)	3,178	222,079
Herc Holdings, Inc. (b)	634	39,695
Heritage Commerce Corp.	960	14,707
Heritage Financial Corp.	771	23,747
Heritage Insurance Holdings, Inc. (a)	353	6,361
Heritage-Crystal Clean, Inc. (b)	384	8,352
Herman Miller, Inc.	1,403	56,190
Heron Therapeutics, Inc. (a) (b)	1,197	21,666
Hersha Hospitality Trust	3,040	52,896
The Hershey Co.	2,763	313,628
Hertz Global Holdings, Inc. (a) (b)	1,426	31,515
Heska Corp. (b)	169	13,555
Hess Corp.	5,697	270,437
Hewlett Packard Enterprise Co.	44,429	638,000
Hexcel Corp.	1,813	112,134
HFF, Inc. Class A	847	41,198
Hibbett Sports, Inc. (b)	559	11,404
Highwoods Properties, Inc.	6,884	350,464
Hill International, Inc. (b)	922	5,025
Hill-Rom Holdings, Inc.	1,333	112,359
Hillenbrand, Inc.	1,520	67,944
Hilltop Holdings, Inc.	1,902	48,178
Hilton Grand Vacations, Inc. (b)	1,373	57,597
Hilton Worldwide Holdings, Inc.	4,375	349,387
Hingham Institution for Savings	24	4,968
HMS Holdings Corp. (b)	2,193	37,171
HNI Corp.	998	38,493
HollyFrontier Corp.	3,537	181,165
Hologic, Inc. (b)	5,615	240,041
Home Bancorp Inc.	160	6,915
Home BancShares, Inc.	3,899	90,652
The Home Depot, Inc.	26,441	5,011,363
HomeStreet, Inc. (b)	637	18,441
HomeTrust Bancshares, Inc. (b)	441	11,356
Honeywell International, Inc.	17,066	2,617,242
Hooker Furniture Corp.	300	12,735
Hope Bancorp, Inc.	3,072	56,064
Horace Mann Educators Corp.	1,067	47,055
Horizon Bancorp	586	16,291
Horizon Global Corp. (b)	650	9,113
Hormel Foods Corp.	5,408	196,797
Hortonworks, Inc. (b)	1,258	25,298
Hospitality Properties Trust	10,907	325,574
Host Hotels & Resorts, Inc.	48,975	972,154
Hostess Brands, Inc. (b)	2,084	30,864
Houghton Mifflin Harcourt Co. (b)	2,701	25,119
Houlihan Lokey, Inc.	687	31,210
Hovnanian Enterprises, Inc. Class A (b)	2,786	9,333
Howard Bancorp, Inc. (b)	222	4,884
The Howard Hughes Corp. (b)	694	91,101

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HP, Inc.	45,851	$963,330
HRG Group, Inc. (b)	2,783	47,172
Hub Group, Inc. Class A (b)	852	40,811
Hubbell, Inc.	1,089	147,385
HubSpot, Inc. (b)	820	72,488
Hudson Pacific Properties, Inc.	10,551	361,372
Hudson Technologies, Inc. (b)	971	5,894
Humana, Inc.	3,914	970,946
Huntington Bancshares, Inc.	21,779	317,102
Huntington Ingalls Industries, Inc.	898	211,659
Huntsman Corp.	4,070	135,490
Hurco Cos., Inc.	166	7,005
Huron Consulting Group, Inc. (b)	575	23,259
Huttig Building Products, Inc. (a) (b)	583	3,877
Hyatt Hotels Corp. Class A (b)	932	68,539
Hyster-Yale Materials Handling, Inc.	270	22,993
IAC/InterActiveCorp (b)	1,397	170,825
IBERIABANK Corp.	1,248	96,720
ICF International, Inc. (b)	471	24,728
Iconix Brand Group, Inc. (b)	1,355	1,748
ICU Medical, Inc. (b)	369	79,704
IDACORP, Inc.	1,252	114,383
Idera Pharmaceuticals, Inc. (b)	2,874	6,064
IDEX Corp.	1,536	202,706
IDEXX Laboratories, Inc. (b)	1,755	274,447
IDT Corp. Class B	457	4,844
IES Holdings, Inc. (b)	233	4,019
Ignyta, Inc. (b)	1,623	43,334
II-VI, Inc. (b)	1,467	68,876
ILG, Inc.	2,604	74,162
Illinois Tool Works, Inc.	8,355	1,394,032
Illumina, Inc. (b)	2,929	639,957
Immersion Corp. (b)	605	4,271
Immune Design Corp. (a) (b)	454	1,771
ImmunoGen, Inc. (b)	2,201	14,108
Immunomedics, Inc. (a) (b)	2,673	43,196
Impac Mortgage Holdings, Inc. (a) (b)	288	2,926
Impax Laboratories, Inc. (b)	1,917	31,918
Imperva, Inc. (b)	875	34,738
Impinj, Inc. (a) (b)	470	10,589
Incyte Corp. (b)	3,492	330,727
Independence Contract Drilling, Inc. (b)	878	3,494
Independence Holding Co.	185	5,078
Independence Realty Trust, Inc.	1,829	18,455
Independent Bank Corp.	698	48,755
Independent Bank Corp.	557	12,449
Independent Bank Group, Inc.	463	31,299
Infinera Corp. (b)	3,225	20,414
Infinity Property & Casualty Corp.	281	29,786
Information Services Group, Inc. (b)	927	3,866
InfraREIT, Inc. (b)	888	16,499
Ingevity Corp. (b)	1,033	72,796

	Number of Shares	Value
Ingles Markets, Inc. Class A	374	$12,940
Ingredion, Inc.	1,432	200,194
InnerWorkings, Inc. (b)	1,194	11,976
Innophos Holdings, Inc.	505	23,599
Innospec, Inc.	626	44,196
Innoviva, Inc. (b)	1,638	23,243
Inogen, Inc. (b)	405	48,227
Inovalon Holdings, Inc. Class A (a) (b)	1,351	20,265
Inovio Pharmaceuticals, Inc. (a) (b)	1,774	7,327
Inphi Corp. (a) (b)	1,097	40,150
Insight Enterprises, Inc. (b)	930	35,610
Insmed, Inc. (b)	1,937	60,396
Insperity, Inc.	852	48,862
Installed Building Products, Inc. (b)	493	37,443
Insteel Industries, Inc.	479	13,565
Instructure, Inc. (b)	559	18,503
Insulet Corp. (b)	1,427	98,463
Insys Therapeutics, Inc. (a) (b)	632	6,080
Integer Holdings Corp. (b)	813	36,829
Integra LifeSciences Holdings Corp. (b)	1,604	76,767
Integrated Device Technology, Inc. (b)	3,277	97,425
Intel Corp.	105,683	4,878,327
Intellia Therapeutics, Inc. (a) (b)	273	5,247
Inter Parfums, Inc.	456	19,813
Interactive Brokers Group, Inc. Class A	1,406	83,249
Intercept Pharmaceuticals, Inc. (a) (b)	340	19,863
Intercontinental Exchange, Inc.	16,037	1,131,571
InterDigital, Inc.	831	63,281
Interface, Inc.	1,370	34,456
Internap Corp. (b)	524	8,232
International Bancshares Corp.	1,308	51,928
International Business Machines Corp.	18,977	2,911,451
International Flavors & Fragrances, Inc.	1,587	242,192
International Paper Co.	8,280	479,743
International Speedway Corp. Class A	654	26,062
The Interpublic Group of Cos., Inc.	7,752	156,280
Intersect ENT, Inc. (b)	680	22,032
Intevac, Inc. (b)	500	3,425
INTL. FCStone, Inc. (b)	397	16,884
Intra-Cellular Therapies, Inc. (b)	886	12,829
Intrepid Potash, Inc. (a) (b)	2,459	11,705
Intrexon Corp. (a) (b)	1,150	13,248
Intuit, Inc.	6,670	1,052,393
Intuitive Surgical, Inc. (b)	3,046	1,111,607
Invacare Corp.	793	13,362
Invesco Mortgage Capital, Inc.	2,901	51,725
Investar Holding Corp.	218	5,254
Investment Technology Group, Inc.	861	16,574
Investors Bancorp, Inc.	6,350	88,138
Investors Real Estate Trust	8,174	46,428

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investors Title Co.	39	$7,736
Invitae Corp. (a) (b)	1,067	9,688
Invitation Homes, Inc.	19,752	465,555
Ionis Pharmaceuticals, Inc. (a) (b)	2,506	126,052
Iovance Biotherapeutics, Inc. (b)	1,396	11,168
IPG Photonics Corp. (b)	730	156,315
IQVIA Holdings, Inc. (b)	3,211	314,357
iRhythm Technologies, Inc. (b)	362	20,290
Iridium Communications, Inc. (a) (b)	2,193	25,877
iRobot Corp. (a) (b)	623	47,784
Iron Mountain, Inc.	5,575	210,345
Ironwood Pharmaceuticals, Inc. (b)	3,201	47,983
Isramco, Inc. (b)	23	2,407
iStar, Inc. (b)	1,825	20,623
Iteris, Inc. (b)	634	4,419
Itron, Inc. (b)	829	56,538
ITT, Inc.	1,760	93,931
IXYS Corp. (b)	617	14,777
J Alexander’s Holdings, Inc. (b)	365	3,541
J&J Snack Foods Corp.	357	54,203
J. Jill, Inc. (b)	307	2,395
J.B. Hunt Transport Services, Inc.	1,736	199,605
The J.M. Smucker Co.	2,210	274,570
j2 Global, Inc.	1,144	85,834
Jabil, Inc.	3,439	90,274
Jack Henry & Associates, Inc.	1,554	181,756
Jack in the Box, Inc.	714	70,051
Jacobs Engineering Group, Inc.	2,401	158,370
Jagged Peak Energy, Inc. (a) (b)	1,487	23,465
JBG SMITH Properties	5,621	195,217
JC Penney Co., Inc. (a) (b)	6,781	21,428
JELD-WEN Holding, Inc. (b)	1,690	66,535
Jernigan Capital, Inc. (a)	244	4,638
JetBlue Airways Corp. (b)	6,456	144,227
John B Sanfilippo & Son, Inc.	225	14,231
John Bean Technologies Corp.	771	85,427
John Wiley & Sons, Inc. Class A	877	57,663
Johnson & Johnson	60,464	8,448,030
Johnson Outdoors, Inc. Class A	128	7,948
Jones Energy, Inc. Class A (a) (b)	1,221	1,343
Jones Lang LaSalle, Inc.	900	134,037
Jounce Therapeutics, Inc. (a) (b)	177	2,257
JP Morgan Chase & Co.	77,440	8,281,434
Juniper Networks, Inc.	7,524	214,434
Juno Therapeutics, Inc. (b)	1,376	62,897
K12, Inc. (b)	927	14,739
K2M Group Holdings, Inc. (b)	1,062	19,116
Kadant, Inc.	284	28,514
Kaiser Aluminum Corp.	389	41,565
Kala Pharmaceuticals, Inc. (a) (b)	212	3,920
Kaman Corp.	702	41,306
Kansas City Southern	2,077	218,542
KapStone Paper and Packaging Corp.	2,035	46,174

	Number of Shares	Value
KAR Auction Services, Inc.	2,737	$138,246
Karyopharm Therapeutics, Inc. (b)	931	8,938
KB Home	2,024	64,667
KBR, Inc.	3,374	66,906
Keane Group, Inc. (a) (b)	1,114	21,177
Kearny Financial Corp.	1,897	27,412
Kellogg Co.	4,933	335,345
Kelly Services, Inc. Class A	814	22,198
KEMET Corp. (b)	1,199	18,057
Kemper Corp.	946	65,179
Kennametal, Inc.	1,936	93,722
Kennedy-Wilson Holdings, Inc.	8,474	147,024
Keryx Biopharmaceuticals, Inc. (a) (b)	2,143	9,965
Key Energy Services, Inc. (a) (b)	263	3,101
KeyCorp	21,544	434,542
Keysight Technologies, Inc. (b)	3,693	153,629
The KeyW Holding Corp. (a) (b)	1,182	6,938
Kforce, Inc.	621	15,680
Kilroy Realty Corp.	6,486	484,180
Kimball Electronics, Inc. (b)	723	13,195
Kimball International, Inc. Class B	982	18,334
Kimberly-Clark Corp.	9,714	1,172,091
Kimco Realty Corp.	27,672	502,247
Kinder Morgan, Inc.	52,784	953,807
Kindred Biosciences, Inc. (b)	564	5,330
Kindred Healthcare, Inc.	2,194	21,282
Kingstone Cos., Inc.	246	4,625
Kinsale Capital Group, Inc.	381	17,145
Kirby Corp. (b)	1,073	71,676
Kirkland’s, Inc. (b)	415	4,965
Kite Realty Group Trust	5,714	111,994
KKR Real Estate Finance Trust, Inc. (a)	275	5,503
KLA-Tencor Corp.	3,160	332,021
KLX, Inc. (b)	1,256	85,722
KMG Chemicals, Inc.	323	21,344
Knight-Swift Transportation Holdings, Inc. (a)	3,124	136,581
Knoll, Inc.	1,267	29,192
Knowles Corp. (b)	1,989	29,159
Kohl’s Corp.	3,398	184,274
Kopin Corp. (a) (b)	1,637	5,238
Koppers Holdings, Inc. (b)	542	27,588
Korn/Ferry International	1,337	55,325
The Kraft Heinz Co.	13,387	1,040,973
Kraton Corp. (b)	785	37,813
Kratos Defense & Security Solutions, Inc. (b)	2,340	24,781
The Kroger Co.	24,535	673,486
Kronos Worldwide, Inc.	583	15,024
Kura Oncology, Inc. (a) (b)	382	5,845
KVH Industries, Inc. (b)	427	4,419
L Brands, Inc.	4,834	291,103

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
L3 Technologies, Inc.	1,565	$309,635
La Jolla Pharmaceutical Co. (a) (b)	458	14,738
La Quinta Holdings, Inc. (b)	2,130	39,320
La-Z-Boy, Inc.	1,262	39,374
Laboratory Corp. of America Holdings (b)	2,066	329,548
Ladder Capital Corp.	1,841	25,093
Ladenburg Thalmann Financial Services, Inc.	2,711	8,567
Lakeland Bancorp, Inc.	1,189	22,888
Lakeland Financial Corp.	634	30,743
Lam Research Corp.	3,246	597,491
Lamar Advertising Co. Class A	1,682	124,872
Lamb Weston Holdings, Inc.	2,929	165,342
Lancaster Colony Corp.	450	58,145
Landec Corp. (b)	679	8,555
Lands’ End, Inc. (b)	366	7,155
Landstar System, Inc.	849	88,381
Lannett Co., Inc. (a) (b)	737	17,098
Lantheus Holdings, Inc. (b)	683	13,967
Laredo Petroleum, Inc. (b)	3,157	33,496
Las Vegas Sands Corp.	9,898	687,812
LaSalle Hotel Properties	7,926	222,483
Lattice Semiconductor Corp. (b)	3,227	18,652
Laureate Education, Inc. Class A (b)	1,320	17,899
Lawson Products, Inc. (b)	154	3,812
Layne Christensen Co. (b)	486	6,099
LB Foster Co. Class A (b)	210	5,702
LCI Industries	586	76,180
LCNB Corp.	244	4,990
Leaf Group Ltd. (b)	331	3,277
Lear Corp.	1,368	241,671
LegacyTexas Financial Group, Inc.	1,109	46,811
Legg Mason, Inc.	1,683	70,652
Leggett & Platt, Inc.	2,681	127,964
Leidos Holdings, Inc.	2,851	184,089
LeMaitre Vascular, Inc.	391	12,449
LendingClub Corp. (b)	7,489	30,930
LendingTree, Inc. (a) (b)	161	54,812
Lennar Corp. Class A	4,018	254,098
Lennar Corp. Class B	308	15,917
Lennox International, Inc.	765	159,319
Leucadia National Corp.	6,481	171,682
Lexicon Pharmaceuticals, Inc. (b)	1,134	11,204
Lexington Realty Trust	15,965	154,062
LGI Homes, Inc. (a) (b)	453	33,989
LHC Group, Inc. (b)	411	25,174
Libbey, Inc.	589	4,429
Liberty Broadband Corp. Class A (b)	525	44,651
Liberty Broadband Corp. Class C (b)	2,083	177,388
Liberty Expedia Holdings, Inc. Class A (b)	1,114	49,384

	Number of Shares	Value
Liberty Interactive Corp. QVC Group Class A (b)	8,965	$218,925
Liberty Media Corp-Liberty Braves Class A (b)	269	5,931
Liberty Media Corp-Liberty Braves Class C (b)	904	20,087
Liberty Media Corp-Liberty Formula One Class A (b)	500	16,360
Liberty Media Corp-Liberty Formula One Class C (b)	3,793	129,569
Liberty Media Corp-Liberty SiriusXM Class A (b)	1,801	71,428
Liberty Media Corp-Liberty SiriusXM Class C (b)	3,576	141,824
Liberty Property Trust	9,897	425,670
Liberty Tax, Inc.	205	2,255
Liberty TripAdvisor Holdings, Inc. Class A (b)	1,498	14,119
Liberty Ventures Series A (b)	1,577	85,536
Life Storage, Inc.	3,094	275,583
LifePoint Health, Inc. (b)	721	35,906
Lifetime Brands, Inc.	158	2,607
Lifeway Foods, Inc. (b)	81	648
Ligand Pharmaceuticals, Inc. (a) (b)	499	68,328
Lilis Energy, Inc. (a) (b)	1,113	5,687
Limelight Networks, Inc. (b)	1,430	6,306
Limoneira Co.	318	7,123
Lincoln Electric Holdings, Inc.	1,191	109,072
Lincoln National Corp.	4,391	337,536
Lindblad Expeditions Holdings, Inc. (b)	619	6,060
Lindsay Corp.	273	24,079
Liquidity Services, Inc. (b)	714	3,463
Lithia Motors, Inc. Class A	565	64,178
Littelfuse, Inc.	556	109,988
Live Nation Entertainment, Inc. (b)	2,657	113,108
Live Oak Bancshares, Inc.	539	12,855
LivePerson, Inc. (b)	1,422	16,353
LKQ Corp. (b)	6,185	251,544
Lockheed Martin Corp.	6,874	2,206,898
Loews Corp.	5,613	280,818
LogMeIn, Inc.	1,049	120,110
Loral Space & Communications, Inc. (b)	347	15,285
Louisiana-Pacific Corp. (b)	3,592	94,326
Lowe’s Cos., Inc.	22,867	2,125,259
Loxo Oncology, Inc. (a) (b)	593	49,919
LPL Financial Holdings, Inc.	1,800	102,852
LSB Industries, Inc. (b)	573	5,019
LSC Communications, Inc.	875	13,256
LSI Industries, Inc.	664	4,568
LTC Properties, Inc.	2,831	123,290
Lululemon Athletica, Inc. (b)	1,923	151,129

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lumber Liquidators Holdings, Inc. (a) (b)	607	$19,054
Lumentum Holdings, Inc. (a) (b)	1,498	73,252
Luminex Corp.	1,066	21,000
Lydall, Inc. (b)	439	22,279
M&T Bank Corp.	2,848	486,980
M.D.C. Holdings, Inc.	1,178	37,555
M/I Homes, Inc. (b)	635	21,844
Macatawa Bank Corp.	507	5,070
The Macerich Co.	9,161	601,694
Mack-Cali Realty Corp.	6,235	134,427
MACOM Technology Solutions Holdings, Inc. (a) (b)	1,058	34,427
Macquarie Infrastructure Corp.	1,605	103,041
MacroGenics, Inc. (b)	878	16,682
Macy’s, Inc.	6,097	153,583
The Madison Square Garden Co. Class A (b)	374	78,858
Madrigal Pharmaceuticals, Inc. (b)	106	9,730
Magellan Health, Inc. (b)	619	59,764
MainSource Financial Group, Inc.	653	23,710
Malibu Boats, Inc. Class A (b)	462	13,735
Malvern Bancorp, Inc. (b)	170	4,454
Mammoth Energy Services, Inc. (b)	201	3,946
Manhattan Associates, Inc. (b)	1,381	68,415
The Manitowoc Co., Inc. (b)	837	32,928
ManpowerGroup, Inc.	1,343	169,366
ManTech International Corp. Class A	674	33,828
Marathon Oil Corp.	17,089	289,317
Marathon Petroleum Corp.	9,761	644,031
Marcus & Millichap, Inc. (b)	430	14,022
The Marcus Corp.	499	13,648
Marine Products Corp.	185	2,357
MarineMax, Inc. (b)	662	12,512
Markel Corp. (b)	274	312,122
MarketAxess Holdings, Inc.	744	150,102
Marlin Business Services Corp.	238	5,331
Marriott International, Inc. Class A	8,345	1,132,667
Marriott Vacations Worldwide Corp.	534	72,202
Marsh & McLennan Cos., Inc.	14,104	1,147,925
Marten Transport Ltd.	1,023	20,767
Martin Marietta Materials, Inc.	1,267	280,058
Masco Corp.	6,357	279,327
Masimo Corp. (b)	1,111	94,213
MasTec, Inc. (b)	1,632	79,886
Mastercard, Inc. Class A	21,117	3,196,269
Matador Resources Co. (b)	2,343	72,938
Match Group, Inc. (a) (b)	719	22,512
Materion Corp.	524	25,466
Matinas BioPharma Holdings, Inc. (a) (b)	1,201	1,393
Matrix Service Co. (b)	750	13,350
Matson, Inc.	1,124	33,540

	Number of Shares	Value
Mattel, Inc. (a)	6,938	$106,706
Matthews International Corp. Class A	819	43,243
Maui Land & Pineapple Co., Inc. (b)	181	3,131
Maxim Integrated Products, Inc.	5,655	295,643
MAXIMUS, Inc.	1,595	114,170
MaxLinear, Inc. (b)	1,574	41,585
Maxwell Technologies, Inc. (a) (b)	982	5,656
MB Financial, Inc.	1,982	88,239
MBIA, Inc. (a) (b)	1,946	14,245
MBT Financial Corp.	503	5,332
MCBC Holdings, Inc. (b)	490	10,888
McCormick & Co., Inc.	2,412	245,807
McDonald’s Corp.	17,893	3,079,743
McGrath RentCorp	617	28,987
McKesson Corp.	5,813	906,537
MDU Resources Group, Inc.	3,940	105,907
MedEquities Realty Trust, Inc.	797	8,942
Medical Properties Trust, Inc.	24,363	335,722
The Medicines Co. (a) (b)	1,670	45,658
MediciNova, Inc. (b)	813	5,260
Medidata Solutions, Inc. (b)	1,402	88,845
Medifast, Inc.	277	19,337
Medley Management, Inc. Class A	156	1,014
MEDNAX, Inc. (b)	1,810	96,726
Medpace Holdings, Inc. (b)	193	6,998
The Meet Group, Inc. (b)	1,849	5,214
Melinta Therapeutics, Inc. (b)	254	4,013
Mercantile Bank Corp.	427	15,103
Merchants Bancorp	242	4,763
Merck & Co., Inc.	61,377	3,453,684
Mercury General Corp.	568	30,354
Mercury Systems, Inc. (b)	1,109	56,947
Meredith Corp.	945	62,417
Meridian Bancorp, Inc.	1,249	25,729
Meridian Bioscience, Inc.	1,094	15,316
Merit Medical Systems, Inc. (b)	1,156	49,939
Meritage Home Corp. (b)	901	46,131
Meritor, Inc. (b)	1,999	46,897
Merrimack Pharmaceuticals, Inc. (a)	339	3,475
Mesa Laboratories, Inc.	80	9,944
Meta Financial Group, Inc.	234	21,680
Methode Electronics, Inc.	936	37,534
MetLife, Inc.	24,816	1,254,697
Metropolitan Bank Holding Corp. (b)	108	4,547
Mettler-Toledo International, Inc. (b)	509	315,336
MFA Financial, Inc.	7,924	62,758
MGE Energy, Inc.	841	53,067
MGIC Investment Corp. (b)	9,220	130,094
MGM Resorts International	10,052	335,636
MGP Ingredients, Inc.	339	26,062
The Michaels Cos., Inc. (b)	2,260	54,669
Microchip Technology, Inc.	4,588	403,193
Micron Technology, Inc. (b)	29,923	1,230,434

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsemi Corp. (b)	2,367	$122,256
Microsoft Corp.	168,178	14,385,946
MicroStrategy, Inc. Class A (b)	247	32,431
MicroVision, Inc. (a) (b)	1,796	2,927
Mid-America Apartment Communities, Inc.	7,607	764,960
The Middleby Corp. (b)	1,105	149,120
Middlefield Banc Corp.	70	3,374
Middlesex Water Co.	430	17,161
Midland States Bancorp, Inc.	398	12,927
MidSouth Bancorp, Inc.	239	3,167
Midstates Petroleum Co., Inc. (b)	297	4,924
MidWestOne Financial Group, Inc.	295	9,891
Milacron Holdings Corp. (b)	1,173	22,451
Miller Industries, Inc.	238	6,140
MiMedx Group, Inc. (a) (b)	2,710	34,173
MINDBODY, Inc. Class A (a) (b)	1,124	34,226
Minerals Technologies, Inc.	844	58,109
Minerva Neurosciences, Inc. (b)	640	3,872
Miragen Therapeutics, Inc. (b)	333	3,473
Mistras Group, Inc. (b)	440	10,327
Mitek Systems, Inc. (b)	820	7,339
MKS Instruments, Inc.	1,339	126,535
Mobile Mini, Inc.	1,151	39,710
MobileIron, Inc. (b)	1,446	5,639
Model N, Inc. (b)	628	9,891
Modine Manufacturing Co. (b)	1,292	26,098
Moelis & Co.Class A	810	39,285
Mohawk Industries, Inc. (b)	1,243	342,944
Molina Healthcare, Inc. (b)	1,074	82,354
Molson Coors Brewing Co. Class B	3,471	284,865
Momenta Pharmaceuticals, Inc. (b)	1,922	26,812
Monarch Casino & Resort, Inc. (b)	253	11,339
Mondelez International, Inc. Class A	40,245	1,722,486
MoneyGram International, Inc. (b)	760	10,017
Monmouth Real Estate Investment Corp.	5,247	93,397
Monolithic Power Systems, Inc.	992	111,461
Monotype Imaging Holdings, Inc.	1,040	25,064
Monro, Inc. (a)	830	47,269
Monsanto Co.	12,032	1,405,097
Monster Beverage Corp. (b)	11,330	717,076
Moody’s Corp.	3,353	494,936
Moog, Inc. Class A (b)	761	66,093
Morgan Stanley	35,402	1,857,543
Morningstar, Inc.	369	35,782
The Mosaic Co.	7,028	180,338
Motorcar Parts of America, Inc. (b)	488	12,195
Motorola Solutions, Inc.	3,291	297,309
Movado Group, Inc.	405	13,041
MRC Global, Inc. (b)	2,338	39,559
MSA Safety, Inc.	799	61,938

	Number of Shares	Value
MSC Industrial Direct Co., Inc. Class A	858	$82,934
MSCI, Inc.	1,786	226,000
MSG Networks, Inc. Class A (b)	1,335	27,034
MTGE Investment Corp.	1,199	22,182
MTS Systems Corp. (a)	440	23,628
Mueller Industries, Inc.	1,338	47,405
Mueller Water Products, Inc. Class A	3,633	45,521
MuleSoft, Inc. Class A (b)	631	14,677
Multi-Color Corp.	358	26,796
Murphy Oil Corp.	3,233	100,385
Murphy USA, Inc. (b)	669	53,761
MutualFirst Financial, Inc.	166	6,399
Myers Industries, Inc.	609	11,876
MyoKardia, Inc. (b)	443	18,650
MYR Group, Inc. (b)	422	15,078
Myriad Genetics, Inc. (b)	1,678	57,631
NACCO Industries, Inc. Class A	95	3,577
Nanometrics, Inc. (b)	632	15,749
NanoString Technologies, Inc. (b)	469	3,503
NantHealth, Inc. (a) (b)	332	1,013
NantKwest, Inc. (b)	652	2,927
Napco Security Technologies, Inc. (b)	334	2,923
Nasdaq, Inc.	2,278	175,019
Natera, Inc. (b)	834	7,498
Nathan’s Famous, Inc.	43	3,247
National Bank Holdings Corp. Class A	655	21,242
National Bankshares, Inc.	140	6,363
National Beverage Corp. (a)	307	29,914
National CineMedia, Inc.	1,633	11,202
National Commerce Corp. (b)	278	11,190
National Fuel Gas Co. (a)	1,595	87,581
National General Holdings Corp.	1,265	24,845
National Health Investors, Inc.	2,836	213,778
National HealthCare Corp.	296	18,038
National Instruments Corp.	2,110	87,839
National Oilwell Varco, Inc.	7,694	277,138
National Presto Industries, Inc. (a)	132	13,127
National Research Corp. Class A	253	9,437
National Retail Properties, Inc.	10,078	434,664
National Storage Affiliates Trust	3,240	88,322
National Vision Holdings, Inc. (b)	428	17,381
National Western Life Group, Inc. Class A	60	19,861
Nationstar Mortgage Holdings, Inc. (b)	766	14,171
Natural Gas Services Group, Inc. (b)	307	8,043
Natural Grocers by Vitamin Cottage, Inc. (b)	263	2,349
Natural Health Trends Corp.	201	3,053
Nature’s Sunshine Products, Inc.	260	3,003
Natus Medical, Inc. (b)	718	27,428
Nautilus, Inc. (b)	793	10,587
Navient Corp.	5,233	69,704
Navigant Consulting, Inc. (b)	1,236	23,991

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Navigators Group, Inc.	536	$26,103
Navios Maritime Acquisition Corp.	15	17
Navistar International Corp. (b)	1,188	50,941
NBT Bancorp, Inc.	985	36,248
NCI Building Systems, Inc. (b)	1,050	20,265
NCR Corp. (b)	2,442	83,004
NCS Multistage Holdings, Inc. (a) (b)	293	4,319
Neenah Paper, Inc.	434	39,342
Nektar Therapeutics (b)	3,666	218,934
Nelnet, Inc. Class A	424	23,227
Neogen Corp. (b)	896	73,660
NeoGenomics, Inc. (b)	1,453	12,874
NeoPhotonics Corp. (a) (b)	850	5,593
Neos Therapeutics, Inc. (b)	510	5,202
NetApp, Inc.	5,471	302,656
Netflix, Inc. (b)	11,256	2,160,702
NETGEAR, Inc. (b)	736	43,240
NetScout Systems, Inc. (b)	2,098	63,884
Neurocrine Biosciences, Inc. (b)	1,773	137,567
Nevro Corp. (b)	668	46,119
The New Home Co., Inc. (b)	365	4,573
New Jersey Resources Corp.	2,127	85,505
New Media Investment Group, Inc.	1,353	22,703
New Relic, Inc. (b)	766	44,252
New Residential Investment Corp.	6,230	111,392
New Senior Investment Group, Inc.	4,926	37,241
New York Community Bancorp, Inc.	9,463	123,208
New York Mortgage Trust, Inc. (a)	2,924	18,041
The New York Times Co. Class A	3,021	55,889
Newell Brands, Inc.	9,801	302,851
Newfield Exploration Co. (b)	4,029	127,034
NewLink Genetics Corp. (a) (b)	576	4,671
NewMarket Corp.	148	58,814
Newmont Mining Corp.	10,752	403,415
Newpark Resources, Inc. (b)	2,184	18,782
News Corp. Class A	7,584	122,937
News Corp. Class B	2,387	39,624
Nexeo Solutions, Inc. (b)	677	6,161
NexPoint Residential Trust, Inc.	450	12,573
Nexstar Media Group, Inc. Class A	1,106	86,489
NextEra Energy, Inc.	12,836	2,004,855
NI Holdings, Inc. (b)	254	4,313
NIC, Inc.	1,675	27,805
Nicolet Bankshares, Inc. (b)	237	12,973
NIKE, Inc. Class B	35,743	2,235,725
NiSource, Inc.	6,753	173,350
NL Industries, Inc. (b)	142	2,024
NMI Holdings, Inc. Class A (b)	1,500	25,500
NN, Inc.	710	19,596
Noble Energy, Inc.	9,686	282,250
Noodles & Co. (a) (b)	326	1,712
Nordson Corp.	1,148	168,067
Nordstrom, Inc. (a)	2,332	110,490

	Number of Shares	Value
Norfolk Southern Corp.	7,940	$1,150,506
Northeast Bancorp	195	4,514
Northern Trust Corp.	4,199	419,438
Northfield Bancorp, Inc.	880	15,030
Northrim BanCorp, Inc.	187	6,330
Northrop Grumman Corp.	4,425	1,358,077
NorthStar Realty Europe Corp.	1,384	18,587
Northwest Bancshares, Inc.	2,452	41,022
Northwest Natural Gas Co.	665	39,667
Northwest Pipe Co. (b)	250	4,785
NorthWestern Corp.	1,175	70,147
Norwood Financial Corp. (a)	142	4,686
Novavax, Inc. (a) (b)	7,423	9,205
NOW, Inc. (b)	2,434	26,847
NRG Energy, Inc.	5,983	170,396
NRG Yield, Inc. Class A	926	17,455
NRG Yield, Inc. Class C	1,681	31,771
Nu Skin Enterprises, Inc. Class A	1,039	70,891
Nuance Communications, Inc. (b)	5,842	95,517
Nucor Corp.	6,405	407,230
Nutanix, Inc. Class A (b)	2,654	93,633
Nutrisystem, Inc.	775	40,765
NuVasive, Inc. (b)	1,229	71,884
NV5 Global, Inc. (b)	215	11,642
NVE Corp.	126	10,836
NVIDIA Corp.	15,602	3,018,987
NVR, Inc. (b)	67	235,051
NxStage Medical, Inc. (b)	1,504	36,442
O’Reilly Automotive, Inc. (b)	1,683	404,829
Oasis Petroleum, Inc. (b)	6,760	56,852
Obalon Therapeutics, Inc. (b)	237	1,567
Occidental Petroleum Corp.	20,956	1,543,619
Oceaneering International, Inc.	1,925	40,695
OceanFirst Financial Corp.	826	21,683
Oclaro, Inc. (a) (b)	4,319	29,110
Ocular Therapeutix, Inc. (a) (b)	595	2,648
Ocwen Financial Corp. (a) (b)	2,681	8,392
Office Depot, Inc.	12,247	43,354
OGE Energy Corp.	3,984	131,113
Ohio Valley Banc Corp. (a)	111	4,484
Oil States International, Inc. (b)	1,348	38,148
Oil-Dri Corp. of America	139	5,769
Okta, Inc. (b)	484	12,395
Old Dominion Freight Line, Inc.	1,221	160,623
Old Line Bancshares, Inc.	236	6,948
Old National Bancorp	3,180	55,491
Old Point Financial Corp.	101	3,005
Old Republic International Corp.	4,931	105,425
Old Second Bancorp, Inc.	675	9,214
Olin Corp.	3,346	119,051
Ollie’s Bargain Outlet Holdings, Inc. (b)	1,135	60,439
Olympic Steel, Inc.	244	5,244

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Omega Flex, Inc.	48	$3,428
Omega Healthcare Investors, Inc. (a)	13,119	361,297
Omeros Corp. (a) (b)	1,087	21,120
Ominto, Inc. (a) (b)	372	1,261
Omnicell, Inc. (b)	964	46,754
Omnicom Group, Inc.	4,643	338,150
OMNOVA Solutions, Inc. (b)	1,152	11,520
On Assignment, Inc. (b)	1,217	78,217
On Deck Capital, Inc. (b)	1,304	7,485
ON Semiconductor Corp. (b)	8,336	174,556
ONE Gas, Inc.	1,288	94,359
One Liberty Properties, Inc.	401	10,394
OneMain Holdings, Inc. (b)	1,234	32,072
ONEOK, Inc.	7,197	384,680
Ooma, Inc. (b)	463	5,533
OPKO Health, Inc. (a) (b)	6,479	31,747
Oppenheimer Holdings, Inc. Class A	273	7,316
Opus Bank (b)	543	14,824
Oracle Corp.	65,382	3,091,261
OraSure Technologies, Inc. (b)	1,477	27,856
ORBCOMM, Inc. (b)	1,715	17,459
Orbital ATK, Inc.	1,145	150,567
Orchid Island Capital, Inc. (a)	866	8,036
Orchids Paper Products Co. (a)	242	3,098
Organovo Holdings, Inc. (a) (b)	2,652	3,554
Orion Group Holdings, Inc. (b)	740	5,794
Oritani Financial Corp.	1,050	17,220
Ormat Technologies, Inc.	959	61,338
Orrstown Financial Services, Inc.	204	5,151
Oshkosh Corp.	1,482	134,699
OSI Systems, Inc. (b)	454	29,229
Otonomy, Inc. (b)	744	4,129
Otter Tail Corp.	927	41,205
Outfront Media, Inc.	2,790	64,728
Overseas Shipholding Group, Inc. Class A (b)	1,076	2,948
Overstock.com, Inc. (a) (b)	448	28,627
Owens & Minor, Inc.	1,577	29,774
Owens Corning	2,227	204,750
Owens Realty Mortgage, Inc.	289	4,627
Owens-Illinois, Inc. (b)	3,290	72,939
Oxford Industries, Inc.	434	32,632
P.H. Glatfelter Co.	1,141	24,463
PACCAR, Inc.	6,906	490,878
Pacific Biosciences of California, Inc. (a) (b)	2,213	5,842
Pacific Ethanol, Inc. (b)	1,137	5,173
Pacific Mercantile Bancorp (b)	449	3,929
Pacific Premier Bancorp, Inc. (b)	1,020	40,800
Pacira Pharmaceuticals, Inc. (b)	1,027	46,883
Packaging Corp. of America	1,879	226,513
PacWest Bancorp	2,563	129,175
Palo Alto Networks, Inc. (b)	1,793	259,877

	Number of Shares	Value
Pandora Media, Inc. (b)	4,745	$22,871
Panhandle Oil & Gas, Inc. Class A	417	8,569
Papa John’s International, Inc. (a)	619	34,732
Par Pacific Holdings, Inc. (b)	837	16,137
Paragon Commercial Corp. (b)	113	6,013
Paramount Group, Inc.	13,960	221,266
Paratek Pharmaceuticals, Inc. (b)	618	11,062
Park City Group, Inc. (a) (b)	358	3,419
Park Electrochemical Corp.	471	9,255
Park Hotels & Resorts, Inc.	9,726	279,622
Park National Corp.	352	36,608
Park-Ohio Holdings Corp.	212	9,741
Parke Bancorp, Inc.	161	3,309
Parker Drilling Co. (b)	3,617	3,617
Parker-Hannifin Corp.	2,666	532,080
Parsley Energy, Inc. Class A (b)	4,700	138,368
Party City Holdco, Inc. (a) (b)	727	10,142
Patrick Industries, Inc. (b)	636	44,170
Pattern Energy Group, Inc. (a)	1,840	39,542
Patterson Cos., Inc.	1,656	59,831
Patterson-UTI Energy, Inc.	4,237	97,493
Paychex, Inc.	6,497	442,316
Paycom Software, Inc. (b)	1,218	97,842
Paylocity Holding Corp. (b)	680	32,069
PayPal Holdings, Inc. (b)	31,066	2,287,079
PBF Energy, Inc. Class A	2,213	78,451
PC Connection, Inc.	272	7,129
PCM, Inc. (b)	249	2,465
PCSB Financial Corp. (b)	471	8,973
PDC Energy, Inc. (b)	1,624	83,701
PDF Solutions, Inc. (b)	735	11,540
PDL BioPharma, Inc. (b)	3,761	10,305
pdvWireless, Inc. (b)	251	8,057
Peabody Energy Corp. (b)	1,618	63,701
Peapack Gladstone Financial Corp.	450	15,759
Pebblebrook Hotel Trust	4,765	177,115
Pegasystems, Inc.	857	40,408
Penn National Gaming, Inc. (b)	2,042	63,976
Penn Virginia Corp. (b)	374	14,627
Penns Woods Bancorp, Inc.	129	6,009
Pennsylvania REIT (a)	4,561	54,230
PennyMac Financial Services, Inc. Class A (b)	420	9,387
PennyMac Mortgage Investment Trust	1,715	27,560
Penske Automotive Group, Inc.	695	33,256
Penumbra, Inc. (b)	711	66,905
People’s United Financial, Inc.	6,849	128,076
People’s Utah Bancorp	321	9,726
Peoples Bancorp of North Carolina, Inc.	126	3,867
Peoples Bancorp, Inc.	461	15,038
Peoples Financial Services Corp.	184	8,571
PepsiCo, Inc.	32,032	3,841,277

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Perficient, Inc. (b)	903	$17,220
Performance Food Group Co. (b)	2,224	73,614
PerkinElmer, Inc.	2,226	162,765
Perry Ellis International, Inc. (b)	270	6,761
PetIQ, Inc. (a) (b)	188	4,106
PetMed Express, Inc.	517	23,524
Pfizer, Inc.	132,609	4,803,098
PG&E Corp.	14,029	628,920
PGT Innovations, Inc. (b)	1,274	21,467
PHH Corp. (b)	548	5,644
PHI, Inc. (b)	325	3,760
Phibro Animal Health Corp. Class A	501	16,784
Philip Morris International, Inc.	34,806	3,677,254
Phillips 66	11,962	1,209,956
Photronics, Inc. (b)	1,763	15,030
Physicians Realty Trust	12,674	228,005
PICO Holdings, Inc.	603	7,718
Piedmont Office Realty Trust, Inc. Class A	9,555	187,374
Pier 1 Imports, Inc.	2,130	8,818
Pieris Pharmaceuticals, Inc. (b)	909	6,863
Pilgrim’s Pride Corp. (a) (b)	1,087	33,762
Pinnacle Entertainment, Inc. (b)	1,228	40,192
Pinnacle Financial Partners, Inc.	1,416	93,881
Pinnacle Foods, Inc.	2,354	139,992
Pinnacle West Capital Corp.	2,242	190,974
Pioneer Energy Services Corp. (b)	1,549	4,724
Pioneer Natural Resources Co.	4,636	801,333
Piper Jaffray Cos.	376	32,430
Pitney Bowes, Inc.	3,814	42,641
Pixelworks, Inc. (b)	767	4,855
PJT Partners, Inc. Class A	456	20,794
Planet Fitness, Inc. Class A (b)	2,197	76,082
Plantronics, Inc.	763	38,440
Platform Specialty Products Corp. (b)	4,546	45,096
Plexus Corp. (b)	789	47,908
Plug Power, Inc. (a) (b)	6,055	14,290
Ply Gem Holdings, Inc. (b)	616	11,396
The PNC Financial Services Group, Inc.	13,276	1,915,594
PNM Resources, Inc.	1,954	79,039
Polaris Industries, Inc.	1,176	145,812
PolyOne Corp.	1,981	86,173
Pool Corp.	789	102,294
Portland General Electric Co.	2,195	100,048
Portola Pharmaceuticals, Inc. (b)	1,432	69,710
Post Holdings, Inc. (b)	1,295	102,603
Potbelly Corp. (b)	577	7,097
Potlatch Corp.	963	48,054
Powell Industries, Inc.	195	5,587
Power Integrations, Inc.	675	49,646
PPG Industries, Inc.	7,028	821,011
PPL Corp.	13,834	428,162

	Number of Shares	Value
PQ Group Holdings, Inc. (b)	567	$9,327
PRA Group, Inc. (b)	1,025	34,030
PRA Health Sciences, Inc. (b)	1,208	110,013
Praxair, Inc.	7,833	1,211,608
Preferred Apartment Communities, Inc. Class A	806	16,322
Preferred Bank	340	19,985
Preformed Line Products Co.	86	6,110
Premier Financial Bancorp, Inc.	273	5,482
Premier, Inc. Class A (b)	1,172	34,211
Presidio, Inc. (b)	503	9,643
Prestige Brands Holdings, Inc. (b)	1,289	57,244
The Priceline Group, Inc. (b)	1,347	2,340,736
PriceSmart, Inc.	517	44,514
Primerica, Inc.	1,073	108,963
Primo Water Corp. (b)	672	8,447
Primoris Services Corp.	1,043	28,359
Principal Financial Group, Inc.	5,364	378,484
ProAssurance Corp.	1,053	60,179
The Procter & Gamble Co.	57,416	5,275,382
Progenics Pharmaceuticals, Inc. (b)	1,866	11,103
Progress Software Corp.	1,122	47,764
The Progressive Corp.	11,684	658,043
Prologis, Inc.	35,156	2,267,914
Proofpoint, Inc. (b)	1,064	94,494
ProPetro Holding Corp. (a) (b)	1,277	25,744
PROS Holdings, Inc. (b)	662	17,510
Prosperity Bancshares, Inc.	1,354	94,875
Protagonist Therapeutics, Inc. (b)	247	5,138
Proto Labs, Inc. (b)	588	60,564
The Providence Service Corp. (b)	299	17,743
Provident Bancorp, Inc. (b)	129	3,412
Provident Financial Holdings, Inc.	200	3,680
Provident Financial Services, Inc.	1,428	38,513
Prudential Bancorp, Inc.	219	3,854
Prudential Financial, Inc.	11,766	1,352,855
PS Business Parks, Inc.	1,377	172,249
PTC Therapeutics, Inc. (b)	1,150	19,182
PTC, Inc. (b)	2,285	138,859
Public Service Enterprise Group, Inc.	10,213	525,969
Public Storage	10,938	2,286,042
Pulse Biosciences, Inc. (b)	239	5,640
PulteGroup, Inc.	5,473	181,977
Puma Biotechnology, Inc. (b)	707	69,887
Pure Cycle Corp. (b)	477	3,983
Pure Storage, Inc. Class A (b)	2,418	38,349
PVH Corp.	1,556	213,499
Pzena Investment Management, Inc. Class A	461	4,919
Q2 Holdings, Inc. (b)	820	30,217
QAD, Inc. Class A	266	10,334
QCR Holdings, Inc.	326	13,969
QEP Resources, Inc. (b)	4,941	47,285

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Qorvo, Inc. (b)	2,531	$168,565
QTS Realty Trust, Inc. Class A	3,604	195,193
Quad/Graphics, Inc.	824	18,622
Quaker Chemical Corp.	304	45,840
QUALCOMM, Inc.	40,566	2,597,035
Quality Care Properties, Inc. (b)	6,750	93,217
Quality Systems, Inc. (b)	1,374	18,659
Qualys, Inc. (b)	823	48,845
Quanex Building Products Corp.	899	21,037
Quanta Services, Inc. (b)	3,004	117,486
Quantenna Communications, Inc. (a) (b)	555	6,771
Quantum Corp. (b)	704	3,964
Quest Diagnostics, Inc.	2,743	270,158
Quidel Corp. (b)	734	31,819
QuinStreet, Inc. (b)	1,000	8,380
Quotient Technology, Inc. (b)	1,611	18,929
R1 RCM, Inc. (b)	2,645	11,664
Ra Pharmaceuticals, Inc. (b)	259	2,202
Radian Group, Inc.	5,378	110,841
Radiant Logistics, Inc. (b)	992	4,563
Radisys Corp. (b)	1,045	1,050
Radius Health, Inc. (a) (b)	973	30,912
RadNet, Inc. (b)	982	9,918
RAIT Financial Trust	2,047	768
Ralph Lauren Corp. (a)	1,103	114,370
Ramaco Resources, Inc. (a) (b)	233	1,603
Rambus, Inc. (b)	2,776	39,475
Ramco-Gershenson Properties Trust	5,868	86,436
Range Resources Corp.	4,650	79,329
Rapid7, Inc. (b)	556	10,375
Raven Industries, Inc.	946	32,495
Raymond James Financial, Inc.	2,582	230,573
Rayonier Advanced Materials, Inc.	1,121	22,924
Rayonier, Inc.	2,613	82,649
Raytheon Co.	7,986	1,500,170
RBC Bearings, Inc. (b)	593	74,955
RCI Hospitality Holdings, Inc.	239	6,687
RE/MAX Holdings, Inc. Class A	395	19,158
Reading International, Inc. Series A (b)	335	5,595
RealNetworks, Inc. (b)	735	2,514
Realogy Holdings Corp.	2,717	72,000
RealPage, Inc. (b)	1,421	62,950
Realty Income Corp.	18,753	1,069,296
Reata Pharmaceuticals, Inc. Class A (a) (b)	225	6,372
Recro Pharma, Inc. (b)	386	3,571
Red Hat, Inc. (b)	3,562	427,796
Red Lion Hotels Corp. (b)	474	4,669
Red Robin Gourmet Burgers, Inc. (b)	336	18,950
Red Rock Resorts, Inc. Class A	1,771	59,754
Redfin Corp. (a) (b)	278	8,707

	Number of Shares	Value
Redwood Trust, Inc.	2,003	$29,684
Regal Beloit Corp.	898	68,787
Regal Entertainment Group Class A	2,332	53,659
Regency Centers Corp.	10,008	692,353
Regeneron Pharmaceuticals, Inc. (b)	2,172	816,585
REGENXBIO, Inc. (b)	732	24,339
Regional Management Corp. (b)	196	5,157
Regions Financial Corp.	23,347	403,436
Regis Corp. (b)	919	14,116
Reinsurance Group of America, Inc.	1,293	201,617
Reis, Inc.	251	5,183
Reliance Steel & Aluminum Co.	1,438	123,366
Reliant Bancorp, Inc.	179	4,590
Renasant Corp.	1,118	45,715
Renewable Energy Group, Inc. (b)	1,022	12,060
Rent-A-Center, Inc. (a)	1,122	12,454
Repligen Corp. (b)	897	32,543
Republic Bancorp, Inc. Class A	227	8,631
Republic First Bancorp, Inc. (a) (b)	1,305	11,027
Republic Services, Inc.	4,631	313,102
ResMed, Inc.	2,810	237,979
Resolute Energy Corp. (a) (b)	568	17,875
Resource Capital Corp. (a)	805	7,543
Resources Connection, Inc.	774	11,958
Retail Opportunity Investments Corp.	7,482	149,266
Retail Properties of America, Inc. Class A	15,131	203,361
Retrophin, Inc. (b)	1,014	21,365
REV Group, Inc.	569	18,510
Revance Therapeutics, Inc. (a) (b)	590	21,093
Revlon, Inc. Class A (a) (b)	263	5,733
REX American Resources Corp. (b)	153	12,667
Rexford Industrial Realty, Inc.	5,565	162,275
Rexnord Corp. (b)	2,510	65,310
RGC Resources, Inc.	171	4,631
RH (a) (b)	521	44,915
Rhythm Pharmaceuticals, Inc. (a) (b)	208	6,044
Ribbon Communications, Inc. (b)	1,252	9,678
Rigel Pharmaceuticals, Inc. (b)	3,078	11,943
RigNet, Inc. (b)	358	5,352
Ring Energy, Inc. (b)	1,191	16,555
RingCentral, Inc. Class A (b)	1,648	79,763
Rite Aid Corp. (a) (b)	20,739	40,856
Riverview Bancorp, Inc.	522	4,526
RLI Corp.	910	55,201
RLJ Lodging Trust	12,194	267,902
The RMR Group, Inc. Class A	181	10,733
Roadrunner Transportation Systems, Inc. (b)	815	6,284
Robert Half International, Inc.	2,455	136,351
Rockwell Automation, Inc.	2,584	507,368
Rockwell Collins, Inc.	3,265	442,799
Rockwell Medical, Inc. (a) (b)	1,264	7,356

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rogers Corp. (b)	439	$71,083
Rollins, Inc.	1,948	90,640
Roper Technologies, Inc.	2,025	524,475
Rosetta Stone, Inc. (b)	295	3,679
Ross Stores, Inc.	7,623	611,746
Royal Gold, Inc.	1,317	108,152
RPC, Inc. (a)	1,125	28,721
RPM International, Inc.	2,615	137,078
RPX Corp.	1,188	15,967
RR Donnelley & Sons Co.	1,834	17,056
RSP Permian, Inc. (b)	2,611	106,215
RTI Surgical, Inc. (b)	1,288	5,281
The Rubicon Project, Inc. (b)	1,174	2,195
Rudolph Technologies, Inc. (b)	823	19,670
Rush Enterprises, Inc. Class A (b)	779	39,581
Rush Enterprises, Inc. Class B (b)	107	5,158
Ruth’s Hospitality Group, Inc.	788	17,060
Ryder System, Inc.	1,069	89,978
Ryerson Holding Corp. (b)	387	4,025
Ryman Hospitality Properties, Inc.	3,074	212,167
S&P Global, Inc.	7,073	1,198,166
S&T Bancorp, Inc.	910	36,227
Sabra Health Care REIT, Inc.	12,791	240,087
Sabre Corp.	4,095	83,947
Safeguard Scientifics, Inc. (b)	548	6,138
Safety Income and Growth, Inc.	269	4,734
Safety Insurance Group, Inc.	381	30,632
Saga Communications, Inc. Class A	119	4,814
Sage Therapeutics, Inc. (b)	947	155,980
Saia, Inc. (b)	661	46,766
Salem Media Group, Inc.	58	261
salesforce.com, Inc. (b)	18,550	1,896,366
Sally Beauty Holdings, Inc. (b)	2,532	47,500
Sanchez Energy Corp. (a) (b)	1,856	9,855
Sanderson Farms, Inc.	493	68,419
SandRidge Energy, Inc. (a) (b)	919	19,363
Sandy Spring Bancorp, Inc.	618	24,114
Sangamo Therapeutics, Inc. (b)	2,118	34,735
Sanmina Corp. (b)	1,803	59,499
Santander Consumer USA Holdings, Inc.	2,899	53,979
Sarepta Therapeutics, Inc. (a) (b)	1,546	86,019
Saul Centers, Inc.	778	48,042
SBA Communications Corp. (b)	2,412	394,024
SCANA Corp.	2,671	106,252
ScanSource, Inc. (b)	656	23,485
Schneider National, Inc. Class B (a)	1,029	29,388
Schnitzer Steel Industries, Inc. Class A	693	23,216
Scholastic Corp.	748	30,002
Schweitzer-Mauduit International, Inc.	798	36,197
Science Applications International Corp.	1,067	81,700
Scientific Games Corp. Class A (b)	1,297	66,536

	Number of Shares	Value
Scorpio Bulkers, Inc.	1,545	$11,433
Scorpio Tankers, Inc.	5,954	18,160
The Scotts Miracle-Gro Co.	866	92,653
Scripps Networks Interactive, Inc. Class A	1,775	151,549
Seaboard Corp.	5	22,050
Seacoast Banking Corp. of Florida (b)	1,043	26,294
SEACOR Holdings, Inc. (b)	427	19,736
SEACOR Marine Holdings, Inc. (b)	429	5,019
Sealed Air Corp.	3,605	177,726
Sears Holdings Corp. (b)	316	1,131
Seattle Genetics, Inc. (b)	1,941	103,843
SeaWorld Entertainment, Inc. (a) (b)	1,787	24,250
SecureWorks Corp. Class A (b)	176	1,561
SEI Investments Co.	2,685	192,944
Select Energy Services, Inc. Class A (b)	497	9,065
Select Income REIT	4,404	110,673
Select Medical Holdings Corp. (b)	2,800	49,420
Selecta Biosciences, Inc. (b)	256	2,511
Selective Insurance Group, Inc.	1,410	82,767
SemGroup Corp. Class A	1,544	46,629
Sempra Energy	5,071	542,191
Semtech Corp. (b)	1,553	53,113
SendGrid, Inc. (b)	252	6,040
Seneca Foods Corp. Class A (b)	188	5,781
Senior Housing Properties Trust	15,853	303,585
Sensient Technologies Corp.	1,076	78,709
Sequential Brands Group, Inc. (a) (b)	1,130	2,011
Seres Therapeutics, Inc. (a) (b)	513	5,202
Seritage Growth Properties Class A (a)	1,894	76,631
Service Corp. International	3,689	137,673
ServiceMaster Global Holdings, Inc. (b)	2,668	136,788
ServiceNow, Inc. (b)	3,367	439,023
ServiceSource International, Inc. (b)	2,023	6,251
ServisFirst Bancshares, Inc.	1,083	44,945
Shake Shack, Inc. Class A (a) (b)	537	23,198
Shenandoah Telecommunications Co.	1,214	41,033
The Sherwin-Williams Co.	2,247	921,360
Shiloh Industries, Inc. (b)	232	1,902
Shoe Carnival, Inc.	335	8,961
Shore Bancshares, Inc.	350	5,845
Shutterfly, Inc. (b)	785	39,054
Shutterstock, Inc. (b)	486	20,913
SI Financial Group, Inc.	318	4,675
Sienna Biopharmaceuticals, Inc. (b)	203	3,684
Sientra, Inc. (a) (b)	389	5,469
Sierra Bancorp	271	7,198
Sigma Designs, Inc. (b)	1,003	6,971
Signature Bank (b)	1,078	147,966
Silgan Holdings, Inc.	1,525	44,820
Silicon Laboratories, Inc. (b)	1,016	89,713
Silver Spring Networks, Inc. (b)	1,099	17,848
SilverBow Resources, Inc. (b)	176	5,231

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Silvercrest Asset Management Group, Inc. Class A	3	$48
Simmons First National Corp. Class A	1,063	60,697
Simon Property Group, Inc.	23,034	3,955,859
Simpson Manufacturing Co., Inc.	977	56,090
Simulations Plus, Inc.	309	4,975
Sinclair Broadcast Group, Inc. Class A (a)	1,697	64,231
Sirius XM Holdings, Inc. (a)	29,229	156,667
SiteOne Landscape Supply, Inc. (b)	805	61,743
Six Flags Entertainment Corp.	1,323	88,072
SJW Group	440	28,085
Skechers U.S.A., Inc. Class A (b)	2,596	98,233
SkyWest, Inc.	1,215	64,516
Skyworks Solutions, Inc.	3,710	352,264
SL Green Realty Corp.	6,481	654,127
Sleep Number Corp. (b)	933	35,071
SLM Corp. (b)	8,805	99,496
SM Energy Co.	2,295	50,674
Smart & Final Stores, Inc. (b)	495	4,232
Smart Sand, Inc. (a) (b)	451	3,906
SmartFinancial, Inc. (b)	179	3,884
Snap-on, Inc.	1,139	198,528
Snyder’s-Lance, Inc.	2,112	105,769
Solaris Oilfield Infrastructure, Inc. Class A (b)	540	11,561
Sonic Automotive, Inc. Class A	706	13,026
Sonic Corp. (a)	872	23,963
Sonoco Products Co.	1,986	105,536
Sotheby’s (b)	891	45,976
South Jersey Industries, Inc.	1,942	60,649
South State Corp.	882	76,866
The Southern Co.	27,330	1,314,300
Southern Copper Corp.	2,831	134,331
Southern First Bancshares, Inc. (b)	173	7,136
Southern Missouri Bancorp, Inc.	159	5,977
Southern National Bancorp of Virginia, Inc.	499	7,999
Southside Bancshares, Inc.	726	24,452
Southwest Airlines Co.	15,114	989,211
Southwest Gas Holdings, Inc.	1,172	94,323
Southwestern Energy Co. (b)	10,168	56,737
SP Plus Corp. (b)	456	16,918
Spark Energy, Inc. Class A (a)	308	3,819
Spark Therapeutics, Inc. (b)	695	35,737
Spartan Motors, Inc.	903	14,222
SpartanNash Co.	793	21,157
Sparton Corp. (b)	258	5,949
Spectrum Brands Holdings, Inc.	480	53,952
Spectrum Pharmaceuticals, Inc. (b)	2,041	38,677
Speedway Motorsports, Inc.	327	6,170
Spire, Inc.	1,163	87,399

	Number of Shares	Value
Spirit AeroSystems Holdings, Inc. Class A	2,325	$202,856
Spirit Airlines, Inc. (b)	1,375	61,669
Spirit Realty Capital, Inc.	30,272	259,734
Splunk, Inc. (b)	2,803	232,201
Spok Holdings, Inc.	537	8,404
Sportsman’s Warehouse Holdings, Inc. (a) (b)	903	5,969
Sprint Corp. (a) (b)	17,361	102,256
Sprouts Farmers Market, Inc. (b)	2,640	64,284
SPS Commerce, Inc. (b)	441	21,428
SPX Corp. (b)	943	29,601
SPX FLOW, Inc. (b)	958	45,553
Square, Inc. Class A (b)	4,874	168,982
SRC Energy, Inc. (b)	5,912	50,429
SS&C Technologies Holdings, Inc	3,496	141,518
The St. Joe Co. (a) (b)	957	17,274
STAAR Surgical Co. (b)	1,077	16,694
STAG Industrial, Inc.	6,573	179,640
Stamps.com, Inc. (b)	413	77,644
Standard Motor Products, Inc.	565	25,374
Standex International Corp.	330	33,611
Stanley Black & Decker, Inc.	3,079	522,476
Starbucks Corp.	38,722	2,223,804
Startek, Inc. (b)	274	2,732
Starwood Property Trust, Inc.	5,185	110,700
State Auto Financial Corp.	419	12,201
State Bank Financial Corp.	989	29,512
State Street Corp.	10,269	1,002,357
Steel Dynamics, Inc.	4,580	197,535
Steelcase, Inc. Class A	2,235	33,972
Stemline Therapeutics, Inc. (b)	553	8,627
Stepan Co.	521	41,143
Stericycle, Inc. (b)	1,675	113,883
Sterling Bancorp	5,318	130,823
Sterling Construction Co., Inc. (b)	683	11,119
Steven Madden Ltd. (b)	1,413	65,987
Stewart Information Services Corp.	546	23,096
Stifel Financial Corp.	1,642	97,798
Stock Yards Bancorp, Inc.	551	20,773
Stone Energy Corp. (b)	511	16,434
Stoneridge, Inc. (b)	702	16,048
STORE Capital Corp.	11,402	296,908
Straight Path Communications, Inc. Class B (b)	227	41,266
Stratus Properties, Inc.	167	4,960
Strayer Education, Inc.	279	24,993
Stryker Corp.	9,325	1,443,883
Sturm, Ruger & Co., Inc.	447	24,965
Sucampo Pharmaceuticals, Inc. Class A (b)	648	11,632
Summit Financial Group, Inc.	284	7,475
Summit Hotel Properties, Inc.	7,364	112,154

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Summit Materials, Inc. Class A (b)	2,662	$83,685
Sun Bancorp, Inc.	225	5,468
Sun Communities, Inc.	5,107	473,827
Sun Hydraulics Corp.	622	40,237
SunCoke Energy, Inc. (b)	1,684	20,191
SunPower Corp. (a) (b)	1,561	13,159
Sunrun, Inc. (a) (b)	2,229	13,151
Sunshine Bancorp, Inc. (b)	186	4,267
Sunstone Hotel Investors, Inc.	16,131	266,645
SunTrust Banks, Inc.	9,581	618,837
Super Micro Computer, Inc. (b)	1,019	21,323
Superior Energy Services, Inc. (b)	3,986	38,385
Superior Industries International, Inc.	646	9,593
Superior Uniform Group, Inc.	236	6,304
Supernus Pharmaceuticals, Inc. (b)	1,238	49,334
SUPERVALU, Inc. (b)	1,002	21,643
Surgery Partners, Inc. (a) (b)	497	6,014
Surmodics, Inc. (b)	350	9,800
Sutherland Asset Management Corp.	455	6,893
SVB Financial Group (b)	1,057	247,095
Switch, Inc. Class A (a)	731	13,297
Sykes Enterprises, Inc. (b)	1,027	32,299
Symantec Corp.	12,303	345,222
Synaptics, Inc. (b)	898	35,866
Synchronoss Technologies, Inc. (b)	1,114	9,959
Synchrony Financial	15,796	609,884
Syndax Pharmaceuticals, Inc. (b)	235	2,059
Syneos Health, Inc. (b)	1,327	57,857
Synergy Pharmaceuticals, Inc. (a) (b)	5,948	13,264
SYNNEX Corp.	711	96,660
Synopsys, Inc. (b)	3,011	256,658
Synovus Financial Corp.	2,404	115,248
Syntel, Inc. (b)	869	19,978
Syros Pharmaceuticals, Inc. (a) (b)	331	3,221
Sysco Corp.	13,192	801,150
Systemax, Inc.	302	10,048
T-Mobile US, Inc. (b)	8,056	511,637
T. Rowe Price Group, Inc.	4,752	498,627
Tableau Software, Inc. Class A (b)	1,289	89,199
Tabula Rasa HealthCare, Inc. (b)	254	7,125
Tactile Systems Technology, Inc. (a) (b)	379	10,983
Tailored Brands, Inc.	1,184	25,847
Take-Two Interactive Software, Inc. (b)	2,248	246,785
Tanger Factory Outlet Centers, Inc. (a)	6,078	161,128
Tapestry, Inc.	5,751	254,367
Targa Resources Corp.	4,253	205,930
Target Corp.	15,155	988,864
Taubman Centers, Inc.	3,867	253,018
Taylor Morrison Home Corp. Class A (b)	1,894	46,346
TCF Financial Corp.	3,175	65,087
TD Ameritrade Holding Corp.	5,095	260,507
Team, Inc. (a) (b)	766	11,413

	Number of Shares	Value
Tech Data Corp. (b)	858	$84,058
TechTarget, Inc. (b)	508	7,071
Teekay Corp. (a)	1,365	12,722
Teekay Tankers Ltd. Class A (a)	5,096	7,134
TEGNA, Inc.	4,284	60,319
Tejon Ranch Co. (b)	489	10,152
Teladoc, Inc. (a) (b)	1,260	43,911
Teledyne Technologies, Inc. (b)	707	128,073
Teleflex, Inc.	906	225,431
Telenav, Inc. (b)	651	3,581
Telephone & Data Systems, Inc.	1,983	55,127
Teligent, Inc. (b)	963	3,496
Tellurian, Inc. (a) (b)	1,449	14,113
Tempur Sealy International, Inc. (b)	920	57,675
Tenet Healthcare Corp. (a) (b)	2,121	32,154
Tennant Co.	462	33,564
Tenneco, Inc.	1,285	75,224
Teradata Corp. (b)	2,435	93,650
Teradyne, Inc.	3,969	166,182
Terex Corp.	1,564	75,416
TerraForm Power, Inc. Class A (a)	1,138	13,610
Terreno Realty Corp.	3,628	127,198
Territorial Bancorp, Inc.	216	6,668
TESARO, Inc. (a) (b)	747	61,904
Tesla, Inc. (a) (b)	3,647	1,135,493
Tetra Tech, Inc.	1,371	66,014
TETRA Technologies, Inc. (b)	3,237	13,822
Tetraphase Pharmaceuticals, Inc. (b)	999	6,294
Texas Capital Bancshares, Inc. (b)	1,238	110,058
Texas Instruments, Inc.	27,390	2,860,612
Texas Roadhouse, Inc.	1,645	86,659
Textron, Inc.	5,305	300,210
TFS Financial Corp.	1,043	15,582
TG Therapeutics, Inc. (a) (b)	1,269	10,406
TherapeuticsMD, Inc. (a) (b)	4,085	24,673
Thermo Fisher Scientific, Inc.	10,943	2,077,857
Thermon Group Holdings, Inc. (b)	855	20,238
Thor Industries, Inc.	984	148,308
Tier REIT, Inc.	3,230	65,860
Tiffany & Co.	2,168	225,364
Tile Shop Holdings, Inc.	893	8,573
Tilly’s, Inc. Class A	349	5,151
Timberland Bancorp, Inc.	171	4,540
Time Warner, Inc.	21,288	1,947,213
Time, Inc.	2,519	46,476
The Timken Co.	1,389	68,269
TimkenSteel Corp. (a) (b)	737	11,195
Tiptree, Inc.	686	4,082
Titan International, Inc.	1,305	16,808
Titan Machinery, Inc. (b)	491	10,394
Tivity Health, Inc. (b)	951	34,759
TiVo Corp.	2,814	43,898
The TJX Cos., Inc.	17,460	1,334,992

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tobira Therapeutics, Inc. (c) (e)	505	$4,161
Tocagen, Inc. (a) (b)	235	2,409
Toll Brothers, Inc.	2,962	142,235
Tompkins Financial Corp.	385	31,320
Tootsie Roll Industries, Inc. (a)	447	16,271
TopBuild Corp. (b)	892	67,560
Torchmark Corp.	2,326	210,991
The Toro Co.	2,100	136,983
Total System Services, Inc.	3,640	287,888
Tower International, Inc.	521	15,917
Towne Bank	1,339	41,174
Townsquare Media, Inc. Class A (b)	208	1,597
TPG RE Finance Trust, Inc.	288	5,486
TPI Composites, Inc. (b)	168	3,437
Tractor Supply Co.	2,532	189,267
The Trade Desk, Inc. Class A (a) (b)	615	28,124
TransDigm Group, Inc.	976	268,029
TransUnion (b)	3,181	174,828
The Travelers Cos., Inc.	7,563	1,025,845
Trecora Resources (b)	530	7,155
Tredegar Corp.	713	13,690
TreeHouse Foods, Inc. (b)	1,081	53,466
Trevena, Inc. (b)	1,659	2,654
Trex Co., Inc. (b)	708	76,740
TRI Pointe Group, Inc. (b)	3,822	68,490
Tribune Media Co. Class A	1,562	66,338
TriCo Bancshares	539	20,407
TriMas Corp. (b)	1,016	27,178
Trimble, Inc. (b)	5,039	204,785
TriNet Group, Inc. (b)	1,070	47,444
Trinity Industries, Inc.	3,039	113,841
Trinity Place Holdings, Inc. (b)	495	3,440
TripAdvisor, Inc. (b)	2,140	73,744
TriState Capital Holdings, Inc. (b)	593	13,639
Triumph Bancorp, Inc. (b)	411	12,947
Triumph Group, Inc.	1,274	34,653
tronc, Inc. (b)	497	8,742
TrueBlue, Inc. (b)	914	25,135
TrueCar, Inc. (a) (b)	1,639	18,357
Trupanion, Inc. (a) (b)	589	17,240
TrustCo Bank Corp NY	2,457	22,604
Trustmark Corp.	1,589	50,626
TTEC Holdings, Inc.	366	14,732
TTM Technologies, Inc. (b)	2,412	37,796
Tucows, Inc. Class A (a) (b)	236	16,532
Tupperware Brands Corp.	1,015	63,640
Turning Point Brands, Inc.	123	2,599
Tutor Perini Corp. (b)	982	24,894
Twenty-First Century Fox, Inc. Class A	28,599	987,523
Twenty-First Century Fox, Inc. Class B	12,051	411,180
Twilio, Inc. Class A (a) (b)	1,622	38,279

	Number of Shares	Value
Twin Disc, Inc. (b)	230	$6,111
Twitter, Inc. (b)	13,450	322,934
Two Harbors Investment Corp.	3,445	56,016
Two River Bancorp	200	3,626
Tyler Technologies, Inc. (b)	701	124,112
Tyson Foods, Inc. Class A	5,626	456,100
U.S. Physical Therapy, Inc.	318	22,960
Ubiquiti Networks, Inc. (a) (b)	526	37,357
UDR, Inc.	17,822	686,503
UFP Technologies, Inc. (b)	175	4,865
UGI Corp.	3,462	162,541
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,175	262,800
The Ultimate Software Group, Inc. (b)	576	125,700
Ultra Clean Holdings, Inc. (b)	862	19,904
Ultragenyx Pharmaceutical, Inc. (b)	1,035	48,003
UMB Financial Corp.	1,109	79,759
UMH Properties, Inc.	745	11,101
Umpqua Holdings Corp.	5,449	113,339
Under Armour, Inc. Class A (a) (b)	3,790	54,690
Under Armour, Inc. Class C (a) (b)	3,832	51,042
Unifi, Inc. (b)	410	14,707
UniFirst Corp.	366	60,353
Union Bankshares Corp.	987	35,700
Union Bankshares, Inc.	109	5,772
Union Pacific Corp.	21,617	2,898,840
Unisys Corp. (a) (b)	1,325	10,799
Unit Corp. (b)	1,358	29,876
United Bankshares, Inc.	2,458	85,415
United Community Banks, Inc.	1,841	51,806
United Community Financial Corp.	1,236	11,285
United Continental Holdings, Inc. (b)	5,420	365,308
United Financial Bancorp, Inc.	1,349	23,796
United Fire Group, Inc.	560	25,525
United Insurance Holdings Corp.	449	7,745
United Natural Foods, Inc. (b)	1,225	60,356
United Parcel Service, Inc. Class B	15,500	1,846,825
United Rentals, Inc. (b)	1,701	292,419
United Security Bancshares/Fresno CA	361	3,971
United States Cellular Corp. (b)	320	12,042
United States Lime & Minerals, Inc.	54	4,163
United States Steel Corp.	3,523	123,974
United Technologies Corp.	16,753	2,137,180
United Therapeutics Corp. (b)	872	129,012
UnitedHealth Group, Inc.	21,495	4,738,788
Uniti Group, Inc. (a) (b)	3,288	58,494
Unitil Corp.	382	17,427
Unity Bancorp, Inc.	210	4,148
Univar, Inc. (b)	2,283	70,682
Universal Corp.	645	33,863
Universal Display Corp.	844	145,717
Universal Electronics, Inc. (b)	372	17,577
Universal Forest Products, Inc.	1,417	53,308

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Realty Income Trust	951	$71,430
Universal Health Services, Inc. Class B	1,739	197,116
Universal Insurance Holdings, Inc.	831	22,728
Universal Logistics Holdings, Inc.	234	5,558
Univest Corp. of Pennsylvania	685	19,214
Unum Group	4,553	249,914
Upland Software, Inc. (b)	178	3,855
Uranium Energy Corp. (a) (b)	3,566	6,312
Urban Edge Properties	7,452	189,951
Urban Outfitters, Inc. (b)	1,608	56,376
Urstadt Biddle Properties, Inc. Class A	2,005	43,589
US Bancorp	42,770	2,291,617
US Concrete, Inc. (a) (b)	396	33,125
US Ecology, Inc.	574	29,274
US Foods Holding Corp. (b)	4,134	131,999
US Silica Holdings, Inc. (a)	1,970	64,143
USA Technologies, Inc. (b)	1,050	10,238
USANA Health Sciences, Inc. (b)	304	22,511
USG Corp. (b)	1,728	66,632
Utah Medical Products, Inc.	95	7,733
Vail Resorts, Inc.	809	171,888
Valero Energy Corp.	11,994	1,102,369
Valhi, Inc.	725	4,473
Valley National Bancorp	6,255	70,181
Valmont Industries, Inc.	447	74,135
Valvoline, Inc.	4,138	103,698
Vanda Pharmaceuticals, Inc. (b)	1,166	17,723
Varex Imaging Corp. (b)	984	39,527
Varian Medical Systems, Inc. (b)	1,849	205,516
Varonis Systems, Inc. (b)	501	24,324
VASCO Data Security International, Inc. (b)	754	10,481
Vector Group Ltd.	2,335	52,257
Vectren Corp.	1,691	109,949
Vectrus, Inc. (b)	290	8,947
Veeco Instruments, Inc. (b)	1,236	18,355
Veeva Systems, Inc. Class A (b)	2,199	121,561
Ventas, Inc.	23,580	1,415,036
Vera Bradley, Inc. (b)	546	6,650
Veracyte, Inc. (b)	609	3,977
VEREIT, Inc.	65,684	511,678
VeriFone Systems, Inc. (b)	2,607	46,170
Verint Systems, Inc. (b)	1,632	68,299
VeriSign, Inc. (a) (b)	1,710	195,692
Verisk Analytics, Inc. (b)	3,039	291,744
Veritex Holdings, Inc. (b)	380	10,484
Veritiv Corp. (b)	300	8,670
Verizon Communications, Inc.	91,572	4,846,906
Versartis, Inc. (b)	832	1,830
Verso Corp. Class A (b)	901	15,831
Versum Materials, Inc.	2,213	83,762
Vertex Pharmaceuticals, Inc. (b)	6,901	1,034,184

	Number of Shares	Value
VF Corp.	6,550	$484,700
Viacom, Inc. Class A (a)	234	8,167
Viacom, Inc. Class B	7,075	217,981
Viad Corp.	533	29,528
ViaSat, Inc. (a) (b)	1,312	98,203
Viavi Solutions, Inc. (b)	5,440	47,546
Vicor Corp. (b)	380	7,942
ViewRay, Inc. (a) (b)	734	6,797
Village Super Market, Inc. Class A	216	4,953
VirnetX Holding Corp. (a) (b)	1,336	4,943
Virtu Financial, Inc. Class A (a)	617	11,291
Virtus Investment Partners, Inc.	175	20,134
Virtusa Corp. (b)	701	30,900
Visa, Inc. Class A	40,792	4,651,104
Vishay Intertechnology, Inc.	3,229	67,002
Vishay Precision Group, Inc. (b)	188	4,728
Vista Outdoor, Inc. (b)	1,272	18,533
Visteon Corp. (b)	635	79,464
Vistra Energy Corp. (b)	4,770	87,386
Vitamin Shoppe, Inc. (a) (b)	565	2,486
Viveve Medical, Inc. (a) (b)	401	1,993
Vivint Solar, Inc. (a) (b)	686	2,778
VMware, Inc. Class A (a) (b)	1,944	243,622
Vocera Communications, Inc. (b)	739	22,333
Vonage Holdings Corp. (b)	5,097	51,836
Vornado Realty Trust	11,552	903,135
VOXX International Corp. (b)	531	2,974
Voya Financial, Inc.	3,595	177,845
Voyager Therapeutics, Inc. (a) (b)	354	5,876
VSE Corp.	214	10,364
Vulcan Materials Co.	2,653	340,566
W&T Offshore, Inc. (b)	2,500	8,275
W.R. Berkley Corp.	1,899	136,063
W.R. Grace & Co.	1,357	95,166
W.W. Grainger, Inc.	1,032	243,810
Wabash National Corp.	1,553	33,700
WABCO Holdings, Inc. (b)	1,008	144,648
Wabtec Corp. (a)	1,738	141,525
Waddell & Reed Financial, Inc. Class A (a)	2,112	47,182
WageWorks, Inc. (b)	973	60,326
Wal-Mart Stores, Inc.	32,196	3,179,355
Walgreens Boots Alliance, Inc.	19,590	1,422,626
Walker & Dunlop, Inc. (b)	724	34,390
The Walt Disney Co.	34,610	3,720,921
Warrior Met Coal, Inc. (a)	752	18,913
Washington Federal, Inc.	2,153	73,740
Washington Prime Group, Inc.	13,359	95,116
Washington REIT	5,527	172,000
Washington Trust Bancorp, Inc.	398	21,194
WashingtonFirst Bankshares, Inc.	255	8,736
Waste Management, Inc.	11,915	1,028,264
Waters Corp. (b)	1,532	295,967

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waterstone Financial, Inc.	673	$11,475
Watsco, Inc.	612	104,064
Watts Water Technologies, Inc. Class A	655	49,747
Wayfair, Inc. Class A (a) (b)	761	61,085
WD-40 Co.	360	42,480
Web.com Group, Inc. (b)	1,004	21,887
Webster Financial Corp.	1,825	102,492
WEC Energy Group, Inc.	6,363	422,694
Weight Watchers International, Inc. (a) (b)	731	32,369
Weingarten Realty Investors	8,138	267,496
Weis Markets, Inc.	254	10,513
Welbilt, Inc. (b)	2,563	60,256
WellCare Health Plans, Inc. (b)	891	179,189
Wells Fargo & Co.	99,232	6,020,405
Welltower, Inc.	24,396	1,555,733
The Wendy’s Co.	3,626	59,539
Werner Enterprises, Inc.	1,240	47,926
WesBanco, Inc.	977	39,715
Wesco Aircraft Holdings, Inc. (b)	1,463	10,826
WESCO International, Inc. (b)	932	63,516
West Bancorporation, Inc.	436	10,965
West Pharmaceutical Services, Inc.	1,488	146,821
Westamerica Bancorp. (a)	667	39,720
Westar Energy, Inc.	2,836	149,741
Western Alliance Bancorp (b)	1,930	109,277
Western Asset Mortgage Capital Corp.	1,060	10,547
Western Digital Corp.	5,968	474,635
Western New England Bancorp, Inc.	748	8,153
The Western Union Co.	9,254	175,919
Westlake Chemical Corp.	717	76,382
Westmoreland Coal Co. (b)	507	613
WestRock Co.	5,060	319,843
Westwood Holdings Group, Inc.	220	14,566
WEX, Inc. (b)	779	110,018
Weyco Group, Inc.	170	5,052
Weyerhaeuser Co.	14,994	528,688
WGL Holdings, Inc.	1,270	109,017
Whirlpool Corp.	1,414	238,457
Whitestone REIT (a)	933	13,445
Whiting Petroleum Corp. (b)	1,860	49,253
WideOpenWest, Inc. (a) (b)	540	5,708
WildHorse Resource Development Corp. (a) (b)	1,118	20,582
Willbros Group, Inc. (b)	1,042	1,480
Willdan Group, Inc. (b)	199	4,764
William Lyon Homes Class A (b)	640	18,611
The Williams Cos., Inc.	16,701	509,213
Williams-Sonoma, Inc. (a)	1,703	88,045
Willis Lease Finance Corp. (b)	86	2,147
Windstream Holdings, Inc.	4,988	9,228
Wingstop, Inc.	726	28,299

	Number of Shares	Value
Winmark Corp.	51	$6,599
Winnebago Industries, Inc.	735	40,866
Wintrust Financial Corp.	1,348	111,035
WisdomTree Investments, Inc.	3,011	37,788
WMIH Corp. (b)	5,131	4,357
Wolverine World Wide, Inc.	2,261	72,081
Woodward, Inc.	1,303	99,732
Workday, Inc. Class A (b)	2,684	273,070
Workiva, Inc. (b)	656	14,038
World Acceptance Corp. (a) (b)	154	12,431
World Fuel Services Corp.	1,287	36,216
World Wrestling Entertainment, Inc. Class A (a)	1,010	30,886
Worldpay, Inc. Class A (b)	3,224	237,125
Worthington Industries, Inc.	1,042	45,911
WP Carey, Inc.	7,097	488,983
WPX Energy, Inc. (b)	7,880	110,872
WSFS Financial Corp.	794	37,993
Wyndham Worldwide Corp.	1,999	231,624
Wynn Resorts Ltd.	1,606	270,756
Xcel Energy, Inc.	10,235	492,406
Xcerra Corp. (b)	1,389	13,598
Xencor, Inc. (b)	1,003	21,986
Xenia Hotels & Resorts, Inc.	7,466	161,191
Xenith Bankshares, Inc. (b)	132	4,466
Xerox Corp.	4,572	133,274
Xilinx, Inc.	5,007	337,572
XO Group, Inc. (b)	645	11,907
Xperi Corp.	1,277	31,159
XPO Logistics, Inc. (b)	2,384	218,351
Xylem, Inc.	3,612	246,338
Yelp, Inc. (b)	2,030	85,179
Yext, Inc. (b)	716	8,613
The York Water Co.	338	11,458
YRC Worldwide, Inc. (b)	824	11,849
Yum China Holdings, Inc.	12,811	512,696
Yum! Brands, Inc.	9,253	755,137
ZAGG, Inc. (b)	731	13,487
Zayo Group Holdings, Inc. (b)	3,693	135,902
Zebra Technologies Corp. Class A (b)	1,060	110,028
Zendesk, Inc. (b)	2,511	84,972
Zillow Group, Inc. Class A (b)	1,088	44,325
Zillow Group, Inc. Class C (a) (b)	2,144	87,732
Zimmer Biomet Holdings, Inc.	4,060	489,920
Zions Bancorp	3,966	201,592
ZIOPHARM Oncology, Inc. (a) (b)	3,446	14,266
Zix Corp. (b)	1,174	5,142
Zoe’s Kitchen, Inc. (b)	446	7,457
Zoetis, Inc.	9,924	714,925
Zogenix, Inc. (b)	789	31,599
Zumiez, Inc. (b)	443	9,225

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zynerba Pharmaceuticals, Inc. (a) (b)	295	$3,693
Zynga, Inc. Class A (b)	15,163	60,652

		649,058,101

TOTAL COMMON STOCK (Cost $936,558,436)		1,102,062,652

PREFERRED STOCK — 0.4%
Brazil — 0.2%
Banco Bradesco SA (b)	43,016	441,243
Braskem SA 2.700% BRL	2,300	30,043
Centrais Eletricas Brasileiras SA BRL (b)	3,400	23,286
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A (b)	2,200	51,963
Cia Energetica de Minas Gerais 1.480% BRL	10,800	22,312
Gerdau SA 0.170% BRL	14,400	54,034
Itau Unibanco Holding SA 0.410%	45,459	588,737
Itausa — Investimentos Itau SA 0.530% BRL	55,616	180,921
Lojas Americanas SA (b)	10,300	52,785
Petroleo Brasileiro SA BRL (b)	55,083	269,412
Telefonica Brasil SA 2.280% BRL	6,300	93,075

		1,807,811

Chile — 0.0%
Embotelladora Andina SA 2.020% CLP	4,238	21,142
Sociedad Quimica y Minera de Chile SA 1.910% CLP	1,384	81,974

		103,116

Colombia — 0.0%
Bancolombia SA 2.940% COP	6,463	64,329
Grupo Aval Acciones y Valores SA 4.390% COP	51,974	22,342
Grupo de Inversiones Suramericana SA 1.200% COP	1,868	24,418

		111,089

Germany — 0.1%
Bayerische Motoren Werke AG 4.630%	936	83,579
Draegerwerk AG & Co. KGaA 0.190% EUR	106	9,192
Fuchs Petrolub SE 1.770%	1,363	72,083
Henkel AG & Co. KGaA 1.360%	3,092	408,266
Jungheinrich AG 1.140% EUR	626	29,542
Porsche Automobil Holding SE 1.720%	2,623	219,540
Sartorius AG 0.590% EUR	456	43,516
Schaeffler AG 3.630%	3,338	58,924

	Number of Shares	Value
Sixt SE 3.200% EUR	238	$15,110
STO SE & Co. KGaA 0.240% EUR	38	5,730
Volkswagen AG 1.420%	3,275	652,674

		1,598,156

Italy — 0.0%
Buzzi Unicem SpA 0.750% EUR	538	8,215
Danieli & C Officine Meccaniche SpA 0.830% EUR	543	9,029
Intesa Sanpaolo SpA 4.05%	15,072	48,061
Telecom Italia SpA — RSP 4.36%	105,456	75,324

		140,629

Republic of Korea — 0.1%
Amorepacific Corp. 1.000% KRW	120	18,600
Hyundai Motor Co. 3.940% KRW	547	52,134
Hyundai Motor Co. 4.290% KRW	351	30,726
LG Chem Ltd. 2.070% KRW	111	25,817
LG Household & Health Care Ltd. 1.190% KRW	29	18,895
Samsung Electronics Co. Ltd. 1.280% KRW	246	479,556

		625,728

Russia — 0.0%
Surgutneftegas OJSC 2.020% RUB	99,800	48,586
Transneft PJSC 4.410% RUB	7	21,623

		70,209

TOTAL PREFERRED STOCK (Cost $3,658,839)		4,456,738

TOTAL EQUITIES (Cost $940,217,275)		1,106,519,390

MUTUAL FUNDS — 2.0%
United Kingdom — 0.0%
F&C Commercial Property Trust Ltd.	26,565	48,709
MedicX Fund Ltd.	17,598	19,958
P2P Global Investments PLC	847	9,352
The Picton Property Income Ltd.	21,441	24,247
UK Commercial Property Trust Ltd.	26,817	32,065

		134,331

United States — 2.0%
iShares MSCI India ETF	184,500	6,654,915
State Street Navigator Securities Lending Prime Portfolio (f)	16,337,661	16,337,661

		22,992,576

TOTAL MUTUAL FUNDS (Cost $21,889,729)		23,126,907

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%
Spain — 0.0%
Abengoa SA, B Shares Expires 3/31/25 (a) (b) (c) (e)	11,608	$139

TOTAL WARRANTS (Cost $0)		139

RIGHTS — 0.0%
Spain — 0.0%
Faes Farma SA, Expires 12/29/17 (b)	3,647	451
Repsol SA, Expires 1/10/18 (b)	20,915	9,511

		9,962

TOTAL RIGHTS (Cost $9,969)		9,962

TOTAL LONG-TERM INVESTMENTS (Cost $962,116,973)		1,129,656,398

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (g)	$16,217,483	16,217,483

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (h) 0.000% 2/01/18	610,000	609,357

TOTAL SHORT-TERM INVESTMENTS (Cost $16,826,920)		16,826,840

TOTAL INVESTMENTS — 101.3% (Cost $978,943,893) (i)		1,146,483,238

Other Assets/(Liabilities) — (1.3)%		(14,805,216)

NET ASSETS — 100.0%		$1,131,678,022

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $15,775,674 or 1.39% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $63,416 or 0.01% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $3,944,103 or 0.35% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $16,218,456. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $16,558,208.
(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

The Fund had the following open Forward contracts at December 31, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
JPY	2,630,318	Bank of New York Mellon	3/22/18	$23,524	$88

AUD	156,940	BNP Paribas SA	3/21/18	120,299	(2,135)

CAD	252,943	Morgan Stanley & Co. LLC	3/21/18	196,866	(4,569)
CHF	5,967	Morgan Stanley & Co. LLC	3/21/18	6,095	(62)
EUR	76,902	Morgan Stanley & Co. LLC	3/21/18	91,445	(1,253)

				294,406	(5,884)

GBP	65,894	Societe Generale	3/21/18	88,742	(452)

				$526,971	$(8,383)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Topix Index	3/08/18	1	$158,921	$2,339
ASX SPI 200 Index	3/15/18	1	116,494	933
S&P TSX 60 Index	3/15/18	4	607,491	1,833
Euro Stoxx 50 Index	3/16/18	8	341,701	(6,415)
FTSE 100 Index	3/16/18	1	99,542	3,583
Mini MSCI EAFE Index	3/16/18	46	4,646,798	57,852
Mini MSCI Emerging Market Index	3/16/18	28	1,566,611	62,569
Russell 2000 E Mini Index	3/16/18	22	1,676,911	13,239
S&P 500 E Mini Index	3/16/18	65	8,655,431	41,569
S&P Midcap 400 E Mini Index	3/16/18	17	3,222,250	11,830

				$189,332

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

MassMutual RetireSMARTSM 2060 Fund (“MM RetireSMART 2060 Fund”)

MM Select Bond and Income Asset Fund (“Bond and Income Asset Fund”)

MM Select Equity Asset Fund (“Equity Asset Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2017, the BlackRock Global Allocation Fund’s net assets were approximately $606,065,523, of which approximately $24,455,556 or approximately 4.04%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs.

Market approach: (i)    recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i)    future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i)    audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2017. The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund characterized all investments at Level 1, as of December 31, 2017. The Bond and Income Asset Fund characterized all investments at Level 2, as of as of December 31, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2017, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Total Return Bond Fund
Asset Investments
Corporate Debt	$-	$246,665,115	$-		$246,665,115
Municipal Obligations	-	19,458,468	-		19,458,468
Non-U.S. Government Agency Obligations	-	128,462,572	-		128,462,572
U.S. Government Agency Obligations and Instrumentalities	-	278,526,339	-		278,526,339
U.S. Treasury Obligations	-	197,819,618	-		197,819,618
Short-Term Investments	-	121,161,958	-		121,161,958

Total Investments	$-	$992,094,070	$-		$992,094,070

Asset Derivatives
Forward Contracts	$-	$228,326	$-		$228,326
Futures Contracts	129,022	-	-		129,022

Total	$129,022	$228,326	$-		$357,348

Liability Derivatives
Futures Contracts	$(336,873)	$-	$-		$(336,873)

Strategic Bond Fund
Asset Investments
Preferred Stock	$127,782	$-	$-		$127,782
Bank Loans	-	29,925,127	-		29,925,127
Corporate Debt	-	137,299,191	-		137,299,191
Municipal Obligations	-	193,866	-		193,866
Non-U.S. Government Agency Obligations	-	69,168,902	681,209	**	69,850,111
Sovereign Debt Obligations	-	30,852,326	-		30,852,326
U.S. Government Agency Obligations and Instrumentalities	-	137,425,549	-		137,425,549
U.S. Treasury Obligations	-	127,025,222	-		127,025,222
Purchased Options	304,625	-	-		304,625
Short-Term Investments	-	55,097,553	-		55,097,553

Total Investments	$432,407	$586,987,736	$681,209		$588,101,352

Asset Derivatives
Forward Contracts	$-	$154,927	$-		$154,927
Futures Contracts	771,323	-	-		771,323
Swap Agreements	-	721,106	-		721,106

Total	$771,323	$876,033	$-		$1,647,356

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(723,855)	$-	$(723,855)
Futures Contracts	(894,011)	-	-	(894,011)
Swap Agreements	-	(419,535)	-	(419,535)

Total	$(894,011)	$(1,143,390)	$-	$(2,037,401)

BlackRock Global Allocation Fund
Asset Investments
Common Stock*
Australia	$-	$47,082	$-	$47,082
Belgium	-	2,443,642	-	2,443,642
Bermuda	1,211,160	915,037	-	2,126,197
Brazil	1,203,463	18,819	-	1,222,282
Canada	2,722,331	-	-	2,722,331
Cayman Islands	1,289,294	172,330	-	1,461,624
China	-	55,571	-	55,571
Czech Republic	-	249,975	-	249,975
Denmark	-	22,060	-	22,060
Finland	-	1,452,830	-	1,452,830
France	53,013	16,285,675	-	16,338,688
Germany	-	11,385,139	-	11,385,139
Hong Kong	-	4,052,113	-	4,052,113
India	-	8,829,791	-	8,829,791
Indonesia	-	619,651	-	619,651
Ireland	320,194	-	-	320,194
Israel	16,061	-	-	16,061
Italy	-	6,135,732	-	6,135,732
Japan	-	50,639,039	-	50,639,039
Liberia	56,062	-	-	56,062
Mexico	19,204	-	-	19,204
Netherlands	12,687	8,296,664	-	8,309,351
Netherlands Antilles	904,374	-	-	904,374
Norway	-	8,652	-	8,652
Panama	21,769	-	-	21,769
Poland	-	13,892	-	13,892
Portugal	-	596,985	-	596,985
Republic of Korea	-	3,853,840	-	3,853,840
Singapore	771	1,573,644	-	1,574,415
South Africa	-	16,453	-	16,453
Spain	-	2,375,114	-	2,375,114
Sweden	-	1,096,629	-	1,096,629
Switzerland	1,515,222	7,484,601	-	8,999,823
Taiwan	-	3,768,709	-	3,768,709
Thailand	797,434	349,680	-	1,147,114
Turkey	-	13,080	-	13,080
United Kingdom	6,389,513	16,447,286	-	22,836,799
United States	169,217,413	-	27,649	169,245,062
Preferred Stock*
Brazil	-	11,491	-	11,491
Republic of Korea	-	13,646	-	13,646
United States	4,902,446	1,733,559	5,808,075	12,444,080

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

BlackRock Global Allocation Fund (Continued)
Asset Investments (Continued)
Bank Loans	$-	$2,300,504	$-		$2,300,504
Corporate Debt	-	24,158,935	2,292,862		26,451,797
Pass-Through Securities	-	-	525,696		525,696
Sovereign Debt Obligations	-	57,084,627	-		57,084,627
U.S. Treasury Obligations	-	91,421,534	-		91,421,534
Mutual Funds	23,001,660	-	-		23,001,660
Purchased Options	-	2,400,189	-		2,400,189
Warrants	-	4,064	-		4,064
Short-Term Investments	-	53,985,336	-		53,985,336

Total Investments	$213,654,071	$382,333,600	$8,654,282		$604,641,953

Asset Derivatives
Forward Contracts	$-	$488,249	$-		$488,249
Futures Contracts	8,618	-	-		8,618
Swap Agreements	-	1,746,213	-		1,746,213

Total	$8,618	$2,234,462	$-		$2,243,080

Liability Derivatives
Forward Contracts	$-	$(99,651)	$-		$(99,651)
Futures Contracts	(11,204)	-	-		(11,204)
Swap Agreements	-	(201,118)	-		(201,118)
Written Options	-	(560,796)	-		(560,796)

Total	$(11,204)	$(861,565)	$-		$(872,769)

Diversified Value Fund
Asset Investments
Common Stock	$240,566,473	$4,113,594 *	$-		$244,680,067
Preferred Stock	628,215	-	-		628,215
Mutual Funds	2,848,389	-	-		2,848,389
Short-Term Investments	-	2,882,461	-		2,882,461

Total Investments	$244,043,077	$6,996,055	$-		$251,039,132

Fundamental Value Fund
Asset Investments
Common Stock	$1,211,150,834	$20,698,623 *	$-		$1,231,849,457
Short-Term Investments	-	33,312,698	-		33,312,698

Total Investments	$1,211,150,834	$54,011,321	$-		$1,265,162,155

Large Cap Value Fund
Asset Investments
Common Stock	$189,406,415	$822,012	$-		$190,228,427
Rights	-	-	-	+**	-
Short-Term Investments	-	7,944,978	-		7,944,978

Total Investments	$189,406,415	$8,766,990	$-		$198,173,405

S&P 500 Index Fund
Asset Investments
Common Stock	$3,171,050,410	$-	$-		$3,171,050,410
Short-Term Investments	-	15,175,118	-		15,175,118

Total Investments	$3,171,050,410	$15,175,118	$-		$3,186,225,528

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total

S&P 500 Index Fund (Continued)
Liability Derivatives
Futures Contracts	$(105,149)	$-		$-		$(105,149)

Equity Opportunities Fund
Asset Investments
Common Stock	$658,398,533	$30,904,740	*	$-		$689,303,273
Preferred Stock	1,645,634	-		-		1,645,634
Mutual Funds	1,006	-		-		1,006
Short-Term Investments	-	19,166,647		-		19,166,647

Total Investments	$660,045,173	$50,071,387		$-		$710,116,560

Fundamental Growth Fund
Asset Investments
Common Stock	$149,046,815	$615,319	*	$-		$149,662,134
Mutual Funds	4,724,422	-		-		4,724,422
Short-Term Investments	-	161,938		-		161,938

Total Investments	$153,771,237	$777,257		$-		$154,548,494

Blue Chip Growth Fund
Asset Investments
Common Stock	$2,307,706,738	$66,688,914	*	$-		$2,374,395,652
Mutual Funds	1,027	-		-		1,027
Short-Term Investments	-	12,654,499		-		12,654,499

Total Investments	$2,307,707,765	$79,343,413		$-		$2,387,051,178

Mid-Cap Value Fund
Asset Investments
Common Stock	$91,541,475	$841,949	*	$-		$92,383,424
Mutual Funds	1,341,172	-		-		1,341,172
Short-Term Investments	-	2,929,290		-		2,929,290

Total Investments	$92,882,647	$3,771,239		$-		$96,653,886

Asset Derivatives
Forward Contracts	$-	$901		$-		$901

Liability Derivatives
Forward Contracts	$-	$(35,208)		$-		$(35,208)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$178,639,928	$4,298,009	*	$-	+**	$182,937,937
Short-Term Investments	-	5,474,668		-		5,474,668

Total Investments	$178,639,928	$9,772,677		$-		$188,412,605

Small Company Value Fund
Asset Investments
Common Stock	$243,161,601	$-		$-	+**	$243,161,601
Warrants	15,132	-		-		15,132

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Small Company Value Fund (Continued)
Asset Investments (Continued)
Mutual Funds	$20,866,782	$-	$-		$20,866,782
Short-Term Investments	-	5,941,532	-		5,941,532

Total Investments	$264,043,515	$5,941,532	$-		$269,985,047

Asset Derivatives
Futures Contracts	$18,138	$-	$-		$18,138

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$486,668,358	$-	$-		$486,668,358
Mutual Funds	27,395,117	-	-		27,395,117
Short-Term Investments	-	5,661,029	-		5,661,029

Total Investments	$514,063,475	$5,661,029	$-		$519,724,504

Asset Derivatives
Futures Contracts	$32,296	$-	$-		$32,296

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$288,154,808	$13,796	$-	+**	$288,168,604
Rights	-	-	55,694	**	55,694
Mutual Funds	37,626,157	-	-		37,626,157
Short-Term Investments	-	7,863,981	-		7,863,981

Total Investments	$325,780,965	$7,877,777	$55,694		$333,714,436

Asset Derivatives
Futures Contracts	$62,169	$-	$-		$62,169

Mid Cap Growth Fund
Asset Investments
Common Stock	$5,418,741,620	$4,863,296	$6,346,982	**	$5,429,951,898
Preferred Stock	-	-	15,986,925	**	15,986,925
Mutual Funds	444,074,160	-	-		444,074,160
Short-Term Investments	-	149,172,041	-		149,172,041

Total Investments	$5,862,815,780	$154,035,337	$22,333,907		$6,039,185,024

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$541,873,265	$-	$760,075	**	$542,633,340
Preferred Stock	-	-	2,296,996	**	2,296,996
Rights	-	-	38,235	**	38,235
Mutual Funds	83,788,651	-	-		83,788,651
Short-Term Investments	-	7,770,853	-		7,770,853

Total Investments	$625,661,916	$7,770,853	$3,095,306		$636,528,075

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$15,682,739	$-		$15,682,739
Austria	-	587,342	-		587,342

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Belgium	$-	$2,533,700	$-		$2,533,700
Bermuda	-	854,450	-		854,450
Cayman Islands	233,698	1,462,257	-		1,695,955
Denmark	-	4,196,369	-		4,196,369
Finland	-	2,144,647	-		2,144,647
France	326,299	22,584,863	-		22,911,162
Germany	-	21,246,374	-		21,246,374
Hong Kong	-	5,665,724	-		5,665,724
Ireland	84,648	1,261,518	-		1,346,166
Israel	477,770	599,682	-		1,077,452
Italy	-	4,362,323	-		4,362,323
Japan	-	55,311,112	-		55,311,112
Luxembourg	-	749,609	-		749,609
Mauritius	-	32,483	-		32,483
Netherlands	1,101,346	8,979,225	-		10,080,571
New Zealand	-	395,811	-		395,811
Norway	-	1,513,621	-		1,513,621
Papua New Guinea	-	130,401	-		130,401
Portugal	-	345,485	-	+**	345,485
Singapore	-	3,025,656	-		3,025,656
Spain	-	7,363,925	-		7,363,925
Sweden	-	6,106,619	-		6,106,619
Switzerland	-	18,616,299	-		18,616,299
United Kingdom	-	40,587,667	-		40,587,667
Preferred Stock*
Germany	-	1,293,934	-		1,293,934
Italy	-	103,717	-		103,717
Mutual Funds	3,278,614	-	-		3,278,614
Rights	8,433	-	-		8,433
Short-Term Investments	-	4,523,617	-		4,523,617

Total Investments	$5,510,808	$232,261,169	$-		$237,771,977

Asset Derivatives
Forwards Contracts	$-	$29,425	$-		$29,425
Futures Contracts	67,763	-	-		67,763

Total	$67,763	$29,425	$-		$97,188

Liability Derivatives
Forwards Contracts	$-	$(4,820)	$-		$(4,820)
Futures Contracts	(68,183)	-	-		(68,183)

Total	$(68,183)	$(4,820)	$-		$(73,003)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$9,358,832	$-		$9,358,832
Belgium	-	4,260,705	-		4,260,705
Brazil	3,427,398	-	-		3,427,398
Canada	13,120,562	-	-		13,120,562

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Cayman Islands	$7,774,163	$-	$-	$7,774,163
Denmark	-	9,629,583	-	9,629,583
France	-	91,875,907	-	91,875,907
Germany	-	75,804,776	-	75,804,776
Hong Kong	-	10,541,001	-	10,541,001
India	2,501,124	14,360,446	-	16,861,570
Indonesia	-	3,274,142	-	3,274,142
Ireland	4,979,099	-	-	4,979,099
Israel	4,182,207	-	-	4,182,207
Italy	-	17,817,749	-	17,817,749
Japan	-	65,343,398	-	65,343,398
Mexico	3,300,856	-	-	3,300,856
Netherlands	-	41,149,958	-	41,149,958
Republic of Korea	-	249,462	-	249,462
Singapore	-	5,728,780	-	5,728,780
Spain	-	6,179,413	-	6,179,413
Sweden	-	16,294,653	-	16,294,653
Switzerland	-	72,071,124	-	72,071,124
Taiwan	7,057,026	368,835	-	7,425,861
United Kingdom	7,101,976	103,109,651	-	110,211,627
United States	5,818,908	-	-	5,818,908
Mutual Funds	1,681,164	-	-	1,681,164
Short-Term Investments	-	15,603,085	-	15,603,085

Total Investments	$60,944,483	$563,021,500	$-	$623,965,983

Asset Derivatives
Forward Contracts	$-	$456,662	$-	$456,662

Liability Derivatives
Forward Contracts	$-	$(426,382)	$-	$(426,382)

Equity Asset Fund
Asset Investments
Common Stock*
Australia	$51,869	$24,274,204	$-	$24,326,073
Austria	-	1,326,198	-	1,326,198
Bahamas	2,518	-	-	2,518
Belgium	-	3,998,663	-	3,998,663
Bermuda	3,735,684	2,357,593	-	6,093,277
Brazil	37,235	3,358,597	-	3,395,832
British Virgin Islands	10,882	-	-	10,882
Canada	30,736,622	20,713	-	30,757,335
Cayman Islands	6,399,736	9,732,282	-	16,132,018
Chile	845,039	-	-	845,039
China	-	7,212,978	-	7,212,978
Colombia	-	207,894	-	207,894
Cyprus	-	8,056	-	8,056
Czech Republic	-	129,994	-	129,994
Denmark	-	5,392,887	-	5,392,887
Egypt	-	83,806	-	83,806

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Equity Asset Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Finland	$-	$3,099,083	$-		$3,099,083
France	-	29,983,356	-		29,983,356
Germany	-	28,940,048	-		28,940,048
Greece	-	258,631	-		258,631
Hong Kong	-	13,121,652	-		13,121,652
Hungary	-	249,610	-		249,610
Indonesia	-	1,713,525	-		1,713,525
Ireland	10,617,957	2,045,034	-		12,662,991
Israel	698,473	1,138,662	-		1,837,135
Italy	-	6,407,411	-		6,407,411
Japan	3,643	80,852,781	1,860	**	80,858,284
Liberia	411,755	-	-		411,755
Luxembourg	97,323	1,325,617	-		1,422,940
Malaysia	68,236	1,741,361	-		1,809,597
Malta	-	61,179	-		61,179
Marshall Islands	12,315	-	-		12,315
Mauritius	-	36,768	-		36,768
Mexico	2,218,195	-	-		2,218,195
Netherlands	6,056,466	11,870,644	-		17,927,110
New Zealand	-	888,084	-		888,084
Norway	-	2,220,472	-		2,220,472
Pakistan	-	59,178	-		59,178
Panama	891,142	3,744	-		894,886
Papua New Guinea	-	151,571	-		151,571
Peru	39,424	-	-		39,424
Philippines	-	876,570	-		876,570
Poland	-	1,001,989	-		1,001,989
Portugal	-	513,401	-		513,401
Puerto Rico	141,208	-	-		141,208
Qatar	-	425,078	-		425,078
Republic of Korea	21,381	11,056,475	-		11,077,856
Romania	-	91,556	-		91,556
Russia	68,660	2,384,919	-		2,453,579
Singapore	2,341,508	5,959,886	-		8,301,394
South Africa	-	5,287,371	-		5,287,371
Spain	-	9,828,279	-		9,828,279
Sweden	8,484	9,660,531	-		9,669,015
Switzerland	2,093,307	23,612,888	-		25,706,195
Taiwan	-	8,431,848	-		8,431,848
Thailand	-	1,732,212	-		1,732,212
Turkey	-	813,054	-		813,054
United Arab Emirates	-	534,062	-		534,062
United Kingdom	2,820,573	56,090,661	-	+**	58,911,234
United States	649,048,361	5,579	4,161	**	649,058,101
Preferred Stock
Brazil	-	1,807,811	-		1,807,811
Chile	103,116	-	-		103,116
Colombia	-	111,089	-		111,089
Germany	-	1,598,156	-		1,598,156

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Equity Asset Fund (Continued)
Asset Investments (Continued)
Preferred Stock (Continued)
Italy	$-	$140,629	$-		$140,629
Republic of Korea	-	625,728	-		625,728
Russia	-	70,209	-		70,209
Mutual Funds	22,992,576	134,331	-		23,126,907
Warrants	-	-	139	**	139
Rights	9,962	-	-		9,962
Short-Term Investments	-	16,826,840	-		16,826,840

Total Investments	$742,583,650	$403,893,428	$6,160		$1,146,483,238

Asset Derivatives
Forward Contracts	$-	$88	$-		$88
Futures Contracts	195,747	-	-		195,747

Total	$195,747	$88	$-		$195,835

Liability Derivatives
Forward Contracts	$-	$(8,471)	$-		$(8,471)
Futures Contracts	(6,415)	-	-		(6,415)

Total	$(6,415)	$(8,471)	$-		$(14,886)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2017 is not presented.
+	Represents a security at $0 value as of December 31, 2017.

The Funds, with the exception of the Strategic Bond Fund, BlackRock Global Allocation Fund, MSCI EAFE International Index Fund, and Equity Asset Fund, had no transfers between Levels of the fair value hierarchy during the period ended December 31, 2017. The Strategic Bond Fund, BlackRock Global Allocation Fund, MSCI EAFE International Index Fund, and Equity Asset Fund had transfers between Levels of the fair value hierarchy during the period ended December 31, 2017; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/17	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3		Transfers (out) of Level 3	Balance as of 12/31/17	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 12/31/17
BlackRock Global Allocation Fund
Common Stock	$57,192	$-	$-	$(29,543)	$42,391	$(42,391)	$-		$-	$27,649	$(68,484)
Preferred Stock	7,398,880	-	-	(1,590,805)	2,255,883	(2,255,883)	-		-	5,808,075	(1,391,883)
Corporate Debt†	1,078,543	-	446	13,618	-	(3,964)	826,046	*	-	1,914,689	13,618
Corporate Debt	468,489	-	-	(60,757)	-	(29,559)	-		-	378,173	(60,757)
Pass-Through Securities†	518,174	-	-	7,522	-	-	-		-	525,696	7,522

	$9,521,278	$-	$446	$(1,659,965)	$2,298,274	$(2,331,797)	$826,046		$-	$8,654,282	$(1,499,984)

Notes to Portfolio of Investments (Unaudited) (Continued)

*	Transfers occurred between Levels as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The BlackRock Global Allocation Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the BlackRock Global Allocation Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range

BlackRock Global Allocation Fund

Common Stock — $27,649
Jawbone Health Hub, Inc.	$26,870	Market Approach	Intrinsic Value Analysis	$1.36
Lookout, Inc.	$779	Market Approach	Option Pricing Method/EV Multiple	5.75x

Corporate Debt — $378,173
AliphCom, Inc., Convertible	$10,730	Asset Valuation	Future Cash Distribution	$0.41
AliphCom, Inc., Convertible	$783	Asset Valuation	Future Cash Distribution	$0.41
Bio City Development Co. B.V., Convertible	$366,660	Market Approach	Debt Restructure Analysis —
			Expected Recovery Rate	41.60%
			Cashflow Discount Rate	19.25%
REI Agro Ltd., Convertible	$0	Worthless	Worthless	$0.00

Preferred Stock — $5,808,075
Domo, Inc. Series D-2, Convertible	$959,373	Market Approach	Option Pricing Method	50%
			Probability Weighted Expected Return Model
			IPO 2018 Probability	25%
			IPO 2019 Probability	25%
Dropbox, Inc. Series C, Convertible	$1,237,019	Market Approach	EV/Multiple	8.00x
Grand Rounds, Inc. Series C, Convertible	$345,771	Market Approach	Option Pricing Method/EV Multiple	12.25x
Lookout, Inc. Series F	$513,672	Market Approach	Option Pricing Method/EV Multiple	5.75x
Palantir Technologies, Inc. Series I	$607,212	Market Approach	EV/Multiple	11.50x
			1 Year Revenue Growth Rate	38.6%
Uber Technologies, Inc., Series D	$2,145,028	Market Approach	Market Transaction	$32.97

Total	$6,213,897

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2017, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A
Directional Exposures to Currencies	M	A	A

Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	M	A	A	A
Interest Rate Swaps***
Hedging/Risk Management		A	A
Duration Management		A	A
Substitution for Direct Investment			A

Total Return Swaps****
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	M
Income		M	M
Substitution for Direct Investment		M	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		M
Substitution for Direct Investment		M

Option (Purchased)
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		M	A
Directional Investment		M	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund
Options (Written)
Hedging/Risk Management			A
Duration/Credit Quality Management			A
Income			A
Substitution for Direct Investment			M
Directional Investment			A

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	MSCI EAFE International Index Fund	Overseas Fund	Equity Asset Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A					A
Directional Exposures to Currencies					A		A

Futures Contracts**
Hedging/Risk Management		A
Substitution for Direct Investment		A	A	A	A		A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At December 31, 2017, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$228,326	$-	$228,326
Futures Contracts	-	-	-	129,022	129,022

Total Value	$-	$-	$228,326	$129,022	$357,348

Liability Derivatives
Futures Contracts	$-	$-	$-	$(336,873)	$(336,873)

Strategic Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$304,625	$304,625
Forward Contracts	-	-	154,927	-	154,927
Futures Contracts	-	-	-	771,323	771,323
Swap Agreements	355,479	-	-	365,627	721,106

Total Value	$355,479	$-	$154,927	$1,441,575	$1,951,981

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(723,855)	$-	$(723,855)
Futures Contracts	-	-	(14,259)	(879,752)	(894,011)
Swap Agreements	(390,854)	-	-	(28,681)	(419,535)

Total Value	$(390,854)	$-	$(738,114)	$(908,433)	$(2,037,401)

BlackRock Global Allocation Fund
Asset Derivatives
Purchased Options	$-	$1,703,734	$563,554	$132,901	$2,400,189
Forward Contracts	-	-	488,249	-	488,249
Futures Contracts	-	8,618	-	-	8,618
Swap Agreements	-	1,211,336	361,801	173,076	1,746,213

Total Value	$-	$2,923,688	$1,413,604	$305,977	$4,643,269

Liability Derivatives
Forward Contracts	$-	$-	$(99,651)	$-	$(99,651)
Futures Contracts	-	(11,204)	-	-	(11,204)
Swap Agreements	(177,774)	-	-	(23,344)	(201,118)
Written Options	-	(451,643)	(1,707)	(107,446)	(560,796)

Total Value	$(177,774)	$(462,847)	$(101,358)	$(130,790)	$(872,769)

S&P 500 Index Fund
Liability Derivatives
Futures Contracts	$-	$(105,149)	$-	$-	$(105,149)

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$901	$-	$901

Liability Derivatives
Forward Contracts	$-	$-	$(35,208)	$-	$(35,208)

Small Company Value Fund
Asset Derivatives
Futures Contracts	$-	$18,138	$-	$-	$18,138

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$32,296	$-	$-	$32,296

Russell 2000 Small Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$62,169	$-	$-	$62,169

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$29,425	$-	$29,425
Futures Contracts	-	67,763	-	-	67,763

Total Value	$-	$67,763	$29,425	$-	$97,188

Liability Derivatives
Forward Contracts	$-	$-	$(4,820)	$-	$(4,820)
Futures Contracts	-	(68,183)	-	-	(68,183)

Total Value	$-	$(68,183)	$(4,820)	$-	$(73,003)

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$456,662	$-	$456,662

Liability Derivatives
Forward Contracts	$-	$-	$(426,382)	$-	$(426,382)

Equity Asset Fund
Asset Derivatives
Forward Contracts	$-	$-	$88	$-	$88
Futures Contracts	-	195,747	-	-	195,747

Total Value	$-	$195,747	$88	$-	$195,835

Liability Derivatives
Forward Contracts	$-	$-	$(8,471)	$-	$(8,471)
Futures Contracts	-	(6,415)	-	-	(6,415)

Total Value	$-	$(6,415)	$(8,471)	$-	$(14,886)

At December 31, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	1,016	$42,873,774	$-	-	$-	-	$-
Strategic Bond Fund	3,323	44,414,382	59,100,800	576,000	-	-	-
BlackRock Global Allocation Fund	30	36,268,074	42,918,676	30,689,519	192,546,720	18,016,448	74,454,387
S&P 500 Index Fund	585	-	-	-	-	-	-
Mid-Cap Value Fund	-	2,042,425	-	-	-	-	-
Small Company Value Fund	26	-	-	-	-	-	-
S&P Mid Cap Index Fund	28	-	-	-	-	-	-
Russell 2000 Small Cap Index Fund	109	-	-	-	-	-	-
MSCI EAFE International Index Fund	107	4,064,395	-	-	-	-	-
Overseas Fund	-	69,578,875	-	-	-	-	-
Equity Asset Fund	193	526,971	-	-	-	-	-

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended December 31, 2017.

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts, Foreign Currency Futures, and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions, including foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of futures contracts and options, respectively, see “Futures Contracts” and “Options, Rights, and Warrants” below.

Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may

Notes to Portfolio of Investments (Unaudited) (Continued)

enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters

Notes to Portfolio of Investments (Unaudited) (Continued)

into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Portfolio of Investments (Unaudited) (Continued)

Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the contract.

Inflation-Indexed	Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank	Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At December 31, 2017, the Funds had no unfunded loan commitments.

Notes to Portfolio of Investments (Unaudited) (Continued)

Repurchase	Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued,	Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities	Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the Agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at December 31, 2017.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting	for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign	Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation	of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign	Securities

The BlackRock Global Allocation Fund and the Equity Asset Fund invest a significant amount of their assets and each of the MSCI EAFE International Index Fund and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal	Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends	and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At December 31, 2017, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$986,077,822	$15,904,380	$(9,888,132)	$6,016,248
Strategic Bond Fund	581,837,445	13,019,130	(6,755,223)	6,263,907
BlackRock Global Allocation Fund	549,054,253	71,311,916	(15,724,216)	55,587,700
Diversified Value Fund	207,227,364	45,431,220	(1,619,452)	43,811,768
Fundamental Value Fund	985,509,427	308,872,214	(29,219,486)	279,652,728
Large Cap Value Fund	159,137,019	44,600,953	(5,564,567)	39,036,386
S&P 500 Index Fund	1,764,155,333	1,472,002,071	(49,931,876)	1,422,070,195
Equity Opportunities Fund	626,353,085	92,417,880	(8,654,405)	83,763,475
Fundamental Growth Fund	122,206,925	34,389,145	(2,047,576)	32,341,569
Blue Chip Growth Fund	1,590,934,112	807,639,184	(11,522,118)	796,117,066
Growth Opportunities Fund	540,113,607	248,640,986	(13,449,594)	235,191,392
Mid-Cap Value Fund	86,068,680	12,533,672	(1,948,466)	10,585,206
Small Cap Value Equity Fund	143,600,895	52,136,841	(7,325,131)	44,811,710
Small Company Value Fund	224,779,549	48,456,442	(3,250,944)	45,205,498
S&P Mid Cap Index Fund	447,114,853	89,929,711	(17,320,060)	72,609,651
Russell 2000 Small Cap Index Fund	286,126,852	63,452,515	(15,864,931)	47,587,584
Mid Cap Growth Fund	4,904,735,478	1,229,741,743	(95,292,197)	1,134,449,546
Small Cap Growth Equity Fund	530,780,165	116,305,720	(10,557,810)	105,747,910
MSCI EAFE International Index Fund	203,493,099	39,827,124	(5,548,246)	34,278,878
Overseas Fund	525,601,491	108,540,678	(10,176,186)	98,364,492
MM RetireSMART Conservative Fund	216,728,907	6,787,714	(3,961,951)	2,825,763
MM RetireSMART Moderate Fund	287,398,125	19,770,273	(3,879,265)	15,891,008
MM RetireSMART Moderate Growth Fund	245,665,773	23,237,888	(2,677,312)	20,560,576
MM RetireSMART Growth Fund	111,040,482	10,984,855	(1,240,031)	9,744,824
MM RetireSMART In Retirement Fund	82,293,072	3,055,593	(1,290,508)	1,765,085
MM RetireSMART 2010 Fund	62,039,062	2,677,962	(927,457)	1,750,505

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM RetireSMART 2015 Fund	$77,859,848	$3,656,185	$(1,135,416)	$2,520,769
MM RetireSMART 2020 Fund	450,722,147	29,709,537	(5,254,296)	24,455,241
MM RetireSMART 2025 Fund	262,388,136	21,230,824	(2,635,310)	18,595,514
MM RetireSMART 2030 Fund	515,550,890	47,416,840	(5,268,027)	42,148,813
MM RetireSMART 2035 Fund	198,397,035	19,360,232	(2,002,614)	17,357,618
MM RetireSMART 2040 Fund	307,754,315	31,371,466	(3,133,977)	28,237,489
MM RetireSMART 2045 Fund	118,059,018	12,119,661	(1,152,458)	10,967,203
MM RetireSMART 2050 Fund	163,178,184	17,263,398	(1,669,886)	15,593,512
MM RetireSMART 2055 Fund	41,405,718	3,672,458	(568,010)	3,104,448
MM RetireSMART 2060 Fund	11,837,050	1,155,220	(155,904)	999,316
Bond and Income Asset Fund	276,827,009	2,052,209	(5,658,742)	(3,606,533)
Equity Asset Fund	978,943,893	194,126,343	(26,586,998)	167,539,345

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2017, was as follows:

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund
Barings Global Floating Rate Fund, Class Y*	$1,758,980	$54,277	$-	$(5,584)	$-	$1,807,673	189,484	$20,477	$-
MassMutual Premier Core Bond Fund, Class I	34,467,365	1,903,677	(2,118,087)	(740,761)	(66,578)	33,445,616	3,105,443	994,940	-
MassMutual Premier Disciplined Growth Fund, Class I	3,867,408	578,877	(302,164)	(207,203)	34,278	3,971,196	317,696	35,567	431,941
MassMutual Premier Disciplined Value Fund, Class I	3,791,618	566,519	(198,965)	(272,390)	19,589	3,906,371	237,325	75,426	379,724
MassMutual Premier High Yield Fund, Class I	5,994,832	605,315	(617,813)	(380,848)	37,753	5,639,239	624,500	348,700	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	4,215,100	215,491	(365,032)	(51,392)	(7,770)	4,006,397	388,971	111,701	-
MassMutual Premier International Equity Fund, Class I	2,209,435	406,176	(62,605)	47,507	8,630	2,609,143	189,618	31,846	-
MassMutual Premier Short-Duration Bond Fund, Class I	27,931,168	4,355,726	(885,818)	(744,397)	14,269	30,670,948	3,021,768	779,311	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	3,502,450	426,495	(145,729)	93,576	38,541	3,915,333	293,283	47,313	-
MassMutual Select Blue Chip Growth Fund, Class I	887,274	108,617	(318,392)	(42,964)	62,056	696,591	34,485	5,226	37,339
MassMutual Select Diversified Value Fund, Class I	986,704	304,811	(126,447)	(232,999)	26,817	958,886	75,148	22,375	252,264
MassMutual Select Equity Opportunities Fund, Class I	2,744,970	1,199,564	(95,705)	(736,873)	5,332	3,117,288	184,893	65,860	851,165
MassMutual Select Fundamental Growth Fund, Class I	776,460	123,030	(99,599)	(22,896)	9,629	786,624	94,660	6,927	53,049
MassMutual Select Fundamental Value Fund, Class I	877,456	159,199	(103,378)	(94,496)	10,786	849,567	73,175	14,486	115,716
MassMutual Select Growth Opportunities Fund, Class I	552,887	125,254	(91,813)	(64,761)	9,585	531,152	48,909	-	75,097
MassMutual Select Large Cap Value Fund, Class I	809,478	71,733	(110,444)	(13,774)	17,124	774,117	95,807	14,042	31,981
MassMutual Select Mid Cap Growth Fund, Class I	913,691	80,663	(316,566)	(63,065)	56,184	670,907	31,249	-	41,295

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund (Continued)
MassMutual Select Mid-Cap Value Fund, Class I	$1,414,613	$442,817	$(153,190)	$(139,922)	$18,779	$1,583,097	115,470	$18,060	$178,620
MassMutual Select Overseas Fund, Class I	5,943,048	1,156,565	(169,825)	55,839	30,072	7,015,699	720,298	134,600	-
MassMutual Select Small Cap Growth Equity Fund, Class I	983,718	76,517	(320,959)	(53,895)	59,502	744,883	47,174	-	49,804
MassMutual Select Small Cap Value Equity Fund, Class I	1,352,861	171,561	(179,549)	(116,630)	26,233	1,254,476	75,435	6,254	133,593
MassMutual Select Small Company Value Fund, Class I	529,400	125,465	(84,380)	(82,995)	11,604	499,094	43,665	3,329	83,035
MassMutual Select Strategic Bond Fund, Class I	12,616,733	605,698	(975,212)	(299,310)	39,004	11,986,913	1,150,376	280,490	-
MassMutual Select Total Return Bond Fund, Class I	15,310,570	790,018	(1,236,066)	(308,162)	(39,289)	14,517,071	1,488,930	397,923	-
MM Select Bond and Income Asset Fund, Class I	42,391,736	2,672,621	(1,416,878)	(705,227)	(33,871)	42,908,381	4,460,331	707,300	-
MM Select Equity Asset Fund, Class I	30,861,676	3,115,026	(1,714,079)	(472,083)	293,692	32,084,232	2,725,933	667,866	1,170,687
Oppenheimer International Bond Fund, Class I**	6,374,826	280,109	(709,841)	(25,427)	31,009	5,950,676	1,000,114	70,799	-
Oppenheimer Real Estate Fund, Class I**	505,141	57,987	(50,688)	(10,962)	851	502,329	20,133	2,690	17,275

	$214,571,598	$20,779,808	$(12,969,224)	$(5,692,094)	$713,811	$217,403,899		$4,863,508	$3,902,585

MM RetireSMART Moderate Fund
Barings Global Floating Rate Fund, Class Y*	$1,822,570	$20,835	$(36,300)	$(8,030)	$2,319	$1,801,394	188,825	$20,835	$-
MassMutual Premier Core Bond Fund, Class I	29,039,362	1,105,277	(2,846,963)	(572,912)	(76,115)	26,648,649	2,474,341	799,722	-
MassMutual Premier Disciplined Growth Fund, Class I	7,562,360	980,038	(654,829)	(401,933)	78,303	7,563,939	605,115	68,305	829,532
MassMutual Premier Disciplined Value Fund, Class I	7,322,560	1,040,478	(465,470)	(531,293)	49,466	7,415,741	450,531	144,393	726,942
MassMutual Premier High Yield Fund, Class I	5,768,011	402,993	(1,015,738)	(341,976)	41,550	4,854,840	537,635	304,697	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,562,514	125,109	(448,663)	(41,755)	(5,501)	3,191,704	309,874	89,739	-
MassMutual Premier International Equity Fund, Class I	5,787,713	600,268	(289,810)	115,016	27,375	6,240,562	453,529	76,655	-
MassMutual Premier Short-Duration Bond Fund, Class I	23,230,075	1,686,738	(1,397,238)	(584,438)	31,526	22,966,663	2,262,725	592,165	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	9,281,014	654,682	(584,920)	222,156	116,399	9,689,331	725,793	125,134	-
MassMutual Select Blue Chip Growth Fund, Class I	5,029,710	518,850	(284,505)	73,319	33,524	5,370,898	265,886	28,800	205,781
MassMutual Select Diversified Value Fund, Class I	4,808,414	1,728,502	(263,302)	(1,170,314)	41,937	5,145,237	403,232	120,966	1,363,828
MassMutual Select Equity Opportunities Fund, Class I	5,232,289	1,826,843	(316,315)	(1,281,803)	(382)	5,460,632	323,881	116,220	1,502,005
MassMutual Select Fundamental Growth Fund, Class I	4,414,629	591,747	(243,865)	(89,598)	20,008	4,692,921	564,732	38,179	292,403
MassMutual Select Fundamental Value Fund, Class I	4,267,544	985,513	(235,028)	(456,963)	(2,014)	4,559,052	392,683	78,321	625,629
MassMutual Select Growth Opportunities Fund, Class I	3,146,970	625,464	(174,947)	(302,273)	(1,012)	3,294,202	303,334	-	413,872
MassMutual Select Large Cap Value Fund, Class I	3,930,558	427,320	(213,823)	426	7,855	4,152,336	513,903	75,895	172,846

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Fund (Continued)
MassMutual Select Mid Cap Growth Fund, Class I	$2,386,466	$159,864	$(838,023)	$(167,708)	$152,235	$1,692,834	78,846	$-	$105,251
MassMutual Select Mid-Cap Value Fund, Class I	3,788,463	541,689	(499,775)	(423,180)	110,847	3,518,044	256,604	46,764	462,503
MassMutual Select Overseas Fund, Class I	15,544,994	1,785,286	(784,606)	116,580	104,909	16,767,163	1,721,475	323,581	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,662,642	158,570	(312,598)	213	16,111	2,524,938	159,907	-	132,043
MassMutual Select Small Cap Value Equity Fund, Class I	3,681,096	404,773	(551,802)	(320,840)	85,053	3,298,280	198,333	16,564	353,822
MassMutual Select Small Company Value Fund, Class I	1,422,424	297,679	(213,813)	(213,400)	23,851	1,316,741	115,200	8,854	220,818
MassMutual Select Strategic Bond Fund, Class I	10,658,587	334,766	(1,227,238)	(242,919)	31,845	9,555,041	916,991	225,382	-
MassMutual Select Total Return Bond Fund, Class I	12,934,319	449,986	(1,596,184)	(204,402)	(74,565)	11,509,154	1,180,426	318,005	-
MM Select Bond and Income Asset Fund, Class I	35,548,824	939,738	(2,219,344)	(535,032)	(56,195)	33,677,991	3,500,831	559,515	-
MM Select Equity Asset Fund, Class I	85,320,078	6,424,004	(4,739,442)	(1,253,278)	822,423	86,573,785	7,355,462	1,815,139	3,181,714
Oppenheimer International Bond Fund, Class I**	5,323,818	127,754	(816,174)	(1,309)	4,117	4,638,206	779,530	57,343	-
Oppenheimer Real Estate Fund, Class I**	1,213,278	155,796	(197,918)	(15,425)	(6,013)	1,149,718	46,081	6,246	40,234

	$304,691,282	$25,100,562	$(23,468,633)	$(8,633,071)	$1,579,856	$299,269,996		$6,057,419	$10,629,223

MM RetireSMART Moderate Growth Fund
Barings Global Floating Rate Fund, Class Y*	$780,202	$8,992	$(1,800)	$(2,574)	$115	$784,935	82,278	$8,992	$-
MassMutual Premier Core Bond Fund, Class I	8,022,999	679,511	(426,539)	(182,947)	(10,858)	8,082,166	750,433	239,642	-
MassMutual Premier Disciplined Growth Fund, Class I	5,522,901	822,500	(477,522)	(327,356)	86,818	5,627,341	450,187	50,198	609,636
MassMutual Premier Disciplined Value Fund, Class I	5,313,435	866,117	(311,731)	(395,683)	39,453	5,511,591	334,848	105,982	533,558
MassMutual Premier High Yield Fund, Class I	2,502,764	235,054	(463,764)	(150,107)	20,088	2,144,035	237,435	131,696	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,039,574	87,047	(73,187)	(12,971)	(2,070)	1,038,393	100,815	28,861	-
MassMutual Premier International Equity Fund, Class I	6,803,915	463,521	(314,443)	118,043	46,213	7,117,249	517,242	86,569	-
MassMutual Premier Short-Duration Bond Fund, Class I	8,900,218	681,041	(1,223,422)	(187,704)	459	8,170,592	804,984	201,525	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	10,939,335	1,327,927	(635,661)	281,670	128,279	12,041,550	901,989	150,190	-
MassMutual Select Blue Chip Growth Fund, Class I	8,337,525	825,249	(742,795)	60,114	118,510	8,598,603	425,673	47,455	339,077
MassMutual Select Diversified Value Fund, Class I	7,705,558	3,068,145	(382,209)	(1,927,707)	68,366	8,532,153	668,664	198,464	2,237,587
MassMutual Select Equity Opportunities Fund , Class I	4,725,347	1,520,284	(383,678)	(1,195,482)	93,774	4,760,245	282,340	100,069	1,293,271
MassMutual Select Fundamental Growth Fund, Class I	7,320,537	940,019	(417,253)	(139,806)	26,588	7,730,085	930,215	62,909	481,802
MassMutual Select Fundamental Value Fund, Class I	6,834,569	1,826,003	(341,549)	(747,398)	(10,238)	7,561,387	651,282	128,506	1,026,508

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Growth Fund (Continued)
MassMutual Select Growth Opportunities Fund, Class I	$5,219,012	$998,804	$(316,886)	$(502,095)	$3,175	$5,402,010	497,423	$-	$682,026
MassMutual Select Large Cap Value Fund, Class I	6,292,706	895,905	(310,377)	(3,329)	11,767	6,886,672	852,311	124,522	283,592
MassMutual Select Mid Cap Growth Fund, Class I	2,829,759	242,548	(1,044,752)	(170,789)	153,099	2,009,865	93,613	-	122,887
MassMutual Select Mid-Cap Value Fund, Class I	4,573,541	974,527	(604,443)	(380,529)	2,105	4,565,201	332,983	56,603	559,802
MassMutual Select Overseas Fund, Class I	18,266,260	1,445,806	(849,805)	175,217	82,172	19,119,650	1,963,003	365,146	-
MassMutual Select Small Cap Growth Equity Fund, Class I	3,201,369	223,915	(633,436)	(65,889)	85,361	2,811,320	178,044	-	158,756
MassMutual Select Small Cap Value Equity Fund, Class I	4,441,745	549,617	(685,464)	(392,554)	108,044	4,021,388	241,815	19,957	426,302
MassMutual Select Small Company Value Fund, Class I	1,700,272	386,460	(263,648)	(294,494)	67,229	1,595,819	139,617	10,593	264,203
MassMutual Select Strategic Bond Fund, Class I	2,983,984	145,298	(164,463)	(67,673)	5,513	2,902,659	278,566	67,606	-
MassMutual Select Total Return Bond Fund, Class I	3,609,255	225,790	(214,943)	(79,751)	(3,870)	3,536,481	362,716	96,495	-
MM Select Bond and Income Asset Fund, Class I	11,587,457	565,548	(671,802)	(178,690)	(16,066)	11,286,447	1,173,227	185,126	-
MM Select Equity Asset Fund, Class I	103,336,590	8,916,674	(5,472,154)	(1,488,147)	949,042	106,242,005	9,026,508	2,201,619	3,859,167
Oppenheimer International Bond Fund, Class I**	2,943,546	121,508	(315,758)	(20,615)	23,435	2,752,116	462,540	32,717	-
Oppenheimer Real Estate Fund, Class I**	1,434,918	227,881	(214,145)	(31,204)	5,196	1,422,646	57,020	7,528	48,029

	$257,169,293	$29,271,691	$(17,957,629)	$(8,310,450)	$2,081,699	$262,254,604		$4,708,970	$12,926,203

MM RetireSMART Growth Fund
Barings Global Floating Rate Fund, Class Y*	$58,567	$673	$(500)	$(216)	$32	$58,556	6,138	$673	$-
MassMutual Premier Core Bond Fund, Class I	919,469	65,611	(100,201)	(24,337)	3,315	863,857	80,210	25,781	-
MassMutual Premier Disciplined Growth Fund, Class I	1,171,678	196,124	(95,302)	(68,224)	14,189	1,218,465	97,477	10,946	132,933
MassMutual Premier Disciplined Value Fund, Class I	1,131,017	203,015	(60,940)	(84,901)	6,521	1,194,712	72,583	23,139	116,492
MassMutual Premier High Yield Fund, Class I	210,057	21,181	(135,601)	(13,443)	7,602	89,796	9,944	5,562	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	359,724	25,290	(49,100)	(4,001)	(950)	330,963	32,132	9,254	-
MassMutual Premier International Equity Fund, Class I	3,365,420	338,175	(156,836)	74,871	6,962	3,628,592	263,706	44,380	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,156,785	72,729	(370,401)	(25,899)	6,093	839,307	82,690	21,518	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,311,118	872,863	(317,830)	142,843	55,527	6,064,521	454,271	77,894	-
MassMutual Select Blue Chip Growth Fund, Class I	4,958,656	539,029	(271,289)	73,598	29,511	5,329,505	263,837	28,461	203,364
MassMutual Select Diversified Value Fund, Class I	4,628,738	1,808,518	(231,096)	(1,149,746)	31,987	5,088,401	398,778	119,150	1,343,356
MassMutual Select Equity Opportunities Fund, Class I	2,126,619	791,045	(109,904)	(550,420)	16,569	2,273,909	134,870	48,180	622,667

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART Growth Fund (Continued)
MassMutual Select Fundamental Growth Fund, Class I	$4,355,120	$601,082	$(228,918)	$(88,122)	$18,048	$4,657,210	560,434	$37,735	$288,997
MassMutual Select Fundamental Value Fund, Class I	4,107,488	1,064,374	(206,144)	(436,572)	(19,322)	4,509,824	388,443	77,163	616,374
MassMutual Select Growth Opportunities Fund, Class I	3,104,050	619,968	(153,271)	(304,233)	3,629	3,270,143	301,118	-	409,141
MassMutual Select Large Cap Value Fund, Class I	3,779,687	510,810	(187,134)	(1,248)	4,941	4,107,056	508,299	74,765	170,272
MassMutual Select Mid Cap Growth Fund, Class I	1,420,405	147,524	(486,796)	(110,195)	98,230	1,069,168	49,798	-	66,073
MassMutual Select Mid-Cap Value Fund, Class I	2,265,016	395,984	(287,001)	(255,453)	60,767	2,179,313	158,958	28,857	285,396
MassMutual Select Overseas Fund, Class I	9,049,448	999,783	(424,170)	98,910	27,140	9,751,111	1,001,141	187,483	-
MassMutual Select Small Cap Growth Equity Fund, Class I	1,611,124	150,340	(184,003)	(35,043)	43,587	1,586,005	100,444	-	82,576
MassMutual Select Small Cap Value Equity Fund, Class I	2,226,224	319,349	(325,903)	(201,296)	51,389	2,069,763	124,460	10,349	221,062
MassMutual Select Small Company Value Fund, Class I	858,453	212,883	(123,721)	(150,677)	31,374	828,312	72,468	5,543	138,257
MassMutual Select Strategic Bond Fund, Class I	338,837	21,743	(44,499)	(6,831)	-	309,250	29,678	7,259	-
MassMutual Select Total Return Bond Fund, Class I	408,398	27,617	(62,401)	(6,351)	(2,498)	364,765	37,412	10,030	-
MM Select Bond and Income Asset Fund, Class I	1,497,871	95,765	(277,449)	(16,298)	(7,027)	1,292,862	134,393	21,375	-
MM Select Equity Asset Fund, Class I	52,196,196	5,491,513	(2,612,746)	(769,426)	443,735	54,749,272	4,651,595	1,142,993	2,003,526
Oppenheimer International Bond Fund, Class I**	189,753	12,328	(41,000)	(649)	609	161,041	27,066	1,982	-
Oppenheimer Real Estate Fund, Class I**	777,059	122,210	(128,703)	(17,836)	2,835	755,565	30,283	4,004	25,612

	$113,582,977	$15,727,526	$(7,672,859)	$(3,931,195)	$934,795	$118,641,244		$2,024,476	$6,726,098

MM RetireSMART In Retirement Fund
Barings Global Floating Rate Fund, Class Y*	$644,764	$7,399	$(7,500)	$(2,147)	$121	$642,637	67,362	$7,399	$-
MassMutual Premier Core Bond Fund, Class I	10,796,784	523,533	(780,596)	(229,089)	(22,559)	10,288,073	955,253	309,454	-
MassMutual Premier Disciplined Growth Fund, Class I	1,837,854	258,941	(144,669)	(107,669)	25,103	1,869,560	149,565	16,918	205,468
MassMutual Premier Disciplined Value Fund, Class I	1,796,358	252,928	(91,069)	(131,177)	10,524	1,837,564	111,638	35,857	180,517
MassMutual Premier High Yield Fund, Class I	2,014,865	180,859	(277,705)	(123,766)	11,633	1,805,886	199,987	113,783	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	4,390,450	207,279	(221,759)	(70,901)	6,236	4,311,305	418,573	121,480	-
MassMutual Premier International Equity Fund, Class I	1,008,737	181,439	(29,106)	19,530	6,159	1,186,759	86,247	14,597	-
MassMutual Premier Short-Duration Bond Fund, Class I	10,151,326	1,497,234	(325,281)	(264,275)	(1,305)	11,057,699	1,089,428	283,479	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,556,987	164,131	(56,925)	43,943	14,976	1,723,112	129,072	21,206	-
MassMutual Select Blue Chip Growth Fund, Class I	303,452	41,855	(124,497)	(12,112)	18,534	227,232	11,249	1,817	12,983
MassMutual Select Diversified Value Fund, Class I	364,528	104,132	(63,709)	(78,716)	6,752	332,987	26,096	7,857	88,582

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART In Retirement Fund (Continued)
MassMutual Select Equity Opportunities Fund, Class I	$1,294,406	$580,623	$(47,084)	$(359,676)	$9,037	$1,477,306	87,622	$31,503	$407,143
MassMutual Select Fundamental Growth Fund, Class I	264,171	47,461	(39,685)	(7,341)	2,532	267,138	32,147	2,407	18,432
MassMutual Select Fundamental Value Fund, Class I	325,706	52,603	(53,905)	(33,083)	3,881	295,202	25,427	5,090	40,656
MassMutual Select Growth Opportunities Fund, Class I	188,471	46,466	(36,261)	(21,277)	2,054	179,453	16,524	-	26,106
MassMutual Select Large Cap Value Fund, Class I	301,629	22,368	(56,383)	(4,557)	6,085	269,142	33,310	4,937	11,243
MassMutual Select Mid Cap Growth Fund, Class I	414,094	33,030	(148,310)	(25,652)	22,666	295,828	13,779	-	18,449
MassMutual Select Mid-Cap Value Fund, Class I	645,170	182,784	(72,553)	(63,783)	8,535	700,153	51,069	8,216	81,258
MassMutual Select Overseas Fund, Class I	2,710,548	519,254	(78,473)	25,345	13,911	3,190,585	327,575	61,659	-
MassMutual Select Small Cap Growth Equity Fund, Class I	442,438	31,859	(133,371)	(30,964)	33,414	343,376	21,746	-	22,343
MassMutual Select Small Cap Value Equity Fund, Class I	609,525	73,500	(84,460)	(54,622)	14,027	557,970	33,552	2,808	59,988
MassMutual Select Small Company Value Fund, Class I	237,286	54,435	(38,769)	(41,660)	9,680	220,972	19,333	1,489	37,151
MassMutual Select Strategic Bond Fund, Class I	3,952,998	163,429	(355,645)	(96,377)	15,218	3,679,623	353,131	86,996	-
MassMutual Select Total Return Bond Fund, Class I	4,781,613	214,367	(457,381)	(97,627)	(9,866)	4,431,106	454,472	122,715	-
MM Select Bond and Income Asset Fund, Class I	15,281,158	832,790	(525,624)	(252,964)	(14,072)	15,321,288	1,592,649	255,100	-
MM Select Equity Asset Fund, Class I	13,784,069	1,309,887	(796,459)	(215,511)	133,642	14,215,628	1,207,785	298,695	523,576
Oppenheimer International Bond Fund, Class I**	2,267,140	81,929	(246,930)	(8,663)	10,591	2,104,067	353,625	25,232	-
Oppenheimer Real Estate Fund, Class I**	208,719	35,458	(19,690)	(4,766)	249	219,970	8,816	1,197	7,694

	$82,575,246	$7,701,973	$(5,313,799)	$(2,249,557)	$337,758	$83,051,621		$1,841,891	$1,741,589

MM RetireSMART 2010 Fund
Barings Global Floating Rate Fund, Class Y*	$513,410	$5,872	$(9,700)	$(1,728)	$119	$507,973	53,247	$5,872	$-
MassMutual Premier Core Bond Fund, Class I	7,625,759	348,963	(776,430)	(148,127)	(24,508)	7,025,657	652,336	213,061	-
MassMutual Premier Disciplined Growth Fund, Class I	1,476,317	199,240	(172,438)	(84,785)	22,236	1,440,570	115,246	13,140	159,585
MassMutual Premier Disciplined Value Fund, Class I	1,437,038	194,306	(124,838)	(107,676)	14,736	1,413,566	85,879	27,806	139,986
MassMutual Premier High Yield Fund, Class I	1,582,846	131,510	(315,027)	(97,217)	14,135	1,316,247	145,764	84,210	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,101,876	138,183	(252,022)	(50,249)	6,317	2,944,105	285,835	83,609	-
MassMutual Premier International Equity Fund, Class I	923,539	122,873	(56,511)	13,751	8,922	1,012,574	73,588	12,532	-
MassMutual Premier Short-Duration Bond Fund, Class I	7,004,489	994,161	(472,616)	(175,468)	(1,977)	7,348,589	723,999	189,495	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,441,144	136,963	(112,526)	18,747	34,456	1,518,784	113,767	18,976	-
MassMutual Select Blue Chip Growth Fund, Class I	487,925	46,648	(124,358)	(13,534)	24,004	420,685	20,826	2,740	19,579

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2010 Fund (Continued)
MassMutual Select Diversified Value Fund, Class I	$506,967	$153,841	$(64,016)	$(113,379)	$5,889	$489,302	38,347	$11,633	$131,152
MassMutual Select Equity Opportunities Fund, Class I	1,048,154	414,915	(78,174)	(279,345)	13,039	1,118,589	66,346	24,037	310,654
MassMutual Select Fundamental Growth Fund, Class I	427,759	54,804	(55,578)	(10,280)	3,741	420,446	50,595	3,634	27,829
MassMutual Select Fundamental Value Fund, Class I	450,584	79,020	(52,567)	(46,144)	2,516	433,409	37,331	7,530	60,151
MassMutual Select Growth Opportunities Fund, Class I	305,010	58,274	(45,689)	(31,556)	2,775	288,814	26,594	-	39,389
MassMutual Select Large Cap Value Fund, Class I	415,990	33,570	(55,987)	(5,489)	7,034	395,118	48,901	7,303	16,631
MassMutual Select Mid Cap Growth Fund, Class I	378,038	28,492	(150,870)	(27,350)	25,143	253,453	11,805	-	15,987
MassMutual Select Mid-Cap Value Fund, Class I	594,981	152,060	(86,864)	(58,614)	9,542	611,105	44,574	7,339	72,592
MassMutual Select Overseas Fund, Class I	2,480,362	358,950	(153,052)	8,328	26,683	2,721,271	279,391	52,922	-
MassMutual Select Small Cap Growth Equity Fund, Class I	411,983	27,205	(125,845)	(27,908)	30,418	315,853	20,003	-	20,042
MassMutual Select Small Cap Value Equity Fund, Class I	569,321	65,493	(101,035)	(51,429)	15,344	497,694	29,927	2,525	53,932
MassMutual Select Small Company Value Fund, Class I	220,550	48,380	(44,861)	(39,299)	10,801	195,571	17,110	1,330	33,168
MassMutual Select Strategic Bond Fund, Class I	2,798,712	108,322	(337,138)	(67,836)	12,035	2,514,095	241,276	59,930	-
MassMutual Select Total Return Bond Fund, Class I	3,383,507	142,916	(416,207)	(64,282)	(9,705)	3,036,229	311,408	84,774	-
MM Select Bond and Income Asset Fund, Class I	10,707,408	614,622	(768,085)	(160,637)	(21,481)	10,371,827	1,078,152	174,079	-
MM Select Equity Asset Fund, Class I	12,978,218	1,130,939	(1,239,641)	(270,129)	204,598	12,803,985	1,087,849	271,123	475,245
Oppenheimer International Bond Fund, Class I**	1,595,645	53,378	(230,091)	(8,773)	10,040	1,420,199	238,689	17,470	-
Oppenheimer Real Estate Fund, Class I**	185,746	36,291	(38,616)	(4,035)	430	179,816	7,207	1,022	6,574

	$65,053,278	$5,880,191	$(6,460,782)	$(1,904,443)	$447,282	$63,015,526		$1,378,092	$1,582,496

MM RetireSMART 2015 Fund
Barings Global Floating Rate Fund, Class Y*	$630,905	$7,174	$(19,801)	$(3,234)	$1,265	$616,309	64,603	$7,174	$-
MassMutual Premier Core Bond Fund, Class I	8,741,019	392,730	(863,152)	(220,763)	26,101	8,075,935	749,855	241,050	-
MassMutual Premier Disciplined Growth Fund, Class I	1,899,154	260,816	(220,718)	(114,368)	36,269	1,861,153	148,892	16,722	203,082
MassMutual Premier Disciplined Value Fund, Class I	1,842,327	254,351	(154,216)	(142,268)	25,002	1,825,196	110,887	35,354	177,985
MassMutual Premier High Yield Fund, Class I	1,912,927	154,255	(374,494)	(113,651)	16,030	1,595,067	176,641	99,151	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,561,148	155,785	(277,120)	(58,717)	9,183	3,390,279	329,153	94,822	-
MassMutual Premier International Equity Fund, Class I	1,281,236	150,172	(80,515)	14,335	17,048	1,382,276	100,456	16,910	-
MassMutual Premier Short-Duration Bond Fund, Class I	7,936,680	1,138,520	(548,874)	(200,324)	2,291	8,328,293	820,521	211,694	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,009,907	196,977	(161,221)	30,113	43,728	2,119,504	158,764	26,186	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2015 Fund (Continued)
MassMutual Select Blue Chip Growth Fund, Class I	$826,161	$76,774	$(170,681)	$(16,868)	$35,124	$750,510	37,154	$4,562	$32,592
MassMutual Select Diversified Value Fund, Class I	822,191	260,009	(80,666)	(186,894)	8,918	823,558	64,542	19,256	217,105
MassMutual Select Equity Opportunities Fund, Class I	1,353,413	510,581	(102,310)	(359,260)	25,692	1,428,116	84,704	30,220	390,558
MassMutual Select Fundamental Growth Fund, Class I	724,755	89,937	(83,205)	(18,274)	8,031	721,244	86,792	6,047	46,312
MassMutual Select Fundamental Value Fund, Class I	731,646	135,345	(64,926)	(76,947)	4,785	729,903	62,869	12,470	99,607
MassMutual Select Growth Opportunities Fund, Class I	517,957	95,133	(66,861)	(58,109)	10,502	498,622	45,914	-	65,561
MassMutual Select Large Cap Value Fund, Class I	676,112	59,690	(72,994)	(5,209)	7,809	665,408	82,352	12,095	27,545
MassMutual Select Mid Cap Growth Fund, Class I	522,139	41,299	(206,818)	(37,212)	34,464	353,872	16,482	-	21,826
MassMutual Select Mid-Cap Value Fund, Class I	823,112	199,986	(117,851)	(80,802)	14,032	838,477	61,158	10,041	99,314
MassMutual Select Overseas Fund, Class I	3,430,165	452,092	(218,540)	(2)	48,954	3,712,669	381,178	71,308	-
MassMutual Select Small Cap Growth Equity Fund, Class I	574,716	39,644	(165,033)	(42,404)	46,080	453,003	28,689	-	27,652
MassMutual Select Small Cap Value Equity Fund, Class I	792,908	90,176	(136,652)	(82,020)	32,724	697,136	41,920	3,481	74,357
MassMutual Select Small Company Value Fund, Class I	307,478	67,863	(60,929)	(55,081)	15,761	275,092	24,068	1,838	45,849
MassMutual Select Strategic Bond Fund, Class I	3,208,458	121,908	(370,012)	(81,981)	18,801	2,897,174	278,040	67,913	-
MassMutual Select Total Return Bond Fund, Class I	3,879,931	160,757	(465,478)	(74,516)	(9,070)	3,491,624	358,115	95,875	-
MM Select Bond and Income Asset Fund, Class I	12,232,531	767,276	(899,591)	(182,989)	(22,581)	11,894,646	1,236,450	196,410	-
MM Select Equity Asset Fund, Class I	18,195,115	1,649,542	(1,697,899)	(371,955)	289,858	18,064,661	1,534,806	376,619	660,166
Oppenheimer International Bond Fund, Class I**	1,833,110	59,993	(256,503)	(9,005)	10,247	1,637,842	275,267	19,932	-
Oppenheimer Real Estate Fund, Class I**	254,364	56,241	(55,088)	(6,086)	827	250,258	10,030	1,393	9,016

	$81,521,565	$7,645,026	$(7,992,148)	$(2,554,491)	$757,875	$79,377,827		$1,678,523	$2,198,527

MM RetireSMART 2020 Fund
Barings Global Floating Rate Fund, Class Y*	$2,994,289	$34,290	$(48,100)	$(12,467)	$3,072	$2,971,084	311,434	$34,289	$-
MassMutual Premier Core Bond Fund, Class I	41,202,181	1,754,987	(2,882,156)	(874,234)	(75,080)	39,125,698	3,632,841	1,171,745	-
MassMutual Premier Disciplined Growth Fund, Class I	11,738,296	1,564,842	(1,169,223)	(717,611)	214,784	11,631,088	930,487	104,861	1,273,495
MassMutual Premier Disciplined Value Fund, Class I	11,375,616	1,524,597	(749,823)	(854,863)	112,621	11,408,148	693,083	221,746	1,116,365
MassMutual Premier High Yield Fund, Class I	9,210,150	718,663	(1,531,080)	(546,962)	59,624	7,910,395	876,013	494,753	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	16,736,347	850,167	(1,041,482)	(260,067)	19,096	16,304,061	1,582,919	457,487	-
MassMutual Premier International Equity Fund, Class I	8,813,385	795,948	(465,836)	175,478	36,946	9,355,921	679,936	114,770	-
MassMutual Premier Short-Duration Bond Fund, Class I	37,668,612	4,676,355	(1,971,073)	(959,928)	21,519	39,435,485	3,885,269	1,002,886	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2020 Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class I	$13,997,559	$1,303,922	$(937,218)	$293,424	$221,395	$14,879,082	1,114,538	$185,626	$-
MassMutual Select Blue Chip Growth Fund, Class I	7,329,691	575,625	(1,086,720)	(78,488)	233,728	6,973,836	345,239	40,729	291,020
MassMutual Select Diversified Value Fund, Class I	7,038,498	2,266,747	(429,789)	(1,624,492)	30,028	7,280,992	570,611	171,145	1,929,577
MassMutual Select Equity Opportunities Fund, Class I	8,183,850	2,836,492	(493,564)	(2,014,377)	9,703	8,522,104	505,463	181,259	2,342,559
MassMutual Select Fundamental Growth Fund, Class I	6,433,924	698,983	(554,564)	(99,881)	3,591	6,482,053	780,030	53,992	413,507
MassMutual Select Fundamental Value Fund, Class I	6,247,713	1,235,863	(382,651)	(688,929)	40,458	6,452,454	555,767	110,823	885,248
MassMutual Select Growth Opportunities Fund, Class I	4,585,816	786,763	(441,198)	(412,346)	(15,363)	4,503,672	414,703	-	585,257
MassMutual Select Large Cap Value Fund, Class I	5,755,886	490,665	(383,303)	(51,306)	65,243	5,877,185	727,374	107,395	244,586
MassMutual Select Mid Cap Growth Fund, Class I	3,627,385	265,525	(1,411,699)	(302,574)	281,428	2,460,065	114,582	-	152,878
MassMutual Select Mid-Cap Value Fund, Class I	5,782,619	1,318,032	(804,828)	(663,442)	187,792	5,820,173	424,520	71,082	703,007
MassMutual Select Overseas Fund, Class I	23,669,631	2,396,606	(1,256,094)	219,495	110,919	25,140,557	2,581,166	484,966	-
MassMutual Select Small Cap Growth Equity Fund, Class I	4,040,637	257,170	(1,032,899)	(212,447)	236,394	3,288,855	208,287	-	196,396
MassMutual Select Small Cap Value Equity Fund, Class I	5,597,401	632,639	(946,588)	(503,654)	150,811	4,930,609	296,489	24,751	528,706
MassMutual Select Small Company Value Fund, Class I	2,157,101	464,750	(402,819)	(379,095)	99,742	1,939,679	169,701	13,037	325,147
MassMutual Select Strategic Bond Fund, Class I	15,159,340	537,918	(1,387,529)	(349,569)	43,199	14,003,359	1,343,892	329,971	-
MassMutual Select Total Return Bond Fund, Class I	18,313,019	719,164	(1,603,058)	(367,456)	(41,641)	17,020,028	1,745,644	469,775	-
MM Select Bond and Income Asset Fund, Class I	61,478,689	1,786,327	(4,786,015)	(886,292)	(123,629)	57,469,080	5,973,917	953,797	-
MM Select Equity Asset Fund, Class I	125,480,017	10,963,605	(7,600,341)	(1,969,361)	1,253,089	128,127,009	10,885,897	2,685,196	4,706,817
Oppenheimer International Bond Fund, Class I**	8,600,004	249,507	(961,109)	7,288	711	7,896,401	1,327,126	94,842	-
Oppenheimer Real Estate Fund, Class I**	1,754,881	350,743	(316,103)	(38,025)	2,560	1,754,056	70,303	9,663	61,955

	$474,972,537	$42,056,895	$(37,076,862)	$(14,172,181)	$3,182,740	$468,963,129		$9,590,586	$15,756,520

MM RetireSMART 2025 Fund
Barings Global Floating Rate Fund, Class Y*	$1,294,925	$33,339	$-	$(4,104)	$-	$1,324,160	138,801	$15,039	$-
MassMutual Premier Core Bond Fund, Class I	15,704,032	1,082,634	(592,215)	(369,825)	(13,767)	15,810,859	1,468,046	472,934	-
MassMutual Premier Disciplined Growth Fund, Class I	6,666,186	974,289	(454,194)	(382,330)	76,677	6,880,628	550,450	61,951	752,372
MassMutual Premier Disciplined Value Fund, Class I	6,460,108	982,222	(246,273)	(495,769)	53,815	6,754,103	410,334	131,111	660,067

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2025 Fund (Continued)
MassMutual Premier High Yield Fund, Class I	$4,245,037	$384,021	$(640,807)	$(255,779)	$24,359	$3,756,831	416,039	$234,454	$-
MassMutual Premier Inflation-Protected and Income Fund, Class I	6,679,436	498,673	(265,708)	(111,050)	10,165	6,811,516	661,312	190,910	-
MassMutual Premier International Equity Fund, Class I	5,948,810	521,326	(197,614)	126,179	18,083	6,416,784	466,336	78,634	-
MassMutual Premier Short-Duration Bond Fund, Class I	16,254,828	1,322,700	(580,940)	(397,815)	5,620	16,604,393	1,635,901	419,773	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	9,648,137	971,451	(396,583)	257,996	100,892	10,581,893	792,651	132,576	-
MassMutual Select Blue Chip Growth Fund, Class I	6,088,743	561,538	(605,222)	(3,547)	130,574	6,172,086	305,549	34,930	249,591
MassMutual Select Diversified Value Fund, Class I	5,716,790	2,121,012	(214,496)	(1,391,035)	19,874	6,252,145	489,980	146,400	1,650,595
MassMutual Select Equity Opportunities Fund, Class I	4,859,153	1,635,259	(209,704)	(1,232,752)	40,233	5,092,189	302,028	107,898	1,394,456
MassMutual Select Fundamental Growth Fund, Class I	5,346,116	656,105	(292,200)	(78,784)	(7,729)	5,623,508	676,716	46,311	354,682
MassMutual Select Fundamental Value Fund, Class I	5,072,144	1,218,941	(191,656)	(577,236)	18,980	5,541,173	477,276	94,806	757,305
MassMutual Select Growth Opportunities Fund, Class I	3,810,566	714,045	(234,604)	(378,313)	9,475	3,921,169	361,065	-	502,128
MassMutual Select Large Cap Value Fund, Class I	4,670,258	543,446	(173,780)	(22,595)	29,632	5,046,961	624,624	91,870	209,230
MassMutual Select Mid Cap Growth Fund, Class I	2,469,677	206,890	(876,501)	(176,702)	158,832	1,782,196	83,009	-	110,138
MassMutual Select Mid-Cap Value Fund, Class I	3,928,371	892,979	(463,965)	(440,830)	107,733	4,024,288	293,529	49,600	490,547
MassMutual Select Overseas Fund, Class I	15,983,798	1,570,811	(535,248)	145,588	78,537	17,243,486	1,770,378	331,530	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,772,864	201,781	(586,948)	(128,234)	143,650	2,403,113	152,192	-	139,546
MassMutual Select Small Cap Value Equity Fund, Class I	3,833,507	473,344	(546,881)	(356,809)	103,425	3,506,586	210,859	17,533	374,524
MassMutual Select Small Company Value Fund, Class I	1,480,943	337,488	(226,678)	(256,470)	56,475	1,391,758	121,764	9,314	232,298
MassMutual Select Strategic Bond Fund, Class I	5,803,329	249,130	(269,213)	(130,753)	8,357	5,660,850	543,268	132,914	-
MassMutual Select Total Return Bond Fund, Class I	6,996,323	396,010	(336,276)	(156,902)	(7,569)	6,891,586	706,829	189,546	-
MM Select Bond and Income Asset Fund, Class I	25,541,507	897,000	(1,921,047)	(372,527)	(50,480)	24,094,453	2,504,621	398,481	-
MM Select Equity Asset Fund, Class I	87,235,924	8,581,288	(3,270,070)	(1,083,382)	539,153	92,002,913	7,816,730	1,920,663	3,366,685
Oppenheimer International Bond Fund, Class I**	4,341,183	163,123	(401,711)	(23,061)	27,712	4,107,246	690,293	48,812	-
Oppenheimer Real Estate Fund, Class I**	1,305,301	142,321	(137,298)	(27,523)	1,384	1,284,185	51,470	7,031	45,250

	$270,157,996	$28,333,166	$(14,867,832)	$(8,324,364)	$1,684,092	$276,983,058		$5,365,021	$11,289,414

MM RetireSMART 2030 Fund
Barings Global Floating Rate Fund, Class Y*	$2,278,122	$26,208	$(14,201)	$(8,078)	$907	$2,282,958	239,304	$26,208	$-
MassMutual Premier Core Bond Fund, Class I	20,755,490	1,909,029	(818,618)	(492,823)	(22,080)	21,330,998	1,980,594	635,810	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2030 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$11,499,925	$1,614,158	$(743,098)	$(662,317)	$140,378	$11,849,046	947,924	$106,259	$1,290,476
MassMutual Premier Disciplined Value Fund, Class I	11,100,717	1,742,427	(465,265)	(833,181)	75,384	11,620,082	705,959	224,650	1,130,987
MassMutual Premier High Yield Fund, Class I	7,012,040	572,891	(1,237,277)	(418,904)	52,680	5,981,430	662,395	370,638	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	9,587,554	768,649	(412,877)	(154,163)	9,974	9,799,137	951,373	273,676	-
MassMutual Premier International Equity Fund, Class I	13,158,458	833,541	(480,764)	292,433	23,100	13,826,768	1,004,852	168,838	-
MassMutual Premier Short-Duration Bond Fund, Class I	25,924,710	1,571,723	(2,468,163)	(576,250)	6,088	24,458,108	2,409,666	612,417	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	21,139,422	2,321,949	(972,454)	555,534	228,958	23,273,409	1,743,327	291,095	-
MassMutual Select Blue Chip Growth Fund, Class I	15,565,118	1,362,895	(1,383,177)	184,455	140,880	15,870,171	785,652	88,526	632,546
MassMutual Select Diversified Value Fund, Class I	14,413,234	5,489,908	(592,215)	(3,548,943)	76,276	15,838,260	1,241,243	370,342	4,175,435
MassMutual Select Equity Opportunities Fund, Class I	9,474,280	3,027,134	(581,432)	(2,392,562)	135,930	9,663,350	573,152	204,454	2,642,323
MassMutual Select Fundamental Growth Fund, Class I	13,670,179	1,594,911	(724,277)	(229,093)	12,739	14,324,459	1,723,762	117,374	898,928
MassMutual Select Fundamental Value Fund, Class I	12,781,718	3,198,932	(528,841)	(1,391,305)	(23,480)	14,037,024	1,209,046	239,825	1,915,713
MassMutual Select Growth Opportunities Fund, Class I	9,742,179	1,757,540	(563,214)	(911,200)	(22,421)	10,002,884	921,076	-	1,272,458
MassMutual Select Large Cap Value Fund, Class I	11,773,664	1,477,890	(480,763)	20,192	(5,689)	12,785,294	1,582,338	232,403	529,284
MassMutual Select Mid Cap Growth Fund, Class I	5,460,198	428,602	(1,980,844)	(398,149)	361,002	3,870,809	180,289	-	238,696
MassMutual Select Mid-Cap Value Fund, Class I	8,812,281	1,883,206	(1,088,794)	(882,007)	143,733	8,868,419	646,858	109,984	1,087,745
MassMutual Select Overseas Fund, Class I	35,334,606	2,621,113	(1,298,063)	321,740	168,781	37,148,177	3,813,981	713,275	-
MassMutual Select Small Cap Growth Equity Fund, Class I	6,173,500	411,581	(1,243,785)	(251,166)	285,408	5,375,538	340,439	-	307,991
MassMutual Select Small Cap Value Equity Fund, Class I	8,570,191	1,010,980	(1,263,446)	(757,034)	199,717	7,760,408	466,651	38,744	827,629
MassMutual Select Small Company Value Fund, Class I	3,282,151	729,191	(499,069)	(567,070)	126,041	3,071,244	268,700	20,520	511,782
MassMutual Select Strategic Bond Fund, Class I	7,744,285	384,956	(318,569)	(175,225)	10,763	7,646,210	733,801	179,304	-
MassMutual Select Total Return Bond Fund, Class I	9,315,547	815,253	(520,139)	(211,347)	(11,486)	9,387,828	962,854	257,887	-
MM Select Bond and Income Asset Fund, Class I	38,613,997	1,150,662	(4,313,994)	(508,562)	(108,464)	34,833,639	3,620,960	575,313	-
MM Select Equity Asset Fund, Class I	194,779,128	18,759,672	(7,985,052)	(2,535,615)	1,330,930	204,349,063	17,361,858	4,259,719	7,466,761
Oppenheimer International Bond Fund, Class I**	8,171,317	261,328	(652,316)	(20,795)	29,758	7,789,292	1,309,125	92,107	-
Oppenheimer Real Estate Fund, Class I**	2,651,752	493,850	(325,608)	(59,317)	3,474	2,764,151	110,788	14,946	96,120

	$538,785,763	$58,220,179	$(33,956,315)	$(16,610,752)	$3,369,281	$549,808,156		$10,224,314	$25,024,874

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2035 Fund
Barings Global Floating Rate Fund, Class Y*	$591,918	$15,476	$(1)	$(1,876)	$-	$605,517	63,471	$6,876	$-
MassMutual Premier Core Bond Fund, Class I	5,578,681	675,844	(169,497)	(148,129)	5,670	5,942,569	551,771	175,974	-
MassMutual Premier Disciplined Growth Fund, Class I	3,668,495	590,327	(198,087)	(208,781)	35,890	3,887,844	311,028	34,633	420,595
MassMutual Premier Disciplined Value Fund, Class I	3,538,342	635,307	(110,990)	(262,980)	15,297	3,814,976	231,773	73,247	368,758
MassMutual Premier High Yield Fund, Class I	1,882,836	203,309	(397,876)	(112,101)	15,692	1,591,860	176,286	97,298	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,548,717	261,309	(87,717)	(41,830)	2,687	2,683,166	260,502	74,446	-
MassMutual Premier International Equity Fund, Class I	5,281,971	421,243	(145,285)	113,248	14,680	5,685,857	413,216	69,007	-
MassMutual Premier Short-Duration Bond Fund, Class I	7,377,555	611,511	(979,938)	(157,247)	316	6,852,197	675,093	168,821	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	8,469,762	1,200,639	(286,971)	253,361	66,985	9,703,776	726,875	120,699	-
MassMutual Select Blue Chip Growth Fund, Class I	6,820,903	734,641	(496,584)	80,442	60,302	7,199,704	356,421	39,586	282,851
MassMutual Select Diversified Value Fund, Class I	6,313,766	2,572,618	(192,051)	(1,587,315)	31,434	7,138,452	559,440	165,637	1,867,472
MassMutual Select Equity Opportunities Fund, Class I	3,561,535	1,215,874	(192,238)	(908,949)	46,251	3,722,473	220,787	78,118	1,009,588
MassMutual Select Fundamental Growth Fund, Class I	5,989,634	826,864	(248,933)	(104,560)	4,377	6,467,382	778,265	52,485	401,964
MassMutual Select Fundamental Value Fund, Class I	5,599,338	1,533,698	(171,474)	(632,842)	(1,011)	6,327,709	545,022	107,269	856,860
MassMutual Select Growth Opportunities Fund, Class I	4,269,955	868,199	(197,804)	(418,947)	(283)	4,521,120	416,309	-	569,095
MassMutual Select Large Cap Value Fund, Class I	5,155,446	758,305	(155,886)	(363)	5,430	5,762,932	713,234	103,941	236,720
MassMutual Select Mid Cap Growth Fund, Class I	2,203,011	214,640	(757,882)	(191,965)	174,843	1,642,647	76,509	-	100,147
MassMutual Select Mid-Cap Value Fund, Class I	3,545,866	802,967	(397,196)	(391,006)	87,820	3,648,451	266,116	45,109	446,134
MassMutual Select Overseas Fund, Class I	14,184,473	1,286,472	(392,207)	135,051	63,898	15,277,687	1,568,551	291,153	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,495,080	211,888	(458,548)	(119,047)	132,456	2,261,829	143,244	-	127,494
MassMutual Select Small Cap Value Equity Fund, Class I	3,457,044	468,009	(459,863)	(317,705)	85,468	3,232,953	194,405	16,007	341,924
MassMutual Select Small Company Value Fund, Class I	1,326,719	322,169	(177,955)	(233,401)	50,097	1,287,629	112,653	8,527	212,667
MassMutual Select Strategic Bond Fund, Class I	2,077,408	164,105	(67,358)	(49,606)	4,450	2,128,999	204,319	49,538	-
MassMutual Select Total Return Bond Fund, Class I	2,499,436	308,688	(124,429)	(61,954)	383	2,622,124	268,936	71,488	-
MM Select Bond and Income Asset Fund, Class I	9,381,718	619,197	(268,746)	(157,227)	(6,615)	9,568,327	994,629	156,719	-
MM Select Equity Asset Fund, Class I	80,660,078	8,015,945	(2,655,389)	(945,045)	452,963	85,528,552	7,266,657	1,768,381	3,099,754
Oppenheimer International Bond Fund, Class I**	2,166,773	113,035	(132,749)	(5,788)	8,943	2,150,214	361,381	24,973	-
Oppenheimer Real Estate Fund, Class I**	1,132,019	193,741	(102,948)	(24,259)	508	1,199,061	48,059	6,403	40,946

	$201,778,479	$25,846,020	$(10,026,602)	$(6,500,821)	$1,358,931	$212,456,007		$3,806,335	$10,382,969

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2040 Fund
Barings Global Floating Rate Fund, Class Y*	$714,746	$8,227	$(3,500)	$(2,474)	$224	$717,223	75,181	$8,228	$-
MassMutual Premier Core Bond Fund, Class I	7,723,234	798,066	(338,341)	(186,515)	(7,080)	7,989,364	741,817	239,009	-
MassMutual Premier Disciplined Growth Fund, Class I	4,764,116	672,344	(288,505)	(257,926)	37,364	4,927,393	394,191	44,368	538,837
MassMutual Premier Disciplined Value Fund, Class I	4,592,080	750,322	(193,294)	(336,739)	19,817	4,832,186	293,571	93,811	472,284
MassMutual Premier High Yield Fund, Class I	2,151,917	171,452	(643,383)	(119,802)	21,353	1,581,537	175,143	98,765	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,303,026	267,389	(159,682)	(49,680)	(54)	3,360,999	326,311	94,216	-
MassMutual Premier International Equity Fund, Class I	8,726,810	549,672	(323,972)	183,842	24,874	9,161,226	665,787	112,277	-
MassMutual Premier Short-Duration Bond Fund, Class I	10,114,421	732,092	(1,918,222)	(202,558)	2,420	8,728,153	859,917	215,893	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	13,750,663	1,973,088	(656,112)	369,283	144,698	15,581,620	1,167,163	196,225	-
MassMutual Select Blue Chip Growth Fund, Class I	11,894,008	997,382	(955,882)	127,067	119,023	12,181,598	603,049	67,545	482,627
MassMutual Select Diversified Value Fund, Class I	11,053,553	4,099,159	(450,567)	(2,686,852)	36,523	12,051,816	944,500	282,714	3,187,468
MassMutual Select Equity Opportunities Fund, Class I	5,688,046	1,852,331	(279,556)	(1,439,749)	59,947	5,881,019	348,815	124,845	1,613,471
MassMutual Select Fundamental Growth Fund, Class I	10,445,984	1,180,599	(538,294)	(169,605)	3,028	10,921,712	1,314,285	89,554	685,864
MassMutual Select Fundamental Value Fund, Class I	9,804,232	2,357,994	(401,562)	(1,080,834)	1,444	10,681,274	920,006	183,084	1,462,471
MassMutual Select Growth Opportunities Fund, Class I	7,446,570	1,306,347	(404,164)	(706,510)	(6,697)	7,635,546	703,089	-	970,977
MassMutual Select Large Cap Value Fund, Class I	9,029,554	1,052,435	(364,808)	9,506	2,077	9,728,764	1,204,055	177,417	404,058
MassMutual Select Mid Cap Growth Fund , Class I	3,640,450	288,097	(1,270,494)	(306,702)	279,254	2,630,605	122,525	-	163,001
MassMutual Select Mid-Cap Value Fund, Class I	5,873,857	1,225,238	(711,783)	(644,028)	148,737	5,892,021	429,761	73,712	729,009
MassMutual Select Overseas Fund, Class I	23,426,506	1,738,847	(876,630)	172,757	151,008	24,612,488	2,526,949	474,013	-
MassMutual Select Small Cap Growth Equity Fund, Class I	4,132,253	278,368	(779,071)	(158,618)	180,972	3,653,904	231,406	-	207,986
MassMutual Select Small Cap Value Equity Fund, Class I	5,733,463	679,211	(819,478)	(516,166)	138,808	5,215,838	313,640	26,129	558,160
MassMutual Select Small Company Value Fund, Class I	2,195,548	488,242	(312,969)	(376,911)	78,395	2,072,305	181,304	13,897	346,614
MassMutual Select Strategic Bond Fund, Class I	2,861,756	191,743	(131,174)	(68,357)	6,916	2,860,884	274,557	67,292	-
MassMutual Select Total Return Bond Fund, Class I	3,449,159	389,372	(221,535)	(84,631)	746	3,533,111	362,370	97,344	-
MM Select Bond and Income Asset Fund, Class I	12,643,950	562,972	(689,063)	(197,193)	(17,414)	12,303,252	1,278,924	203,849	-
MM Select Equity Asset Fund, Class I	133,513,435	10,774,569	(5,591,150)	(1,711,352)	916,844	137,902,346	11,716,427	2,884,329	5,055,872
Oppenheimer International Bond Fund, Class I**	2,342,930	80,511	(177,694)	176	2,875	2,248,798	377,949	26,536	-
Oppenheimer Real Estate Fund, Class I**	1,766,807	357,056	(220,519)	(41,126)	3,625	1,865,843	74,783	10,171	65,315

	$322,783,074	$35,823,125	$(19,721,404)	$(10,481,697)	$2,349,727	$330,752,825		$5,905,223	$16,944,014

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2045 Fund
Barings Global Floating Rate Fund, Class Y*	$206,526	$2,372	$(2,101)	$(715)	$66	$206,148	21,609	$2,372	$-
MassMutual Premier Core Bond Fund, Class I	2,733,543	180,736	(91,947)	(69,316)	3,130	2,756,146	255,910	81,585	-
MassMutual Premier Disciplined Growth Fund, Class I	1,304,426	208,250	(44,173)	(69,701)	6,525	1,405,327	112,426	12,529	152,165
MassMutual Premier Disciplined Value Fund, Class I	1,258,970	244,652	(34,279)	(93,706)	3,921	1,379,558	83,813	26,513	133,477
MassMutual Premier High Yield Fund, Class I	647,246	66,189	(216,018)	(40,482)	11,897	468,832	51,919	28,546	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,096,386	66,016	(62,535)	(14,248)	(1,642)	1,083,977	105,240	30,061	-
MassMutual Premier International Equity Fund, Class I	3,270,404	308,621	(79,763)	71,437	8,238	3,578,937	260,097	43,465	-
MassMutual Premier Short-Duration Bond Fund, Class I	3,540,614	184,255	(910,656)	(84,074)	19,686	2,749,825	270,919	69,778	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,138,409	815,799	(161,175)	153,720	39,096	5,985,849	448,378	76,221	-
MassMutual Select Blue Chip Growth Fund, Class I	4,711,274	495,449	(137,553)	81,975	15,246	5,166,391	255,762	27,356	195,468
MassMutual Select Diversified Value Fund, Class I	4,400,517	1,724,997	(115,691)	(1,097,672)	23,210	4,935,361	386,784	114,596	1,292,018
MassMutual Select Equity Opportunities Fund, Class I	2,069,727	771,938	(56,032)	(540,021)	14,602	2,260,214	134,058	47,464	613,415
MassMutual Select Fundamental Growth Fund, Class I	4,137,552	558,303	(112,047)	(73,182)	4,308	4,514,934	543,313	36,270	277,784
MassMutual Select Fundamental Value Fund, Class I	3,903,162	1,012,041	(103,166)	(438,258)	739	4,374,518	376,789	74,213	592,809
MassMutual Select Growth Opportunities Fund, Class I	2,949,516	587,815	(76,797)	(293,383)	3,495	3,170,646	291,956	-	393,259
MassMutual Select Large Cap Value Fund, Class I	3,592,802	480,460	(93,935)	950	3,696	3,983,973	493,066	71,907	163,765
MassMutual Select Mid Cap Growth Fund, Class I	1,373,311	130,810	(432,948)	(115,173)	103,151	1,059,151	49,332	-	64,660
MassMutual Select Mid-Cap Value Fund, Class I	2,201,064	366,965	(231,690)	(251,712)	61,915	2,146,542	156,568	28,194	278,845
MassMutual Select Overseas Fund, Class I	8,787,141	922,760	(215,229)	91,711	31,600	9,617,983	987,473	183,422	-
MassMutual Select Small Cap Growth Equity Fund, Class I	1,557,448	130,286	(131,451)	(31,693)	39,468	1,564,058	99,054	-	80,692
MassMutual Select Small Cap Value Equity Fund, Class I	2,155,673	290,484	(258,895)	(204,183)	56,802	2,039,881	122,663	10,107	215,905
MassMutual Select Small Company Value Fund, Class I	828,571	199,829	(92,813)	(147,385)	30,564	818,766	71,633	5,426	135,342
MassMutual Select Strategic Bond Fund, Class I	1,006,336	55,172	(54,049)	(23,688)	2,514	986,285	94,653	22,936	-
MassMutual Select Total Return Bond Fund, Class I	1,214,364	71,121	(72,601)	(27,173)	(943)	1,184,768	121,515	32,273	-
MM Select Bond and Income Asset Fund, Class I	4,368,218	239,185	(454,091)	(60,079)	(11,343)	4,081,890	424,313	66,802	-
MM Select Equity Asset Fund, Class I	50,353,383	5,323,839	(1,326,646)	(554,231)	234,799	54,031,144	4,590,582	1,118,013	1,959,739
Oppenheimer International Bond Fund, Class I**	628,699	33,002	(76,104)	1,064	(639)	586,022	98,491	6,966	-
Oppenheimer Real Estate Fund, Class I**	718,032	112,285	(57,546)	(16,146)	805	757,430	30,358	4,064	26,169

	$120,153,314	$15,583,631	$(5,701,931)	$(3,845,364)	$704,906	$126,894,556		$2,221,079	$6,575,512

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2050 Fund
Barings Global Floating Rate Fund, Class Y*	$136,018	$1,562	$(1,400)	$(517)	$89	$135,752	14,230	$1,562	$-
MassMutual Premier Core Bond Fund, Class I	1,952,997	165,598	(115,840)	(51,244)	3,962	1,955,473	181,567	58,287	-
MassMutual Premier Disciplined Growth Fund, Class I	1,700,706	266,112	(120,241)	(96,642)	17,666	1,767,601	141,408	15,852	192,524
MassMutual Premier Disciplined Value Fund, Class I	1,638,898	279,527	(71,464)	(121,231)	7,839	1,733,569	105,320	33,519	168,749
MassMutual Premier High Yield Fund, Class I	431,779	38,973	(238,170)	(26,820)	12,950	218,712	24,221	13,477	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	768,673	45,925	(50,697)	(9,830)	(1,323)	752,748	73,082	21,013	-
MassMutual Premier International Equity Fund, Class I	4,908,784	420,635	(188,143)	97,406	20,561	5,259,243	382,212	64,229	-
MassMutual Premier Short-Duration Bond Fund, Class I	2,500,987	129,928	(671,768)	(58,697)	13,496	1,913,946	188,566	48,965	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	7,652,179	1,232,839	(380,246)	190,113	93,234	8,788,119	658,286	112,668	-
MassMutual Select Blue Chip Growth Fund, Class I	7,205,181	689,047	(316,826)	101,332	46,103	7,724,837	382,418	41,114	293,775
MassMutual Select Diversified Value Fund, Class I	6,727,577	2,542,055	(277,110)	(1,647,731)	33,459	7,378,250	578,233	172,195	1,941,413
MassMutual Select Equity Opportunities Fund, Class I	3,073,919	1,125,677	(131,263)	(803,180)	32,055	3,297,208	195,564	69,616	899,697
MassMutual Select Fundamental Growth Fund, Class I	6,329,439	788,613	(263,856)	(106,243)	3,730	6,751,683	812,477	54,520	417,548
MassMutual Select Fundamental Value Fund, Class I	5,967,533	1,476,578	(247,212)	(661,835)	4,391	6,539,455	563,261	111,514	890,769
MassMutual Select Growth Opportunities Fund, Class I	4,510,782	848,361	(183,768)	(444,650)	9,576	4,740,301	436,492	-	591,050
MassMutual Select Large Cap Value Fund, Class I	5,494,035	679,449	(224,605)	(2,868)	9,844	5,955,855	737,111	108,056	246,091
MassMutual Select Mid Cap Growth Fund, Class I	2,064,322	195,404	(700,441)	(168,645)	151,522	1,542,162	71,829	-	94,829
MassMutual Select Mid-Cap Value Fund, Class I	3,314,744	545,739	(392,563)	(384,895)	101,578	3,184,603	232,283	42,034	415,715
MassMutual Select Overseas Fund, Class I	13,191,571	1,267,413	(507,863)	105,736	76,383	14,133,240	1,451,051	270,856	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,342,959	191,840	(245,576)	(59,712)	71,496	2,301,007	145,726	-	119,370
MassMutual Select Small Cap Value Equity Fund, Class I	3,244,562	428,856	(450,096)	(304,234)	86,743	3,005,831	180,748	14,975	319,896
MassMutual Select Small Company Value Fund, Class I	1,246,006	296,621	(170,875)	(224,328)	52,349	1,199,773	104,967	7,999	199,493
MassMutual Select Strategic Bond Fund, Class I	722,688	39,091	(43,580)	(15,384)	229	703,044	67,471	16,444	-
MassMutual Select Total Return Bond Fund, Class I	871,386	51,971	(52,007)	(18,370)	(1,891)	851,089	87,291	23,317	-
MM Select Bond and Income Asset Fund, Class I	3,155,030	190,581	(389,544)	(41,558)	(9,657)	2,904,852	301,960	47,836	-
MM Select Equity Asset Fund, Class I	75,771,776	7,271,674	(3,141,663)	(998,722)	528,316	79,431,381	6,748,630	1,652,398	2,896,449
Oppenheimer International Bond Fund, Class I**	400,526	21,599	(54,925)	56	209	367,465	61,759	4,380	-
Oppenheimer Real Estate Fund, Class I**	1,043,017	213,219	(127,616)	(24,602)	2,084	1,106,102	44,333	5,951	38,383

	$168,368,074	$21,444,887	$(9,759,358)	$(5,777,295)	$1,366,993	$175,643,301		$3,012,777	$9,725,751

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2055 Fund
Barings Global Floating Rate Fund, Class Y*	$30,711	$1,058	$-	$(97)	$-	$31,672	3,320	$358	$-
MassMutual Premier Core Bond Fund, Class I	470,659	59,044	(30,842)	(11,729)	18	487,150	45,232	14,420	-
MassMutual Premier Disciplined Growth Fund, Class I	408,169	82,351	(30,680)	(24,575)	4,742	440,007	35,201	3,919	47,595
MassMutual Premier Disciplined Value Fund, Class I	394,193	85,144	(19,241)	(30,237)	2,101	431,960	26,243	8,294	41,754
MassMutual Premier High Yield Fund, Class I	106,889	17,558	(59,442)	(6,331)	2,544	61,218	6,779	3,694	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	184,367	19,040	(13,198)	(2,556)	(203)	187,450	18,199	5,195	-
MassMutual Premier International Equity Fund, Class I	1,170,594	155,393	(49,626)	21,542	7,043	1,304,946	94,836	15,839	-
MassMutual Premier Short-Duration Bond Fund, Class I	601,525	57,150	(167,968)	(14,406)	3,175	479,476	47,239	12,154	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,852,796	372,420	(100,362)	50,738	18,333	2,193,925	164,339	27,919	-
MassMutual Select Blue Chip Growth Fund, Class I	1,727,748	243,401	(86,123)	11,799	23,368	1,920,193	95,059	10,149	72,518
MassMutual Select Diversified Value Fund, Class I	1,612,990	693,730	(73,091)	(416,265)	16,806	1,834,170	143,744	42,513	479,315
MassMutual Select Equity Opportunities Fund, Class I	740,393	306,144	(34,622)	(199,126)	8,270	821,059	48,699	17,210	222,417
MassMutual Select Fundamental Growth Fund, Class I	1,517,514	259,202	(72,166)	(38,243)	12,053	1,678,360	201,969	13,458	103,073
MassMutual Select Fundamental Value Fund, Class I	1,431,213	422,619	(65,206)	(175,692)	12,923	1,625,857	140,039	27,534	219,939
MassMutual Select Growth Opportunities Fund, Class I	1,081,364	253,563	(48,472)	(115,975)	8,135	1,178,615	108,528	-	145,919
MassMutual Select Large Cap Value Fund, Class I	1,316,770	222,011	(59,243)	(13,869)	14,964	1,480,633	183,247	26,678	60,758
MassMutual Select Mid Cap Growth Fund, Class I	494,782	67,442	(166,163)	(30,364)	25,672	391,369	18,229	-	23,830
MassMutual Select Mid-Cap Value Fund, Class I	788,311	160,730	(95,888)	(81,364)	11,891	783,680	57,161	10,275	101,624
MassMutual Select Overseas Fund, Class I	3,151,675	446,610	(134,024)	15,743	27,956	3,507,960	360,160	66,784	-
MassMutual Select Small Cap Growth Equity Fund, Class I	561,091	69,765	(60,838)	(9,277)	11,917	572,658	36,267	-	29,488
MassMutual Select Small Cap Value Equity Fund, Class I	775,145	134,802	(109,105)	(71,067)	16,853	746,628	44,896	3,692	78,876
MassMutual Select Small Company Value Fund, Class I	299,088	84,600	(41,206)	(49,837)	7,143	299,788	26,228	1,983	49,459
MassMutual Select Strategic Bond Fund, Class I	173,408	16,648	(11,344)	(3,786)	48	174,974	16,792	4,062	-
MassMutual Select Total Return Bond Fund, Class I	209,089	21,158	(14,141)	(4,390)	(600)	211,116	21,653	5,739	-
MM Select Bond and Income Asset Fund, Class I	757,171	76,656	(96,526)	(10,190)	(2,450)	724,661	75,329	11,835	-
MM Select Equity Asset Fund, Class I	18,188,016	2,522,107	(828,995)	(265,195)	141,275	19,757,208	1,678,607	408,030	715,227
Oppenheimer International Bond Fund, Class I**	97,245	10,582	(15,415)	(674)	740	92,478	15,543	1,085	-
Oppenheimer Real Estate Fund, Class I**	273,447	66,711	(45,402)	(6,462)	110	288,404	11,559	1,556	10,090

	$40,416,363	$6,927,639	$(2,529,329)	$(1,481,885)	$374,827	$43,707,615		$744,375	$2,401,882

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distributions
MM RetireSMART 2060 Fund
Barings Global Floating Rate Fund, Class Y*	$9,753	$113	$-	$(31)	$-	$9,835	1,031	$113	$-
MassMutual Premier Core Bond Fund, Class I	144,726	9,603	(10,748)	(3,191)	(414)	139,976	12,997	4,395	-
MassMutual Premier Disciplined Growth Fund, Class I	125,674	18,060	(10,784)	(7,211)	1,263	127,002	10,160	1,191	14,472
MassMutual Premier Disciplined Value Fund, Class I	121,261	18,663	(6,944)	(9,375)	834	124,439	7,560	2,520	12,686
MassMutual Premier High Yield Fund, Class I	32,368	2,120	(18,560)	(1,979)	875	14,824	1,642	1,074	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	56,759	2,650	(4,630)	(743)	(120)	53,916	5,235	1,580	-
MassMutual Premier International Equity Fund, Class I	361,436	27,329	(18,285)	6,890	1,887	379,257	27,562	4,822	-
MassMutual Premier Short-Duration Bond Fund, Class I	184,623	7,168	(52,773)	(4,237)	831	135,612	13,361	3,690	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	569,658	76,271	(36,986)	12,369	8,760	630,072	47,196	8,487	-
MassMutual Select Blue Chip Growth Fund, Class I	531,888	44,202	(30,908)	9,248	1,729	556,159	27,533	3,089	22,072
MassMutual Select Diversified Value Fund, Class I	496,753	183,150	(26,932)	(118,637)	(2,758)	531,576	41,660	12,938	145,870
MassMutual Select Equity Opportunities Fund, Class I	227,886	80,022	(12,758)	(55,445)	(2,622)	237,083	14,062	5,235	67,657
MassMutual Select Fundamental Growth Fund, Class I	467,062	52,815	(25,991)	(6,519)	(1,248)	486,119	58,498	4,096	31,372
MassMutual Select Fundamental Value Fund, Class I	440,632	103,867	(24,027)	(46,245)	(3,268)	470,959	40,565	8,379	66,932
MassMutual Select Growth Opportunities Fund, Class I	332,977	58,576	(17,860)	(30,876)	(1,765)	341,052	31,404	-	44,413
MassMutual Select Large Cap Value Fund, Class I	405,548	44,820	(21,829)	515	(133)	428,921	53,084	8,119	18,491
MassMutual Select Mid Cap Growth Fund , Class I	152,465	12,364	(53,358)	(6,881)	5,529	110,119	5,129	-	7,201
MassMutual Select Mid-Cap Value Fund, Class I	243,463	37,942	(31,745)	(21,142)	(81)	228,437	16,662	3,138	31,033
MassMutual Select Overseas Fund, Class I	971,536	83,332	(49,388)	5,277	8,169	1,018,926	104,612	20,338	-
MassMutual Select Small Cap Growth Equity Fund, Class I	172,869	12,082	(20,606)	869	(22)	165,192	10,462	-	8,969
MassMutual Select Small Cap Value Equity Fund, Class I	238,881	29,174	(36,008)	(20,945)	4,578	215,680	12,969	1,124	24,013
MassMutual Select Small Company Value Fund, Class I	92,042	20,762	(13,761)	(11,847)	(1,108)	86,088	7,532	602	15,023
MassMutual Select Strategic Bond Fund, Class I	53,399	2,209	(4,046)	(1,228)	76	50,410	4,838	1,236	-
MassMutual Select Total Return Bond Fund, Class I	64,447	2,941	(4,986)	(1,481)	(55)	60,866	6,243	1,749	-
MM Select Bond and Income Asset Fund, Class I	232,947	10,699	(32,229)	(2,878)	(1,011)	207,528	21,573	3,597	-
MM Select Equity Asset Fund, Class I	5,595,385	455,797	(305,488)	(83,318)	46,485	5,708,861	485,035	124,180	217,672
Oppenheimer International Bond Fund, Class I**	29,816	1,058	(4,953)	12	-	25,933	4,359	328	-
Oppenheimer Real Estate Fund, Class I**	81,785	7,577	(13,345)	(1,773)	(55)	74,189	2,974	432	2,890

	$12,438,039	$1,405,366	$(889,928)	$(400,802)	$66,356	$12,619,031		$226,452	$730,766

*	Fund advised by Barings LLC.
**	Fund advised by OFI Global Asset Management, Inc.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. New	Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2017, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Effective January 29, 2018, the MassMutual Select Large Cap Value Fund merged into the MassMutual Select Diversified Value Fund. Under the terms of the Agreement and Plan of Reorganization, the Large Cap Value Fund’s assets and liabilities were transferred to the Diversified Value Fund in return for shares of the Diversified Value Fund. Those shares were distributed pro rata to shareholders of the Large Cap Value Fund in exchange for their Fund shares. Shareholders of the Large Cap Value Fund thus became shareholders of the Diversified Value Fund and received shares of the Diversified Value Fund with a value equal to their shares of the Large Cap Value Fund at the time of the reorganization. The reorganization was a tax-free event for federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/26/2018

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	2/26/2018